The Hartford Balanced Income Fund
Schedule of Investments
July 31, 2022  (Unaudited)

Shares or Principal Amount		Market Value†
CONVERTIBLE BONDS - 0.1%
	Airlines - 0.0%
$ 1,499,000	JetBlue Airways Corp. 0.50%, 04/01/2026	$ 1,068,787
	Auto Manufacturers - 0.0%
650,000	Ford Motor Co. 0.00%, 03/15/2026(1)	692,250
	Commercial Services - 0.0%
650,000	Block, Inc. 0.13%, 03/01/2025	663,813
	Healthcare - Products - 0.1%
1,379,000	Insulet Corp. 0.38%, 09/01/2026	1,729,266
1,400,000	NuVasive, Inc. 0.38%, 03/15/2025	1,281,000
		3,010,266
	Machinery-Diversified - 0.0%
808,000	Middleby Corp. 1.00%, 09/01/2025	1,004,748
	Software - 0.0%
2,226,000	Western Digital Corp. 1.50%, 02/01/2024	2,120,265
	Total Convertible Bonds (cost $9,081,793)	$ 8,560,129
CORPORATE BONDS - 44.1%
	Advertising - 0.0%
2,985,000	Lamar Media Corp. 3.75%, 02/15/2028	$ 2,805,900
	Aerospace/Defense - 1.0%
	Boeing Co.
530,000	2.20%, 02/04/2026	494,118
7,000,000	3.25%, 02/01/2035	5,684,699
2,655,000	3.75%, 02/01/2050	2,029,287
715,000	3.83%, 03/01/2059	502,180
2,450,000	3.90%, 05/01/2049	1,877,936
720,000	3.95%, 08/01/2059	527,018
13,025,000	5.04%, 05/01/2027	13,282,580
6,350,000	5.71%, 05/01/2040	6,357,014
9,000,000	5.81%, 05/01/2050	9,016,463
475,000	Embraer Netherlands Finance B.V. 6.95%, 01/17/2028(2)	478,562
575,000	Howmet Aerospace, Inc. 5.90%, 02/01/2027	595,125
7,545,000	L3Harris Technologies, Inc. 4.40%, 06/15/2028	7,605,924
6,025,000	Lockheed Martin Corp. 4.50%, 05/15/2036	6,315,530
	Northrop Grumman Corp.
3,200,000	3.25%, 01/15/2028	3,131,126
5,215,000	4.03%, 10/15/2047	4,901,069
	Raytheon Technologies Corp.
11,255,000	2.38%, 03/15/2032	9,958,765
8,455,000	3.03%, 03/15/2052	6,723,601
5,000,000	3.75%, 11/01/2046	4,469,346
1,925,000	4.50%, 06/01/2042	1,934,977
3,425,000	4.63%, 11/16/2048	3,493,559
550,000	Spirit AeroSystems, Inc. 3.85%, 06/15/2026	493,625
	Teledyne Technologies, Inc.
24,370,000	0.95%, 04/01/2024	23,116,432
2,270,000	1.60%, 04/01/2026	2,062,170
17,800,000	2.75%, 04/01/2031	15,259,482
	TransDigm, Inc.
3,750,000	5.50%, 11/15/2027	3,550,387
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 44.1% - (continued)
	Aerospace/Defense - 1.0% - (continued)
$ 6,645,000	6.25%, 03/15/2026(3)	$ 6,694,837
505,000	8.00%, 12/15/2025(3)	523,291
		141,079,103
	Agriculture - 0.6%
	Altria Group, Inc.
9,645,000	3.88%, 09/16/2046	6,854,363
960,000	4.80%, 02/14/2029	955,017
3,970,000	5.38%, 01/31/2044	3,579,873
	BAT Capital Corp.
30,160,000	2.26%, 03/25/2028	25,842,441
8,515,000	3.22%, 09/06/2026	8,066,700
5,395,000	3.46%, 09/06/2029	4,715,570
6,155,000	4.74%, 03/16/2032	5,620,175
495,000	BAT International Finance plc 4.45%, 03/16/2028	473,991
	Cargill, Inc.
20,370,000	2.13%, 11/10/2031(3)	17,726,552
7,945,000	4.00%, 06/22/2032(3)(4)	8,131,328
1,305,000	4.38%, 04/22/2052(3)	1,328,253
2,920,000	Darling Ingredients, Inc. 6.00%, 06/15/2030(3)	3,032,478
		86,326,741
	Apparel - 0.0%
4,675,000	NIKE, Inc. 3.25%, 03/27/2040	4,209,765
	Auto Manufacturers - 0.5%
	Ford Motor Co.
1,380,000	3.25%, 02/12/2032	1,152,300
505,000	4.35%, 12/08/2026(4)	495,987
825,000	4.75%, 01/15/2043	679,594
	Ford Motor Credit Co. LLC
6,930,000	2.30%, 02/10/2025	6,494,736
1,165,000	2.90%, 02/16/2028	1,020,831
4,510,000	3.37%, 11/17/2023	4,420,477
2,635,000	3.38%, 11/13/2025	2,497,122
435,000	3.66%, 09/08/2024	422,662
1,105,000	4.13%, 08/04/2025	1,089,806
930,000	4.38%, 08/06/2023	931,423
5,500,000	4.54%, 08/01/2026	5,340,472
885,000	4.95%, 05/28/2027	877,345
2,690,000	5.13%, 06/16/2025	2,685,683
2,055,000	5.58%, 03/18/2024	2,070,464
	General Motors Co.
6,235,000	5.15%, 04/01/2038	5,649,442
980,000	5.40%, 10/15/2029	980,571
	General Motors Financial Co., Inc.
19,670,000	1.50%, 06/10/2026	17,612,683
1,500,000	2.40%, 04/10/2028	1,296,391
570,000	2.40%, 10/15/2028	486,060
4,245,000	4.35%, 01/17/2027	4,169,792
16,350,000	Hyundai Capital America 2.10%, 09/15/2028(3)	13,954,811
		74,328,652
	Auto Parts & Equipment - 0.1%
	Adient Global Holdings Ltd.
EUR 3,330,000	3.50%, 08/15/2024(2)	3,245,636
$ 3,665,000	4.88%, 08/15/2026(3)	3,427,471
3,385,000	Autozone, Inc. 4.75%, 08/01/2032	3,497,096
		10,170,203

1

The Hartford Balanced Income Fund
Schedule of Investments – (continued)
July 31, 2022  (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 44.1% - (continued)
	Beverages - 1.0%
	Anheuser-Busch Cos. LLC / Anheuser-Busch InBev Worldwide, Inc.
$ 15,055,000	4.70%, 02/01/2036	$ 15,506,900
10,971,000	4.90%, 02/01/2046	11,165,893
	Anheuser-Busch InBev Worldwide, Inc.
9,174,000	3.75%, 07/15/2042	8,007,150
3,440,000	4.38%, 04/15/2038	3,346,364
7,750,000	4.60%, 04/15/2048	7,519,772
6,130,000	4.75%, 04/15/2058	5,979,422
	Bacardi Ltd.
6,215,000	2.75%, 07/15/2026(3)	5,813,378
10,960,000	4.45%, 05/15/2025(3)	10,940,477
5,365,000	5.15%, 05/15/2038(3)	5,237,346
	Central American Bottling Corp. / CBC Bottling Holdco SL / Beliv Holdco SL
2,289,000	5.25%, 04/27/2029(3)	2,165,119
370,000	5.25%, 04/27/2029(2)	349,976
	Coca-Cola Co.
10,000,000	2.50%, 06/01/2040	8,327,106
2,270,000	3.00%, 03/05/2051	1,931,211
	Constellation Brands, Inc.
1,585,000	3.15%, 08/01/2029	1,479,652
7,893,000	3.60%, 02/15/2028	7,646,021
10,297,000	Diageo Capital plc 2.00%, 04/29/2030	9,157,837
12,500,000	Keurig Dr Pepper, Inc. 3.95%, 04/15/2029	12,428,007
	PepsiCo, Inc.
2,590,000	3.90%, 07/18/2032	2,680,672
530,000	4.20%, 07/18/2052	556,558
	Pernod Ricard International Finance LLC
18,810,000	1.25%, 04/01/2028(3)(4)	16,381,278
9,595,000	1.63%, 04/01/2031(3)	7,916,629
		144,536,768
	Biotechnology - 0.3%
	CSL Finance plc
1,660,000	4.25%, 04/27/2032(3)	1,694,451
1,700,000	4.63%, 04/27/2042(3)	1,712,565
	Gilead Sciences, Inc.
7,060,000	1.20%, 10/01/2027	6,262,057
3,965,000	2.60%, 10/01/2040	3,070,949
5,000,000	3.65%, 03/01/2026	5,023,357
	Royalty Pharma plc
9,165,000	1.75%, 09/02/2027	8,128,885
4,220,000	2.15%, 09/02/2031	3,494,074
13,060,000	2.20%, 09/02/2030	11,043,123
5,305,000	3.35%, 09/02/2051	3,809,910
1,570,000	3.55%, 09/02/2050	1,170,626
		45,409,997
	Chemicals - 0.6%
830,000	Avient Corp. 7.13%, 08/01/2030(3)	855,249
	Braskem Idesa SAPI
1,760,000	6.99%, 02/20/2032(3)	1,517,472
980,000	6.99%, 02/20/2032(2)	844,956
	Braskem Netherlands Finance B.V.
1,545,000	4.50%, 01/10/2028(2)	1,446,676
1,915,000	4.50%, 01/31/2030(2)	1,747,437
35,735,000	Celanese US Holdings LLC 6.17%, 07/15/2027	36,284,854
580,000	Chemours Co. 4.63%, 11/15/2029(3)	508,950
2,510,000	Ecolab, Inc. 2.70%, 12/15/2051	1,922,639
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 44.1% - (continued)
	Chemicals - 0.6% - (continued)
$ 2,025,000	GC Treasury Centre Co., Ltd. 4.40%, 03/30/2032(3)	$ 1,882,751
26,575,000	International Flavors & Fragrances, Inc. 1.83%, 10/15/2027(3)	23,455,282
1,145,000	NOVA Chemicals Corp. 4.25%, 05/15/2029(3)(4)	994,707
	OCP S.A.
3,315,000	3.75%, 06/23/2031(2)	2,683,015
980,000	3.75%, 06/23/2031(3)	793,169
2,400,000	5.13%, 06/23/2051(2)	1,685,789
1,376,000	5.13%, 06/23/2051(3)	966,519
655,000	5.63%, 04/25/2024(2)	663,098
540,000	6.88%, 04/25/2044(2)	460,879
515,000	Olin Corp. 5.63%, 08/01/2029	494,400
535,000	Sasol Financing USA LLC 4.38%, 09/18/2026	484,870
	Sherwin-Williams Co.
6,835,000	2.90%, 03/15/2052	4,878,893
1,740,000	4.50%, 06/01/2047	1,624,374
1,455,000	Valvoline, Inc. 3.63%, 06/15/2031(3)	1,206,602
		87,402,581
	Commercial Banks - 9.3%
7,500,000	ABN Amro Bank N.V. 1.54%, 06/16/2027, (1.54% fixed rate until 06/16/2026; 12 mo. USD CMT + 0.800% thereafter)(3)(5)	6,674,403
200,000	ADCB Finance Cayman Ltd. 4.50%, 03/06/2023(2)	200,345
	Banco de Credito del Peru S.A.
1,005,000	3.13%, 07/01/2030, (3.13% fixed rate until 07/01/2025; 5 year USD CMT + 3.000% thereafter)(3)(5)	915,801
418,000	3.13%, 07/01/2030, (3.13% fixed rate until 07/01/2025; 5 year USD CMT + 3.000% thereafter)(2)(5)	380,900
460,000	3.25%, 09/30/2031, (3.25% fixed rate until 09/30/2026; 5 year USD CMT + 2.450% thereafter)(2)(5)	399,625
	Banco do Brasil S.A.
425,000	3.25%, 09/30/2026(2)	391,000
1,300,000	4.88%, 01/11/2029(3)	1,212,250
	Bancolombia S.A.
1,380,000	3.00%, 01/29/2025	1,299,270
835,000	4.63%, 12/18/2029, (4.63% fixed rate until 12/18/2024; 5 year USD CMT + 2.944% thereafter)(5)	713,925
1,975,000	Bangkok Bank PCL 3.47%, 09/23/2036, (3.47% fixed rate until 09/23/2031; 5 year USD CMT + 2.150% thereafter)(3)(5)	1,697,657
1,965,000	Bank Hapoalim BM 3.26%, 01/21/2032, (3.26% fixed rate until 01/21/2027; 5 year USD CMT + 2.155% thereafter)(2)(3)(5)	1,690,356
	Bank Leumi Le-Israel BM
1,130,000	3.28%, 01/29/2031, (3.28% fixed rate until 01/29/2026; 5 year USD CMT + 1.631% thereafter)(2)(3)(5)	1,011,350
845,000	5.13%, 07/27/2027(2)(3)	861,900
	Bank of America Corp.
3,640,000	1.90%, 07/23/2031, (1.90% fixed rate until 07/23/2030; 3 mo. USD SOFR + 1.530% thereafter)(5)	3,012,446

2

The Hartford Balanced Income Fund
Schedule of Investments – (continued)
July 31, 2022  (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 44.1% - (continued)
	Commercial Banks - 9.3% - (continued)
$ 7,000,000	2.30%, 07/21/2032, (2.30% fixed rate until 07/21/2031; 3 mo. USD SOFR + 1.220% thereafter)(5)	$ 5,887,530
16,525,000	2.48%, 09/21/2036, (2.48% fixed rate until 09/21/2031; 5 year USD CMT + 1.200% thereafter)(5)	13,343,707
28,505,000	2.50%, 02/13/2031, (2.50% fixed rate until 02/13/2030; 3 mo. USD LIBOR + 0.990% thereafter)(5)	24,922,633
5,445,000	2.55%, 02/04/2028, (2.55% fixed rate until 02/04/2027; 3 mo. USD SOFR + 1.050% thereafter)(5)	5,058,678
8,400,000	2.65%, 03/11/2032, (2.65% fixed rate until 03/11/2031; 3 mo. USD SOFR + 1.220% thereafter)(5)	7,308,405
8,800,000	2.68%, 06/19/2041, (2.68% fixed rate until 06/19/2040; 3 mo. USD SOFR + 1.930% thereafter)(5)	6,705,933
42,110,000	2.97%, 02/04/2033, (2.97% fixed rate until 02/04/2032; 3 mo. USD SOFR + 1.330% thereafter)(5)	37,369,354
3,733,000	3.00%, 12/20/2023, (3.00% fixed rate until 12/20/2022; 3 mo. USD LIBOR + 0.790% thereafter)(5)	3,723,076
5,270,000	3.09%, 10/01/2025, (3.09% fixed rate until 10/01/2024; 3 mo. USD LIBOR + 1.090% thereafter)(5)	5,133,070
7,740,000	3.31%, 04/22/2042, (3.31% fixed rate until 04/22/2041; 3 mo. USD SOFR + 1.580% thereafter)(5)	6,438,174
6,550,000	3.82%, 01/20/2028, (3.82% fixed rate until 01/20/2027; 3 mo. USD LIBOR + 1.575% thereafter)(5)	6,428,495
5,015,000	3.86%, 07/23/2024, (3.86% fixed rate until 07/23/2023; 3 mo. USD LIBOR + 0.940% thereafter)(5)	5,002,422
8,625,000	4.08%, 03/20/2051, (4.08% fixed rate until 03/20/2050; 3 mo. USD LIBOR + 3.150% thereafter)(5)	7,895,878
3,225,000	4.24%, 04/24/2038, (4.24% fixed rate until 04/24/2037; 3 mo. USD LIBOR + 1.814% thereafter)(5)	3,121,294
8,935,000	4.33%, 03/15/2050, (4.33% fixed rate until 03/15/2049; 3 mo. USD LIBOR + 1.520% thereafter)(5)	8,595,866
9,090,000	5.02%, 07/22/2033, (5.02% fixed rate until 07/22/2032; 3 mo. USD SOFR + 2.160% thereafter)(5)	9,486,146
9,525,000	7.75%, 05/14/2038	12,297,901
	Bank of New York Mellon Corp.
21,565,000	3.99%, 06/13/2028, (3.99% fixed rate until 06/13/2027; 3 mo. USD SOFR + 1.151% thereafter)(5)	21,596,151
14,180,000	4.29%, 06/13/2033, (4.29% fixed rate until 06/13/2032; 3 mo. USD SOFR + 1.418% thereafter)(5)	14,461,944
	Bank of Nova Scotia
8,960,000	0.65%, 07/31/2024	8,445,890
12,070,000	1.95%, 02/02/2027(4)	11,104,710
12,000,000	Barclays plc 1.01%, 12/10/2024, (1.01% fixed rate until 12/10/2023; 12 mo. USD CMT + 0.800% thereafter)(5)	11,423,120
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 44.1% - (continued)
	Commercial Banks - 9.3% - (continued)
	BNP Paribas S.A.
$ 2,365,000	1.32%, 01/13/2027, (1.32% fixed rate until 01/13/2026; 3 mo. USD SOFR + 1.004% thereafter)(3)(5)	$ 2,115,220
20,555,000	1.90%, 09/30/2028, (1.90% fixed rate until 09/30/2027; 3 mo. USD SOFR + 1.609% thereafter)(3)(5)	17,770,659
5,125,000	2.16%, 09/15/2029, (2.16% fixed rate until 09/15/2028; 3 mo. USD SOFR + 1.218% thereafter)(3)(5)	4,341,730
10,725,000	2.87%, 04/19/2032, (2.87% fixed rate until 04/19/2031; 3 mo. USD SOFR + 1.387% thereafter)(3)(5)	9,080,500
15,000,000	4.63%, 01/12/2027, (4.63% fixed rate until 01/12/2027; 5 year USD CMT + 3.196% thereafter)(3)(5)(6)	13,299,045
	BPCE S.A.
17,135,000	1.00%, 01/20/2026(3)	15,382,317
3,100,000	2.05%, 10/19/2027, (2.05% fixed rate until 10/19/2026; 3 mo. USD SOFR + 1.087% thereafter)(3)(5)	2,772,772
1,135,000	4.00%, 09/12/2023(3)	1,134,859
	Citigroup, Inc.
8,335,000	0.98%, 05/01/2025, (0.98% fixed rate until 05/01/2024; 3 mo. USD SOFR + 0.669% thereafter)(5)	7,891,462
38,630,000	1.12%, 01/28/2027, (1.12% fixed rate until 01/28/2026; 3 mo. USD SOFR + 0.765% thereafter)(5)	34,671,645
10,515,000	1.28%, 11/03/2025, (1.28% fixed rate until 11/03/2024; 3 mo. USD SOFR + 0.528% thereafter)(5)	9,831,269
10,800,000	1.46%, 06/09/2027, (1.46% fixed rate until 06/09/2026; 3 mo. USD SOFR + 0.770% thereafter)(5)	9,723,126
2,450,000	3.07%, 02/24/2028, (3.07% fixed rate until 02/24/2027; 3 mo. USD SOFR + 1.280% thereafter)(4)(5)	2,329,120
3,770,000	3.20%, 10/21/2026	3,685,256
24,410,000	3.35%, 04/24/2025, (3.35% fixed rate until 04/24/2024; 3 mo. USD LIBOR + 0.897% thereafter)(5)	24,121,691
7,325,000	4.30%, 11/20/2026	7,401,487
5,180,000	4.45%, 09/29/2027	5,195,139
5,350,000	4.60%, 03/09/2026	5,447,346
27,920,000	4.66%, 05/24/2028, (4.66% fixed rate until 05/24/2027; 3 mo. USD SOFR + 1.887% thereafter)(4)(5)	28,292,261
17,805,000	4.91%, 05/24/2033, (4.91% fixed rate until 05/24/2032; 3 mo. USD SOFR + 1.086% thereafter)(5)	18,347,172
7,931,000	Credit Agricole S.A. 1.91%, 06/16/2026, (1.91% fixed rate until 06/16/2025; 3 mo. USD SOFR + 1.676% thereafter)(3)(5)	7,330,158
	Credit Suisse Group AG
6,795,000	1.31%, 02/02/2027, (1.31% fixed rate until 02/02/2026; 3 mo. USD SOFR + 0.980% thereafter)(3)(5)	5,855,236
3,155,000	3.09%, 05/14/2032, (3.09% fixed rate until 05/14/2031; 3 mo. USD SOFR + 1.730% thereafter)(3)(5)	2,540,292

3

The Hartford Balanced Income Fund
Schedule of Investments – (continued)
July 31, 2022  (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 44.1% - (continued)
	Commercial Banks - 9.3% - (continued)
$ 9,725,000	4.21%, 06/12/2024, (4.21% fixed rate until 06/12/2023; 3 mo. USD LIBOR + 1.240% thereafter)(3)(5)	$ 9,617,441
5,360,000	6.25%, 12/18/2024, (6.25% fixed rate until 12/18/2024; 5 year USD Swap + 3.455% thereafter)(2)(5)(6)	5,129,627
	Danske Bank A/S
6,504,000	1.62%, 09/11/2026, (1.62% fixed rate until 09/11/2025; 12 mo. USD CMT + 1.350% thereafter)(3)(5)	5,848,901
587,000	4.38%, 06/12/2028(3)	562,035
	Deutsche Bank AG
13,135,000	0.90%, 05/28/2024	12,428,965
22,845,000	2.31%, 11/16/2027, (2.31% fixed rate until 11/16/2026; 3 mo. USD SOFR + 1.219% thereafter)(5)	19,834,768
11,340,000	2.55%, 01/07/2028, (2.55% fixed rate until 01/07/2027; 3 mo. USD SOFR + 1.318% thereafter)(5)	9,957,477
9,690,000	3.74%, 01/07/2033, (3.74% fixed rate until 10/07/2031; 3 mo. USD SOFR + 2.257% thereafter)(5)	7,349,343
5,820,000	Fifth Third Bancorp 4.06%, 04/25/2028, (4.06% fixed rate until 04/25/2027; 3 mo. USD SOFR + 1.355% thereafter)(5)	5,782,719
	Goldman Sachs Group, Inc.
30,010,000	1.09%, 12/09/2026, (1.09% fixed rate until 12/09/2025; 3 mo. USD SOFR + 0.789% thereafter)(5)	27,104,404
8,120,000	1.43%, 03/09/2027, (1.43% fixed rate until 03/09/2026; 3 mo. USD SOFR + 0.798% thereafter)(5)	7,336,230
11,615,000	1.99%, 01/27/2032, (1.99% fixed rate until 01/27/2031; 3 mo. USD SOFR + 1.090% thereafter)(5)	9,579,387
18,610,000	2.38%, 07/21/2032, (2.38% fixed rate until 07/21/2031; 3 mo. USD SOFR + 1.248% thereafter)(5)	15,711,818
9,325,000	2.62%, 04/22/2032, (2.62% fixed rate until 04/22/2031; 3 mo. USD SOFR + 1.281% thereafter)(5)	8,058,864
16,040,000	3.10%, 02/24/2033, (3.10% fixed rate until 02/24/2032; 3 mo. USD LIBOR + 1.410% thereafter)(5)	14,357,704
28,540,000	3.27%, 09/29/2025, (3.27% fixed rate until 09/29/2024; 3 mo. USD LIBOR + 1.201% thereafter)(5)	27,983,279
4,185,000	3.44%, 02/24/2043, (3.44% fixed rate until 02/24/2042; 3 mo. USD SOFR + 1.632% thereafter)(5)	3,525,877
14,867,000	4.02%, 10/31/2038, (4.02% fixed rate until 10/31/2037; 3 mo. USD LIBOR + 1.373% thereafter)(5)	13,819,011
5,000,000	4.22%, 05/01/2029, (4.22% fixed rate until 05/01/2028; 3 mo. USD LIBOR + 1.301% thereafter)(5)	4,944,444
1,100,000	4.39%, 06/15/2027, (4.39% fixed rate until 06/15/2026; 3 mo. USD SOFR + 1.510% thereafter)(5)	1,106,495
2,015,000	Grupo Aval Ltd. 4.75%, 09/26/2022(2)	2,012,088
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 44.1% - (continued)
	Commercial Banks - 9.3% - (continued)
	HSBC Holdings plc
$ 11,240,000	1.59%, 05/24/2027, (1.59% fixed rate until 05/24/2026; 3 mo. USD SOFR + 1.290% thereafter)(5)	$ 10,017,975
19,660,000	2.80%, 05/24/2032, (2.80% fixed rate until 05/24/2031; 3 mo. USD SOFR + 1.187% thereafter)(5)	16,465,925
4,780,000	3.97%, 05/22/2030, (3.97% fixed rate until 05/22/2029; 3 mo. USD LIBOR + 1.610% thereafter)(5)	4,487,765
5,000,000	4.04%, 03/13/2028, (4.04% fixed rate until 03/13/2027; 3 mo. USD LIBOR + 1.546% thereafter)(5)	4,814,610
7,245,000	4.25%, 03/14/2024	7,264,941
12,695,000	4.58%, 06/19/2029, (4.58% fixed rate until 06/19/2028; 3 mo. USD LIBOR + 1.535% thereafter)(5)	12,417,970
16,285,000	4.76%, 03/29/2033, (4.76% fixed rate until 03/29/2032; 3 mo. USD SOFR + 2.530% thereafter)(5)	15,487,423
37,595,000	4.76%, 06/09/2028, (4.76% fixed rate until 06/09/2027; 3 mo. USD SOFR + 2.110% thereafter)(5)	37,352,437
7,315,000	ING Groep N.V. 1.73%, 04/01/2027, (1.73% fixed rate until 04/01/2026; 3 mo. USD SOFR + 1.005% thereafter)(5)	6,600,180
2,985,000	Itau Unibanco Holding S.A. 2.90%, 01/24/2023(3)	2,974,552
	JP Morgan Chase & Co.
22,080,000	1.47%, 09/22/2027, (1.47% fixed rate until 09/22/2026; 3 mo. USD SOFR + 0.765% thereafter)(5)	19,707,337
15,000,000	1.56%, 12/10/2025, (1.56% fixed rate until 12/10/2024; 3 mo. USD SOFR + 0.605% thereafter)(5)	14,098,200
15,385,000	2.30%, 10/15/2025, (2.30% fixed rate until 10/15/2024; 3 mo. USD SOFR + 1.160% thereafter)(5)	14,759,646
24,465,000	2.55%, 11/08/2032, (2.55% fixed rate until 11/08/2031; 3 mo. USD SOFR + 1.180% thereafter)(5)	21,063,366
11,585,000	2.74%, 10/15/2030, (2.74% fixed rate until 10/15/2029; 3 mo. USD SOFR + 1.510% thereafter)(5)	10,402,689
14,155,000	2.95%, 02/24/2028, (2.95% fixed rate until 02/24/2027; 3 mo. USD SOFR + 1.170% thereafter)(5)	13,385,312
2,725,000	2.96%, 05/13/2031, (2.96% fixed rate until 05/13/2030; 3 mo. USD SOFR + 2.515% thereafter)(5)	2,439,518
2,810,000	3.11%, 04/22/2041, (3.11% fixed rate until 04/22/2040; 3 mo. USD SOFR + 2.460% thereafter)(5)	2,297,982
4,500,000	3.16%, 04/22/2042, (3.16% fixed rate until 04/22/2041; 3 mo. USD SOFR + 1.460% thereafter)(5)	3,701,835
9,440,000	3.22%, 03/01/2025, (3.22% fixed rate until 03/01/2024; 3 mo. USD LIBOR + 1.155% thereafter)(5)	9,301,215
15,410,000	3.33%, 04/22/2052, (3.33% fixed rate until 04/22/2051; 3 mo. USD SOFR + 1.580% thereafter)(5)	12,432,018

4

The Hartford Balanced Income Fund
Schedule of Investments – (continued)
July 31, 2022  (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 44.1% - (continued)
	Commercial Banks - 9.3% - (continued)
$ 6,290,000	3.88%, 07/24/2038, (3.88% fixed rate until 07/24/2037; 3 mo. USD LIBOR + 1.360% thereafter)(5)	$ 5,835,077
15,520,000	3.96%, 11/15/2048, (3.96% fixed rate until 11/15/2047; 3 mo. USD LIBOR + 1.380% thereafter)(5)	13,858,706
2,251,000	4.02%, 12/05/2024, (4.02% fixed rate until 12/05/2023; 3 mo. USD LIBOR + 1.000% thereafter)(5)	2,253,622
4,055,000	4.26%, 02/22/2048, (4.26% fixed rate until 02/22/2047; 3 mo. USD LIBOR + 1.580% thereafter)(5)	3,821,281
7,650,000	4.32%, 04/26/2028, (4.32% fixed rate until 04/26/2027; 3 mo. USD SOFR + 1.560% thereafter)(5)	7,681,583
6,000,000	4.49%, 03/24/2031, (4.49% fixed rate until 03/24/2030; 3 mo. USD SOFR + 3.790% thereafter)(5)	6,043,519
9,645,000	4.57%, 06/14/2030, (4.57% fixed rate until 06/14/2029; 3 mo. USD SOFR + 1.750% thereafter)(5)	9,707,839
2,580,000	4.59%, 04/26/2033, (4.59% fixed rate until 04/26/2032; 3 mo. USD SOFR + 1.800% thereafter)(5)	2,616,778
3,765,000	4.91%, 07/25/2033, (4.91% fixed rate until 07/25/2032; 3 mo. USD SOFR + 2.080% thereafter)(5)	3,927,252
10,875,000	Macquarie Group Ltd. 1.63%, 09/23/2027, (1.63% fixed rate until 09/23/2026; 3 mo. USD SOFR + 0.910% thereafter)(3)(5)	9,588,303
1,800,000	Mizrahi Tefahot Bank Ltd. 3.08%, 04/07/2031, (3.08% fixed rate until 04/07/2026; 5 year USD CMT + 2.250% thereafter)(2)(3)(5)	1,588,500
	Morgan Stanley
21,340,000	0.99%, 12/10/2026, (0.99% fixed rate until 12/10/2025; 3 mo. USD SOFR + 0.720% thereafter)(5)	19,165,568
9,250,000	1.79%, 02/13/2032, (1.79% fixed rate until 02/13/2031; 3 mo. USD SOFR + 1.034% thereafter)(5)	7,571,471
7,800,000	1.93%, 04/28/2032, (1.93% fixed rate until 04/28/2031; 3 mo. USD SOFR + 1.020% thereafter)(5)	6,434,168
17,460,000	2.24%, 07/21/2032, (2.24% fixed rate until 07/21/2031; 3 mo. USD SOFR + 1.178% thereafter)(5)	14,764,593
9,795,000	2.48%, 09/16/2036, (2.48% fixed rate until 09/16/2031; 3 mo. USD SOFR + 1.360% thereafter)(5)	7,937,485
4,950,000	2.51%, 10/20/2032, (2.51% fixed rate until 10/20/2031; 3 mo. USD SOFR + 1.200% thereafter)(5)	4,258,791
7,795,000	2.72%, 07/22/2025, (2.72% fixed rate until 07/22/2024; 3 mo. USD SOFR + 1.152% thereafter)(5)	7,588,420
8,665,000	3.13%, 07/27/2026	8,440,633
6,000,000	3.22%, 04/22/2042, (3.22% fixed rate until 04/22/2041; 3 mo. USD SOFR + 1.485% thereafter)(5)	5,016,076
5,000,000	3.62%, 04/01/2031, (3.62% fixed rate until 04/01/2030; 3 mo. USD SOFR + 3.120% thereafter)(5)	4,750,553
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 44.1% - (continued)
	Commercial Banks - 9.3% - (continued)
$ 6,880,000	3.74%, 04/24/2024, (3.74% fixed rate until 04/24/2023; 3 mo. USD LIBOR + 0.847% thereafter)(5)	$ 6,867,373
16,825,000	4.46%, 04/22/2039, (4.46% fixed rate until 04/22/2038; 3 mo. USD LIBOR + 1.431% thereafter)(5)	16,357,861
4,635,000	4.89%, 07/20/2033, (4.89% fixed rate until 07/20/2032; 3 mo. USD SOFR + 2.0760% thereafter)(5)	4,836,007
5,095,000	Natwest Group plc 1.64%, 06/14/2027, (1.64% fixed rate until 06/14/2026; 12 mo. USD CMT + 0.900% thereafter)(5)	4,542,986
	QNB Finance Ltd.
600,000	1.63%, 09/22/2025(2)	559,086
970,000	2.63%, 05/12/2025(2)	935,385
6,970,000	Santander Holdings USA, Inc. 3.40%, 01/18/2023	6,956,780
1,855,000	Shinhan Bank Co., Ltd. 4.38%, 04/13/2032(3)	1,828,090
	Societe Generale S.A.
15,570,000	1.79%, 06/09/2027, (1.79% fixed rate until 06/09/2026; 12 mo. USD CMT + 1.000% thereafter)(3)(5)	13,756,206
775,000	4.75%, 05/26/2026, (4.75% fixed rate until 05/26/2026; 5 year USD CMT + 3.931% thereafter)(3)(5)(6)	675,014
15,485,000	6.22%, 06/15/2033, (6.22% fixed rate until 06/15/2032; 12 mo. USD CMT + 3.200% thereafter)(3)(5)	15,222,296
7,165,000	Standard Chartered plc 1.46%, 01/14/2027, (1.46% fixed rate until 01/14/2026; 12 mo. USD CMT + 1.000% thereafter)(3)(5)	6,396,285
11,680,000	Truist Bank 2.25%, 03/11/2030	10,004,695
	Truist Financial Corp.
4,360,000	1.89%, 06/07/2029, (1.89% fixed rate until 06/07/2028; 3 mo. USD SOFR + 0.862% thereafter)(5)	3,853,066
17,760,000	4.12%, 06/06/2028, (4.12% fixed rate until 06/06/2027; 3 mo. USD SOFR + 1.368% thereafter)(5)	17,861,201
3,617,000	UBS Group AG 4.88%, 02/12/2027, (4.88% fixed rate until 02/12/2027; 5 year USD CMT + 3.404% thereafter)(2)(5)(6)	3,223,227
7,830,000	UniCredit S.p.A. 1.98%, 06/03/2027, (1.98% fixed rate until 06/03/2026; 12 mo. USD CMT + 1.200% thereafter)(3)(5)	6,785,695
2,235,000	United Overseas Bank Ltd. 3.86%, 10/07/2032, (3.86% fixed rate until 10/07/2027; 5 year USD CMT + 1.450% thereafter)(3)(4)(5)	2,168,173
7,380,000	US Bancorp 4.55%, 07/22/2028	7,572,855
2,655,000	Wachovia Corp. 5.50%, 08/01/2035	2,802,383
	Wells Fargo & Co.
19,030,000	2.41%, 10/30/2025, (2.41% fixed rate until 10/30/2024; 3 mo. USD SOFR + 1.087% thereafter)(5)	18,313,995
4,875,000	3.07%, 04/30/2041, (3.07% fixed rate until 04/30/2040; 3 mo. USD SOFR + 2.530% thereafter)(5)	3,954,870

5

The Hartford Balanced Income Fund
Schedule of Investments – (continued)
July 31, 2022  (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 44.1% - (continued)
	Commercial Banks - 9.3% - (continued)
$ 43,785,000	3.35%, 03/02/2033, (3.35% fixed rate until 03/02/2032; 3 mo. USD SOFR + 1.500% thereafter)(5)	$ 40,277,274
17,845,000	3.53%, 03/24/2028, (3.53% fixed rate until 03/24/2027; 3 mo. USD SOFR + 1.510% thereafter)(5)	17,245,878
6,500,000	3.58%, 05/22/2028, (3.58% fixed rate until 05/22/2027; 3 mo. USD LIBOR + 1.310% thereafter)(5)	6,288,015
12,485,000	3.91%, 04/25/2026, (3.91% fixed rate until 04/25/2025; 3 mo. USD SOFR + 1.320% thereafter)(5)	12,404,916
880,000	4.40%, 06/14/2046	805,196
690,000	4.65%, 11/04/2044	648,721
2,280,000	4.75%, 12/07/2046	2,172,458
6,615,000	4.90%, 07/25/2033, 3 mo. USD SOFR + 2.100%	6,859,571
3,026,000	4.90%, 11/17/2045	2,934,236
4,490,000	5.01%, 04/04/2051, (5.01% fixed rate until 04/04/2050; 3 mo. USD SOFR + 4.502% thereafter)(5)	4,703,013
1,475,000	5.38%, 11/02/2043	1,521,384
4,408,000	5.61%, 01/15/2044	4,663,642
		1,357,143,191
	Commercial Services - 0.6%
635,000	Adani Ports & Special Economic Zone Ltd. 3.10%, 02/02/2031(2)	495,046
760,000	Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 S.a.r.l. 4.63%, 06/01/2028(3)	676,400
5,595,000	Ashtead Capital, Inc. 1.50%, 08/12/2026(3)	4,921,487
	Block, Inc.
2,885,000	2.75%, 06/01/2026	2,693,292
1,420,000	3.50%, 06/01/2031	1,228,300
4,495,000	Duke University 2.83%, 10/01/2055	3,509,612
550,000	Gartner, Inc. 3.63%, 06/15/2029(3)	502,254
2,500,000	Georgetown University 2.25%, 04/01/2030	2,172,297
	Global Payments, Inc.
25,405,000	1.20%, 03/01/2026	22,840,124
1,990,000	2.15%, 01/15/2027	1,804,351
7,750,000	2.65%, 02/15/2025	7,453,238
3,500,000	2.90%, 05/15/2030	3,017,884
3,020,000	4.45%, 06/01/2028	2,952,441
3,595,000	Herc Holdings, Inc. 5.50%, 07/15/2027(3)	3,599,494
	Nielsen Finance LLC / Nielsen Finance Co.
2,875,000	4.50%, 07/15/2029(3)	2,701,811
3,250,000	5.63%, 10/01/2028(3)	3,185,000
550,000	Prime Security Services Borrower LLC / Prime Finance, Inc. 6.25%, 01/15/2028(3)	505,256
	S&P Global, Inc.
4,944,000	2.90%, 03/01/2032(3)	4,592,362
9,500,000	4.75%, 08/01/2028(3)	9,971,676
	Service Corp. International
775,000	4.63%, 12/15/2027	764,305
550,000	5.13%, 06/01/2029	550,000
3,127,000	Signal Parent, Inc. 6.13%, 04/01/2029(3)(4)	1,852,174
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 44.1% - (continued)
	Commercial Services - 0.6% - (continued)
	United Rentals North America, Inc.
$ 390,000	3.75%, 01/15/2032	$ 342,818
1,530,000	3.88%, 02/15/2031	1,396,156
5,810,000	4.88%, 01/15/2028	5,800,355
		89,528,133
	Construction Materials - 0.1%
4,570,000	Builders FirstSource, Inc. 5.00%, 03/01/2030(3)	4,231,743
3,015,000	Carrier Global Corp. 2.49%, 02/15/2027	2,819,990
640,000	Cemex S.A.B. de C.V. 3.88%, 07/11/2031(2)	513,600
2,971,000	Johnson Controls International plc 4.63%, 07/02/2044	2,737,551
4,285,000	Lennox International, Inc. 1.70%, 08/01/2027	3,804,844
550,000	Louisiana-Pacific Corp. 3.63%, 03/15/2029(3)	476,993
	Standard Industries, Inc.
1,555,000	4.38%, 07/15/2030(3)	1,358,261
1,605,000	4.75%, 01/15/2028(3)	1,524,750
		17,467,732
	Distribution/Wholesale - 0.0%
1,145,000	American Builders & Contractors Supply Co., Inc. 4.00%, 01/15/2028(3)	1,071,571
285,000	G-III Apparel Group Ltd. 7.88%, 08/15/2025(3)	279,300
5,065,000	Performance Food Group, Inc. 5.50%, 10/15/2027(3)	4,991,102
		6,341,973
	Diversified Financial Services - 1.3%
	AerCap Ireland Capital DAC / AerCap Global Aviation Trust
15,095,000	2.45%, 10/29/2026	13,427,941
1,120,000	3.00%, 10/29/2028	981,044
5,830,000	3.40%, 10/29/2033	4,821,479
1,030,000	3.85%, 10/29/2041	783,346
1,835,000	AGFC Capital Trust 4.26%, 01/15/2067, 3 mo. USD LIBOR + 1.750%(3)(7)	964,272
1,000,000	Ally Financial, Inc. 4.75%, 06/09/2027	988,589
11,935,000	American Express Co. 2.55%, 03/04/2027	11,404,337
1,795,000	BOC Aviation USA Corp. 1.63%, 04/29/2024(3)	1,714,077
	Capital One Financial Corp.
27,550,000	3.65%, 05/11/2027	26,573,361
2,675,000	3.80%, 01/31/2028	2,587,301
13,305,000	5.25%, 07/26/2030, 3 mo. USD SOFR + 2.600%	13,493,680
10,840,000	5.27%, 05/10/2033, (5.27% fixed rate until 05/10/2032; 3 mo. USD SOFR + 2.370% thereafter)(5)	11,045,365
	Credit Acceptance Corp.
1,585,000	5.13%, 12/31/2024(3)	1,521,202
1,325,000	6.63%, 03/15/2026	1,318,375
4,870,000	Enact Holdings, Inc. 6.50%, 08/15/2025(3)	4,922,109
	goeasy Ltd.
520,000	4.38%, 05/01/2026(3)	445,250
3,675,000	5.38%, 12/01/2024(3)	3,450,587
1,300,000	Gtlk Europe Capital DAC 4.80%, 02/26/2028(2)	162,500

6

The Hartford Balanced Income Fund
Schedule of Investments – (continued)
July 31, 2022  (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 44.1% - (continued)
	Diversified Financial Services - 1.3% - (continued)
$ 894,000	Home Point Capital, Inc. 5.00%, 02/01/2026(3)	$ 615,659
8,550,000	Imperial Brands Finance plc 6.13%, 07/27/2027(3)	8,776,520
	Intercontinental Exchange, Inc.
2,595,000	1.85%, 09/15/2032	2,150,892
3,470,000	2.65%, 09/15/2040	2,695,278
6,095,000	4.35%, 06/15/2029	6,225,318
3,035,000	4.60%, 03/15/2033	3,138,907
6,000,000	5.20%, 06/15/2062	6,317,450
	LD Holdings Group LLC
860,000	6.13%, 04/01/2028(3)(4)	522,450
3,740,000	6.50%, 11/01/2025(3)	2,396,676
	LSEGA Financing plc
6,950,000	1.38%, 04/06/2026(3)	6,354,399
5,685,000	2.00%, 04/06/2028(3)	5,107,318
9,615,000	2.50%, 04/06/2031(3)	8,543,137
4,270,000	Mastercard, Inc. 2.95%, 03/15/2051	3,553,511
1,805,000	Nasdaq, Inc. 3.85%, 06/30/2026(4)	1,821,867
1,865,000	Nationstar Mortgage Holdings, Inc. 5.13%, 12/15/2030(3)	1,550,728
	Navient Corp.
215,000	5.00%, 03/15/2027	194,341
610,000	5.63%, 08/01/2033	473,270
	OneMain Finance Corp.
1,145,000	3.50%, 01/15/2027	973,749
1,185,000	3.88%, 09/15/2028	981,186
1,825,000	4.00%, 09/15/2030	1,432,625
5,045,000	5.38%, 11/15/2029	4,288,940
575,000	6.13%, 03/15/2024	567,094
2,005,000	6.88%, 03/15/2025	1,969,612
990,000	7.13%, 03/15/2026	958,493
	PennyMac Financial Services, Inc.
2,405,000	4.25%, 02/15/2029(3)	1,966,088
3,245,000	5.38%, 10/15/2025(3)	3,038,245
1,170,000	Rocket Mortgage LLC / Rocket Mortgage Co-Issuer, Inc. 4.00%, 10/15/2033(3)	945,378
3,945,000	SLM Corp. 3.13%, 11/02/2026	3,440,829
1,240,000	Synchrony Financial 2.88%, 10/28/2031	982,461
5,925,000	United Wholesale Mortgage LLC 5.50%, 04/15/2029(3)(4)	5,101,780
		187,689,016
	Electric - 4.5%
11,685,000	AES Corp. 3.30%, 07/15/2025(3)	11,138,025
	Alfa Desarrollo S.p.A.
1,555,789	4.55%, 09/27/2051(2)	1,120,168
1,211,724	4.55%, 09/27/2051(3)	872,442
4,115,000	American Transmission Systems, Inc. 2.65%, 01/15/2032(3)	3,613,232
9,630,000	Appalachian Power Co. 4.50%, 03/01/2049	8,936,509
	Berkshire Hathaway Energy Co.
7,650,000	2.85%, 05/15/2051	5,849,687
1,833,000	5.95%, 05/15/2037	2,079,343
6,167,000	6.13%, 04/01/2036	7,114,030
1,030,000	Calpine Corp. 4.50%, 02/15/2028(3)	999,100
547,000	Centrais Eletricas Brasileiras S.A. 4.63%, 02/04/2030(2)	484,369
	Clearway Energy Operating LLC
6,495,000	3.75%, 02/15/2031(3)	5,678,561
315,000	3.75%, 01/15/2032(3)	267,870
2,100,000	4.75%, 03/15/2028(3)	2,037,000
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 44.1% - (continued)
	Electric - 4.5% - (continued)
	Cleco Corporate Holdings LLC
$ 5,340,000	3.38%, 09/15/2029	$ 4,855,162
490,000	3.74%, 05/01/2026	479,849
2,222,000	4.97%, 05/01/2046	2,120,401
	Consolidated Edison Co. of New York, Inc.
4,700,000	3.20%, 12/01/2051	3,764,591
5,050,000	4.50%, 05/15/2058	4,808,396
2,540,000	Consorcio Transmantaro S.A. 5.20%, 04/11/2038(3)	2,336,698
6,500,000	Consumers Energy Co. 3.95%, 07/15/2047	6,067,722
	Dominion Energy, Inc.
8,135,000	3.30%, 04/15/2041	6,774,507
2,030,000	3.38%, 04/01/2030	1,931,967
3,390,000	7.00%, 06/15/2038	3,970,799
15,420,000	DTE Electric Co. 3.00%, 03/01/2032(4)	14,515,434
	Duke Energy Carolinas LLC
6,965,000	3.20%, 08/15/2049	5,778,985
3,270,000	3.75%, 06/01/2045	2,899,818
3,305,000	3.88%, 03/15/2046	3,007,936
3,000,000	5.30%, 02/15/2040	3,275,262
	Duke Energy Corp.
7,240,000	3.30%, 06/15/2041	5,916,668
1,201,000	3.95%, 08/15/2047	1,036,863
	Duke Energy Progress LLC
3,460,000	3.40%, 04/01/2032	3,358,398
1,940,000	4.15%, 12/01/2044	1,838,811
6,845,000	4.20%, 08/15/2045	6,512,727
2,730,000	4.38%, 03/30/2044	2,674,119
	Duquesne Light Holdings, Inc.
3,755,000	2.53%, 10/01/2030(3)	3,185,076
7,265,000	2.78%, 01/07/2032(3)	6,162,282
	Edison International
3,542,000	2.40%, 09/15/2022	3,535,486
5,285,000	3.13%, 11/15/2022	5,280,370
1,755,000	Emera U.S. Finance L.P. 4.75%, 06/15/2046	1,627,667
	Enel Finance International N.V.
15,985,000	1.88%, 07/12/2028(3)	13,482,352
1,000,000	4.63%, 06/15/2027(3)	993,346
4,590,000	5.00%, 06/15/2032(3)	4,505,187
8,790,000	5.50%, 06/15/2052(3)	8,428,861
560,000	Engie Energia Chile S.A. 3.40%, 01/28/2030(2)	462,179
19,611,000	Evergy, Inc. 2.90%, 09/15/2029	17,778,534
	Eversource Energy
2,640,000	2.55%, 03/15/2031	2,330,616
20,830,000	3.38%, 03/01/2032	19,513,220
4,525,000	4.60%, 07/01/2027	4,668,608
	Exelon Corp.
4,705,000	3.35%, 03/15/2032(3)	4,421,534
3,255,000	4.05%, 04/15/2030	3,239,667
2,485,000	4.10%, 03/15/2052(3)	2,264,373
5,557,000	4.70%, 04/15/2050	5,496,994
	FirstEnergy Corp.
980,000	2.25%, 09/01/2030	830,550
130,000	2.65%, 03/01/2030	114,400
860,000	4.40%, 07/15/2027	842,542
5,385,000	7.38%, 11/15/2031	6,278,048
	FirstEnergy Transmission LLC
4,655,000	4.35%, 01/15/2025(3)	4,624,729
2,790,000	5.45%, 07/15/2044(3)	2,854,985
4,372,000	Fortis, Inc. 3.06%, 10/04/2026	4,173,245

7

The Hartford Balanced Income Fund
Schedule of Investments – (continued)
July 31, 2022  (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 44.1% - (continued)
	Electric - 4.5% - (continued)
	Georgia Power Co.
$ 7,610,000	2.65%, 09/15/2029	$ 6,903,863
1,955,000	3.70%, 01/30/2050	1,620,537
16,725,000	4.70%, 05/15/2032	17,410,991
	Greenko Power II Ltd.
1,246,312	4.30%, 12/13/2028(2)	1,066,211
953,063	4.30%, 12/13/2028(3)	815,338
630,000	Infraestructura Energetica Nova S.A.B. de C.V. 4.88%, 01/14/2048(3)	455,648
8,683,000	IPALCO Enterprises, Inc. 3.70%, 09/01/2024	8,606,948
	Israel Electric Corp. Ltd.
5,685,000	4.25%, 08/14/2028(2)(3)	5,623,511
2,405,000	5.00%, 11/12/2024(2)(3)	2,434,581
6,355,000	ITC Holdings Corp. 3.25%, 06/30/2026	6,191,552
	Kallpa Generacion S.A.
920,000	4.13%, 08/16/2027(2)	841,800
1,835,000	4.88%, 05/24/2026(2)	1,766,188
1,600,000	Lamar Funding Ltd. 3.96%, 05/07/2025(2)	1,530,752
4,308,000	Metropolitan Edison Co. 4.30%, 01/15/2029(3)	4,323,495
	MidAmerican Energy Co.
10,000,000	4.25%, 07/15/2049	9,791,710
2,598,000	4.40%, 10/15/2044	2,564,877
8,400,000	Mid-Atlantic Interstate Transmission LLC 4.10%, 05/15/2028(3)	8,383,422
1,030,000	Minejesa Capital B.V. 4.63%, 08/10/2030(2)	941,266
8,685,000	National Rural Utilities Cooperative Finance Corp. 2.75%, 04/15/2032	7,934,450
	NextEra Energy Capital Holdings, Inc.
5,955,000	1.90%, 06/15/2028	5,336,412
9,140,000	4.63%, 07/15/2027	9,475,725
13,376,000	Niagara MohawkPower Corp. 2.76%, 01/10/2032(3)	11,833,161
	NRG Energy, Inc.
10,790,000	2.00%, 12/02/2025(3)	9,891,398
7,800,000	2.45%, 12/02/2027(3)	6,875,468
5,415,000	OmGrid Funding Ltd. 5.20%, 05/16/2027(2)	5,159,607
	Oncor Electric Delivery Co. LLC
1,590,000	2.70%, 11/15/2051	1,204,342
3,980,000	2.75%, 05/15/2030	3,757,883
	Pacific Gas and Electric Co.
545,000	2.10%, 08/01/2027	466,010
8,225,000	2.50%, 02/01/2031	6,577,944
8,400,000	3.25%, 06/01/2031	7,036,641
7,870,000	3.50%, 08/01/2050	5,618,711
2,875,000	3.95%, 12/01/2047	2,085,827
6,000,000	4.25%, 08/01/2023	6,026,617
7,685,000	4.40%, 03/01/2032	6,877,747
3,020,000	4.50%, 07/01/2040	2,483,228
12,675,000	4.95%, 07/01/2050	10,585,868
7,490,000	5.25%, 03/01/2052	6,450,901
12,745,000	5.90%, 06/15/2032	12,739,094
	PacifiCorp
3,500,000	4.10%, 02/01/2042	3,245,952
9,280,000	4.15%, 02/15/2050	8,858,455
	PECO Energy Co.
9,625,000	3.90%, 03/01/2048	9,000,453
1,400,000	4.60%, 05/15/2052(4)	1,481,892
7,975,000	Pennsylvania Electric Co. 3.25%, 03/15/2028(3)	7,545,130
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 44.1% - (continued)
	Electric - 4.5% - (continued)
$ 2,700,000	Potomac Electric Power Co. 4.15%, 03/15/2043	$ 2,569,782
7,345,000	Public Service Enterprise Group, Inc. 2.88%, 06/15/2024	7,242,112
	Puget Energy, Inc.
9,894,000	4.10%, 06/15/2030	9,410,883
10,915,000	4.22%, 03/15/2032	10,469,608
5,110,000	Puget Sound Energy, Inc. 3.25%, 09/15/2049	4,024,391
6,140,000	Rochester Gas and Electric Corp. 1.85%, 12/01/2030(3)	5,056,568
	San Diego Gas & Electric Co.
17,510,000	3.00%, 03/15/2032	16,333,291
2,155,000	3.32%, 04/15/2050	1,773,256
3,800,000	3.70%, 03/15/2052	3,394,484
	Sempra Energy
3,938,000	3.40%, 02/01/2028	3,839,135
2,605,000	3.70%, 04/01/2029	2,532,497
5,300,000	3.80%, 02/01/2038	4,730,245
3,480,000	4.00%, 02/01/2048	3,086,838
	Southern California Edison Co.
685,000	2.95%, 02/01/2051	493,801
5,760,000	3.45%, 02/01/2052	4,537,894
4,565,000	3.65%, 02/01/2050	3,669,414
4,585,000	4.00%, 04/01/2047	3,884,771
3,000,000	4.50%, 09/01/2040	2,768,697
580,000	4.65%, 10/01/2043	548,243
3,505,000	4.70%, 06/01/2027	3,599,276
385,000	5.45%, 06/01/2052	399,682
595,000	5.63%, 02/01/2036	623,213
1,775,000	5.95%, 02/01/2038	1,906,457
	Southern Co.
3,000,000	3.25%, 07/01/2026	2,950,655
17,255,000	3.70%, 04/30/2030	16,791,745
5,345,000	4.40%, 07/01/2046	4,973,149
470,000	5.11%, 08/01/2027	481,475
	Star Energy Geothermal Darajat II / Star Energy Geothermal Salak
1,075,000	4.85%, 10/14/2038(2)	919,663
780,000	4.85%, 10/14/2038(3)	667,290
493,620	Star Energy Geothermal Wayang Windu Ltd. 6.75%, 04/24/2033(3)	468,579
658,750	Termocandelaria Power Ltd. 7.88%, 01/30/2029(3)	583,643
	Virginia Electric and Power Co.
5,000,000	3.15%, 01/15/2026(4)	4,958,325
7,130,000	3.80%, 09/15/2047	6,418,753
1,035,000	Vistra Operations Co. LLC 4.30%, 07/15/2029(3)	958,418
8,510,000	Xcel Energy, Inc. 4.60%, 06/01/2032	8,833,750
		650,931,889
	Electrical Components & Equipment - 0.0%
1,565,000	Energizer Holdings, Inc. 6.50%, 12/31/2027(3)(4)	1,449,530
	Electronics - 0.3%
9,996,000	Fortive Corp. 3.15%, 06/15/2026	9,750,134
3,875,000	II-VI, Inc. 5.00%, 12/15/2029(3)	3,690,937
5,315,000	Imola Merger Corp. 4.75%, 05/15/2029(3)	4,945,767
1,020,000	Sensata Technologies B.V. 5.00%, 10/01/2025(3)	1,025,294

8

The Hartford Balanced Income Fund
Schedule of Investments – (continued)
July 31, 2022  (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 44.1% - (continued)
	Electronics - 0.3% - (continued)
	SYNNEX Corp.
$ 16,155,000	1.75%, 08/09/2026	$ 14,452,496
15,430,000	2.38%, 08/09/2028	13,292,435
		47,157,063
	Energy-Alternate Sources - 0.0%
337,295	Azure Power Energy Ltd. 3.58%, 08/19/2026(2)	294,290
611,475	Continuum Energy Levanter Pte Ltd. 4.50%, 02/09/2027(2)	506,424
	Greenko Dutch B.V.
843,900	3.85%, 03/29/2026(3)	738,159
843,900	3.85%, 03/29/2026(2)	738,159
715,000	TerraForm Power Operating LLC 5.00%, 01/31/2028(3)	687,047
		2,964,079
	Engineering & Construction - 0.1%
2,697,000	Aeropuerto Internacional de Tocumen S.A. 5.13%, 08/11/2061(3)	2,234,193
2,663,261	Bioceanico Sovereign Certificate Ltd. 0.00%, 06/05/2034(1)(3)	1,664,538
	IHS Holding Ltd.
1,000,000	5.63%, 11/29/2026(3)	829,640
265,000	5.63%, 11/29/2026(2)	219,855
1,305,000	6.25%, 11/29/2028(2)	1,069,682
1,295,000	6.25%, 11/29/2028(3)	1,061,486
1,990,000	Interchile S.A. 4.50%, 06/30/2056(3)(4)	1,701,450
	Mexico City Airport Trust
585,000	3.88%, 04/30/2028(2)	520,650
730,000	4.25%, 10/31/2026(2)	687,787
1,340,000	5.50%, 07/31/2047(3)	1,020,075
		11,009,356
	Entertainment - 0.5%
	Caesars Entertainment, Inc.
1,130,000	4.63%, 10/15/2029(3)(4)	958,014
2,345,000	6.25%, 07/01/2025(3)	2,339,138
3,110,000	8.13%, 07/01/2027(3)(4)	3,114,199
775,000	Caesars Resort Collection LLC / CRC Finco, Inc. 5.75%, 07/01/2025(3)	775,116
	Cinemark USA, Inc.
5,270,000	5.25%, 07/15/2028(3)	4,703,475
2,535,000	5.88%, 03/15/2026(3)	2,434,285
	Magallanes, Inc.
5,775,000	3.64%, 03/15/2025(3)	5,656,667
3,375,000	3.76%, 03/15/2027(3)	3,244,593
21,175,000	4.28%, 03/15/2032(3)	19,763,267
28,655,000	5.14%, 03/15/2052(3)	25,261,925
560,000	5.39%, 03/15/2062(3)	495,353
1,805,000	Penn National Gaming, Inc. 4.13%, 07/01/2029(3)	1,502,121
4,753,000	Speedway Motorsports LLC / Speedway Funding II, Inc. 4.88%, 11/01/2027(3)	4,309,212
		74,557,365
	Environmental Control - 0.1%
	Clean Harbors, Inc.
2,042,000	4.88%, 07/15/2027(3)	2,018,415
1,700,000	5.13%, 07/15/2029(3)	1,648,910
555,000	GFL Environmental, Inc. 3.50%, 09/01/2028(3)	502,275
4,515,000	Republic Services, Inc. 0.88%, 11/15/2025	4,112,561
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 44.1% - (continued)
	Environmental Control - 0.1% - (continued)
	Stericycle, Inc.
$ 590,000	3.88%, 01/15/2029(3)	$ 539,455
1,535,000	5.38%, 07/15/2024(3)	1,535,337
		10,356,953
	Food - 0.8%
3,950,000	B&G Foods, Inc. 5.25%, 09/15/2027	3,614,250
	BRF S.A.
1,260,000	4.88%, 01/24/2030(2)	1,105,020
695,000	4.88%, 01/24/2030(3)	609,515
1,225,000	5.75%, 09/21/2050(2)	921,364
	Conagra Brands, Inc.
7,570,000	1.38%, 11/01/2027	6,512,793
22,425,000	4.60%, 11/01/2025	22,742,987
8,410,000	5.30%, 11/01/2038	8,303,726
1,545,000	5.40%, 11/01/2048	1,506,396
4,870,000	General Mills, Inc. 2.25%, 10/14/2031	4,198,614
4,720,000	Hershey Co. 3.13%, 11/15/2049	3,951,935
11,560,000	JBS USA Food Co. 2.50%, 01/15/2027(3)	10,275,279
1,000,000	JBS USA/Food/Finance 5.13%, 02/01/2028(3)	996,680
	Kraft Heinz Foods Co.
6,000,000	3.00%, 06/01/2026	5,813,699
1,975,000	3.75%, 04/01/2030	1,900,502
1,225,000	4.63%, 01/30/2029	1,250,219
1,520,000	MARB BondCo plc 3.95%, 01/29/2031(2)	1,235,395
	Mondelez International, Inc.
4,520,000	2.63%, 03/17/2027	4,310,636
15,185,000	3.00%, 03/17/2032(4)	13,934,463
1,285,000	Performance Food Group, Inc. 4.25%, 08/01/2029(3)	1,137,225
	Post Holdings, Inc.
1,090,000	4.50%, 09/15/2031(3)	959,817
4,270,000	5.63%, 01/15/2028(3)	4,205,950
1,013,000	5.75%, 03/01/2027(3)	1,010,468
1,030,000	Sigma Alimentos S.A. de C.V. 4.13%, 05/02/2026(2)	995,238
9,005,000	Tyson Foods, Inc. 4.00%, 03/01/2026	9,106,075
		110,598,246
	Food Service - 0.0%
2,175,000	Aramark Services, Inc. 5.00%, 04/01/2025(3)	2,172,281
	Forest Products & Paper - 0.0%
	Celulosa Arauco y Constitucion S.A.
870,000	4.50%, 08/01/2024	876,429
610,000	5.15%, 01/29/2050(2)	508,740
350,000	5.15%, 01/29/2050(3)	291,900
305,000	5.50%, 04/30/2049(3)	255,819
	Inversiones CMPC S.A.
760,000	3.85%, 01/13/2030(2)	684,000
370,000	3.85%, 01/13/2030(3)	333,000
	Suzano Austria GmbH
1,145,000	2.50%, 09/15/2028	969,197
615,000	3.13%, 01/15/2032	499,841
		4,418,926
	Gas - 0.3%
	AmeriGas Partners L.P. / AmeriGas Finance Corp.
2,042,000	5.50%, 05/20/2025	2,053,211
1,005,000	5.75%, 05/20/2027	1,012,035
2,738,000	5.88%, 08/20/2026	2,773,813

9

The Hartford Balanced Income Fund
Schedule of Investments – (continued)
July 31, 2022  (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 44.1% - (continued)
	Gas - 0.3% - (continued)
$ 11,000,000	Brooklyn Union Gas Co. 3.87%, 03/04/2029(3)	$ 10,563,871
	NiSource, Inc.
9,340,000	0.95%, 08/15/2025	8,542,398
2,260,000	3.49%, 05/15/2027	2,218,544
3,319,000	3.60%, 05/01/2030	3,162,580
2,768,000	3.95%, 03/30/2048	2,411,043
5,225,000	5.00%, 06/15/2052	5,332,999
		38,070,494
	Healthcare - Products - 0.4%
6,550,000	Abbott Laboratories 4.75%, 11/30/2036	7,352,434
	Alcon Finance Corp.
9,665,000	2.60%, 05/27/2030(3)	8,484,653
10,145,000	3.00%, 09/23/2029(3)	9,317,886
4,490,000	Avantor Funding, Inc. 4.63%, 07/15/2028(3)	4,305,482
24,755,000	Baxter International, Inc. 2.54%, 02/01/2032	21,551,137
465,000	Garden Spinco Corp. 8.63%, 07/20/2030(3)	488,264
	Medline Borrower L.P.
10,700,000	3.88%, 04/01/2029(3)	9,670,125
2,272,000	5.25%, 10/01/2029(3)	2,044,800
		63,214,781
	Healthcare - Services - 1.3%
715,000	Acadia Healthcare Co., Inc. 5.00%, 04/15/2029(3)	692,871
	Catalent Pharma Solutions, Inc.
700,000	3.13%, 02/15/2029(3)	620,375
695,000	3.50%, 04/01/2030(3)	621,723
415,000	5.00%, 07/15/2027(3)	415,328
	Centene Corp.
26,845,000	2.45%, 07/15/2028	24,026,275
755,000	4.25%, 12/15/2027	742,731
790,000	4.63%, 12/15/2029	778,810
	CHS/Community Health Systems, Inc.
5,850,000	4.75%, 02/15/2031(3)	4,709,250
1,450,000	5.25%, 05/15/2030(3)	1,218,000
1,235,000	5.63%, 03/15/2027(3)	1,098,483
7,840,000	CommonSpirit Health 2.76%, 10/01/2024	7,645,903
	Elevance Health, Inc.
2,115,000	1.50%, 03/15/2026	1,971,099
14,000,000	3.65%, 12/01/2027	14,049,899
	HCA, Inc.
7,000,000	2.38%, 07/15/2031	5,787,993
1,040,000	3.13%, 03/15/2027(3)	978,940
200,000	3.50%, 07/15/2051	149,169
5,310,000	4.63%, 03/15/2052(3)	4,672,861
2,950,000	5.13%, 06/15/2039	2,806,340
2,310,000	5.38%, 02/01/2025	2,356,263
1,500,000	5.38%, 09/01/2026	1,547,250
115,000	5.63%, 09/01/2028	118,909
90,000	5.88%, 02/01/2029	94,187
1,131,000	7.50%, 11/15/2095	1,232,790
	Humana, Inc.
8,245,000	2.15%, 02/03/2032	6,984,918
9,920,000	3.70%, 03/23/2029	9,741,650
6,000,000	3.95%, 03/15/2027	6,007,160
	IQVIA, Inc.
EUR 820,000	2.25%, 01/15/2028(3)	755,174
$ 2,190,000	5.00%, 05/15/2027(3)	2,193,537
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 44.1% - (continued)
	Healthcare - Services - 1.3% - (continued)
	Kaiser Foundation Hospitals
$ 8,755,000	2.81%, 06/01/2041	$ 6,980,028
9,130,000	3.00%, 06/01/2051	7,080,844
10,660,000	Mass General Brigham, Inc. 3.19%, 07/01/2049	8,522,996
	Roche Holdings, Inc.
14,000,000	1.93%, 12/13/2028(3)	12,866,705
5,635,000	2.61%, 12/13/2051(3)	4,320,494
	Sutter Health
3,150,000	1.32%, 08/15/2025	2,944,672
3,645,000	3.16%, 08/15/2040	2,943,485
5,580,000	Tenet Healthcare Corp. 6.13%, 06/15/2030(3)	5,636,469
	UnitedHealth Group, Inc.
3,065,000	2.75%, 05/15/2040	2,514,959
5,550,000	3.05%, 05/15/2041	4,756,655
6,570,000	4.75%, 05/15/2052	7,032,676
13,530,000	5.80%, 03/15/2036	15,924,291
551,000	6.88%, 02/15/2038	707,671
		186,249,833
	Home Builders - 0.2%
	Ashton Woods USA LLC / Ashton Woods Finance Co.
1,105,000	4.63%, 08/01/2029(3)	856,534
1,055,000	4.63%, 04/01/2030(3)	801,026
2,990,000	6.63%, 01/15/2028(3)	2,616,011
5,350,000	Century Communities, Inc. 3.88%, 08/15/2029(3)	4,555,121
3,095,000	KB Home 4.80%, 11/15/2029	2,784,262
	M/I Homes, Inc.
2,040,000	3.95%, 02/15/2030	1,692,916
1,840,000	4.95%, 02/01/2028	1,694,219
2,230,000	STL Holding Co. LLC 7.50%, 02/15/2026(3)	1,979,125
	Taylor Morrison Communities, Inc.
1,055,000	5.13%, 08/01/2030(3)	967,195
2,735,000	5.75%, 01/15/2028(3)	2,644,335
3,978,000	Williams Scotsman International, Inc. 4.63%, 08/15/2028(3)	3,729,991
		24,320,735
	Home Furnishings - 0.0%
1,145,000	Tempur Sealy International, Inc. 4.00%, 04/15/2029(3)	986,486
	Household Products - 0.1%
	GSK Consumer Healthcare Capital US LLC
8,115,000	3.38%, 03/24/2029(3)	7,852,991
2,585,000	3.63%, 03/24/2032(3)	2,508,467
		10,361,458
	Household Products/Wares - 0.1%
13,030,000	Clorox Co. 4.40%, 05/01/2029	13,420,488
2,085,000	Prestige Brands, Inc. 5.13%, 01/15/2028(3)	2,012,025
	S.C. Johnson & Son, Inc.
2,520,000	4.00%, 05/15/2043(3)	2,287,774
1,840,000	4.75%, 10/15/2046(3)	1,896,289
		19,616,576
	Housewares - 0.0%
1,070,000	Newell Brands, Inc. 5.63%, 04/01/2036	985,855
	Insurance - 2.5%
1,470,000	ACE Capital Trust 9.70%, 04/01/2030	1,910,959

10

The Hartford Balanced Income Fund
Schedule of Investments – (continued)
July 31, 2022  (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 44.1% - (continued)
	Insurance - 2.5% - (continued)
$ 6,085,000	Acrisure LLC / Acrisure Finance, Inc. 7.00%, 11/15/2025(3)	$ 5,841,600
1,960,000	AIA Group Ltd. 3.20%, 09/16/2040(3)	1,583,694
	American International Group, Inc.
7,510,000	2.50%, 06/30/2025	7,231,616
5,348,000	4.70%, 07/10/2035	5,404,832
4,460,000	4.80%, 07/10/2045	4,344,573
	Aon Corp. / Aon Global Holdings plc
2,530,000	2.85%, 05/28/2027	2,420,885
920,000	3.90%, 02/28/2052	805,318
	Aon Global Ltd.
3,480,000	3.88%, 12/15/2025	3,466,575
2,300,000	4.25%, 12/12/2042	2,045,515
1,200,000	AssuredPartners, Inc. 5.63%, 01/15/2029(3)	1,068,000
	Athene Global Funding
7,000,000	2.67%, 06/07/2031(3)	5,768,802
14,500,000	2.72%, 01/07/2029(3)	12,631,603
7,053,000	Athene Holding Ltd. 3.45%, 05/15/2052	5,007,531
	Berkshire Hathaway Finance Corp.
9,315,000	2.88%, 03/15/2032(4)	8,812,735
6,405,000	3.85%, 03/15/2052	5,871,616
	Brighthouse Financial Global Funding
11,075,000	1.20%, 12/15/2023(3)	10,688,371
3,995,000	1.55%, 05/24/2026(3)	3,605,050
	Brighthouse Financial, Inc.
7,030,000	3.85%, 12/22/2051	4,908,760
965,000	4.70%, 06/22/2047	791,935
16,747,000	5.63%, 05/15/2030	16,786,656
10,750,000	CNO Global Funding 2.65%, 01/06/2029(3)	9,595,004
	Corebridge Financial, Inc.
5,800,000	3.85%, 04/05/2029(3)	5,515,528
2,685,000	3.90%, 04/05/2032(3)	2,503,417
	Equitable Financial Life Global Funding
11,465,000	1.10%, 11/12/2024(3)	10,783,291
16,470,000	1.70%, 11/12/2026(3)(4)	14,930,744
6,100,000	1.80%, 03/08/2028(3)	5,394,957
17,040,000	Equitable Holdings, Inc. 4.35%, 04/20/2028	17,160,863
1,355,000	Genworth Holdings, Inc. 4.80%, 02/15/2024	1,354,162
3,980,000	Guardian Life Global Funding 1.25%, 05/13/2026(3)	3,617,906
15,255,000	Liberty Mutual Group, Inc. 4.30%, 02/01/2061(3)	10,698,117
9,610,000	Lincoln National Corp. 3.40%, 03/01/2032	8,697,190
6,985,000	Marsh & McLennan Cos., Inc. 4.75%, 03/15/2039	7,039,773
1,625,000	Massachusetts Mutual Life Insurance Co. 3.73%, 10/15/2070(3)	1,240,883
10,000,000	MassMutual Global Funding II 2.35%, 01/14/2027(3)	9,473,200
	Metropolitan Life Global Funding I
16,000,000	2.40%, 01/11/2032(3)	13,954,029
13,735,000	3.00%, 09/19/2027(3)	13,168,097
3,820,000	MGIC Investment Corp. 5.25%, 08/15/2028	3,676,750
	Nationwide Mutual Insurance Co.
12,700,000	4.35%, 04/30/2050(3)	11,124,353
4,940,000	9.38%, 08/15/2039(3)	6,967,572
14,205,000	New York Life Global Funding 3.00%, 01/10/2028(3)	13,744,953
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 44.1% - (continued)
	Insurance - 2.5% - (continued)
$ 2,775,000	New York Life Insurance Co. 3.75%, 05/15/2050(3)	$ 2,407,057
1,170,000	NMI Holdings, Inc. 7.38%, 06/01/2025(3)	1,184,754
12,790,000	Northwestern Mutual Global Funding 1.70%, 06/01/2028(3)	11,495,034
6,320,000	Pacific Life Global Funding 1.38%, 04/14/2026(3)	5,798,139
	Protective Life Global Funding
10,250,000	1.62%, 04/15/2026(3)	9,511,454
5,215,000	1.65%, 01/13/2025(3)	4,939,073
1,030,000	Radian Group, Inc. 4.88%, 03/15/2027	1,005,249
	Unum Group
865,000	4.00%, 06/15/2029	827,919
13,000,000	4.50%, 12/15/2049	10,227,561
	Willis North America, Inc.
11,435,000	3.60%, 05/15/2024	11,381,853
6,752,000	4.50%, 09/15/2028	6,730,909
11,520,000	4.65%, 06/15/2027(4)	11,614,140
		358,760,557
	Internet - 0.3%
7,179,000	Alibaba Group Holding Ltd. 4.00%, 12/06/2037	6,329,686
	Amazon.com, Inc.
5,165,000	3.88%, 08/22/2037	5,213,045
12,745,000	3.95%, 04/13/2052	12,521,344
4,320,000	4.25%, 08/22/2057	4,338,732
5,535,000	4.95%, 12/05/2044	6,162,199
	Arches Buyer, Inc.
3,364,000	4.25%, 06/01/2028(3)	2,877,096
1,470,000	6.13%, 12/01/2028(3)(4)	1,205,400
5,180,000	Endurance International Group Holdings, Inc. 6.00%, 02/15/2029(3)	3,785,775
6,530,000	Go Daddy Operating Co. LLC 3.50%, 03/01/2029(3)	5,804,582
	Meituan
736,000	3.05%, 10/28/2030(3)	531,869
635,000	3.05%, 10/28/2030(2)	458,882
770,000	Prosus N.V. 3.26%, 01/19/2027(3)	695,527
		49,924,137
	Investment Company Security - 0.0%
5,970,000	JAB Holdings B.V. 3.75%, 05/28/2051(3)	4,210,459
	Iron/Steel - 0.2%
	CSN Resources S.A.
680,000	4.63%, 06/10/2031(3)	513,747
1,885,000	5.88%, 04/08/2032(3)	1,504,145
720,000	5.88%, 04/08/2032(2)	574,527
	JSW Steel Ltd.
1,125,000	3.95%, 04/05/2027(2)	954,703
390,000	5.05%, 04/05/2032(2)	305,942
	Nucor Corp.
7,685,000	3.13%, 04/01/2032	6,957,621
2,930,000	3.85%, 04/01/2052	2,516,662
	Steel Dynamics, Inc.
463,000	1.65%, 10/15/2027	405,532
4,159,000	2.80%, 12/15/2024	4,056,970
8,235,000	Vale Overseas Ltd. 3.75%, 07/08/2030	7,469,474
		25,259,323
	IT Services - 1.0%
	Apple, Inc.
13,375,000	1.40%, 08/05/2028	12,072,196
10,895,000	2.38%, 02/08/2041	8,859,489
20,110,000	2.65%, 02/08/2051	15,871,015

11

The Hartford Balanced Income Fund
Schedule of Investments – (continued)
July 31, 2022  (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 44.1% - (continued)
	IT Services - 1.0% - (continued)
$ 12,960,000	2.70%, 08/05/2051	$ 10,300,946
4,545,000	2.95%, 09/11/2049	3,801,465
2,600,000	3.75%, 11/13/2047	2,476,352
1,300,000	3.85%, 05/04/2043	1,272,134
6,520,000	3.85%, 08/04/2046	6,317,648
2,895,000	4.25%, 02/09/2047	2,990,607
4,420,000	4.38%, 05/13/2045	4,671,996
10,000,000	4.65%, 02/23/2046	10,817,478
790,000	Condor Merger Sub, Inc. 7.38%, 02/15/2030(3)	693,600
	HP, Inc.
9,370,000	2.20%, 06/17/2025	8,963,437
9,370,000	3.00%, 06/17/2027	8,905,115
490,000	4.75%, 01/15/2028	496,932
	International Business Machines Corp.
4,800,000	1.95%, 05/15/2030	4,176,554
4,775,000	2.72%, 02/09/2032(4)	4,321,733
2,590,000	3.43%, 02/09/2052	2,106,470
4,755,000	4.15%, 05/15/2039	4,501,825
7,390,000	4.40%, 07/27/2032	7,596,544
7,390,000	4.90%, 07/27/2052	7,520,112
	Kyndryl Holdings, Inc.
560,000	2.70%, 10/15/2028(3)	449,583
4,945,000	3.15%, 10/15/2031(3)	3,703,067
10,065,000	Leidos, Inc. 2.30%, 02/15/2031	8,330,678
	Presidio Holdings, Inc.
4,851,000	4.88%, 02/01/2027(3)	4,656,960
1,375,000	8.25%, 02/01/2028(3)	1,295,663
	Seagate HDD Cayman
550,000	3.13%, 07/15/2029	460,251
485,000	4.88%, 06/01/2027	481,047
2,278,000	Western Digital Corp. 4.75%, 02/15/2026	2,243,777
		150,354,674
	Leisure Time - 0.1%
	Carnival Corp.
1,085,000	4.00%, 08/01/2028(3)	946,663
471,000	5.75%, 03/01/2027(3)	377,532
5,640,000	6.00%, 05/01/2029(3)	4,331,003
EUR3,495,000	7.63%, 03/01/2026(3)	3,074,414
1,650,000	10.50%, 06/01/2030(3)	1,465,687
2,675,000	MajorDrive Holdings LLC 6.38%, 06/01/2029(3)	2,016,709
2,215,000	NCL Corp. Ltd. 5.88%, 02/15/2027(3)	2,035,585
	Royal Caribbean Cruises Ltd.
540,000	5.38%, 07/15/2027(3)	414,412
5,350,000	5.50%, 08/31/2026(3)	4,225,421
1,600,000	9.13%, 06/15/2023(3)	1,624,176
		20,511,602
	Lodging - 0.2%
	Boyd Gaming Corp.
525,000	4.75%, 12/01/2027	504,467
1,245,000	4.75%, 06/15/2031(3)	1,145,686
555,000	Hilton Domestic Operating Co., Inc. 3.75%, 05/01/2029(3)	502,542
	Las Vegas Sands Corp.
8,460,000	3.50%, 08/18/2026	7,939,980
530,000	3.90%, 08/08/2029	474,167
	Sands China Ltd.
965,000	2.55%, 03/08/2027(3)	800,751
12,950,000	3.25%, 08/08/2031(3)	10,036,250
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 44.1% - (continued)
	Lodging - 0.2% - (continued)
$ 1,725,000	Sugarhouse HSP Gaming Prop Mezz L.P. / Sugarhouse HSP Gaming Finance Corp. 5.88%, 05/15/2025(3)	$ 1,574,063
	Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp.
1,700,000	5.25%, 05/15/2027(3)(4)	1,569,848
2,660,000	5.50%, 03/01/2025(3)	2,620,685
		27,168,439
	Machinery-Diversified - 0.2%
	Otis Worldwide Corp.
20,135,000	2.29%, 04/05/2027	18,629,238
980,000	2.57%, 02/15/2030	877,863
1,470,000	TK Elevator U.S. Newco, Inc. 5.25%, 07/15/2027(3)	1,411,200
2,205,000	Westinghouse Air Brake Technologies Corp. 3.20%, 06/15/2025	2,126,330
		23,044,631
	Media - 1.8%
965,000	Belo Corp. 7.25%, 09/15/2027	960,175
	Cable Onda S.A.
630,000	4.50%, 01/30/2030(2)	558,104
200,000	4.50%, 01/30/2030(3)	177,176
	CCO Holdings LLC / CCO Holdings Capital Corp.
13,200,000	4.25%, 02/01/2031(3)	11,451,000
3,550,000	4.25%, 01/15/2034(3)	2,932,424
3,210,000	4.50%, 08/15/2030(3)	2,853,433
925,000	4.75%, 02/01/2032(3)	816,891
1,325,000	5.00%, 02/01/2028(3)	1,278,625
	Charter Communications Operating LLC / Charter Communications Operating Capital
11,180,000	2.25%, 01/15/2029	9,525,380
775,000	3.70%, 04/01/2051	549,920
4,280,000	3.85%, 04/01/2061	2,953,007
11,690,000	3.90%, 06/01/2052	8,523,055
7,665,000	4.80%, 03/01/2050	6,408,944
8,000,000	5.05%, 03/30/2029	7,950,770
8,550,000	5.13%, 07/01/2049	7,361,558
1,320,000	5.25%, 04/01/2053	1,165,514
10,990,000	5.38%, 05/01/2047	9,748,954
4,595,000	5.75%, 04/01/2048	4,270,393
6,903,000	6.48%, 10/23/2045	6,964,320
	Comcast Corp.
10,334,000	2.89%, 11/01/2051	7,844,168
7,000,000	2.94%, 11/01/2056	5,177,278
7,884,000	2.99%, 11/01/2063	5,722,429
10,280,000	3.20%, 07/15/2036	9,192,194
2,810,000	3.25%, 11/01/2039	2,426,750
6,640,000	3.40%, 07/15/2046	5,555,642
1,925,000	3.75%, 04/01/2040	1,776,872
6,635,000	CSC Holdings LLC 5.50%, 04/15/2027(3)	6,417,637
	Discovery Communications LLC
14,315,000	3.63%, 05/15/2030	13,083,714
855,000	3.90%, 11/15/2024	842,635
6,110,000	3.95%, 06/15/2025	6,040,731
2,741,000	4.00%, 09/15/2055	2,009,758
3,846,000	4.65%, 05/15/2050	3,197,746
13,920,000	5.20%, 09/20/2047	12,386,432
5,395,000	5.30%, 05/15/2049	4,846,712
	DISH DBS Corp.
2,680,000	5.00%, 03/15/2023	2,629,750
1,200,000	5.75%, 12/01/2028(3)	973,500

12

The Hartford Balanced Income Fund
Schedule of Investments – (continued)
July 31, 2022  (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 44.1% - (continued)
	Media - 1.8% - (continued)
$ 3,195,000	5.88%, 11/15/2024	$ 2,939,170
2,930,000	Nexstar Media, Inc. 5.63%, 07/15/2027(3)	2,930,000
	Paramount Global
1,015,000	3.38%, 02/15/2028	961,244
11,852,000	4.38%, 03/15/2043	9,513,154
5,655,000	4.95%, 01/15/2031	5,533,919
5,005,000	4.95%, 05/19/2050	4,340,477
	Sirius XM Radio, Inc.
3,960,000	3.13%, 09/01/2026(3)	3,732,577
4,540,000	4.00%, 07/15/2028(3)	4,217,660
1,450,000	4.13%, 07/01/2030(3)	1,304,710
	Time Warner Cable LLC
10,340,000	5.88%, 11/15/2040	9,927,002
2,825,000	6.75%, 06/15/2039	2,892,443
1,565,000	Time Warner Entertainment Co., L.P. 8.38%, 07/15/2033	1,868,443
3,145,000	UPC Broadband Finco B.V. 4.88%, 07/15/2031(3)	2,780,683
6,540,000	Virgin Media Secured Finance plc 4.50%, 08/15/2030(3)	5,861,475
200,000	VTR Comunicaciones S.p.A. 4.38%, 04/15/2029(2)	131,538
15,400,000	VZ Secured Financing B.V. 5.00%, 01/15/2032(3)	13,733,874
	Walt Disney Co.
1,177,000	5.40%, 10/01/2043	1,311,834
2,440,000	6.40%, 12/15/2035	2,961,628
2,190,000	Ziggo B.V. 4.88%, 01/15/2030(3)	2,021,699
		255,537,121
	Metal Fabricate/Hardware - 0.1%
	Advanced Drainage Systems, Inc.
2,099,000	5.00%, 09/30/2027(3)	2,057,020
2,051,000	6.38%, 06/15/2030(3)	2,066,912
	Novelis Corp.
795,000	3.25%, 11/15/2026(3)	739,795
820,000	3.88%, 08/15/2031(3)	701,100
5,805,000	4.75%, 01/30/2030(3)	5,369,828
		10,934,655
	Mining - 0.7%
	Anglo American Capital plc
11,660,000	2.63%, 09/10/2030(3)	9,879,355
6,825,000	2.88%, 03/17/2031(3)	5,799,586
20,570,000	3.88%, 03/16/2029(3)	19,197,615
1,001,000	4.88%, 05/14/2025(3)	1,009,792
16,215,000	5.63%, 04/01/2030(3)	16,699,738
	AngloGold Ashanti Holdings plc
1,860,000	3.38%, 11/01/2028	1,617,128
1,220,000	3.75%, 10/01/2030	1,045,363
485,000	Antofagasta plc 5.63%, 05/13/2032(3)	480,150
	Constellium SE
1,230,000	3.75%, 04/15/2029(3)(4)	1,048,575
2,256,000	5.63%, 06/15/2028(3)	2,033,107
1,547,000	5.88%, 02/15/2026(3)	1,501,180
	FMG Resources August 2006 Pty Ltd.
1,410,000	4.38%, 04/01/2031(3)	1,226,700
2,325,000	4.50%, 09/15/2027(3)	2,144,813
19,260,000	5.88%, 04/15/2030(3)	18,372,307
9,565,000	6.13%, 04/15/2032(3)	9,091,532
	Freeport Indonesia PT
2,380,000	4.76%, 04/14/2027(3)	2,326,450
4,634,000	5.32%, 04/14/2032(3)	4,332,790
205,000	5.32%, 04/14/2032(2)	191,675
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 44.1% - (continued)
	Mining - 0.7% - (continued)
$ 710,000	6.20%, 04/14/2052(3)	$ 627,568
	Freeport-McMoRan, Inc.
785,000	4.13%, 03/01/2028	741,189
225,000	4.38%, 08/01/2028	213,460
415,000	5.45%, 03/15/2043	389,192
505,000	Nacional del Cobre de Chile Corp. 3.70%, 01/30/2050(3)	396,900
8,355,000	Rio Tinto Finance USA Ltd. 2.75%, 11/02/2051	6,464,403
		106,830,568
	Miscellaneous Manufacturing - 0.2%
3,503,000	GE Capital International Funding Co. 4.42%, 11/15/2035	3,463,876
6,006,000	Ingersoll-Rand Luxembourg Finance S.A. 4.50%, 03/21/2049	5,446,400
10,765,000	Parker-Hannifin Corp. 4.50%, 09/15/2029	11,044,851
8,365,000	Siemens Financieringsmaatschappij N.V. 1.70%, 03/11/2028(3)	7,526,079
		27,481,206
	Office/Business Equipment - 0.2%
	CDW LLC / CDW Finance Corp.
6,154,000	3.25%, 02/15/2029	5,292,317
12,485,000	3.28%, 12/01/2028	10,974,517
13,890,000	3.57%, 12/01/2031	11,808,284
1,065,000	4.25%, 04/01/2028	982,377
786,000	Xerox Corp. 4.63%, 03/15/2023	783,864
1,060,000	Xerox Holdings Corp. 5.00%, 08/15/2025(3)	1,019,842
		30,861,201
	Oil & Gas - 1.6%
	Aker BP ASA
2,920,000	3.75%, 01/15/2030(3)	2,690,502
8,995,000	4.00%, 01/15/2031(3)	8,384,460
	Apache Corp.
3,950,000	4.38%, 10/15/2028	3,683,375
2,550,000	5.10%, 09/01/2040	2,267,893
	BP Capital Markets America, Inc.
4,750,000	2.94%, 06/04/2051	3,619,648
6,170,000	3.00%, 03/17/2052	4,753,855
7,125,000	3.06%, 06/17/2041	5,914,432
11,380,000	3.38%, 02/08/2061	9,169,729
3,945,000	3.63%, 04/06/2030	3,890,959
	ConocoPhillips Co.
5,325,000	3.80%, 03/15/2052	4,821,207
2,645,000	4.03%, 03/15/2062(3)	2,382,087
2,820,000	Continental Resources, Inc. 5.75%, 01/15/2031(3)	2,780,548
2,415,000	Coterra Energy, Inc. 3.90%, 05/15/2027(3)	2,354,583
510,000	CVR Energy, Inc. 5.75%, 02/15/2028(3)(4)	461,550
3,345,000	Devon Energy Corp. 7.88%, 09/30/2031	3,998,684
4,095,000	Diamondback Energy, Inc. 4.25%, 03/15/2052	3,547,768
6,080,000	Earthstone Energy Holdings LLC 8.00%, 04/15/2027(3)	5,808,285
	Ecopetrol S.A.
3,365,000	4.63%, 11/02/2031	2,767,712
640,000	5.38%, 06/26/2026	619,520
790,000	6.88%, 04/29/2030	753,289

13

The Hartford Balanced Income Fund
Schedule of Investments – (continued)
July 31, 2022  (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 44.1% - (continued)
	Oil & Gas - 1.6% - (continued)
	Empresa Nacional del Petroleo
$ 200,000	4.50%, 09/14/2047(2)	$ 146,500
3,550,000	5.25%, 11/06/2029(2)	3,363,625
	Energean Israel Finance Ltd.
1,495,000	4.50%, 03/30/2024(2)(3)	1,423,539
1,395,000	4.88%, 03/30/2026(2)(3)	1,278,517
3,270,000	5.38%, 03/30/2028(2)(3)	2,881,197
150,000	5.88%, 03/30/2031(2)(3)	127,575
	EQT Corp.
210,000	3.13%, 05/15/2026(3)	201,611
1,650,000	3.90%, 10/01/2027	1,605,186
	Equinor ASA
3,685,000	2.38%, 05/22/2030	3,354,403
3,365,000	3.63%, 04/06/2040	3,111,621
2,055,000	3.70%, 04/06/2050	1,885,177
	Hess Corp.
2,980,000	7.13%, 03/15/2033	3,408,398
10,742,000	7.30%, 08/15/2031	12,353,875
555,000	Kosmos Energy Ltd. 7.13%, 04/04/2026(2)	488,400
	Leviathan Bond Ltd.
705,000	6.13%, 06/30/2025(2)(3)	691,958
2,235,000	6.50%, 06/30/2027(2)(3)	2,143,177
715,000	6.75%, 06/30/2030(2)(3)	673,347
	Lundin Energy Finance B.V.
7,470,000	2.00%, 07/15/2026(3)	6,797,975
8,100,000	3.10%, 07/15/2031(3)	6,999,566
14,745,000	Marathon Petroleum Corp. 4.70%, 05/01/2025	15,014,198
550,000	Medco Bell Pte Ltd. 6.38%, 01/30/2027(2)	484,275
300,000	Northern Oil and Gas, Inc. 8.13%, 03/01/2028(3)	290,250
	Occidental Petroleum Corp.
1,980,000	3.20%, 08/15/2026	1,859,728
1,098,000	4.40%, 04/15/2046	933,073
1,285,000	5.50%, 12/01/2025	1,314,131
1,365,000	5.55%, 03/15/2026	1,402,537
640,000	6.13%, 01/01/2031	687,813
1,234,000	6.38%, 09/01/2028	1,322,449
5,190,000	Ovintiv, Inc. 7.38%, 11/01/2031	5,851,791
	Petroleos de Venezuela S.A.
435,000	6.00%, 05/16/2024(2)(8)	16,739
190,000	9.00%, 11/17/2021(2)(8)	7,600
630,000	Petroleos del Peru S.A. 5.63%, 06/19/2047(2)	443,363
	Petroleos Mexicanos
2,160,000	6.70%, 02/16/2032	1,730,160
1,395,000	7.69%, 01/23/2050	1,016,606
8,305,000	Phillips 66,Co. 3.15%, 12/15/2029(3)	7,664,474
	Qatar Energy
1,535,000	1.38%, 09/12/2026(3)	1,417,057
1,735,000	2.25%, 07/12/2031(3)	1,541,849
4,380,000	3.30%, 07/12/2051(2)	3,668,600
	Range Resources Corp.
1,070,000	4.75%, 02/15/2030(3)(4)	1,021,850
3,185,000	4.88%, 05/15/2025	3,178,280
	Saudi Arabian Oil Co.
3,145,000	2.88%, 04/16/2024(2)	3,100,291
3,335,000	3.25%, 11/24/2050(2)	2,607,970
4,590,000	3.50%, 04/16/2029(2)	4,489,947
	Shell International Finance B.V.
8,000,000	2.88%, 11/26/2041	6,548,752
8,925,000	3.00%, 11/26/2051	7,205,866
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 44.1% - (continued)
	Oil & Gas - 1.6% - (continued)
$ 4,199,000	4.00%, 05/10/2046	$ 3,923,606
1,056,000	4.38%, 05/11/2045	1,050,618
2,320,000	4.55%, 08/12/2043	2,345,267
5,655,000	Southwestern Energy Co. 4.75%, 02/01/2032	5,273,287
	State Oil Co. of the Azerbaijan Republic
725,000	4.75%, 03/13/2023(2)	723,369
1,570,000	6.95%, 03/18/2030(2)	1,522,900
	Suncor Energy, Inc.
1,510,000	3.75%, 03/04/2051	1,276,208
3,735,000	4.00%, 11/15/2047	3,294,116
1,055,000	Sunoco L.P. / Sunoco Finance Corp. 4.50%, 05/15/2029	951,557
	Valero Energy Corp.
3,130,000	4.00%, 04/01/2029	3,053,734
3,460,000	4.35%, 06/01/2028	3,476,782
		229,316,826
	Oil & Gas Services - 0.1%
7,675,000	Halliburton Co. 4.85%, 11/15/2035	7,725,356
	Packaging & Containers - 0.3%
575,000	Ardagh Metal Packaging Finance USA LLC / Ardagh Metal Packaging Finance plc 4.00%, 09/01/2029(3)	494,500
	Ardagh Packaging Finance plc / Ardagh Holdings USA, Inc.
4,290,000	4.13%, 08/15/2026(3)	3,775,200
870,000	5.25%, 04/30/2025(3)	830,850
3,135,000	5.25%, 08/15/2027(3)	2,383,495
	Berry Global, Inc.
950,000	4.88%, 07/15/2026(3)	932,634
2,510,000	5.63%, 07/15/2027(3)	2,533,029
645,000	Clydesdale Acquisition Holdings, Inc. 6.63%, 04/15/2029(3)	651,269
3,583,000	Crown Americas LLC / Crown Americas Capital Corp. 4.75%, 02/01/2026	3,555,698
1,335,000	Graphic Packaging International LLC 3.75%, 02/01/2030(3)	1,201,951
1,885,000	Klabin Austria GmbH 3.20%, 01/12/2031(3)	1,539,965
1,725,000	Mauser Packaging Solutions Holding Co. 7.25%, 04/15/2025(3)	1,581,877
	Owens-Brockway Glass Container, Inc.
1,961,000	5.88%, 08/15/2023(3)	1,961,000
2,710,000	6.38%, 08/15/2025(3)	2,590,685
16,225,000	Sealed Air Corp. 1.57%, 10/15/2026(3)	14,422,311
EUR 2,830,000	Silgan Holdings, Inc. 2.25%, 06/01/2028	2,465,772
2,990,000	Titan Holdings II B.V. 5.13%, 07/15/2029(3)	2,528,292
$ 1,590,000	Trivium Packaging Finance B.V. 5.50%, 08/15/2026(3)	1,558,200
		45,006,728
	Pharmaceuticals - 1.2%
	AbbVie, Inc.
15,320,000	2.95%, 11/21/2026	14,944,185
5,000,000	3.20%, 05/14/2026(4)	4,953,463
4,630,000	4.05%, 11/21/2039	4,384,751
4,060,000	4.25%, 11/21/2049	3,844,001
7,590,000	4.45%, 05/14/2046	7,315,019
2,840,000	4.63%, 10/01/2042	2,758,296
1,118,000	4.70%, 05/14/2045	1,123,211
3,702,000	4.85%, 06/15/2044	3,787,664

14

The Hartford Balanced Income Fund
Schedule of Investments – (continued)
July 31, 2022  (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 44.1% - (continued)
	Pharmaceuticals - 1.2% - (continued)
$ 8,785,000	Astrazeneca Finance LLC 1.75%, 05/28/2028	$ 8,048,053
5,000,000	AstraZeneca plc 4.00%, 09/18/2042	4,873,344
	Bausch Health Cos., Inc.
2,875,000	5.00%, 02/15/2029(3)	1,452,249
2,050,000	5.25%, 01/30/2030(3)	1,064,401
360,000	9.00%, 12/15/2025(3)	260,100
	Bayer U.S. Finance LLC
2,900,000	4.20%, 07/15/2034(3)	2,752,832
7,820,000	4.25%, 12/15/2025(3)	7,802,190
	Bristol-Myers Squibb Co.
5,000,000	1.45%, 11/13/2030	4,297,692
5,935,000	2.35%, 11/13/2040	4,682,787
2,000,000	3.25%, 08/01/2042	1,741,756
15,365,000	3.55%, 03/15/2042	14,226,598
4,655,000	4.25%, 10/26/2049	4,644,922
	Cigna Corp.
7,085,000	1.25%, 03/15/2026	6,521,902
15,680,000	4.13%, 11/15/2025	15,908,457
	CVS Health Corp.
4,605,000	4.13%, 04/01/2040	4,242,453
14,295,000	4.78%, 03/25/2038	14,398,360
3,455,000	5.13%, 07/20/2045	3,552,534
	CVS Pass-Through Trust
8,621	6.04%, 12/10/2028	8,924
20,708	6.94%, 01/10/2030	22,334
6,420,000	Johnson & Johnson 3.63%, 03/03/2037	6,395,082
1,280,000	Owens & Minor, Inc. 6.63%, 04/01/2030(3)	1,280,205
4,525,000	Pfizer, Inc. 4.00%, 12/15/2036	4,650,728
	Teva Pharmaceutical Finance Netherlands III B.V.
12,152,000	3.15%, 10/01/2026	10,970,218
8,925,000	4.75%, 05/09/2027	8,556,844
		175,465,555
	Pipelines - 2.0%
2,905,000	AI Candelaria Spain S.A. 5.75%, 06/15/2033(2)	2,178,750
4,450,000	Antero Midstream Partners L.P. / Antero Midstream Finance Corp. 5.75%, 01/15/2028(3)	4,349,875
	Buckeye Partners L.P.
1,997,000	3.95%, 12/01/2026	1,850,014
1,005,000	4.13%, 03/01/2025(3)	964,172
1,360,000	4.13%, 12/01/2027	1,223,704
2,415,000	4.50%, 03/01/2028(3)	2,206,929
595,000	5.60%, 10/15/2044	435,953
1,250,000	5.85%, 11/15/2043	917,334
	Cheniere Energy Partners L.P.
1,560,000	4.00%, 03/01/2031	1,445,051
2,719,000	4.50%, 10/01/2029	2,634,262
	DCP Midstream Operating L.P.
4,395,000	5.13%, 05/15/2029	4,303,386
5,510,000	5.38%, 07/15/2025	5,620,200
5,410,000	DT Midstream, Inc. 4.13%, 06/15/2029(3)	5,008,362
7,180,000	Eastern Gas Transmission & Storage, Inc. 3.00%, 11/15/2029(3)	6,697,784
	EIG Pearl Holding S.a.r.l.
2,600,000	3.55%, 08/31/2036(3)	2,268,677
5,150,000	4.39%, 11/30/2046(3)	4,162,992
1,645,000	4.39%, 11/30/2046(2)	1,329,733
23,150,000	Enbridge, Inc. 2.50%, 08/01/2033	19,592,211
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 44.1% - (continued)
	Pipelines - 2.0% - (continued)
	Energy Transfer L.P.
$ 5,950,000	3.75%, 05/15/2030	$ 5,533,980
2,275,000	4.90%, 03/15/2035	2,142,533
1,190,000	5.15%, 03/15/2045	1,067,446
9,000,000	5.25%, 04/15/2029	9,128,291
5,100,000	5.30%, 04/01/2044	4,636,841
4,958,000	5.30%, 04/15/2047	4,492,440
1,065,000	5.35%, 05/15/2045	977,698
465,000	5.50%, 06/01/2027	480,085
7,275,000	6.00%, 06/15/2048	7,190,556
4,045,000	6.13%, 12/15/2045	4,034,179
4,395,000	6.25%, 04/15/2049	4,428,633
	EnLink Midstream LLC
1,050,000	5.38%, 06/01/2029	997,059
4,485,000	5.63%, 01/15/2028(3)	4,353,479
2,109,000	EnLink Midstream Partners L.P. 5.05%, 04/01/2045	1,554,860
	Enterprise Products Operating LLC
10,000,000	3.13%, 07/31/2029	9,332,627
5,430,000	4.20%, 01/31/2050	4,834,995
2,760,000	4.25%, 02/15/2048	2,504,122
6,975,000	4.80%, 02/01/2049	6,716,491
1,516,000	4.85%, 08/15/2042	1,473,075
	EQM Midstream Partners L.P.
3,709,000	4.50%, 01/15/2029(3)	3,319,555
2,950,000	4.75%, 01/15/2031(3)	2,665,030
505,000	5.50%, 07/15/2028	477,255
795,000	6.00%, 07/01/2025(3)	793,028
2,505,000	6.50%, 07/01/2027(3)	2,510,185
2,245,000	6.50%, 07/15/2048	1,884,767
185,000	7.50%, 06/01/2027(3)	188,238
190,000	7.50%, 06/01/2030(3)	195,534
	Galaxy Pipeline Assets Bidco Ltd.
1,061,503	1.75%, 09/30/2027(3)	1,002,361
14,369,661	2.16%, 03/31/2034(3)	12,524,346
1,503,746	2.16%, 03/31/2034(2)	1,310,639
1,585,000	2.63%, 03/31/2036(3)	1,337,206
875,000	2.63%, 03/31/2036(2)	738,205
4,100,000	3.25%, 09/30/2040(2)	3,365,353
790,000	3.25%, 09/30/2040(3)	648,446
2,730,000	Gray Oak Pipeline LLC 2.00%, 09/15/2023(3)	2,666,404
	MPLX L.P.
3,750,000	4.00%, 02/15/2025	3,725,259
6,490,000	4.25%, 12/01/2027	6,413,737
2,770,000	4.90%, 04/15/2058	2,425,926
600,000	4.95%, 03/14/2052	551,373
4,780,000	5.20%, 12/01/2047	4,376,447
4,490,000	NGPL PipeCo LLC 3.25%, 07/15/2031(3)	3,850,892
1,030,000	NuStar Logistics L.P. 5.63%, 04/28/2027	985,061
	ONEOK, Inc.
3,675,000	3.10%, 03/15/2030	3,261,749
7,084,000	6.35%, 01/15/2031	7,601,837
1,345,000	Peru LNG Srl 5.38%, 03/22/2030(2)	1,123,021
535,000	Plains All American Pipeline L.P. / PAA Finance Corp. 3.80%, 09/15/2030	486,052
	Sabine Pass Liquefaction LLC
1,345,000	5.00%, 03/15/2027	1,368,563
4,000,000	5.88%, 06/30/2026	4,173,708
5,065,000	Southern Natural Gas Co. LLC 0.63%, 04/28/2023(3)	4,927,180
1,045,000	Tallgrass Energy Partners L.P. / Tallgrass Energy Finance Corp. 6.00%, 03/01/2027(3)	970,796

15

The Hartford Balanced Income Fund
Schedule of Investments – (continued)
July 31, 2022  (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 44.1% - (continued)
	Pipelines - 2.0% - (continued)
	Targa Resources Corp.
$ 7,245,000	4.20%, 02/01/2033	$ 6,817,302
2,300,000	4.95%, 04/15/2052	2,076,513
5,470,000	5.20%, 07/01/2027	5,569,393
5,690,000	6.25%, 07/01/2052	6,038,838
	Targa Resources Partners L.P. / Targa Resources Partners Finance Corp.
490,000	5.00%, 01/15/2028	481,283
495,000	5.50%, 03/01/2030	489,451
5,175,000	6.50%, 07/15/2027	5,323,652
	TransCanada PipeLines Ltd.
13,360,000	2.50%, 10/12/2031	11,535,200
5,840,000	4.63%, 03/01/2034	5,909,845
2,870,000	Valero Energy Partners L.P. 4.50%, 03/15/2028	2,887,470
	Venture Global Calcasieu Pass LLC
3,015,000	3.88%, 08/15/2029(3)	2,782,001
1,470,000	4.13%, 08/15/2031(3)	1,355,178
	Western Midstream Operating L.P.
7,370,000	4.30%, 02/01/2030	6,854,100
1,675,000	5.50%, 02/01/2050	1,491,085
	Williams Cos., Inc.
4,530,000	2.60%, 03/15/2031	3,940,854
4,145,000	5.10%, 09/15/2045	4,040,033
4,100,000	5.40%, 03/04/2044	4,079,720
2,224,000	6.30%, 04/15/2040	2,451,520
		299,060,370
	Real Estate - 0.0%
	CIFI Holdings Group Co., Ltd.
1,035,000	5.25%, 05/13/2026(2)	363,632
200,000	6.00%, 07/16/2025(2)	75,226
	Country Garden Holdings Co., Ltd.
200,000	4.20%, 02/06/2026(2)	70,978
200,000	5.40%, 05/27/2025(2)	73,224
860,000	5.63%, 01/14/2030(2)	274,776
225,000	6.15%, 09/17/2025(2)	82,223
	Times China Holdings Ltd.
1,440,000	6.20%, 03/22/2026(2)	129,600
575,000	6.75%, 07/08/2025(2)	60,063
1,340,000	Yuzhou Group Holdings Co., Ltd. 7.70%, 02/20/2025(2)(8)	80,400
		1,210,122
	Real Estate Investment Trusts - 1.5%
	American Tower Corp.
19,070,000	1.60%, 04/15/2026	17,396,720
7,875,000	1.88%, 10/15/2030	6,425,457
1,175,000	2.10%, 06/15/2030	983,409
865,000	2.90%, 01/15/2030	772,898
4,700,000	2.95%, 01/15/2051	3,363,429
5,000,000	3.10%, 06/15/2050	3,697,009
16,940,000	3.65%, 03/15/2027	16,518,187
	Brixmor Operating Partnership L.P.
3,195,000	2.50%, 08/16/2031	2,573,616
14,080,000	4.13%, 05/15/2029	13,323,654
	Crown Castle International Corp.
7,000,000	2.25%, 01/15/2031	5,944,926
30,765,000	2.90%, 03/15/2027	29,192,526
8,745,000	3.20%, 09/01/2024	8,643,960
990,000	3.80%, 02/15/2028	963,091
	Equinix, Inc.
11,210,000	1.45%, 05/15/2026	10,208,125
2,645,000	1.80%, 07/15/2027	2,363,377
2,730,000	2.00%, 05/15/2028	2,395,256
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 44.1% - (continued)
	Real Estate Investment Trusts - 1.5% - (continued)
$ 4,250,000	3.40%, 02/15/2052	$ 3,257,705
11,800,000	3.90%, 04/15/2032	11,199,275
700,000	Essex Portfolio L.P. 2.65%, 09/01/2050	456,006
	GLP Capital L.P. / GLP Financing II, Inc.
5,990,000	3.25%, 01/15/2032	5,076,735
7,675,000	4.00%, 01/15/2031	6,870,385
4,750,000	5.30%, 01/15/2029	4,690,079
5,300,000	5.75%, 06/01/2028	5,290,115
	Iron Mountain, Inc.
555,000	4.50%, 02/15/2031(3)	487,012
520,000	5.00%, 07/15/2028(3)	492,330
	Ladder Capital Finance Holdings LLLP / Ladder Capital Finance Corp.
4,610,000	4.25%, 02/01/2027(3)	4,109,677
1,595,000	5.25%, 10/01/2025(3)	1,507,610
3,675,000	Realty Income Corp. 3.40%, 01/15/2028	3,554,313
3,875,000	Service Properties Trust 7.50%, 09/15/2025	3,769,234
3,885,000	Simon Property Group L.P. 3.25%, 09/13/2049	2,940,823
5,605,000	UDR, Inc. 2.10%, 08/01/2032	4,503,321
	VICI Properties L.P.
6,660,000	4.95%, 02/15/2030	6,522,580
9,175,000	5.13%, 05/15/2032	9,118,207
	VICI Properties L.P. / VICI Note Co., Inc.
285,000	3.50%, 02/15/2025(3)	271,106
185,000	3.75%, 02/15/2027(3)	169,489
213,000	4.13%, 08/15/2030(3)	194,463
1,200,000	4.25%, 12/01/2026(3)	1,126,765
1,025,000	4.50%, 01/15/2028(3)	956,534
2,025,000	4.63%, 12/01/2029(3)	1,929,764
	Welltower, Inc.
15,360,000	2.75%, 01/15/2032(4)	13,171,579
2,620,000	4.00%, 06/01/2025	2,617,470
		219,048,217
	Retail - 0.7%
	1011778 BC ULC / New Red Finance, Inc.
2,830,000	3.50%, 02/15/2029(3)	2,578,073
4,815,000	3.88%, 01/15/2028(3)	4,527,256
840,000	4.00%, 10/15/2030(3)	732,900
4,020,000	4.38%, 01/15/2028(3)	3,725,776
	Bath & Body Works, Inc.
3,320,000	5.25%, 02/01/2028	3,130,461
2,190,000	6.63%, 10/01/2030(3)	2,090,509
	FirstCash, Inc.
3,175,000	4.63%, 09/01/2028(3)	2,840,215
790,000	5.63%, 01/01/2030(3)	741,731
	Gap, Inc.
3,245,000	3.63%, 10/01/2029(3)	2,380,045
1,945,000	3.88%, 10/01/2031(3)	1,400,400
1,180,000	Group 1 Automotive, Inc. 4.00%, 08/15/2028(3)	1,055,404
	Home Depot, Inc.
2,315,000	4.50%, 12/06/2048	2,396,740
5,215,000	5.88%, 12/16/2036	6,314,382
1,780,000	KFC Holding Co. / Pizza Hut Holdings LLC / Taco Bell of America LLC 4.75%, 06/01/2027(3)	1,776,164
8,073,000	LBM Acquisition LLC 6.25%, 01/15/2029(3)	6,095,115
735,000	Lithia Motors, Inc. 4.63%, 12/15/2027(3)	695,162

16

The Hartford Balanced Income Fund
Schedule of Investments – (continued)
July 31, 2022  (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 44.1% - (continued)
	Retail - 0.7% - (continued)
	Lowe's Cos., Inc.
$ 6,275,000	2.80%, 09/15/2041	$ 4,835,534
3,930,000	3.75%, 04/01/2032	3,820,695
	McDonald's Corp.
4,073,000	3.63%, 09/01/2049	3,577,541
3,615,000	4.60%, 05/26/2045	3,627,383
5,000,000	6.30%, 10/15/2037	6,031,277
746,000	6.30%, 03/01/2038	888,457
6,275,000	Michaels Cos., Inc. 5.25%, 05/01/2028(3)	5,234,040
3,575,000	O'Reilly Automotive, Inc. 4.70%, 06/15/2032	3,685,761
	PetSmart, Inc.
7,240,000	4.75%, 02/15/2028(3)	6,861,710
1,825,000	7.75%, 02/15/2029(3)	1,756,964
6,468,000	Specialty Building Products Holdings LLC 6.38%, 09/30/2026(3)	5,756,520
1,915,000	SRS Distribution, Inc. 4.63%, 07/01/2028(3)	1,790,334
8,890,000	Staples, Inc. 7.50%, 04/15/2026(3)	7,837,068
4,890,000	Walmart, Inc. 2.50%, 09/22/2041	4,028,954
1,865,000	Yum! Brands, Inc. 4.75%, 01/15/2030(3)	1,813,526
		104,026,097
	Semiconductors - 1.1%
	Broadcom, Inc.
24,324,000	3.14%, 11/15/2035(3)	19,660,517
7,971,000	3.42%, 04/15/2033(3)	6,886,750
5,255,000	3.50%, 02/15/2041(3)	4,207,058
490,000	4.11%, 09/15/2028	479,525
10,362,000	4.93%, 05/15/2037(3)	9,843,308
1,400,000	Entegris, Inc. 4.38%, 04/15/2028(3)	1,320,088
7,500,000	Intel Corp. 2.80%, 08/12/2041	5,966,108
	Marvell Technology, Inc.
23,675,000	1.65%, 04/15/2026	21,718,516
10,375,000	2.45%, 04/15/2028	9,251,753
	Microchip Technology, Inc.
15,455,000	0.97%, 02/15/2024	14,738,838
17,755,000	2.67%, 09/01/2023	17,504,751
	Micron Technology, Inc.
8,695,000	2.70%, 04/15/2032	7,203,685
2,100,000	5.33%, 02/06/2029	2,154,712
	NVIDIA Corp.
4,740,000	3.50%, 04/01/2050	4,285,677
1,180,000	3.70%, 04/01/2060	1,072,857
	NXP B.V. / NXP Funding LLC
7,760,000	2.65%, 02/15/2032	6,522,624
14,163,000	4.88%, 03/01/2024	14,349,469
	Qorvo, Inc.
2,415,000	3.38%, 04/01/2031(3)	1,984,913
1,050,000	4.38%, 10/15/2029	981,572
	QUALCOMM, Inc.
3,245,000	4.50%, 05/20/2052	3,369,602
3,676,000	4.80%, 05/20/2045	3,953,526
1,475,000	Sensata Technologies B.V. 5.63%, 11/01/2024(3)	1,487,975
630,000	SK Hynix, Inc. 2.38%, 01/19/2031(2)	500,216
2,285,000	Skyworks Solutions, Inc. 1.80%, 06/01/2026	2,071,491
		161,515,531
	Software - 1.4%
3,950,000	Black Knight InfoServ LLC 3.63%, 09/01/2028(3)	3,643,875
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 44.1% - (continued)
	Software - 1.4% - (continued)
$ 4,164,000	Dun & Bradstreet Corp. 5.00%, 12/15/2029(3)	$ 3,881,348
	Fair Isaac Corp.
2,141,000	4.00%, 06/15/2028(3)	1,997,174
1,625,000	5.25%, 05/15/2026(3)	1,652,836
	Fiserv, Inc.
13,810,000	2.25%, 06/01/2027	12,722,116
11,730,000	3.20%, 07/01/2026	11,412,220
	Microsoft Corp.
13,045,000	2.53%, 06/01/2050	10,320,529
22,115,000	2.92%, 03/17/2052	18,692,959
895,000	3.45%, 08/08/2036	893,371
10,000,000	3.75%, 02/12/2045	9,699,468
5,070,000	Minerva Merger Sub, Inc. 6.50%, 02/15/2030(3)(4)	4,588,350
	MSCI, Inc.
2,050,000	3.63%, 09/01/2030(3)	1,871,650
565,000	3.88%, 02/15/2031(3)	514,212
1,375,000	4.00%, 11/15/2029(3)	1,295,553
	Open Text Corp.
2,960,000	3.88%, 02/15/2028(3)	2,727,169
2,710,000	3.88%, 12/01/2029(3)	2,439,393
	Open Text Holdings, Inc.
1,625,000	4.13%, 02/15/2030(3)	1,501,817
930,000	4.13%, 12/01/2031(3)	827,576
	Oracle Corp.
8,410,000	2.30%, 03/25/2028	7,543,861
6,000,000	2.65%, 07/15/2026	5,675,979
18,317,000	3.60%, 04/01/2040	14,298,140
12,319,000	3.60%, 04/01/2050	9,053,213
2,100,000	3.85%, 07/15/2036	1,772,174
8,610,000	3.85%, 04/01/2060	6,198,045
14,500,000	3.90%, 05/15/2035	12,498,225
14,311,000	3.95%, 03/25/2051	11,163,610
2,860,000	4.00%, 07/15/2046	2,232,401
5,130,000	4.00%, 11/15/2047	4,010,682
1,055,000	4.10%, 03/25/2061	796,180
205,000	4.13%, 05/15/2045	165,346
4,300,000	6.50%, 04/15/2038	4,580,706
	PTC, Inc.
3,310,000	3.63%, 02/15/2025(3)	3,202,100
1,715,000	4.00%, 02/15/2028(3)	1,626,618
4,355,000	ROBLOX Corp. 3.88%, 05/01/2030(3)	3,813,863
6,060,000	S&P Global, Inc. 3.70%, 03/01/2052(3)	5,542,030
6,460,000	Salesforce, Inc. 2.70%, 07/15/2041	5,344,913
4,095,000	SS&C Technologies, Inc. 5.50%, 09/30/2027(3)	4,033,657
4,145,000	Workday, Inc. 3.50%, 04/01/2027	4,063,366
		198,296,725
	Telecommunications - 2.1%
	Altice France S.A.
2,825,000	5.13%, 07/15/2029(3)	2,417,776
660,000	5.50%, 01/15/2028(3)	580,252
1,015,000	5.50%, 10/15/2029(3)	876,239
4,075,000	8.13%, 02/01/2027(3)	4,023,940
525,000	America Movil S.A.B. de C.V. 5.38%, 04/04/2032(3)	497,611
	AT&T, Inc.
19,395,000	1.70%, 03/25/2026	18,100,946
39,013,000	2.55%, 12/01/2033	33,097,222
14,619,000	3.50%, 09/15/2053	11,680,245
9,502,000	3.55%, 09/15/2055	7,416,456
10,000,000	3.65%, 06/01/2051	8,229,801

17

The Hartford Balanced Income Fund
Schedule of Investments – (continued)
July 31, 2022  (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 44.1% - (continued)
	Telecommunications - 2.1% - (continued)
$ 17,067,000	3.65%, 09/15/2059	$ 13,383,774
13,720,000	3.80%, 12/01/2057	11,244,941
905,000	4.50%, 05/15/2035	898,265
1,750,000	Bharti Airtel Ltd. 3.25%, 06/03/2031(2)	1,510,817
	CT Trust
1,020,000	5.13%, 02/03/2032(3)	911,696
490,000	5.13%, 02/03/2032(2)	437,972
3,130,000	Embarq Corp. 8.00%, 06/01/2036	2,574,503
	Empresa Nacional de Telecomunicaciones S.A.
1,158,000	3.05%, 09/14/2032(2)	940,875
1,040,000	3.05%, 09/14/2032(3)	845,000
	Frontier Communications Holdings LLC
3,980,000	5.00%, 05/01/2028(3)	3,740,165
2,345,000	5.88%, 10/15/2027(3)	2,310,153
2,103,208	5.88%, 11/01/2029	1,766,695
875,000	6.00%, 01/15/2030(3)	735,061
2,985,000	6.75%, 05/01/2029(3)	2,655,546
	Iliad Holding SAS
1,110,000	6.50%, 10/15/2026(3)	1,065,434
730,000	7.00%, 10/15/2028(3)	700,694
EUR 2,775,000	Kaixo Bondco Telecom S.A. 5.13%, 09/30/2029(3)	2,448,226
	Lorca Telecom Bondco S.A.
3,575,000	4.00%, 09/18/2027(3)	3,334,746
975,000	4.00%, 09/18/2027(2)	909,476
	Millicom International Cellular S.A.
$ 370,000	4.50%, 04/27/2031(2)	302,572
295,000	4.50%, 04/27/2031(3)(4)	241,240
643,500	5.13%, 01/15/2028(2)	591,119
603,000	6.25%, 03/25/2029(3)	571,670
16,425,000	NTT Finance Corp. 1.16%, 04/03/2026(3)	15,021,902
	Ooredoo International Finance Ltd.
1,290,000	2.63%, 04/08/2031(3)	1,160,422
400,000	2.63%, 04/08/2031(2)	359,821
	Rogers Communications, Inc.
5,500,000	3.80%, 03/15/2032(3)	5,333,655
3,385,000	4.50%, 03/15/2042(3)	3,215,788
	Sprint Corp.
3,253,000	7.13%, 06/15/2024	3,402,703
1,725,000	7.88%, 09/15/2023	1,787,074
2,555,000	Sprint Spectrum Co. LLC / Sprint Spectrum Co. II LLC / Sprint Spectrum Co. III LLC 5.15%, 09/20/2029(3)	2,584,031
585,000	Telecom Italia Capital S.A. 7.20%, 07/18/2036	485,187
570,000	Telecom Italia S.p.A. 5.30%, 05/30/2024(3)	554,183
500,000	Telefonica Celular del Paraguay S.A. 5.88%, 04/15/2027(3)	476,440
10,820,000	Telefonica Emisiones S.A. 5.21%, 03/08/2047	9,864,051
	T-Mobile USA, Inc.
2,160,000	2.05%, 02/15/2028	1,928,398
5,250,000	2.25%, 02/15/2026	4,902,188
3,175,000	2.63%, 04/15/2026	2,992,438
14,405,000	2.70%, 03/15/2032	12,586,788
10,610,000	3.40%, 10/15/2052	8,252,239
13,135,000	4.38%, 04/15/2040	12,312,746
570,000	Total Play Telecomunicaciones S.A. de C.V. 6.38%, 09/20/2028(2)	446,470
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 44.1% - (continued)
	Telecommunications - 2.1% - (continued)
$ 1,080,000	Tower Bersama Infrastructure Tbk PT 2.75%, 01/20/2026(2)	$ 959,687
	VEON Holdings B.V.
1,120,000	3.38%, 11/25/2027(3)	502,460
860,000	3.38%, 11/25/2027(2)	392,796
725,000	4.00%, 04/09/2025(2)	468,183
	Verizon Communications, Inc.
4,515,000	1.75%, 01/20/2031	3,783,239
10,000,000	2.10%, 03/22/2028	9,141,853
11,910,000	2.36%, 03/15/2032	10,305,182
2,660,000	2.85%, 09/03/2041	2,105,725
10,683,000	2.99%, 10/30/2056	7,836,734
13,220,000	3.40%, 03/22/2041	11,349,994
1,390,000	3.85%, 11/01/2042	1,249,600
520,000	4.00%, 03/22/2050	470,965
9,585,000	4.13%, 08/15/2046	8,915,075
4,790,000	4.81%, 03/15/2039	4,921,916
	Vodafone Group plc
7,585,000	5.13%, 06/04/2081, (5.13% fixed rate until 12/04/2050; 5 year USD CMT + 3.073% thereafter)(5)	5,770,971
6,355,000	5.25%, 05/30/2048	6,427,211
	VTR Comunicaciones S.p.A.
2,365,000	5.13%, 01/15/2028(2)	1,730,564
1,049,000	5.13%, 01/15/2028(3)	767,595
1,670,000	Zayo Group Holdings, Inc. 4.00%, 03/01/2027(3)	1,454,341
		307,261,743
	Toys/Games/Hobbies - 0.0%
	Mattel, Inc.
1,045,000	3.38%, 04/01/2026(3)	991,000
1,040,000	5.88%, 12/15/2027(3)	1,063,400
		2,054,400
	Transportation - 0.2%
8,215,000	Burlington Northern Santa Fe LLC 4.55%, 09/01/2044	8,404,991
4,125,000	Canadian Pacific Railway Co. 1.75%, 12/02/2026	3,832,983
1,660,000	First Student Bidco, Inc. 4.00%, 07/31/2029(3)	1,452,990
	Norfolk Southern Corp.
5,115,000	4.55%, 06/01/2053	5,133,903
3,734,000	4.65%, 01/15/2046	3,781,135
	Russian Railways Via RZD Capital plc
200,000	4.38%, 03/01/2024(2)(8)	10,000
675,000	5.70%, 04/05/2022(2)(8)	33,877
	Union Pacific Corp.
890,000	3.38%, 02/14/2042	787,391
1,630,000	3.50%, 02/14/2053	1,416,465
		24,853,735
	Trucking & Leasing - 0.2%
	Penske Truck Leasing Co. L.P. / PTL Finance Corp.
10,395,000	1.70%, 06/15/2026(3)	9,390,530
2,000,000	2.70%, 11/01/2024(3)	1,928,587
4,520,000	3.45%, 07/01/2024(3)	4,441,802
12,000,000	3.90%, 02/01/2024(3)	11,961,480
6,420,000	4.40%, 07/01/2027(3)	6,422,978
		34,145,377
	Water - 0.1%
	American Water Capital Corp.
2,190,000	2.30%, 06/01/2031	1,932,286

18

The Hartford Balanced Income Fund
Schedule of Investments – (continued)
July 31, 2022  (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 44.1% - (continued)
	Water - 0.1% - (continued)
$ 9,451,000	2.80%, 05/01/2030	$ 8,753,668
3,365,000	3.45%, 05/01/2050	2,826,833
6,860,000	4.45%, 06/01/2032	7,100,868
		20,613,655
	Total Corporate Bonds (cost $7,002,498,695)	$ 6,434,340,671
FOREIGN GOVERNMENT OBLIGATIONS - 3.3%
	Angola - 0.1%
	Angolan Government International Bond
4,655,000	8.00%, 11/26/2029(2)	$ 3,724,531
985,000	8.75%, 04/14/2032(3)	795,348
1,855,000	9.38%, 05/08/2048(2)	1,430,272
		5,950,151
	Argentina - 0.1%
	Argentine Republic Government International Bond
24,695,922	0.50%, 07/09/2030(9)	5,827,398
54,027,751	1.50%, 07/09/2035(9)	11,981,413
		17,808,811
	Armenia - 0.0%
365,000	Republic of Armenia International Bond 3.60%, 02/02/2031(3)(4)	253,456
	Azerbaijan - 0.1%
	Republic of Azerbaijan International Bond
2,490,000	3.50%, 09/01/2032(2)	2,134,805
1,315,000	4.75%, 03/18/2024(2)	1,319,944
	Southern Gas Corridor CJSC
1,394,000	6.88%, 03/24/2026(3)	1,460,499
4,495,000	6.88%, 03/24/2026(2)	4,709,430
		9,624,678
	Benin - 0.0%
	Benin Government International Bond
EUR 650,000	4.88%, 01/19/2032(2)	467,677
2,030,000	4.95%, 01/22/2035(3)	1,337,308
750,000	4.95%, 01/22/2035(2)	494,079
		2,299,064
	Bermuda - 0.0%
	Bermuda Government International Bond
$ 325,000	3.38%, 08/20/2050(3)	248,073
835,000	3.38%, 08/20/2050(2)	637,356
1,115,000	3.72%, 01/25/2027(2)	1,100,975
1,525,000	4.75%, 02/15/2029(3)	1,556,842
960,000	5.00%, 07/15/2032	996,657
		4,539,903
	Brazil - 0.1%
	Brazilian Government International Bond
4,000,000	4.75%, 01/14/2050	3,001,951
7,219,000	5.00%, 01/27/2045	5,728,319
		8,730,270
	Bulgaria - 0.0%
EUR 1,430,000	Bulgaria Government International Bond 1.38%, 09/23/2050(2)	931,872
	Chile - 0.1%
	Chile Government International Bond
$ 14,160,000	2.55%, 07/27/2033	12,023,941
Shares or Principal Amount		Market Value†
FOREIGN GOVERNMENT OBLIGATIONS - 3.3% - (continued)
	Chile - 0.1% - (continued)
$ 1,425,000	2.75%, 01/31/2027	$ 1,356,142
2,570,000	3.10%, 05/07/2041	2,028,496
1,125,000	4.00%, 01/31/2052	974,774
		16,383,353
	Colombia - 0.2%
	Colombia Government International Bond
7,160,000	3.00%, 01/30/2030	5,772,323
14,520,000	3.13%, 04/15/2031	11,454,693
3,790,000	3.25%, 04/22/2032	2,946,144
795,000	3.88%, 04/25/2027	725,899
7,140,000	4.13%, 02/22/2042	4,844,457
5,465,000	5.00%, 06/15/2045	3,970,109
2,855,000	5.20%, 05/15/2049	2,102,663
1,925,000	6.13%, 01/18/2041	1,613,114
		33,429,402
	Costa Rica - 0.0%
	Costa Rica Government International Bond
865,000	4.38%, 04/30/2025(2)	842,355
325,000	7.00%, 04/04/2044(2)	285,348
		1,127,703
	Croatia - 0.2%
	Croatia Government International Bond
EUR 12,125,000	1.13%, 06/19/2029(2)	11,267,474
650,000	1.13%, 03/04/2033(2)	557,375
8,150,000	1.50%, 06/17/2031(2)	7,477,126
3,950,000	1.75%, 03/04/2041(2)	3,169,573
		22,471,548
	Dominican Republic - 0.2%
	Dominican Republic International Bond
$ 890,000	4.50%, 01/30/2030(2)	768,520
791,000	4.88%, 09/23/2032(3)	665,208
7,160,000	4.88%, 09/23/2032(2)	6,021,352
695,000	5.50%, 01/27/2025(2)	693,117
3,765,000	5.50%, 02/22/2029(3)	3,490,157
4,610,000	5.50%, 02/22/2029(2)	4,273,472
5,060,000	5.88%, 01/30/2060(2)	3,834,298
355,000	6.00%, 07/19/2028(2)	342,340
5,945,000	6.00%, 02/22/2033(3)	5,390,946
1,680,000	6.00%, 02/22/2033(2)	1,523,430
2,688,000	6.40%, 06/05/2049(2)	2,203,364
		29,206,204
	Ecuador - 0.0%
	Ecuador Government International Bond
2,133,000	1.50%, 07/31/2040(2)(9)	877,688
6,270,543	2.50%, 07/31/2035(2)(9)	2,834,879
		3,712,567
	Egypt - 0.1%
	Egypt Government International Bond
EUR 240,000	5.63%, 04/16/2030(2)	143,942
250,000	5.63%, 04/16/2030(3)	149,940
$ 1,875,000	5.80%, 09/30/2027(2)	1,264,507
5,470,000	6.59%, 02/21/2028(2)	3,777,254
6,835,000	7.30%, 09/30/2033(2)	4,259,832
1,425,000	7.50%, 02/16/2061(3)	794,324
515,000	7.50%, 02/16/2061(2)	287,071
2,045,000	7.90%, 02/21/2048(2)	1,146,018
8,120,000	8.50%, 01/31/2047(2)	4,709,600
		16,532,488

19

The Hartford Balanced Income Fund
Schedule of Investments – (continued)
July 31, 2022  (Unaudited)

Shares or Principal Amount		Market Value†
FOREIGN GOVERNMENT OBLIGATIONS - 3.3% - (continued)
	Gabon - 0.1%
	Gabon Government International Bond
$ 750,000	6.63%, 02/06/2031(2)	$ 529,725
515,000	6.63%, 02/06/2031(3)	363,744
4,400,000	6.95%, 06/16/2025(2)	3,632,464
1,650,000	7.00%, 11/24/2031(3)	1,171,335
495,000	7.00%, 11/24/2031(2)	351,401
		6,048,669
	Hungary - 0.2%
	Hungary Government International Bond
EUR 510,000	1.63%, 04/28/2032(2)	418,404
325,000	1.75%, 06/05/2035(2)	245,600
$ 7,755,000	2.13%, 09/22/2031(2)	6,388,569
7,685,000	5.25%, 06/16/2029(3)	7,781,062
7,555,000	5.50%, 06/16/2034(3)	7,630,912
		22,464,547
	Indonesia - 0.1%
	Indonesia Government International Bond
EUR 460,000	1.10%, 03/12/2033	347,357
$ 2,095,000	1.85%, 03/12/2031	1,776,380
2,055,000	4.30%, 03/31/2052	1,912,900
6,140,000	4.63%, 04/15/2043(2)	5,831,356
5,244,000	5.13%, 01/15/2045(2)	5,260,501
		15,128,494
	Ivory Coast - 0.0%
	Ivory Coast Government International Bond
EUR 2,555,000	4.88%, 01/30/2032(2)	1,936,306
356,000	5.25%, 03/22/2030(3)	280,521
350,000	5.25%, 03/22/2030(2)	275,793
1,575,000	5.88%, 10/17/2031(2)	1,261,538
1,430,000	6.88%, 10/17/2040(2)	1,059,721
		4,813,879
	Mexico - 0.2%
	Mexico Government International Bond
955,000	2.13%, 10/25/2051	578,997
$ 200,000	4.35%, 01/15/2047	161,349
16,898,000	4.50%, 01/31/2050	13,887,098
2,432,000	4.60%, 01/23/2046	2,045,306
10,090,000	5.00%, 04/27/2051	8,825,498
		25,498,248
	Mongolia - 0.0%
1,191,000	Mongolia Government International Bond 5.63%, 05/01/2023(2)	1,167,180
	North Macedonia - 0.0%
	North Macedonia Government International Bond
EUR 1,480,000	1.63%, 03/10/2028(3)	1,190,276
1,455,000	1.63%, 03/10/2028(2)	1,170,170
2,045,000	3.68%, 06/03/2026(3)	1,917,659
825,000	3.68%, 06/03/2026(2)	773,628
		5,051,733
	Oman - 0.2%
	Oman Government International Bond
$ 760,000	4.75%, 06/15/2026(2)	742,277
5,005,000	4.88%, 02/01/2025(2)	4,966,451
2,210,000	5.38%, 03/08/2027(2)	2,178,088
3,675,000	5.63%, 01/17/2028(2)	3,659,572
12,190,000	6.25%, 01/25/2031(3)	12,129,050
4,250,000	6.25%, 01/25/2031(2)	4,228,750
Shares or Principal Amount		Market Value†
FOREIGN GOVERNMENT OBLIGATIONS - 3.3% - (continued)
	Oman - 0.2% - (continued)
$ 775,000	6.50%, 03/08/2047(2)	$ 668,885
2,660,000	6.75%, 01/17/2048(2)	2,354,260
400,000	7.00%, 01/25/2051(3)	360,531
3,630,000	7.00%, 01/25/2051(2)	3,271,821
		34,559,685
	Pakistan - 0.0%
1,135,000	Pakistan Government International Bond 6.88%, 12/05/2027(2)	578,850
	Panama - 0.1%
	Panama Government International Bond
835,000	2.25%, 09/29/2032	665,404
2,310,000	3.16%, 01/23/2030	2,085,471
2,243,000	4.30%, 04/29/2053	1,800,599
9,025,000	4.50%, 04/16/2050	7,449,980
1,990,000	4.50%, 04/01/2056	1,611,151
		13,612,605
	Peru - 0.2%
	Peruvian Government International Bond
17,230,000	2.78%, 01/23/2031	15,176,487
6,420,000	3.00%, 01/15/2034	5,497,508
751,000	7.35%, 07/21/2025	817,026
		21,491,021
	Philippines - 0.0%
	Philippine Government International Bond
1,115,000	3.23%, 03/29/2027	1,106,351
1,960,000	3.95%, 01/20/2040	1,819,964
2,430,000	4.20%, 03/29/2047	2,232,684
		5,158,999
	Qatar - 0.2%
	Qatar Government International Bond
600,000	3.40%, 04/16/2025(2)	601,740
13,270,000	4.40%, 04/16/2050(2)	13,526,748
5,765,000	4.82%, 03/14/2049(2)	6,157,504
750,000	5.10%, 04/23/2048(3)	830,634
		21,116,626
	Romania - 0.1%
	Romanian Government International Bond
EUR 1,165,000	1.38%, 12/02/2029(3)	897,541
1,470,000	1.38%, 12/02/2029(2)	1,132,519
680,000	1.75%, 07/13/2030(3)	517,770
2,880,000	2.00%, 01/28/2032(2)	2,141,086
445,000	2.00%, 01/28/2032(3)	330,828
2,005,000	2.00%, 04/14/2033(3)	1,432,701
2,855,000	2.00%, 04/14/2033(2)	2,040,080
$ 2,126,000	3.00%, 02/14/2031(2)	1,746,858
706,000	3.63%, 03/27/2032(2)	582,907
EUR 1,000	3.88%, 10/29/2035(2)	819
$ 3,116,000	5.25%, 11/25/2027(3)	3,080,633
886,000	6.00%, 05/25/2034(3)	857,012
150,000	6.00%, 05/25/2034(2)	145,092
		14,905,846
	Russia - 0.1%
22,400,000	Russian Foreign Bond - Eurobond 5.10%, 03/28/2035(2)(8)	10,976,000
	Saudi Arabia - 0.1%
	Saudi Government International Bond
2,290,000	3.25%, 11/17/2051(3)(4)	1,828,867

20

The Hartford Balanced Income Fund
Schedule of Investments – (continued)
July 31, 2022  (Unaudited)

Shares or Principal Amount		Market Value†
FOREIGN GOVERNMENT OBLIGATIONS - 3.3% - (continued)
	Saudi Arabia - 0.1% - (continued)
$ 10,770,000	3.25%, 11/17/2051(2)	$ 8,601,267
5,645,000	4.50%, 10/26/2046(2)	5,447,425
4,325,000	5.00%, 04/17/2049(2)	4,428,117
		20,305,676
	Serbia - 0.0%
	Serbia International Bond
EUR 1,635,000	1.00%, 09/23/2028(2)	1,280,125
511,000	3.13%, 05/15/2027(3)	473,018
2,472,000	3.13%, 05/15/2027(2)	2,288,257
		4,041,400
	South Africa - 0.1%
	Republic of South Africa Government International Bond
$ 4,395,000	4.30%, 10/12/2028	4,021,425
385,000	4.85%, 09/30/2029	352,863
9,775,000	5.75%, 09/30/2049	7,415,120
3,480,000	5.88%, 04/20/2032	3,232,050
400,000	7.30%, 04/20/2052	348,966
		15,370,424
	Sri Lanka - 0.0%
	Sri Lanka Government International Bond
200,000	5.75%, 04/18/2023(2)(8)	61,149
1,930,000	6.20%, 05/11/2027(2)(8)	578,814
200,000	6.35%, 06/28/2024(2)(8)	60,342
2,385,000	6.75%, 04/18/2028(2)(8)	714,055
4,253,000	7.55%, 03/28/2030(2)(8)	1,249,381
200,000	7.85%, 03/14/2029(2)(8)	59,411
		2,723,152
	Turkey - 0.2%
	Turkey Government International Bond
1,405,000	4.25%, 03/13/2025	1,215,303
1,450,000	4.75%, 01/26/2026	1,218,000
14,645,000	4.88%, 10/09/2026	11,971,409
16,120,000	5.13%, 02/17/2028	12,478,943
2,710,000	5.25%, 03/13/2030	1,955,894
2,125,000	5.88%, 06/26/2031	1,542,788
405,000	5.95%, 01/15/2031	297,675
1,395,000	6.00%, 03/25/2027	1,169,763
2,095,000	6.00%, 01/14/2041	1,342,023
		33,191,798
	Ukraine - 0.1%
	Ukraine Government International Bond
8,500,000	6.88%, 05/21/2029(3)	1,678,750
2,825,000	6.88%, 05/21/2029(2)	557,938
6,430,000	7.25%, 03/15/2033(3)	1,253,850
4,330,000	7.38%, 09/25/2032(2)	837,110
1,885,000	7.75%, 09/01/2022(2)	606,970
2,720,000	7.75%, 09/01/2024(2)	564,400
155,000	7.75%, 09/01/2026(3)	31,282
5,190,000	7.75%, 09/01/2026(2)	1,047,425
11,575,000	7.75%, 09/01/2027(2)	2,337,131
		8,914,856
	United Arab Emirates - 0.1%
	Abu Dhabi Government International Bond
505,000	2.70%, 09/02/2070(2)	367,387
1,200,000	3.00%, 09/15/2051(3)	972,991
5,600,000	3.00%, 09/15/2051(2)	4,540,626
755,000	3.13%, 09/30/2049(2)	628,160
430,000	4.13%, 10/11/2047(2)	422,647
Shares or Principal Amount		Market Value†
FOREIGN GOVERNMENT OBLIGATIONS - 3.3% - (continued)
	United Arab Emirates - 0.1% - (continued)
$ 4,300,000	Emirate of Dubai Government International Bonds 3.90%, 09/09/2050(2)	$ 3,127,132
	UAE International Government Bond
2,040,000	4.05%, 07/07/2032(3)(4)	2,121,327
2,820,000	4.95%, 07/07/2052(3)	3,060,095
		15,240,365
	Venezuela - 0.0%
	Venezuela Government International Bond
1,015,000	7.00%, 12/01/2018(2)(8)	81,200
3,170,000	7.00%, 03/31/2038(2)(8)	277,375
340,000	7.65%, 04/21/2025(2)(8)	30,175
4,765,000	7.75%, 10/13/2019(2)(8)	405,025
11,937,200	9.00%, 05/07/2023(2)(8)	1,029,584
		1,823,359
	Total Foreign Government Obligations (cost $613,154,097)	$ 477,184,882
MUNICIPAL BONDS - 0.1%
	Higher Education - 0.1%
12,000,000	Rutgers The State University of New Jersey Rev 3.92%, 05/01/2119	$ 9,551,491
5,660,000	University of California, CA, Rev 1.32%, 05/15/2027	5,155,937
		14,707,428
	Transportation - 0.0%
5,015,000	New York State Thruway Auth Rev 2.90%, 01/01/2035	4,516,308
1,510,000	Port Auth of New York & New Jersey Rev 4.46%, 10/01/2062	1,520,253
		6,036,561
	Total Municipal Bonds (cost $24,458,271)	$ 20,743,989
SENIOR FLOATING RATE INTERESTS - 0.2%(10)
	Auto Parts & Equipment - 0.0%
1,348,107	Clarios Global L.P. 5.62%, 04/30/2026, 1 mo. USD LIBOR + 3.250%	$ 1,294,910
	Commercial Services - 0.0%
1,945,225	PECF USS Intermediate Holding III Corp. 6.62%, 12/15/2028, 1 mo. USD LIBOR + 4.250%	1,775,018
	Engineering & Construction - 0.0%
2,731,275	Ascend Learning LLC 5.87%, 12/11/2028, 1 mo. USD LIBOR + 3.500%	2,580,208
	Entertainment - 0.0%
	Crown Finance U.S., Inc.
4,279,250	4.00%, 02/28/2025, 1 mo. USD LIBOR + 2.500%	2,727,594
255,397	10.08%, 02/28/2025, 1 mo. USD LIBOR + 8.250%	266,251
		2,993,845
	Insurance - 0.1%
2,709,470	Asurion LLC 5.37%, 11/03/2024, 1 mo. USD LIBOR + 3.000%	2,610,114

21

The Hartford Balanced Income Fund
Schedule of Investments – (continued)
July 31, 2022  (Unaudited)

Shares or Principal Amount		Market Value†
SENIOR FLOATING RATE INTERESTS - 0.2%(10) - (continued)
	Insurance - 0.1% - (continued)
	Hub International Ltd.
$ 2,905,194	5.77%, 04/25/2025, 1 mo. USD LIBOR + 3.000%	$ 2,828,090
511,108	5.98%, 04/25/2025, 1 mo. USD LIBOR + 3.250%	499,292
		5,937,496
	Oil & Gas - 0.0%
810,925	Southwestern Energy Co. 4.70%, 06/22/2027, 1 mo. USD SOFR + 2.500%	799,775
	Packaging & Containers - 0.0%
2,400,000	Clydesdale Acquisition Holdings, Inc. 6.60%, 04/13/2029, 1 mo. USD LIBOR + 4.250%	2,301,000
	Pharmaceuticals - 0.0%
618,450	Owens & Minor, Inc. 6.18%, 03/29/2029, 1 mo. USD LIBOR + 3.750%	615,358
	Retail - 0.0%
860,675	SRS Distribution, Inc. 6.18%, 06/02/2028, 1 mo. USD SOFR + 3.500%	818,536
	Software - 0.1%
	Athenahealth, Inc.
248,551	3.50%, 02/15/2029, 1 mo. USD SOFR + 3.500%(11)	236,434
1,466,449	5.65%, 02/15/2029, 1 mo. USD SOFR + 3.500%	1,394,960
3,112,345	Dun & Bradstreet Corp. 5.55%, 02/06/2026, 1 mo. USD LIBOR + 3.250%	3,024,172
3,680,000	McAfee LLC 5.70%, 03/01/2029, 3 mo. USD LIBOR + 4.000%	3,506,745
		8,162,311
	Total Senior Floating Rate Interests (cost $29,225,791)	$ 27,278,457
U.S. GOVERNMENT SECURITIES - 1.9%
	U.S. Treasury Securities - 1.9%
	U.S. Treasury Bonds - 0.7%
4,055,000	1.13%, 08/15/2040(12)	$ 2,904,552
14,140,000	1.75%, 08/15/2041	11,146,849
3,000,000	1.88%, 11/15/2051	2,339,062
40,400,000	2.38%, 02/15/2042	35,488,875
4,640,000	2.88%, 05/15/2052	4,546,475
24,320,000	3.25%, 05/15/2042	24,563,200
5,890,000	4.25%, 11/15/2040(12)	6,908,096
5,800,000	4.38%, 02/15/2038(13)	7,024,117
		94,921,226
	U.S. Treasury Notes - 1.2%
136,000,000	0.25%, 06/30/2025(12)(13)	126,198,438
20,160,000	0.25%, 09/30/2025	18,593,663
25,000,000	2.75%, 04/30/2027	25,037,109
6,130,000	6.25%, 05/15/2030(12)(13)	7,673,515
		177,502,725
	Total U.S. Government Securities (cost $275,954,026)	$ 272,423,951
Shares or Principal Amount		Market Value†
COMMON STOCKS - 46.4%
	Banks - 3.2%
1,045,744	JP Morgan Chase & Co.	$ 120,637,028
598,133	M&T Bank Corp.	106,138,701
406,832	PNC Financial Services Group, Inc.	67,509,702
775,673	Royal Bank of Canada	75,631,979
2,015,493	Truist Financial Corp.	101,721,932
		471,639,342
	Capital Goods - 5.1%
695,613	Eaton Corp. plc	103,222,013
541,733	General Dynamics Corp.	122,794,619
480,339	Honeywell International, Inc.	92,446,044
552,329	Hubbell, Inc.	120,971,098
2,064,009	Johnson Controls International plc	111,270,725
351,407	L3Harris Technologies, Inc.	84,327,138
714,489	Raytheon Technologies Corp.	66,597,520
319,900	Siemens AG	35,682,913
		737,312,070
	Consumer Services - 0.8%
561,326	Darden Restaurants, Inc.	69,879,474
473,653	Starbucks Corp.	40,156,301
		110,035,775
	Diversified Financials - 3.3%
1,718,157	Ares Management Corp. Class A	123,105,949
106,988	BlackRock, Inc.	71,594,230
693,733	Blackstone, Inc. Class A	70,809,327
1,354,369	Equitable Holdings, Inc.	38,504,711
2,124,852	Morgan Stanley	179,125,023
		483,139,240
	Energy - 3.4%
1,769,024	ConocoPhillips	172,356,008
3,974,032	Coterra Energy, Inc.	121,565,639
570,209	EOG Resources, Inc.	63,418,645
3,816	Foresight Energy LLC*	64,872
452,941	Phillips 66	40,311,749
1,829,815	TC Energy Corp.	97,552,981
		495,269,894
	Food & Staples Retailing - 0.4%
621,005	Sysco Corp.	52,723,324
	Food, Beverage & Tobacco - 2.6%
870,324	Archer-Daniels-Midland Co.	72,036,717
965,141	Kellogg Co.	71,343,223
1,674,442	Mondelez International, Inc. Class A	107,231,266
1,336,943	Philip Morris International, Inc.	129,884,012
		380,495,218
	Health Care Equipment & Services - 1.9%
1,230,262	CVS Health Corp.	117,711,468
1,642,450	Koninklijke Philips N.V. ADR	34,064,413
1,282,558	Medtronic plc	118,662,266
		270,438,147
	Household & Personal Products - 1.9%
566,752	Kimberly-Clark Corp.	74,692,246
671,642	Procter & Gamble Co.	93,297,790
2,249,266	Unilever plc ADR	109,449,284
		277,439,320
	Insurance - 1.9%
544,705	Chubb Ltd.	102,753,151
2,447,586	MetLife, Inc.	154,809,815
175,581	Progressive Corp.	20,202,350
		277,765,316

22

The Hartford Balanced Income Fund
Schedule of Investments – (continued)
July 31, 2022  (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 46.4% - (continued)
	Materials - 1.7%
1,102,747	LyondellBasell Industries N.V. Class A	$ 98,276,812
858,076	PPG Industries, Inc.	110,940,646
739,428	Rio Tinto plc ADR(4)	45,127,291
		254,344,749
	Media & Entertainment - 0.8%
3,090,273	Comcast Corp. Class A	115,947,043
	Pharmaceuticals, Biotechnology & Life Sciences - 5.5%
1,533,983	AstraZeneca plc ADR	101,595,694
157,994	Eli Lilly & Co.	52,089,042
1,291,663	Johnson & Johnson	225,421,027
2,144,497	Merck & Co., Inc.	191,589,362
4,704,394	Pfizer, Inc.	237,618,941
		808,314,066
	Real Estate - 2.0%
643,571	Crown Castle International Corp. REIT	116,267,537
2,177,589	Gaming and Leisure Properties, Inc. REIT	113,212,852
798,879	Welltower, Inc. REIT	68,975,213
		298,455,602
	Retailing - 1.7%
503,048	Home Depot, Inc.	151,387,265
1,537,795	TJX Cos., Inc.	94,051,542
		245,438,807
	Semiconductors & Semiconductor Equipment - 2.9%
701,744	Analog Devices, Inc.	120,671,898
125,198	Broadcom, Inc.	67,041,025
406,509	NXP Semiconductors N.V.	74,748,875
482,041	QUALCOMM, Inc.	69,924,868
462,660	Texas Instruments, Inc.	82,765,247
		415,151,913
	Software & Services - 0.3%
363,788	Fidelity National Information Services, Inc.	37,164,582
	Technology Hardware & Equipment - 1.8%
3,659,258	Cisco Systems, Inc.	166,020,536
2,747,883	Corning, Inc.	101,012,179
		267,032,715
	Telecommunication Services - 0.4%
70,071	Frontier Communications Parent, Inc.*	1,815,540
1,318,719	Verizon Communications, Inc.	60,911,630
		62,727,170
	Transportation - 0.6%
725,381	Canadian National Railway Co.	91,896,888
	Utilities - 4.2%
992,419	American Electric Power Co., Inc.	97,812,817
814,169	Dominion Energy, Inc.	66,745,575
283,362	DTE Energy Co.	36,922,069
820,475	Duke Energy Corp.	90,194,817
2,743,591	Exelon Corp.	127,549,545
903,950	NextEra Energy, Inc.	76,374,735
698,545	Sempra Energy	115,818,761
		611,418,319
	Total Common Stocks (cost $5,376,425,888)	$ 6,764,149,500
Shares or Principal Amount			Market Value†
ESCROWS - 0.2%(14)
	Media & Entertainment - 0.0%
3,800,000	Scripps Escrow, Inc. Expires 07/15/2027*(3)		$ 3,640,362
	Pharmaceuticals, Biotechnology & Life Sciences - 0.0%
1,030,000	Grifols Escrow Issuer S.A. Expires 10/15/2028*(3)		912,858
	Semiconductors & Semiconductor Equipment - 0.2%
25,310,000	Entegris Escrow Corp. Expires 04/15/2029*(3)		24,368,974
	Total Escrows (cost $29,803,559)		$ 28,922,194
PREFERRED STOCKS - 0.2%
	Banks - 0.1%
770,000	Bank of America Corp., 4.13%(4)(6)		$ 15,369,200
	Diversified Financials - 0.1%
900,000	Charles Schwab Corp., 4.45%(4)(6)		20,124,000
	Total Preferred Stocks (cost $41,750,000)		$ 35,493,200
	Total Long-Term Investments (Cost $13,402,352,120)		$ 14,069,096,973
SHORT-TERM INVESTMENTS - 2.8%
	Repurchase Agreements - 2.2%
$ 321,421,480	Fixed Income Clearing Corp. Repurchase Agreement dated 07/29/2022 at 2.230%, due on 08/01/2022 with a maturity value of $321,481,211; collateralized by U.S. Treasury Bond at 1.625%, maturing 11/15/2050, with a market value of $327,849,952		$ 321,421,480
	Securities Lending Collateral - 0.6%
42,233,157	Goldman Sachs Financial Square Funds, Government Fund, Institutional Class, 2.06%(15)		42,233,157
29,898,753	HSBC US Government Money Market Fund, 2.18%(15)		29,898,753
13,711,694	Invesco Government & Agency Portfolio, Institutional Class, 2.12%(15)		13,711,694
			85,843,604
	Total Short-Term Investments (cost $407,265,084)		$ 407,265,084
	Total Investments (cost $13,809,617,204)	99.3%	$ 14,476,362,057
	Other Assets and Liabilities	0.7%	101,124,352
	Total Net Assets	100.0%	$ 14,577,486,409
Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.
Prices of foreign equities that are principally traded on certain foreign markets will generally be adjusted daily pursuant to a fair value pricing service approved by the Board of Directors in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.

23

The Hartford Balanced Income Fund
Schedule of Investments – (continued)
July 31, 2022  (Unaudited)

The Fund may refer to any one or more of the industry classifications used by one or more widely recognized market indices, ratings group and/or as defined by Fund management. Industry classifications may not be identical across all security types.
Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.
For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
See “Glossary” for abbreviation descriptions.
*	Non-income producing.
(1)	Security is a zero-coupon bond.
(2)	Security is exempt from registration under Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At July 31, 2022, the aggregate value of these securities was $332,448,153, representing 2.3% of net assets.
(3)	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions that are exempt from registration (typically only to qualified institutional buyers) or in a public offering registered under the Securities Act of 1933. At July 31, 2022, the aggregate value of these securities was $1,808,432,172, representing 12.4% of net assets.
(4)	Represents entire or partial securities on loan.
(5)	Fixed to variable rate investment. The rate shown reflects the fixed rate in effect at July 31, 2022. Rate will reset at a future date. Base lending rates may be subject to a floor or cap.
(6)	Perpetual maturity security. Maturity date shown is the next call date or final legal maturity date, whichever comes first.
(7)	Variable rate security; the rate reported is the coupon rate in effect at July 31, 2022. Base lending rates may be subject to a floor or cap.
(8)	Non-income producing. For long-term debt securities, items identified are in default as to payment of interest and/or principal.
(9)	Security is a “step-up” bond where coupon increases or steps up at a predetermined date. Rate shown is current coupon rate.
(10)	Senior floating rate interests generally pay interest rates which are periodically adjusted by reference to a base short-term, floating lending rate plus a premium. The base lending rates are primarily the LIBOR, and secondarily the prime rate offered by one or more major United States banks (the "Prime Rate") and the certificate of deposit rate or other base lending rates used by commercial lenders. Senior floating rate interests often require prepayments from excess cash flows or permit the borrower to repay at its election. The rate at which the borrower repays cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. Base lending rates may be subject to a floor or cap. Unless otherwise noted, the interest rate disclosed for these securities represents the rate in effect as of July 31, 2022.
(11)	This security, or a portion of this security, has unfunded loan commitments. As of July 31, 2022, the aggregate value of the unfunded commitment was $236,434, which represents 0.0% of total net assets.
(12)	All, or a portion of the security, was pledged as collateral in connection with futures contracts. As of July 31, 2022, the market value of securities pledged was $14,849,671.
(13)	All, or a portion of the security, was pledged as collateral in connection with centrally cleared swap contracts. As of July 31, 2022, the market value of securities pledged was $18,314,657.
(14)	Share amount represents shares of the issuer previously held that resulted in receipt of the escrow.
(15)	Current yield as of period end.

Futures Contracts Outstanding at July 31, 2022
Description	Number of Contracts	Expiration Date	Current Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Long position contracts:
Euro-Schatz Future	1	09/08/2022	$ 112,563	$ 822
U.S. Treasury 2-Year Note Future	858	09/30/2022	180,575,485	120,966
U.S. Treasury 5-Year Note Future	4,099	09/30/2022	466,165,182	3,274,948
U.S. Treasury Long Bond Future	599	09/21/2022	86,256,000	2,246,362
U.S. Treasury Ultra Bond Future	1,314	09/21/2022	208,022,625	2,437,542
Total				$ 8,080,640
Short position contracts:
Euro BUXL 30-Year Bond Future	25	09/08/2022	$ 4,747,421	$ (365,127)
Euro-BOBL Future	136	09/08/2022	17,773,771	(456,998)
Euro-BUND Future	134	09/08/2022	21,589,533	(877,950)
U.S. Treasury 10-Year Note Future	4,252	09/21/2022	515,089,937	(5,538,195)
U.S. Treasury 10-Year Ultra Future	1,165	09/21/2022	152,906,250	(5,394,598)
Total				$ (12,632,868)
Total futures contracts				$ (4,552,228)

24

The Hartford Balanced Income Fund
Schedule of Investments – (continued)
July 31, 2022  (Unaudited)

Centrally Cleared Credit Default Swap Contracts Outstanding at July 31, 2022
Reference Entity	Notional Amount(1)		(Pay)/Receive Fixed Rate	Expiration Date	Periodic Payment Frequency	Cost Basis	Value†	Unrealized Appreciation/ (Depreciation)
Credit default swaps on indices:
Buy protection:
CDX.EM.37.V1	USD	28,075,000	(1.00%)	06/20/2027	Quarterly	$ 1,546,041	$ 2,617,132	$ 1,071,091
Sell protection:
CDX.NA.HY.33.V12	USD	64,385,200	5.00%	12/20/2024	Quarterly	$ 871,719	$ 2,470,391	$ 1,598,672
CDX.NA.HY.38.V2	USD	66,825,000	5.00%	06/20/2027	Quarterly	(1,072,965)	1,165,647	2,238,612
CDX.NA.IG.35.V1	USD	148,065,000	1.00%	12/20/2025	Quarterly	2,273,914	2,079,379	(194,535)
CDX.NA.IGS.38.V1	USD	159,660,000	1.00%	06/20/2027	Quarterly	1,311,698	1,605,614	293,916
Total						$ 3,384,366	$ 7,321,031	$ 3,936,665
Credit default swaps on single-name issues:
Sell protection:
Republic of Turkey (B+)	USD	6,290,000	1.00%	06/20/2027	Quarterly	$ (1,177,199)	$ (1,624,829)	$ (447,630)
Total						$ (1,177,199)	$ (1,624,829)	$ (447,630)
Total centrally cleared credit default swap contracts						$ 3,753,208	$ 8,313,334	$ 4,560,126

(1)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

Foreign Currency Contracts Outstanding at July 31, 2022
Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Counterparty	Settlement Date	Appreciation/ (Depreciation)
1,193,000	EUR	1,206,843	USD	SCB	09/21/2022	$ 16,961
291,000	EUR	296,375	USD	BOA	09/21/2022	2,139
450,000	EUR	460,787	USD	RBC	09/21/2022	832
65,000	EUR	66,768	USD	WEST	09/21/2022	(89)
1,149,000	EUR	1,180,822	USD	RBS	09/21/2022	(2,155)
386,000	EUR	399,313	USD	MSC	09/21/2022	(3,346)
1,945,000	EUR	2,010,771	USD	JPM	09/21/2022	(15,549)
1,454,000	EUR	1,529,568	USD	BNP	09/21/2022	(38,025)
6,293,000	EUR	6,519,464	USD	SSG	09/21/2022	(63,974)
2,341,000	EUR	2,469,646	USD	GSC	09/21/2022	(68,199)
3,031,000	EUR	3,177,880	USD	BCLY	09/21/2022	(68,618)
21,710,621	USD	21,235,000	EUR	DEUT	08/31/2022	(38,960)
65,274,491	USD	60,699,000	EUR	BNP	09/21/2022	3,008,203
2,774,049	USD	2,634,000	EUR	UBS	09/21/2022	72,037
343,548	USD	319,000	EUR	MSC	09/21/2022	16,311
1,213,166	USD	1,177,000	EUR	DEUT	09/21/2022	5,775
332,849	USD	326,000	EUR	JPM	09/21/2022	(1,569)
1,789,816	USD	1,755,000	EUR	BCLY	09/21/2022	(10,499)
19,280	USD	16,000	GBP	TDB	08/31/2022	(219)
Total foreign currency contracts						$ 2,811,056
† For information regarding the Fund’s significant accounting policies, please refer to the Fund’s most recent shareholder report.
25

The Hartford Balanced Income Fund
Schedule of Investments – (continued)
July 31, 2022  (Unaudited)

Fair Value Summary
The following is a summary of the fair valuations according to the inputs used as of July 31, 2022 in valuing the Fund’s investments.
Description	Total	Level 1	Level 2	Level 3(1)
Assets
Convertible Bonds	$ 8,560,129	$ —	$ 8,560,129	$ —
Corporate Bonds	6,434,340,671	—	6,434,340,671	—
Foreign Government Obligations	477,184,882	—	477,184,882	—
Municipal Bonds	20,743,989	—	20,743,989	—
Senior Floating Rate Interests	27,278,457	—	27,278,457	—
U.S. Government Securities	272,423,951	—	272,423,951	—
Common Stocks
Banks	471,639,342	471,639,342	—	—
Capital Goods	737,312,070	701,629,157	35,682,913	—
Consumer Services	110,035,775	110,035,775	—	—
Diversified Financials	483,139,240	483,139,240	—	—
Energy	495,269,894	495,205,022	64,872	—
Food & Staples Retailing	52,723,324	52,723,324	—	—
Food, Beverage & Tobacco	380,495,218	380,495,218	—	—
Health Care Equipment & Services	270,438,147	270,438,147	—	—
Household & Personal Products	277,439,320	277,439,320	—	—
Insurance	277,765,316	277,765,316	—	—
Materials	254,344,749	254,344,749	—	—
Media & Entertainment	115,947,043	115,947,043	—	—
Pharmaceuticals, Biotechnology & Life Sciences	808,314,066	808,314,066	—	—
Real Estate	298,455,602	298,455,602	—	—
Retailing	245,438,807	245,438,807	—	—
Semiconductors & Semiconductor Equipment	415,151,913	415,151,913	—	—
Software & Services	37,164,582	37,164,582	—	—
Technology Hardware & Equipment	267,032,715	267,032,715	—	—
Telecommunication Services	62,727,170	62,727,170	—	—
Transportation	91,896,888	91,896,888	—	—
Utilities	611,418,319	611,418,319	—	—
Escrows	28,922,194	—	28,922,194	—
Preferred Stocks	35,493,200	35,493,200	—	—
Short-Term Investments	407,265,084	85,843,604	321,421,480	—
Foreign Currency Contracts(2)	3,173,141	—	3,173,141	—
Futures Contracts(2)	8,080,640	8,080,640	—	—
Swaps - Credit Default(2)	5,202,291	—	5,202,291	—
Total	$ 14,492,818,129	$ 6,857,819,159	$ 7,634,998,970	$ —
Liabilities
Foreign Currency Contracts(2)	$ (362,085)	$ —	$ (362,085)	$ —
Futures Contracts(2)	(12,632,868)	(12,632,868)	—	—
Swaps - Credit Default(2)	(642,165)	—	(642,165)	—
Total	$ (13,637,118)	$ (12,632,868)	$ (1,004,250)	$ —

(1)	For the period ended July 31, 2022, there were no transfers in and out of Level 3.
(2)	Derivative instruments (excluding purchased and written options, if applicable) are valued at the unrealized appreciation/(depreciation) on the investments.
26

Hartford AARP Balanced Retirement Fund
Schedule of Investments
July 31, 2022  (Unaudited)

Shares or Principal Amount		Market Value†
ASSET & COMMERCIAL MORTGAGE-BACKED SECURITIES - 13.1%
	Asset-Backed - Finance & Insurance - 2.0%
$ 250,000	Apidos CLO XL 3.83%, 07/15/2035, 3 mo. USD SOFR + 1.800%(1)(2)	$ 248,916
250,000	Bain Capital Credit CLO Ltd. 4.93%, 10/23/2034, 3 mo. USD LIBOR + 2.150%(1)(2)	231,924
250,000	Carlyle Global Market Strategies CLO Ltd. 4.54%, 04/17/2031, 3 mo. USD LIBOR + 1.800%(1)(2)	229,220
190,000	Cologix Data Centers US Issuer LLC 3.30%, 12/26/2051(1)	177,706
40,000	Hotwire Funding LLC 2.31%, 11/20/2051(1)	36,088
250,000	Octagon Investment Partners Ltd. 4.76%, 07/20/2030, 3 mo. USD LIBOR + 2.050%(1)(2)	235,873
250,000	OHA Loan Funding Ltd. 4.44%, 01/19/2037, 3 mo. USD LIBOR + 1.700%(1)(2)	238,027
250,000	Race Point CLO Ltd. 3.53%, 02/20/2030, 3 mo. USD LIBOR + 2.050%(1)(2)	234,319
60,000	VB-S1 Issuer LLC 3.16%, 02/15/2052(1)	58,492
		1,690,565
	Asset-Backed - Home Equity - 0.4%
	FirstKey Homes Trust
120,000	1.67%, 10/19/2037(1)	110,426
210,000	3.02%, 10/19/2037(1)	191,299
		301,725
	Commercial Mortgage-Backed Securities - 6.5%
45,000	Barclays Commercial Mortgage Trust 3.66%, 04/15/2055(3)	44,159
	Benchmark Mortgage Trust
922,814	0.51%, 07/15/2051(3)(4)	17,993
3,166,985	1.22%, 03/15/2062(3)(4)	180,918
99,686	1.79%, 07/15/2053(3)(4)	8,787
90,000	3.21%, 09/15/2053	73,791
98,000	3.79%, 04/15/2055(3)	96,900
225,000	3.97%, 04/10/2051	224,319
40,000	BFLD Trust 4.05%, 11/15/2028, 1 mo. USD LIBOR + 2.050%(1)(2)	39,505
	BX Commercial Mortgage Trust
153,000	3.45%, 10/15/2036, 1 mo. USD LIBOR + 1.450%(1)(2)	149,150
127,500	4.00%, 10/15/2036, 1 mo. USD LIBOR + 2.000%(1)(2)	123,009
	CD Mortgage Trust
2,752,527	0.97%, 02/10/2050(3)(4)	92,053
295,018	2.46%, 08/10/2049	278,665
359,978	Citigroup Commercial Mortgage Trust 3.46%, 09/15/2048	354,441
72,641	Citigroup Mortgage Loan Trust 3.23%, 11/25/2070(1)(5)	72,479
350,000	Commercial Mortgage Trust 3.76%, 08/10/2048	347,753
200,000	CSMC Trust 3.65%, 11/13/2039(1)(3)	169,297
1,578,371	DBGS Mortgage Trust 0.19%, 10/15/2051(3)(4)	14,807
	DBJPM Mortgage Trust
1,712,643	1.44%, 08/10/2049(3)(4)	77,592
1,846,951	1.71%, 09/15/2053(3)(4)	144,234
410,000	GS Mortgage Securities Corp. 4.11%, 07/10/2051(3)	410,422
350,000	GS Mortgage Securities Trust 3.44%, 11/10/2049(3)	341,353
175,000	HONO LULU Mortgage Trust 3.85%, 10/15/2036, 1 mo. USD LIBOR + 1.850%(1)(2)	166,830
210,000	Hudson Yards Mortgage Trust 3.44%, 07/10/2039(1)(3)	182,400
15,000	JP Morgan Chase Commercial Mortgage Securities Trust 2.81%, 01/16/2037(1)	14,278
2,766,872	JPMDB Commercial Mortgage Securities Trust 0.59%, 06/15/2051(3)(4)	58,033
Shares or Principal Amount		Market Value†
ASSET & COMMERCIAL MORTGAGE-BACKED SECURITIES - 13.1% - (continued)
	Commercial Mortgage-Backed Securities - 6.5% - (continued)
	Morgan Stanley Capital Trust
$ 925,166	0.82%, 07/15/2051(3)(4)	$ 31,519
274,237	1.33%, 06/15/2050(3)(4)	11,729
136,000	3.40%, 11/15/2034, 1 mo. USD LIBOR + 1.400%(1)(2)	134,625
255,000	One Market Plaza Trust 4.15%, 02/10/2032(1)	239,861
60,000	SG Commercial Mortgage Securities Trust 2.63%, 03/15/2037(1)	57,021
	SREIT Trust
220,000	3.02%, 07/15/2036, 1 mo. USD LIBOR + 1.026%(1)(2)	207,855
80,000	3.37%, 07/15/2036, 1 mo. USD LIBOR + 1.375%(1)(2)	74,781
	Wells Fargo Commercial Mortgage Trust
390,000	3.45%, 07/15/2050	382,073
15,000	4.15%, 05/15/2048(3)	13,531
	Wells Fargo N.A.
916,491	0.49%, 08/15/2061(3)(4)	18,975
2,917,974	0.90%, 05/15/2062(3)(4)	136,637
2,728,732	0.95%, 08/15/2061(3)(4)	143,202
2,649,204	1.23%, 03/15/2063(3)(4)	180,500
1,736,650	1.78%, 03/15/2063(3)(4)	187,255
65,000	2.34%, 03/15/2063	52,487
40,000	3.39%, 03/15/2064(3)	34,915
		5,590,134
	Other Asset-Backed Securities - 2.5%
	AMMC CLO Ltd.
250,000	3.13%, 05/26/2031, 3 mo. USD LIBOR + 1.600%(1)(2)	238,736
250,000	4.31%, 10/16/2028, 3 mo. USD LIBOR + 1.800%(1)(2)	245,471
	Domino's Pizza Master Issuer LLC
83,937	2.66%, 04/25/2051(1)	74,072
144,375	4.12%, 07/25/2048(1)	141,312
	Madison Park Funding Ltd.
250,000	4.38%, 04/15/2035, 3 mo. USD SOFR + 1.900%(1)(2)	236,964
250,000	4.48%, 01/23/2031, 3 mo. USD LIBOR + 1.700%(1)(2)	239,558
250,000	Niagara Park Clo Ltd. 4.34%, 07/17/2032, 3 mo. USD LIBOR + 1.600%(1)(2)	238,032
	Octagon Investment Partners Ltd.
250,000	4.53%, 07/25/2030, 3 mo. USD LIBOR + 1.750%(1)(2)	232,039
275,000	4.76%, 10/20/2034, 3 mo. USD LIBOR + 2.050%(1)(2)	255,152
	Stack Infrastructure Issuer LLC
100,000	1.88%, 03/26/2046(1)	91,001
30,000	1.89%, 08/25/2045(1)	27,593
	Vantage Data Centers Issuer LLC
130,000	1.65%, 09/15/2045(1)	118,750
24,271	3.19%, 07/15/2044(1)	23,531
		2,162,211
	Real Estate - 0.2%
190,000	Progress Residential Trust 5.20%, 07/20/2039	191,318
	Whole Loan Collateral CMO - 1.5%
10,494	Angel Oak Mortgage Trust 2.59%, 10/25/2049(1)(3)	10,127
25,347	Arroyo Mortgage Trust 2.96%, 10/25/2048(1)(3)	24,325
12,037	Bunker Hill Loan Depositary Trust 2.88%, 07/25/2049(1)(5)	11,623
97,072	Ellington Financial Mortgage Trust 4.30%, 04/25/2067(1)(3)	94,715
	GS Mortgage-Backed Securities Corp. Trust
96,283	2.76%, 06/25/2051(1)(3)	77,417
442,825	2.78%, 05/25/2051(1)(3)	332,834

27

Hartford AARP Balanced Retirement Fund
Schedule of Investments – (continued)
July 31, 2022  (Unaudited)

Shares or Principal Amount		Market Value†
ASSET & COMMERCIAL MORTGAGE-BACKED SECURITIES - 13.1% - (continued)
	Whole Loan Collateral CMO - 1.5% - (continued)
$ 192,356	3.28%, 03/27/2051(1)(3)	165,509
317,297	JP Morgan Mortgage Trust 4.06%, 11/25/2050(1)(3)	294,572
15,656	Mill City Mortgage Loan Trust 2.75%, 01/25/2061(1)(3)	$ 15,496
	New Residential Mortgage Loan Trust
33,566	3.25%, 09/25/2056(1)(3)	32,040
31,899	3.50%, 12/25/2057(1)(3)	31,195
28,789	3.75%, 11/25/2056(1)(3)	27,907
	Seasoned Credit Risk Transfer Trust
18,535	2.50%, 08/25/2059	17,897
8,895	3.50%, 10/25/2058	8,906
	Verus Securitization Trust
11,432	3.14%, 11/25/2059(1)(3)	11,366
108,343	4.47%, 04/25/2067(1)(5)	106,280
57,814	Wells Fargo Mortgage Backed Securities Trust 3.00%, 07/25/2050(1)(3)	52,593
		1,314,802
	Total Asset & Commercial Mortgage-Backed Securities (cost $12,017,404)	$ 11,250,755
CORPORATE BONDS - 16.3%
	Advertising - 0.1%
125,000	Lamar Media Corp. 4.88%, 01/15/2029	$ 121,562
	Aerospace/Defense - 0.4%
	Boeing Co.
10,000	3.25%, 02/01/2035	8,121
75,000	3.63%, 02/01/2031	68,897
20,000	3.95%, 08/01/2059	14,639
130,000	Moog, Inc. 4.25%, 12/15/2027(1)	121,307
100,000	Northrop Grumman Corp. 4.75%, 06/01/2043	102,340
25,000	Raytheon Technologies Corp. 4.45%, 11/16/2038	24,844
20,000	TransDigm, Inc. 6.25%, 03/15/2026(1)	20,150
		360,298
	Agriculture - 0.3%
	Altria Group, Inc.
10,000	3.40%, 05/06/2030	8,765
35,000	3.88%, 09/16/2046	24,873
90,000	4.80%, 02/14/2029	89,533
130,000	BAT Capital Corp. 4.91%, 04/02/2030	123,852
		247,023
	Auto Manufacturers - 0.2%
	General Motors Co.
5,000	6.13%, 10/01/2025	5,256
120,000	6.75%, 04/01/2046	124,533
		129,789
	Auto Parts & Equipment - 0.4%
115,000	Adient U.S. LLC 9.00%, 04/15/2025(1)	118,450
112,000	Clarios Global L.P. / Clarios U.S. Finance Co. 6.25%, 05/15/2026(1)	113,058
125,000	Dana, Inc. 5.63%, 06/15/2028	116,219
		347,727
	Beverages - 0.1%
93,000	Anheuser-Busch InBev Worldwide, Inc. 3.75%, 07/15/2042	81,171
	Biotechnology - 0.1%
38,000	Amgen, Inc. 5.15%, 11/15/2041	39,613
5,000	Royalty Pharma plc 1.75%, 09/02/2027	4,435
		44,048
	Chemicals - 0.4%
10,000	Avient Corp. 7.13%, 08/01/2030	10,304
5,000	Dow Chemical Co. 4.80%, 05/15/2049	4,745
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 16.3% - (continued)
	Chemicals - 0.4% - (continued)
$ 115,000	DuPont de Nemours, Inc. 5.32%, 11/15/2038	$ 118,365
145,000	Huntsman International LLC 4.50%, 05/01/2029	138,065
85,000	Sherwin-Williams Co. 4.50%, 06/01/2047	79,352
		350,831
	Commercial Banks - 1.1%
250,000	Bank of America Corp. 6.11%, 01/29/2037	281,762
60,000	Citigroup, Inc. 3.98%, 03/20/2030, (3.98% fixed rate until 03/20/2029; 3 mo. USD LIBOR + 1.338% thereafter)(6)	58,165
110,000	Fifth Third Bancorp 4.77%, 07/28/2030	111,814
260,000	JP Morgan Chase & Co. 4.59%, 04/26/2033, (4.59% fixed rate until 04/26/2032; 3 mo. USD SOFR + 1.800% thereafter)(6)	263,706
70,000	PNC Financial Services Group, Inc. 4.63%, 06/06/2033 (4.63% fixed rate until 06/06/2032; thereafter)(6)	69,553
	Wells Fargo & Co.
20,000	4.75%, 12/07/2046	19,057
180,000	4.90%, 11/17/2045	174,541
		978,598
	Commercial Services - 0.3%
5,000	Equifax, Inc. 3.10%, 05/15/2030	4,531
10,000	ERAC USA Finance LLC 7.00%, 10/15/2037(1)	11,997
15,000	Gartner, Inc. 3.75%, 10/01/2030(1)	13,778
	Global Payments, Inc.
15,000	2.90%, 05/15/2030	12,934
10,000	3.20%, 08/15/2029	8,911
125,000	Service Corp. International 4.63%, 12/15/2027	123,275
120,000	United Rentals North America, Inc. 5.25%, 01/15/2030	121,317
		296,743
	Construction Materials - 0.3%
55,000	Boise Cascade Co. 4.88%, 07/01/2030(1)	49,910
10,000	Carrier Global Corp. 2.70%, 02/15/2031	8,833
120,000	Eagle Materials, Inc. 2.50%, 07/01/2031	97,327
65,000	Masonite International Corp. 3.50%, 02/15/2030(1)	55,943
		212,013
	Distribution/Wholesale - 0.1%
125,000	American Builders & Contractors Supply Co., Inc. 4.00%, 01/15/2028(1)	116,984
	Diversified Financial Services - 0.1%
100,000	Brookfield Finance LLC 3.45%, 04/15/2050	73,993
40,000	Enact Holdings, Inc. 6.50%, 08/15/2025(1)	40,428
		114,421
	Electric - 0.9%
135,000	Ameren Corp. 3.50%, 01/15/2031	128,114
39,000	CenterPoint Energy, Inc. 4.25%, 11/01/2028	38,493
120,000	Clearway Energy Operating LLC 4.75%, 03/15/2028(1)	116,400
10,000	Cleco Corporate Holdings LLC 3.74%, 05/01/2026	9,793
115,000	Exelon Corp. 5.10%, 06/15/2045	119,493
5,000	FirstEnergy Corp. 2.25%, 09/01/2030	4,237
20,000	ITC Holdings Corp. 2.95%, 05/14/2030(1)	18,113
75,000	New England Power Co. 2.81%, 10/06/2050(1)	52,423
120,000	NextEra Energy Operating Partners L.P. 4.50%, 09/15/2027(1)	118,599
30,000	Oglethorpe Power Corp. 5.05%, 10/01/2048	28,654
15,000	Puget Energy, Inc. 4.10%, 06/15/2030	14,268
5,000	Sempra Energy 4.00%, 02/01/2048	4,435
125,000	Southern Co. 4.40%, 07/01/2046	116,304
		769,326
	Electrical Components & Equipment - 0.1%
120,000	WESCO Distribution, Inc. 7.25%, 06/15/2028(1)	124,349

28

Hartford AARP Balanced Retirement Fund
Schedule of Investments – (continued)
July 31, 2022  (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 16.3% - (continued)
	Electronics - 0.2%
$ 150,000	Jabil, Inc. 3.60%, 01/15/2030	$ 136,335
	Entertainment - 0.1%
85,000	Cinemark USA, Inc. 8.75%, 05/01/2025(1)	87,699
	Food - 0.4%
100,000	Conagra Brands, Inc. 5.30%, 11/01/2038	98,736
75,000	Kellogg Co. 4.50%, 04/01/2046	71,123
25,000	Kraft Heinz Foods Co. 3.88%, 05/15/2027	24,859
120,000	Post Holdings, Inc. 4.63%, 04/15/2030(1)	107,611
		302,329
	Gas - 0.1%
85,000	NiSource, Inc. 5.65%, 02/01/2045	89,661
	Healthcare - Products - 0.3%
25,000	Boston Scientific Corp. 4.70%, 03/01/2049	25,199
125,000	Hologic, Inc. 4.63%, 02/01/2028(1)	121,469
125,000	Teleflex, Inc. 4.25%, 06/01/2028(1)	117,828
		264,496
	Healthcare - Services - 0.3%
	HCA, Inc.
120,000	5.13%, 06/15/2039	114,156
115,000	5.88%, 02/01/2029	120,350
		234,506
	Home Builders - 0.3%
20,000	Lennar Corp. 4.75%, 11/29/2027	20,182
130,000	M/I Homes, Inc. 4.95%, 02/01/2028	119,700
120,000	Taylor Morrison Communities, Inc. 5.88%, 06/15/2027(1)	122,550
		262,432
	Insurance - 0.5%
100,000	Aon Corp. / Aon Global Holdings plc 2.85%, 05/28/2027	95,687
85,000	Equitable Holdings, Inc. 5.00%, 04/20/2048	82,481
125,000	Radian Group, Inc. 6.63%, 03/15/2025	127,856
100,000	Unum Group 5.75%, 08/15/2042	95,854
20,000	Willis North America, Inc. 2.95%, 09/15/2029	17,794
		419,672
	Internet - 0.3%
125,000	Go Daddy Operating Co. LLC 5.25%, 12/01/2027(1)	121,551
105,000	Netflix, Inc. 5.38%, 11/15/2029(1)	105,468
		227,019
	Iron/Steel - 0.0%
25,000	Vale Overseas Ltd. 3.75%, 07/08/2030	22,676
	IT Services - 0.2%
125,000	Leidos, Inc. 4.38%, 05/15/2030	119,104
49,000	Presidio Holdings, Inc. 4.88%, 02/01/2027(1)	47,040
		166,144
	Lodging - 0.1%
125,000	Hilton Domestic Operating Co., Inc. 5.38%, 05/01/2025(1)	125,000
	Machinery-Diversified - 0.1%
120,000	Stevens Holding Co., Inc. 6.13%, 10/01/2026(1)	117,600
	Media - 0.9%
125,000	CCO Holdings LLC / CCO Holdings Capital Corp. 4.75%, 03/01/2030(1)	113,750
110,000	Charter Communications Operating LLC / Charter Communications Operating Capital 6.48%, 10/23/2045	110,977
6,000	Cox Communications, Inc. 4.50%, 06/30/2043(1)	5,470
15,000	Discovery Communications LLC 5.30%, 05/15/2049	13,476
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 16.3% - (continued)
	Media - 0.9% - (continued)
$ 140,000	Fox Corp. 3.50%, 04/08/2030	$ 132,220
120,000	Paramount Global 5.85%, 09/01/2043	116,897
120,000	Sirius XM Radio, Inc. 5.50%, 07/01/2029(1)	117,571
130,000	TEGNA, Inc. 4.63%, 03/15/2028	126,974
40,000	Videotron Ltd. 3.63%, 06/15/2029(1)	34,950
		772,285
	Office/Business Equipment - 0.1%
55,000	Xerox Holdings Corp. 5.50%, 08/15/2028(1)	48,996
	Oil & Gas - 0.9%
135,000	Apache Corp. 4.25%, 01/15/2030(7)	130,066
10,000	Canadian Natural Resources Ltd. 6.50%, 02/15/2037	11,069
91,000	Devon Energy Corp. 4.50%, 01/15/2030	88,336
160,000	Diamondback Energy, Inc. 3.50%, 12/01/2029	150,666
	Hess Corp.
135,000	5.60%, 02/15/2041	136,619
5,000	7.30%, 08/15/2031	5,750
135,000	Valero Energy Corp. 4.00%, 04/01/2029	131,711
85,000	Viper Energy Partners L.P. 5.38%, 11/01/2027(1)	82,951
		737,168
	Packaging & Containers - 0.5%
125,000	Berry Global, Inc. 5.63%, 07/15/2027(1)	126,147
110,000	Crown Cork & Seal Co., Inc. 7.38%, 12/15/2026	118,774
70,000	Graphic Packaging International LLC 3.50%, 03/01/2029(1)	63,101
125,000	Silgan Holdings, Inc. 4.13%, 02/01/2028	117,187
		425,209
	Pharmaceuticals - 0.5%
	AbbVie, Inc.
5,000	4.55%, 03/15/2035	5,116
115,000	4.75%, 03/15/2045	114,729
125,000	Becton Dickinson and Co. 2.82%, 05/20/2030	114,206
	CVS Health Corp.
100,000	3.75%, 04/01/2030	97,531
35,000	5.13%, 07/20/2045	35,988
100,000	Zoetis, Inc. 4.70%, 02/01/2043	100,997
		468,567
	Pipelines - 1.6%
140,000	Cheniere Corpus Christi Holdings LLC 5.13%, 06/30/2027	142,331
125,000	Cheniere Energy Partners L.P. 4.50%, 10/01/2029	121,104
	Energy Transfer L.P.
125,000	5.25%, 04/15/2029	126,782
10,000	5.30%, 04/01/2044	9,092
10,000	5.35%, 05/15/2045	9,180
	MPLX L.P.
20,000	4.00%, 03/15/2028	19,499
15,000	4.13%, 03/01/2027	14,839
90,000	4.80%, 02/15/2029	90,776
5,000	5.20%, 03/01/2047	4,692
5,000	5.20%, 12/01/2047	4,578
5,000	5.50%, 02/15/2049	4,874
	ONEOK, Inc.
5,000	4.00%, 07/13/2027	4,906
110,000	4.35%, 03/15/2029	106,206
10,000	5.85%, 01/15/2026	10,485
125,000	Rattler Midstream L.P. 5.63%, 07/15/2025(1)	127,500
80,000	Sempra Global 3.25%, 01/15/2032(1)	70,001
125,000	Targa Resources Partners L.P. / Targa Resources Partners Finance Corp. 6.50%, 07/15/2027	128,591
150,000	Tennessee Gas Pipeline Co. LLC 2.90%, 03/01/2030(1)	133,688
25,000	TransCanada PipeLines Ltd. 4.75%, 05/15/2038	24,620

29

Hartford AARP Balanced Retirement Fund
Schedule of Investments – (continued)
July 31, 2022  (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 16.3% - (continued)
	Pipelines - 1.6% - (continued)
$ 110,000	Venture Global Calcasieu Pass LLC 3.88%, 08/15/2029(1)	$ 101,499
145,000	Williams Cos., Inc. 3.75%, 06/15/2027	141,881
		1,397,124
	Real Estate Investment Trusts - 1.0%
135,000	American Tower Corp. 3.80%, 08/15/2029	129,273
150,000	Brixmor Operating Partnership L.P. 4.05%, 07/01/2030	138,965
140,000	Crown Castle International Corp. 3.30%, 07/01/2030	128,517
155,000	Equinix, Inc. 2.15%, 07/15/2030	131,287
140,000	GLP Capital L.P. / GLP Financing II, Inc. 5.75%, 06/01/2028	139,739
5,000	Realty Income Corp. 3.40%, 01/15/2028	4,836
25,000	SBA Tower Trust 2.84%, 01/15/2050(1)	24,181
50,000	VICI Properties L.P. 4.95%, 02/15/2030	48,968
125,000	VICI Properties L.P. / VICI Note Co., Inc. 4.63%, 12/01/2029(1)	119,121
		864,887
	Retail - 0.8%
125,000	1011778 BC ULC / New Red Finance, Inc. 4.38%, 01/15/2028(1)	115,851
	Alimentation Couche-Tard, Inc.
140,000	2.95%, 01/25/2030(1)	125,908
5,000	3.80%, 01/25/2050(1)	3,920
135,000	Dollar General Corp. 3.50%, 04/03/2030	129,280
35,000	FirstCash, Inc. 4.63%, 09/01/2028(1)	31,310
	Lowe's Cos., Inc.
10,000	3.70%, 04/15/2046	8,443
100,000	4.38%, 09/15/2045	92,472
	McDonald's Corp.
7,000	3.70%, 02/15/2042	6,224
15,000	4.20%, 04/01/2050	14,337
65,000	4.45%, 09/01/2048	65,018
100,000	Starbucks Corp. 4.45%, 08/15/2049	95,517
35,000	Yum! Brands, Inc. 4.75%, 01/15/2030(1)	34,034
		722,314
	Semiconductors - 0.4%
	Broadcom, Inc.
40,000	3.14%, 11/15/2035(1)	32,331
65,000	3.19%, 11/15/2036(1)	52,219
25,000	4.30%, 11/15/2032	23,720
124,000	Micron Technology, Inc. 5.33%, 02/06/2029	127,230
	NXP B.V. / NXP Funding LLC / NXP USA, Inc.
5,000	3.15%, 05/01/2027	4,737
100,000	4.30%, 06/18/2029	97,811
		338,048
	Software - 0.5%
35,000	Black Knight InfoServ LLC 3.63%, 09/01/2028(1)	32,288
120,000	MSCI, Inc. 3.88%, 02/15/2031(1)	109,213
80,000	Oracle Corp. 2.88%, 03/25/2031	69,057
125,000	PTC, Inc. 4.00%, 02/15/2028(1)	118,558
120,000	SS&C Technologies, Inc. 5.50%, 09/30/2027(1)	118,203
		447,319
	Telecommunications - 1.1%
	AT&T, Inc.
35,000	4.35%, 06/15/2045	32,458
10,000	4.50%, 03/09/2048	9,302
100,000	Deutsche Telekom International Finance B.V. 8.75%, 06/15/2030	128,206
160,000	Motorola Solutions, Inc. 2.30%, 11/15/2030	130,929
200,000	NBN Co., Ltd. 2.50%, 01/08/2032(1)	171,981
160,000	Nokia Oyj 6.63%, 05/15/2039	164,910
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 16.3% - (continued)
	Telecommunications - 1.1% - (continued)
	T-Mobile USA, Inc.
$ 50,000	2.88%, 02/15/2031	$ 44,040
105,000	4.38%, 04/15/2040	98,427
3,000	4.50%, 04/15/2050	2,803
	Verizon Communications, Inc.
5,000	4.00%, 03/22/2050	4,529
65,000	4.13%, 08/15/2046	60,457
	Vodafone Group plc
5,000	4.25%, 09/17/2050	4,408
6,000	4.38%, 02/19/2043	5,495
100,000	5.25%, 05/30/2048	101,136
		959,081
	Transportation - 0.1%
120,000	FedEx Corp. 5.10%, 01/15/2044	122,071
	Trucking & Leasing - 0.1%
45,000	Penske Truck Leasing Co. L.P. / PTL Finance Corp. 4.40%, 07/01/2027(1)	45,021
	Total Corporate Bonds (cost $16,119,047)	$ 14,098,542
MUNICIPAL BONDS - 0.6%
	Airport - 0.0%
25,000	Chicago, IL, O'Hare International Airport Rev 3.01%, 01/01/2038	$ 21,260
	Development - 0.0%
15,000	New York City, NY, Industrial Dev Agency Rev, (AGM Insured) 3.19%, 03/01/2040	12,218
	General - 0.2%
80,000	Dist of Columbia Rev 3.43%, 04/01/2042	65,476
40,000	Philadelphia, PA, Auth Industrial Dev Rev, (NATL Insured) 6.55%, 10/15/2028	44,933
		110,409
	Tobacco - 0.1%
100,000	Golden State, CA, Tobacco Securitization Corp. Rev 2.25%, 06/01/2029	89,611
	Transportation - 0.3%
235,000	Chicago, IL, Transit Auth Rev 3.40%, 12/01/2032	221,332
30,000	Metropolitan Transportation Auth, NY, Rev 5.18%, 11/15/2049	30,824
		252,156
	Total Municipal Bonds (cost $533,057)	$ 485,654
U.S. GOVERNMENT AGENCIES - 7.5%
	Mortgage-Backed Agencies - 7.5%
	FHLMC - 1.9%
4,186,959	0.07%, 10/25/2026(3)(4)	$ 14,655
1,198,883	0.27%, 11/25/2023(3)(4)	3,170
702,487	0.60%, 03/25/2027(3)(4)	16,851
118,363	1.12%, 01/25/2030(3)(4)	7,949
2,122,856	1.12%, 06/25/2030(3)(4)	150,118
549,745	1.33%, 06/25/2030(3)(4)	46,098
1,789,073	1.38%, 06/25/2030(3)(4)	152,890
1,051,586	1.43%, 07/25/2030(3)(4)	93,092
10,376	1.50%, 10/15/2042	9,701
11,470	1.70%, 10/15/2039	11,265
26,607	2.50%, 12/15/2042	25,576
411,999	2.50%, 09/01/2050	385,644
465,996	3.00%, 08/01/2051	452,612
316,999	3.50%, 10/01/2051	315,478
		1,685,099

30

Hartford AARP Balanced Retirement Fund
Schedule of Investments – (continued)
July 31, 2022  (Unaudited)

Shares or Principal Amount		Market Value†
U.S. GOVERNMENT AGENCIES - 7.5% - (continued)
	Mortgage-Backed Agencies - 7.5% - (continued)
	FNMA - 3.6%
$ 361,187	1.20%, 06/25/2034(3)(4)	$ 32,159
17,733	1.50%, 08/25/2041	17,022
6,495	1.50%, 11/25/2042	6,094
10,663	1.70%, 06/25/2043	10,423
7,860	1.75%, 01/25/2040	7,687
14,091	2.00%, 06/25/2043	13,565
646,987	2.00%, 07/01/2051	584,840
656,741	2.00%, 11/01/2051	593,311
26,475	2.50%, 09/25/2049	25,728
411,993	2.50%, 05/01/2051	385,818
10,664	2.50%, 03/25/2053	10,310
450,000	3.50%, 08/25/2048	448,490
30,656	3.50%, 04/25/2053	30,777
425,000	4.00%, 01/25/2042	437,014
450,000	4.00%, 06/25/2042	461,984
47,589	4.00%, 08/01/2049	48,337
		3,113,559
	GNMA - 2.0%
9,759	1.50%, 04/16/2040	9,640
406,990	3.00%, 09/20/2045	403,023
480,000	3.00%, 04/20/2046	470,322
369,652	3.00%, 08/20/2047	362,150
450,000	3.50%, 02/20/2049	457,613
		1,702,748
	Total U.S. Government Agencies (cost $6,884,911)	$ 6,501,406
U.S. GOVERNMENT SECURITIES - 3.4%
	U.S. Treasury Securities - 3.4%
	U.S. Treasury Bonds - 3.4%
245,000	2.38%, 05/15/2051	$ 214,452
140,000	3.13%, 08/15/2044(8)	136,844
660,000	3.13%, 05/15/2048	659,175
225,000	3.25%, 05/15/2042	227,250
1,360,000	3.63%, 02/15/2044(8)	1,440,431
260,000	3.75%, 11/15/2043	280,536
	Total U.S. Government Securities (cost $3,736,668)	$ 2,958,688
COMMON STOCKS - 36.0%
	Banks - 0.9%
5,750	Bank of Nova Scotia	$ 350,462
2,704	PNC Financial Services Group, Inc.	448,702
		799,164
	Capital Goods - 2.3%
8,449	Assa Abloy AB Class B	199,616
46,842	BAE Systems plc	440,256
175	JTOWER, Inc.*	8,699
5,432	Kone Oyj Class B	248,250
702	Lockheed Martin Corp.	290,495
3,791	Raytheon Technologies Corp.	353,359
4,167	Vinci S.A.	399,443
		1,940,118
	Commercial & Professional Services - 0.4%
9,531	Experian plc	333,702
	Consumer Durables & Apparel - 0.5%
3,816	NIKE, Inc. Class B	438,535
	Consumer Services - 1.2%
17,866	Compass Group plc	418,715
251	H World Group Ltd. ADR	9,626
210	Kyoritsu Maintenance Co., Ltd.	8,089
2,333	McDonald's Corp.	614,442
Shares or Principal Amount		Market Value†
COMMON STOCKS - 36.0% - (continued)
	Consumer Services - 1.2% - (continued)
118	Oriental Land Co., Ltd.	$ 17,916
728	Playa Hotels & Resorts N.V.*	4,994
		1,073,782
	Energy - 4.5%
1,185	ARC Resources Ltd.	16,620
44,900	Ascent Resources - Marcellus LLC Class A*(9)(10)	78,575
52,822	BP plc	258,525
393	BP plc ADR	11,546
7,540	Cenovus Energy, Inc.	143,863
1,565	Chesapeake Energy Corp.	147,376
4,123	ConocoPhillips	401,704
5,775	Coterra Energy, Inc.	176,657
3,600	Enbridge, Inc.	161,677
177	EOG Resources, Inc.	19,686
5,645	Equinor ASA	217,354
1,533	Lukoil PJSC ADR(9)(10)	—
3,822	Marathon Petroleum Corp.	350,324
409	Pembina Pipeline Corp.	15,615
14,197	Petroleo Brasileiro S.A.	101,413
1,100	Pioneer Natural Resources Co.	260,645
1,153	Schlumberger N.V.	42,696
17,954	Shell plc	485,302
1,668	TC Energy Corp.	88,926
6,210	Tenaris S.A.	86,604
13,090	TotalEnergies SE	668,603
145	TotalEnergies SE ADR	7,404
3,217	Williams Cos., Inc.	109,668
		3,850,783
	Food, Beverage & Tobacco - 2.8%
3,347	Archer-Daniels-Midland Co.	277,031
2,808	Bunge Ltd.	259,263
5,877	Coca-Cola Co.	377,127
8,284	Diageo plc	392,428
3,955	Heineken N.V.	389,911
2,871	Nestle S.A.	351,776
2,128	PepsiCo., Inc.	372,315
		2,419,851
	Health Care Equipment & Services - 2.2%
5,012	Baxter International, Inc.	294,004
10,714	Koninklijke Philips N.V.	221,740
3,695	Medtronic plc	341,861
2,258	Stryker Corp.	484,906
945	UnitedHealth Group, Inc.	512,511
		1,855,022
	Household & Personal Products - 1.7%
6,047	Colgate-Palmolive Co.	476,141
3,200	Procter & Gamble Co.	444,512
6,485	Reckitt Benckiser Group plc	526,029
		1,446,682
	Insurance - 1.7%
44,481	AIA Group Ltd.	446,885
11,085	AXA S.A.	255,426
2,379	Chubb Ltd.	448,775
1,746	Marsh & McLennan Cos., Inc.	286,274
		1,437,360
	Materials - 7.3%
4,370	Anglo American Platinum Ltd.	335,225
4,912	ArcelorMittal S.A.	121,198
39,985	Barrick Gold Corp.	630,118
10,076	BlueScope Steel Ltd.	118,356
12,843	Canfor Corp.*	273,298
2,983	CF Industries Holdings, Inc.	284,847
22,047	Glencore plc*	124,956
36,293	Gold Fields Ltd.	335,670

31

Hartford AARP Balanced Retirement Fund
Schedule of Investments – (continued)
July 31, 2022  (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 36.0% - (continued)
	Materials - 7.3% - (continued)
106,488	Harmony Gold Mining Co., Ltd.	$ 340,168
53,383	Impala Platinum Holdings Ltd.	591,885
11,361	Interfor Corp.*	280,532
1,282	Linde plc*	387,164
4,228	Louisiana-Pacific Corp.	269,028
11,480	Newmont Corp.	519,814
20,322	Norsk Hydro ASA	137,686
3,342	Nutrien Ltd.	286,088
8,372	OCI N.V.	290,648
615	POSCO Holdings, Inc.	114,856
1,616	Rio Tinto Ltd.	111,964
214,589	Sibanye Stillwater Ltd.	527,146
1,587	Steel Dynamics, Inc.	123,595
8,364	Vale S.A.	112,752
		6,316,994
	Pharmaceuticals, Biotechnology & Life Sciences - 2.0%
5,599	AstraZeneca plc ADR	370,822
2,374	Johnson & Johnson	414,310
4,206	Novartis AG	361,420
4,885	Pfizer, Inc.	246,741
1,007	Roche Holding AG	334,329
		1,727,622
	Real Estate - 2.9%
376	Agree Realty Corp. REIT	29,926
221	American Campus Communities, Inc. REIT*	14,436
1,527	American Tower Corp. REIT	413,557
453	Americold Realty Trust, Inc. REIT	14,836
29,500	Ascott Residence Trust	25,052
367	AvalonBay Communities, Inc. REIT	78,516
327	Boston Properties, Inc. REIT	29,809
6,662	British Land Co. plc REIT	40,057
1,806	Brixmor Property Group, Inc. REIT	41,863
212	Camden Property Trust REIT	29,913
14,700	Capitaland Investment Ltd.	41,826
264	Catena AB	12,097
5,700	Central Pattana PCL	9,833
7,366	CK Asset Holdings Ltd.	52,149
79	Colliers International Group, Inc.	9,866
7	Comforia Residential REIT, Inc. REIT	17,680
552	Corporate Office Properties Trust REIT	15,539
605	Douglas Emmett, Inc. REIT	14,302
6,088	Emaar Properties PJSC	9,136
69	Equinix, Inc. REIT	48,558
4	Frontier Real Estate Investment Corp.	16,304
1,796	Goodman Group REIT	26,285
9,965	Hongkong Land Holdings Ltd.	51,799
1,110	Host Hotels & Resorts, Inc. REIT	19,769
1,737	Independence Realty Trust, Inc. REIT	38,561
2,092	Kimco Realty Corp. REIT	46,254
1,816	Klepierre S.A. REIT*	40,352
360	Life Storage, Inc. REIT	45,320
575	LTC Properties, Inc. REIT	24,093
1,351	Merlin Properties Socimi S.A. REIT	14,491
3,336	Mitsui Fudosan Co., Ltd. REIT	74,558
1,432	Nomura Real Estate Holdings, Inc.	34,739
702	Phillips Edison & Co., Inc. REIT	23,896
963	Prologis, Inc. REIT	127,655
250	PSP Swiss Property AG	29,898
1,119	Public Storage REIT	365,253
133	Realty Income Corp. REIT	9,841
769	Rexford Industrial Realty, Inc. REIT	50,300
242	Ryman Hospitality Properties, Inc. REIT*	21,427
719	Safestore Holdings plc REIT	10,012
72	SBA Communications Corp. REIT	24,177
6,500	Sino Land Co., Ltd.	9,658
6,321	StorageVault Canada, Inc.	32,085
Shares or Principal Amount		Market Value†
COMMON STOCKS - 36.0% - (continued)
	Real Estate - 2.9% - (continued)
274	Sun Communities, Inc. REIT	$ 44,925
20,205	Suntec Real Estate Investment Trust REIT	23,599
2,250	Tokyo Tatemono Co., Ltd.	33,136
1,348	Tricon Residential, Inc.	14,653
547	UDR, Inc. REIT	26,475
1,885	UNITE Group plc REIT	26,875
439	Ventas, Inc. REIT	23,609
1,633	VICI Properties, Inc. REIT	55,832
15,300	Vicinity Centres REIT	22,387
1,086	Welltower, Inc. REIT	93,765
3,000	Wharf Real Estate Investment Co., Ltd.	13,354
675	WP Carey, Inc. REIT	60,278
		2,524,566
	Retailing - 0.4%
5,632	TJX Cos., Inc.	344,453
	Semiconductors & Semiconductor Equipment - 0.3%
61	First Solar, Inc.*	6,049
1,604	Texas Instruments, Inc.	286,940
		292,989
	Software & Services - 2.6%
1,342	Accenture plc Class A	411,001
1,352	Automatic Data Processing, Inc.	325,994
1,925	Capgemini SE	367,169
1,991	Microsoft Corp.	558,953
411	Switch, Inc. Class A	13,896
2,639	Visa, Inc. Class A	559,758
		2,236,771
	Telecommunication Services - 0.5%
701	Cellnex Telecom S.A.(1)	31,355
13,129	KDDI Corp.	420,946
		452,301
	Transportation - 0.9%
4,197	Canadian National Railway Co.	531,708
1,272	United Parcel Service, Inc. Class B	247,900
		779,608
	Utilities - 0.9%
241	American Electric Power Co., Inc.	23,753
235	Avangrid, Inc.	11,452
504	CenterPoint Energy, Inc.	15,972
4,200	China Yangtze Power Co., Ltd.	14,903
253	Constellation Energy Corp.	16,723
377	Duke Energy Corp.	41,444
377	Edison International	25,549
3,432	Enel S.p.A.	17,302
2,953	Engie S.A.	36,536
758	Exelon Corp.	35,239
733	FirstEnergy Corp.	30,126
85	Iberdrola S.A.(9)	906
2,574	Iberdrola S.A.	27,486
26,293	National Grid plc	362,044
435	NextEra Energy, Inc.	36,753
8,015	Power Grid Corp. of India Ltd.	21,705
408	RWE AG	16,784
177	Sempra Energy	29,347
443	Southern Co.	34,062
		798,086
	Total Common Stocks (cost $26,085,015)	$ 31,068,389

32

Hartford AARP Balanced Retirement Fund
Schedule of Investments – (continued)
July 31, 2022  (Unaudited)

Shares or Principal Amount			Market Value†
ESCROWS - 0.1%(11)
	Semiconductors & Semiconductor Equipment - 0.1%
100,000	Entegris Escrow Corp. Expires 06/15/2030*(1)		$ 99,250
	Total Escrows (cost $98,530)		$ 99,250
WARRANTS - 0.0%
	Energy - 0.0%
11,625	Ascent Resources - Marcellus LLC Expires 03/30/2023*(9)(10)		$ 384
	Total Warrants (cost $930)		$ 384
AFFILIATED INVESTMENT COMPANIES - 16.4%
	Domestic Equity Funds - 1.0%
22,364	Hartford Multifactor US Equity ETF		$ 894,365
	International/Global Equity Funds - 5.0%
45,748	Hartford Multifactor Developed Markets (ex-US) ETF		1,176,639
154,261	Hartford Multifactor Emerging Markets ETF		3,123,785
	Total International/Global Equity Funds (cost $4,081,349)		$ 4,300,424
	Taxable Fixed Income Funds - 10.4%
891,352	The Hartford World Bond Fund, Class F		8,975,916
	Total Affiliated Investment Companies (cost $14,089,324)		$ 14,170,705
	Total Long-Term Investments (Cost $79,564,886)		$ 80,633,773
SHORT-TERM INVESTMENTS - 5.0%
	Repurchase Agreements - 4.8%
$ 4,175,939	Fixed Income Clearing Corp. Repurchase Agreement dated 07/29/2022 at 2.230%, due on 08/01/2022 with a maturity value of $4,176,715; collateralized by U.S. Treasury Note at 0.625%, maturing 07/15/2032, with a market value of $4,259,523		$ 4,175,939
	Securities Lending Collateral - 0.2%
60,002	Goldman Sachs Financial Square Funds, Government Fund, Institutional Class, 2.06%(12)		60,002
42,478	HSBC US Government Money Market Fund, 2.18%(12)		42,478
19,481	Invesco Government & Agency Portfolio, Institutional Class, 2.12%(12)		19,481
			121,961
	Total Short-Term Investments (cost $4,297,900)		$ 4,297,900
	Total Investments Excluding Purchased Options (cost $83,862,786)	98.4%	$ 84,931,673
	Total Purchased Options (cost $693,075)	0.3%	$ 291,696
	Total Investments (cost $84,555,861)	98.7%	$ 85,223,369
	Other Assets and Liabilities	1.3%	1,088,913
	Total Net Assets	100.0%	$ 86,312,282
Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.
Prices of foreign equities that are principally traded on certain foreign markets will generally be adjusted daily pursuant to a fair value pricing service approved by the Board of Directors in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.
The Fund may refer to any one or more of the industry classifications used by one or more widely recognized market indices, ratings group and/or as defined by Fund management. Industry classifications may not be identical across all security types.
Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.
For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
See “Glossary” for abbreviation descriptions.

*	Non-income producing.
(1)	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions that are exempt from registration (typically only to qualified institutional buyers) or in a public offering registered under the Securities Act of 1933. At July 31, 2022, the aggregate value of these securities was $11,529,664, representing 13.4% of net assets.
(2)	Variable rate securities; the rate reported is the coupon rate in effect at July 31, 2022. Base lending rates may be subject to a floor or cap.
(3)	Variable or floating rate security, which interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.
(4)	Securities disclosed are interest-only strips.
(5)	Security is a “step-up” bond where coupon increases or steps up at a predetermined date. Rate shown is current coupon rate.
(6)	Fixed to variable rate investment. The rate shown reflects the fixed rate in effect at July 31, 2022. Rate will reset at a future date. Base lending rates may be subject to a floor or cap.
(7)	Represents entire or partial securities on loan.
(8)	All, or a portion of the security, was pledged as collateral in connection with futures contracts. As of July 31, 2022, the market value of securities pledged was $158,027.
(9)	These securities are valued in good faith at fair value as determined under policies and procedures established by and under the supervision of the Board of Directors. At July 31, 2022, the aggregate fair value of these securities are $79,865, which represented 0.1% of total net assets. This amount excludes securities that are principally traded in certain foreign markets and whose prices are adjusted pursuant to a third party pricing service methodology approved by the Board of Directors.
(10)	Investment valued using significant unobservable inputs.
(11)	Share amount represents shares of the issuer previously held that resulted in receipt of the escrow.
(12)	Current yield as of period end.

33

Hartford AARP Balanced Retirement Fund
Schedule of Investments – (continued)
July 31, 2022  (Unaudited)

Exchange-Traded Option Contracts Outstanding at July 31, 2022
Description	Exercise Price/ FX Rate/ Rate		Expiration Date	Number of Contracts	Notional Amount		Market Value†	Premiums Paid (Received) by Fund	Unrealized Appreciation/ (Depreciation)
Purchased option contracts:
Put
iShares MSCI EAFE ETF Option	58.00	USD	12/16/2022	264	USD	26,400	$ 32,208	$ 57,707	$ (25,499)
iShares MSCI EAFE ETF Option	55.00	USD	03/17/2023	264	USD	26,400	40,260	56,692	(16,432)
iShares MSCI Emerging Markets	37.00	USD	09/16/2022	288	USD	28,800	10,656	32,007	(21,351)
iShares MSCI Emerging Markets	36.00	USD	12/16/2022	288	USD	28,800	29,376	42,040	(12,664)
iShares MSCI Emerging Markets	35.00	USD	03/17/2023	288	USD	28,800	37,296	46,803	(9,507)
S&P 500 Index Option	3,875.00	USD	09/16/2022	10	USD	1,000	44,500	232,003	(187,503)
S&P 500 Index Option	3,750.00	USD	12/16/2022	10	USD	1,000	97,400	225,823	(128,423)
Total purchased exchange-traded option contracts							$ 291,696	$ 693,075	$ (401,379)

Futures Contracts Outstanding at July 31, 2022
Description	Number of Contracts	Expiration Date	Current Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Long position contracts:
U.S. Treasury 2-Year Note Future	25	09/30/2022	$ 5,261,523	$ (21,379)
U.S. Treasury 10-Year Note Future	57	09/21/2022	6,905,016	64,352
U.S. Treasury 10-Year Ultra Future	2	09/21/2022	262,500	3,697
Total futures contracts				$ 46,670

Foreign Currency Contracts Outstanding at July 31, 2022
Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Counterparty	Settlement Date	Appreciation/ (Depreciation)
1,044,297	USD	1,005,000	CHF	GSC	08/31/2022	$ (14,209)
2,987,447	USD	2,922,000	EUR	DEUT	08/31/2022	(5,361)
3,607,740	USD	2,994,000	GBP	TDB	08/31/2022	(40,910)
706,394	USD	96,000,000	JPY	MSC	08/31/2022	(15,130)
512,686	USD	5,090,000	NOK	BOA	08/31/2022	(14,364)
355,902	USD	3,630,000	SEK	BNP	08/31/2022	(1,815)
Total foreign currency contracts						$ (91,789)
† For information regarding the Fund’s significant accounting policies, please refer to the Fund’s most recent shareholder report.
34

Hartford AARP Balanced Retirement Fund
Schedule of Investments – (continued)
July 31, 2022  (Unaudited)

Fair Value Summary
The following is a summary of the fair valuations according to the inputs used as of July 31, 2022 in valuing the Fund’s investments.
Description	Total	Level 1	Level 2	Level 3(1)
Assets
Asset & Commercial Mortgage-Backed Securities	$ 11,250,755	$ —	$ 11,250,755	$ —
Corporate Bonds	14,098,542	—	14,098,542	—
Municipal Bonds	485,654	—	485,654	—
U.S. Government Agencies	6,501,406	—	6,501,406	—
U.S. Government Securities	2,958,688	—	2,958,688	—
Common Stocks
Banks	799,164	799,164	—	—
Capital Goods	1,940,118	643,854	1,296,264	—
Commercial & Professional Services	333,702	—	333,702	—
Consumer Durables & Apparel	438,535	438,535	—	—
Consumer Services	1,073,782	629,062	444,720	—
Energy	3,850,783	2,155,128	1,617,080	78,575
Food, Beverage & Tobacco	2,419,851	1,285,736	1,134,115	—
Health Care Equipment & Services	1,855,022	1,633,282	221,740	—
Household & Personal Products	1,446,682	920,653	526,029	—
Insurance	1,437,360	735,049	702,311	—
Materials	6,316,994	3,167,236	3,149,758	—
Pharmaceuticals, Biotechnology & Life Sciences	1,727,622	1,031,873	695,749	—
Real Estate	2,524,566	1,899,122	625,444	—
Retailing	344,453	344,453	—	—
Semiconductors & Semiconductor Equipment	292,989	292,989	—	—
Software & Services	2,236,771	1,869,602	367,169	—
Telecommunication Services	452,301	—	452,301	—
Transportation	779,608	779,608	—	—
Utilities	798,086	300,420	497,666	—
Escrows	99,250	—	99,250	—
Warrants	384	—	—	384
Affiliated Investment Companies	14,170,705	14,170,705	—	—
Short-Term Investments	4,297,900	121,961	4,175,939	—
Purchased Options	291,696	291,696	—	—
Futures Contracts(2)	68,049	68,049	—	—
Total	$ 85,291,418	$ 33,578,177	$ 51,634,282	$ 78,959
Liabilities
Foreign Currency Contracts(2)	$ (91,789)	$ —	$ (91,789)	$ —
Futures Contracts(2)	(21,379)	(21,379)	—	—
Total	$ (113,168)	$ (21,379)	$ (91,789)	$ —

(1)	For the period ended July 31, 2022, investments valued at $166,759 were transferred into Level 3 due to the unavailability of active market pricing. There were no transfers out of Level 3.
(2)	Derivative instruments (excluding purchased and written options, if applicable) are valued at the unrealized appreciation/(depreciation) on the investments.
Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the period ended July 31, 2022 is not presented.
35

The Hartford Capital Appreciation Fund
Schedule of Investments
July 31, 2022  (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 98.2%
	Automobiles & Components - 0.6%
168,856	Thor Industries, Inc.	$ 14,239,626
172,119	Visteon Corp.*	21,958,942
		36,198,568
	Banks - 2.7%
410,231	Bank of Nova Scotia	25,003,580
970,693	Cadence Bank	25,335,087
578,017	JP Morgan Chase & Co.	66,680,041
332,265	Western Alliance Bancorp	25,378,401
387,637	Zions Bancorp NA	21,145,598
		163,542,707
	Capital Goods - 9.6%
562,757	AerCap Holdings N.V.*	25,245,279
236,113	AMETEK, Inc.	29,159,955
400,900	Builders FirstSource, Inc.*	27,261,200
57,794	Esab Corp.	2,382,269
149,312	HEICO Corp.	23,547,995
806,800	HF Global, Inc.(1)(2)(3)	16,563,604
417,187	Honeywell International, Inc.	80,291,810
146,201	IDEX Corp.	30,519,459
189,797	John Bean Technologies Corp.	21,316,101
1,069,218	Johnson Controls International plc	57,641,542
36,521	Lockheed Martin Corp.	15,112,755
231,326	Middleby Corp.*	33,470,559
162,209	Northrop Grumman Corp.	77,681,890
789,987	Otis Worldwide Corp.	61,753,284
152,991	Snap-on, Inc.	34,277,634
699,429	Spirit AeroSystems Holdings, Inc. Class A	22,955,260
369,404	Westinghouse Air Brake Technologies Corp.	34,528,192
		593,708,788
	Commercial & Professional Services - 2.0%
287,694	Clean Harbors, Inc.*	28,076,057
95,468	Copart, Inc.*	12,229,451
239,296	CoStar Group, Inc.*	17,370,497
297,689	Leidos Holdings, Inc.	31,852,723
162,606	Verisk Analytics, Inc.	30,935,791
		120,464,519
	Consumer Durables & Apparel - 3.6%
90,648	Garmin Ltd.	8,849,058
462,647	Lennar Corp. Class A	39,324,995
162,595	Lululemon Athletica, Inc.*	50,487,374
644,479	NIKE, Inc. Class B	74,063,527
2,973	NVR, Inc.*	13,060,686
505,593	Steven Madden Ltd.	16,027,298
465,458	VF Corp.	20,796,663
		222,609,601
	Consumer Services - 2.9%
293,399	Airbnb, Inc. Class A*	32,561,421
1,589,482	Denny's Corp.*	15,433,870
25,219	Domino's Pizza, Inc.	9,888,622
746,332	DraftKings, Inc. Class A*(4)	10,247,139
315,369	Hilton Worldwide Holdings, Inc.	40,389,308
260,319	McDonald's Corp.	68,560,215
		177,080,575
	Diversified Financials - 4.3%
537,261	American Express Co.	82,748,939
552,472	Bank of New York Mellon Corp.	24,010,433
37,769	BlackRock, Inc.	25,274,259
55,440	CME Group, Inc.	11,059,171
81,155	Moody's Corp.	25,178,339
365,054	Morgan Stanley	30,774,052
196,035	T Rowe Price Group, Inc.	24,204,442
Shares or Principal Amount		Market Value†
COMMON STOCKS - 98.2% - (continued)
	Diversified Financials - 4.3% - (continued)
252,871	Tradeweb Markets, Inc. Class A	$ 17,832,463
443,379	Voya Financial, Inc.	26,673,681
		267,755,779
	Energy - 1.7%
441,560	Cenovus Energy, Inc.	8,424,965
160,903	Chevron Corp.	26,352,693
82,807	Diamondback Energy, Inc.	10,600,952
90,772	EOG Resources, Inc.	10,095,662
693,818	Marathon Oil Corp.	17,206,686
31,063	Pioneer Natural Resources Co.	7,360,378
540,632	TotalEnergies SE ADR	27,604,670
		107,646,006
	Food & Staples Retailing - 1.2%
248,196	Sysco Corp.	21,071,840
772,187	U.S. Foods Holding Corp.*	24,323,891
196,000	Walmart, Inc.	25,881,800
		71,277,531
	Food, Beverage & Tobacco - 3.8%
1,175,049	Coca-Cola Co.	75,402,895
472,215	General Mills, Inc.	35,316,960
132,500	Monster Beverage Corp.*	13,199,650
470,971	PepsiCo., Inc.	82,401,086
275,768	Philip Morris International, Inc.	26,790,861
		233,111,452
	Health Care Equipment & Services - 9.7%
653,292	Baxter International, Inc.	38,322,109
268,576	DexCom, Inc.*	22,044,718
573,303	Encompass Health Corp.	29,020,598
239,719	Enhabit, Inc.	4,197,480
36,033	Humana, Inc.	17,367,906
129,559	Insulet Corp.*	32,104,720
451,743	Integra LifeSciences Holdings Corp.*	24,863,935
208,454	Intuitive Surgical, Inc.*	47,979,857
1,171,431	Medtronic plc	108,380,796
97,406	Molina Healthcare, Inc.*	31,921,894
222,266	Stryker Corp.	47,731,623
38,099	Teleflex, Inc.	9,161,286
271,789	UnitedHealth Group, Inc.	147,402,046
165,889	Veeva Systems, Inc. Class A*	37,089,463
		597,588,431
	Household & Personal Products - 2.8%
1,402,995	Colgate-Palmolive Co.	110,471,826
446,377	Procter & Gamble Co.	62,006,229
		172,478,055
	Insurance - 6.2%
6,470,006	Aegon N.V. ADR	28,468,026
15,815	Alleghany Corp.*	13,244,746
430,269	Brown & Brown, Inc.	28,010,512
361,567	Chubb Ltd.	68,205,999
242,047	Globe Life, Inc.	24,381,394
167,445	Hanover Insurance Group, Inc.	22,851,219
513,547	Kemper Corp.	24,034,000
477,629	Marsh & McLennan Cos., Inc.	78,312,051
695,099	MetLife, Inc.	43,965,012
797,775	Principal Financial Group, Inc.	53,403,058
		384,876,017
	Materials - 4.1%
73,840	Albemarle Corp.	18,039,850
369,884	Celanese Corp. Class A	43,465,069
400,545	Ecolab, Inc.	66,158,018

36

The Hartford Capital Appreciation Fund
Schedule of Investments – (continued)
July 31, 2022  (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 98.2% - (continued)
	Materials - 4.1% - (continued)
593,261	FMC Corp.	$ 65,911,297
172,680	Linde plc	52,149,360
113,232	Nutrien Ltd.	9,699,453
		255,423,047
	Media & Entertainment - 5.9%
988,548	Alphabet, Inc. Class A*	114,987,903
738,010	Cargurus, Inc.*	17,926,263
762,678	Comcast Corp. Class A	28,615,679
147,419	Match Group, Inc.*	10,807,287
199,697	Meta Platforms, Inc. Class A*	31,771,793
110,081	Netflix, Inc.*	24,757,217
764,160	Omnicom Group, Inc.	53,368,934
221,228	Roku, Inc.*	14,494,859
802,136	Snap, Inc. Class A*	7,925,104
104,926	Spotify Technology S.A.*	11,858,736
77,721	Take-Two Interactive Software, Inc.*	10,315,908
240,964	Walt Disney Co.*	25,566,280
282,193	ZoomInfo Technologies, Inc. Class A*	10,692,293
		363,088,256
	Pharmaceuticals, Biotechnology & Life Sciences - 7.8%
95,910	Agilent Technologies, Inc.	12,861,531
17,068	Alnylam Pharmaceuticals, Inc.*	2,424,339
200,827	Apellis Pharmaceuticals, Inc.*	11,302,543
801,295	AstraZeneca plc ADR	53,069,768
457,547	Danaher Corp.	133,361,224
90,029	Eli Lilly & Co.	29,681,661
372,125	Exact Sciences Corp.*	16,782,837
78,783	Jazz Pharmaceuticals plc*	12,294,875
404,492	Johnson & Johnson	70,591,944
1,648,335	Pfizer, Inc.	83,257,401
304,794	PTC Therapeutics, Inc.*	13,273,779
28,369	Seagen, Inc.*	5,105,853
242,166	Syneos Health, Inc.*	19,165,017
164,652	Ultragenyx Pharmaceutical, Inc.*	8,772,659
31,164	Vertex Pharmaceuticals, Inc.*	8,738,697
		480,684,128
	Real Estate - 3.1%
266,625	American Tower Corp. REIT	72,210,049
55,871	AvalonBay Communities, Inc. REIT	11,953,042
603,823	Gaming and Leisure Properties, Inc. REIT	31,392,758
271,841	Ryman Hospitality Properties, Inc. REIT*	24,068,802
1,142,745	VICI Properties, Inc. REIT	39,070,451
148,597	Welltower, Inc. REIT	12,829,865
		191,524,967
	Retailing - 4.7%
715,280	Amazon.com, Inc.*	96,527,036
15,483	AutoZone, Inc.*	33,093,209
265,922	Chewy, Inc. Class A*(4)	10,320,433
210,820	Etsy, Inc.*	21,866,251
282,315	Monro, Inc.	14,158,097
1,415,150	TJX Cos., Inc.	86,550,574
316,327	Tory Burch LLC(1)(2)(3)	12,963,067
43,095	Ulta Beauty, Inc.*	16,760,077
		292,238,744
	Semiconductors & Semiconductor Equipment - 1.7%
169,921	MKS Instruments, Inc.	20,084,662
261,139	NVIDIA Corp.	47,430,676
38,552	SolarEdge Technologies, Inc.*	13,883,732
94,168	Synaptics, Inc.*	13,649,652
70,756	Universal Display Corp.	8,169,488
		103,218,210
Shares or Principal Amount		Market Value†
COMMON STOCKS - 98.2% - (continued)
	Software & Services - 13.0%
177,062	Accenture plc Class A	$ 54,227,008
293,704	Block, Inc. Class A*	22,339,126
372,997	Cognizant Technology Solutions Corp. Class A	25,348,876
151,648	DocuSign, Inc. Class A*	9,702,439
286,546	Dynatrace, Inc.*	10,782,726
532,655	Fidelity National Information Services, Inc.	54,416,035
98,738	Five9, Inc.*	10,675,553
296,250	Genpact Ltd.	14,243,700
92,054	Guidewire Software, Inc.*	7,154,437
58,367	Intuit, Inc.	26,625,274
240,077	Mastercard, Inc. Class A	84,936,842
549,275	Microsoft Corp.	154,203,463
84,676	MongoDB, Inc. Class A*	26,458,710
162,162	Okta, Inc.*	15,964,849
46,693	Palo Alto Networks, Inc.*	23,304,476
75,371	Paycom Software, Inc.*	24,909,362
12,640	Sharecare, Inc. Earnout(1)(2)(3)	1,808
151,750	Shopify, Inc. Class A*	5,285,453
104,402	Synopsys, Inc.*	38,367,735
558,263	Visa, Inc. Class A	118,413,165
1,385,411	Western Union Co.	23,579,695
78,282	WEX, Inc.*	13,011,251
218,501	Workday, Inc. Class A*	33,889,505
		797,841,488
	Technology Hardware & Equipment - 4.2%
453,079	Apple, Inc.	73,629,868
295,100	Arista Networks, Inc.*	34,417,513
243,296	CDW Corp.	44,165,523
499,627	Cisco Systems, Inc.	22,668,077
147,713	F5, Inc.*	24,721,248
793,409	Flex Ltd.*	13,329,271
214,756	II-VI, Inc.*	11,304,756
355,188	Lumentum Holdings, Inc.*	32,130,306
66,200	National Instruments Corp.	2,515,600
		258,882,162
	Transportation - 1.7%
76,156	J.B. Hunt Transport Services, Inc.	13,957,110
980,935	Southwest Airlines Co.*	37,393,242
221,483	Union Pacific Corp.	50,343,086
		101,693,438
	Utilities - 0.9%
308,933	Dominion Energy, Inc.	25,326,327
357,204	Eversource Energy	31,512,537
		56,838,864
	Total Common Stocks (cost $5,528,608,470)	$ 6,049,771,333
CONVERTIBLE PREFERRED STOCKS - 0.1%
	Commercial & Professional Services - 0.0%
33,739	Rubicon Global Holdings LLC Series C*(1)(2)(3)	$ 1,440,959
	Software & Services - 0.1%
566,622	Essence Group Holdings Corp. Series 3*(1)(2)(3)	1,274,899
77,707	Lookout, Inc. Series F*(1)(2)(3)	630,204
		1,905,103
	Total Convertible Preferred Stocks (cost $2,457,101)	$ 3,346,062

37

The Hartford Capital Appreciation Fund
Schedule of Investments – (continued)
July 31, 2022  (Unaudited)

Shares or Principal Amount			Market Value†
EXCHANGE-TRADED FUNDS - 0.2%
	Other Investment Pools & Funds - 0.2%
57,447	iShares Russell 1000 Growth ETF (4)		$ 14,084,281
	Total Exchange-Traded Funds (cost $12,505,884)		$ 14,084,281
	Total Long-Term Investments (Cost $5,543,571,455)		$ 6,067,201,676
SHORT-TERM INVESTMENTS - 1.5%
	Repurchase Agreements - 1.3%
$ 79,756,269	Fixed Income Clearing Corp. Repurchase Agreement dated 07/29/2022 at 2.230%, due on 08/01/2022 with a maturity value of $79,771,090; collateralized by U.S. Treasury Bond at 1.125%, maturing 08/15/2040, with a market value of $81,351,434		$ 79,756,269
	Securities Lending Collateral - 0.2%
7,090,232	Goldman Sachs Financial Square Funds, Government Fund, Institutional Class, 2.06%(5)		7,090,232
5,019,494	HSBC US Government Money Market Fund, 2.18%(5)		5,019,494
2,301,961	Invesco Government & Agency Portfolio, Institutional Class, 2.12%(5)		2,301,961
			14,411,687
	Total Short-Term Investments (cost $94,167,956)		$ 94,167,956
	Total Investments (cost $5,637,739,411)	100.0%	$ 6,161,369,632
	Other Assets and Liabilities	(0.0)%	(331,360)
	Total Net Assets	100.0%	$ 6,161,038,272
Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.
For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
See “Glossary” for abbreviation descriptions.
*	Non-income producing.
(1)	These securities are valued in good faith at fair value as determined under policies and procedures established by and under the supervision of the Board of Directors. At July 31, 2022, the aggregate fair value of these securities are $32,874,541, which represented 0.5% of total net assets. This amount excludes securities that are principally traded in certain foreign markets and whose prices are adjusted pursuant to a third party pricing service methodology approved by the Board of Directors.
(2)	Investment in securities not registered under the Securities Act of 1933 (excluding securities acquired pursuant to Rule 144A and Regulation S). At the end of the period, the value of such restricted securities amounted to $32,874,541 or 0.5% of net assets.

Period Acquired	Security Name	Shares/ Par Value	Total Cost	Market Value
05/2014	Essence Group Holdings Corp. Series 3 Convertible Preferred	566,622	$ 895,999	$ 1,274,899
06/2015	HF Global, Inc.	806,800	10,846,942	16,563,604
07/2014	Lookout, Inc. Series F Convertible Preferred	77,707	887,655	630,204
09/2015	Rubicon Global Holdings LLC Series C Convertible Preferred	33,739	673,447	1,440,959
07/2021	Sharecare, Inc. Earnout	12,640	—	1,808
11/2013	Tory Burch LLC	316,327	24,792,580	12,963,067
			$ 38,096,623	$ 32,874,541

(3)	Investment valued using significant unobservable inputs.
(4)	Represents entire or partial securities on loan.
(5)	Current yield as of period end.

Futures Contracts Outstanding at July 31, 2022
Description	Number of Contracts	Expiration Date	Current Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Long position contracts:
Nasdaq 100 E-MINI Future	370	09/16/2022	$ 95,989,100	$ 4,196,987
Total futures contracts				$ 4,196,987
† For information regarding the Fund’s significant accounting policies, please refer to the Fund’s most recent shareholder report.
38

The Hartford Capital Appreciation Fund
Schedule of Investments – (continued)
July 31, 2022  (Unaudited)

Fair Value Summary
The following is a summary of the fair valuations according to the inputs used as of July 31, 2022 in valuing the Fund’s investments.
Description	Total	Level 1	Level 2	Level 3(1)
Assets
Common Stocks
Automobiles & Components	$ 36,198,568	$ 36,198,568	$ —	$ —
Banks	163,542,707	163,542,707	—	—
Capital Goods	593,708,788	577,145,184	—	16,563,604
Commercial & Professional Services	120,464,519	120,464,519	—	—
Consumer Durables & Apparel	222,609,601	222,609,601	—	—
Consumer Services	177,080,575	177,080,575	—	—
Diversified Financials	267,755,779	267,755,779	—	—
Energy	107,646,006	107,646,006	—	—
Food & Staples Retailing	71,277,531	71,277,531	—	—
Food, Beverage & Tobacco	233,111,452	233,111,452	—	—
Health Care Equipment & Services	597,588,431	597,588,431	—	—
Household & Personal Products	172,478,055	172,478,055	—	—
Insurance	384,876,017	384,876,017	—	—
Materials	255,423,047	255,423,047	—	—
Media & Entertainment	363,088,256	363,088,256	—	—
Pharmaceuticals, Biotechnology & Life Sciences	480,684,128	480,684,128	—	—
Real Estate	191,524,967	191,524,967	—	—
Retailing	292,238,744	279,275,677	—	12,963,067
Semiconductors & Semiconductor Equipment	103,218,210	103,218,210	—	—
Software & Services	797,841,488	797,839,680	—	1,808
Technology Hardware & Equipment	258,882,162	258,882,162	—	—
Transportation	101,693,438	101,693,438	—	—
Utilities	56,838,864	56,838,864	—	—
Convertible Preferred Stocks	3,346,062	—	—	3,346,062
Exchange-Traded Funds	14,084,281	14,084,281	—	—
Short-Term Investments	94,167,956	14,411,687	79,756,269	—
Futures Contracts(2)	4,196,987	4,196,987	—	—
Total	$ 6,165,566,619	$ 6,052,935,809	$ 79,756,269	$ 32,874,541

(1)	For the period ended July 31, 2022, investments valued at $37,515 were transferred into Level 3 due to the unavailability of significant observable inputs. There were no transfers out of Level 3.
(2)	Derivative instruments (excluding purchased and written options, if applicable) are valued at the unrealized appreciation/(depreciation) on the investments.
Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the period ended July 31, 2022 is not presented.
39

The Hartford Checks and Balances Fund
Schedule of Investments
July 31, 2022  (Unaudited)

Shares or Principal Amount			Market Value†
AFFILIATED INVESTMENT COMPANIES - 99.6%
	Domestic Equity Funds - 66.2%
13,449,558	The Hartford Capital Appreciation Fund, Class F		$ 489,160,416
15,677,622	The Hartford Dividend and Growth Fund, Class F		486,946,948
	Total Domestic Equity Funds (cost $859,377,887)		$ 976,107,364
	Taxable Fixed Income Funds - 33.4%
14,025,790	Hartford Total Return Bond ETF		491,603,939
	Total Affiliated Investment Companies (cost $1,404,524,940)		$ 1,467,711,303
SHORT-TERM INVESTMENTS - 0.3%
	Other Investment Pools & Funds - 0.3%
5,444,472	BlackRock Liquidity Funds, FedFund Portfolio, Institutional Class, 1.98%(1)		$ 5,444,472
	Total Short-Term Investments (cost $5,444,472)		$ 5,444,472
	Total Investments (cost $1,409,969,412)	99.9%	$ 1,473,155,775
	Other Assets and Liabilities	0.1%	773,568
	Total Net Assets	100.0%	$ 1,473,929,343
Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.
For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
See “Glossary” for abbreviation descriptions.

(1)	Current yield as of period end.
†	For information regarding the Fund’s significant accounting policies, please refer to the Fund’s most recent shareholder report.

Fair Value Summary
The following is a summary of the fair valuations according to the inputs used as of July 31, 2022 in valuing the Fund’s investments.
Description	Total	Level 1	Level 2	Level 3(1)
Assets
Affiliated Investment Companies	$ 1,467,711,303	$ 1,467,711,303	$ —	$ —
Short-Term Investments	5,444,472	5,444,472	—	—
Total	$ 1,473,155,775	$ 1,473,155,775	$ —	$ —

(1)	For the period ended July 31, 2022, there were no transfers in and out of Level 3.
40

Hartford Climate Opportunities Fund
Schedule of Investments
July 31, 2022  (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 94.0%
	Australia - 0.4%
3,491	Macquarie Group Ltd.	$ 446,790
	Austria - 0.2%
2,700	Lenzing AG	217,886
	Belgium - 0.5%
15,260	Umicore S.A.	552,753
	Canada - 1.2%
10,602	Canadian National Railway Co.	1,343,144
	Chile - 0.4%
28,194	Antofagasta plc	401,163
	China - 3.1%
792,692	China Longyuan Power Group Corp. Ltd. Class H	1,273,507
6,500	Contemporary Amperex Technology Co., Ltd. Class A*	493,884
112,260	LONGi Green Energy Technology Co., Ltd. Class A	1,028,559
62,000	Shenzhen Inovance Technology Co., Ltd. Class A	608,965
		3,404,915
	Denmark - 1.8%
75,385	Vestas Wind Systems A/S(1)	1,981,399
	France - 3.5%
35,993	Carrefour S.A.	613,394
12,556	Cie de Saint-Gobain	585,484
9,946	Legrand S.A.	814,266
10,082	Schneider Electric SE	1,394,379
19,849	Veolia Environnement S.A.	496,440
		3,903,963
	Germany - 4.6%
16,939	Bayerische Motoren Werke AG	1,384,142
42,728	Infineon Technologies AG	1,171,793
7,409	Knorr-Bremse AG	441,395
2,145	Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	486,284
14,460	Siemens AG	1,612,926
		5,096,540
	Ireland - 1.3%
9,522	Aptiv plc*	998,762
6,963	Kingspan Group plc	450,702
		1,449,464
	Israel - 3.0%
9,357	SolarEdge Technologies, Inc.*	3,369,736
	Italy - 0.7%
25,335	Prysmian S.p.A.	805,574
	Japan - 7.1%
5,100	Daikin Industries Ltd.	894,429
14,402	East Japan Railway Co.	751,885
22,872	Hitachi Ltd.	1,157,965
1,700	Keyence Corp.	673,781
100,980	Kubota Corp.	1,676,605
24,800	Nabtesco Corp.	594,360
7,600	Nidec Corp.	528,155
51,300	Sekisui Chemical Co., Ltd.	721,763
3,000	Shimano, Inc.	501,139
25,100	Sumitomo Forestry Co., Ltd.	389,716
		7,889,798
	Netherlands - 0.9%
8,267	Aalberts N.V.	354,290
5,746	Alfen Beheer B.V.*(2)	670,778
		1,025,068
Shares or Principal Amount		Market Value†
COMMON STOCKS - 94.0% - (continued)
	Norway - 1.5%
16,576	Borregaard ASA	$ 297,552
32,816	Mowi ASA	757,232
96,857	Norsk Hydro ASA	656,228
		1,711,012
	South Korea - 1.0%
2,344	Samsung SDI Co., Ltd.	1,030,304
1,708	SK IE Technology Co., Ltd.*(2)	108,124
		1,138,428
	Spain - 1.9%
16,104	Corp. Acciona Energias Renovables S.A.	705,781
3,223	Iberdrola S.A.(3)	34,357
113,143	Iberdrola S.A.	1,208,195
27,733	Soltec Power Holdings S.A.*	138,385
		2,086,718
	Sweden - 1.3%
67,149	Hexagon AB Class B	790,649
68,505	Nibe Industrier AB Class B	690,126
		1,480,775
	Switzerland - 0.7%
10,892	Swiss Re AG	817,301
	Taiwan - 1.1%
132,000	Chroma ATE, Inc.	762,112
60,000	Giant Manufacturing Co., Ltd.	490,907
		1,253,019
	United Kingdom - 4.5%
24,665	Atlantica Sustainable Infrastructure plc	879,554
38,227	ITM Power plc*	99,808
213,553	Kingfisher plc	675,654
144,511	National Grid plc	1,989,858
59,830	Persimmon plc	1,380,051
		5,024,925
	United States - 53.3%
7,349	Acuity Brands, Inc.	1,340,458
30,970	AECOM	2,229,840
609	Albemarle Corp.	148,785
17,531	Alphabet, Inc. Class A*	2,039,206
13,533	Amazon.com, Inc.*	1,826,278
13,336	American Water Works Co., Inc.	2,072,948
6,082	Aspen Technology, Inc.*	1,241,275
3,984	Autodesk, Inc.*	861,819
13,577	Avangrid, Inc.	661,607
9,371	Ball Corp.	688,019
10,154	ChargePoint Holdings, Inc.*(1)	153,427
22,686	Consolidated Edison, Inc.	2,252,039
4,316	Danaher Corp.	1,257,985
18,285	Darling Ingredients, Inc.*	1,266,785
6,227	Deere & Co.	2,136,982
3,895	Eaton Corp. plc	577,979
23,842	Eversource Energy	2,103,341
53,100	Exelon Corp.	2,468,619
34,490	First Solar, Inc.*	3,420,373
7,333	Fluence Energy, Inc.*(1)	100,756
15,792	FMC Corp.	1,754,491
29,163	Green Plains, Inc.*	1,050,451
28,057	Hannon Armstrong Sustainable Infrastructure Capital, Inc. REIT	1,012,577
2,142	Hubbell, Inc.	469,141
36,445	Johnson Controls International plc	1,964,750
20,135	Kroger Co.	935,069
4,691	Lowe's Cos., Inc.	898,467
9,964	Microsoft Corp.	2,797,293
7,400	Moody's Corp.	2,295,850
16,120	NextEra Energy, Inc.	1,361,979

41

Hartford Climate Opportunities Fund
Schedule of Investments – (continued)
July 31, 2022  (Unaudited)

Shares or Principal Amount			Market Value†
COMMON STOCKS - 94.0% - (continued)
	United States - 53.3% - (continued)
7,873	Owens Corning		$ 730,142
8,656	Plug Power, Inc.*		184,719
6,161	S&P Global, Inc.		2,322,266
10,882	Texas Instruments, Inc.		1,946,681
14,036	Verisk Analytics, Inc.		2,670,349
13,241	Waste Management, Inc.		2,178,939
24,936	Westinghouse Air Brake Technologies Corp.		2,330,768
77,862	Weyerhaeuser Co., REIT		2,827,948
8,611	Wolfspeed, Inc.*		717,296
			59,297,697
	Total Common Stocks (cost $95,081,453)		$ 104,698,068
SHORT-TERM INVESTMENTS - 3.3%
	Other Investment Pools & Funds - 1.2%
$ 1,388,383	Morgan Stanley Institutional Liquidity Funds, Treasury Portfolio, Institutional Class, 1.48%(4)		$ 1,388,383
	Repurchase Agreements - 1.9%
2,100,121	Fixed Income Clearing Corp. Repurchase Agreement dated 07/29/2022 at 2.230%, due on 08/01/2022 with a maturity value of $2,100,511; collateralized by U.S. Treasury Note at 0.625%, maturing 07/15/2032, with a market value of $2,142,166		2,100,121
	Securities Lending Collateral - 0.2%
85,282	Goldman Sachs Financial Square Funds, Government Fund, Institutional Class, 2.06%(4)		85,282
60,375	HSBC US Government Money Market Fund, 2.18%(4)		60,375
27,688	Invesco Government & Agency Portfolio, Institutional Class, 2.12%(4)		27,688
			173,345
	Total Short-Term Investments (cost $3,661,849)		$ 3,661,849
	Total Investments (cost $98,743,302)	97.3%	$ 108,359,917
	Other Assets and Liabilities	2.7%	2,973,215
	Total Net Assets	100.0%	$ 111,333,132
Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.
Prices of foreign equities that are principally traded on certain foreign markets will generally be adjusted daily pursuant to a fair value pricing service approved by the Board of Directors in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.
Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.
For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
See “Glossary” for abbreviation descriptions.

*	Non-income producing.
(1)	Represents entire or partial securities on loan.
(2)	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions that are exempt from registration (typically only to qualified institutional buyers) or in a public offering registered under the Securities Act of 1933. At July 31, 2022, the aggregate value of these securities was $778,902, representing 0.7% of net assets.
(3)	This security is valued in good faith at fair value as determined under policies and procedures established by and under the supervision of the Board of Directors. At July 31, 2022, the aggregate fair value of this security was $34,357, which represented 0.0% of total net assets. This amount excludes securities that are principally traded in certain foreign markets and whose prices are adjusted pursuant to a third party pricing service methodology approved by the Board of Directors.
(4)	Current yield as of period end.
†	For information regarding the Fund’s significant accounting policies, please refer to the Fund’s most recent shareholder report.

42

Hartford Climate Opportunities Fund
Schedule of Investments – (continued)
July 31, 2022  (Unaudited)

Fair Value Summary
The following is a summary of the fair valuations according to the inputs used as of July 31, 2022 in valuing the Fund’s investments.
Description	Total	Level 1	Level 2	Level 3(1)
Assets
Common Stocks
Australia	$ 446,790	$ —	$ 446,790	$ —
Austria	217,886	—	217,886	—
Belgium	552,753	—	552,753	—
Canada	1,343,144	1,343,144	—	—
Chile	401,163	—	401,163	—
China	3,404,915	—	3,404,915	—
Denmark	1,981,399	—	1,981,399	—
France	3,903,963	—	3,903,963	—
Germany	5,096,540	—	5,096,540	—
Ireland	1,449,464	998,762	450,702	—
Israel	3,369,736	3,369,736	—	—
Italy	805,574	—	805,574	—
Japan	7,889,798	—	7,889,798	—
Netherlands	1,025,068	—	1,025,068	—
Norway	1,711,012	—	1,711,012	—
South Korea	1,138,428	—	1,138,428	—
Spain	2,086,718	—	2,086,718	—
Sweden	1,480,775	—	1,480,775	—
Switzerland	817,301	—	817,301	—
Taiwan	1,253,019	—	1,253,019	—
United Kingdom	5,024,925	879,554	4,145,371	—
United States	59,297,697	59,297,697	—	—
Short-Term Investments	3,661,849	1,561,728	2,100,121	—
Total	$ 108,359,917	$ 67,450,621	$ 40,909,296	$ —

(1)	For the period ended July 31, 2022, there were no transfers in and out of Level 3.
43

The Hartford Conservative Allocation Fund
Schedule of Investments
July 31, 2022  (Unaudited)

Shares or Principal Amount		Market Value†
AFFILIATED INVESTMENT COMPANIES - 99.7%
	Domestic Equity Funds - 26.1%
295,887	Hartford Core Equity Fund, Class F	$ 12,634,398
245,603	Hartford Large Cap Growth ETF*	3,182,401
104,575	Hartford Multifactor US Equity ETF	4,182,090
64,662	Hartford Schroders Commodity Strategy ETF	1,620,746
134,056	Hartford Small Cap Value Fund, Class F	1,561,750
155,483	The Hartford Equity Income Fund, Class F	3,415,953
49,141	The Hartford Growth Opportunities Fund, Class F	1,806,419
97,284	The Hartford Small Company Fund, Class F	1,828,945
	Total Domestic Equity Funds (cost $26,415,130)	$ 30,232,702
	International/Global Equity Funds - 9.4%
137,148	Hartford Multifactor Developed Markets (ex-US) ETF	3,527,447
71,228	Hartford Schroders Emerging Markets Equity Fund, Class F	1,080,528
262,271	Hartford Schroders International Multi-Cap Value Fund, Class F	2,357,820
82,878	The Hartford International Growth Fund, Class F	1,139,567
180,428	The Hartford International Opportunities Fund, Class F	2,805,653
	Total International/Global Equity Funds (cost $11,384,266)	$ 10,911,015
	Taxable Fixed Income Funds - 64.2%
584,683	Hartford Core Bond ETF	21,384,547
1,930,050	Hartford Schroders Sustainable Core Bond Fund, Class F	17,795,060
530,030	The Hartford Inflation Plus Fund, Class F	5,708,422
1,349,636	The Hartford Strategic Income Fund, Class F	10,378,703
1,898,892	The Hartford World Bond Fund, Class F	19,121,842
	Total Taxable Fixed Income Funds (cost $80,694,252)	$ 74,388,574
	Total Affiliated Investment Companies (cost $118,493,648)	$ 115,532,291
Shares or Principal Amount			Market Value†
SHORT-TERM INVESTMENTS - 0.3%
	Other Investment Pools & Funds - 0.3%
362,892	BlackRock Liquidity Funds, FedFund Portfolio, Institutional Class, 1.98%(1)		$ 362,891
	Total Short-Term Investments (cost $362,892)		$ 362,891
	Total Investments (cost $118,856,540)	100.0%	$ 115,895,182
	Other Assets and Liabilities	0.0%	17,308
	Total Net Assets	100.0%	$ 115,912,490
Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.
For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
See “Glossary” for abbreviation descriptions.

*	Non-income producing.
(1)	Current yield as of period end.
†	For information regarding the Fund’s significant accounting policies, please refer to the Fund’s most recent shareholder report.

Fair Value Summary
The following is a summary of the fair valuations according to the inputs used as of July 31, 2022 in valuing the Fund’s investments.
Description	Total	Level 1	Level 2	Level 3(1)
Assets
Affiliated Investment Companies	$ 115,532,291	$ 115,532,291	$ —	$ —
Short-Term Investments	362,891	362,891	—	—
Total	$ 115,895,182	$ 115,895,182	$ —	$ —

(1)	For the period ended July 31, 2022, there were no transfers in and out of Level 3.
44

Hartford Core Equity Fund
Schedule of Investments
July 31, 2022  (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 99.6%
	Automobiles & Components - 1.7%
5,507,920	Ford Motor Co.	$ 80,911,345
114,679	Tesla, Inc.*	102,230,594
		183,141,939
	Banks - 4.5%
5,682,774	Bank of America Corp.	192,134,589
1,822,850	JP Morgan Chase & Co.	210,283,976
432,768	PNC Financial Services Group, Inc.	71,813,522
		474,232,087
	Capital Goods - 7.3%
900,449	AMETEK, Inc.	111,205,451
354,835	Deere & Co.	121,772,275
1,050,412	Fortune Brands Home & Security, Inc.	73,192,708
483,810	IDEX Corp.	100,995,338
517,951	Illinois Tool Works, Inc.	107,609,500
1,901,397	Johnson Controls International plc	102,504,312
1,557,855	Raytheon Technologies Corp.	145,207,665
		762,487,249
	Commercial & Professional Services - 1.6%
882,937	Leidos Holdings, Inc.	94,474,259
500,043	Republic Services, Inc. Class A	69,335,962
		163,810,221
	Consumer Durables & Apparel - 1.2%
1,090,732	NIKE, Inc. Class B	125,346,921
	Consumer Services - 2.0%
395,531	Airbnb, Inc. Class A*	43,896,031
609,422	McDonald's Corp.	160,503,472
		204,399,503
	Diversified Financials - 4.0%
1,013,077	American Express Co.	156,034,120
1,239,646	Charles Schwab Corp.	85,597,556
2,058,103	Morgan Stanley	173,498,083
		415,129,759
	Energy - 3.0%
1,142,123	ConocoPhillips	111,277,044
1,857,338	EOG Resources, Inc.	206,573,132
		317,850,176
	Food & Staples Retailing - 1.1%
1,365,807	Sysco Corp.	115,957,014
	Food, Beverage & Tobacco - 2.7%
642,170	Constellation Brands, Inc. Class A	158,172,893
1,281,062	Monster Beverage Corp.*	127,619,396
		285,792,289
	Health Care Equipment & Services - 8.2%
946,711	Abbott Laboratories	103,040,025
1,532,995	Baxter International, Inc.	89,925,486
495,783	Becton Dickinson and Co.	121,124,745
1,440,042	Hologic, Inc.*	102,790,198
360,431	Laboratory Corp. of America Holdings	94,501,404
643,182	UnitedHealth Group, Inc.	348,823,326
		860,205,184
	Household & Personal Products - 3.1%
1,166,789	Colgate-Palmolive Co.	91,872,966
1,649,998	Procter & Gamble Co.	229,201,222
		321,074,188
	Insurance - 2.2%
612,100	Chubb Ltd.	115,466,544
972,810	Progressive Corp.	111,931,519
		227,398,063
	Materials - 1.1%
858,219	PPG Industries, Inc.	110,959,135
Shares or Principal Amount		Market Value†
COMMON STOCKS - 99.6% - (continued)
	Media & Entertainment - 7.5%
4,750,460	Alphabet, Inc. Class A*	$ 552,573,507
585,451	Meta Platforms, Inc. Class A*	93,145,254
1,297,877	Walt Disney Co.*	137,704,750
		783,423,511
	Pharmaceuticals, Biotechnology & Life Sciences - 9.6%
507,700	Danaher Corp.	147,979,319
654,738	Eli Lilly & Co.	215,860,571
4,151,778	Pfizer, Inc.	209,706,307
209,613	Regeneron Pharmaceuticals, Inc.*	121,929,786
318,802	Thermo Fisher Scientific, Inc.	190,774,305
405,983	Vertex Pharmaceuticals, Inc.*	113,841,693
		1,000,091,981
	Real Estate - 1.9%
415,782	AvalonBay Communities, Inc. REIT	88,952,401
803,953	Prologis, Inc. REIT	106,572,010
		195,524,411
	Retailing - 5.7%
3,233,522	Amazon.com, Inc.*	436,363,794
2,618,612	TJX Cos., Inc.	160,154,310
		596,518,104
	Semiconductors & Semiconductor Equipment - 5.2%
1,031,633	Advanced Micro Devices, Inc.*	97,458,369
301,301	KLA Corp.	115,560,986
246,301	NVIDIA Corp.	44,735,651
801,030	QUALCOMM, Inc.	116,197,412
958,568	Texas Instruments, Inc.	171,478,229
		545,430,647
	Software & Services - 12.1%
869,108	Fidelity National Information Services, Inc.	88,788,073
560,422	Global Payments, Inc.	68,550,819
1,005,637	GoDaddy, Inc. Class A*	74,598,152
512,773	Mastercard, Inc. Class A	181,413,960
2,099,605	Microsoft Corp.	589,443,108
162,052	Palo Alto Networks, Inc.*	80,880,153
705,303	salesforce.com, Inc.*	129,789,858
333,218	Workday, Inc. Class A*	51,682,112
		1,265,146,235
	Technology Hardware & Equipment - 10.3%
3,343,156	Apple, Inc.	543,296,282
636,559	CDW Corp.	115,554,555
2,615,047	Corning, Inc.	96,129,128
507,932	F5, Inc.*	85,007,499
641,681	Motorola Solutions, Inc.	153,098,670
1,237,335	NetApp, Inc.	88,259,105
		1,081,345,239
	Telecommunication Services - 0.8%
1,879,383	Verizon Communications, Inc.	86,808,701
	Utilities - 2.8%
1,583,500	American Electric Power Co., Inc.	156,069,760
1,203,436	Duke Energy Corp.	132,293,720
		288,363,480
	Total Common Stocks (cost $7,297,718,619)	$ 10,410,436,037

45

Hartford Core Equity Fund
Schedule of Investments – (continued)
July 31, 2022  (Unaudited)

Shares or Principal Amount			Market Value†
SHORT-TERM INVESTMENTS - 0.3%
	Repurchase Agreements - 0.3%
$ 27,578,652	Fixed Income Clearing Corp. Repurchase Agreement dated 07/29/2022 at 2.230%, due on 08/01/2022 with a maturity value of $27,583,777; collateralized by U.S. Treasury Note at 0.625%, maturing 07/15/2032, with a market value of $28,130,251		$ 27,578,652
	Total Short-Term Investments (cost $27,578,652)		$ 27,578,652
	Total Investments (cost $7,325,297,271)	99.9%	$ 10,438,014,689
	Other Assets and Liabilities	0.1%	15,164,950
	Total Net Assets	100.0%	$ 10,453,179,639
Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.
Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.
For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
See “Glossary” for abbreviation descriptions.

*	Non-income producing.
†	For information regarding the Fund’s significant accounting policies, please refer to the Fund’s most recent shareholder report.

Fair Value Summary
The following is a summary of the fair valuations according to the inputs used as of July 31, 2022 in valuing the Fund’s investments.
Description	Total	Level 1	Level 2	Level 3(1)
Assets
Common Stocks
Automobiles & Components	$ 183,141,939	$ 183,141,939	$ —	$ —
Banks	474,232,087	474,232,087	—	—
Capital Goods	762,487,249	762,487,249	—	—
Commercial & Professional Services	163,810,221	163,810,221	—	—
Consumer Durables & Apparel	125,346,921	125,346,921	—	—
Consumer Services	204,399,503	204,399,503	—	—
Diversified Financials	415,129,759	415,129,759	—	—
Energy	317,850,176	317,850,176	—	—
Food & Staples Retailing	115,957,014	115,957,014	—	—
Food, Beverage & Tobacco	285,792,289	285,792,289	—	—
Health Care Equipment & Services	860,205,184	860,205,184	—	—
Household & Personal Products	321,074,188	321,074,188	—	—
Insurance	227,398,063	227,398,063	—	—
Materials	110,959,135	110,959,135	—	—
Media & Entertainment	783,423,511	783,423,511	—	—
Pharmaceuticals, Biotechnology & Life Sciences	1,000,091,981	1,000,091,981	—	—
Real Estate	195,524,411	195,524,411	—	—
Retailing	596,518,104	596,518,104	—	—
Semiconductors & Semiconductor Equipment	545,430,647	545,430,647	—	—
Software & Services	1,265,146,235	1,265,146,235	—	—
Technology Hardware & Equipment	1,081,345,239	1,081,345,239	—	—
Telecommunication Services	86,808,701	86,808,701	—	—
Utilities	288,363,480	288,363,480	—	—
Short-Term Investments	27,578,652	—	27,578,652	—
Total	$ 10,438,014,689	$ 10,410,436,037	$ 27,578,652	$ —

(1)	For the period ended July 31, 2022, there were no transfers in and out of Level 3.
46

The Hartford Dividend and Growth Fund
Schedule of Investments
July 31, 2022  (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 96.8%
	Banks - 4.7%
5,553,853	Bank of America Corp.	$ 187,775,770
3,423,063	JP Morgan Chase & Co.	394,884,548
956,248	PNC Financial Services Group, Inc.	158,679,793
		741,340,111
	Capital Goods - 6.4%
494,205	General Dynamics Corp.	112,021,447
2,427,780	Ingersoll Rand, Inc.	120,903,444
4,488,853	Johnson Controls International plc	241,994,065
467,936	Lockheed Martin Corp.	193,636,596
3,239,067	Otis Worldwide Corp.	253,197,867
943,640	Raytheon Technologies Corp.	87,956,685
		1,009,710,104
	Commercial & Professional Services - 0.2%
151,335	Waste Management, Inc.	24,903,688
	Consumer Services - 2.3%
1,374,394	Hilton Worldwide Holdings, Inc.	176,018,640
698,465	McDonald's Corp.	183,954,727
		359,973,367
	Diversified Financials - 6.3%
1,389,934	American Express Co.	214,077,635
190,006	BlackRock, Inc.	127,148,215
2,727,218	Charles Schwab Corp.	188,314,403
2,488,353	Morgan Stanley	209,768,158
663,640	S&P Global, Inc.	250,145,825
		989,454,236
	Energy - 4.3%
1,716,802	Chevron Corp.	281,177,832
2,252,482	ConocoPhillips	219,459,321
3,469,054	TotalEnergies SE ADR	177,129,897
		677,767,050
	Food & Staples Retailing - 2.7%
2,130,405	Sysco Corp.	180,871,384
1,849,851	Walmart, Inc.	244,272,825
		425,144,209
	Food, Beverage & Tobacco - 3.1%
4,407,583	Coca-Cola Co.	282,834,601
3,237,140	Mondelez International, Inc. Class A	207,306,446
		490,141,047
	Health Care Equipment & Services - 8.7%
2,655,078	Baxter International, Inc.	155,746,875
821,398	Becton Dickinson and Co.	200,675,745
481,071	Elevance Health, Inc.	229,518,974
625,359	HCA Healthcare, Inc.	132,838,759
2,518,091	Medtronic plc	232,973,779
754,122	UnitedHealth Group, Inc.	408,990,526
		1,360,744,658
	Household & Personal Products - 0.8%
1,646,330	Colgate-Palmolive Co.	129,632,024
	Insurance - 5.5%
2,747,404	American International Group, Inc.	142,233,105
1,075,045	Chubb Ltd.	202,796,489
2,269,228	MetLife, Inc.	143,528,671
2,357,614	Principal Financial Group, Inc.	157,818,681
2,101,621	Prudential Financial, Inc.	210,141,084
		856,518,030
	Materials - 3.2%
1,389,584	Celanese Corp. Class A	163,290,016
1,484,868	FMC Corp.	164,968,835
1,291,451	PPG Industries, Inc.	166,971,699
		495,230,550
Shares or Principal Amount		Market Value†
COMMON STOCKS - 96.8% - (continued)
	Media & Entertainment - 6.5%
6,422,903	Alphabet, Inc. Class A*	$ 747,112,077
7,482,401	Comcast Corp. Class A	280,739,685
		1,027,851,762
	Pharmaceuticals, Biotechnology & Life Sciences - 8.5%
1,264,833	Agilent Technologies, Inc.	169,614,105
2,732,548	AstraZeneca plc ADR	180,976,654
3,368,571	Bristol-Myers Squibb Co.	248,533,169
2,353,392	Merck & Co., Inc.	210,252,041
2,078,107	Novartis AG ADR	178,363,924
6,739,276	Pfizer, Inc.	340,400,831
		1,328,140,724
	Real Estate - 3.6%
886,031	American Tower Corp. REIT	239,963,776
7,728,510	Host Hotels & Resorts, Inc. REIT	137,644,763
578,750	Public Storage REIT	188,909,787
		566,518,326
	Retailing - 2.9%
512,796	Home Depot, Inc.	154,320,828
782,869	Lowe's Cos., Inc.	149,942,900
2,559,636	TJX Cos., Inc.	156,547,338
		460,811,066
	Semiconductors & Semiconductor Equipment - 2.6%
174,655	Broadcom, Inc.	93,524,259
1,495,457	Micron Technology, Inc.	92,508,970
1,200,458	Texas Instruments, Inc.	214,749,932
		400,783,161
	Software & Services - 11.7%
509,103	Accenture plc Class A	155,917,885
3,442,538	Cognizant Technology Solutions Corp. Class A	233,954,882
2,776,057	Fidelity National Information Services, Inc.	283,601,983
3,153,108	Microsoft Corp.	885,203,540
1,309,063	Visa, Inc. Class A	277,665,353
		1,836,343,643
	Technology Hardware & Equipment - 4.2%
2,721,829	Apple, Inc.	442,324,431
4,619,124	Cisco Systems, Inc.	209,569,656
		651,894,087
	Telecommunication Services - 2.0%
6,653,747	Verizon Communications, Inc.	307,336,574
	Transportation - 1.5%
1,838,339	Ryanair Holdings plc ADR*	134,198,747
414,991	Union Pacific Corp.	94,327,454
		228,526,201
	Utilities - 5.1%
1,227,296	Constellation Energy Corp.	81,124,265
2,094,050	Dominion Energy, Inc.	171,670,219
1,757,534	Duke Energy Corp.	193,205,713
3,823,488	Exelon Corp.	177,753,957
1,110,501	Sempra Energy	184,121,066
		807,875,220
	Total Common Stocks (cost $10,903,908,421)	$ 15,176,639,838

47

The Hartford Dividend and Growth Fund
Schedule of Investments – (continued)
July 31, 2022  (Unaudited)

Shares or Principal Amount			Market Value†
SHORT-TERM INVESTMENTS - 2.5%
	Repurchase Agreements - 2.5%
$ 388,601,808	Fixed Income Clearing Corp. Repurchase Agreement dated 07/29/2022 at 2.230%, due on 08/01/2022 with a maturity value of $388,674,023; collateralized by U.S. Treasury Note at 2.875%, maturing 05/15/2032, with a market value of $126,480,946 and collateralized by U.S. Treasury Note at 0.625%, maturing 07/15/2032, with a market value of $269,892,984		$ 388,601,808
	Total Short-Term Investments (cost $388,601,808)		$ 388,601,808
	Total Investments (cost $11,292,510,229)	99.3%	$ 15,565,241,646
	Other Assets and Liabilities	0.7%	115,780,426
	Total Net Assets	100.0%	$ 15,681,022,072
Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.
Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.
For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
See “Glossary” for abbreviation descriptions.

*	Non-income producing.
†	For information regarding the Fund’s significant accounting policies, please refer to the Fund’s most recent shareholder report.

Fair Value Summary
The following is a summary of the fair valuations according to the inputs used as of July 31, 2022 in valuing the Fund’s investments.
Description	Total	Level 1	Level 2	Level 3(1)
Assets
Common Stocks
Banks	$ 741,340,111	$ 741,340,111	$ —	$ —
Capital Goods	1,009,710,104	1,009,710,104	—	—
Commercial & Professional Services	24,903,688	24,903,688	—	—
Consumer Services	359,973,367	359,973,367	—	—
Diversified Financials	989,454,236	989,454,236	—	—
Energy	677,767,050	677,767,050	—	—
Food & Staples Retailing	425,144,209	425,144,209	—	—
Food, Beverage & Tobacco	490,141,047	490,141,047	—	—
Health Care Equipment & Services	1,360,744,658	1,360,744,658	—	—
Household & Personal Products	129,632,024	129,632,024	—	—
Insurance	856,518,030	856,518,030	—	—
Materials	495,230,550	495,230,550	—	—
Media & Entertainment	1,027,851,762	1,027,851,762	—	—
Pharmaceuticals, Biotechnology & Life Sciences	1,328,140,724	1,328,140,724	—	—
Real Estate	566,518,326	566,518,326	—	—
Retailing	460,811,066	460,811,066	—	—
Semiconductors & Semiconductor Equipment	400,783,161	400,783,161	—	—
Software & Services	1,836,343,643	1,836,343,643	—	—
Technology Hardware & Equipment	651,894,087	651,894,087	—	—
Telecommunication Services	307,336,574	307,336,574	—	—
Transportation	228,526,201	228,526,201	—	—
Utilities	807,875,220	807,875,220	—	—
Short-Term Investments	388,601,808	—	388,601,808	—
Total	$ 15,565,241,646	$ 15,176,639,838	$ 388,601,808	$ —

(1)	For the period ended July 31, 2022, there were no transfers in and out of Level 3.
48

Hartford Dynamic Bond Fund
Schedule of Investments
July 31, 2022  (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 77.7%
	Aerospace/Defense - 1.7%
	Boeing Co.
$ 135,000	2.20%, 02/04/2026	$ 125,860
180,000	3.83%, 03/01/2059	126,423
185,000	3.95%, 08/01/2059	135,414
200,000	Embraer Netherlands Finance B.V. 6.95%, 01/17/2028(1)	201,500
145,000	Howmet Aerospace, Inc. 5.90%, 02/01/2027	150,075
140,000	Spirit AeroSystems, Inc. 3.85%, 06/15/2026	125,650
		864,922
	Agriculture - 0.7%
245,000	Altria Group, Inc. 4.80%, 02/14/2029	243,728
130,000	BAT International Finance plc 4.45%, 03/16/2028	124,483
		368,211
	Auto Manufacturers - 1.2%
295,000	Ford Motor Credit Co. LLC 2.90%, 02/16/2028	258,494
250,000	General Motors Co. 5.40%, 10/15/2029	250,145
145,000	General Motors Financial Co., Inc. 2.40%, 10/15/2028	123,647
		632,286
	Biotechnology - 0.5%
280,000	Royalty Pharma plc 1.75%, 09/02/2027	248,346
	Chemicals - 4.3%
30,000	Avient Corp. 7.13%, 08/01/2030	30,913
200,000	Braskem Idesa SAPI 6.99%, 02/20/2032(1)	172,440
200,000	Braskem Netherlands Finance B.V. 4.50%, 01/10/2028(1)	187,272
280,000	Celanese US Holdings LLC 6.17%, 07/15/2027	284,308
150,000	Chemours Co. 4.63%, 11/15/2029(2)	131,625
290,000	NOVA Chemicals Corp. 4.25%, 05/15/2029(2)	251,935
	OCP S.A.
400,000	3.75%, 06/23/2031(1)	323,742
260,000	5.13%, 06/23/2051(1)	182,627
130,000	Olin Corp. 5.63%, 08/01/2029	124,800
200,000	Sasol Financing USA LLC 4.38%, 09/18/2026	181,260
370,000	Valvoline, Inc. 3.63%, 06/15/2031(2)	306,834
		2,177,756
	Commercial Banks - 1.8%
140,000	Bank of America Corp. 5.02%, 07/22/2033, (5.02% fixed rate until 07/22/2032; 3 mo. USD SOFR + 2.160% thereafter)(3)	146,101
250,000	HSBC Holdings plc 4.76%, 06/09/2028, (4.76% fixed rate until 06/09/2027; 3 mo. USD SOFR + 2.110% thereafter)(3)	248,387
200,000	Societe Generale S.A. 6.22%, 06/15/2033, (6.22% fixed rate until 06/15/2032; 12 mo. USD CMT + 3.200% thereafter)(2)(3)	196,607
400,000	UniCredit S.p.A. 1.98%, 06/03/2027, (1.98% fixed rate until 06/03/2026; 12 mo. USD CMT + 1.200% thereafter)(2)(3)	346,651
		937,746
	Commercial Services - 1.7%
200,000	Adani Ports & Special Economic Zone Ltd. 3.10%, 02/02/2031(1)	155,920
200,000	Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 S.a.r.l. 4.63%, 06/01/2028(2)	178,000
280,000	Block, Inc. 2.75%, 06/01/2026	261,394
140,000	Gartner, Inc. 3.63%, 06/15/2029(2)	127,846
140,000	Prime Security Services Borrower LLC / Prime Finance, Inc. 6.25%, 01/15/2028(2)	128,611
		851,771
	Construction Materials - 0.8%
200,000	Cemex S.A.B. de C.V. 3.88%, 07/11/2031(1)	160,500
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 77.7% - (continued)
	Construction Materials - 0.8% - (continued)
$ 145,000	Louisiana-Pacific Corp. 3.63%, 03/15/2029(2)	$ 125,753
135,000	Standard Industries, Inc. 4.75%, 01/15/2028(2)	128,250
		414,503
	Diversified Financial Services - 5.4%
	AerCap Ireland Capital DAC / AerCap Global Aviation Trust
300,000	3.00%, 10/29/2028	262,780
315,000	3.85%, 10/29/2041	239,567
255,000	Ally Financial, Inc. 4.75%, 06/09/2027	252,090
500,000	Capital One Financial Corp. 5.25%, 07/26/2030, 3 mo. USD SOFR + 2.600%	507,091
200,000	Imperial Brands Finance plc 6.13%, 07/27/2027	205,299
	Navient Corp.
55,000	5.00%, 03/15/2027	49,715
155,000	5.63%, 08/01/2033	120,257
	OneMain Finance Corp.
290,000	3.50%, 01/15/2027	246,626
295,000	3.88%, 09/15/2028	244,261
300,000	Rocket Mortgage LLC / Rocket Mortgage Co-Issuer, Inc. 4.00%, 10/15/2033(2)	242,405
145,000	SLM Corp. 3.13%, 11/02/2026	126,469
315,000	Synchrony Financial 2.88%, 10/28/2031	249,577
		2,746,137
	Electric - 6.8%
265,000	Calpine Corp. 4.50%, 02/15/2028(2)	257,050
125,000	Cleco Corporate Holdings LLC 3.74%, 05/01/2026	122,410
400,000	Enel Finance International N.V. 4.63%, 06/15/2027(2)	397,338
200,000	Engie Energia Chile S.A. 3.40%, 01/28/2030(1)	165,064
	FirstEnergy Corp.
150,000	2.25%, 09/01/2030	127,125
50,000	4.40%, 07/15/2027	48,985
268,813	Greenko Power II Ltd. 4.30%, 12/13/2028(1)	229,967
200,000	Infraestructura Energetica Nova S.A.B. de C.V. 4.88%, 01/14/2048(2)	144,650
200,000	Kallpa Generacion S.A. 4.13%, 08/16/2027(1)	183,000
265,000	Minejesa Capital B.V. 4.63%, 08/10/2030(1)	242,170
	Pacific Gas and Electric Co.
145,000	2.10%, 08/01/2027	123,984
450,000	3.50%, 08/01/2050	321,273
480,000	5.90%, 06/15/2032	479,778
	Southern California Edison Co.
175,000	2.95%, 02/01/2051	126,154
100,000	5.45%, 06/01/2052	103,814
120,000	Southern Co. 5.11%, 08/01/2027	122,930
265,000	Vistra Operations Co. LLC 4.30%, 07/15/2029(2)	245,392
		3,441,084
	Energy-Alternate Sources - 0.7%
197,250	Continuum Energy Levanter Pte Ltd. 4.50%, 02/09/2027(1)	163,362
180,000	TerraForm Power Operating LLC 5.00%, 01/31/2028(2)	172,963
		336,325
	Engineering & Construction - 1.0%
275,000	IHS Holding Ltd. 6.25%, 11/29/2028(1)	225,412
400,000	Mexico City Airport Trust 5.50%, 07/31/2047(2)	304,500
		529,912
	Entertainment - 1.5%
290,000	Caesars Entertainment, Inc. 4.63%, 10/15/2029(2)	245,862
145,000	Magallanes, Inc. 5.39%, 03/15/2062(2)	128,261
460,000	Penn National Gaming, Inc. 4.13%, 07/01/2029(2)	382,812
		756,935
	Environmental Control - 0.3%
140,000	GFL Environmental, Inc. 3.50%, 09/01/2028(2)	126,700

49

Hartford Dynamic Bond Fund
Schedule of Investments – (continued)
July 31, 2022  (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 77.7% - (continued)
	Food - 2.5%
$ 315,000	BRF S.A. 5.75%, 09/21/2050(1)	$ 236,922
255,000	JBS USA/Food/Finance 5.13%, 02/01/2028(2)	254,153
400,000	MARB BondCo plc 3.95%, 01/29/2031(1)	325,104
280,000	Post Holdings, Inc. 4.50%, 09/15/2031(2)	246,559
200,000	Sigma Alimentos S.A. de C.V. 4.13%, 05/02/2026(1)	193,250
		1,255,988
	Forest Products & Paper - 0.7%
	Suzano Austria GmbH
290,000	2.50%, 09/15/2028	245,474
155,000	3.13%, 01/15/2032	125,976
		371,450
	Gas - 0.5%
255,000	AmeriGas Partners L.P. / AmeriGas Finance Corp. 5.75%, 05/20/2027	256,785
	Healthcare - Products - 0.3%
120,000	Garden Spinco Corp. 8.63%, 07/20/2030(2)	126,004
	Healthcare - Services - 0.7%
145,000	Centene Corp. 2.45%, 07/15/2028	129,775
265,000	HCA, Inc. 3.13%, 03/15/2027(2)	249,441
		379,216
	Home Builders - 0.7%
260,000	KB Home 4.80%, 11/15/2029	233,896
130,000	M/I Homes, Inc. 4.95%, 02/01/2028	119,700
		353,596
	Home Furnishings - 0.5%
290,000	Tempur Sealy International, Inc. 4.00%, 04/15/2029(2)	249,852
	Housewares - 0.5%
275,000	Newell Brands, Inc. 5.63%, 04/01/2036	253,374
	Insurance - 1.6%
	Brighthouse Financial, Inc.
245,000	4.70%, 06/22/2047	201,061
125,000	5.63%, 05/15/2030	125,296
125,000	Equitable Holdings, Inc. 4.35%, 04/20/2028	125,887
260,000	Radian Group, Inc. 4.88%, 03/15/2027	253,752
125,000	Willis North America, Inc. 4.65%, 06/15/2027	126,022
		832,018
	Iron/Steel - 1.2%
200,000	CSN Resources S.A. 4.63%, 06/10/2031(2)	151,102
	JSW Steel Ltd.
200,000	3.95%, 04/05/2027(1)	169,725
200,000	5.05%, 04/05/2032(1)	156,893
121,000	Steel Dynamics, Inc. 1.65%, 10/15/2027	105,982
		583,702
	IT Services - 1.5%
125,000	HP, Inc. 4.75%, 01/15/2028	126,769
150,000	Kyndryl Holdings, Inc. 2.70%, 10/15/2028(2)	120,424
	Seagate HDD Cayman
145,000	3.13%, 07/15/2029	121,339
125,000	4.88%, 06/01/2027	123,981
250,000	Western Digital Corp. 4.75%, 02/15/2026	246,244
		738,757
	Leisure Time - 0.5%
275,000	Carnival Corp. 4.00%, 08/01/2028(2)	239,938
	Lodging - 1.4%
140,000	Hilton Domestic Operating Co., Inc. 3.75%, 05/01/2029(2)	126,767
	Las Vegas Sands Corp.
130,000	3.50%, 08/18/2026	122,009
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 77.7% - (continued)
	Lodging - 1.4% - (continued)
$ 135,000	3.90%, 08/08/2029	$ 120,779
	Sands China Ltd.
245,000	2.55%, 03/08/2027(2)	203,299
200,000	3.10%, 03/08/2029(2)	158,988
		731,842
	Media - 5.6%
140,000	CCO Holdings LLC / CCO Holdings Capital Corp. 4.50%, 08/15/2030(2)	124,449
	Charter Communications Operating LLC / Charter Communications Operating Capital
200,000	3.70%, 04/01/2051	141,915
1,090,000	3.85%, 04/01/2061	752,051
85,000	5.25%, 04/01/2053	75,052
205,000	Discovery Communications LLC 4.00%, 09/15/2055	150,310
305,000	DISH DBS Corp. 5.75%, 12/01/2028(2)	247,431
260,000	Paramount Global 3.38%, 02/15/2028	246,230
275,000	Sirius XM Radio, Inc. 4.00%, 07/15/2028(2)	255,475
200,000	UPC Broadband Finco B.V. 4.88%, 07/15/2031(2)	176,832
275,000	Virgin Media Secured Finance plc 4.50%, 08/15/2030(2)	246,469
470,000	Ziggo B.V. 4.88%, 01/15/2030(2)	433,880
		2,850,094
	Mining - 3.3%
285,000	AngloGold Ashanti Holdings plc 3.38%, 11/01/2028	247,786
200,000	Antofagasta plc 5.63%, 05/13/2032(2)	198,000
250,000	Constellium SE 3.75%, 04/15/2029(2)	213,125
360,000	FMG Resources August 2006 Pty Ltd. 4.38%, 04/01/2031(2)	313,200
	Freeport Indonesia PT
200,000	4.76%, 04/14/2027(2)	195,500
200,000	5.32%, 04/14/2032(2)	187,000
	Freeport-McMoRan, Inc.
205,000	4.13%, 03/01/2028	193,559
55,000	4.38%, 08/01/2028	52,179
105,000	5.45%, 03/15/2043	98,470
		1,698,819
	Office/Business Equipment - 1.0%
	CDW LLC / CDW Finance Corp.
280,000	3.25%, 02/15/2029	240,794
270,000	4.25%, 04/01/2028	249,054
		489,848
	Oil & Gas - 4.1%
130,000	CVR Energy, Inc. 5.75%, 02/15/2028(2)	117,650
260,000	Ecopetrol S.A. 4.63%, 11/02/2031	213,850
420,000	Energean Israel Finance Ltd. 5.38%, 03/30/2028(1)(2)	370,062
200,000	Kosmos Energy Ltd. 7.13%, 04/04/2026(1)	176,000
245,000	Leviathan Bond Ltd. 6.50%, 06/30/2027(1)(2)	234,934
200,000	Medco Bell Pte Ltd. 6.38%, 01/30/2027(1)	176,100
75,000	Northern Oil and Gas, Inc. 8.13%, 03/01/2028(2)	72,563
200,000	Petroleos del Peru S.A. 5.63%, 06/19/2047(1)	140,750
415,000	Petroleos Mexicanos 6.70%, 02/16/2032	332,415
270,000	Sunoco L.P. / Sunoco Finance Corp. 4.50%, 05/15/2029	243,526
		2,077,850
	Packaging & Containers - 1.6%
200,000	Ardagh Metal Packaging Finance USA LLC / Ardagh Metal Packaging Finance plc 4.00%, 09/01/2029(2)	172,000
260,000	Ardagh Packaging Finance plc / Ardagh Holdings USA, Inc. 4.13%, 08/15/2026(2)	228,800

50

Hartford Dynamic Bond Fund
Schedule of Investments – (continued)
July 31, 2022  (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 77.7% - (continued)
	Packaging & Containers - 1.6% - (continued)
$ 10,000	Clydesdale Acquisition Holdings, Inc. 6.63%, 04/15/2029(2)	$ 10,097
480,000	Klabin Austria GmbH 3.20%, 01/12/2031(2)	392,140
		803,037
	Pharmaceuticals - 0.3%
140,000	Teva Pharmaceutical Finance Netherlands III B.V. 3.15%, 10/01/2026	126,385
	Pipelines - 8.3%
280,000	AI Candelaria Spain S.A. 5.75%, 06/15/2033(1)	210,000
	Buckeye Partners L.P.
135,000	4.50%, 03/01/2028(2)	123,369
85,000	5.60%, 10/15/2044	62,279
405,000	5.85%, 11/15/2043	297,216
400,000	Cheniere Energy Partners L.P. 4.50%, 10/01/2029	387,534
260,000	DCP Midstream Operating L.P. 5.13%, 05/15/2029	254,580
200,000	EIG Pearl Holding S.a.r.l. 4.39%, 11/30/2046(2)	161,669
	Energy Transfer L.P.
120,000	5.50%, 06/01/2027	123,893
125,000	6.25%, 04/15/2049	125,956
260,000	EnLink Midstream Partners L.P. 5.05%, 04/01/2045	191,685
	EQM Midstream Partners L.P.
270,000	4.50%, 01/15/2029(2)	241,650
130,000	5.50%, 07/15/2028	122,858
190,000	6.50%, 07/15/2048	159,513
265,000	NuStar Logistics L.P. 5.63%, 04/28/2027	253,438
140,000	ONEOK, Inc. 3.10%, 03/15/2030	124,257
285,000	Peru LNG Srl 5.38%, 03/22/2030(1)	237,963
135,000	Plains All American Pipeline L.P. / PAA Finance Corp. 3.80%, 09/15/2030	122,649
265,000	Tallgrass Energy Partners L.P. / Tallgrass Energy Finance Corp. 6.00%, 03/01/2027(2)	246,183
	Targa Resources Corp.
240,000	5.20%, 07/01/2027	244,361
240,000	6.25%, 07/01/2052	254,714
	Targa Resources Partners L.P. / Targa Resources Partners Finance Corp.
125,000	5.00%, 01/15/2028	122,776
125,000	5.50%, 03/01/2030	123,599
		4,192,142
	Real Estate Investment Trusts - 2.4%
300,000	American Tower Corp. 2.10%, 06/15/2030	251,083
250,000	Crown Castle International Corp. 3.80%, 02/15/2028	243,205
185,000	Essex Portfolio L.P. 2.65%, 09/01/2050	120,516
125,000	GLP Capital L.P. / GLP Financing II, Inc. 5.75%, 06/01/2028	124,767
	Iron Mountain, Inc.
140,000	4.50%, 02/15/2031(2)	122,850
135,000	5.00%, 07/15/2028(2)	127,817
260,000	VICI Properties L.P. / VICI Note Co., Inc. 4.50%, 01/15/2028(2)	242,633
		1,232,871
	Retail - 1.7%
135,000	1011778 BC ULC / New Red Finance, Inc. 3.88%, 01/15/2028(2)	126,932
130,000	KFC Holding Co. / Pizza Hut Holdings LLC / Taco Bell of America LLC 4.75%, 06/01/2027(2)	129,720
150,000	LBM Acquisition LLC 6.25%, 01/15/2029(2)	113,250
280,000	PetSmart, Inc. 4.75%, 02/15/2028(2)	265,370
275,000	Staples, Inc. 7.50%, 04/15/2026(2)	242,429
		877,701
	Semiconductors - 2.0%
125,000	Broadcom, Inc. 4.11%, 09/15/2028	122,328
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 77.7% - (continued)
	Semiconductors - 2.0% - (continued)
	Qorvo, Inc.
$ 615,000	3.38%, 04/01/2031(2)	$ 505,474
270,000	4.38%, 10/15/2029	252,404
200,000	SK Hynix, Inc. 2.38%, 01/19/2031(1)	158,799
		1,039,005
	Software - 2.3%
405,000	Black Knight InfoServ LLC 3.63%, 09/01/2028(2)	373,612
135,000	MSCI, Inc. 4.00%, 11/15/2029(2)	127,200
265,000	Open Text Corp. 3.88%, 02/15/2028(2)	244,155
	Oracle Corp.
295,000	3.60%, 04/01/2050	216,795
270,000	4.10%, 03/25/2061	203,762
		1,165,524
	Telecommunications - 4.1%
200,000	Altice France S.A. 5.50%, 10/15/2029(2)	172,658
200,000	America Movil S.A.B. de C.V. 5.38%, 04/04/2032(2)	189,566
200,000	Bharti Airtel Ltd. 3.25%, 06/03/2031(1)	172,665
310,000	Embarq Corp. 8.00%, 06/01/2036	254,983
130,000	Frontier Communications Holdings LLC 5.88%, 10/15/2027(2)	128,068
150,000	Telecom Italia Capital S.A. 7.20%, 07/18/2036	124,407
200,000	Total Play Telecomunicaciones S.A. de C.V. 6.38%, 09/20/2028(1)	156,656
200,000	Tower Bersama Infrastructure Tbk PT 2.75%, 01/20/2026(1)	177,720
425,000	VTR Comunicaciones S.p.A. 5.13%, 01/15/2028(1)	310,989
425,000	Zayo Group Holdings, Inc. 4.00%, 03/01/2027(2)	370,117
		2,057,829
	Total Corporate Bonds (cost $39,053,237)	$ 39,416,261
FOREIGN GOVERNMENT OBLIGATIONS - 0.4%
	Colombia - 0.4%
205,000	Colombia Government International Bond 3.88%, 04/25/2027	$ 187,181
	Total Foreign Government Obligations (cost $183,721)	$ 187,181
U.S. GOVERNMENT SECURITIES - 12.5%
	U.S. Treasury Securities - 12.5%
	U.S. Treasury Bonds - 3.8%
920,000	2.88%, 05/15/2052	$ 901,456
995,000	3.25%, 05/15/2042	1,004,950
		1,906,406
	U.S. Treasury Notes - 8.7%
4,805,000	0.25%, 09/30/2025(4)(5)	4,431,674
		4,431,674
	Total U.S. Government Securities (cost $6,261,411)	$ 6,338,080

51

Hartford Dynamic Bond Fund
Schedule of Investments – (continued)
July 31, 2022  (Unaudited)

Shares or Principal Amount			Market Value†
ESCROWS - 0.7%(6)
	Semiconductors & Semiconductor Equipment - 0.7%
390,000	Entegris Escrow Corp. Expires 04/15/2029*(2)		$ 375,500
	Total Escrows (cost $367,845)		$ 375,500
	Total Long-Term Investments (Cost $45,866,214)		$ 46,317,022
	Total Investments (cost $45,866,214)	91.3%	$ 46,317,022
	Other Assets and Liabilities	8.7%	4,423,874
	Total Net Assets	100.0%	$ 50,740,896
Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.
The Fund may refer to any one or more of the industry classifications used by one or more widely recognized market indices, ratings group and/or as defined by Fund management. Industry classifications may not be identical across all security types.
Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.
For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
See “Glossary” for abbreviation descriptions.

*	Non-income producing.
(1)	Security is exempt from registration under Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At July 31, 2022, the aggregate value of these securities was $6,197,508, representing 12.2% of net assets.
(2)	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions that are exempt from registration (typically only to qualified institutional buyers) or in a public offering registered under the Securities Act of 1933. At July 31, 2022, the aggregate value of these securities was $15,516,401, representing 30.6% of net assets.
(3)	Fixed to variable rate investment. The rate shown reflects the fixed rate in effect at July 31, 2022. Rate will reset at a future date. Base lending rates may be subject to a floor or cap.
(4)	All, or a portion of the security, was pledged as collateral in connection with centrally cleared swap contracts. As of July 31, 2022, the market value of securities pledged was $193,684.
(5)	All, or a portion of the security, was pledged as collateral in connection with futures contracts. As of July 31, 2022, the market value of securities pledged was $69,173.
(6)	Share amount represents shares of the issuer previously held that resulted in receipt of the escrow.

Futures Contracts Outstanding at July 31, 2022
Description	Number of Contracts	Expiration Date	Current Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Short position contracts:
U.S. Treasury 5-Year Note Future	27	09/30/2022	$ (3,070,617)	$ (4,987)
Total futures contracts				$ (4,987)

Centrally Cleared Credit Default Swap Contracts Outstanding at July 31, 2022
Reference Entity	Notional Amount(1)		(Pay)/Receive Fixed Rate	Expiration Date	Periodic Payment Frequency	Cost Basis	Value†	Unrealized Appreciation/ (Depreciation)
Credit default swaps on indices:
Sell protection:
CDX.NA.HY.38.V2	USD	2,479,950	5.00%	06/20/2027	Quarterly	$ 14,717	$ 43,025	$ 28,308
Total centrally cleared credit default swap contracts						$ 14,717	$ 43,025	$ 28,308

(1)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
† For information regarding the Fund’s significant accounting policies, please refer to the Fund’s most recent shareholder report (when available).
52

Hartford Dynamic Bond Fund
Schedule of Investments – (continued)
July 31, 2022  (Unaudited)

Fair Value Summary
The following is a summary of the fair valuations according to the inputs used as of July 31, 2022 in valuing the Fund’s investments.
Description	Total	Level 1	Level 2	Level 3(1)
Assets
Corporate Bonds	$ 39,416,261	$ —	$ 39,416,261	$ —
Foreign Government Obligations	187,181	—	187,181	—
U.S. Government Securities	6,338,080	—	6,338,080	—
Escrows	375,500	—	375,500	—
Swaps - Credit Default(2)	28,308	—	28,308	—
Total	$ 46,345,330	$ —	$ 46,345,330	$ —
Liabilities
Futures Contracts(2)	$ (4,987)	$ (4,987)	$ —	$ —
Total	$ (4,987)	$ (4,987)	$ —	$ —

(1)	For the period ended July 31, 2022, there were no transfers in and out of Level 3.
(2)	Derivative instruments (excluding purchased and written options, if applicable) are valued at the unrealized appreciation/(depreciation) on the investments.
53

Hartford Emerging Markets Equity Fund
Schedule of Investments
July 31, 2022  (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 95.4%
	Brazil - 3.6%
745,600	Banco do Brasil S.A.	$ 5,183,362
163,600	Embraer S.A.*	371,523
427,624	JBS S.A.	2,639,746
206,100	Marfrig Global Foods S.A.	525,796
75,500	Sao Martinho S.A.	511,155
160,602	StoneCo Ltd. Class A*	1,538,567
331,700	Vale S.A.	4,471,517
		15,241,666
	Cayman Islands - 0.3%
323,768	Hello Group, Inc. ADR	1,450,481
	Chile - 0.2%
673,872	Cencosud S.A.	920,582
	China - 29.1%
776,200	37 Interactive Entertainment Network Technology Group Co., Ltd. Class A	2,256,399
1,462,400	3SBio, Inc.(1)	973,412
7,064,131	Agricultural Bank of China Ltd. Class H	2,329,906
1,039,400	Alibaba Group Holding Ltd.*	11,686,461
17,054	Alibaba Group Holding Ltd. ADR*	1,524,116
130,200	Anhui Yingjia Distillery Co., Ltd. Class A	1,055,119
17,596	Autohome, Inc. ADR	628,001
3,709,000	BAIC Motor Corp. Ltd. Class H(1)	998,118
7,723	Baidu, Inc. ADR*	1,054,730
20,966,205	Bank of China Ltd. Class H	7,455,272
4,386,624	Bank of Communications Co., Ltd. Class H	2,610,976
908,700	Bank of Nanjing Co., Ltd. Class A	1,395,454
904,513	Baoshan Iron & Steel Co., Ltd. Class A	763,002
97,200	BYD Co., Ltd. Class H	3,556,156
289,300	BYD Electronic International Co., Ltd.	743,268
73,700	CanSino Biologics, Inc. Class H(1)(2)	616,888
7,325,345	China Cinda Asset Management Co., Ltd. Class H	1,009,076
4,771,137	China CITIC Bank Corp. Ltd. Class H	1,994,240
456,500	China East Education Holdings Ltd.(1)	185,348
2,703,600	China Feihe Ltd.(1)	2,373,962
1,950,000	China Galaxy Securities Co., Ltd. Class H	964,329
1,269,500	China Hongqiao Group Ltd.	1,322,913
976,100	China Medical System Holdings Ltd.	1,551,713
77,316	China National Medicines Corp. Ltd. Class A	300,787
2,119,500	China Railway Group Ltd. Class A	1,819,246
1,445,000	China Resources Pharmaceutical Group Ltd.(1)	866,620
88,200	China Resources Sanjiu Medical & Pharmaceutical Co., Ltd. Class A	474,802
1,639,600	COFCO Joycome Foods Ltd.	711,354
1,008,149	COSCO Shipping Holdings Co., Ltd. Class H	1,512,508
2,122,600	Country Garden Holdings Co., Ltd.(2)	820,850
2,852,400	CSPC Pharmaceutical Group Ltd.	3,123,248
24,508	Daqo New Energy Corp. ADR*	1,585,668
2,312,000	Dongfeng Motor Group Co., Ltd. Class H	1,597,579
1,465,600	Guangzhou R&F Properties Co., Ltd. Class H	346,115
779,800	Haichang Ocean Park Holdings Ltd.*(1)	795,671
146,890	Huayu Automotive Systems Co., Ltd. Class A	478,416
1,144,297	Industrial Bank Co., Ltd. Class A	3,022,897
37,000	JD Health International, Inc.*(1)	280,646
111,099	JD.com, Inc. Class A	3,314,366
1,314,100	KWG Group Holdings Ltd.	266,235
3,350,000	Lenovo Group Ltd.	3,248,813
191,900	Li Auto, Inc. Class A*	3,098,754
230,700	Li Ning Co., Ltd.	1,871,353
2,904,600	Logan Group Co., Ltd.(2)(3)(4)	645,310
74,835	Lufax Holding Ltd. ADR	342,744
19,400	Luzhou Laojiao Co., Ltd. Class A	640,483
45,900	Meituan Class B*(1)	1,029,691
59,300	NetEase, Inc.	1,109,311
25,518	NetEase, Inc. ADR	2,372,664
14,129	Noah Holdings Ltd.*	245,845
Shares or Principal Amount		Market Value†
COMMON STOCKS - 95.4% - (continued)
	China - 29.1% - (continued)
204,900	North Industries Group Red Arrow Co., Ltd. Class A	$ 999,046
6,721,098	People's Insurance Co., Group of China Ltd. Class H	2,012,341
2,347,200	PetroChina Co., Ltd. Class A	1,819,428
17,121	Pinduoduo, Inc. ADR*	839,100
1,089,039	RLX Technology, Inc. ADR*	1,764,243
1,106,000	Seazen Group Ltd.*	379,029
953,400	Shaanxi Coal Industry Co., Ltd. Class A	2,704,310
238,100	Shanghai Fosun Pharmaceutical Group Co., Ltd. Class H	862,861
958,000	Shanghai International Port Group Co., Ltd. Class A	780,339
476,700	Shenzhen Overseas Chinese Town Co., Ltd. Class A	395,828
303,200	Sichuan Kelun Pharmaceutical Co., Ltd. Class A	991,748
5,846,400	Sihuan Pharmaceutical Holdings Group Ltd.	835,165
792,249	Sinotruk Hong Kong Ltd.	936,133
2,016,400	Sunac China Holdings Ltd.(2)(3)(4)	941,170
145,778	TBEA Co., Ltd. Class A	541,449
332,980	Tencent Holdings Ltd.	12,869,281
430,164	Tencent Music Entertainment Group ADR*	1,810,990
1,180,200	Topsports International Holdings Ltd.(1)	984,416
118,560	Vipshop Holdings Ltd. ADR*	1,086,010
180,000	Westone Information Industry, Inc. Class A	1,174,156
251,600	Yadea Group Holdings Ltd.(1)	542,609
89,900	Yankuang Energy Group Co., Ltd. Class H(2)	280,920
256,200	YTO Express Group Co., Ltd. Class A	735,519
408,200	Zhongsheng Group Holdings Ltd.	2,336,917
		123,593,843
	Czech Republic - 0.5%
49,600	CEZ AS	2,253,982
	Greece - 0.3%
382,500	Eurobank Ergasias Services & Holdings S.A.*	352,348
298,200	National Bank of Greece S.A.*	934,202
		1,286,550
	Hong Kong - 3.4%
4,176,100	China Jinmao Holdings Group Ltd.	969,133
960,400	China Power International Development Ltd.	544,046
221,800	China Resources Power Holdings Co., Ltd.	417,592
296,200	China Taiping Insurance Holdings Co., Ltd.	312,336
684,800	China Traditional Chinese Medicine Co., Ltd.	290,710
315,400	Geely Automobile Holdings Ltd.	625,405
635,096	Hopson Development Holdings Ltd.(2)	839,405
402,500	Kingboard Holdings Ltd.	1,177,597
829,500	Kunlun Energy Co., Ltd.	610,650
49,900	Orient Overseas International Ltd.	1,739,051
4,231,300	Shimao Group Holdings Ltd.(2)(3)(4)	1,905,996
6,567,200	Sino Biopharmaceutical Ltd.	3,807,287
1,584,100	Sun Art Retail Group Ltd.	467,023
3,209,700	Truly International Holdings Ltd.	721,718
		14,427,949
	Hungary - 0.2%
34,600	Richter Gedeon Nyrt	707,751
	India - 13.1%
38,200	Adani Green Energy Ltd.*	1,052,889
89,109	Adani Total Gas Ltd.	3,525,029
22,463	Adani Transmission Ltd.*	885,317
84,100	Aurobindo Pharma Ltd.	581,695
43,630	Balkrishna Industries Ltd.	1,278,083
410,400	Bandhan Bank Ltd.(1)	1,437,696
32,800	Bharat Dynamics Ltd.	336,225
47,614	Divi's Laboratories Ltd.	2,309,745
222,900	Hindalco Industries Ltd.	1,173,174
659,782	ICICI Bank Ltd.	6,862,231
327,918	Infosys Ltd.	6,432,512
122,800	Jindal Steel & Power Ltd.	604,102
189,000	LIC Housing Finance Ltd.	924,919

54

Hartford Emerging Markets Equity Fund
Schedule of Investments – (continued)
July 31, 2022  (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 95.4% - (continued)
	India - 13.1% - (continued)
39,100	Oberoi Realty Ltd.	$ 451,028
755,900	Oil & Natural Gas Corp. Ltd.	1,283,207
4,700	Page Industries Ltd.	2,906,640
793,808	Power Finance Corp. Ltd.	1,165,024
475,736	Power Grid Corp. of India Ltd.	1,288,322
17,100	Reliance Industries Ltd.	543,854
43,200	SRF Ltd.	1,329,972
851,400	Steel Authority of India Ltd.	831,330
52,900	Tata Consultancy Services Ltd.	2,212,742
29,145	Tata Elxsi Ltd.	3,212,688
127,400	Tata Power Co., Ltd.	358,654
998,120	Tata Steel Ltd.	1,358,508
118,311	Tech Mahindra Ltd.	1,573,231
165,800	Titan Co., Ltd.	4,937,804
603,300	TV18 Broadcast Ltd.*	283,656
242,879	United Spirits Ltd.*	2,393,534
94,650	Varun Beverages Ltd.	1,056,729
168,359	Vedanta Ltd.	542,259
4,903	WNS Holdings Ltd. ADR*	425,139
		55,557,938
	Indonesia - 1.6%
4,304,200	Adaro Energy Tbk PT	945,108
4,405,500	Astra International Tbk PT	1,881,580
5,581,400	Bank Mandiri Persero Tbk PT	3,124,235
293,200	United Tractors Tbk PT	640,763
		6,591,686
	Luxembourg - 0.1%
10,338	Ternium S.A. ADR	366,275
	Malaysia - 1.0%
951,200	Hartalega Holdings Bhd	585,617
1,717,400	Kossan Rubber Industries Bhd	482,603
876,300	Petronas Chemicals Group Bhd	1,750,537
2,489,403	Supermax Corp. Bhd	455,873
3,959,900	Top Glove Corp. Bhd	859,511
		4,134,141
	Mexico - 2.2%
869,200	America Movil S.A.B. de C.V. Series L	825,901
538,500	Fibra Uno Administracion S.A. de C.V. REIT	552,091
59,700	Grupo Aeroportuario del Pacifico S.A.B. de C.V. Class B	808,134
79,900	Grupo Aeroportuario del Sureste S.A.B. de C.V. Class B	1,502,130
494,400	Grupo Bimbo S.A.B. de C.V. Class A	1,749,820
286,300	Grupo Financiero Banorte S.A.B. de C.V. Class O	1,631,666
276,200	Grupo Financiero Inbursa S.A.B. de C.V. Class O*	510,385
253,000	Grupo Mexico S.A.B. de C.V. Series B	1,002,667
406,000	Orbia Advance Corp. S.A.B. de C.V.	899,014
		9,481,808
	Poland - 0.9%
74,882	Bank Polska Kasa Opieki S.A.	1,185,989
44,600	KGHM Polska Miedz S.A.	1,118,021
370	LPP S.A.	792,708
245,878	PGE Polska Grupa Energetyczna S.A.*	549,715
		3,646,433
	Qatar - 1.2%
1,030,324	Barwa Real Estate Co.	1,021,359
698,050	Industries Qatar QSC	3,286,561
201,200	Ooredoo QPSC	516,146
1,116,312	United Development Co. QSC	466,235
		5,290,301
	Russia - 0.0%
722,940	Gazprom PJSC ADR(3)(4)	—
59,500	Lukoil PJSC ADR(3)(4)	—
Shares or Principal Amount		Market Value†
COMMON STOCKS - 95.4% - (continued)
	Russia - 0.0% - (continued)
94,256	Magnit PJSC GDR(3)(4)	$ —
8,412	Novatek PJSC GDR(3)(4)	—
89,654	PhosAgro PJSC(3)(4)	—
432,620	Surgutneftegas PJSC ADR(3)(4)	—
		—
	Saudi Arabia - 4.3%
151,997	Al Rajhi Bank	3,625,914
502,407	Alinma Bank	5,089,613
246,208	Riyad Bank	2,392,596
59,700	SABIC Agri-Nutrients Co.	2,113,978
83,200	Saudi Arabian Mining Co.*	1,244,899
25,700	Saudi National Bank	479,651
18,950	Saudi Research & Media Group*	976,762
79,738	Saudi Telecom Co.	2,131,442
		18,054,855
	South Africa - 3.5%
28,800	Absa Group Ltd.	295,128
4,600	Anglo American Platinum Ltd.	352,869
79,460	Aspen Pharmacare Holdings Ltd.	696,405
116,200	Foschini Group Ltd.	848,358
113,531	Investec Ltd.	606,113
43,500	Kumba Iron Ore Ltd.(2)	1,296,330
410,367	MTN Group Ltd.	3,444,122
240,667	MultiChoice Group Ltd.	1,723,477
68,700	Nedbank Group Ltd.	898,029
515,700	Pepkor Holdings Ltd.(1)	626,783
94,167	Sasol Ltd.*	1,978,145
782,625	Sibanye Stillwater Ltd.	1,922,548
		14,688,307
	South Korea - 12.4%
3,200	BGF retail Co., Ltd.	445,801
137,511	BNK Financial Group, Inc.	719,530
82,169	Daewoo Engineering & Construction Co., Ltd.*	332,883
197,663	DGB Financial Group, Inc.	1,177,059
33,057	Hana Financial Group, Inc.	947,297
46,786	Hankook Tire & Technology Co., Ltd.	1,254,128
20,208	Hyundai Mobis Co., Ltd.	3,556,751
23,900	Hyundai Motor Co.	3,613,994
186,726	Industrial Bank of Korea	1,351,394
12,800	JYP Entertainment Corp.	548,979
107,172	KB Financial Group, Inc.	3,985,933
75,471	Kia Corp.	4,725,042
12,438	Korea Gas Corp.	356,562
65,000	KT Corp.	1,889,261
53,306	KT Corp. ADR	767,606
12,801	LG Electronics, Inc.	933,735
4,421	LG Innotek Co., Ltd.	1,239,558
34,800	NHN Corp.*	733,487
10,476	POSCO Holdings, Inc.	1,956,475
407,634	Samsung Electronics Co., Ltd.	19,295,413
14,342	SD Biosensor, Inc.	446,187
18,500	Shinhan Financial Group Co., Ltd.	509,475
18,400	SK Hynix, Inc.	1,390,981
48,977	Woori Financial Group, Inc.	449,447
		52,626,978
	Taiwan - 12.5%
1,986,200	Cathay Financial Holding Co., Ltd.	3,030,059
1,743,000	CTBC Financial Holding Co., Ltd.	1,339,094
298,500	E Ink Holdings, Inc.	1,963,768
435,000	Evergreen Marine Corp. Taiwan Ltd.	1,397,820
2,280,865	Fubon Financial Holding Co., Ltd.	4,284,405
64,800	Global Unichip Corp.	1,102,682
105,400	International Games System Co., Ltd.	1,249,236
18,600	Lotes Co., Ltd.	436,330
236,159	MediaTek, Inc.	5,441,122

55

Hartford Emerging Markets Equity Fund
Schedule of Investments – (continued)
July 31, 2022  (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 95.4% - (continued)
	Taiwan - 12.5% - (continued)
219,600	Micro-Star International Co., Ltd.	$ 869,374
68,200	Nan Ya Printed Circuit Board Corp.	552,539
499,600	Nanya Technology Corp.	877,717
39,300	Parade Technologies Ltd.	1,479,974
815,600	Pou Chen Corp.	732,316
89,300	Realtek Semiconductor Corp.	1,026,926
829,000	Ruentex Development Co., Ltd.	1,523,123
1,302,676	Taiwan Semiconductor Manufacturing Co., Ltd.	22,340,327
148,000	Unimicron Technology Corp.	789,535
1,480,824	United Microelectronics Corp.	1,992,092
385,000	Winbond Electronics Corp.	299,731
138,500	Yang Ming Marine Transport Corp.	417,686
		53,145,856
	Thailand - 2.9%
247,700	Bangkok Bank PCL	894,578
224,500	Bumrungrad Hospital PCL	1,109,997
697,400	Kasikornbank PCL	2,739,166
485,300	Kiatnakin Phatra Bank PCL	866,843
1,355,800	Krung Thai Bank PCL	585,635
975,500	PTT Exploration & Production PCL	4,306,405
668,300	Thai Vegetable Oil PCL	553,739
364,500	Thonburi Healthcare Group PCL	641,167
23,680,400	TMBThanachart Bank PCL	771,977
		12,469,507
	Turkey - 0.4%
365,900	Haci Omer Sabanci Holding AS(2)	405,795
146,300	KOC Holding AS	302,401
4,517,390	Yapi ve Kredi Bankasi AS(2)	1,197,645
		1,905,841
	United Arab Emirates - 1.7%
945,200	Abu Dhabi Commercial Bank PJSC	2,349,352
559,945	Abu Dhabi Islamic Bank PJSC	1,387,670
992,247	Aldar Properties PJSC	1,325,558
167,137	Emirates NBD Bank PJSC	629,037
268,735	First Abu Dhabi Bank PJSC	1,422,279
		7,113,896
	Total Common Stocks (cost $438,124,993)	$ 404,956,626
PREFERRED STOCKS - 2.1%
	Brazil - 2.1%
162,006	Cia Energetica de Minas Gerais (Preference Shares)	$ 351,935
92,100	Gerdau S.A. (Preference Shares)	435,393
1,240,200	Petroleo Brasileiro S.A. (Preference Shares)	8,185,545
		8,972,873
	Total Preferred Stocks (cost $6,456,944)	$ 8,972,873
	Total Long-Term Investments (cost $444,581,937)	$ 413,929,499
SHORT-TERM INVESTMENTS - 2.0%
	Repurchase Agreements - 1.6%
6,815,530	Fixed Income Clearing Corp. Repurchase Agreement dated 07/29/2022 at 2.230%, due on 08/01/2022 with a maturity value of $6,816,797; collateralized by U.S. Treasury Note at 1.875%, maturing 02/15/2032, with a market value of $6,951,925	$ 6,815,530
Shares or Principal Amount			Market Value†
SHORT-TERM INVESTMENTS - 2.0% - (continued)
	Securities Lending Collateral - 0.4%
812,688	Goldman Sachs Financial Square Funds, Government Fund, Institutional Class, 2.06%(5)		$ 812,688
575,338	HSBC US Government Money Market Fund, 2.18%(5)		575,338
263,853	Invesco Government & Agency Portfolio, Institutional Class, 2.12%(5)		263,853
			1,651,879
	Total Short-Term Investments (cost $8,467,409)		$ 8,467,409
	Total Investments (cost $453,049,346)	99.5%	$ 422,396,908
	Other Assets and Liabilities	0.5%	2,300,457
	Total Net Assets	100.0%	$ 424,697,365
Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.
Prices of foreign equities that are principally traded on certain foreign markets will generally be adjusted daily pursuant to a fair value pricing service approved by the Board of Directors in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.
Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.
For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
See “Glossary” for abbreviation descriptions.

*	Non-income producing.
(1)	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions that are exempt from registration (typically only to qualified institutional buyers) or in a public offering registered under the Securities Act of 1933. At July 31, 2022, the aggregate value of these securities was $11,711,860, representing 2.8% of net assets.
(2)	Represents entire or partial securities on loan.
(3)	These securities are valued in good faith at fair value as determined under policies and procedures established by and under the supervision of the Board of Directors. At July 31, 2022, the aggregate fair value of these securities are $3,492,476, which represented 0.8% of total net assets. This amount excludes securities that are principally traded in certain foreign markets and whose prices are adjusted pursuant to a third party pricing service methodology approved by the Board of Directors.
(4)	Investment valued using significant unobservable inputs.
(5)	Current yield as of period end.

56

Hartford Emerging Markets Equity Fund
Schedule of Investments – (continued)
July 31, 2022  (Unaudited)

Futures Contracts Outstanding at July 31, 2022
Description	Number of Contracts	Expiration Date	Current Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Long position contracts:
MSCI Emerging Markets Index Future	85	09/16/2022	$ 4,243,625	$ (63,696)
Total futures contracts				$ (63,696)
† For information regarding the Fund’s significant accounting policies, please refer to the Fund’s most recent shareholder report.
Fair Value Summary
The following is a summary of the fair valuations according to the inputs used as of July 31, 2022 in valuing the Fund’s investments.
Description	Total	Level 1	Level 2	Level 3(1)
Assets
Common Stocks
Brazil	$ 15,241,666	$ 15,241,666	$ —	$ —
Cayman Islands	1,450,481	1,450,481	—	—
Chile	920,582	920,582	—	—
China	123,593,843	15,958,421	106,048,942	1,586,480
Czech Republic	2,253,982	—	2,253,982	—
Greece	1,286,550	—	1,286,550	—
Hong Kong	14,427,949	—	12,521,953	1,905,996
Hungary	707,751	—	707,751	—
India	55,557,938	425,139	55,132,799	—
Indonesia	6,591,686	—	6,591,686	—
Luxembourg	366,275	366,275	—	—
Malaysia	4,134,141	1,041,490	3,092,651	—
Mexico	9,481,808	9,481,808	—	—
Poland	3,646,433	—	3,646,433	—
Qatar	5,290,301	466,235	4,824,066	—
Russia	—	—	—	—
Saudi Arabia	18,054,855	18,054,855	—	—
South Africa	14,688,307	3,804,731	10,883,576	—
South Korea	52,626,978	767,606	51,859,372	—
Taiwan	53,145,856	—	53,145,856	—
Thailand	12,469,507	8,835,763	3,633,744	—
Turkey	1,905,841	1,603,440	302,401	—
United Arab Emirates	7,113,896	—	7,113,896	—
Preferred Stocks	8,972,873	8,972,873	—	—
Short-Term Investments	8,467,409	1,651,879	6,815,530	—
Total	$ 422,396,908	$ 89,043,244	$ 329,861,188	$ 3,492,476
Liabilities
Futures Contracts(2)	$ (63,696)	$ (63,696)	$ —	$ —
Total	$ (63,696)	$ (63,696)	$ —	$ —

(1)	For the period ended July 31, 2022, investments valued at $14,049,417 were transferred into Level 3 due to the unavailability of active market pricing. There were no transfers out of Level 3.
(2)	Derivative instruments (excluding purchased and written options, if applicable) are valued at the unrealized appreciation/(depreciation) on the investments.
Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the period ended July 31, 2022 is not presented.
57

The Hartford Emerging Markets Local Debt Fund
Schedule of Investments
July 31, 2022  (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 31.6%
	Argentina - 0.2%
$ 240,000	YPF S.A. 6.95%, 07/21/2027(1)	$ 133,614
	Bermuda - 0.7%
	Ooredoo International Finance Ltd.
200,000	2.63%, 04/08/2031(1)	179,911
215,000	3.25%, 02/21/2023(1)	214,525
		394,436
	Brazil - 0.3%
200,000	Banco do Brasil S.A. 4.88%, 01/11/2029(2)	186,500
	British Virgin Islands - 1.2%
120,000	Central American Bottling Corp. / CBC Bottling Holdco SL / Beliv Holdco SL 5.25%, 04/27/2029(2)	113,506
200,000	Gold Fields Orogen Holdings BVI Ltd. 6.13%, 05/15/2029(1)	203,868
200,000	Huarong Finance Co., Ltd. 3.25%, 11/13/2024(1)	178,787
168,653	Star Energy Geothermal Wayang Windu Ltd. 6.75%, 04/24/2033(1)	160,098
		656,259
	Bulgaria - 0.3%
EUR 200,000	Bulgarian Energy Holding 2.45%, 07/22/2028(1)	163,467
	Cayman Islands - 3.4%
$ 265,000	ADCB Finance Cayman Ltd. 4.00%, 03/29/2023(2)	265,049
191,905	Bioceanico Sovereign Certificate Ltd. 0.00%, 06/05/2034(2)(3)	119,940
200,000	CDBL Funding 2.00%, 03/04/2026(1)	186,765
205,000	Country Garden Holdings Co., Ltd. 5.63%, 01/14/2030(1)	65,499
300,000	IHS Holding Ltd. 5.63%, 11/29/2026(1)	248,892
200,000	MAF Global Securities Ltd. 6.38%, 03/20/2026, (6.38% fixed rate until 03/20/2026; 5 year USD CMT + 3.539% thereafter)(1)(4)(5)	189,900
200,000	Meituan 3.05%, 10/28/2030(1)	144,530
290,000	QNB Finance Ltd. 2.63%, 05/12/2025(1)	279,651
200,000	Sands China Ltd. 2.55%, 03/08/2027(2)	165,959
49,609	Sparc EM SPC Panama Metro 0.00%, 12/05/2022(1)(3)	48,617
170,000	Termocandelaria Power Ltd. 7.88%, 01/30/2029(1)	150,618
		1,865,420
	Chile - 1.7%
229,380	Alfa Desarrollo S.p.A. 4.55%, 09/27/2051(1)	165,154
205,000	Cia Cervecerias Unidas S.A. 3.35%, 01/19/2032(1)	175,784
200,000	Empresa Nacional de Telecomunicaciones S.A. 4.75%, 08/01/2026(1)	195,623
200,000	Inversiones CMPC S.A. 4.75%, 09/15/2024(1)	198,500
280,000	VTR Comunicaciones S.p.A. 4.38%, 04/15/2029(1)	184,153
		919,214
	China - 0.4%
225,000	Industrial & Commercial Bank of China Ltd. 4.88%, 09/21/2025(2)	231,032
	Colombia - 0.8%
200,000	Bancolombia S.A. 3.00%, 01/29/2025	188,300
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 31.6% - (continued)
	Colombia - 0.8% - (continued)
	Ecopetrol S.A.
$ 70,000	4.63%, 11/02/2031	$ 57,575
100,000	5.38%, 06/26/2026	96,800
110,000	6.88%, 04/29/2030	104,888
		447,563
	Dominican Republic - 0.3%
200,000	Aeropuertos Dominicanos Siglo XXI S.A. 6.75%, 03/30/2029(1)	183,140
	Guatemala - 0.3%
200,000	CT Trust 5.13%, 02/03/2032(2)	178,764
	Hong Kong - 0.9%
260,000	AIA Group Ltd. 3.38%, 04/07/2030(1)	249,632
275,000	CMB Wing Lung Bank Ltd. 3.75%, 11/22/2027, (3.75% fixed rate until 11/22/2022; 5 year USD CMT + 1.750% thereafter)(1)(4)	274,450
		524,082
	India - 0.9%
200,000	Bharti Airtel Ltd. 3.25%, 06/03/2031(1)	172,665
200,000	Shriram Transport Finance Co., Ltd. 4.15%, 07/18/2025(1)	177,032
200,000	Summit Digitel Infrastructure Ltd. 2.88%, 08/12/2031(1)	155,856
		505,553
	Indonesia - 1.3%
200,000	Bank Negara Indonesia Persero Tbk PT 3.75%, 03/30/2026(1)	180,556
200,000	Freeport Indonesia PT 5.32%, 04/14/2032(2)	187,000
205,000	Indofood CBP Sukses Makmur Tbk PT 3.40%, 06/09/2031(1)	172,278
200,000	Tower Bersama Infrastructure Tbk PT 2.75%, 01/20/2026(1)	177,720
		717,554
	Ireland - 0.0%
200,000	PJSC Koks via IMH Capital DAC 5.90%, 09/23/2025(2)	10,000
	Isle of Man - 0.3%
200,000	AngloGold Ashanti Holdings plc 3.38%, 11/01/2028	173,885
	Israel - 1.4%
200,000	Bank Hapoalim BM 3.26%, 01/21/2032, (3.26% fixed rate until 01/21/2027; 5 year USD CMT + 2.155% thereafter)(1)(2)(4)	172,046
	Energean Israel Finance Ltd.
135,000	4.50%, 03/30/2024(1)(2)	128,547
95,000	4.88%, 03/30/2026(1)(2)	87,067
45,000	5.88%, 03/30/2031(1)(2)	38,273
200,000	Israel Electric Corp. Ltd. 4.25%, 08/14/2028(1)(2)	197,837
	Leviathan Bond Ltd.
60,000	6.50%, 06/30/2027(1)(2)	57,535
105,000	6.75%, 06/30/2030(1)(2)	98,883
		780,188

58

The Hartford Emerging Markets Local Debt Fund
Schedule of Investments – (continued)
July 31, 2022  (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 31.6% - (continued)
	Jersey - 0.6%
	Galaxy Pipeline Assets Bidco Ltd.
$ 192,172	2.16%, 03/31/2034(2)	$ 167,494
200,000	2.63%, 03/31/2036(1)	168,732
		336,226
	Luxembourg - 1.4%
200,000	Aegea Finance S.a.r.l. 6.75%, 05/20/2029(2)	194,000
200,000	CSN Resources S.A. 5.88%, 04/08/2032(2)	159,591
200,000	EIG Pearl Holding S.a.r.l. 3.55%, 08/31/2036(2)	174,513
200,000	Kernel Holding S.A. 6.50%, 10/17/2024(2)	78,192
180,000	Millicom International Cellular S.A. 5.13%, 01/15/2028(2)	165,348
235,000	VTB Bank OJSC Via VTB Capital S.A. 6.95%, 10/17/2022(1)(6)(7)(8)	—
		771,644
	Mauritius - 1.1%
200,000	Azure Power Solar Energy Pvt Ltd. 5.65%, 12/24/2024(1)	194,400
200,000	MTN Mauritius Investments Ltd. 6.50%, 10/13/2026(1)	197,786
200,000	Network i2i Ltd. 5.65%, 01/15/2025, (5.65% fixed rate until 01/15/2025; 5 year USD CMT + 4.274% thereafter)(1)(4)(5)	193,960
		586,146
	Mexico - 1.4%
200,000	BBVA Bancomer S.A. 6.75%, 09/30/2022(1)	200,250
200,000	Braskem Idesa SAPI 6.99%, 02/20/2032(2)	172,440
200,000	Mexico City Airport Trust 4.25%, 10/31/2026(1)	188,435
200,000	Sigma Alimentos S.A. de C.V. 4.13%, 05/02/2026(1)	193,250
		754,375
	Morocco - 0.4%
255,000	OCP S.A. 6.88%, 04/25/2044(1)	217,637
	Netherlands - 2.3%
405,000	Braskem Netherlands Finance B.V. 4.50%, 01/31/2030(1)	369,563
388,000	Greenko Dutch B.V. 3.85%, 03/29/2026(2)	339,384
200,000	Prosus N.V. 3.26%, 01/19/2027(1)	180,656
315,000	Teva Pharmaceutical Finance Netherlands III B.V. 3.15%, 10/01/2026	284,366
200,000	VEON Holdings B.V. 3.38%, 11/25/2027(1)	91,348
		1,265,317
	Peru - 1.3%
105,000	Banco de Credito del Peru S.A. 3.13%, 07/01/2030, (3.13% fixed rate until 07/01/2025; 5 year USD CMT + 3.000% thereafter)(1)(4)	95,681
295,000	Kallpa Generacion S.A. 4.13%, 08/16/2027(2)	269,925
200,000	Peru LNG Srl 5.38%, 03/22/2030(1)	166,992
200,000	SAN Miguel Industrias Pet S.A. 3.50%, 08/02/2028(2)	166,030
		698,628
	Qatar - 0.3%
215,000	Qatar Energy 2.25%, 07/12/2031(1)	191,065
	Saudi Arabia - 0.4%
200,000	Saudi Arabian Oil Co. 3.50%, 04/16/2029(1)	195,640
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 31.6% - (continued)
	Singapore - 1.7%
$ 205,000	BOC Aviation Ltd. 3.88%, 04/27/2026(2)(9)	$ 201,320
200,000	Medco Laurel Tree Pte Ltd. 6.95%, 11/12/2028(2)	172,100
205,000	Oversea-Chinese Banking Corp. Ltd. 1.83%, 09/10/2030, (1.83% fixed rate until 09/10/2025; 5 year USD CMT + 1.580% thereafter)(1)(4)	188,594
200,000	United Overseas Bank Ltd. 3.86%, 10/07/2032, (3.86% fixed rate until 10/07/2027; 5 year USD CMT + 1.450% thereafter)(2)(4)	194,020
200,000	Vena Energy Capital Pte Ltd. 3.13%, 02/26/2025(1)	190,774
		946,808
	South Korea - 1.7%
200,000	Hana Bank 3.25%, 03/30/2027(2)	195,326
200,000	Kia Corp. 2.75%, 02/14/2027(2)	187,815
200,000	POSCO Holdings, Inc. 4.50%, 08/04/2027(2)	199,428
200,000	Shinhan Bank Co., Ltd. 4.38%, 04/13/2032(2)	197,099
200,000	Woori Bank 2.00%, 01/20/2027(2)	185,732
		965,400
	Spain - 0.3%
250,000	AI Candelaria Spain S.A. 5.75%, 06/15/2033(2)	187,500
	Thailand - 0.7%
200,000	Bangkok Bank PCL 3.73%, 09/25/2034, (3.73% fixed rate until 09/25/2029; 5 year USD CMT + 1.900% thereafter)(1)(4)	176,700
200,000	GC Treasury Centre Co., Ltd. 4.40%, 03/30/2032(2)	185,951
		362,651
	Turkey - 0.3%
200,000	Zorlu Yenilenebilir Enerji AS 9.00%, 06/01/2026(2)	137,512
	United Arab Emirates - 1.7%
199,600	Acwa Power Management And Investments One Ltd. 5.95%, 12/15/2039(1)	239,520
200,000	Emirates Semb Corp. Water & Power Co. PJSC 4.45%, 08/01/2035(1)	184,000
400,000	NBK SPC Ltd. 1.63%, 09/15/2027, (1.63% fixed rate until 09/15/2026; 1 mo. USD SOFR + 1.050% thereafter)(2)(4)	359,460
200,000	Sweihan PV Power Co. PJSC 3.63%, 01/31/2049(2)	168,120
		951,100
	United Kingdom - 0.3%
200,000	Tullow Oil plc 7.00%, 03/01/2025(1)	165,100
	United States - 1.3%
200,000	BOC Aviation USA Corp. 1.63%, 04/29/2024(1)	190,984
215,000	DAE Funding LLC 3.38%, 03/20/2028(1)	189,200
200,000	Kosmos Energy Ltd. 7.50%, 03/01/2028(2)	162,707
200,000	Stillwater Mining Co. 4.50%, 11/16/2029(1)	158,060
		700,951
	Total Corporate Bonds (cost $19,481,441)	$ 17,504,371

59

The Hartford Emerging Markets Local Debt Fund
Schedule of Investments – (continued)
July 31, 2022  (Unaudited)

Shares or Principal Amount		Market Value†
FOREIGN GOVERNMENT OBLIGATIONS - 62.8%
	Argentina - 0.2%
	Argentine Bonos del Tesoro
ARS 5,840,763	15.50%, 10/17/2026	$ 13,672
8,645,000	16.00%, 10/17/2023	39,403
3,970,000	Autonomous City of Buenos Aires Argentina 47.45%, 03/29/2024, BADLAR + 3.250%(10)	31,357
		84,432
	Brazil - 3.3%
	Brazil Letras do Tesouro Nacional
BRL 327,000	0.00%, 07/01/2023(3)	56,015
3,188,000	0.00%, 01/01/2024(3)	514,837
3,441,000	0.00%, 07/01/2025(3)	469,713
	Brazil Notas do Tesouro Nacional
990,000	10.00%, 01/01/2027	174,437
1,844,000	10.00%, 01/01/2029	313,967
496,000	10.00%, 01/01/2031	82,136
1,486,000	10.00%, 01/01/2033	240,948
		1,852,053
	Bulgaria - 0.1%
EUR 50,000	Bulgaria Government International Bond 1.38%, 09/23/2050(1)	32,583
	Chile - 2.3%
	Bonos de la Tesoreria de la Republica en pesos
CLP 30,000,000	2.80%, 10/01/2033(1)(2)	23,432
25,000,000	4.50%, 03/01/2026	25,488
270,000,000	4.70%, 09/01/2030(1)(2)	264,574
95,000,000	5.00%, 10/01/2028(1)(2)	95,881
505,000,000	5.00%, 03/01/2035	485,535
180,000,000	6.00%, 01/01/2043	186,664
$ 200,000	Chile Government International Bond 2.75%, 01/31/2027	190,336
		1,271,910
	China - 6.2%
	China Government Bond
CNY 2,020,000	1.99%, 04/09/2025	297,321
13,420,000	2.28%, 03/17/2024	1,997,802
450,000	2.36%, 07/02/2023	67,095
1,050,000	2.85%, 06/04/2027	158,036
1,340,000	3.01%, 05/13/2028	203,056
2,280,000	3.25%, 06/06/2026	348,708
250,000	3.25%, 11/22/2028	38,366
1,500,000	3.28%, 12/03/2027	230,685
420,000	3.81%, 09/14/2050	68,019
		3,409,088
	Colombia - 3.8%
	Colombian TES
COP 179,100,000	5.75%, 11/03/2027	32,172
164,900,000	6.00%, 04/28/2028	29,330
480,500,000	6.25%, 07/09/2036	67,564
502,600,000	7.00%, 03/26/2031	84,998
738,600,000	7.00%, 06/30/2032	121,187
1,773,100,000	7.25%, 10/18/2034	281,661
297,000,000	7.25%, 10/26/2050	40,937
1,618,700,000	7.50%, 08/26/2026	329,652
1,458,000,000	7.75%, 09/18/2030	263,894
2,855,000,000	9.25%, 05/28/2042	495,837
1,563,900,000	10.00%, 07/24/2024	358,935
		2,106,167
Shares or Principal Amount		Market Value†
FOREIGN GOVERNMENT OBLIGATIONS - 62.8% - (continued)
	Czech Republic - 1.8%
	Czech Republic Government Bond
CZK 2,640,000	0.05%, 11/29/2029	$ 79,540
2,940,000	0.95%, 05/15/2030(1)	94,729
610,000	1.50%, 04/24/2040	16,932
2,750,000	2.00%, 10/13/2033	93,353
9,500,000	2.50%, 08/25/2028(1)	350,669
7,200,000	2.75%, 07/23/2029	268,311
660,000	4.20%, 12/04/2036(1)	27,596
1,410,000	6.00%, 02/26/2026	59,658
		990,788
	Dominican Republic - 0.4%
$ 245,000	Dominican Republic International Bond 5.50%, 02/22/2029(2)	227,115
	Egypt - 0.4%
	Egypt Government Bond
EGP 1,620,000	14.48%, 04/06/2026	78,394
2,640,000	14.56%, 07/06/2026	132,378
		210,772
	Hong Kong - 0.3%
$ 200,000	Airport Authority 2.50%, 01/12/2032(1)	179,609
	Hungary - 3.1%
	Hungary Government Bond
HUF 32,920,000	2.25%, 04/20/2033	49,354
61,780,000	3.00%, 08/21/2030	107,463
82,560,000	3.00%, 10/27/2038	116,720
116,390,000	3.25%, 10/22/2031	202,879
95,230,000	4.50%, 03/23/2028	187,178
	Hungary Government International Bond
EUR 305,000	1.13%, 04/28/2026(1)	290,012
$ 400,000	2.13%, 09/22/2031(1)	329,520
200,000	5.25%, 06/16/2029(2)	202,500
200,000	5.50%, 06/16/2034(2)	202,010
		1,687,636
	Indonesia - 4.7%
	Indonesia Treasury Bond
IDR 1,026,000,000	5.13%, 04/15/2027	65,209
3,028,000,000	5.63%, 05/15/2023	206,147
7,404,000,000	6.13%, 05/15/2028	483,700
2,181,000,000	6.38%, 04/15/2032	139,005
2,597,000,000	7.00%, 05/15/2027	177,102
2,346,000,000	7.13%, 06/15/2042	157,426
5,458,000,000	7.50%, 08/15/2032	373,495
2,252,000,000	7.50%, 06/15/2035	154,015
3,485,000,000	7.50%, 05/15/2038	237,307
2,207,000,000	7.50%, 04/15/2040	150,655
3,019,000,000	8.25%, 06/15/2032	216,453
705,000,000	8.25%, 05/15/2036	50,810
2,251,000,000	8.38%, 04/15/2039	163,902
495,000,000	8.75%, 05/15/2031	36,660
		2,611,886
	Malaysia - 8.3%
	Malaysia Government Bond
MYR 5,550,000	3.48%, 03/15/2023	1,252,496
2,485,000	3.48%, 06/14/2024	560,990
375,000	3.50%, 05/31/2027	83,438
2,668,000	3.76%, 04/20/2023	603,587
640,000	3.76%, 05/22/2040	131,964
1,265,000	3.83%, 07/05/2034	275,170
1,215,000	3.89%, 08/15/2029	272,837
350,000	3.90%, 11/30/2026	79,233
1,320,000	3.90%, 11/16/2027	298,968

60

The Hartford Emerging Markets Local Debt Fund
Schedule of Investments – (continued)
July 31, 2022  (Unaudited)

Shares or Principal Amount		Market Value†
FOREIGN GOVERNMENT OBLIGATIONS - 62.8% - (continued)
	Malaysia - 8.3% - (continued)
MYR 480,000	3.91%, 07/15/2026	$ 108,668
810,000	3.96%, 09/15/2025	183,908
305,000	4.25%, 05/31/2035	68,690
210,000	4.64%, 11/07/2033	49,433
	Malaysia Government Investment Issue
1,320,000	3.47%, 10/15/2030	284,176
700,000	3.66%, 10/15/2024	158,569
455,000	3.73%, 03/31/2026	102,472
35,000	4.13%, 08/15/2025	8,028
340,000	4.13%, 07/09/2029	77,689
		4,600,316
	Mexico - 7.0%
	Mexican Bonos
MXN 1,564,900	5.00%, 03/06/2025	69,604
16,585,000	5.50%, 03/04/2027	713,142
13,504,800	5.75%, 03/05/2026	599,907
1,238,800	7.50%, 06/03/2027	57,832
9,592,500	7.75%, 05/29/2031	444,039
2,103,000	7.75%, 11/23/2034	95,784
4,644,600	7.75%, 11/13/2042	204,979
6,796,900	8.00%, 12/07/2023	327,090
4,718,600	8.00%, 11/07/2047	212,956
5,602,600	8.00%, 07/31/2053	251,144
6,376,300	8.50%, 05/31/2029	309,561
10,124,200	8.50%, 11/18/2038	483,000
1,764,500	10.00%, 11/20/2036	95,865
		3,864,903
	North Macedonia - 0.2%
EUR 110,000	North Macedonia Government International Bond 3.68%, 06/03/2026(2)	103,151
	Oman - 0.3%
$ 200,000	Oman Government International Bond 7.00%, 01/25/2051(1)	180,266
	Peru - 2.9%
	Peru Government Bond
PEN 2,070,000	5.40%, 08/12/2034	412,894
585,000	5.94%, 02/12/2029	132,670
1,435,000	6.15%, 08/12/2032	314,248
1,045,000	6.35%, 08/12/2028	245,282
545,000	6.90%, 08/12/2037	121,620
1,045,000	6.95%, 08/12/2031	245,386
532,000	8.20%, 08/12/2026	139,965
		1,612,065
	Poland - 2.8%
	Republic of Poland Government Bond
PLN 640,000	1.25%, 10/25/2030	98,916
2,300,000	1.75%, 04/25/2032	356,670
1,750,000	2.50%, 07/25/2026	329,429
1,040,000	2.75%, 10/25/2029	185,166
795,000	3.25%, 07/25/2025	157,628
164,000	3.75%, 05/25/2027	31,902
178,000	7.30%, 01/25/2024	38,314
1,735,000	7.30%, 01/25/2026	365,201
		1,563,226
	Romania - 2.0%
	Romania Government Bond
RON 360,000	3.65%, 09/24/2031	53,544
410,000	4.75%, 02/24/2025	78,351
590,000	4.75%, 10/11/2034	90,135
280,000	5.00%, 02/12/2029	48,756
Shares or Principal Amount		Market Value†
FOREIGN GOVERNMENT OBLIGATIONS - 62.8% - (continued)
	Romania - 2.0% - (continued)
	Romanian Government International Bond
EUR 85,000	1.38%, 12/02/2029(1)	$ 65,486
10,000	2.63%, 12/02/2040(2)	6,480
85,000	2.63%, 12/02/2040(1)	55,082
$ 82,000	3.00%, 02/27/2027(2)	74,779
394,000	3.00%, 02/27/2027(1)	359,302
296,000	5.25%, 11/25/2027(2)	292,640
		1,124,555
	Russia - 0.0%
	Russian Federal Bond - OFZ
RUB 27,720,000	5.90%, 03/12/2031(6)(7)(8)	—
15,930,000	6.00%, 10/06/2027(7)(8)	—
16,390,000	6.10%, 07/18/2035(6)(7)(8)	—
5,670,000	6.90%, 05/23/2029(6)(7)(8)	—
24,325,000	7.00%, 08/16/2023(6)(7)(8)	—
38,215,000	7.05%, 01/19/2028(6)(7)(8)	—
12,370,000	7.25%, 05/10/2034(6)(7)(8)	—
18,440,000	7.65%, 04/10/2030(7)(8)	—
2,075,000	7.70%, 03/23/2033(7)(8)	—
20,950,000	7.95%, 10/07/2026(7)(8)	—
24,755,000	8.15%, 02/03/2027(6)(7)(8)	—
9,680,000	8.50%, 09/17/2031(7)(8)	—
		—
	Serbia - 0.2%
EUR 145,000	Serbia International Bond 3.13%, 05/15/2027(2)	134,222
	South Africa - 7.4%
	Republic of South Africa Government Bond
ZAR 1,265,000	6.25%, 03/31/2036	50,570
5,221,770	6.50%, 02/28/2041	199,162
3,480,000	7.00%, 02/28/2031	166,797
1,060,000	7.75%, 02/28/2023	64,061
7,965,000	8.00%, 01/31/2030	421,254
22,415,000	8.25%, 03/31/2032	1,145,970
7,765,000	8.50%, 01/31/2037	376,710
15,400,000	8.75%, 01/31/2044	737,337
14,495,000	8.88%, 02/28/2035	743,850
3,499,000	9.00%, 01/31/2040	173,666
		4,079,377
	Supranational - 0.6%
14,700,000	Asian Development Bank 0.00%, 04/30/2040(3)	149,562
MXN 7,000,000	European Bank For Reconstruction & Development 0.00%, 01/19/2032(3)	146,085
TRY 1,000,000	International Finance Corp. 0.00%, 05/09/2027(3)	9,489
		305,136
	Thailand - 4.5%
	Thailand Government Bond
THB 8,435,000	1.59%, 12/17/2035	193,133
7,352,000	1.60%, 12/17/2029	187,664
2,065,000	1.60%, 06/17/2035	47,141
11,580,000	2.00%, 12/17/2031	301,151
3,805,000	2.00%, 06/17/2042	82,922
17,095,000	2.13%, 12/17/2026	462,077
6,450,000	2.88%, 12/17/2028	179,810
8,165,000	3.30%, 06/17/2038	221,789
8,205,000	3.40%, 06/17/2036	227,988
3,145,000	3.63%, 06/16/2023	87,190
9,555,000	3.65%, 06/20/2031	282,007

61

The Hartford Emerging Markets Local Debt Fund
Schedule of Investments – (continued)
July 31, 2022  (Unaudited)

Shares or Principal Amount			Market Value†
FOREIGN GOVERNMENT OBLIGATIONS - 62.8% - (continued)
	Thailand - 4.5% - (continued)
THB 5,415,000	3.78%, 06/25/2032		$ 162,045
1,770,000	4.88%, 06/22/2029		55,379
			2,490,296
	Uruguay - 0.0%
UYU 1,245,000	Uruguay Government International Bond 8.50%, 03/15/2028(1)		27,213
	Total Foreign Government Obligations (cost $42,848,307)		$ 34,748,765
	Total Long-Term Investments (cost $62,329,748)		$ 52,253,136
SHORT-TERM INVESTMENTS - 2.7%
	Repurchase Agreements - 2.6%
1,428,538	Fixed Income Clearing Corp. Repurchase Agreement dated 07/29/2022 at 2.230%, due on 08/01/2022 with a maturity value of $1,428,803; collateralized by U.S. Treasury Note at 0.625%, maturing 07/15/2032, with a market value of $1,457,175		$ 1,428,538
	Securities Lending Collateral - 0.1%
25,963	Goldman Sachs Financial Square Funds, Government Fund, Institutional Class, 2.06%(11)		25,963
18,380	HSBC US Government Money Market Fund, 2.18%(11)		18,380
8,430	Invesco Government & Agency Portfolio, Institutional Class, 2.12%(11)		8,430
			52,773
	Total Short-Term Investments (cost $1,481,311)		$ 1,481,311
	Total Investments Excluding Purchased Options (cost $63,811,059)	97.1%	$ 53,734,447
	Total Purchased Options (cost $335,129)	0.7%	$ 357,773
	Total Investments (cost $64,146,188)	97.8%	$ 54,092,220
	Other Assets and Liabilities	2.2%	1,243,590
	Total Net Assets	100.0%	$ 55,335,810
Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.
The Fund may refer to any one or more of the industry classifications used by one or more widely recognized market indices, ratings group and/or as defined by Fund management. Industry classifications may not be identical across all security types.
For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
See “Glossary” for abbreviation descriptions.

(1)	Security is exempt from registration under Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At July 31, 2022, the aggregate value of these securities was $12,895,754, representing 23.3% of net assets.
(2)	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions that are exempt from registration (typically only to qualified institutional buyers) or in a public offering registered under the Securities Act of 1933. At July 31, 2022, the aggregate value of these securities was $8,485,729, representing 15.3% of net assets.
(3)	Security is a zero-coupon bond.
(4)	Fixed to variable rate investment. The rate shown reflects the fixed rate in effect at July 31, 2022. Rate will reset at a future date. Base lending rates may be subject to a floor or cap.
(5)	Perpetual maturity security. Maturity date shown is the next call date or final legal maturity date, whichever comes first.
(6)	Non-income producing. For long-term debt securities, items identified are in default as to payment of interest and/or principal.
(7)	These securities are valued in good faith at fair value as determined under policies and procedures established by and under the supervision of the Board of Directors. At July 31, 2022, the aggregate fair value of these securities are $0, which represented 0.0% of total net assets. This amount excludes securities that are principally traded in certain foreign markets and whose prices are adjusted pursuant to a third party pricing service methodology approved by the Board of Directors.
(8)	Investment valued using significant unobservable inputs.
(9)	Represents entire or partial securities on loan.
(10)	Variable rate security; the rate reported is the coupon rate in effect at July 31, 2022. Base lending rates may be subject to a floor or cap.
(11)	Current yield as of period end.

OTC Option Contracts Outstanding at July 31, 2022
Description	Counterparty	Exercise Price/ FX Rate/Rate		Expiration Date	Number of Contracts	Notional Amount		Market Value†	Premiums Paid (Received) by Fund	Unrealized Appreciation/ (Depreciation)
Purchased option contracts:
Call
AUD Call/USD Put	MSC	0.72	AUD	09/22/2022	1,230,000	AUD	1,230,000	$ 5,156	$ 7,925	$ (2,769)
EUR Call/USD Put	MSC	1.06	EUR	10/07/2022	1,624,000	EUR	1,624,000	10,291	11,605	(1,314)
NZD Call/USD Put	MSC	0.65	NZD	09/23/2022	1,355,000	NZD	1,355,000	3,835	7,792	(3,957)
USD Call/BRL Put	GSC	5.76	USD	01/24/2023	637,000	USD	637,000	21,339	18,027	3,312
62

The Hartford Emerging Markets Local Debt Fund
Schedule of Investments – (continued)
July 31, 2022  (Unaudited)

OTC Option Contracts Outstanding at July 31, 2022 – (continued)
Description	Counterparty	Exercise Price/ FX Rate/Rate		Expiration Date	Number of Contracts	Notional Amount		Market Value†	Premiums Paid (Received) by Fund	Unrealized Appreciation/ (Depreciation)
Purchased – (continued):
Call – (continued):
USD Call/BRL Put	GSC	6.23	USD	01/26/2023	546,000	USD	546,000	$ 9,064	$ 12,866	$ (3,802)
USD Call/CNH Put	BOA	6.73	USD	10/12/2022	1,100,000	USD	1,100,000	11,990	13,594	(1,604)
USD Call/MXN Put	CBK	22.06	USD	09/14/2022	573,000	USD	573,000	1,604	6,480	(4,876)
USD Call/ZAR Put	MSC	17.08	USD	10/13/2022	825,000	USD	825,000	17,154	29,370	(12,216)
Total Call								$ 80,433	$ 107,659	$ (27,226)
Put
USD Put/BRL Call	DEUT	4.94	USD	09/21/2022	861,000	USD	861,000	$ 6,630	$ 11,780	$ (5,150)
USD Put/CLP Call	GSC	917.70	USD	10/07/2022	833,000	USD	833,000	33,403	12,087	21,316
USD Put/CLP Call	MSC	971.00	USD	10/12/2022	1,100,000	USD	1,100,000	88,880	15,521	73,359
USD Put/CNH Call	CBK	6.30	USD	09/14/2022	844,000	USD	844,000	1	4,258	(4,257)
USD Put/CNH Call	MSC	6.32	USD	09/15/2022	560,000	USD	560,000	1	2,929	(2,928)
USD Put/CNH Call	BOA	6.73	USD	10/12/2022	1,100,000	USD	1,100,000	10,120	13,123	(3,003)
USD Put/COP Call	MSC	4,214.33	USD	10/07/2022	555,000	USD	555,000	9,546	6,871	2,675
USD Put/HUF Call	GSC	367.10	USD	09/23/2022	575,000	USD	575,000	2,013	6,303	(4,290)
USD Put/HUF Call	MSC	382.08	USD	10/26/2022	1,637,000	USD	1,637,000	23,245	21,485	1,760
USD Put/MXN Call	MSC	19.39	USD	08/29/2022	607,000	USD	607,000	243	4,920	(4,677)
USD Put/MXN Call	CBK	20.03	USD	09/14/2022	573,000	USD	573,000	3,323	6,220	(2,897)
USD Put/MXN Call	DEUT	20.91	USD	09/26/2022	563,000	USD	563,000	16,102	18,787	(2,685)
USD Put/MXN Call	MSC	20.40	USD	10/12/2022	825,000	USD	825,000	12,127	7,556	4,571
USD Put/MXN Call	DEUT	19.50	USD	11/23/2022	912,000	USD	912,000	3,922	10,805	(6,883)
USD Put/MXN Call	MSC	19.41	USD	11/28/2022	607,000	USD	607,000	2,367	7,079	(4,712)
USD Put/PLN Call	GSC	4.35	USD	09/23/2022	288,000	USD	288,000	778	2,757	(1,979)
USD Put/PLN Call	CBK	4.54	USD	01/10/2023	833,000	USD	833,000	15,994	11,875	4,119
USD Put/PLN Call	MSC	4.52	USD	01/10/2023	833,000	USD	833,000	14,661	11,928	2,733
USD Put/ZAR Call	DEUT	15.07	USD	09/26/2022	563,000	USD	563,000	450	24,790	(24,340)
USD Put/ZAR Call	MSC	17.08	USD	10/13/2022	825,000	USD	825,000	33,534	26,396	7,138
Total Put								$ 277,340	$ 227,470	$ 49,870
Total purchased OTC option contracts								$ 357,773	$ 335,129	$ 22,644
Written option contracts:
Call
AUD Call/USD Put	MSC	0.69	AUD	09/22/2022	(1,230,000)	AUD	(1,230,000)	$ (22,001)	$ (22,810)	$ 809
EUR Call/USD Put	MSC	1.02	EUR	10/07/2022	(1,624,000)	EUR	(1,624,000)	(34,192)	(34,171)	(21)
EUR Call/USD Put	BOA	1.01	EUR	10/12/2022	(1,091,000)	EUR	(1,091,000)	(32,337)	(25,540)	(6,797)
NZD Call/USD Put	MSC	0.63	NZD	09/23/2022	(1,355,000)	NZD	(1,355,000)	(18,662)	(22,808)	4,146
USD Call/CAD Put	UBS	1.34	USD	09/15/2022	(573,000)	USD	(573,000)	(917)	(3,541)	2,624
USD Call/CLP Put	GSC	945.00	USD	10/18/2022	(544,000)	USD	(544,000)	(14,851)	(26,512)	11,661
USD Call/HUF Put	CBK	417.27	USD	10/13/2022	(825,000)	USD	(825,000)	(19,559)	(35,133)	15,574
USD Call/THB Put	MSC	36.10	USD	10/11/2022	(1,092,000)	USD	(1,092,000)	(15,218)	(18,128)	2,910
Total Call								$ (157,737)	$ (188,643)	$ 30,906
Puts
EUR Put/PLN Call	CBK	4.75	EUR	10/07/2022	(541,000)	EUR	(541,000)	$ (5,529)	$ (3,665)	$ (1,864)
EUR Put/USD Call	BOA	1.01	EUR	10/12/2022	(1,091,000)	EUR	(1,091,000)	(14,050)	(23,808)	9,758
EUR Put/USD Call	BOA	1.03	EUR	10/31/2022	(817,000)	EUR	(817,000)	(17,495)	(17,496)	1
USD Put/BRL Call	DEUT	5.27	USD	09/21/2022	(861,000)	USD	(861,000)	(26,433)	(33,591)	7,158
USD Put/BRL Call	GSC	5.11	USD	01/24/2023	(546,000)	USD	(546,000)	(16,435)	(10,839)	(5,596)
USD Put/BRL Call	GSC	5.11	USD	01/26/2023	(546,000)	USD	(546,000)	(16,380)	(10,811)	(5,569)
USD Put/CAD Call	UBS	1.26	USD	09/15/2022	(573,000)	USD	(573,000)	(2,177)	(4,268)	2,091
USD Put/CLP Call	GSC	978.00	USD	10/07/2022	(833,000)	USD	(833,000)	(71,888)	(33,703)	(38,185)
USD Put/CLP Call	MSC	1,036.00	USD	10/12/2022	(1,100,000)	USD	(1,100,000)	(154,990)	(44,429)	(110,561)
USD Put/CLP Call	GSC	945.00	USD	10/18/2022	(544,000)	USD	(544,000)	(32,803)	(26,512)	(6,291)
USD Put/COP Call	MSC	4,450.30	USD	10/07/2022	(555,000)	USD	(555,000)	(25,863)	(19,036)	(6,827)
USD Put/HUF Call	GSC	385.58	USD	09/23/2022	(575,000)	USD	(575,000)	(7,647)	(18,551)	10,904
USD Put/HUF Call	CBK	417.27	USD	10/13/2022	(825,000)	USD	(825,000)	(48,290)	(30,608)	(17,682)
USD Put/HUF Call	MSC	406.30	USD	10/26/2022	(1,637,000)	USD	(1,637,000)	(68,263)	(63,470)	(4,793)
USD Put/KRW Call	MSC	1,240.50	USD	09/27/2022	(1,236,000)	USD	(1,236,000)	(2,472)	(8,677)	6,205
63

The Hartford Emerging Markets Local Debt Fund
Schedule of Investments – (continued)
July 31, 2022  (Unaudited)

OTC Option Contracts Outstanding at July 31, 2022 – (continued)
Description	Counterparty	Exercise Price/ FX Rate/Rate		Expiration Date	Number of Contracts	Notional Amount		Market Value†	Premiums Paid (Received) by Fund	Unrealized Appreciation/ (Depreciation)
Written – (continued):
Puts – (continued):
USD Put/MXN Call	DEUT	19.85	USD	09/26/2022	(563,000)	USD	(563,000)	$ (2,646)	$ (6,306)	$ 3,660
USD Put/PHP Call	CBK	55.11	USD	09/28/2022	(574,000)	USD	(574,000)	(4,477)	(8,093)	3,616
USD Put/PLN Call	GSC	4.54	USD	09/23/2022	(288,000)	USD	(288,000)	(3,082)	(8,033)	4,951
USD Put/PLN Call	CBK	4.86	USD	01/10/2023	(833,000)	USD	(833,000)	(45,482)	(35,369)	(10,113)
USD Put/PLN Call	MSC	4.83	USD	01/10/2023	(833,000)	USD	(833,000)	(42,400)	(35,445)	(6,955)
USD Put/THB Call	MSC	36.10	USD	10/11/2022	(1,092,000)	USD	(1,092,000)	(17,628)	(17,227)	(401)
USD Put/THB Call	JPM	36.66	USD	10/31/2022	(1,091,000)	USD	(1,091,000)	(28,802)	(18,014)	(10,788)
USD Put/TRY Call	MSC	18.06	USD	09/14/2022	(563,000)	USD	(563,000)	(8,614)	(57,019)	48,405
USD Put/TRY Call	GSC	18.83	USD	11/11/2022	(601,000)	USD	(601,000)	(16,227)	(56,675)	40,448
USD Put/ZAR Call	DEUT	14.06	USD	09/26/2022	(563,000)	USD	(563,000)	(1)	(8,412)	8,411
Total puts								$ (680,074)	$ (600,057)	$ (80,017)
Total Written Option Contracts OTC option contracts								$ (837,811)	$ (788,700)	$ (49,111)

Futures Contracts Outstanding at July 31, 2022
Description	Number of Contracts	Expiration Date	Current Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Long position contracts:
Euro-Schatz Future	1	09/08/2022	$ 112,563	$ 510
U.S. Treasury 2-Year Note Future	11	09/30/2022	2,315,070	9,074
U.S. Treasury 5-Year Note Future	1	09/30/2022	113,727	795
U.S. Treasury Long Bond Future	1	09/21/2022	144,000	8,967
U.S. Treasury Ultra Bond Future	3	09/21/2022	474,938	7,892
Total				$ 27,238
Short position contracts:
Euro-BOBL Future	5	09/08/2022	$ 653,447	$ (18,382)
Euro-BUND Future	4	09/08/2022	644,464	(52,138)
U.S. Treasury 10-Year Note Future	29	09/21/2022	3,513,078	(45,333)
U.S. Treasury 10-Year Ultra Future	7	09/21/2022	918,750	(25,978)
Total				$ (141,831)
Total futures contracts				$ (114,593)

OTC Interest Rate Swap Contracts Outstanding at July 31, 2022
Counterparty	Payments made by Fund	Payments received by Fund	Notional Amount		Expiration Date	Periodic Payment Frequency	Upfront Premiums Paid	Upfront Premiums Received	Value†	Unrealized Appreciation/ (Depreciation)
BOA	8.59% Fixed	BZDIOVRA	BRL	723,075	01/04/2027	Maturity	$ —	$ —	$ 15,457	$ 15,457
BOA	BZDIOVRA	11.17% Fixed	BRL	869,709	01/04/2027	Maturity	—	—	(6,081)	(6,081)
GSC	BZDIOVRA	10.40% Fixed	BRL	385,391	01/02/2029	Maturity	—	—	(5,107)	(5,107)
GSC	BZDIOVRA	10.81% Fixed	BRL	1,645,301	01/02/2024	Maturity	—	—	(9,684)	(9,684)
JPM	7.34% Fixed	6 Mo. MIBOR	INR	36,655,000	09/21/2027	Semi-Annual	—	—	(19,770)	(19,770)
JPM	BZDIOVRA	11.23% Fixed	BRL	1,643,852	01/02/2025	Maturity	—	—	(8,523)	(8,523)
MSC	BZDIOVRA	7.05% Fixed	BRL	30,391	07/03/2023	Maturity	—	—	(34)	(34)
MSC	BZDIOVRA	7.95% Fixed	BRL	737,284	01/02/2029	Maturity	—	—	(22,005)	(22,005)
MSC	BZDIOVRA	8.77% Fixed	BRL	1,064,756	07/01/2024	Maturity	—	—	(13,674)	(13,674)
MSC	BZDIOVRA	12.55% Fixed	BRL	1,370,157	01/02/2025	Maturity	—	—	(540)	(540)
MSC	BZDIOVRA	12.68% Fixed	BRL	152,171	01/02/2029	Maturity	—	—	41	41
MSC	BZDIOVRA	12.78% Fixed	BRL	965,711	01/02/2025	Maturity	—	—	369	369
Total OTC interest rate swap contracts							$ —	$ —	$ (69,551)	$ (69,551)

64

The Hartford Emerging Markets Local Debt Fund
Schedule of Investments – (continued)
July 31, 2022  (Unaudited)

Centrally Cleared Interest Rate Swap Contracts Outstanding at July 31, 2022
Payments made by Fund	Payments received by Fund	Notional Amount		Expiration Date	Periodic Payment Frequency	Upfront Premiums Paid	Upfront Premiums Received	Value†	Unrealized Appreciation/ (Depreciation)
1 Mo. CLICP	7.75% Fixed	CLP	1,101,537,000	09/21/2024	Semi-Annual	$ —	$ —	$ (27,606)	$ (27,606)
1 Mo. CLICP	7.23% Fixed	CLP	919,790,000	09/21/2024	Semi-Annual	—	—	(32,379)	(32,379)
1 Mo. CLICP	7.66% Fixed	CLP	1,459,213,000	09/21/2024	Semi-Annual	—	—	(38,945)	(38,945)
6.44% Fixed	1 Mo. CLICP	CLP	1,278,259,000	09/21/2027	Semi-Annual	—	—	30,345	30,345
6.36% Fixed	1 Mo. CLICP	CLP	802,360,000	09/21/2027	Semi-Annual	—	—	21,763	21,763
6.55% Fixed	1 Mo. CLICP	CLP	1,089,371,000	09/21/2027	Semi-Annual	—	—	20,545	20,545
1 Mo. CLICP	6.14% Fixed	CLP	242,705,000	09/21/2032	Semi-Annual	—	—	(5,666)	(5,666)
1 Mo. CLICP	6.17% Fixed	CLP	289,018,000	09/21/2032	Semi-Annual	—	—	(6,196)	(6,196)
1 Mo. CLICP	6.06% Fixed	CLP	328,582,000	09/21/2032	Semi-Annual	—	—	(9,482)	(9,482)
1 Mo. MXN TIIE	6.40% Fixed	MXN	5,615,000	07/16/2026	Lunar	—	—	(18,110)	(18,110)
1 Mo. MXN TIIE	6.42% Fixed	MXN	2,765,000	06/05/2028	Lunar	—	—	(11,207)	(11,207)
8.31% Fixed	1 Mo. MXN TIIE	MXN	11,345,000	02/25/2032	Lunar	—	—	(4,559)	(4,559)
1 Mo. MXN TIIE	8.73% Fixed	MXN	8,610,000	04/25/2042	Lunar	—	—	17,107	17,107
7.74% Fixed	3M ZAR JIBAR	ZAR	25,930,000	09/21/2027	Quarterly	—	—	17,946	17,946
7.82% Fixed	3M ZAR JIBAR	ZAR	7,780,000	09/21/2027	Quarterly	—	—	3,826	3,826
3M ZAR JIBAR	8.65% Fixed	ZAR	11,030,000	09/21/2032	Quarterly	321	—	(9,821)	(10,142)
6M CZK PRIBOR	5.54% Fixed	CZK	35,665,000	09/21/2027	Annual	—	—	31,227	31,227
5.21% Fixed	6M CZK PRIBOR	CZK	13,655,000	09/21/2032	Annual	—	—	(43,193)	(43,193)
6M HUF BUBOR	7.56% Fixed	HUF	346,985,000	09/21/2027	Annual	—	—	(73,465)	(73,465)
7.15% Fixed	6M HUF BUBOR	HUF	121,575,000	09/21/2032	Annual	—	—	22,021	22,021
6M WIBOR PLN	6.81% Fixed	PLN	2,120,000	09/21/2027	Annual	—	—	23,251	23,251
6.47% Fixed	6M WIBOR PLN	PLN	530,000	09/21/2032	Annual	—	—	(10,174)	(10,174)
Total centrally cleared interest rate swaps contracts						$ 321	$ —	$ (102,772)	$ (103,093)

Foreign Currency Contracts Outstanding at July 31, 2022
Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Counterparty	Settlement Date	Appreciation/ (Depreciation)
170,000	AUD	118,848	USD	CBK	09/21/2022	$ 31
1,420,000	AUD	1,022,914	USD	MSC	09/21/2022	(29,924)
351,000	AUD	242,513	USD	MSC	09/26/2022	2,954
3,839,000	BRL	724,881	USD	GSC	09/02/2022	9,786
21,967,000	BRL	4,468,288	USD	CBK	09/02/2022	(264,467)
1,335,000	BRL	253,561	USD	DEUT	09/23/2022	547
2,020,000	BRL	387,024	USD	GSC	01/26/2023	(14,287)
1,434,000	BRL	255,524	USD	GSC	01/30/2023	8,827
1,645,000	BRL	281,919	USD	GSC	02/10/2023	20,742
847,000	CAD	665,880	USD	MSC	08/09/2022	(4,460)
51,000	CAD	39,391	USD	UBS	09/16/2022	430
445,000	CAD	344,730	USD	JPM	09/21/2022	2,715
120,000	CAD	95,533	USD	BNP	09/21/2022	(1,839)
231,914,000	CLP	264,863	USD	MSC	08/16/2022	(8,278)
281,832,000	CLP	339,229	USD	MSC	09/12/2022	(28,886)
227,300,000	CLP	258,775	USD	CBK	09/21/2022	(8,849)
915,278,000	CLP	1,092,282	USD	DEUT	09/21/2022	(85,891)
240,507,000	CLP	245,917	USD	GSC	10/12/2022	17,571
338,141,000	CLP	326,391	USD	MSC	10/14/2022	43,927
40,619,000	CLP	42,712	USD	GSC	10/20/2022	1,724
353,000	CNH	52,111	USD	CBK	08/12/2022	189
1,040,000	CNH	155,225	USD	MSC	09/21/2022	(1,022)
1,562,000	CNH	232,960	USD	SCB	09/21/2022	(1,360)
3,466,000	CNH	517,157	USD	GSC	09/21/2022	(3,248)
27,648,912	CNH	4,151,925	USD	DEUT	09/21/2022	(52,367)
107,500,000	COP	25,574	USD	DEUT	09/21/2022	(728)
2,571,427,000	COP	665,172	USD	CBK	09/21/2022	(70,850)
753,474,000	COP	195,708	USD	DEUT	10/11/2022	(22,210)
733,922,000	COP	164,915	USD	MSC	10/12/2022	4,046
10,155,000	CZK	418,555	USD	GSC	09/21/2022	213
560,000	CZK	23,057	USD	MSC	09/21/2022	36
1,880,000	CZK	77,815	USD	BCLY	09/21/2022	(288)
7,260,000	CZK	305,363	USD	CBK	09/21/2022	(5,978)
13,210,000	CZK	553,267	USD	DEUT	09/21/2022	(8,518)
48,258,000	CZK	2,060,023	USD	BNP	09/21/2022	(69,978)
65

The Hartford Emerging Markets Local Debt Fund
Schedule of Investments – (continued)
July 31, 2022  (Unaudited)

Foreign Currency Contracts Outstanding at July 31, 2022 – (continued)
Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Counterparty	Settlement Date	Appreciation/ (Depreciation)
12,570,000	EGP	640,020	USD	GSC	09/21/2022	$ (1,382)
105,000	EUR	117,193	USD	GSC	08/03/2022	(9,855)
87,000	EUR	97,107	USD	GSC	08/04/2022	(8,164)
346,000	EUR	367,452	USD	MSC	08/11/2022	(13,552)
21,000	EUR	21,428	USD	CBK	08/18/2022	62
114,000	EUR	126,791	USD	MSC	09/16/2022	(9,890)
349,000	EUR	354,371	USD	BCLY	09/21/2022	3,640
436,000	EUR	446,046	USD	MSC	09/21/2022	1,212
275,000	EUR	281,614	USD	BOA	09/21/2022	487
6,000	EUR	6,386	USD	SSG	09/21/2022	(231)
101,000	EUR	105,970	USD	RBC	09/21/2022	(2,362)
151,000	EUR	159,333	USD	JPM	09/21/2022	(4,434)
633,000	EUR	658,306	USD	CBK	09/21/2022	(8,961)
927,000	EUR	971,804	USD	DEUT	09/21/2022	(20,867)
609,000	EUR	646,980	USD	UBS	09/21/2022	(22,255)
827,000	EUR	888,942	USD	BNP	09/21/2022	(40,588)
468,000	EUR	478,670	USD	MSC	10/11/2022	2,124
121,000	GBP	147,903	USD	UBS	08/25/2022	(462)
95,000	GBP	129,072	USD	MSC	08/25/2022	(13,313)
265,000	GBP	321,735	USD	UBS	09/21/2022	1,372
155,000	GBP	189,626	USD	UBS	10/11/2022	(545)
142,000	GBP	185,929	USD	MSC	10/11/2022	(12,706)
45,179,000	HUF	122,138	USD	CBK	09/09/2022	(9,042)
10,900,000	HUF	27,108	USD	GSC	09/21/2022	98
62,000,000	HUF	157,560	USD	DEUT	09/21/2022	(2,812)
73,700,000	HUF	187,270	USD	CBK	09/21/2022	(3,319)
153,945,000	HUF	388,021	USD	JPM	09/21/2022	(3,783)
178,500,000	HUF	455,848	USD	BOA	09/21/2022	(10,322)
641,310,000	HUF	1,708,693	USD	BNP	09/21/2022	(108,023)
102,638,000	HUF	269,540	USD	CBK	09/23/2022	(13,487)
100,442,000	HUF	264,124	USD	MSC	09/23/2022	(13,550)
92,265,000	HUF	264,408	USD	CBK	09/26/2022	(34,402)
69,844,000	HUF	181,140	USD	GSC	09/27/2022	(7,069)
90,418,000	HUF	257,601	USD	MSC	09/28/2022	(32,309)
43,400,000	HUF	103,436	USD	CBK	10/17/2022	4,186
204,074,000	HUF	502,274	USD	MSC	10/28/2022	2,378
2,524,000,000	IDR	167,596	USD	GSC	09/21/2022	2,337
42,902,467,000	IDR	2,951,869	USD	SCB	09/21/2022	(63,383)
12,141,000	INR	157,991	USD	DEUT	08/17/2022	(5,057)
21,260,000	INR	265,650	USD	GSC	09/21/2022	1,313
9,010,000	INR	111,839	USD	UBS	09/21/2022	1,300
14,580,000	INR	183,166	USD	JPM	09/21/2022	(83)
4,860,000	INR	61,936	USD	BNP	09/21/2022	(909)
187,248,000	KRW	150,624	USD	MSC	09/19/2022	(6,375)
401,062,000	KRW	313,048	USD	MSC	09/29/2022	(4,033)
408,392,000	KRW	323,364	USD	MSC	11/04/2022	(8,473)
8,386,000	MXN	418,881	USD	MSC	08/04/2022	(7,808)
14,340,000	MXN	689,385	USD	GSC	09/21/2022	7,256
5,800,000	MXN	276,632	USD	BOA	09/21/2022	5,134
2,560,000	MXN	121,274	USD	BCLY	09/21/2022	3,091
14,132,000	MXN	683,576	USD	JPM	09/21/2022	2,960
2,830,000	MXN	134,777	USD	DEUT	09/21/2022	2,705
6,620,000	MXN	322,736	USD	BNP	09/21/2022	(1,135)
18,564,000	MXN	911,674	USD	CBK	09/21/2022	(9,831)
18,275,000	MXN	915,925	USD	RBC	09/21/2022	(28,121)
2,934,000	MXN	144,746	USD	MSC	10/06/2022	(2,627)
800,000	MYR	181,943	USD	DEUT	09/21/2022	(2,060)
5,184,000	MYR	1,177,440	USD	BNP	09/21/2022	(11,803)
225,000	NZD	140,323	USD	JPM	09/21/2022	1,144
392,000	NZD	245,086	USD	MSC	09/27/2022	1,368
266,000	PEN	70,028	USD	DEUT	09/21/2022	(2,702)
17,850,000	PHP	316,326	USD	GSC	09/21/2022	7,108
17,591,000	PHP	319,172	USD	CBK	09/29/2022	(482)
819,000	PLN	180,615	USD	CBK	08/18/2022	(4,572)
640,000	PLN	136,679	USD	BCLY	09/21/2022	54
66

The Hartford Emerging Markets Local Debt Fund
Schedule of Investments – (continued)
July 31, 2022  (Unaudited)

Foreign Currency Contracts Outstanding at July 31, 2022 – (continued)
Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Counterparty	Settlement Date	Appreciation/ (Depreciation)
4,057,000	PLN	873,346	USD	BNP	09/21/2022	$ (6,588)
890,000	PLN	201,042	USD	CBK	09/21/2022	(10,898)
16,435,000	PLN	3,781,899	USD	DEUT	09/21/2022	(270,644)
1,224,000	PLN	280,605	USD	CBK	09/26/2022	(19,332)
416,000	PLN	91,639	USD	GSC	09/27/2022	(2,856)
1,152,000	PLN	262,235	USD	MSC	09/28/2022	(16,417)
767,000	PLN	160,874	USD	CBK	10/11/2022	2,478
1,353,000	PLN	278,343	USD	CBK	01/12/2023	5,952
1,261,000	PLN	260,861	USD	MSC	01/12/2023	4,104
7,364,000	RON	1,570,417	USD	GSC	09/21/2022	(56,035)
3,303,000	RSD	29,881	USD	CBK	09/21/2022	(1,097)
4,645,000	RUB	54,776	USD	GSC	08/24/2022	17,621
24,311,000	THB	705,566	USD	DEUT	08/03/2022	(44,967)
17,473,000	THB	482,780	USD	MSC	08/19/2022	(7,436)
2,220,000	THB	61,581	USD	BNP	09/21/2022	(1,052)
8,050,000	THB	222,788	USD	GSC	09/21/2022	(3,302)
19,160,000	THB	532,222	USD	JPM	09/21/2022	(9,819)
30,854,000	THB	887,890	USD	MSC	09/21/2022	(46,646)
87,756,000	THB	2,540,739	USD	CBK	09/21/2022	(148,045)
11,268,000	THB	319,750	USD	DEUT	09/29/2022	(12,354)
3,711,000	THB	102,712	USD	MSC	10/17/2022	(1,348)
21,840,000	THB	595,745	USD	JPM	11/02/2022	1,439
6,460,000	TRY	357,796	USD	MSC	09/15/2022	(17,532)
13,679,000	TRY	732,132	USD	GSC	09/21/2022	(17,692)
11,069,500	TRY	596,175	USD	BCLY	09/21/2022	(18,028)
7,450,000	TRY	395,719	USD	GSC	11/14/2022	(33,820)
12,665,000	UYU	312,037	USD	CBK	09/12/2022	(4,411)
1,589,000	UYU	39,332	USD	CBK	09/21/2022	(810)
4,570,000	UYU	114,969	USD	JPM	09/30/2022	(4,355)
13,427,000	ZAR	799,139	USD	GSC	09/21/2022	4,016
1,560,000	ZAR	90,735	USD	CBK	09/21/2022	2,579
3,970,000	ZAR	235,455	USD	BOA	09/21/2022	2,017
2,750,000	ZAR	162,785	USD	DEUT	09/21/2022	1,711
1,440,000	ZAR	91,552	USD	CIBC	09/21/2022	(5,416)
13,438,000	ZAR	859,983	USD	BNP	09/21/2022	(56,170)
1,172,111	USD	1,628,000	AUD	MSC	09/21/2022	33,669
168,240	USD	250,000	AUD	JPM	09/21/2022	(6,582)
312,011	USD	1,598,000	BRL	CBK	09/02/2022	6,202
113,571	USD	595,000	BRL	GSC	09/02/2022	(294)
228,670	USD	1,215,000	BRL	BNP	09/02/2022	(3,844)
715,899	USD	3,768,000	BRL	DEUT	09/02/2022	(5,184)
427,228	USD	2,181,000	BRL	GSC	02/10/2023	25,948
875,483	USD	1,100,000	CAD	MSC	08/09/2022	16,495
156,126	USD	196,000	CAD	TDB	09/21/2022	3,093
103,868	USD	135,000	CAD	BNP	09/21/2022	(1,536)
53,954	USD	52,200,000	CLP	GSC	08/16/2022	(3,800)
3,349	USD	3,446,000	CLP	MSC	09/12/2022	(446)
590,733	USD	523,360,000	CLP	MSC	09/21/2022	15,274
133,646	USD	116,700,000	CLP	CBK	09/21/2022	5,329
97,282	USD	91,100,000	CLP	BOA	09/21/2022	(2,887)
69,614	USD	66,300,000	CLP	GSC	09/21/2022	(3,286)
161,341	USD	156,200,000	CLP	DEUT	09/21/2022	(10,408)
695,911	USD	649,175,000	CLP	UBS	09/21/2022	(17,888)
153,789	USD	1,031,000	CNH	CBK	08/12/2022	1,039
210,600	USD	1,357,000	CNH	CBK	09/16/2022	9,417
141,544	USD	916,000	CNH	MSC	09/19/2022	5,733
715,711	USD	4,789,000	CNH	DEUT	09/21/2022	5,637
319,831	USD	2,144,000	CNH	MSC	09/21/2022	1,936
668,115	USD	4,494,000	CNH	BNP	09/21/2022	1,781
307,658	USD	2,065,000	CNH	GSC	09/21/2022	1,476
77,747	USD	525,000	CNH	BCLY	09/21/2022	(96)
43,482	USD	294,000	CNH	JPM	09/21/2022	(110)
118,728	USD	802,000	CNH	CIBC	09/21/2022	(186)
434,476	USD	1,790,000,000	COP	BNP	09/21/2022	20,761
284,445	USD	1,195,950,000	COP	CBK	09/21/2022	8,032
67

The Hartford Emerging Markets Local Debt Fund
Schedule of Investments – (continued)
July 31, 2022  (Unaudited)

Foreign Currency Contracts Outstanding at July 31, 2022 – (continued)
Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Counterparty	Settlement Date	Appreciation/ (Depreciation)
49,503	USD	213,850,000	COP	GSC	09/21/2022	$ 77
300,887	USD	1,375,600,000	COP	DEUT	09/21/2022	(17,049)
22,862	USD	101,726,000	COP	MSC	10/11/2022	(562)
257,609	USD	6,120,000	CZK	DEUT	09/21/2022	5,235
62,830	USD	1,521,000	CZK	BCLY	09/21/2022	108
35,980	USD	870,000	CZK	UBS	09/21/2022	104
253,699	USD	6,160,000	CZK	BOA	09/21/2022	(324)
244,459	USD	5,993,000	CZK	BNP	09/21/2022	(2,678)
524,192	USD	12,870,000	CZK	MSC	09/21/2022	(6,536)
795,256	USD	19,500,000	CZK	CBK	09/21/2022	(8,878)
142,733	USD	126,000	EUR	GSC	08/03/2022	13,928
141,137	USD	124,000	EUR	GSC	08/04/2022	14,368
89,593	USD	88,000	EUR	MSC	08/11/2022	(416)
183,085	USD	175,000	EUR	CBK	08/18/2022	3,999
152,656	USD	138,000	EUR	CBK	09/16/2022	11,145
3,979,946	USD	3,713,000	EUR	BNP	09/21/2022	171,073
622,317	USD	599,000	EUR	DEUT	09/21/2022	7,852
164,075	USD	157,000	EUR	SCB	09/21/2022	3,021
77,658	USD	74,000	EUR	JPM	09/21/2022	1,747
9,554	USD	9,000	EUR	UBS	09/21/2022	322
59,173	USD	58,000	EUR	MSC	09/21/2022	(325)
153,739	USD	151,000	EUR	BOA	09/21/2022	(1,160)
429,588	USD	423,000	EUR	BCLY	09/21/2022	(4,334)
163,936	USD	160,000	EUR	CBK	10/11/2022	(438)
378,488	USD	368,000	EUR	BOA	11/02/2022	(169)
282,703	USD	216,000	GBP	MSC	08/25/2022	19,504
136,308	USD	109,000	GBP	JPM	09/21/2022	3,408
277,033	USD	226,000	GBP	BCLY	09/21/2022	1,479
2,521	USD	2,000	GBP	TDB	09/21/2022	83
421,705	USD	337,000	GBP	MSC	10/11/2022	10,605
15,484	USD	6,428,000	HUF	CBK	09/09/2022	(608)
649,710	USD	246,900,000	HUF	CBK	09/21/2022	33,463
416,779	USD	159,589,000	HUF	BNP	09/21/2022	18,455
408,213	USD	160,200,000	HUF	DEUT	09/21/2022	8,364
388,575	USD	155,400,000	HUF	BOA	09/21/2022	706
87,030	USD	34,719,000	HUF	TDB	09/21/2022	374
173,882	USD	72,300,000	HUF	BCLY	09/21/2022	(6,575)
300,551	USD	121,002,000	HUF	MSC	09/23/2022	(1,315)
87,281	USD	33,254,000	HUF	CBK	09/26/2022	4,382
107,457	USD	40,897,000	HUF	MSC	09/28/2022	5,555
109,692	USD	1,622,000,000	IDR	BNP	09/21/2022	488
332,392	USD	4,938,000,000	IDR	DEUT	09/21/2022	(68)
321,400	USD	4,785,000,000	IDR	SCB	09/21/2022	(759)
155,671	USD	2,336,000,000	IDR	GSC	09/21/2022	(1,604)
216,112	USD	16,887,000	INR	DEUT	08/17/2022	3,394
261,211	USD	20,497,000	INR	GSC	09/21/2022	3,829
135,073	USD	10,640,000	INR	UBS	09/21/2022	1,466
155,054	USD	12,440,000	INR	JPM	09/21/2022	(1,156)
78,983	USD	99,882,000	KRW	MSC	09/19/2022	2,038
232,750	USD	298,590,000	KRW	MSC	09/21/2022	2,720
110,924	USD	142,770,000	KRW	GSC	09/21/2022	935
178,890	USD	228,890,000	KRW	MSC	11/04/2022	2,404
165,087	USD	3,518,000	MXN	MSC	08/04/2022	(7,362)
160,646	USD	3,233,000	MXN	MSC	08/31/2022	2,942
51,855	USD	1,090,000	MXN	CBK	09/19/2022	(1,118)
381,419	USD	7,830,000	MXN	BNP	09/21/2022	1,035
334,209	USD	6,860,000	MXN	BCLY	09/21/2022	948
122,406	USD	2,510,000	MXN	CBK	09/21/2022	470
66,500	USD	1,380,000	MXN	MSC	09/21/2022	(541)
189,861	USD	3,920,000	MXN	JPM	09/21/2022	(574)
474,366	USD	9,857,000	MXN	DEUT	09/21/2022	(4,488)
487,041	USD	10,260,000	MXN	SSG	09/21/2022	(11,393)
176,614	USD	3,693,000	MXN	DEUT	09/28/2022	(2,549)
224,653	USD	4,775,000	MXN	MSC	10/14/2022	(6,280)
245,637	USD	5,053,000	MXN	DEUT	11/28/2022	3,306
68

The Hartford Emerging Markets Local Debt Fund
Schedule of Investments – (continued)
July 31, 2022  (Unaudited)

Foreign Currency Contracts Outstanding at July 31, 2022 – (continued)
Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Counterparty	Settlement Date	Appreciation/ (Depreciation)
160,664	USD	3,292,000	MXN	MSC	11/30/2022	$ 2,846
398,032	USD	1,760,000	MYR	DEUT	09/21/2022	2,291
108,548	USD	480,000	MYR	BNP	09/21/2022	619
182,142	USD	283,000	NZD	UBS	09/21/2022	4,207
142,200	USD	220,000	NZD	MSC	09/21/2022	3,876
161,100	USD	615,000	PEN	CBK	09/21/2022	5,441
47,581	USD	180,000	PEN	BNP	09/21/2022	2,022
253,801	USD	1,010,000	PEN	UBS	09/21/2022	(1,835)
178,199	USD	9,580,000	PHP	GSC	09/21/2022	4,614
233,384	USD	12,771,000	PHP	CBK	09/21/2022	1,980
107,121	USD	6,070,000	PHP	BOA	09/21/2022	(2,865)
321,510	USD	17,920,000	PHP	BNP	09/21/2022	(3,191)
21,708	USD	103,000	PLN	CBK	08/18/2022	(431)
266,826	USD	1,160,000	PLN	UBS	09/21/2022	18,998
1,432,518	USD	6,620,000	PLN	BNP	09/21/2022	18,188
481,245	USD	2,195,000	PLN	DEUT	09/21/2022	12,295
246,763	USD	1,115,000	PLN	BOA	09/21/2022	8,549
68,743	USD	310,000	PLN	MSC	09/21/2022	2,513
323,500	USD	1,505,000	PLN	CBK	09/21/2022	1,964
82,828	USD	385,000	PLN	GSC	09/21/2022	574
56,174	USD	269,000	PLN	CBK	09/26/2022	(1,246)
76,722	USD	366,000	PLN	MSC	09/28/2022	(1,377)
82,884	USD	390,000	RON	GSC	09/21/2022	2,681
58,424	USD	285,000	RON	DEUT	09/21/2022	(185)
58,825	USD	3,756,000	RUB	GSC	08/01/2022	(1,350)
58,779	USD	3,756,000	RUB	GSC	08/02/2022	(1,354)
48,310	USD	4,645,000	RUB	GSC	08/24/2022	(24,087)
59,502	USD	3,945,000	RUB	GSC	08/29/2022	(1,569)
209,708	USD	12,963,000	RUB	GSC	08/31/2022	9,303
59,477	USD	3,756,000	RUB	UBS	09/01/2022	1,474
59,150	USD	3,756,000	RUB	GSC	09/02/2022	1,209
99,848	USD	6,560,000	RUB	GSC	09/28/2022	1,428
145,879	USD	5,151,000	THB	DEUT	08/03/2022	5,912
826,878	USD	29,440,000	THB	CBK	09/21/2022	24,188
364,073	USD	12,680,000	THB	DEUT	09/21/2022	18,348
193,613	USD	6,790,000	THB	SCB	09/21/2022	8,481
315,630	USD	11,280,000	THB	MSC	09/21/2022	8,077
146,456	USD	5,110,000	THB	GSC	09/21/2022	7,130
183,929	USD	6,490,000	THB	UBS	09/21/2022	6,977
153,812	USD	5,500,000	THB	BNP	09/21/2022	3,852
194,851	USD	7,030,000	THB	BOA	09/21/2022	3,176
249,030	USD	9,110,000	THB	BCLY	09/21/2022	643
55,171	USD	2,027,000	THB	JPM	09/29/2022	(126)
1,184,643	USD	22,374,000	TRY	BCLY	09/21/2022	16,074
455,495	USD	8,655,000	TRY	GSC	09/21/2022	3,453
68,788	USD	1,110,000	ZAR	DEUT	09/21/2022	2,392
102,188	USD	1,700,000	ZAR	BOA	09/21/2022	500
49,925	USD	841,000	ZAR	TDB	09/21/2022	(380)
47,451	USD	803,000	ZAR	BCLY	09/21/2022	(581)
301,906	USD	5,076,000	ZAR	MSC	09/21/2022	(1,723)
251,548	USD	4,240,000	ZAR	GSC	09/21/2022	(2,073)
172,156	USD	2,595,000	ZAR	DEUT	09/28/2022	17,050
69,987	USD	1,200,000	ZAR	MSC	10/17/2022	(1,601)
Total foreign currency contracts						$ (1,291,954)
† For information regarding the Fund’s significant accounting policies, please refer to the Fund’s most recent shareholder report.
69

The Hartford Emerging Markets Local Debt Fund
Schedule of Investments – (continued)
July 31, 2022  (Unaudited)

Fair Value Summary
The following is a summary of the fair valuations according to the inputs used as of July 31, 2022 in valuing the Fund’s investments.
Description	Total	Level 1	Level 2	Level 3(1)
Assets
Corporate Bonds	$ 17,504,371	$ —	$ 17,504,371	$ —
Foreign Government Obligations	34,748,765	—	34,748,765	—
Short-Term Investments	1,481,311	52,773	1,428,538	—
Purchased Options	357,773	—	357,773	—
Foreign Currency Contracts(2)	1,083,904	—	1,083,904	—
Futures Contracts(2)	27,238	27,238	—	—
Swaps - Interest Rate(2)	203,898	—	203,898	—
Total	$ 55,407,260	$ 80,011	$ 55,327,249	$ —
Liabilities
Foreign Currency Contracts(2)	$ (2,375,858)	$ —	$ (2,375,858)	$ —
Futures Contracts(2)	(141,831)	(141,831)	—	—
Swaps - Interest Rate(2)	(376,542)	—	(376,542)	—
Written Options	(837,811)	—	(837,811)	—
Total	$ (3,732,042)	$ (141,831)	$ (3,590,211)	$ —

(1)	For the period ended July 31, 2022, investments valued at $3,550,942 were transferred into Level 3 due to the unavailability of active market pricing. There were no transfers out of Level 3.
(2)	Derivative instruments (excluding purchased and written options, if applicable) are valued at the unrealized appreciation/(depreciation) on the investments.
Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the period ended July 31, 2022 is not presented.
70

The Hartford Equity Income Fund
Schedule of Investments
July 31, 2022  (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 96.8%
	Banks - 6.6%
761,524	JP Morgan Chase & Co.	$ 87,849,409
430,583	M&T Bank Corp.	76,406,953
293,780	PNC Financial Services Group, Inc.	48,749,853
523,969	Royal Bank of Canada	51,089,586
1,235,406	Truist Financial Corp.	62,350,941
		326,446,742
	Capital Goods - 9.7%
458,678	Eaton Corp. plc	68,063,228
335,528	General Dynamics Corp.	76,054,132
341,030	Honeywell International, Inc.	65,634,634
333,741	Hubbell, Inc.	73,095,954
1,483,298	Johnson Controls International plc	79,964,595
206,686	L3Harris Technologies, Inc.	49,598,439
509,204	Raytheon Technologies Corp.	47,462,905
229,899	Siemens AG	25,643,845
		485,517,732
	Consumer Durables & Apparel - 0.7%
406,214	Lennar Corp. Class A	34,528,190
	Consumer Services - 0.6%
331,332	Starbucks Corp.	28,090,327
	Diversified Financials - 6.6%
1,216,631	Ares Management Corp. Class A	87,171,611
502,474	Blackstone, Inc. Class A	51,287,521
984,284	Equitable Holdings, Inc.	27,983,194
1,450,823	Morgan Stanley	122,304,379
423,300	Raymond James Financial, Inc.	41,682,351
		330,429,056
	Energy - 6.6%
1,135,560	ConocoPhillips	110,637,611
2,846,905	Coterra Energy, Inc.	87,086,824
411,666	EOG Resources, Inc.	45,785,492
305,466	Phillips 66	27,186,474
1,131,142	TC Energy Corp.	60,304,607
		331,001,008
	Food, Beverage & Tobacco - 6.1%
631,927	Archer-Daniels-Midland Co.	52,304,598
658,514	Kellogg Co.	48,677,355
1,015,814	Keurig Dr Pepper, Inc.	39,352,634
1,208,669	Mondelez International, Inc. Class A	77,403,163
883,949	Philip Morris International, Inc.	85,875,645
		303,613,395
	Health Care Equipment & Services - 6.5%
804,855	Baxter International, Inc.	47,212,794
236,317	Becton Dickinson and Co.	57,734,606
174,176	Elevance Health, Inc.	83,099,370
494,456	Medtronic plc	45,747,069
167,481	UnitedHealth Group, Inc.	90,831,646
		324,625,485
	Household & Personal Products - 3.5%
345,296	Kimberly-Clark Corp.	45,506,560
365,898	Procter & Gamble Co.	50,826,891
1,630,657	Unilever plc ADR	79,347,770
		175,681,221
	Insurance - 4.0%
388,928	Chubb Ltd.	73,367,378
1,570,820	MetLife, Inc.	99,354,365
217,886	Progressive Corp.	25,069,963
		197,791,706
Shares or Principal Amount		Market Value†
COMMON STOCKS - 96.8% - (continued)
	Materials - 3.7%
242,197	Celanese Corp. Class A	$ 28,460,569
559,833	LyondellBasell Industries N.V. Class A	49,892,317
616,656	PPG Industries, Inc.	79,727,454
450,417	Rio Tinto plc ADR(1)	27,488,950
		185,569,290
	Media & Entertainment - 1.6%
2,128,231	Comcast Corp. Class A	79,851,227
	Pharmaceuticals, Biotechnology & Life Sciences - 12.3%
977,056	AstraZeneca plc ADR	64,710,419
242,565	Eli Lilly & Co.	79,971,255
810,166	Johnson & Johnson	141,390,170
1,282,221	Merck & Co., Inc.	114,553,624
3,233,180	Pfizer, Inc.	163,307,922
145,627	Roche Holding AG	48,348,822
		612,282,212
	Real Estate - 3.8%
382,994	Crown Castle International Corp. REIT	69,191,696
1,381,054	Gaming and Leisure Properties, Inc. REIT	71,800,998
576,436	Welltower, Inc. REIT	49,769,484
		190,762,178
	Retailing - 3.7%
163,347	Home Depot, Inc.	49,157,646
332,030	Lowe's Cos., Inc.	63,593,706
1,160,141	TJX Cos., Inc.	70,954,224
		183,705,576
	Semiconductors & Semiconductor Equipment - 5.7%
511,011	Analog Devices, Inc.	87,873,451
80,829	Broadcom, Inc.	43,282,313
285,262	NXP Semiconductors N.V.	52,453,976
350,295	QUALCOMM, Inc.	50,813,793
261,447	Texas Instruments, Inc.	46,770,254
		281,193,787
	Software & Services - 0.8%
381,256	Fidelity National Information Services, Inc.	38,949,113
	Technology Hardware & Equipment - 4.7%
2,310,414	Cisco Systems, Inc.	104,823,483
1,766,614	Corning, Inc.	64,940,730
471,923	TE Connectivity Ltd.	63,110,263
		232,874,476
	Telecommunication Services - 0.7%
728,030	Verizon Communications, Inc.	33,627,706
	Transportation - 1.3%
521,294	Canadian National Railway Co.	66,041,565
	Utilities - 7.6%
666,494	American Electric Power Co., Inc.	65,689,649
206,917	Atmos Energy Corp.	25,117,655
292,323	Dominion Energy, Inc.	23,964,639
451,864	Duke Energy Corp.	49,673,409
1,841,179	Exelon Corp.	85,596,412
644,508	NextEra Energy, Inc.	54,454,481
459,965	Sempra Energy	76,262,197
		380,758,442
	Total Common Stocks (cost $3,716,253,839)	$ 4,823,340,434

71

The Hartford Equity Income Fund
Schedule of Investments – (continued)
July 31, 2022  (Unaudited)

Shares or Principal Amount			Market Value†
SHORT-TERM INVESTMENTS - 3.3%
	Repurchase Agreements - 2.9%
$ 145,845,581	Fixed Income Clearing Corp. Repurchase Agreement dated 07/29/2022 at 2.230%, due on 08/01/2022 with a maturity value of $145,872,684; collateralized by U.S. Treasury Note at 0.625%, maturing 07/15/2032, with a market value of $148,762,597		$ 145,845,581
	Securities Lending Collateral - 0.4%
9,141,845	Goldman Sachs Financial Square Funds, Government Fund, Institutional Class, 2.06%(2)		9,141,845
6,471,924	HSBC US Government Money Market Fund, 2.18%(2)		6,471,924
2,968,052	Invesco Government & Agency Portfolio, Institutional Class, 2.12%(2)		2,968,052
			18,581,821
	Total Short-Term Investments (cost $164,427,402)		$ 164,427,402
	Total Investments (cost $3,880,681,241)	100.1%	$ 4,987,767,836
	Other Assets and Liabilities	(0.1)%	(3,571,974)
	Total Net Assets	100.0%	$ 4,984,195,862
Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.
Prices of foreign equities that are principally traded on certain foreign markets will generally be adjusted daily pursuant to a fair value pricing service approved by the Board of Directors in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.
Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.
For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
See “Glossary” for abbreviation descriptions.

(1)	Represents entire or partial securities on loan.
(2)	Current yield as of period end.
†	For information regarding the Fund’s significant accounting policies, please refer to the Fund’s most recent shareholder report.

Fair Value Summary
The following is a summary of the fair valuations according to the inputs used as of July 31, 2022 in valuing the Fund’s investments.
Description	Total	Level 1	Level 2	Level 3(1)
Assets
Common Stocks
Banks	$ 326,446,742	$ 326,446,742	$ —	$ —
Capital Goods	485,517,732	459,873,887	25,643,845	—
Consumer Durables & Apparel	34,528,190	34,528,190	—	—
Consumer Services	28,090,327	28,090,327	—	—
Diversified Financials	330,429,056	330,429,056	—	—
Energy	331,001,008	331,001,008	—	—
Food, Beverage & Tobacco	303,613,395	303,613,395	—	—
Health Care Equipment & Services	324,625,485	324,625,485	—	—
Household & Personal Products	175,681,221	175,681,221	—	—
Insurance	197,791,706	197,791,706	—	—
Materials	185,569,290	185,569,290	—	—
Media & Entertainment	79,851,227	79,851,227	—	—
Pharmaceuticals, Biotechnology & Life Sciences	612,282,212	563,933,390	48,348,822	—
Real Estate	190,762,178	190,762,178	—	—
Retailing	183,705,576	183,705,576	—	—
Semiconductors & Semiconductor Equipment	281,193,787	281,193,787	—	—
Software & Services	38,949,113	38,949,113	—	—
Technology Hardware & Equipment	232,874,476	232,874,476	—	—
Telecommunication Services	33,627,706	33,627,706	—	—
Transportation	66,041,565	66,041,565	—	—
Utilities	380,758,442	380,758,442	—	—
Short-Term Investments	164,427,402	18,581,821	145,845,581	—
Total	$ 4,987,767,836	$ 4,767,929,588	$ 219,838,248	$ —

(1)	For the period ended July 31, 2022, there were no transfers in and out of Level 3.
72

The Hartford Floating Rate Fund
Schedule of Investments
July 31, 2022  (Unaudited)

Shares or Principal Amount		Market Value†
CONVERTIBLE BONDS - 0.4%
	Airlines - 0.2%
$ 5,275,000	JetBlue Airways Corp. 0.50%, 04/01/2026	$ 3,761,075
	Internet - 0.2%
GBP 3,500,000	Trainline plc 1.00%, 01/14/2026(1)	3,764,250
	Total Convertible Bonds (cost $9,636,073)	$ 7,525,325
CORPORATE BONDS - 6.1%
	Commercial Banks - 1.3%
$ 13,325,000	Credit Suisse Group AG 6.25%, 12/18/2024, (6.25% fixed rate until 12/18/2024; 5 year USD Swap + 3.455% thereafter)(2)(3)(4)	$ 12,752,291
	Freedom Mortgage Corp.
2,175,000	6.63%, 01/15/2027(2)	1,668,575
6,550,000	8.13%, 11/15/2024(2)	5,862,250
7,564,000	8.25%, 04/15/2025(2)	6,769,780
		27,052,896
	Commercial Services - 0.3%
EUR 2,025,000	Verisure Holding AB 3.25%, 02/15/2027(1)	1,810,944
$ 4,805,000	WW International, Inc. 4.50%, 04/15/2029(2)	3,507,650
		5,318,594
	Construction Materials - 0.1%
1,275,000	Oscar AcquisitionCo LLC 9.50%, 04/15/2030(2)	1,039,662
	Diversified Financial Services - 0.6%
9,615,000	Home Point Capital, Inc. 5.00%, 02/01/2026(2)	6,621,434
5,385,000	Unifin Financiera S.A.B. de C.V. 9.88%, 01/28/2029(2)	2,854,050
	United Wholesale Mortgage LLC
3,270,000	5.50%, 11/15/2025(2)	3,053,918
1,080,000	5.75%, 06/15/2027(2)	942,899
		13,472,301
	Electrical Components & Equipment - 0.1%
EUR 2,770,000	Energizer Gamma Acquisition B.V. 3.50%, 06/30/2029(2)	2,136,574
	Engineering & Construction - 0.1%
$ 1,825,000	Artera Services LLC 9.03%, 12/04/2025(2)	1,482,813
	Entertainment - 0.3%
EUR 1,900,000	Banijay Group SAS 6.50%, 03/01/2026(1)	1,721,334
$ 2,150,000	Caesars Resort Collection LLC / CRC Finco, Inc. 5.75%, 07/01/2025(2)	2,150,323
3,175,000	Cinemark USA, Inc. 5.88%, 03/15/2026(2)	3,048,857
		6,920,514
	Insurance - 0.2%
3,200,000	Acrisure LLC / Acrisure Finance, Inc. 10.13%, 08/01/2026(2)	3,242,378
	Internet - 0.3%
3,135,000	Photo Holdings Merger Sub, Inc. 8.50%, 10/01/2026(2)	2,310,385
	United Group B.V.
EUR 1,895,000	5.14%, 02/01/2029, 3 mo. EURIBOR + 4.875%(2)(5)	1,730,807
2,240,000	5.25%, 02/01/2030(2)	1,787,310
		5,828,502
	IT Services - 0.0%
$ 1,125,000	Condor Merger Sub, Inc. 7.38%, 02/15/2030(2)	987,722
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 6.1% - (continued)
	Leisure Time - 0.4%
	Carnival Corp.
$ 5,665,000	7.63%, 03/01/2026(2)	$ 4,897,534
3,325,000	10.50%, 06/01/2030(2)	2,953,582
1,200,000	Life Time, Inc. 8.00%, 04/15/2026(2)	1,131,000
		8,982,116
	Lodging - 0.1%
2,300,000	Wynn Macau Ltd. 5.13%, 12/15/2029(2)	1,759,500
	Machinery-Diversified - 0.1%
3,285,000	OT Merger Corp. 7.88%, 10/15/2029(2)	2,299,500
	Mining - 0.0%
EUR 1,250,000	Constellium SE 3.13%, 07/15/2029(2)	1,004,164
	Oil & Gas - 0.1%
1,400,000	Petroleos Mexicanos 4.75%, 02/26/2029(1)	1,120,245
	Packaging & Containers - 0.3%
$ 5,965,000	Clydesdale Acquisition Holdings, Inc. 8.75%, 04/15/2030(2)	5,662,992
EUR 1,150,000	Mauser Packaging Solutions Holding Co. 4.75%, 04/15/2024(1)	1,125,458
		6,788,450
	Pharmaceuticals - 0.2%
3,825,000	Teva Pharmaceutical Finance Netherlands B.V. 4.50%, 03/01/2025	3,899,238
	Pipelines - 0.0%
$ 615,000	EQM Midstream Partners L.P. 7.50%, 06/01/2027(2)	625,763
	Real Estate - 0.2%
	CIFI Holdings Group Co., Ltd.
900,000	4.38%, 04/12/2027(1)	301,725
2,725,000	4.45%, 08/17/2026(1)	960,258
2,325,000	5.95%, 10/20/2025(1)	849,787
	Country Garden Holdings Co., Ltd.
1,750,000	3.30%, 01/12/2031(1)	516,250
2,385,000	4.80%, 08/06/2030(1)	728,439
1,125,000	5.13%, 01/14/2027(1)	385,313
1,750,000	5.63%, 01/14/2030(1)	559,138
1,350,000	Times China Holdings Ltd. 6.75%, 07/08/2025(1)	141,017
4,625,000	Yuzhou Group Holdings Co., Ltd. 8.50%, 02/26/2024(1)(6)	300,625
		4,742,552
	Retail - 1.1%
1,820,000	BCPE Ulysses Intermediate, Inc. (7.75% Cash, 8.50% PIK) 7.75%, 04/01/2027(2)(7)	1,274,000
EUR 1,475,000	eG Global Finance plc 6.25%, 10/30/2025(1)	1,397,775
$ 8,080,000	LSF9 Atlantis Holdings LLC / Victra Finance Corp. 7.75%, 02/15/2026(2)	7,321,490
4,250,000	Michaels Cos., Inc. 7.88%, 05/01/2029(2)	2,911,250
	Staples, Inc.
6,125,000	7.50%, 04/15/2026(2)	5,399,555
4,950,000	10.75%, 04/15/2027(2)	3,689,062
		21,993,132
	Telecommunications - 0.3%
	Altice France S.A.
EUR 1,750,000	4.13%, 01/15/2029(1)	1,497,941

73

The Hartford Floating Rate Fund
Schedule of Investments – (continued)
July 31, 2022  (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 6.1% - (continued)
	Telecommunications - 0.3% - (continued)
EUR 4,320,000	4.25%, 10/15/2029(2)	$ 3,642,762
$ 1,300,000	Frontier Communications Holdings LLC 5.88%, 11/01/2029	1,092,000
		6,232,703
	Total Corporate Bonds (cost $157,476,518)	$ 126,929,319
SENIOR FLOATING RATE INTERESTS - 81.8%(8)
	Advertising - 0.1%
1,305,000	ABG Intermediate Holdings 2 LLC 8.43%, 12/20/2029, 1 mo. USD SOFR + 6.000%	$ 1,187,550
	Aerospace/Defense - 0.2%
4,961,808	TransDigm, Inc. 4.62%, 05/30/2025, 1 mo. USD LIBOR + 2.250%	4,815,534
	Airlines - 1.7%
5,530,000	AAdvantage Loyalty IP Ltd. 7.46%, 04/20/2028, 1 mo. USD LIBOR + 4.750%	5,440,138
11,020,000	Air Canada 4.25%, 08/11/2028, 1 mo. USD LIBOR + 3.500%	10,590,991
9,975,000	Mileage Plus Holdings LLC 7.31%, 06/21/2027, 1 mo. USD LIBOR + 5.250%	10,047,718
6,270,000	SkyMiles IP Ltd. 6.46%, 10/20/2027, 3 mo. USD LIBOR + 3.750%	6,327,997
3,196,820	United Airlines, Inc. 6.53%, 04/21/2028, 1 mo. USD LIBOR + 3.750%	3,071,345
		35,478,189
	Asset-Backed - Finance & Insurance - 0.1%
EUR 2,075,000	Kouti B.V. 3.18%, 08/31/2028, 3 mo. EURIBOR + 3.750%	1,896,568
	Auto Parts & Equipment - 1.1%
3,211,969	Clarios Global L.P. 3.25%, 04/30/2026, 1 mo. EURIBOR + 3.250%	3,042,754
	First Brands Group LLC
$ 14,309,213	8.37%, 03/30/2027, 1 mo. USD LIBOR + 5.000%	13,586,597
6,430,000	11.87%, 03/30/2028, 1 mo. USD LIBOR + 8.500%	6,084,388
		22,713,739
	Chemicals - 0.4%
1,810,000	Avient Corp. 0.00%, 07/27/2029(9)	1,764,750
5,115,250	CPC Acquisition Corp. 6.00%, 12/29/2027, 1 mo. USD LIBOR + 3.750%	4,429,807
1,960,000	NIC Acquisition Corp. 10.00%, 12/29/2028, 1 mo. USD LIBOR + 7.750%	1,717,450
		7,912,007
	Commercial Services - 5.6%
4,900,000	Amentum Government Services Holdings LLC 5.16%, 02/15/2029, 1 mo. USD SOFR + 4.000%	4,742,269
3,311,915	APX Group, Inc. 5.66%, 07/10/2028, 1 mo. USD LIBOR + 3.500%	3,110,716
4,566,137	Belron Finance U.S. LLC 3.88%, 04/13/2028, 1 mo. USD LIBOR + 2.500%	4,460,568
EUR 14,300,000	Belron Luxembourg S.a.r.l. 2.50%, 04/13/2028, 3 mo. EURIBOR + 2.750%	13,884,545
Shares or Principal Amount		Market Value†
SENIOR FLOATING RATE INTERESTS - 81.8%(8) - (continued)
	Commercial Services - 5.6% - (continued)
	Cast and Crew Payroll LLC
$ 12,528,039	5.87%, 02/09/2026, 1 mo. USD LIBOR + 3.500%	$ 12,124,386
1,990,000	6.08%, 12/29/2028, 1 mo. USD SOFR + 3.750%	1,927,813
16,218,422	MPH Acquisition Holdings LLC 5.82%, 09/01/2028, 3 mo. USD LIBOR + 4.250%	14,997,500
7,302,602	PECF USS Intermediate Holding III Corp. 6.62%, 12/15/2028, 1 mo. USD LIBOR + 4.250%	6,663,624
	Trans Union LLC
4,928,018	4.12%, 11/16/2026, 1 mo. USD LIBOR + 1.750%	4,751,151
2,672,946	4.62%, 12/01/2028, 1 mo. USD LIBOR + 2.250%	2,604,465
EUR 28,805,000	Verisure Holding AB 3.47%, 03/27/2028, 3 mo. EURIBOR + 3.250%	27,212,112
$ 12,254,875	WEX, Inc. 4.62%, 03/31/2028, 1 mo. USD LIBOR + 2.250%	11,988,699
11,100,307	WW International, Inc. 5.88%, 04/13/2028, 1 mo. USD LIBOR + 3.500%	8,235,095
		116,702,943
	Construction Materials - 1.7%
5,746,112	Chamberlain Group, Inc. 5.87%, 11/03/2028, 1 mo. USD LIBOR + 3.500%	5,339,115
14,725,000	Oscar AcquisitionCo LLC 6.11%, 04/29/2029, 1 mo. USD LIBOR + 4.500%	13,353,808
4,940,000	Solis IV BV 4.84%, 02/26/2029, 1 mo. USD SOFR + 3.500%	4,394,130
4,662,735	Standard Industries, Inc. 3.79%, 09/22/2028, 1 mo. USD LIBOR + 2.500%	4,575,309
2,000,000	Tamko Building Products LLC 5.13%, 06/01/2026, 1 mo. USD LIBOR + 3.000%	1,920,000
6,414,886	Wilsonart LLC 5.51%, 12/31/2026, 1 mo. USD LIBOR + 3.250%	5,933,770
		35,516,132
	Distribution/Wholesale - 0.8%
12,857,035	American Builders & Contractors Supply Co., Inc. 4.37%, 01/15/2027, 1 mo. USD LIBOR + 2.000%	12,541,009
4,573,538	Caldic B.V. 4.67%, 02/28/2029, 1 mo. USD SOFR + 4.000%	4,161,919
		16,702,928
	Diversified Financial Services - 1.3%
	Blackhawk Network Holdings, Inc.
4,528,015	5.05%, 06/15/2025, 3 mo. USD LIBOR + 3.000%	4,341,234
3,010,000	9.50%, 06/15/2026, 3 mo. USD LIBOR + 7.000%	2,844,450
4,583,734	Fleetcor Technologies Operating Co. LLC 4.12%, 04/28/2028, 1 mo. USD LIBOR + 1.750%	4,462,770
	Forefront Management Holdings LLC
287,402	2.73%, 04/02/2029, 1 mo. USD LIBOR + 4.250%(10)	277,343

74

The Hartford Floating Rate Fund
Schedule of Investments – (continued)
July 31, 2022  (Unaudited)

Shares or Principal Amount		Market Value†
SENIOR FLOATING RATE INTERESTS - 81.8%(8) - (continued)
	Diversified Financial Services - 1.3% - (continued)
$ 1,537,598	5.94%, 04/02/2029, 1 mo. USD LIBOR + 4.250%	$ 1,483,782
13,555,000	Setanta Aircraft Leasing Designated Activity Co. 4.25%, 11/05/2028, 3 mo. USD LIBOR + 2.000%	13,290,677
		26,700,256
	Electronics - 0.9%
19,810,000	II-VI, Inc. 4.46%, 07/02/2029, 1 mo. USD LIBOR + 2.750%	19,232,142
	Engineering & Construction - 0.6%
	Ascend Learning LLC
2,058,302	5.87%, 12/11/2028, 1 mo. USD LIBOR + 3.500%	1,944,457
3,375,000	8.12%, 12/10/2029, 1 mo. USD LIBOR + 5.750%	2,970,000
5,946,010	Fluidra S.A. 4.43%, 01/29/2029, 1 mo. USD SOFR + 2.000%	5,745,333
2,330,000	PowerTeam Services LLC 9.50%, 03/06/2026, 3 mo. USD LIBOR + 7.250%	1,501,196
		12,160,986
	Entertainment - 3.6%
5,180,077	Cinemark USA, Inc. 4.24%, 03/31/2025, 3 mo. USD LIBOR + 1.750%	4,914,598
	Crown Finance U.S., Inc.
EUR 1,734,350	2.63%, 02/28/2025, 3 mo. EURIBOR + 2.625%	1,104,555
$ 33,099,347	4.00%, 02/28/2025, 1 mo. USD LIBOR + 2.500%	21,097,524
2,552,641	7.00%, 05/23/2024, 1 mo. USD LIBOR + 7.000%	2,811,760
1,998,092	10.08%, 02/28/2025, 1 mo. USD LIBOR + 8.250%	2,083,011
5,778,529	Delta (LUX) S.a.r.l. 4.87%, 02/01/2024, 3 mo. USD LIBOR + 2.500%	5,708,377
3,405,000	Great Canadian Gaming Corp. 6.10%, 11/01/2026, 1 mo. USD LIBOR + 4.000%	3,294,338
1,836,113	J&J Ventures Gaming LLC 6.25%, 04/26/2028, 1 mo. USD LIBOR + 4.000%	1,746,602
3,146,225	Maverick Gaming LLC 9.07%, 09/03/2026, 1 mo. USD LIBOR + 7.500%	2,831,603
3,755,000	Scientific Games International, Inc. 5.04%, 04/14/2029, 1 mo. USD SOFR + 3.000%	3,665,819
16,937,537	UFC Holdings LLC 5.52%, 04/29/2026, 1 mo. USD LIBOR + 2.750%	16,358,781
2,917,106	William Morris Endeavor Entertainment LLC 5.13%, 05/18/2025, 3 mo. USD LIBOR + 2.750%	2,790,708
7,345,000	WMG Acquisition Corp. 4.50%, 01/20/2028, 1 mo. USD LIBOR + 2.125%	7,170,556
		75,578,232
	Environmental Control - 0.2%
4,869,584	Filtration Group Corp. 5.87%, 10/21/2028, 1 mo. USD LIBOR + 3.500%	4,676,018
	Food - 2.0%
4,103,737	8th Avenue Food & Provisions, Inc. 6.12%, 10/01/2025, 3 mo. USD LIBOR + 3.750%	3,508,695
Shares or Principal Amount		Market Value†
SENIOR FLOATING RATE INTERESTS - 81.8%(8) - (continued)
	Food - 2.0% - (continued)
	Froneri International Ltd.
EUR 15,370,000	3.01%, 01/29/2027, 3 mo. EURIBOR + 2.375%	$ 14,460,046
$ 11,039,613	4.62%, 01/29/2027, 1 mo. USD LIBOR + 2.250%	10,572,196
	U.S. Foods, Inc.
6,125,655	3.57%, 09/13/2026, 3 mo. USD LIBOR + 2.000%	5,951,625
7,114,250	4.32%, 11/22/2028, 1 mo. USD LIBOR + 2.750%	6,943,081
		41,435,643
	Food Service - 0.7%
	Aramark Services, Inc.
2,456,810	4.12%, 01/15/2027, 1 mo. USD LIBOR + 1.750%	2,357,506
13,479,938	4.87%, 04/06/2028, 1 mo. USD LIBOR + 2.500%	13,113,418
		15,470,924
	Healthcare - Products - 2.4%
	Avantor Funding, Inc.
EUR 5,850,900	2.75%, 06/12/2028, 1 mo. EURIBOR + 2.750%	5,772,467
$ 5,552,234	4.62%, 11/08/2027, 1 mo. USD LIBOR + 2.250%	5,438,080
10,015,000	Bausch & Lomb, Inc. 4.55%, 05/10/2027, 1 mo. USD SOFR + 3.250%	9,464,175
5,905,350	Insulet Corp. 5.62%, 05/04/2028, 1 mo. USD LIBOR + 3.250%	5,767,578
3,336,638	Medline Borrower LP 5.62%, 10/23/2028, 1 mo. USD LIBOR + 3.250%	3,181,284
21,930,742	Sunshine Luxembourg S.a.r.l. 6.00%, 10/01/2026, 1 mo. USD LIBOR + 3.750%	20,902,849
		50,526,433
	Healthcare - Services - 5.4%
2,240,000	Accelerated Health Systems LLC 5.16%, 02/15/2029, 1 mo. USD SOFR + 4.250%	2,121,706
10,107,622	ADMI Corp. 5.75%, 12/23/2027, 1 mo. USD LIBOR + 3.375%	9,320,643
	Aveanna Healthcare LLC
409,434	0.00%, 07/17/2028, 1 mo. USD LIBOR + 3.750%(9)	338,602
1,747,362	5.91%, 07/17/2028, 1 mo. USD LIBOR + 3.750%	1,445,068
5,425,000	9.16%, 12/10/2029, 1 mo. USD LIBOR + 7.000%	4,231,500
EUR 14,235,000	Biogroup-LCD 2.75%, 02/09/2028, 3 mo. EURIBOR + 3.000%	13,339,575
$ 5,662,539	Cano Health LLC 6.43%, 11/23/2027, 1 mo. USD SOFR + 4.000%	5,315,708
4,868,479	Envision Healthcare Corp. 6.12%, 10/10/2025, 3 mo. USD LIBOR + 3.750%	1,258,697
	EyeCare Partners LLC
23,635,944	6.00%, 02/18/2027, 1 mo. USD LIBOR + 3.750%	21,957,792
2,215,000	9.00%, 11/15/2029, 1 mo. USD LIBOR + 6.750%	2,048,875
5,219,645	ICON Luxembourg S.a.r.l. 4.56%, 07/03/2028, 1 mo. USD LIBOR + 2.250%	5,118,958

75

The Hartford Floating Rate Fund
Schedule of Investments – (continued)
July 31, 2022  (Unaudited)

Shares or Principal Amount		Market Value†
SENIOR FLOATING RATE INTERESTS - 81.8%(8) - (continued)
	Healthcare - Services - 5.4% - (continued)
	IQVIA, Inc.
EUR 2,900,000	2.00%, 03/07/2024, 1 mo. EURIBOR + 2.000%	$ 2,884,303
3,116,260	2.00%, 06/11/2025, 1 mo. EURIBOR + 2.000%	3,076,588
$ 6,652,763	Loire Finco Luxembourg S.a.r.l. 5.62%, 04/21/2027, 1 mo. USD LIBOR + 3.250%	6,228,649
18,919,471	MED ParentCo L.P. 6.62%, 08/31/2026, 1 mo. USD LIBOR + 4.250%	16,679,595
	Medical Solutions Holdings, Inc.
1,973,019	3.78%, 11/01/2028, 1 mo. USD LIBOR + 3.500%(10)	1,898,202
10,366,775	6.38%, 11/01/2028, 1 mo. USD LIBOR + 3.500%	9,973,667
	Pediatric Associates Holding Company LLC
552,280	4.25%, 12/29/2028, 1 mo. USD LIBOR + 3.250%(10)	531,569
3,642,899	5.08%, 12/29/2028, 1 mo. USD LIBOR + 3.250%	3,506,290
2,108,087	WP CityMD Bidco LLC 5.50%, 12/22/2028, 1 mo. USD LIBOR + 3.250%	2,024,523
		113,300,510
	Holding Companies-Diversified - 0.4%
EUR 7,815,000	IVC Acquisition Ltd. 3.75%, 02/13/2026, 3 mo. EURIBOR + 4.000%	7,522,536
	Home Builders - 0.7%
	Tecta America Corp.
$ 12,402,244	6.62%, 04/10/2028, 1 mo. USD LIBOR + 4.250%	11,637,398
3,800,000	10.87%, 04/09/2029, 1 mo. USD LIBOR + 8.500%	3,686,000
		15,323,398
	Home Furnishings - 0.8%
20,466,233	Mattress Firm, Inc. 5.64%, 09/25/2028, 1 mo. USD LIBOR + 4.250%	17,332,443
	Housewares - 0.1%
EUR 2,065,000	Solis IV BV 4.00%, 02/26/2029, 3 mo. EURIBOR + 4.000%	1,822,086
	Insurance - 5.6%
	Acrisure LLC
$ 27,199,386	5.87%, 02/15/2027, 1 mo. USD LIBOR + 3.500%	25,815,209
1,122,343	6.62%, 02/15/2027, 1 mo. USD LIBOR + 4.250%	1,083,061
	Asurion LLC
1,974,293	5.37%, 11/03/2024, 1 mo. USD LIBOR + 3.000%	1,901,896
10,502,183	5.50%, 11/03/2023, 1 mo. USD LIBOR + 3.125%	10,309,048
1,554,515	5.62%, 12/23/2026, 1 mo. USD LIBOR + 3.250%	1,458,011
5,890,202	5.62%, 07/31/2027, 1 mo. USD LIBOR + 3.250%	5,527,954
17,937,700	7.62%, 01/31/2028, 1 mo. USD LIBOR + 5.250%	15,336,734
9,640,000	7.62%, 01/20/2029, 1 mo. USD LIBOR + 5.250%	8,232,560
	Hub International Ltd.
13,321,675	5.77%, 04/25/2025, 1 mo. USD LIBOR + 3.000%	12,968,118
Shares or Principal Amount		Market Value†
SENIOR FLOATING RATE INTERESTS - 81.8%(8) - (continued)
	Insurance - 5.6% - (continued)
$ 2,917,784	5.98%, 04/25/2025, 1 mo. USD LIBOR + 3.250%	$ 2,850,324
17,831,120	Sedgwick Claims Management Services, Inc. 5.62%, 12/31/2025, 3 mo. USD LIBOR + 3.250%	17,243,228
14,756,766	USI, Inc. 5.25%, 05/16/2024, 3 mo. USD LIBOR + 3.000%	14,484,651
		117,210,794
	Internet - 4.6%
	Adevinta ASA
EUR 4,250,000	3.25%, 06/26/2028, 3 mo. EURIBOR + 3.000%	4,164,967
$ 1,717,650	5.25%, 06/26/2028, 1 mo. USD LIBOR + 2.750%	1,648,515
17,071,963	Endure Digital, Inc. 5.29%, 02/10/2028, 1 mo. USD LIBOR + 3.500%	15,649,357
	MH Sub LLC
18,445,569	6.12%, 09/13/2024, 3 mo. USD LIBOR + 3.750%	17,892,202
11,090,491	6.12%, 09/13/2024, 1 mo. USD LIBOR + 3.750%	10,753,119
3,695,000	8.62%, 02/23/2029, 1 mo. USD LIBOR + 6.250%	3,494,842
13,579,256	Proofpoint, Inc. 4.82%, 08/31/2028, 1 mo. USD LIBOR + 3.250%	13,021,013
3,978,356	Rodan & Fields LLC 6.00%, 06/16/2025, 3 mo. USD LIBOR + 4.000%	2,201,343
36,209,150	Shutterfly, Inc. 6.67%, 09/25/2026, 1 mo. USD LIBOR + 5.000%	27,881,045
		96,706,403
	IT Services - 0.7%
5,346,000	Panther Commercial Holdings L.P. 7.31%, 01/07/2028, 1 mo. USD LIBOR + 4.500%	4,974,025
5,909,762	Peraton Corp. 6.12%, 02/01/2028, 1 mo. USD LIBOR + 3.750%	5,736,193
3,416,512	Surf Holdings LLC 5.17%, 03/05/2027, 1 mo. USD LIBOR + 3.500%	3,305,475
		14,015,693
	Leisure Time - 2.6%
	Carnival Corp.
6,540,952	5.88%, 06/30/2025, 1 mo. USD LIBOR + 3.000%	6,216,259
8,735,826	6.13%, 10/18/2028, 1 mo. USD LIBOR + 3.250%	8,091,559
12,320,550	Hayward Industries, Inc. 4.87%, 05/30/2028, 1 mo. USD LIBOR + 2.500%	11,735,324
19,874,886	MajorDrive Holdings LLC 5.63%, 06/01/2028, 1 mo. USD LIBOR + 4.000%	18,185,521
9,540,311	SRAM LLC 5.17%, 05/18/2028, 1 mo. USD LIBOR + 2.750%	9,150,780
		53,379,443
	Lodging - 1.6%
33,572,259	Caesars Resort Collection LLC 5.12%, 12/23/2024, 3 mo. USD LIBOR + 2.750%	32,774,918

76

The Hartford Floating Rate Fund
Schedule of Investments – (continued)
July 31, 2022  (Unaudited)

Shares or Principal Amount		Market Value†
SENIOR FLOATING RATE INTERESTS - 81.8%(8) - (continued)
	Machinery-Diversified - 0.2%
$ 3,189,918	ASP Blade Holdings, Inc. 6.37%, 10/13/2028, 1 mo. USD LIBOR + 4.000%	$ 2,769,263
1,015,354	Vertical U.S. Newco, Inc. 6.87%, 07/30/2027, 1 mo. USD LIBOR + 3.500%	979,055
		3,748,318
	Media - 4.2%
4,228,481	Banijay Entertainment S.A.S 5.54%, 03/01/2025, 1 mo. USD LIBOR + 3.750%	4,104,291
8,745,648	Cable One, Inc. 4.37%, 05/03/2028, 1 mo. USD LIBOR + 2.000%	8,393,636
5,033,543	Charter Communications Operating LLC 4.13%, 02/01/2027, 1 mo. USD LIBOR + 1.750%	4,862,604
	CSC Holdings LLC
7,405,816	4.25%, 07/17/2025, 3 mo. USD LIBOR + 2.250%	7,124,987
3,482,578	4.50%, 04/15/2027, 1 mo. USD LIBOR + 2.500%	3,318,618
14,397,800	DirecTV Financing LLC 7.37%, 08/02/2027, 1 mo. USD LIBOR + 5.000%	13,563,879
3,401,506	E.W. Scripps Co. 4.93%, 05/01/2026, 1 mo. USD LIBOR + 2.563%	3,298,611
5,669,475	Entravision Communications Corp. 5.12%, 11/29/2024, 3 mo. USD LIBOR + 2.750%	5,552,570
1,853,824	NEP/NCP Holdco, Inc. 5.62%, 10/20/2025, 3 mo. USD LIBOR + 3.250%	1,740,277
EUR 2,400,000	UPC Broadband Holding B.V. 3.36%, 01/31/2029, 3 mo. EURIBOR + 3.000%	2,310,846
$ 8,075,000	UPC Financing Partnership 5.00%, 01/31/2029, 1 mo. USD LIBOR + 3.000%	7,854,956
EUR 8,480,000	Virgin Media Ireland Ltd. 3.86%, 07/15/2029, 3 mo. EURIBOR + 3.500%	8,123,302
GBP 7,550,000	Virgin Media SFA Finance Ltd. 4.44%, 11/15/2027, 1 mo. GBP LIBOR + 3.250%	8,370,756
EUR 9,985,000	Ziggo B.V. 3.00%, 01/31/2029, 3 mo. EURIBOR + 3.000%	9,500,398
		88,119,731
	Metal Fabricate/Hardware - 0.1%
$ 3,265,000	AZZ, Inc. 6.86%, 05/13/2029, 1 mo. USD SOFR + 4.250%	3,180,665
	Miscellaneous Manufacturing - 1.1%
EUR 5,070,418	CeramTec AcquiCo GmbH 3.75%, 02/02/2029, 3 mo. EURIBOR + 3.750%	4,803,295
$ 3,500,000	International Textile Group, Inc. 11.28%, 05/01/2025, 3 mo. USD LIBOR + 9.000%	1,999,375
	LTI Holdings, Inc.
15,307,627	5.87%, 09/06/2025, 3 mo. USD LIBOR + 3.500%	14,203,335
2,440,000	9.12%, 09/06/2026, 3 mo. USD LIBOR + 6.750%	2,230,160
		23,236,165
	Oil & Gas Services - 0.0%
12,815,379	PES Holdings LLC 0.00%, 12/31/2022, 3 mo. USD LIBOR + 6.990%(6)(9)	336,404
Shares or Principal Amount		Market Value†
SENIOR FLOATING RATE INTERESTS - 81.8%(8) - (continued)
	Packaging & Containers - 1.2%
$ 9,668,420	BWAY Holding Co. 5.04%, 04/03/2024, 3 mo. USD LIBOR + 3.250%	$ 9,231,311
5,640,000	Clydesdale Acquisition Holdings, Inc. 6.60%, 04/13/2029, 1 mo. USD LIBOR + 4.250%	5,407,350
	Pretium PKG Holdings, Inc.
4,805,850	6.16%, 10/02/2028, 1 mo. USD LIBOR + 4.000%	4,495,488
1,170,000	8.79%, 10/01/2029, 1 mo. USD LIBOR + 6.750%	1,006,200
5,607,173	TricorBraun Holdings, Inc. 5.62%, 03/03/2028, 1 mo. USD LIBOR + 3.250%	5,303,769
		25,444,118
	Pharmaceuticals - 4.8%
16,725,000	Bausch Health Cos., Inc. 7.17%, 02/01/2027, 1 mo. USD SOFR + 5.250%	14,028,094
5,749,578	Change Healthcare Holdings LLC 4.87%, 03/01/2024, 1 mo. USD LIBOR + 2.500%	5,668,739
3,491,250	Curium BidCo S.a.r.l. 6.25%, 12/02/2027, 1 mo. USD LIBOR + 4.250%	3,360,328
6,422,594	Elanco Animal Health, Inc. 3.46%, 08/01/2027, 1 mo. USD LIBOR + 1.750%	6,202,813
5,157,268	Gainwell Acquisition Corp. 6.25%, 10/01/2027, 1 mo. USD LIBOR + 4.000%	4,993,937
EUR 4,723,971	Grifols S.A. 2.32%, 11/15/2027, 3 mo. EURIBOR + 2.250%	4,500,061
$ 9,134,375	Horizon Therapeutics USA, Inc. 4.06%, 03/15/2028, 1 mo. USD LIBOR + 1.750%	8,940,269
1,300,478	ICON Luxembourg S.a.r.l. 4.56%, 07/03/2028, 1 mo. USD LIBOR + 2.250%	1,275,392
4,895,550	Jazz Financing Lux S.a.r.l. 5.87%, 05/05/2028, 1 mo. USD LIBOR + 3.500%	4,775,217
	Organon & Co.
EUR 3,260,062	3.00%, 06/02/2028, 3 mo. EURIBOR + 3.000%	3,179,642
$ 3,907,505	4.63%, 06/02/2028, 1 mo. USD LIBOR + 3.000%	3,834,240
31,382,174	Pathway Vet Alliance LLC 6.00%, 03/31/2027, 1 mo. USD LIBOR + 3.750%	29,538,472
2,240,000	Pearl Intermediate Parent LLC 8.62%, 02/13/2026, 3 mo. USD LIBOR + 6.250%	2,181,200
7,383,547	PetVet Care Centers LLC 5.87%, 02/14/2025, 1 mo. USD LIBOR + 3.500%	7,074,398
		99,552,802
	Pipelines - 1.0%
2,270,274	BCP Renaissance Parent LLC 5.75%, 10/31/2024, 3 mo. USD LIBOR + 3.500%	2,217,309
5,827,845	Medallion Midland Acquisition LLC 6.12%, 10/18/2028, 1 mo. USD LIBOR + 3.750%	5,648,173

77

The Hartford Floating Rate Fund
Schedule of Investments – (continued)
July 31, 2022  (Unaudited)

Shares or Principal Amount		Market Value†
SENIOR FLOATING RATE INTERESTS - 81.8%(8) - (continued)
	Pipelines - 1.0% - (continued)
$ 3,456,802	Oryx Midstream Services Permian Basin LLC 4.71%, 10/05/2028, 1 mo. USD LIBOR + 3.250%	$ 3,359,873
10,536,562	Traverse Midstream Partners LLC 5.95%, 09/27/2024, 1 mo. USD LIBOR + 4.250%	10,360,917
		21,586,272
	Real Estate - 0.6%
EUR 2,955,000	Blitz GmbH 3.44%, 04/28/2028, 3 mo. EURIBOR + 3.500%	2,802,464
9,635,000	Foncia Management 3.50%, 03/27/2028, 3 mo. EURIBOR + 3.500%	9,050,396
		11,852,860
	Retail - 8.7%
$ 30,323,240	B.C. Unlimited Liability Co. 4.12%, 11/19/2026, 1 mo. USD LIBOR + 1.750%	29,366,239
7,398,561	Beacon Roofing Supply, Inc. 4.62%, 05/19/2028, 1 mo. USD LIBOR + 2.250%	7,116,010
11,231,298	Great Outdoors Group LLC 6.12%, 03/06/2028, 1 mo. USD LIBOR + 3.750%	10,248,560
2,167,087	Harbor Freight Tools USA, Inc. 5.12%, 10/19/2027, 1 mo. USD LIBOR + 2.750%	2,002,865
7,483,203	IRB Holding Corp. 4.84%, 12/15/2027, 1 mo. USD SOFR + 3.000%	7,165,167
25,806,953	LBM Acquisition LLC 7.12%, 12/17/2027, 1 mo. USD LIBOR + 3.750%	22,143,398
20,645,000	LSF9 Atlantis Holdings LLC 9.30%, 03/31/2029, 1 mo. USD LIBOR + 7.250%	19,199,850
10,174,410	Michaels Cos., Inc. 6.50%, 04/15/2028, 1 mo. USD LIBOR + 4.250%	8,500,720
EUR 2,825,000	Peer Holding B.V. 3.00%, 03/08/2025, 3 mo. EURIBOR + 3.000%	2,789,844
$ 8,265,548	Petco Health and Wellness Co., Inc. 5.50%, 03/03/2028, 1 mo. USD LIBOR + 3.250%	7,985,263
7,329,666	PetSmart, Inc. 6.12%, 02/11/2028, 1 mo. USD LIBOR + 3.750%	7,051,725
EUR 3,150,000	Rainbow Finco S.a.r.l. 3.75%, 02/24/2029, 3 mo. EURIBOR + 3.750%	2,969,949
$ 5,900,213	Specialty Building Products Holdings LLC 5.91%, 10/15/2028, 1 mo. USD LIBOR + 3.750%	5,339,692
	SRS Distribution, Inc.
5,223,750	6.18%, 06/02/2028, 1 mo. USD SOFR + 3.500%	4,967,995
23,338,172	6.31%, 06/02/2028, 1 mo. USD LIBOR + 3.500%	22,200,436
25,073,318	Staples, Inc. 6.29%, 04/16/2026, 3 mo. USD LIBOR + 5.000%	21,644,040
		180,691,753
	Semiconductors - 1.6%
18,775,000	Entegris, Inc. 5.54%, 07/06/2029, 3 mo. USD LIBOR + 3.000%	18,508,958
12,575,000	MKS Instruments, Inc. 0.00%, 04/08/2029(9)	12,292,063
3,687,138	Synaptics, Inc. 4.36%, 12/02/2028, 1 mo. USD LIBOR + 2.250%	3,653,326
		34,454,347
Shares or Principal Amount		Market Value†
SENIOR FLOATING RATE INTERESTS - 81.8%(8) - (continued)
	Software - 7.0%
	Athenahealth, Inc.
$ 1,694,928	3.50%, 02/15/2029, 1 mo. USD SOFR + 3.500%(10)	$ 1,612,300
10,000,072	5.65%, 02/15/2029, 1 mo. USD SOFR + 3.500%	9,512,569
3,297,736	Camelot U.S. Acquisition Co. 5.37%, 10/30/2026, 1 mo. USD LIBOR + 3.000%	3,212,193
2,089,500	CCC Intelligent Solutions, Inc. 4.50%, 09/21/2028, 3 mo. USD LIBOR + 2.250%	2,025,520
	DCert Buyer, Inc.
11,014,462	6.37%, 10/16/2026, 3 mo. USD LIBOR + 4.000%	10,632,921
12,370,000	9.37%, 02/19/2029, 1 mo. USD LIBOR + 7.000%	11,586,608
7,469,566	Dun & Bradstreet Corp. 5.55%, 02/06/2026, 1 mo. USD LIBOR + 3.250%	7,257,953
6,038,031	E2open LLC 4.83%, 02/04/2028, 1 mo. USD LIBOR + 3.500%	5,870,113
6,104,700	EP Purchaser LLC 5.75%, 11/06/2028, 1 mo. USD LIBOR + 3.500%	5,962,277
	Hyland Software, Inc.
1,081,403	5.87%, 07/01/2024, 1 mo. USD LIBOR + 3.500%	1,059,440
2,446,000	8.62%, 07/07/2025, 1 mo. USD LIBOR + 6.250%	2,364,989
	McAfee LLC
EUR 2,025,000	4.25%, 03/01/2029, 3 mo. EURIBOR + 4.250%	1,958,117
$ 32,650,000	5.70%, 03/01/2029, 3 mo. USD LIBOR + 4.000%	31,112,838
2,865,000	Mitchell International, Inc. 8.66%, 10/15/2029, 1 mo. USD LIBOR + 6.500%	2,630,070
6,235,376	Navicure, Inc. 6.37%, 10/22/2026, 1 mo. USD LIBOR + 4.000%	6,048,315
	Polaris Newco LLC
EUR 2,709,525	4.00%, 06/02/2028, 3 mo. EURIBOR + 4.000%	2,596,190
$ 15,789,729	6.37%, 06/02/2028, 1 mo. USD LIBOR + 4.000%	14,971,663
3,329,015	RealPage, Inc. 5.37%, 04/24/2028, 1 mo. USD LIBOR + 3.250%	3,197,718
1,876,531	Seattle Spinco, Inc. 5.12%, 06/21/2024, 3 mo. USD LIBOR + 2.750%	1,740,482
11,269,193	SS&C Technologies, Inc. 4.12%, 04/16/2025, 1 mo. USD LIBOR + 1.750%	10,996,817
	Ultimate Software Group, Inc.
6,093,561	6.12%, 05/04/2026, 3 mo. USD LIBOR + 3.750%	5,918,371
3,220,000	7.54%, 05/03/2027, 1 mo. USD LIBOR + 5.250%	3,076,259
		145,343,723
	Telecommunications - 3.0%
5,340,529	CenturyLink, Inc. 4.62%, 03/15/2027, 1 mo. USD LIBOR + 2.250%	5,079,217
10,962,303	Frontier Communications Corp. 6.06%, 05/01/2028, 1 mo. USD LIBOR + 3.750%	10,433,372
EUR 11,140,000	Lorca Finco plc 4.00%, 09/17/2027, 3 mo. EURIBOR + 3.750%	10,797,338

78

The Hartford Floating Rate Fund
Schedule of Investments – (continued)
July 31, 2022  (Unaudited)

Shares or Principal Amount		Market Value†
SENIOR FLOATING RATE INTERESTS - 81.8%(8) - (continued)
	Telecommunications - 3.0% - (continued)
EUR 21,466,778	Numericable Group S.A. 3.24%, 07/31/2025, 3 mo. EURIBOR + 3.000%	$ 20,719,805
$ 5,065,000	Venga Finance S.a.r.l. 7.03%, 12/04/2028, 1 mo. USD LIBOR + 4.750%	4,672,462
	Xplornet Communications, Inc.
3,302,028	6.37%, 10/02/2028, 1 mo. USD LIBOR + 4.000%	2,922,889
2,230,000	9.37%, 10/01/2029, 1 mo. USD LIBOR + 7.000%	1,956,825
5,599,775	Zacapa LLC 6.30%, 03/22/2029, 1 mo. USD SOFR + 4.250%	5,323,314
		61,905,222
	Textiles - 1.8%
39,570,825	Crocs, Inc. 4.45%, 02/20/2029, 1 mo. USD SOFR + 3.500%	37,161,358
	Transportation - 0.6%
12,989,066	PODS LLC 5.37%, 03/31/2028, 1 mo. USD LIBOR + 3.000%	12,437,031
	Total Senior Floating Rate Interests (cost $1,849,265,978)	$ 1,707,145,217
COMMON STOCKS - 0.6%
	Energy - 0.5%
2,037,975	Ascent Resources - Marcellus LLC Class A*(11)(12)	$ 3,566,456
71,083	Foresight Energy LLC	1,208,410
15,718	Kelly Topco Shares*(11)(12)(13)	1,357,249
544,947	Philadelphia Energy Solutions*(11)(12)	—
112,212	Texgen Power LLC*	2,917,512
		9,049,627
	Insurance - 0.0%
175,508	AFG Holdings, Inc.*	175,508
	Materials - 0.1%
37,645	UTEX Industries, Inc.*	2,522,215
	Total Common Stocks (cost $21,715,275)	$ 11,747,350
EXCHANGE-TRADED FUNDS - 2.4%
	Other Investment Pools & Funds - 2.4%
1,265,400	Invesco Senior Loan ETF	$ 26,535,438
546,800	SPDR Blackstone Senior Loan ETF	23,249,936
		49,785,374
	Total Exchange-Traded Funds (cost $52,639,627)	$ 49,785,374
WARRANTS - 0.0%
	Energy - 0.0%
719,301	Ascent Resources - Marcellus LLC Expires 03/30/2023*(11)(12)	$ 35,180
	Materials - 0.0%
7,500	UTEX Industries, Inc. Expires 12/03/2025*(11)(12)	162,825
	Total Warrants (cost $107,156)	$ 198,005
	Total Long-Term Investments (Cost $2,090,840,627)	$ 1,903,330,590
Shares or Principal Amount			Market Value†
SHORT-TERM INVESTMENTS - 8.1%
	Other Investment Pools & Funds - 8.1%
168,933,152	BlackRock Liquidity Funds, FedFund Portfolio, Institutional Class, 1.98%(14)		$ 168,933,152
	Total Short-Term Investments (cost $168,933,152)		$ 168,933,152
	Total Investments (cost $2,259,773,779)	99.4%	$ 2,072,263,742
	Other Assets and Liabilities	0.6%	13,424,033
	Total Net Assets	100.0%	$ 2,085,687,775
Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.
The Fund may refer to any one or more of the industry classifications used by one or more widely recognized market indices, ratings group and/or as defined by Fund management. Industry classifications may not be identical across all security types.
Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.
For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
See “Glossary” for abbreviation descriptions.

*	Non-income producing.
(1)	Security is exempt from registration under Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At July 31, 2022, the aggregate value of these securities was $17,180,499, representing 0.8% of net assets.
(2)	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions that are exempt from registration (typically only to qualified institutional buyers) or in a public offering registered under the Securities Act of 1933. At July 31, 2022, the aggregate value of these securities was $108,521,832, representing 5.2% of net assets.
(3)	Fixed to variable rate investment. The rate shown reflects the fixed rate in effect at July 31, 2022. Rate will reset at a future date. Base lending rates may be subject to a floor or cap.
(4)	Perpetual maturity security. Maturity date shown is the next call date or final legal maturity date, whichever comes first.
(5)	Variable rate security; the rate reported is the coupon rate in effect at July 31, 2022. Base lending rates may be subject to a floor or cap.
(6)	Non-income producing. For long-term debt securities, items identified are in default as to payment of interest and/or principal.
(7)	Security has the ability to pay in kind (“PIK”) or pay income in cash. When applicable, separate rates of such payments are disclosed.

79

The Hartford Floating Rate Fund
Schedule of Investments – (continued)
July 31, 2022  (Unaudited)

(8)	Senior floating rate interests generally pay interest rates which are periodically adjusted by reference to a base short-term, floating lending rate plus a premium. The base lending rates are primarily the LIBOR, and secondarily the prime rate offered by one or more major United States banks (the "Prime Rate") and the certificate of deposit rate or other base lending rates used by commercial lenders. Senior floating rate interests often require prepayments from excess cash flows or permit the borrower to repay at its election. The rate at which the borrower repays cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. Base lending rates may be subject to a floor or cap. Unless otherwise noted, the interest rate disclosed for these securities represents the rate in effect as of July 31, 2022.
(9)	Represents an unsettled loan commitment. The coupon rate will be determined at time of settlement.
(10)	This security, or a portion of this security, has unfunded loan commitments. As of July 31, 2022, the aggregate value of the unfunded commitment was $4,319,414, which represents 0.2% of total net assets.
(11)	These securities are valued in good faith at fair value as determined under policies and procedures established by and under the supervision of the Board of Directors. At July 31, 2022, the aggregate fair value of these securities are $5,121,710, which represented 0.2% of total net assets. This amount excludes securities that are principally traded in certain foreign markets and whose prices are adjusted pursuant to a third party pricing service methodology approved by the Board of Directors.
(12)	Investment valued using significant unobservable inputs.
(13)	Investment in securities not registered under the Securities Act of 1933 (excluding securities acquired pursuant to Rule 144A and Regulation S). At the end of the period, the value of such restricted securities amounted to $1,357,249 or 0.1% of net assets.

Period Acquired	Security Name	Shares/ Par Value	Total Cost	Market Value
09/2021	Kelly Topco Shares	15,718	$ 1,251,310	$ 1,357,249

(14)	Current yield as of period end.

Futures Contracts Outstanding at July 31, 2022
Description	Number of Contracts	Expiration Date	Current Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Short position contracts:
Euro-BOBL Future	55	09/08/2022	$ 7,032,850	$ (168,077)
U.S. Treasury 5-Year Note Future	284	09/30/2022	32,298,344	(158,151)
Total futures contracts				$ (326,228)

OTC Total Return Swap Contracts Outstanding at July 31, 2022
Reference Entity	Counter- party	Notional Amount		Payments received (paid) by the Fund	Expiration Date	Periodic Payment Frequency	Upfront Premiums Paid	Upfront Premiums Received	Market Value†	Unrealized Appreciation/ Depreciation
Markit iBoxx USD Liquid Leveraged Loan Index	MSC	USD	40,660,000	2.10%	09/20/2022	At Maturity	$ —	$ —	$ (1,497,262)	$ (1,497,262)
Markit iBoxx USD Liquid Leveraged Loan Index	MSC	USD	44,775,000	2.10%	12/20/2022	At Maturity	—	—	(345,895)	(345,895)
Total OTC total return swap contracts							$ —	$ —	$ (1,843,157)	$ (1,843,157)

Centrally Cleared Credit Default Swap Contracts Outstanding at July 31, 2022
Reference Entity	Notional Amount(1)		(Pay)/Receive Fixed Rate	Expiration Date	Periodic Payment Frequency	Cost Basis	Value†	Unrealized Appreciation/ (Depreciation)
Credit default swaps on indices:
Sell protection:
CDX.NA.HY.38.V2	USD	23,274,900	5.00%	06/20/2027	Quarterly	$ 463,240	$ 403,562	$ (59,678)
Total centrally cleared credit default swap contracts						$ 463,240	$ 403,562	$ (59,678)

(1)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

80

The Hartford Floating Rate Fund
Schedule of Investments – (continued)
July 31, 2022  (Unaudited)

Foreign Currency Contracts Outstanding at July 31, 2022
Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Counterparty	Settlement Date	Appreciation/ (Depreciation)
1,997,597	USD	1,971,000	EUR	SCB	08/31/2022	$ (21,166)
213,346,761	USD	208,672,905	EUR	DEUT	08/31/2022	(382,852)
11,558,651	USD	9,592,321	GBP	TDB	08/31/2022	(131,068)
Total foreign currency contracts						$ (535,086)
† For information regarding the Fund’s significant accounting policies, please refer to the Fund’s most recent shareholder report.
Fair Value Summary
The following is a summary of the fair valuations according to the inputs used as of July 31, 2022 in valuing the Fund’s investments.
Description	Total	Level 1	Level 2	Level 3(1)
Assets
Convertible Bonds	$ 7,525,325	$ —	$ 7,525,325	$ —
Corporate Bonds	126,929,319	—	126,929,319	—
Senior Floating Rate Interests	1,707,145,217	—	1,707,145,217	—
Common Stocks
Energy	9,049,627	—	4,125,922	4,923,705
Insurance	175,508	—	175,508	—
Materials	2,522,215	—	2,522,215	—
Exchange-Traded Funds	49,785,374	49,785,374	—	—
Warrants	198,005	—	—	198,005
Short-Term Investments	168,933,152	168,933,152	—	—
Total	$ 2,072,263,742	$ 218,718,526	$ 1,848,423,506	$ 5,121,710
Liabilities
Foreign Currency Contracts(2)	$ (535,086)	$ —	$ (535,086)	$ —
Futures Contracts(2)	(326,228)	(326,228)	—	—
Swaps - Credit Default(2)	(59,678)	—	(59,678)	—
Swaps - Total Return(2)	(1,843,157)	—	(1,843,157)	—
Total	$ (2,764,149)	$ (326,228)	$ (2,437,921)	$ —

(1)	For the period ended July 31, 2022, there were no transfers in and out of Level 3.
(2)	Derivative instruments (excluding purchased and written options, if applicable) are valued at the unrealized appreciation/(depreciation) on the investments.
Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the period ended July 31, 2022 is not presented.
81

The Hartford Floating Rate High Income Fund
Schedule of Investments
July 31, 2022  (Unaudited)

Shares or Principal Amount		Market Value†
CONVERTIBLE BONDS - 0.4%
	Airlines - 0.2%
$ 1,100,000	JetBlue Airways Corp. 0.50%, 04/01/2026	$ 784,300
	Internet - 0.2%
GBP 1,100,000	Trainline plc 1.00%, 01/14/2026(1)	1,183,050
	Total Convertible Bonds (cost $2,483,639)	$ 1,967,350
CORPORATE BONDS - 7.8%
	Commercial Banks - 1.7%
$ 4,175,000	Credit Suisse Group AG 6.25%, 12/18/2024, (6.25% fixed rate until 12/18/2024; 5 year USD Swap + 3.455% thereafter)(2)(3)(4)	$ 3,995,559
	Freedom Mortgage Corp.
450,000	6.63%, 01/15/2027(2)	345,222
1,825,000	8.13%, 11/15/2024(2)	1,633,375
1,965,000	8.25%, 04/15/2025(2)	1,758,675
		7,732,831
	Commercial Services - 0.3%
EUR 650,000	Verisure Holding AB 3.25%, 02/15/2027(1)	581,291
$ 1,090,000	WW International, Inc. 4.50%, 04/15/2029(2)	795,700
		1,376,991
	Construction Materials - 0.1%
575,000	Oscar AcquisitionCo LLC 9.50%, 04/15/2030(2)	468,867
	Diversified Financial Services - 0.8%
2,670,000	Home Point Capital, Inc. 5.00%, 02/01/2026(2)	1,838,714
1,435,000	Unifin Financiera S.A.B. de C.V. 9.88%, 01/28/2029(2)	760,550
	United Wholesale Mortgage LLC
850,000	5.50%, 11/15/2025(2)	793,832
445,000	5.75%, 06/15/2027(2)	388,509
		3,781,605
	Electrical Components & Equipment - 0.1%
EUR 740,000	Energizer Gamma Acquisition B.V. 3.50%, 06/30/2029(2)	570,781
	Engineering & Construction - 0.1%
$ 575,000	Artera Services LLC 9.03%, 12/04/2025(2)	467,187
	Entertainment - 0.4%
EUR 600,000	Banijay Group SAS 6.50%, 03/01/2026(1)	543,579
$ 650,000	Caesars Resort Collection LLC / CRC Finco, Inc. 5.75%, 07/01/2025(2)	650,098
875,000	Cinemark USA, Inc. 5.88%, 03/15/2026(2)	840,236
		2,033,913
	Insurance - 0.2%
800,000	Acrisure LLC / Acrisure Finance, Inc. 10.13%, 08/01/2026(2)	810,594
	Internet - 0.3%
660,000	Photo Holdings Merger Sub, Inc. 8.50%, 10/01/2026(2)	486,397
	United Group B.V.
EUR 395,000	5.14%, 02/01/2029, 3 mo. EURIBOR + 4.875%(2)(5)	360,775
670,000	5.25%, 02/01/2030(2)	534,597
		1,381,769
	IT Services - 0.1%
$ 475,000	Condor Merger Sub, Inc. 7.38%, 02/15/2030(2)	417,038
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 7.8% - (continued)
	Leisure Time - 0.6%
	Carnival Corp.
$ 1,760,000	7.63%, 03/01/2026(2)	$ 1,521,564
1,225,000	10.50%, 06/01/2030(2)	1,088,162
275,000	Life Time, Inc. 8.00%, 04/15/2026(2)	259,187
		2,868,913
	Lodging - 0.1%
775,000	Wynn Macau Ltd. 5.13%, 12/15/2029(2)	592,875
	Machinery-Diversified - 0.1%
850,000	OT Merger Corp. 7.88%, 10/15/2029(2)	595,000
	Mining - 0.1%
EUR 275,000	Constellium SE 3.13%, 07/15/2029(2)	220,916
	Oil & Gas - 0.1%
500,000	Petroleos Mexicanos 4.75%, 02/26/2029(1)	400,087
	Packaging & Containers - 0.5%
$ 1,990,000	Clydesdale Acquisition Holdings, Inc. 8.75%, 04/15/2030(2)	1,889,246
EUR 250,000	Mauser Packaging Solutions Holding Co. 4.75%, 04/15/2024(1)	244,665
		2,133,911
	Pharmaceuticals - 0.2%
1,000,000	Teva Pharmaceutical Finance Netherlands B.V. 4.50%, 03/01/2025	1,019,409
	Pipelines - 0.1%
$ 265,000	EQM Midstream Partners L.P. 7.50%, 06/01/2027(2)	269,638
	Real Estate - 0.3%
	CIFI Holdings Group Co., Ltd.
400,000	4.38%, 04/12/2027(1)	134,100
450,000	4.45%, 08/17/2026(1)	158,575
650,000	5.95%, 10/20/2025(1)	237,575
	Country Garden Holdings Co., Ltd.
470,000	3.30%, 01/12/2031(1)	138,650
600,000	4.80%, 08/06/2030(1)	183,255
400,000	5.13%, 01/14/2027(1)	137,000
500,000	5.63%, 01/14/2030(1)	159,754
550,000	Times China Holdings Ltd. 6.75%, 07/08/2025(1)	57,451
1,225,000	Yuzhou Group Holdings Co., Ltd. 8.50%, 02/26/2024*(1)	79,625
		1,285,985
	Retail - 1.3%
470,000	BCPE Ulysses Intermediate, Inc. (7.75% Cash, 8.50% PIK) 7.75%, 04/01/2027(2)(6)	329,000
EUR 250,000	eG Global Finance plc 6.25%, 10/30/2025(1)	236,911
$ 2,450,000	LSF9 Atlantis Holdings LLC / Victra Finance Corp. 7.75%, 02/15/2026(2)	2,220,007
1,175,000	Michaels Cos., Inc. 7.88%, 05/01/2029(2)	804,875
	Staples, Inc.
1,050,000	7.50%, 04/15/2026(2)	925,638
1,650,000	10.75%, 04/15/2027(2)	1,229,687
		5,746,118
	Software - 0.0%
205,000	MicroStrategy, Inc. 6.13%, 06/15/2028(2)	177,838
	Telecommunications - 0.3%
	Altice France S.A.
EUR 550,000	4.13%, 01/15/2029(1)	470,781

82

The Hartford Floating Rate High Income Fund
Schedule of Investments – (continued)
July 31, 2022  (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 7.8% - (continued)
	Telecommunications - 0.3% - (continued)
EUR 905,000	4.25%, 10/15/2029(2)	$ 763,125
$ 300,000	Frontier Communications Holdings LLC 5.88%, 11/01/2029	252,000
		1,485,906
	Total Corporate Bonds (cost $44,522,500)	$ 35,838,172
SENIOR FLOATING RATE INTERESTS - 79.9%(7)
	Advertising - 0.1%
410,000	ABG Intermediate Holdings 2 LLC 8.43%, 12/20/2029, 1 mo. USD SOFR + 6.000%	$ 373,100
	Airlines - 1.7%
1,180,000	AAdvantage Loyalty IP Ltd. 7.46%, 04/20/2028, 1 mo. USD LIBOR + 4.750%	1,160,825
2,600,000	Air Canada 4.25%, 08/11/2028, 1 mo. USD LIBOR + 3.500%	2,498,782
2,135,000	Mileage Plus Holdings LLC 7.31%, 06/21/2027, 1 mo. USD LIBOR + 5.250%	2,150,564
1,225,000	SkyMiles IP Ltd. 6.46%, 10/20/2027, 3 mo. USD LIBOR + 3.750%(8)	1,236,331
653,586	United Airlines, Inc. 6.53%, 04/21/2028, 1 mo. USD LIBOR + 3.750%	627,933
		7,674,435
	Asset-Backed - Finance & Insurance - 0.1%
EUR 375,000	Kouti B.V. 3.18%, 08/31/2028, 3 mo. EURIBOR + 3.750%	342,753
	Auto Parts & Equipment - 1.0%
	First Brands Group LLC
$ 3,009,768	8.37%, 03/30/2027, 1 mo. USD LIBOR + 5.000%	2,857,775
2,125,000	11.87%, 03/30/2028, 1 mo. USD LIBOR + 8.500%	2,010,781
		4,868,556
	Chemicals - 0.4%
455,000	Avient Corp. 0.00%, 07/27/2029(8)	443,625
1,096,125	CPC Acquisition Corp. 6.00%, 12/29/2027, 1 mo. USD LIBOR + 3.750%	949,244
540,000	NIC Acquisition Corp. 10.00%, 12/29/2028, 1 mo. USD LIBOR + 7.750%	473,175
		1,866,044
	Commercial Services - 5.3%
1,395,000	Amentum Government Services Holdings LLC 5.16%, 02/15/2029, 1 mo. USD SOFR + 4.000%	1,350,095
860,785	Belron Finance U.S. LLC 5.06%, 10/30/2026, 1 mo. USD LIBOR + 2.250%	841,417
EUR 2,700,000	Belron Luxembourg S.a.r.l. 2.50%, 04/13/2028, 3 mo. EURIBOR + 2.750%	2,621,558
$ 2,989,191	Cast and Crew Payroll LLC 5.87%, 02/09/2026, 1 mo. USD LIBOR + 3.500%	2,892,879
3,789,704	MPH Acquisition Holdings LLC 5.82%, 09/01/2028, 3 mo. USD LIBOR + 4.250%	3,504,415
2,366,853	PECF USS Intermediate Holding III Corp. 6.62%, 12/15/2028, 1 mo. USD LIBOR + 4.250%	2,159,754
549,261	Trans Union LLC 4.62%, 12/01/2028, 1 mo. USD LIBOR + 2.250%	535,188
EUR 6,965,000	Verisure Holding AB 3.47%, 03/27/2028, 3 mo. EURIBOR + 3.250%	6,579,842
Shares or Principal Amount		Market Value†
SENIOR FLOATING RATE INTERESTS - 79.9%(7) - (continued)
	Commercial Services - 5.3% - (continued)
$ 2,044,125	WEX, Inc. 4.62%, 03/31/2028, 1 mo. USD LIBOR + 2.250%	$ 1,999,727
2,409,283	WW International, Inc. 5.88%, 04/13/2028, 1 mo. USD LIBOR + 3.500%	1,787,399
		24,272,274
	Construction Materials - 0.8%
4,065,000	Oscar AcquisitionCo LLC 6.11%, 04/29/2029, 1 mo. USD LIBOR + 4.500%	3,686,467
	Distribution/Wholesale - 0.4%
1,401,428	American Builders & Contractors Supply Co., Inc. 4.37%, 01/15/2027, 1 mo. USD LIBOR + 2.000%	1,366,980
359,100	Caldic B.V. 4.67%, 02/28/2029, 1 mo. USD SOFR + 4.000%	326,781
		1,693,761
	Diversified Financial Services - 1.2%
	Blackhawk Network Holdings, Inc.
631,624	5.05%, 06/15/2025, 3 mo. USD LIBOR + 3.000%	605,569
560,000	9.50%, 06/15/2026, 3 mo. USD LIBOR + 7.000%	529,200
856,356	Fleetcor Technologies Operating Co. LLC 4.12%, 04/28/2028, 1 mo. USD LIBOR + 1.750%	833,757
3,805,000	Setanta Aircraft Leasing Designated Activity Co. 4.25%, 11/05/2028, 3 mo. USD LIBOR + 2.000%	3,730,803
		5,699,329
	Electronics - 0.9%
4,185,000	II-VI, Inc. 4.46%, 07/02/2029, 1 mo. USD LIBOR + 2.750%	4,062,924
	Engineering & Construction - 0.5%
730,000	Ascend Learning LLC 8.12%, 12/10/2029, 1 mo. USD LIBOR + 5.750%	642,400
1,274,909	Fluidra S.A. 4.43%, 01/29/2029, 1 mo. USD SOFR + 2.000%	1,231,881
585,000	PowerTeam Services LLC 9.50%, 03/06/2026, 3 mo. USD LIBOR + 7.250%	376,910
		2,251,191
	Entertainment - 3.9%
588,317	Cinemark USA, Inc. 4.24%, 03/31/2025, 3 mo. USD LIBOR + 1.750%	558,166
	Crown Finance U.S., Inc.
EUR 201,578	2.63%, 02/28/2025, 3 mo. EURIBOR + 2.625%	128,379
$ 10,157,390	4.00%, 02/28/2025, 1 mo. USD LIBOR + 2.500%	6,474,320
495,053	7.00%, 05/23/2024, 1 mo. USD LIBOR + 7.000%	545,306
505,748	10.08%, 02/28/2025, 1 mo. USD LIBOR + 8.250%	527,243
1,105,000	Great Canadian Gaming Corp. 6.10%, 11/01/2026, 1 mo. USD LIBOR + 4.000%	1,069,087
645,125	Maverick Gaming LLC 9.07%, 09/03/2026, 1 mo. USD LIBOR + 7.500%	580,612
1,245,000	Scientific Games International, Inc. 5.04%, 04/14/2029, 1 mo. USD SOFR + 3.000%	1,215,431
4,068,988	UFC Holdings LLC 5.52%, 04/29/2026, 1 mo. USD LIBOR + 2.750%	3,929,951

83

The Hartford Floating Rate High Income Fund
Schedule of Investments – (continued)
July 31, 2022  (Unaudited)

Shares or Principal Amount		Market Value†
SENIOR FLOATING RATE INTERESTS - 79.9%(7) - (continued)
	Entertainment - 3.9% - (continued)
$ 581,791	William Morris Endeavor Entertainment LLC 5.13%, 05/18/2025, 3 mo. USD LIBOR + 2.750%	$ 556,582
2,655,000	WMG Acquisition Corp. 4.50%, 01/20/2028, 1 mo. USD LIBOR + 2.125%	2,591,944
		18,177,021
	Environmental Control - 0.3%
1,364,538	Filtration Group Corp. 5.87%, 10/21/2028, 1 mo. USD LIBOR + 3.500%	1,310,298
	Food - 1.2%
870,490	8th Avenue Food & Provisions, Inc. 6.12%, 10/01/2025, 3 mo. USD LIBOR + 3.750%	744,269
EUR 3,990,000	Froneri International Ltd. 3.01%, 01/29/2027, 3 mo. EURIBOR + 2.375%	3,753,779
$ 916,392	U.S. Foods, Inc. 3.57%, 09/13/2026, 3 mo. USD LIBOR + 2.000%	890,357
		5,388,405
	Food Service - 0.4%
	Aramark Services, Inc.
247,112	4.12%, 01/15/2027, 1 mo. USD LIBOR + 1.750%	237,124
1,782,006	4.87%, 04/06/2028, 1 mo. USD LIBOR + 2.500%	1,733,553
		1,970,677
	Healthcare - Products - 2.1%
	Avantor Funding, Inc.
EUR 1,237,500	2.75%, 06/12/2028, 1 mo. EURIBOR + 2.750%	1,220,911
$ 1,168,407	4.62%, 11/08/2027, 1 mo. USD LIBOR + 2.250%	1,144,385
2,260,000	Bausch & Lomb, Inc. 4.55%, 05/10/2027, 1 mo. USD SOFR + 3.250%	2,135,700
1,153,350	Insulet Corp. 5.62%, 05/04/2028, 1 mo. USD LIBOR + 3.250%	1,126,442
4,278,477	Sunshine Luxembourg S.a.r.l. 6.00%, 10/01/2026, 1 mo. USD LIBOR + 3.750%	4,077,945
		9,705,383
	Healthcare - Services - 5.6%
1,769,294	ADMI Corp. 5.75%, 12/23/2027, 1 mo. USD LIBOR + 3.375%	1,631,536
	Aveanna Healthcare LLC
84,906	0.00%, 07/17/2028, 1 mo. USD LIBOR + 3.750%(8)	70,217
362,356	5.91%, 07/17/2028, 1 mo. USD LIBOR + 3.750%	299,669
1,575,000	9.16%, 12/10/2029, 1 mo. USD LIBOR + 7.000%	1,228,500
EUR 3,285,000	Biogroup-LCD 2.75%, 02/09/2028, 3 mo. EURIBOR + 3.000%	3,078,363
$ 1,239,548	Cano Health LLC 6.43%, 11/23/2027, 1 mo. USD SOFR + 4.000%	1,163,626
730,272	Envision Healthcare Corp. 6.12%, 10/10/2025, 3 mo. USD LIBOR + 3.750%	188,805
	EyeCare Partners LLC
6,840,689	6.00%, 02/18/2027, 1 mo. USD LIBOR + 3.750%	6,355,000
460,000	9.00%, 11/15/2029, 1 mo. USD LIBOR + 6.750%	425,500
704,635	ICON Luxembourg S.a.r.l. 4.56%, 07/03/2028, 1 mo. USD LIBOR + 2.250%	691,043
Shares or Principal Amount		Market Value†
SENIOR FLOATING RATE INTERESTS - 79.9%(7) - (continued)
	Healthcare - Services - 5.6% - (continued)
EUR 600,000	IQVIA, Inc. 2.00%, 03/07/2024, 1 mo. EURIBOR + 2.000%	$ 596,752
$ 2,123,761	Loire Finco Luxembourg S.a.r.l. 5.62%, 04/21/2027, 1 mo. USD LIBOR + 3.250%	1,988,371
4,378,245	MED ParentCo L.P. 6.62%, 08/31/2026, 1 mo. USD LIBOR + 4.250%	3,859,905
	Medical Solutions Holdings, Inc.
586,400	3.78%, 11/01/2028, 1 mo. USD LIBOR + 3.500%(9)	564,164
3,151,533	6.38%, 11/01/2028, 1 mo. USD LIBOR + 3.500%	3,032,027
558,600	WP CityMD Bidco LLC 5.50%, 12/22/2028, 1 mo. USD LIBOR + 3.250%	536,457
		25,709,935
	Holding Companies-Diversified - 0.5%
EUR 2,205,000	IVC Acquisition Ltd. 3.75%, 02/13/2026, 3 mo. EURIBOR + 4.000%	2,122,481
	Home Builders - 0.9%
	Tecta America Corp.
$ 3,381,401	6.62%, 04/10/2028, 1 mo. USD LIBOR + 4.250%	3,172,870
1,000,000	10.87%, 04/09/2029, 1 mo. USD LIBOR + 8.500%	970,000
		4,142,870
	Home Furnishings - 0.9%
4,673,359	Mattress Firm, Inc. 5.64%, 09/25/2028, 1 mo. USD LIBOR + 4.250%	3,957,774
	Housewares - 0.1%
EUR 435,000	Solis IV BV 4.00%, 02/26/2029, 3 mo. EURIBOR + 4.000%	383,829
	Insurance - 6.3%
	Acrisure LLC
$ 4,536,048	5.87%, 02/15/2027, 1 mo. USD LIBOR + 3.500%	4,305,208
493,946	6.62%, 02/15/2027, 1 mo. USD LIBOR + 4.250%	476,659
	Asurion LLC
2,606,816	5.37%, 11/03/2024, 1 mo. USD LIBOR + 3.000%	2,511,224
2,501,134	5.50%, 11/03/2023, 1 mo. USD LIBOR + 3.125%	2,455,138
571,962	5.62%, 12/23/2026, 1 mo. USD LIBOR + 3.250%	536,455
822,917	5.62%, 07/31/2027, 1 mo. USD LIBOR + 3.250%	772,307
6,447,259	7.62%, 01/31/2028, 1 mo. USD LIBOR + 5.250%	5,512,407
3,310,000	7.62%, 01/20/2029, 1 mo. USD LIBOR + 5.250%	2,826,740
	Hub International Ltd.
2,359,594	5.77%, 04/25/2025, 1 mo. USD LIBOR + 3.000%	2,296,970
913,048	5.98%, 04/25/2025, 1 mo. USD LIBOR + 3.250%	891,938
2,647,385	Sedgwick Claims Management Services, Inc. 5.62%, 12/31/2025, 3 mo. USD LIBOR + 3.250%	2,560,101
3,979,516	USI, Inc. 5.25%, 05/16/2024, 3 mo. USD LIBOR + 3.000%	3,906,134
		29,051,281

84

The Hartford Floating Rate High Income Fund
Schedule of Investments – (continued)
July 31, 2022  (Unaudited)

Shares or Principal Amount		Market Value†
SENIOR FLOATING RATE INTERESTS - 79.9%(7) - (continued)
	Internet - 4.4%
$ 3,291,002	Endure Digital, Inc. 5.29%, 02/10/2028, 1 mo. USD LIBOR + 3.500%	$ 3,016,762
	MH Sub LLC
5,167,651	6.12%, 09/13/2024, 3 mo. USD LIBOR + 3.750%	5,012,622
1,678,250	6.12%, 09/13/2024, 1 mo. USD LIBOR + 3.750%	1,627,197
920,000	8.62%, 02/23/2029, 1 mo. USD LIBOR + 6.250%	870,164
2,000,012	Proofpoint, Inc. 4.82%, 08/31/2028, 1 mo. USD LIBOR + 3.250%	1,917,792
816,529	Rodan & Fields LLC 6.00%, 06/16/2025, 3 mo. USD LIBOR + 4.000%	451,810
9,866,650	Shutterfly, Inc. 6.67%, 09/25/2026, 1 mo. USD LIBOR + 5.000%	7,597,321
		20,493,668
	IT Services - 0.5%
990,000	Panther Commercial Holdings L.P. 7.31%, 01/07/2028, 1 mo. USD LIBOR + 4.500%	921,116
1,346,528	Peraton Corp. 6.12%, 02/01/2028, 1 mo. USD LIBOR + 3.750%	1,306,980
		2,228,096
	Leisure Time - 2.6%
	Carnival Corp.
1,966,546	5.88%, 06/30/2025, 1 mo. USD LIBOR + 3.000%	1,868,927
1,898,779	6.13%, 10/18/2028, 1 mo. USD LIBOR + 3.250%	1,758,744
2,168,212	Hayward Industries, Inc. 4.87%, 05/30/2028, 1 mo. USD LIBOR + 2.500%	2,065,222
4,320,126	MajorDrive Holdings LLC 5.63%, 06/01/2028, 1 mo. USD LIBOR + 4.000%	3,952,915
2,516,383	SRAM LLC 5.17%, 05/18/2028, 1 mo. USD LIBOR + 2.750%	2,413,639
		12,059,447
	Lodging - 1.8%
8,406,158	Caesars Resort Collection LLC 5.12%, 12/23/2024, 3 mo. USD LIBOR + 2.750%	8,206,512
	Media - 2.5%
1,908,351	Banijay Entertainment S.A.S 5.54%, 03/01/2025, 1 mo. USD LIBOR + 3.750%	1,852,302
1,302,004	Cable One, Inc. 4.37%, 05/03/2028, 1 mo. USD LIBOR + 2.000%	1,249,599
3,930,487	DirecTV Financing LLC 7.37%, 08/02/2027, 1 mo. USD LIBOR + 5.000%	3,702,833
488,501	NEP/NCP Holdco, Inc. 5.62%, 10/20/2025, 3 mo. USD LIBOR + 3.250%	458,580
EUR 625,000	UPC Broadband Holding B.V. 3.36%, 01/31/2029, 3 mo. EURIBOR + 3.000%	601,783
GBP 1,525,000	Virgin Media SFA Finance Ltd. 4.44%, 11/15/2027, 1 mo. GBP LIBOR + 3.250%	1,690,782
EUR 595,000	Ziggo B.V. 3.00%, 01/31/2029, 3 mo. EURIBOR + 3.000%	566,123
$ 1,300,000	Ziggo Financing Partnership 4.50%, 04/30/2028, 1 mo. USD LIBOR + 2.500%	1,263,704
		11,385,706
	Miscellaneous Manufacturing - 1.0%
EUR 1,430,118	CeramTec AcquiCo GmbH 3.75%, 02/02/2029, 3 mo. EURIBOR + 3.750%	1,354,776
$ 750,000	International Textile Group, Inc. 11.28%, 05/01/2025, 3 mo. USD LIBOR + 9.000%	428,437
Shares or Principal Amount		Market Value†
SENIOR FLOATING RATE INTERESTS - 79.9%(7) - (continued)
	Miscellaneous Manufacturing - 1.0% - (continued)
	LTI Holdings, Inc.
$ 2,470,907	5.87%, 09/06/2025, 3 mo. USD LIBOR + 3.500%	$ 2,292,656
815,000	9.12%, 09/06/2026, 3 mo. USD LIBOR + 6.750%	744,910
		4,820,779
	Packaging & Containers - 1.2%
2,561,040	BWAY Holding Co. 5.04%, 04/03/2024, 3 mo. USD LIBOR + 3.250%	2,445,256
735,000	Clydesdale Acquisition Holdings, Inc. 6.60%, 04/13/2029, 1 mo. USD LIBOR + 4.250%	704,681
	Pretium PKG Holdings, Inc.
850,725	6.16%, 10/02/2028, 1 mo. USD LIBOR + 4.000%	795,785
490,000	8.79%, 10/01/2029, 1 mo. USD LIBOR + 6.750%	421,400
1,232,354	TricorBraun Holdings, Inc. 5.62%, 03/03/2028, 1 mo. USD LIBOR + 3.250%	1,165,672
		5,532,794
	Pharmaceuticals - 4.5%
5,995,000	Bausch Health Cos., Inc. 7.17%, 02/01/2027, 1 mo. USD SOFR + 5.250%	5,028,306
1,226,838	Elanco Animal Health, Inc. 3.46%, 08/01/2027, 1 mo. USD LIBOR + 1.750%	1,184,856
2,636,625	Horizon Therapeutics USA, Inc. 4.06%, 03/15/2028, 1 mo. USD LIBOR + 1.750%	2,580,597
175,560	ICON Luxembourg S.a.r.l. 4.56%, 07/03/2028, 1 mo. USD LIBOR + 2.250%	172,174
993,697	Jazz Financing Lux S.a.r.l. 5.87%, 05/05/2028, 1 mo. USD LIBOR + 3.500%	969,272
EUR 1,179,689	Organon & Co. 3.00%, 06/02/2028, 3 mo. EURIBOR + 3.000%	1,150,588
$ 7,243,474	Pathway Vet Alliance LLC 6.00%, 03/31/2027, 1 mo. USD LIBOR + 3.750%	6,817,919
705,000	Pearl Intermediate Parent LLC 8.62%, 02/13/2026, 3 mo. USD LIBOR + 6.250%	686,494
2,058,824	PetVet Care Centers LLC 5.87%, 02/14/2025, 1 mo. USD LIBOR + 3.500%	1,972,621
		20,562,827
	Pipelines - 0.8%
414,549	BCP Renaissance Parent LLC 5.75%, 10/31/2024, 3 mo. USD LIBOR + 3.500%	404,878
1,284,844	Medallion Midland Acquisition LLC 6.12%, 10/18/2028, 1 mo. USD LIBOR + 3.750%	1,245,232
2,060,766	Traverse Midstream Partners LLC 5.95%, 09/27/2024, 1 mo. USD LIBOR + 4.250%	2,026,413
		3,676,523
	Real Estate - 0.5%
EUR 500,000	Blitz GmbH 3.44%, 04/28/2028, 3 mo. EURIBOR + 3.500%	474,190
1,865,000	Foncia Management 3.50%, 03/27/2028, 3 mo. EURIBOR + 3.500%	1,751,841
		2,226,031
	Retail - 9.6%
$ 5,830,342	B.C. Unlimited Liability Co. 4.12%, 11/19/2026, 1 mo. USD LIBOR + 1.750%	5,646,337
2,270,106	Beacon Roofing Supply, Inc. 4.62%, 05/19/2028, 1 mo. USD LIBOR + 2.250%	2,183,411
2,587,733	Great Outdoors Group LLC 6.12%, 03/06/2028, 1 mo. USD LIBOR + 3.750%	2,361,306

85

The Hartford Floating Rate High Income Fund
Schedule of Investments – (continued)
July 31, 2022  (Unaudited)

Shares or Principal Amount		Market Value†
SENIOR FLOATING RATE INTERESTS - 79.9%(7) - (continued)
	Retail - 9.6% - (continued)
$ 592,810	Harbor Freight Tools USA, Inc. 5.12%, 10/19/2027, 1 mo. USD LIBOR + 2.750%	$ 547,887
1,375,696	IRB Holding Corp. 4.84%, 12/15/2027, 1 mo. USD SOFR + 3.000%	1,317,229
7,441,261	LBM Acquisition LLC 7.12%, 12/17/2027, 1 mo. USD LIBOR + 3.750%	6,384,899
5,355,000	LSF9 Atlantis Holdings LLC 9.30%, 03/31/2029, 1 mo. USD LIBOR + 7.250%	4,980,150
3,156,076	Michaels Cos., Inc. 6.50%, 04/15/2028, 1 mo. USD LIBOR + 4.250%	2,636,902
1,489,203	Petco Health and Wellness Co., Inc. 5.50%, 03/03/2028, 1 mo. USD LIBOR + 3.250%	1,438,704
1,523,578	PetSmart, Inc. 6.12%, 02/11/2028, 1 mo. USD LIBOR + 3.750%	1,465,804
EUR 670,000	Rainbow Finco S.a.r.l. 3.75%, 02/24/2029, 3 mo. EURIBOR + 3.750%	631,703
$ 1,231,913	Specialty Building Products Holdings LLC 5.91%, 10/15/2028, 1 mo. USD LIBOR + 3.750%	1,114,881
	SRS Distribution, Inc.
1,795,975	6.18%, 06/02/2028, 1 mo. USD SOFR + 3.500%	1,708,044
5,143,208	6.31%, 06/02/2028, 1 mo. USD LIBOR + 3.500%	4,892,477
7,786,601	Staples, Inc. 6.29%, 04/16/2026, 3 mo. USD LIBOR + 5.000%	6,721,627
		44,031,361
	Semiconductors - 1.8%
4,295,000	Entegris, Inc. 5.54%, 07/06/2029, 3 mo. USD LIBOR + 3.000%	4,234,140
3,265,000	MKS Instruments, Inc. 0.00%, 04/08/2029(8)	3,191,537
769,188	Synaptics, Inc. 4.36%, 12/02/2028, 1 mo. USD LIBOR + 2.250%	762,134
		8,187,811
	Software - 7.3%
	Athenahealth, Inc.
680,435	3.50%, 02/15/2029, 1 mo. USD SOFR + 3.500%(9)	647,264
4,014,565	5.65%, 02/15/2029, 1 mo. USD SOFR + 3.500%	3,818,855
	DCert Buyer, Inc.
2,422,438	6.37%, 10/16/2026, 3 mo. USD LIBOR + 4.000%	2,338,525
3,450,000	9.37%, 02/19/2029, 1 mo. USD LIBOR + 7.000%	3,231,511
1,650,862	EP Purchaser LLC 5.75%, 11/06/2028, 1 mo. USD LIBOR + 3.500%	1,612,348
812,800	Hyland Software, Inc. 8.62%, 07/07/2025, 1 mo. USD LIBOR + 6.250%	785,880
	McAfee LLC
EUR 945,000	4.25%, 03/01/2029, 3 mo. EURIBOR + 4.250%	913,788
$ 10,470,000	5.70%, 03/01/2029, 3 mo. USD LIBOR + 4.000%	9,977,072
820,000	Mitchell International, Inc. 8.66%, 10/15/2029, 1 mo. USD LIBOR + 6.500%	752,760
475,000	Navicure, Inc. 6.37%, 10/22/2026, 1 mo. USD LIBOR + 4.000%	460,750
	Polaris Newco LLC
EUR 937,913	4.00%, 06/02/2028, 3 mo. EURIBOR + 4.000%	898,681
$ 5,156,883	6.37%, 06/02/2028, 1 mo. USD LIBOR + 4.000%	4,889,705
Shares or Principal Amount		Market Value†
SENIOR FLOATING RATE INTERESTS - 79.9%(7) - (continued)
	Software - 7.3% - (continued)
$ 727,343	RealPage, Inc. 5.37%, 04/24/2028, 1 mo. USD LIBOR + 3.250%	$ 698,657
587,150	SS&C Technologies, Inc. 4.12%, 04/16/2025, 1 mo. USD LIBOR + 1.750%	572,959
	Ultimate Software Group, Inc.
995,055	6.12%, 05/04/2026, 3 mo. USD LIBOR + 3.750%	966,447
1,105,000	7.54%, 05/03/2027, 1 mo. USD LIBOR + 5.250%	1,055,673
		33,620,875
	Telecommunications - 2.9%
2,400,822	Frontier Communications Corp. 6.06%, 05/01/2028, 1 mo. USD LIBOR + 3.750%	2,284,983
EUR 2,315,000	Lorca Finco plc 4.00%, 09/17/2027, 3 mo. EURIBOR + 3.750%	2,243,792
	Numericable Group S.A.
4,886,018	3.24%, 07/31/2025, 3 mo. EURIBOR + 3.000%	4,716,000
$ 817,861	5.56%, 07/31/2025, 3 mo. USD LIBOR + 2.750%	763,269
1,465,000	Venga Finance S.a.r.l. 7.03%, 12/04/2028, 1 mo. USD LIBOR + 4.750%	1,351,462
770,000	Xplornet Communications, Inc. 9.37%, 10/01/2029, 1 mo. USD LIBOR + 7.000%	675,675
1,268,147	Zacapa LLC 6.30%, 03/22/2029, 1 mo. USD SOFR + 4.250%	1,205,538
		13,240,719
	Textiles - 3.0%
14,877,713	Crocs, Inc. 4.45%, 02/20/2029, 1 mo. USD SOFR + 3.500%	13,971,809
	Transportation - 0.9%
4,264,353	PODS LLC 5.37%, 03/31/2028, 1 mo. USD LIBOR + 3.000%	4,083,118
	Total Senior Floating Rate Interests (cost $397,329,015)	$ 367,038,864
COMMON STOCKS - 0.3%
	Energy - 0.3%
190,736	Ascent Resources - Marcellus LLC Class A*(10)(11)	$ 333,788
13,823	Foresight Energy LLC*	235,001
2,907	Kelly Topco Shares*(10)(11)(12)	251,020
13,865	Texgen Power LLC*	360,490
		1,180,299
	Insurance - 0.0%
34,814	AFG Holdings, Inc.*	34,814
	Materials - 0.0%
3,079	UTEX Industries, Inc.*	206,293
	Total Common Stocks (cost $2,429,411)	$ 1,421,406
EXCHANGE-TRADED FUNDS - 3.2%
	Other Investment Pools & Funds - 3.2%
290,400	Invesco Senior Loan ETF	$ 6,089,688
200,200	SPDR Blackstone Senior Loan ETF	8,512,504
		14,602,192
	Total Exchange-Traded Funds (cost $15,692,047)	$ 14,602,192

86

The Hartford Floating Rate High Income Fund
Schedule of Investments – (continued)
July 31, 2022  (Unaudited)

Shares or Principal Amount			Market Value†
WARRANTS - 0.0%
	Energy - 0.0%
94,294	Ascent Resources - Marcellus LLC Expires 03/30/2023*(10)(11)		$ 5,793
	Materials - 0.0%
1,875	UTEX Industries, Inc. Expires 12/03/2025*(10)(11)		40,706
	Total Warrants (cost $19,724)		$ 46,499
	Total Long-Term Investments (Cost $462,476,336)		$ 420,914,483
SHORT-TERM INVESTMENTS - 8.0%
	Other Investment Pools & Funds - 8.0%
37,029,808	BlackRock Liquidity Funds, FedFund Portfolio, Institutional Class, 1.98%(13)		$ 37,029,808
	Total Short-Term Investments (cost $37,029,808)		$ 37,029,808
	Total Investments (cost $499,506,144)	99.6%	$ 457,944,291
	Other Assets and Liabilities	0.4%	1,754,046
	Total Net Assets	100.0%	$ 459,698,337
Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.
The Fund may refer to any one or more of the industry classifications used by one or more widely recognized market indices, ratings group and/or as defined by Fund management. Industry classifications may not be identical across all security types.
Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.
For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
See “Glossary” for abbreviation descriptions.

*	Non-income producing.
(1)	Security is exempt from registration under Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At July 31, 2022, the aggregate value of these securities was $4,946,349, representing 1.1% of net assets.
(2)	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions that are exempt from registration (typically only to qualified institutional buyers) or in a public offering registered under the Securities Act of 1933. At July 31, 2022, the aggregate value of these securities was $30,803,464, representing 6.7% of net assets.
(3)	Fixed to variable rate investment. The rate shown reflects the fixed rate in effect at July 31, 2022. Rate will reset at a future date. Base lending rates may be subject to a floor or cap.
(4)	Perpetual maturity security. Maturity date shown is the next call date or final legal maturity date, whichever comes first.
(5)	Variable rate security; the rate reported is the coupon rate in effect at July 31, 2022. Base lending rates may be subject to a floor or cap.
(6)	Security has the ability to pay in kind (“PIK”) or pay income in cash. When applicable, separate rates of such payments are disclosed.
(7)	Senior floating rate interests generally pay interest rates which are periodically adjusted by reference to a base short-term, floating lending rate plus a premium. The base lending rates are primarily the LIBOR, and secondarily the prime rate offered by one or more major United States banks (the "Prime Rate") and the certificate of deposit rate or other base lending rates used by commercial lenders. Senior floating rate interests often require prepayments from excess cash flows or permit the borrower to repay at its election. The rate at which the borrower repays cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. Base lending rates may be subject to a floor or cap. Unless otherwise noted, the interest rate disclosed for these securities represents the rate in effect as of July 31, 2022.
(8)	Represents an unsettled loan commitment. The coupon rate will be determined at time of settlement.
(9)	This security, or a portion of this security, has unfunded loan commitments. As of July 31, 2022, the aggregate value of the unfunded commitment was $1,211,428, which represents 0.3% of total net assets.
(10)	These securities are valued in good faith at fair value as determined under policies and procedures established by and under the supervision of the Board of Directors. At July 31, 2022, the aggregate fair value of these securities are $631,307, which represented 0.1% of total net assets. This amount excludes securities that are principally traded in certain foreign markets and whose prices are adjusted pursuant to a third party pricing service methodology approved by the Board of Directors.
(11)	Investment valued using significant unobservable inputs.
(12)	Investment in securities not registered under the Securities Act of 1933 (excluding securities acquired pursuant to Rule 144A and Regulation S). At the end of the period, the value of such restricted securities amounted to $251,020 or 0.1% of net assets.

Period Acquired	Security Name	Shares/ Par Value	Total Cost	Market Value
09/2021	Kelly Topco Shares	2,907	$ 231,426	$ 251,020

(13)	Current yield as of period end.

87

The Hartford Floating Rate High Income Fund
Schedule of Investments – (continued)
July 31, 2022  (Unaudited)

Futures Contracts Outstanding at July 31, 2022
Description	Number of Contracts	Expiration Date	Current Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Short position contracts:
Euro-BOBL Future	14	09/08/2022	$ 1,829,653	$ (42,782)
U.S. Treasury 5-Year Note Future	82	09/30/2022	9,325,578	(45,663)
Total futures contracts				$ (88,445)

OTC Total Return Swap Contracts Outstanding at July 31, 2022
Reference Entity	Counter- party	Notional Amount		Payments received (paid) by the Fund	Expiration Date	Periodic Payment Frequency	Upfront Premiums Paid	Upfront Premiums Received	Market Value†	Unrealized Appreciation/ Depreciation
Markit iBoxx USD Liquid Leveraged Loan Index	MSC	USD	8,315,000	2.10%	09/20/2022	At Maturity	$ —	$ —	$ (306,191)	$ (306,191)
Markit iBoxx USD Liquid Leveraged Loan Index	MSC	USD	10,800,000	2.10%	12/20/2022	At Maturity	—	—	(83,432)	(83,432)
Total OTC total return swap contracts							$ —	$ —	$ (389,623)	$ (389,623)

Centrally Cleared Credit Default Swap Contracts Outstanding at July 31, 2022
Reference Entity	Notional Amount(1)		(Pay)/Receive Fixed Rate	Expiration Date	Periodic Payment Frequency	Cost Basis	Value†	Unrealized Appreciation/ (Depreciation)
Credit default swaps on indices:
Sell protection:
CDX.NA.HY.38.V2	USD	5,306,400	5.00%	06/20/2027	Quarterly	$ 106,342	$ 92,017	$ (14,325)
Total centrally cleared credit default swap contracts						$ 106,342	$ 92,017	$ (14,325)

(1)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

Foreign Currency Contracts Outstanding at July 31, 2022
Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Counterparty	Settlement Date	Appreciation/ (Depreciation)
43,747,190	USD	42,788,806	EUR	DEUT	08/31/2022	$ (78,505)
3,020,910	USD	2,507,000	GBP	TDB	08/31/2022	(34,255)
Total foreign currency contracts						$ (112,760)
† For information regarding the Fund’s significant accounting policies, please refer to the Fund’s most recent shareholder report.
88

The Hartford Floating Rate High Income Fund
Schedule of Investments – (continued)
July 31, 2022  (Unaudited)

Fair Value Summary
The following is a summary of the fair valuations according to the inputs used as of July 31, 2022 in valuing the Fund’s investments.
Description	Total	Level 1	Level 2	Level 3(1)
Assets
Convertible Bonds	$ 1,967,350	$ —	$ 1,967,350	$ —
Corporate Bonds	35,838,172	—	35,838,172	—
Senior Floating Rate Interests	367,038,864	—	367,038,864	—
Common Stocks
Energy	1,180,299	—	595,491	584,808
Insurance	34,814	—	34,814	—
Materials	206,293	—	206,293	—
Exchange-Traded Funds	14,602,192	14,602,192	—	—
Warrants	46,499	—	—	46,499
Short-Term Investments	37,029,808	37,029,808	—	—
Total	$ 457,944,291	$ 51,632,000	$ 405,680,984	$ 631,307
Liabilities
Foreign Currency Contracts(2)	$ (112,760)	$ —	$ (112,760)	$ —
Futures Contracts(2)	(88,445)	(88,445)	—	—
Swaps - Credit Default(2)	(14,325)	—	(14,325)	—
Swaps - Total Return(2)	(389,623)	—	(389,623)	—
Total	$ (605,153)	$ (88,445)	$ (516,708)	$ —

(1)	For the period ended July 31, 2022, there were no transfers in and out of Level 3.
(2)	Derivative instruments (excluding purchased and written options, if applicable) are valued at the unrealized appreciation/(depreciation) on the investments.
Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the period ended July 31, 2022 is not presented.
89

The Hartford Growth Allocation Fund
Schedule of Investments
July 31, 2022  (Unaudited)

Shares or Principal Amount		Market Value†
AFFILIATED INVESTMENT COMPANIES - 99.7%
	Domestic Equity Funds - 57.2%
2,272,032	Hartford Core Equity Fund, Class F	$ 97,015,774
2,632,859	Hartford Large Cap Growth ETF*	34,115,271
1,266,946	Hartford Multifactor US Equity ETF	50,666,818
593,176	Hartford Schroders Commodity Strategy ETF*	14,867,897
1,602,298	Hartford Small Cap Value Fund, Class F	18,666,774
2,206,555	The Hartford Equity Income Fund, Class F	48,478,008
622,960	The Hartford Growth Opportunities Fund, Class F	22,900,007
951,502	The Hartford Small Company Fund, Class F	17,888,232
	Total Domestic Equity Funds (cost $261,761,870)	$ 304,598,781
	International/Global Equity Funds - 23.2%
1,518,274	Hartford Multifactor Developed Markets (ex-US) ETF	39,050,007
850,692	Hartford Schroders Emerging Markets Equity Fund, Class F	12,905,003
2,709,700	Hartford Schroders International Multi-Cap Value Fund, Class F	24,360,200
1,052,119	The Hartford International Growth Fund, Class F	14,466,633
2,108,139	The Hartford International Opportunities Fund, Class F	32,781,558
	Total International/Global Equity Funds (cost $132,995,504)	$ 123,563,401
	Taxable Fixed Income Funds - 19.3%
853,085	Hartford Core Bond ETF	31,201,242
2,769,907	Hartford Schroders Sustainable Core Bond Fund, Class F	25,538,547
2,035,155	The Hartford Strategic Income Fund, Class F	15,650,338
2,981,531	The Hartford World Bond Fund, Class F	30,024,019
	Total Taxable Fixed Income Funds (cost $108,958,425)	$ 102,414,146
	Total Affiliated Investment Companies (cost $503,715,799)	$ 530,576,328
Shares or Principal Amount			Market Value†
SHORT-TERM INVESTMENTS - 0.4%
	Other Investment Pools & Funds - 0.4%
2,247,462	BlackRock Liquidity Funds, FedFund Portfolio, Institutional Class, 1.98%(1)		$ 2,247,462
	Total Short-Term Investments (cost $2,247,462)		$ 2,247,462
	Total Investments (cost $505,963,261)	100.1%	$ 532,823,790
	Other Assets and Liabilities	(0.1)%	(440,124)
	Total Net Assets	100.0%	$ 532,383,666
Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.
For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
See “Glossary” for abbreviation descriptions.

*	Non-income producing.
(1)	Current yield as of period end.
†	For information regarding the Fund’s significant accounting policies, please refer to the Fund’s most recent shareholder report.

Fair Value Summary
The following is a summary of the fair valuations according to the inputs used as of July 31, 2022 in valuing the Fund’s investments.
Description	Total	Level 1	Level 2	Level 3(1)
Assets
Affiliated Investment Companies	$ 530,576,328	$ 530,576,328	$ —	$ —
Short-Term Investments	2,247,462	2,247,462	—	—
Total	$ 532,823,790	$ 532,823,790	$ —	$ —

(1)	For the period ended July 31, 2022, there were no transfers in and out of Level 3.
90

Hartford Global Impact Fund
Schedule of Investments
July 31, 2022  (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 95.1%
	Bangladesh - 0.6%
350,354	GrameenPhone Ltd.	$ 1,056,702
	Brazil - 2.1%
280,000	Telefonica Brasil S.A.	2,413,560
519,800	YDUQS Participacoes S.A.	1,331,120
		3,744,680
	Canada - 4.2%
123,959	Brookfield Renewable Partners L.P.*	4,679,378
55,065	Stantec, Inc.	2,717,237
		7,396,615
	China - 2.7%
1,454,000	CSPC Pharmaceutical Group Ltd.	1,592,063
119,800	Hangzhou Tigermed Consulting Co., Ltd. Class H(1)	1,244,311
43,800	Shenzhen Mindray Bio-Medical Electronics Co., Ltd. Class A	1,885,368
		4,721,742
	Finland - 2.2%
725,168	Nokia Oyj	3,777,095
	France - 2.3%
60,015	Nexity S.A.	1,474,850
17,994	Schneider Electric SE	2,488,639
		3,963,489
	India - 0.7%
67,197	Shriram Transport Finance Co., Ltd.	1,176,226
	Indonesia - 1.6%
9,452,629	Bank Rakyat Indonesia Persero Tbk PT	2,790,348
	Ireland - 1.9%
22,905	Trane Technologies plc	3,366,806
	Israel - 2.4%
24,987	CyberArk Software Ltd.*	3,251,558
2,780	SolarEdge Technologies, Inc.*	1,001,162
		4,252,720
	Japan - 1.3%
89,748	Katitas Co., Ltd.	2,259,426
	Kenya - 0.7%
4,637,100	Safaricom plc	1,168,050
	Netherlands - 4.3%
40,099	Aalberts N.V.	1,718,480
23,404	Koninklijke DSM N.V.	3,748,128
64,380	Signify N.V.(1)	2,090,935
		7,557,543
	Puerto Rico - 2.1%
47,750	Popular, Inc.	3,708,743
	South Africa - 2.9%
3,003,005	Old Mutual Ltd.	2,048,310
371,896	Vodacom Group Ltd.	3,089,937
		5,138,247
	South Korea - 1.6%
6,265	Samsung SDI Co., Ltd.	2,753,778
	Spain - 2.0%
16,843	Acciona S.A.	3,465,792
	Sweden - 0.5%
16,881	MIPS AB(2)	903,129
	Switzerland - 1.3%
34,283	Landis+Gyr Group AG	2,262,831
Shares or Principal Amount		Market Value†
COMMON STOCKS - 95.1% - (continued)
	Taiwan - 1.9%
371,000	Chroma ATE, Inc.	$ 2,141,995
52,891	MediaTek, Inc.	1,218,613
		3,360,608
	United Kingdom - 4.4%
14,037	Croda International plc	1,283,684
42,648	Genus plc	1,473,964
103,310	Hikma Pharmaceuticals plc	2,183,663
144,408	Nomad Foods Ltd.*	2,662,884
		7,604,195
	United States - 51.4%
18,256	Advanced Drainage Systems, Inc.	2,165,162
34,522	Agilent Technologies, Inc.	4,629,400
85,143	agilon health, Inc.*	2,131,129
20,561	Alexandria Real Estate Equities, Inc. REIT	3,408,603
14,854	Amedisys, Inc.*	1,780,252
35,565	Ball Corp.	2,611,182
17,365	Block, Inc. Class A*	1,320,782
37,664	Boston Properties, Inc. REIT	3,433,450
124,792	Boston Scientific Corp.*	5,122,712
19,268	Danaher Corp.	5,616,044
34,116	Darling Ingredients, Inc.*	2,363,556
19,273	Etsy, Inc.*	1,998,996
82,677	Evoqua Water Technologies Corp.*	3,150,820
16,421	F5, Inc.*	2,748,219
26,080	First Solar, Inc.*	2,586,354
35,383	Globe Life, Inc.	3,564,130
53,797	GoDaddy, Inc. Class A*	3,990,661
24,921	Health Catalyst, Inc.*	417,178
18,564	Hubbell, Inc.	4,065,887
7,918	Illumina, Inc.*	1,715,672
9,918	Insulet Corp.*	2,457,680
187,597	Laureate Education, Inc. Class A	2,221,148
69,519	National Vision Holdings, Inc.*	2,025,784
46,348	OneMain Holdings, Inc.	1,724,146
120,945	PGT Innovations, Inc.*	2,648,696
139,648	PowerSchool Holdings, Inc.*	2,012,328
28,239	Rapid7, Inc.*	1,806,449
26,392	Sun Communities, Inc. REIT	4,327,232
16,568	Tetra Tech, Inc.	2,539,377
76,733	Upwork, Inc.*	1,424,164
11,232	Watts Water Technologies, Inc. Class A	1,551,476
45,462	Westinghouse Air Brake Technologies Corp.	4,249,333
19,890	Xylem, Inc.	1,830,477
		89,638,479
	Total Common Stocks (cost $165,224,536)	$ 166,067,244
SHORT-TERM INVESTMENTS - 2.6%
	Repurchase Agreements - 2.6%
4,458,158	Fixed Income Clearing Corp. Repurchase Agreement dated 07/29/2022 at 2.230%, due on 08/01/2022 with a maturity value of $4,458,986; collateralized by U.S. Treasury Bond at 1.125%, maturing 08/15/2040, with a market value of $4,547,375	$ 4,458,158
	Securities Lending Collateral - 0.0%
29,459	Goldman Sachs Financial Square Funds, Government Fund, Institutional Class, 2.06%(3)	29,459

91

Hartford Global Impact Fund
Schedule of Investments – (continued)
July 31, 2022  (Unaudited)

Shares or Principal Amount			Market Value†
SHORT-TERM INVESTMENTS - 2.6% - (continued)
	Securities Lending Collateral - 0.0% - (continued)
20,855	HSBC US Government Money Market Fund, 2.18%(3)		$ 20,855
9,564	Invesco Government & Agency Portfolio, Institutional Class, 2.12%(3)		9,564
			59,878
	Total Short-Term Investments (cost $4,518,036)		$ 4,518,036
	Total Investments (cost $169,742,572)	97.7%	$ 170,585,280
	Other Assets and Liabilities	2.3%	3,939,580
	Total Net Assets	100.0%	$ 174,524,860
Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.
Prices of foreign equities that are principally traded on certain foreign markets will generally be adjusted daily pursuant to a fair value pricing service approved by the Board of Directors in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.
Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.
For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
See “Glossary” for abbreviation descriptions.
*	Non-income producing.
(1)	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions that are exempt from registration (typically only to qualified institutional buyers) or in a public offering registered under the Securities Act of 1933. At July 31, 2022, the aggregate value of these securities was $3,335,246, representing 1.9% of net assets.
(2)	Represents entire or partial securities on loan.
(3)	Current yield as of period end.
†	For information regarding the Fund’s significant accounting policies, please refer to the Fund’s most recent shareholder report.

Fair Value Summary
The following is a summary of the fair valuations according to the inputs used as of July 31, 2022 in valuing the Fund’s investments.
Description	Total	Level 1	Level 2	Level 3(1)
Assets
Common Stocks
Bangladesh	$ 1,056,702	$ 1,056,702	$ —	$ —
Brazil	3,744,680	3,744,680	—	—
Canada	7,396,615	7,396,615	—	—
China	4,721,742	—	4,721,742	—
Finland	3,777,095	—	3,777,095	—
France	3,963,489	—	3,963,489	—
India	1,176,226	—	1,176,226	—
Indonesia	2,790,348	—	2,790,348	—
Ireland	3,366,806	3,366,806	—	—
Israel	4,252,720	4,252,720	—	—
Japan	2,259,426	—	2,259,426	—
Kenya	1,168,050	1,168,050	—	—
Netherlands	7,557,543	—	7,557,543	—
Puerto Rico	3,708,743	3,708,743	—	—
South Africa	5,138,247	—	5,138,247	—
South Korea	2,753,778	—	2,753,778	—
Spain	3,465,792	—	3,465,792	—
Sweden	903,129	—	903,129	—
Switzerland	2,262,831	—	2,262,831	—
Taiwan	3,360,608	—	3,360,608	—
United Kingdom	7,604,195	4,136,848	3,467,347	—
United States	89,638,479	89,638,479	—	—
Short-Term Investments	4,518,036	59,878	4,458,158	—
Total	$ 170,585,280	$ 118,529,521	$ 52,055,759	$ —

(1)	For the period ended July 31, 2022, there were no transfers in and out of Level 3.
92

The Hartford Healthcare Fund
Schedule of Investments
July 31, 2022  (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 98.1%
	Biotechnology - 12.5%
448,088	Abcam plc*	$ 6,696,631
313,150	Alkermes plc*	8,016,640
28,542	Alnylam Pharmaceuticals, Inc.*	4,054,106
242,285	Amicus Therapeutics, Inc.*	2,413,159
78,012	Apellis Pharmaceuticals, Inc.*	4,390,515
11,689	Argenx SE ADR*	4,257,251
58,672	Ascendis Pharma A/S ADR*	5,018,216
47,590	Blueprint Medicines Corp.*	2,429,945
130,409	Celldex Therapeutics, Inc.*	4,006,164
1,072,300	Everest Medicines Ltd.*(1)	2,220,157
172,404	Exact Sciences Corp.*	7,775,420
22,787	Genmab A/S*	8,108,068
217,681	Genus plc	7,523,308
72,618	Horizon Therapeutics plc*	6,025,115
284,475	ImmunoGen, Inc.*	1,348,412
688,700	InnoCare Pharma Ltd.*(1)(2)	972,615
579,746	Ironwood Pharmaceuticals, Inc. Class A*	6,638,092
35,046	Karuna Therapeutics, Inc.*	4,564,742
82,706	Kymera Therapeutics, Inc.*	1,822,013
108,119	Merus N.V.*	2,614,317
49,376	Mirati Therapeutics, Inc.*	3,179,814
49,555	Moderna, Inc.*	8,131,480
183,068	Myovant Sciences Ltd.*(2)	2,394,529
99,191	PTC Therapeutics, Inc.*	4,319,768
14,050	Regeneron Pharmaceuticals, Inc.*	8,172,745
114,191	Revolution Medicines, Inc.*	2,579,575
99,303	Sage Therapeutics, Inc.*	3,417,016
34,589	Sarepta Therapeutics, Inc.*	3,215,048
58,965	Seagen, Inc.*	10,612,521
115,677	Syndax Pharmaceuticals, Inc.*	2,356,341
49,898	Ultragenyx Pharmaceutical, Inc.*	2,658,565
211,124	Veracyte, Inc.*	5,561,006
83,935	Vertex Pharmaceuticals, Inc.*	23,536,213
83,930	Zentalis Pharmaceuticals, Inc.*	2,450,756
		173,480,263
	Consumer Finance - 0.1%
110,246	Orion Acquisition Corp.*	1,091,435
	Health Care Distributors - 1.5%
176,359	AdaptHealth Corp. Class A*	3,899,297
445,109	Covetrus, Inc.*	9,244,914
199,322	Owens & Minor, Inc.	7,057,992
		20,202,203
	Health Care Equipment - 17.3%
246,412	Baxter International, Inc.	14,454,528
134,341	Becton Dickinson and Co.	32,820,850
819,699	Boston Scientific Corp.*	33,648,644
189,920	DexCom, Inc.*	15,588,633
58,907	DiaSorin S.p.A.	8,190,573
317,746	Edwards Lifesciences Corp.*	31,946,183
152,442	Glaukos Corp.*	8,209,002
164,074	Hologic, Inc.*	11,711,602
103,642	Inari Medical, Inc.*	8,040,546
58,330	Insulet Corp.*	14,454,174
303,954	Koninklijke Philips N.V.	6,290,708
48,220	QuidelOrtho Corp.*	4,920,369
554,172	Smith & Nephew plc	7,105,124
141,260	Stryker Corp.	30,335,585
47,926	Teleflex, Inc.	11,524,286
		239,240,807
	Health Care Facilities - 2.2%
178,496	Encompass Health Corp.	9,035,468
104,417	HCA Healthcare, Inc.	22,180,259
		31,215,727
Shares or Principal Amount		Market Value†
COMMON STOCKS - 98.1% - (continued)
	Health Care Services - 2.1%
315,527	agilon health, Inc.*	$ 7,897,641
48,143	Amedisys, Inc.*	5,769,938
89,248	Enhabit, Inc.	1,562,732
55,240	Laboratory Corp. of America Holdings	14,483,376
		29,713,687
	Health Care Supplies - 1.3%
37,823	Align Technology, Inc.*	10,627,128
2,735,083	ConvaTec Group plc(1)	7,626,742
		18,253,870
	Life Sciences Tools & Services - 12.0%
193,705	Agilent Technologies, Inc.	25,975,841
210,553	Avantor, Inc.*	6,110,248
17,980	Bio-Techne Corp.	6,927,334
235,835	Danaher Corp.	68,738,828
54,639	Illumina, Inc.*	11,839,179
365,049	NanoString Technologies, Inc.*	4,672,627
255,269	NeoGenomics, Inc.*	2,583,322
283,949	Syneos Health, Inc.*	22,471,724
14,412	Tecan Group AG	5,118,226
33,944	Waters Corp.*	12,356,634
		166,793,963
	Managed Health Care - 17.8%
340,360	Centene Corp.*	31,643,269
2,876,316	Hapvida Participacoes e Investimentos S.A.(1)	3,424,384
108,861	Humana, Inc.	52,471,002
61,433	Molina Healthcare, Inc.*	20,132,823
255,863	UnitedHealth Group, Inc.	138,764,740
		246,436,218
	Pharmaceuticals - 31.3%
164,247	Aclaris Therapeutics, Inc.*	2,531,046
183,000	Astellas Pharma, Inc.	2,866,033
268,685	AstraZeneca plc ADR	17,795,008
824,112	Bristol-Myers Squibb Co.	60,802,983
428,400	Chugai Pharmaceutical Co., Ltd.	12,034,949
2,386,000	CSPC Pharmaceutical Group Ltd.	2,612,561
661,525	Daiichi Sankyo Co., Ltd.	17,540,139
145,795	Eisai Co., Ltd.	6,676,658
164,648	Elanco Animal Health, Inc.*	3,335,768
314,178	Eli Lilly & Co.	103,581,345
281,994	Hikma Pharmaceuticals plc	5,960,507
888,600	Hypera S.A.	7,314,407
152,247	Intra-Cellular Therapies, Inc.*	8,239,608
326,700	Kyowa Kirin Co., Ltd.	7,702,026
192,340	Novartis AG	16,527,705
258,245	Ono Pharmaceutical Co., Ltd.	7,261,565
1,823,286	Pfizer, Inc.	92,094,176
155,870	UCB S.A.	12,179,486
253,955	Zoetis, Inc.	46,359,485
		433,415,455
	Total Common Stocks (cost $1,105,543,088)	$ 1,359,843,628
SHORT-TERM INVESTMENTS - 1.6%
	Repurchase Agreements - 1.5%
$ 20,337,578	Fixed Income Clearing Corp. Repurchase Agreement dated 07/29/2022 at 2.230%, due on 08/01/2022 with a maturity value of $20,341,357; collateralized by U.S. Treasury Note at 0.625%, maturing 07/15/2032, with a market value of $20,744,412	$ 20,337,578

93

The Hartford Healthcare Fund
Schedule of Investments – (continued)
July 31, 2022  (Unaudited)

Shares or Principal Amount			Market Value†
SHORT-TERM INVESTMENTS - 1.6% - (continued)
	Securities Lending Collateral - 0.1%
745,412	Goldman Sachs Financial Square Funds, Government Fund, Institutional Class, 2.06%(3)		$ 745,412
527,711	HSBC US Government Money Market Fund, 2.18%(3)		527,711
242,010	Invesco Government & Agency Portfolio, Institutional Class, 2.12%(3)		242,010
			1,515,133
	Total Short-Term Investments (cost $21,852,711)		$ 21,852,711
	Total Investments (cost $1,127,395,799)	99.7%	$ 1,381,696,339
	Other Assets and Liabilities	0.3%	3,722,629
	Total Net Assets	100.0%	$ 1,385,418,968
Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.
Prices of foreign equities that are principally traded on certain foreign markets will generally be adjusted daily pursuant to a fair value pricing service approved by the Board of Directors in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.
Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.
For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
See “Glossary” for abbreviation descriptions.
*	Non-income producing.
(1)	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions that are exempt from registration (typically only to qualified institutional buyers) or in a public offering registered under the Securities Act of 1933. At July 31, 2022, the aggregate value of these securities was $14,243,898, representing 1.0% of net assets.
(2)	Represents entire or partial securities on loan.
(3)	Current yield as of period end.
†	For information regarding the Fund’s significant accounting policies, please refer to the Fund’s most recent shareholder report.

Fair Value Summary
The following is a summary of the fair valuations according to the inputs used as of July 31, 2022 in valuing the Fund’s investments.
Description	Total	Level 1	Level 2	Level 3(1)
Assets
Common Stocks
Biotechnology	$ 173,480,263	$ 155,482,792	$ 17,997,471	$ —
Consumer Finance	1,091,435	1,091,435	—	—
Health Care Distributors	20,202,203	20,202,203	—	—
Health Care Equipment	239,240,807	217,654,402	21,586,405	—
Health Care Facilities	31,215,727	31,215,727	—	—
Health Care Services	29,713,687	29,713,687	—	—
Health Care Supplies	18,253,870	10,627,128	7,626,742	—
Life Sciences Tools & Services	166,793,963	161,675,737	5,118,226	—
Managed Health Care	246,436,218	246,436,218	—	—
Pharmaceuticals	433,415,455	342,053,826	91,361,629	—
Short-Term Investments	21,852,711	1,515,133	20,337,578	—
Total	$ 1,381,696,339	$ 1,217,668,288	$ 164,028,051	$ —

(1)	For the period ended July 31, 2022, there were no transfers in and out of Level 3.
94

The Hartford High Yield Fund
Schedule of Investments
July 31, 2022  (Unaudited)

Shares or Principal Amount		Market Value†
CONVERTIBLE BONDS - 1.0%
	Airlines - 0.2%
$ 975,000	JetBlue Airways Corp. 0.50%, 04/01/2026	$ 695,175
	Auto Manufacturers - 0.1%
400,000	Ford Motor Co. 0.00%, 03/15/2026(1)	426,000
	Commercial Services - 0.1%
400,000	Block, Inc. 0.13%, 03/01/2025	408,500
	Healthcare - Products - 0.5%
928,000	Insulet Corp. 0.38%, 09/01/2026	1,163,712
850,000	NuVasive, Inc. 0.38%, 03/15/2025	777,750
		1,941,462
	Machinery-Diversified - 0.1%
498,000	Middleby Corp. 1.00%, 09/01/2025	619,263
	Total Convertible Bonds (cost $4,359,258)	$ 4,090,400
CORPORATE BONDS - 88.6%
	Advertising - 0.6%
2,325,000	Lamar Media Corp. 3.75%, 02/15/2028	$ 2,185,500
	Aerospace/Defense - 1.4%
	TransDigm, Inc.
2,150,000	5.50%, 11/15/2027	2,035,556
3,480,000	6.25%, 03/15/2026(2)	3,506,100
		5,541,656
	Agriculture - 0.5%
1,775,000	Darling Ingredients, Inc. 6.00%, 06/15/2030(2)	1,843,373
	Auto Manufacturers - 3.3%
	Ford Motor Co.
845,000	3.25%, 02/12/2032	705,575
355,000	4.35%, 12/08/2026	348,664
500,000	4.75%, 01/15/2043	411,875
	Ford Motor Credit Co. LLC
5,740,000	3.37%, 11/17/2023	5,626,062
200,000	3.66%, 09/08/2024	194,327
1,013,000	4.06%, 11/01/2024	996,539
490,000	4.13%, 08/04/2025	483,262
1,230,000	4.54%, 08/01/2026	1,194,324
540,000	4.95%, 05/28/2027	535,329
1,225,000	5.13%, 06/16/2025	1,223,034
1,272,000	5.58%, 03/18/2024	1,281,572
		13,000,563
	Auto Parts & Equipment - 0.8%
	Adient Global Holdings Ltd.
EUR 1,225,000	3.50%, 08/15/2024(3)	1,193,965
$ 2,035,000	4.88%, 08/15/2026(2)	1,903,112
		3,097,077
	Chemicals - 0.1%
380,000	Avient Corp. 7.13%, 08/01/2030	391,560
	Commercial Banks - 1.1%
2,515,000	Credit Suisse Group AG 6.25%, 12/18/2024, (6.25% fixed rate until 12/18/2024; 5 year USD Swap + 3.455% thereafter)(3)(4)(5)	2,406,906
350,000	Societe Generale S.A. 4.75%, 05/26/2026, (4.75% fixed rate until 05/26/2026; 5 year USD CMT + 3.931% thereafter)(2)(4)(5)	304,845
1,945,000	UBS Group AG 4.88%, 02/12/2027, (4.88% fixed rate until 02/12/2027; 5 year USD CMT + 3.404% thereafter)(3)(4)(5)	1,733,253
		4,445,004
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 88.6% - (continued)
	Commercial Services - 4.7%
	Block, Inc.
$ 1,075,000	2.75%, 06/01/2026	$ 1,003,566
860,000	3.50%, 06/01/2031	743,900
EUR 1,930,000	Castor S.p.A. 5.25%, 02/15/2029, 3 mo. EURIBOR + 5.25%(2)(6)	1,804,100
$ 2,375,000	Herc Holdings, Inc. 5.50%, 07/15/2027(2)	2,377,969
EUR 3,105,000	La Financiere Atalian SASU 4.00%, 05/15/2024(3)	3,054,459
	Nielsen Finance LLC / Nielsen Finance Co.
$ 1,826,000	4.50%, 07/15/2029(2)	1,716,002
1,175,000	5.63%, 10/01/2028(2)	1,151,500
1,981,000	Signal Parent, Inc. 6.13%, 04/01/2029(2)	1,173,379
	United Rentals North America, Inc.
240,000	3.75%, 01/15/2032	210,965
1,135,000	3.88%, 02/15/2031	1,035,710
3,310,000	4.88%, 01/15/2028	3,304,505
EUR 983,000	Verisure Holding AB 3.25%, 02/15/2027(2)	879,091
		18,455,146
	Construction Materials - 0.7%
$ 1,830,000	Builders FirstSource, Inc. 5.00%, 03/01/2030(2)	1,694,549
1,010,000	Standard Industries, Inc. 4.38%, 07/15/2030(2)	882,215
		2,576,764
	Distribution/Wholesale - 1.2%
1,825,000	American Builders & Contractors Supply Co., Inc. 4.00%, 01/15/2028(2)	1,707,963
3,050,000	Performance Food Group, Inc. 5.50%, 10/15/2027(2)	3,005,500
		4,713,463
	Diversified Financial Services - 5.2%
	Credit Acceptance Corp.
730,000	5.13%, 12/31/2024(2)	700,617
1,445,000	6.63%, 03/15/2026	1,437,775
2,000,000	Enact Holdings, Inc. 6.50%, 08/15/2025(2)	2,021,400
	goeasy Ltd.
465,000	4.38%, 05/01/2026(2)	398,156
1,345,000	5.38%, 12/01/2024(2)	1,262,868
522,000	Home Point Capital, Inc. 5.00%, 02/01/2026(2)	359,479
	LD Holdings Group LLC
600,000	6.13%, 04/01/2028(2)	364,500
2,395,000	6.50%, 11/01/2025(2)	1,534,770
1,130,000	Nationstar Mortgage Holdings, Inc. 5.13%, 12/15/2030(2)	939,583
	OneMain Finance Corp.
470,000	4.00%, 09/15/2030	368,950
2,610,000	5.38%, 11/15/2029	2,218,857
1,650,000	6.88%, 03/15/2025	1,620,877
	PennyMac Financial Services, Inc.
1,190,000	4.25%, 02/15/2029(2)	972,825
1,895,000	5.38%, 10/15/2025(2)	1,774,260
2,235,000	SLM Corp. 3.13%, 11/02/2026	1,949,367
2,760,000	United Wholesale Mortgage LLC 5.50%, 04/15/2029(2)	2,376,526
		20,300,810
	Electric - 1.1%
	Clearway Energy Operating LLC
2,605,000	3.75%, 02/15/2031(2)	2,277,544
390,000	3.75%, 01/15/2032(2)	331,649
515,000	4.75%, 03/15/2028(2)	499,550
	FirstEnergy Corp.
235,000	2.25%, 09/01/2030	199,162
75,000	2.65%, 03/01/2030	66,000
400,000	4.40%, 07/15/2027	391,880
515,000	7.38%, 11/15/2031	600,408
		4,366,193

95

The Hartford High Yield Fund
Schedule of Investments – (continued)
July 31, 2022  (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 88.6% - (continued)
	Electrical Components & Equipment - 0.4%
EUR 1,880,000	Energizer Gamma Acquisition B.V. 3.50%, 06/30/2029(2)	$ 1,450,093
$ 290,000	Energizer Holdings, Inc. 6.50%, 12/31/2027(2)	268,603
		1,718,696
	Electronics - 1.6%
2,460,000	II-VI, Inc. 5.00%, 12/15/2029(2)	2,343,150
2,635,000	Imola Merger Corp. 4.75%, 05/15/2029(2)	2,451,947
	Sensata Technologies B.V.
300,000	4.88%, 10/15/2023(2)	300,006
1,005,000	5.00%, 10/01/2025(2)	1,010,216
		6,105,319
	Entertainment - 3.3%
	Caesars Entertainment, Inc.
1,340,000	6.25%, 07/01/2025(2)	1,336,650
1,355,000	8.13%, 07/01/2027(2)	1,356,830
440,000	Caesars Resort Collection LLC / CRC Finco, Inc. 5.75%, 07/01/2025(2)	440,066
	Cinemark USA, Inc.
3,740,000	5.25%, 07/15/2028(2)	3,337,950
830,000	5.88%, 03/15/2026(2)	797,024
2,200,000	Magallanes, Inc. 3.76%, 03/15/2027(2)	2,114,994
1,695,000	Penn National Gaming, Inc. 5.63%, 01/15/2027(2)	1,552,563
2,340,000	Speedway Motorsports LLC / Speedway Funding II, Inc. 4.88%, 11/01/2027(2)	2,121,514
		13,057,591
	Environmental Control - 0.1%
340,000	Stericycle, Inc. 3.88%, 01/15/2029(2)	310,872
	Food - 1.6%
1,865,000	B&G Foods, Inc. 5.25%, 09/15/2027	1,706,475
GBP 802,000	Bellis Acquisition Co. plc 3.25%, 02/16/2026(2)	793,549
$ 1,470,000	Performance Food Group, Inc. 4.25%, 08/01/2029(2)	1,300,950
2,720,000	Post Holdings, Inc. 5.63%, 01/15/2028(2)	2,679,200
		6,480,174
	Gas - 0.6%
	AmeriGas Partners L.P. / AmeriGas Finance Corp.
1,069,000	5.50%, 05/20/2025	1,074,869
40,000	5.63%, 05/20/2024	40,425
1,143,000	5.88%, 08/20/2026	1,157,951
		2,273,245
	Healthcare - Products - 2.2%
2,690,000	Avantor Funding, Inc. 4.63%, 07/15/2028(2)	2,579,454
	Medline Borrower L.P.
5,125,000	3.88%, 04/01/2029(2)	4,631,718
1,532,000	5.25%, 10/01/2029(2)	1,378,800
		8,589,972
	Healthcare - Services - 2.8%
	Catalent Pharma Solutions, Inc.
445,000	3.13%, 02/15/2029(2)	394,381
485,000	3.50%, 04/01/2030(2)	433,864
265,000	5.00%, 07/15/2027(2)	265,209
	CHS/Community Health Systems, Inc.
3,700,000	4.75%, 02/15/2031(2)	2,978,500
990,000	5.25%, 05/15/2030(2)	831,600
580,000	5.63%, 03/15/2027(2)	515,887
	HCA, Inc.
170,000	5.38%, 02/01/2025	173,405
1,750,000	5.38%, 09/01/2026	1,805,125
100,000	5.63%, 09/01/2028	103,399
80,000	5.88%, 02/01/2029	83,722
690,000	7.50%, 11/15/2095	752,100
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 88.6% - (continued)
	Healthcare - Services - 2.8% - (continued)
$ 1,710,000	IQVIA, Inc. 5.00%, 05/15/2027(2)	$ 1,712,762
1,070,000	Tenet Healthcare Corp. 6.13%, 06/15/2030(2)	1,080,828
		11,130,782
	Home Builders - 3.0%
	Ashton Woods USA LLC / Ashton Woods Finance Co.
1,025,000	4.63%, 08/01/2029(2)	794,522
1,035,000	4.63%, 04/01/2030(2)	785,841
1,295,000	6.63%, 01/15/2028(2)	1,133,021
2,490,000	Century Communities, Inc. 3.88%, 08/15/2029(2)	2,120,047
	M/I Homes, Inc.
1,365,000	3.95%, 02/15/2030	1,132,760
790,000	4.95%, 02/01/2028	727,409
1,285,000	STL Holding Co. LLC 7.50%, 02/15/2026(2)	1,140,438
	Taylor Morrison Communities, Inc.
500,000	5.13%, 08/01/2030(2)	458,386
1,790,000	5.75%, 01/15/2028(2)	1,730,662
1,816,000	Williams Scotsman International, Inc. 4.63%, 08/15/2028(2)	1,702,781
		11,725,867
	Household Products/Wares - 0.3%
1,400,000	Prestige Brands, Inc. 5.13%, 01/15/2028(2)	1,351,000
	Insurance - 2.2%
	Acrisure LLC / Acrisure Finance, Inc.
2,335,000	7.00%, 11/15/2025(2)	2,241,600
875,000	10.13%, 08/01/2026(2)	886,587
725,000	AssuredPartners, Inc. 5.63%, 01/15/2029(2)	645,250
135,000	Genworth Holdings, Inc. 4.80%, 02/15/2024	134,917
1,620,000	MGIC Investment Corp. 5.25%, 08/15/2028	1,559,250
1,900,000	NMI Holdings, Inc. 7.38%, 06/01/2025(2)	1,923,959
1,125,000	Radian Group, Inc. 6.63%, 03/15/2025	1,150,706
		8,542,269
	Internet - 1.6%
	Arches Buyer, Inc.
1,183,000	4.25%, 06/01/2028(2)	1,011,773
900,000	6.13%, 12/01/2028(2)	738,000
2,200,000	Endurance International Group Holdings, Inc. 6.00%, 02/15/2029(2)	1,607,858
3,495,000	Go Daddy Operating Co. LLC 3.50%, 03/01/2029(2)	3,106,740
		6,464,371
	IT Services - 0.9%
470,000	Condor Merger Sub, Inc. 7.38%, 02/15/2030(2)	412,648
	Presidio Holdings, Inc.
2,315,000	4.88%, 02/01/2027(2)	2,222,400
890,000	8.25%, 02/01/2028(2)	838,647
		3,473,695
	Leisure Time - 2.8%
	Carnival Corp.
297,000	5.75%, 03/01/2027(2)	238,062
3,840,000	6.00%, 05/01/2029(2)	2,948,768
600,000	7.63%, 03/01/2026(2)	526,051
1,000,000	10.50%, 06/01/2030(2)	888,295
1,615,000	MajorDrive Holdings LLC 6.38%, 06/01/2029(2)	1,217,565
1,415,000	NCL Corp. Ltd. 5.88%, 02/15/2027(2)	1,300,385
	Royal Caribbean Cruises Ltd.
750,000	5.38%, 07/15/2027(2)	575,572
2,625,000	5.50%, 08/31/2026(2)	2,073,220
1,050,000	9.13%, 06/15/2023(2)	1,065,865
		10,833,783
	Lodging - 0.8%
740,000	Boyd Gaming Corp. 4.75%, 06/15/2031(2)	680,970

96

The Hartford High Yield Fund
Schedule of Investments – (continued)
July 31, 2022  (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 88.6% - (continued)
	Lodging - 0.8% - (continued)
	Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp.
$ 960,000	5.25%, 05/15/2027(2)	$ 886,502
1,690,000	5.50%, 03/01/2025(2)	1,665,022
		3,232,494
	Media - 5.8%
620,000	Belo Corp. 7.25%, 09/15/2027	616,900
895,000	Cable One, Inc. 4.00%, 11/15/2030(2)	795,431
	CCO Holdings LLC / CCO Holdings Capital Corp.
1,570,000	4.25%, 02/01/2031(2)	1,361,975
2,250,000	4.25%, 01/15/2034(2)	1,858,579
1,875,000	4.50%, 08/15/2030(2)	1,666,725
925,000	4.50%, 05/01/2032	810,027
1,750,000	4.75%, 02/01/2032(2)	1,545,469
	CSC Holdings LLC
1,800,000	5.25%, 06/01/2024	1,782,000
770,000	5.50%, 04/15/2027(2)	744,775
	DISH DBS Corp.
965,000	5.00%, 03/15/2023	946,906
1,405,000	5.88%, 11/15/2024	1,292,499
	Sirius XM Radio, Inc.
3,750,000	3.13%, 09/01/2026(2)	3,534,637
900,000	4.13%, 07/01/2030(2)	809,820
1,675,000	UPC Broadband Finco B.V. 4.88%, 07/15/2031(2)	1,480,968
2,255,000	Virgin Media Secured Finance plc 4.50%, 08/15/2030(2)	2,021,044
1,395,000	VZ Secured Financing B.V. 5.00%, 01/15/2032(2)	1,244,075
365,000	Ziggo B.V. 4.88%, 01/15/2030(2)	336,950
		22,848,780
	Metal Fabricate/Hardware - 1.2%
	Advanced Drainage Systems, Inc.
1,124,000	5.00%, 09/30/2027(2)	1,101,520
1,361,000	6.38%, 06/15/2030(2)	1,371,558
	Novelis Corp.
630,000	3.25%, 11/15/2026(2)	586,253
650,000	3.88%, 08/15/2031(2)	555,750
1,310,000	4.75%, 01/30/2030(2)	1,211,796
		4,826,877
	Mining - 1.5%
	Constellium SE
2,025,000	3.75%, 04/15/2029(2)	1,726,312
755,000	5.63%, 06/15/2028(2)	680,406
419,000	5.88%, 02/15/2026(2)	406,590
3,155,000	FMG Resources August 2006 Pty Ltd. 5.88%, 04/15/2030(2)	3,009,586
		5,822,894
	Office/Business Equipment - 0.3%
388,000	Xerox Corp. 4.63%, 03/15/2023	386,945
790,000	Xerox Holdings Corp. 5.00%, 08/15/2025(2)	760,071
		1,147,016
	Oil & Gas - 3.9%
	Apache Corp.
1,725,000	4.38%, 10/15/2028	1,608,562
1,550,000	5.10%, 09/01/2040	1,378,523
2,885,000	Earthstone Energy Holdings LLC 8.00%, 04/15/2027(2)	2,756,069
1,020,000	EQT Corp. 3.90%, 10/01/2027	992,297
	Occidental Petroleum Corp.
1,545,000	3.20%, 08/15/2026	1,451,152
679,000	4.40%, 04/15/2046	577,010
715,000	5.50%, 12/01/2025	731,209
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 88.6% - (continued)
	Oil & Gas - 3.9% - (continued)
$ 1,020,000	5.55%, 03/15/2026	$ 1,048,050
395,000	6.13%, 01/01/2031	424,510
258,000	6.38%, 09/01/2028	276,493
	Range Resources Corp.
685,000	4.75%, 02/15/2030(2)	654,175
1,485,000	4.88%, 05/15/2025	1,481,867
2,015,000	Southwestern Energy Co. 4.75%, 02/01/2032	1,878,987
		15,258,904
	Packaging & Containers - 1.9%
	Ardagh Packaging Finance plc / Ardagh Holdings USA, Inc.
680,000	4.13%, 08/15/2026(2)	598,400
2,570,000	5.25%, 08/15/2027(2)	1,953,934
300,000	Clydesdale Acquisition Holdings, Inc. 6.63%, 04/15/2029(2)	302,916
880,000	Graphic Packaging International LLC 3.75%, 02/01/2030(2)	792,297
1,075,000	Mauser Packaging Solutions Holding Co. 7.25%, 04/15/2025(2)	985,807
	Owens-Brockway Glass Container, Inc.
65,000	5.38%, 01/15/2025(2)	60,854
1,424,000	5.88%, 08/15/2023(2)	1,424,000
EUR 1,645,000	Silgan Holdings, Inc. 2.25%, 06/01/2028	1,433,284
		7,551,492
	Pharmaceuticals - 0.6%
	Bausch Health Cos., Inc.
$ 180,000	5.00%, 01/30/2028(2)	95,850
1,140,000	5.00%, 02/15/2029(2)	575,848
1,865,000	5.25%, 01/30/2030(2)	968,345
790,000	Owens & Minor, Inc. 6.63%, 04/01/2030(2)	790,127
		2,430,170
	Pipelines - 7.2%
1,890,000	Antero Midstream Partners L.P. / Antero Midstream Finance Corp. 5.75%, 01/15/2028(2)	1,847,475
	Buckeye Partners L.P.
1,520,000	3.95%, 12/01/2026	1,408,123
640,000	4.13%, 03/01/2025(2)	614,000
900,000	4.13%, 12/01/2027	809,804
730,000	4.50%, 03/01/2028(2)	667,105
1,410,000	Cheniere Energy Partners L.P. 4.00%, 03/01/2031	1,306,104
3,395,000	DCP Midstream Operating L.P. 5.38%, 07/15/2025	3,462,900
2,421,000	DT Midstream, Inc. 4.13%, 06/15/2029(2)	2,241,265
	EnLink Midstream LLC
625,000	5.38%, 06/01/2029	593,487
1,793,000	5.63%, 01/15/2028(2)	1,740,421
681,000	EnLink Midstream Partners L.P. 5.05%, 04/01/2045	502,067
	EQM Midstream Partners L.P.
1,545,000	4.50%, 01/15/2029(2)	1,382,775
1,480,000	4.75%, 01/15/2031(2)	1,337,032
435,000	6.00%, 07/01/2025(2)	433,921
845,000	6.50%, 07/01/2027(2)	846,749
950,000	6.50%, 07/15/2048	797,563
115,000	7.50%, 06/01/2027(2)	117,013
115,000	7.50%, 06/01/2030(2)	118,349
	Targa Resources Partners L.P. / Targa Resources Partners Finance Corp.
1,050,000	4.88%, 02/01/2031	986,912
1,534,000	6.50%, 07/15/2027	1,578,064
	Venture Global Calcasieu Pass LLC
1,200,000	3.88%, 08/15/2029(2)	1,107,264
970,000	4.13%, 08/15/2031(2)	894,233

97

The Hartford High Yield Fund
Schedule of Investments – (continued)
July 31, 2022  (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 88.6% - (continued)
	Pipelines - 7.2% - (continued)
	Western Midstream Operating L.P.
$ 2,950,000	4.30%, 02/01/2030	$ 2,743,500
925,000	5.50%, 02/01/2050	823,435
		28,359,561
	Real Estate Investment Trusts - 1.9%
	Ladder Capital Finance Holdings LLLP / Ladder Capital Finance Corp.
2,150,000	4.25%, 02/01/2027(2)	1,916,661
945,000	5.25%, 10/01/2025(2)	893,224
2,425,000	Service Properties Trust 7.50%, 09/15/2025	2,358,811
	VICI Properties L.P. / VICI Note Co., Inc.
195,000	3.50%, 02/15/2025(2)	185,494
130,000	3.75%, 02/15/2027(2)	119,100
124,000	4.13%, 08/15/2030(2)	113,208
1,430,000	4.25%, 12/01/2026(2)	1,342,728
655,000	4.63%, 12/01/2029(2)	624,195
		7,553,421
	Retail - 7.5%
	1011778 BC ULC / New Red Finance, Inc.
2,055,000	3.50%, 02/15/2029(2)	1,872,064
1,425,000	3.88%, 01/15/2028(2)	1,339,842
1,190,000	4.00%, 10/15/2030(2)	1,038,275
1,210,000	4.38%, 01/15/2028(2)	1,121,440
	Bath & Body Works, Inc.
1,260,000	5.25%, 02/01/2028	1,188,067
1,275,000	6.63%, 10/01/2030(2)	1,217,077
1,255,000	FirstCash, Inc. 5.63%, 01/01/2030(2)	1,178,319
	Gap, Inc.
1,315,000	3.63%, 10/01/2029(2)	964,487
1,315,000	3.88%, 10/01/2031(2)	946,800
4,656,000	LBM Acquisition LLC 6.25%, 01/15/2029(2)	3,515,280
3,410,000	Michaels Cos., Inc. 5.25%, 05/01/2028(2)	2,844,315
	PetSmart, Inc.
3,835,000	4.75%, 02/15/2028(2)	3,634,621
1,100,000	7.75%, 02/15/2029(2)	1,058,992
2,998,000	Specialty Building Products Holdings LLC 6.38%, 09/30/2026(2)	2,668,220
1,180,000	SRS Distribution, Inc. 4.63%, 07/01/2028(2)	1,103,182
4,380,000	Staples, Inc. 7.50%, 04/15/2026(2)	3,861,233
		29,552,214
	Semiconductors - 0.2%
770,000	Sensata Technologies B.V. 5.63%, 11/01/2024(2)	776,774
	Software - 5.4%
1,405,000	Black Knight InfoServ LLC 3.63%, 09/01/2028(2)	1,296,113
1,020,000	Change Healthcare Holdings LLC / Change Healthcare Finance, Inc. 5.75%, 03/01/2025(2)	1,015,073
2,664,000	Dun & Bradstreet Corp. 5.00%, 12/15/2029(2)	2,483,168
1,284,000	Fair Isaac Corp. 4.00%, 06/15/2028(2)	1,197,745
2,840,000	Minerva Merger Sub, Inc. 6.50%, 02/15/2030(2)	2,570,200
	MSCI, Inc.
1,220,000	3.63%, 09/01/2030(2)	1,113,860
340,000	3.88%, 02/15/2031(2)	309,437
515,000	4.00%, 11/15/2029(2)	485,243
	Open Text Corp.
1,210,000	3.88%, 02/15/2028(2)	1,114,823
825,000	3.88%, 12/01/2029(2)	742,620
	Open Text Holdings, Inc.
1,030,000	4.13%, 02/15/2030(2)	951,921
650,000	4.13%, 12/01/2031(2)	578,413
	PTC, Inc.
1,975,000	3.63%, 02/15/2025(2)	1,910,618
1,025,000	4.00%, 02/15/2028(2)	972,177
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 88.6% - (continued)
	Software - 5.4% - (continued)
$ 2,600,000	ROBLOX Corp. 3.88%, 05/01/2030(2)	$ 2,276,933
2,290,000	SS&C Technologies, Inc. 5.50%, 09/30/2027(2)	2,255,696
		21,274,040
	Telecommunications - 6.1%
	Altice France S.A.
1,105,000	5.13%, 07/15/2029(2)	945,714
640,000	5.50%, 01/15/2028(2)	562,669
1,665,000	8.13%, 02/01/2027(2)	1,644,138
1,280,000	Embarq Corp. 8.00%, 06/01/2036	1,052,832
	Frontier Communications Holdings LLC
1,755,000	5.00%, 05/01/2028(2)	1,649,244
1,085,000	5.88%, 10/15/2027(2)	1,068,877
1,360,161	5.88%, 11/01/2029	1,142,535
1,880,000	6.75%, 05/01/2029(2)	1,672,504
	Iliad Holding SAS
755,000	6.50%, 10/15/2026(2)	724,687
490,000	7.00%, 10/15/2028(2)	470,329
EUR 1,865,000	Kaixo Bondco Telecom S.A. 5.13%, 09/30/2029(2)	1,645,384
2,410,000	Lorca Telecom Bondco S.A. 4.00%, 09/18/2027(2)	2,248,039
	Sprint Corp.
$ 2,574,000	7.13%, 06/15/2024	2,692,455
10,000	7.63%, 02/15/2025	10,648
1,000,000	7.88%, 09/15/2023	1,035,985
	T-Mobile USA, Inc.
1,805,000	2.25%, 02/15/2026	1,685,419
2,050,000	2.63%, 04/15/2026	1,932,125
EUR 1,810,000	WP/AP Telecom Holdings IV B.V. 3.75%, 01/15/2029(2)	1,646,420
		23,830,004
	Transportation - 0.2%
$ 1,045,000	First Student Bidco, Inc. 4.00%, 07/31/2029(2)	914,683
	Total Corporate Bonds (cost $378,177,602)	$ 348,354,069
SENIOR FLOATING RATE INTERESTS - 3.6%(7)
	Commercial Services - 0.3%
1,273,600	PECF USS Intermediate Holding III Corp. 6.62%, 12/15/2028, 1 mo. USD LIBOR + 4.250%	$ 1,162,160
	Engineering & Construction - 0.4%
1,815,875	Ascend Learning LLC 5.87%, 12/11/2028, 1 mo. USD LIBOR + 3.500%	1,715,439
	Entertainment - 0.5%
	Crown Finance U.S., Inc.
2,571,796	4.00%, 02/28/2025, 1 mo. USD LIBOR + 2.500%	1,639,263
159,082	10.08%, 02/28/2025, 1 mo. USD LIBOR + 8.250%	165,843
		1,805,106
	Insurance - 0.5%
	Hub International Ltd.
1,691,192	5.77%, 04/25/2025, 1 mo. USD LIBOR + 3.000%	1,646,308
486,297	5.98%, 04/25/2025, 1 mo. USD LIBOR + 3.250%	475,054
		2,121,362
	Oil & Gas - 0.1%
522,375	Southwestern Energy Co. 4.70%, 06/22/2027, 1 mo. USD SOFR + 2.500%	515,192

98

The Hartford High Yield Fund
Schedule of Investments – (continued)
July 31, 2022  (Unaudited)

Shares or Principal Amount		Market Value†
SENIOR FLOATING RATE INTERESTS - 3.6%(7) - (continued)
	Packaging & Containers - 0.4%
$ 1,475,000	Clydesdale Acquisition Holdings, Inc. 6.60%, 04/13/2029, 1 mo. USD LIBOR + 4.250%	$ 1,414,156
	Pharmaceuticals - 0.1%
408,975	Owens & Minor, Inc. 6.18%, 03/29/2029, 1 mo. USD LIBOR + 3.750%	406,930
	Retail - 0.2%
587,050	SRS Distribution, Inc. 6.18%, 06/02/2028, 1 mo. USD SOFR + 3.500%	558,308
	Software - 1.1%
	Athenahealth, Inc.
150,725	3.50%, 02/15/2029, 1 mo. USD SOFR + 3.500%(8)	143,377
889,275	5.65%, 02/15/2029, 1 mo. USD SOFR + 3.500%	845,923
1,094,444	Dun & Bradstreet Corp. 5.55%, 02/06/2026, 1 mo. USD LIBOR + 3.250%	1,063,439
2,340,000	McAfee LLC 5.70%, 03/01/2029, 3 mo. USD LIBOR + 4.000%	2,229,833
		4,282,572
	Total Senior Floating Rate Interests (cost $15,087,632)	$ 13,981,225
COMMON STOCKS - 0.3%
	Energy - 0.0%
2,141	Foresight Energy LLC*	$ 36,391
	Telecommunication Services - 0.3%
45,675	Frontier Communications Parent, Inc.*	1,183,439
	Total Common Stocks (cost $1,239,835)	$ 1,219,830
ESCROWS - 1.7%(9)
	Media & Entertainment - 0.7%
2,835,000	Scripps Escrow, Inc. Expires 07/15/2027(2)	$ 2,715,902
	Pharmaceuticals, Biotechnology & Life Sciences - 0.2%
700,000	Grifols Escrow Issuer S.A. Expires 10/15/2028(2)	620,389
	Semiconductors & Semiconductor Equipment - 0.8%
3,410,000	Entegris Escrow Corp. Expires 04/15/2029(2)	3,283,216
	Total Escrows (cost $6,861,388)	$ 6,619,507
	Total Long-Term Investments (Cost $405,725,715)	$ 374,265,031
Shares or Principal Amount			Market Value†
SHORT-TERM INVESTMENTS - 2.2%
	Repurchase Agreements - 2.2%
$ 8,766,861	Fixed Income Clearing Corp. Repurchase Agreement dated 07/29/2022 at 2.230%, due on 08/01/2022 with a maturity value of $8,768,490; collateralized by U.S. Treasury Note at 0.625%, maturing 07/15/2032, with a market value of $8,942,246		$ 8,766,861
	Total Short-Term Investments (cost $8,766,861)		$ 8,766,861
	Total Investments (cost $414,492,576)	97.4%	$ 383,031,892
	Other Assets and Liabilities	2.6%	10,181,087
	Total Net Assets	100.0%	$ 393,212,979
Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.
The Fund may refer to any one or more of the industry classifications used by one or more widely recognized market indices, ratings group and/or as defined by Fund management. Industry classifications may not be identical across all security types.
Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.
For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
See “Glossary” for abbreviation descriptions.

*	Non-income producing.
(1)	Security is a zero-coupon bond.
(2)	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions that are exempt from registration (typically only to qualified institutional buyers) or in a public offering registered under the Securities Act of 1933. At July 31, 2022, the aggregate value of these securities was $254,989,322, representing 64.8% of net assets.
(3)	Security is exempt from registration under Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At July 31, 2022, the aggregate value of these securities was $8,388,583, representing 2.1% of net assets.
(4)	Fixed to variable rate investment. The rate shown reflects the fixed rate in effect at July 31, 2022. Rate will reset at a future date. Base lending rates may be subject to a floor or cap.
(5)	Perpetual maturity security. Maturity date shown is the next call date or final legal maturity date, whichever comes first.
(6)	Variable rate security; the rate reported is the coupon rate in effect at July 31, 2022. Base lending rates may be subject to a floor or cap.

99

The Hartford High Yield Fund
Schedule of Investments – (continued)
July 31, 2022  (Unaudited)

(7)	Senior floating rate interests generally pay interest rates which are periodically adjusted by reference to a base short-term, floating lending rate plus a premium. The base lending rates are primarily the LIBOR, and secondarily the prime rate offered by one or more major United States banks (the "Prime Rate") and the certificate of deposit rate or other base lending rates used by commercial lenders. Senior floating rate interests often require prepayments from excess cash flows or permit the borrower to repay at its election. The rate at which the borrower repays cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. Base lending rates may be subject to a floor or cap. Unless otherwise noted, the interest rate disclosed for these securities represents the rate in effect as of July 31, 2022.
(8)	This security, or a portion of this security, has unfunded loan commitments. As of July 31, 2022, the aggregate value of the unfunded commitment was $143,377, which represents 0.0% of total net assets.
(9)	Share amount represents shares of the issuer previously held that resulted in receipt of the escrow.

Futures Contracts Outstanding at July 31, 2022
Description	Number of Contracts	Expiration Date	Current Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Short position contracts:
Euro-BOBL Future	19	09/08/2022	$ (2,483,100)	$ (58,069)
Total futures contracts				$ (58,069)

Centrally Cleared Credit Default Swap Contracts Outstanding at July 31, 2022
Reference Entity	Notional Amount(1)		(Pay)/Receive Fixed Rate	Expiration Date	Periodic Payment Frequency	Cost Basis	Value†	Unrealized Appreciation/ (Depreciation)
Credit default swaps on indices:
Sell protection:
CDX.NA.HY.37.V2	USD	3,925,350	5.00%	12/20/2026	Quarterly	$ 191,807	$ 116,484	$ (75,323)
Total centrally cleared credit default swap contracts						$ 191,807	$ 116,484	$ (75,323)

(1)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

Foreign Currency Contracts Outstanding at July 31, 2022
Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Counterparty	Settlement Date	Appreciation/ (Depreciation)
15,657,003	USD	15,314,000	EUR	DEUT	08/31/2022	$ (28,097)
1,102,566	USD	915,000	GBP	TDB	08/31/2022	(12,502)
Total foreign currency contracts						$ (40,599)
† For information regarding the Fund’s significant accounting policies, please refer to the Fund’s most recent shareholder report.
100

The Hartford High Yield Fund
Schedule of Investments – (continued)
July 31, 2022  (Unaudited)

Fair Value Summary
The following is a summary of the fair valuations according to the inputs used as of July 31, 2022 in valuing the Fund’s investments.
Description	Total	Level 1	Level 2	Level 3(1)
Assets
Convertible Bonds	$ 4,090,400	$ —	$ 4,090,400	$ —
Corporate Bonds	348,354,069	—	348,354,069	—
Senior Floating Rate Interests	13,981,225	—	13,981,225	—
Common Stocks
Energy	36,391	—	36,391	—
Telecommunication Services	1,183,439	1,183,439	—	—
Escrows	6,619,507	—	6,619,507	—
Short-Term Investments	8,766,861	—	8,766,861	—
Total	$ 383,031,892	$ 1,183,439	$ 381,848,453	$ —
Liabilities
Foreign Currency Contracts(2)	$ (40,599)	$ —	$ (40,599)	$ —
Futures Contracts(2)	(58,069)	(58,069)	—	—
Swaps - Credit Default(2)	(75,323)	—	(75,323)	—
Total	$ (173,991)	$ (58,069)	$ (115,922)	$ —

(1)	For the period ended July 31, 2022, there were no transfers in and out of Level 3.
(2)	Derivative instruments (excluding purchased and written options, if applicable) are valued at the unrealized appreciation/(depreciation) on the investments.
101

The Hartford Inflation Plus Fund
Schedule of Investments
July 31, 2022  (Unaudited)

Shares or Principal Amount		Market Value†
ASSET & COMMERCIAL MORTGAGE-BACKED SECURITIES - 4.0%
	Asset-Backed - Automobile - 0.1%
$ 505,000	Tesla Auto Lease Trust 5.48%, 05/22/2023(1)	$ 506,879
	Asset-Backed - Credit Card - 0.1%
505,000	Mercury Financial Credit Card Master Trust 1.54%, 03/20/2026(1)	479,310
	Asset-Backed - Finance & Insurance - 0.2%
1,029,031	HSI Asset Securitization Corp. Trust 2.80%, 02/25/2036, 1 mo. USD LIBOR + 0.540%(2)	1,014,413
	Asset-Backed - Home Equity - 0.1%
560,604	GSAA Home Equity Trust 5.98%, 06/25/2036(3)	174,290
687,894	Renaissance Home Equity Loan Trust 6.12%, 11/25/2036(4)	302,739
		477,029
	Commercial Mortgage-Backed Securities - 0.4%
	Benchmark Mortgage Trust
6,348,815	1.22%, 03/15/2062(3)(5)	362,685
2,372,329	1.52%, 01/15/2054(3)(5)	228,670
700,000	BXSC Commercial Mortgage Trust 4.35%, 03/15/2035, 1 mo. USD SOFR + 2.391%(1)(2)	673,681
	Commercial Mortgage Trust
223,000	2.82%, 01/10/2039(1)	205,751
225,000	3.90%, 01/10/2039(1)(3)	203,001
1,748,275	DBJPM Mortgage Trust 1.71%, 09/15/2053(3)(5)	136,528
5,806,374	Wells Fargo N.A. 0.90%, 05/15/2062(3)(5)	271,889
		2,082,205
	Other Asset-Backed Securities - 0.4%
135,266	Aaset Trust 3.35%, 01/16/2040(1)	111,730
255,324	CF Hippolyta Issuer LLC 1.99%, 07/15/2060(1)	224,560
1,443,000	Tricon Residential Trust 3.86%, 04/17/2039(1)	1,411,768
571,232	VOLT XCIV LLC 2.24%, 02/27/2051(1)(4)	544,628
		2,292,686
	Whole Loan Collateral CMO - 2.7%
159,804	Adjustable Rate Mortgage Trust 2.80%, 11/25/2035, 1 mo. USD LIBOR + 0.540%(2)	158,256
	Angel Oak Mortgage Trust
587,207	1.82%, 11/25/2066(1)(3)	533,516
1,282,274	2.88%, 12/25/2066(1)(4)	1,204,179
461,787	Bank of America Funding Trust 6.05%, 10/25/2036(4)	419,652
83,707	Bear Stearns Adjustable Rate Mortgage Trust 2.38%, 10/25/2035, 12 mo. USD CMT + 2.300%(2)	81,623
231,168	Chase Mortgage Finance Trust 2.93%, 12/25/2035(3)	218,241
1,312,386	COLT Mortgage Loan Trust 2.28%, 12/27/2066(1)(3)	1,189,388
	Connecticut Avenue Securities Trust
124,592	4.36%, 10/25/2039, 1 mo. USD LIBOR + 2.100%(1)(2)	124,491
114,297	4.41%, 09/25/2031, 1 mo. USD LIBOR + 2.150%(1)(2)	114,228
108,477	4.56%, 08/25/2031, 1 mo. USD LIBOR + 2.300%(1)(2)	108,347
121,954	4.66%, 04/25/2031, 1 mo. USD LIBOR + 2.400%(1)(2)	121,808
Shares or Principal Amount		Market Value†
ASSET & COMMERCIAL MORTGAGE-BACKED SECURITIES - 4.0% - (continued)
	Whole Loan Collateral CMO - 2.7% - (continued)
$ 1,338,761	CSMC Trust 2.27%, 11/25/2066(1)(3)	$ 1,196,037
212,951	Deutsche Alt-A Securities Mortgage Loan Trust 2.41%, 12/25/2036, 1 mo. USD LIBOR + 0.150%(2)	197,526
631,138	Ellington Financial Mortgage Trust 2.21%, 01/25/2067(1)(3)	575,986
	Fannie Mae Connecticut Avenue Securities
421,859	5.26%, 07/25/2024, 1 mo. USD LIBOR + 3.000%(2)	427,501
87,890	7.16%, 11/25/2024, 1 mo. USD LIBOR + 4.900%(2)	90,956
71,724	7.96%, 04/25/2028, 1 mo. USD LIBOR + 5.700%(2)	75,038
33,776	8.26%, 09/25/2028, 1 mo. USD LIBOR + 6.000%(2)	35,203
123,712	GreenPoint Mortgage Funding Trust 2.04%, 10/25/2045, 12 mo. USD MTA + 1.400%(2)	99,629
255,658	GSR Mortgage Loan Trust 3.32%, 10/25/2035(3)	159,221
293,959	HarborView Mortgage Loan Trust 2.31%, 01/19/2038, 1 mo. USD LIBOR + 0.190%(2)	264,113
1,474,908	IndyMac Index Mortgage Loan Trust 2.84%, 01/25/2036, 1 mo. USD LIBOR + 0.580%(2)	1,055,019
331,731	JP Morgan Mortgage Trust 3.19%, 01/25/2037(3)	289,934
	MASTR Adjustable Rate Mortgages Trust
735,003	2.74%, 05/25/2037, 1 mo. USD LIBOR + 0.480%(2)	346,166
3,287	3.43%, 11/21/2034(3)	3,137
1,228,821	New Residential Mortgage Loan Trust 2.28%, 01/25/2026(1)(3)	1,103,226
1,111,102	Onslow Bay Financial LLC 2.31%, 11/25/2061(1)(3)	1,017,269
160,376	Preston Ridge Partners Mortgage Trust LLC 2.36%, 11/25/2025(1)(4)	153,643
	Residential Funding Mortgage Securities, Inc.
79,123	4.04%, 02/25/2036(3)	70,572
172,336	6.00%, 07/25/2037	145,876
284,003	Structured Adjustable Rate Mortgage Loan Trust 3.01%, 06/25/2035(3)	228,480
566,787	Towd Point Mortgage Trust 2.16%, 01/25/2052(1)(3)	557,812
	Verus Securitization Trust
1,095,549	0.94%, 07/25/2066(1)(3)	985,577
844,840	2.72%, 01/25/2067(1)(4)	782,788
	Washington Mutual Mortgage Pass-Through Certificates Trust
423,043	1.47%, 11/25/2046, 12 mo. USD MTA + 0.830%(2)	359,712
221,091	3.10%, 06/25/2044, 1 mo. USD LIBOR + 0.840%(2)	207,378
		14,701,528
	Total Asset & Commercial Mortgage-Backed Securities (cost $23,299,083)	$ 21,554,050

102

The Hartford Inflation Plus Fund
Schedule of Investments – (continued)
July 31, 2022  (Unaudited)

Shares or Principal Amount		Market Value†
CONVERTIBLE BONDS - 0.1%
	Mining - 0.1%
$ 790,000	Endeavour Mining Corp. 3.00%, 02/15/2023(1)(6)	$ 807,483
	Total Convertible Bonds (cost $833,439)	$ 807,483
CORPORATE BONDS - 1.9%
	Commercial Services - 0.0%
225,000	Nielsen Finance LLC / Nielsen Finance Co. 4.50%, 07/15/2029(1)	$ 211,446
	Construction Materials - 0.3%
1,240,000	Builders FirstSource, Inc. 5.00%, 03/01/2030(1)	1,148,219
	Standard Industries, Inc.
84,000	3.38%, 01/15/2031(1)	68,304
566,000	4.38%, 07/15/2030(1)	494,390
		1,710,913
	Diversified Financial Services - 0.6%
1,015,000	Home Point Capital, Inc. 5.00%, 02/01/2026(1)	698,987
	Nationstar Mortgage Holdings, Inc.
80,000	5.13%, 12/15/2030(1)	66,519
720,000	5.75%, 11/15/2031(1)	602,100
1,070,000	PennyMac Financial Services, Inc. 4.25%, 02/15/2029(1)	874,725
1,050,000	United Wholesale Mortgage LLC 5.50%, 04/15/2029(1)	904,113
		3,146,444
	Engineering & Construction - 0.1%
245,000	TopBuild Corp. 3.63%, 03/15/2029(1)	221,426
	IT Services - 0.0%
115,000	Booz Allen Hamilton, Inc. 4.00%, 07/01/2029(1)	109,706
	Mining - 0.4%
	Anglo American Capital plc
325,000	2.63%, 09/10/2030(1)	275,368
490,000	2.88%, 03/17/2031(1)	416,381
1,485,000	5.63%, 04/01/2030(1)	1,529,393
		2,221,142
	Pharmaceuticals - 0.0%
50,000	Elanco Animal Health, Inc. 6.40%, 08/28/2028	51,125
	Pipelines - 0.2%
1,311,784	Galaxy Pipeline Assets Bidco Ltd. 2.94%, 09/30/2040(1)	1,101,914
	Retail - 0.2%
208,000	FirstCash, Inc. 4.63%, 09/01/2028(1)	186,068
	Gap, Inc.
505,000	3.63%, 10/01/2029(1)	370,392
935,000	3.88%, 10/01/2031(1)	673,200
		1,229,660
	Software - 0.1%
510,000	Black Knight InfoServ LLC 3.63%, 09/01/2028(1)	470,475
	Total Corporate Bonds (cost $12,012,754)	$ 10,474,251
FOREIGN GOVERNMENT OBLIGATIONS - 7.7%
	Angola - 0.1%
655,000	Angolan Government International Bond 9.13%, 11/26/2049(7)	$ 499,438
Shares or Principal Amount		Market Value†
FOREIGN GOVERNMENT OBLIGATIONS - 7.7% - (continued)
	Brazil - 0.8%
	Brazil Notas do Tesouro Nacional
BRL 4,376,390	6.00%, 08/15/2050(8)	$ 813,908
8,952,068	6.00%, 05/15/2055(8)	1,651,562
12,186,000	10.00%, 01/01/2029	2,074,837
		4,540,307
	Canada - 2.6%
CAD 10,018,845	Canadian Government Real Return Bond 4.00%, 12/01/2031(8)	10,291,076
5,028,788	Province of Ontario Canada 2.00%, 12/01/2036(8)	4,037,840
		14,328,916
	Chile - 0.1%
EUR 1,180,000	Chile Government International Bond 1.25%, 01/22/2051	715,169
	Colombia - 0.5%
	Colombia Government International Bond
1,860,000	3.88%, 03/22/2026	1,834,477
$ 685,000	3.88%, 02/15/2061	429,013
685,000	6.13%, 01/18/2041	574,017
		2,837,507
	Croatia - 0.1%
EUR 800,000	Croatia Government International Bond 1.50%, 06/17/2031(7)	733,951
	Egypt - 0.0%
$ 330,000	Egypt Government International Bond 7.90%, 02/21/2048(7)	184,932
	Gabon - 0.1%
630,000	Gabon Government International Bond 6.63%, 02/06/2031(7)	444,969
	Ghana - 0.1%
310,000	Ghana Government International Bond 10.75%, 10/14/2030(7)	249,587
	Hungary - 0.2%
EUR 1,420,000	Hungary Government International Bond 1.63%, 04/28/2032(7)	1,164,967
	Indonesia - 0.3%
	Indonesia Government International Bond
990,000	1.10%, 03/12/2033	747,574
1,050,000	1.40%, 10/30/2031	859,402
		1,606,976
	Ivory Coast - 0.1%
730,000	Ivory Coast Government International Bond 4.88%, 01/30/2032(7)	553,230
	Jordan - 0.1%
$ 265,000	Jordan Government International Bond 7.38%, 10/10/2047(7)	212,042
	Mexico - 0.3%
	Mexico Government International Bond
EUR 1,360,000	1.45%, 10/25/2033	1,007,463
370,000	3.63%, 04/09/2029	372,047
		1,379,510
	Morocco - 0.0%
$ 200,000	Morocco Government International Bond 4.00%, 12/15/2050(7)	134,500

103

The Hartford Inflation Plus Fund
Schedule of Investments – (continued)
July 31, 2022  (Unaudited)

Shares or Principal Amount		Market Value†
FOREIGN GOVERNMENT OBLIGATIONS - 7.7% - (continued)
	New Zealand - 0.4%
	New Zealand Government Bond
NZD 1,825,638	2.50%, 09/20/2035(7)(8)	$ 1,460,852
889,119	2.50%, 09/20/2040(7)(8)	607,435
		2,068,287
	North Macedonia - 0.3%
	North Macedonia Government International Bond
EUR 440,000	2.75%, 01/18/2025(7)	415,614
1,085,000	3.68%, 06/03/2026(1)	1,017,438
		1,433,052
	Panama - 0.2%
$ 1,520,000	Panama Government International Bond 4.50%, 04/01/2056	1,230,628
	Romania - 0.3%
	Romanian Government International Bond
EUR 1,417,000	2.12%, 07/16/2031(7)	1,085,433
100,000	2.75%, 04/14/2041(1)	64,835
332,000	3.62%, 05/26/2030(1)	294,363
		1,444,631
	Russia - 0.0%
RUB 270,120,000	Russian Federal Bond - OFZ 7.65%, 04/10/2030(9)(10)	—
361,944,329	Russian Federal Inflation Linked Bond - OFZ 2.50%, 02/02/2028(8)(9)(10)(11)	—
		—
	Saudi Arabia - 0.1%
EUR 800,000	Saudi Government International Bond 2.00%, 07/09/2039(7)	662,861
	Senegal - 0.0%
$ 200,000	Senegal Government International Bond 6.75%, 03/13/2048(7)	141,204
	Serbia - 0.1%
EUR 655,000	Serbia International Bond 1.65%, 03/03/2033(1)	437,146
	South Korea - 0.9%
KRW 6,409,868,360	Inflation Linked Korea Treasury Bond 1.13%, 06/10/2030(8)	5,006,142
	Total Foreign Government Obligations (cost $60,952,302)	$ 42,009,952
SENIOR FLOATING RATE INTERESTS - 5.0%(12)
	Advertising - 0.1%
$ 325,000	ABG Intermediate Holdings 2 LLC 5.93%, 12/21/2028, 1 mo. USD SOFR + 3.500%	$ 312,812
	Aerospace/Defense - 0.1%
197,756	Spirit Aerosystems, Inc. 6.12%, 01/15/2025, 1 mo. USD LIBOR + 3.750%	193,603
570,295	TransDigm, Inc. 4.62%, 12/09/2025, 1 mo. USD LIBOR + 2.250%	553,010
		746,613
	Airlines - 0.1%
110,000	Air Canada 4.25%, 08/11/2028, 1 mo. USD LIBOR + 3.500%	105,718
Shares or Principal Amount		Market Value†
SENIOR FLOATING RATE INTERESTS - 5.0%(12) - (continued)
	Airlines - 0.1% - (continued)
$ 180,000	Mileage Plus Holdings LLC 7.31%, 06/21/2027, 1 mo. USD LIBOR + 5.250%	$ 181,312
245,000	SkyMiles IP Ltd. 6.46%, 10/20/2027, 3 mo. USD LIBOR + 3.750%	247,266
		534,296
	Auto Parts & Equipment - 0.1%
118,800	Adient U.S. LLC 5.62%, 04/10/2028, 1 mo. USD LIBOR + 3.250%	114,902
169,360	Clarios Global L.P. 5.62%, 04/30/2026, 1 mo. USD LIBOR + 3.250%	162,677
158,068	First Brands Group LLC 8.37%, 03/30/2027, 1 mo. USD LIBOR + 5.000%	150,086
		427,665
	Chemicals - 0.1%
193,288	Axalta Coating Systems U.S. Holdings, Inc. 4.00%, 06/01/2024, 3 mo. USD LIBOR + 1.750%	191,597
298,500	Diamond (BC) B.V. 5.55%, 09/29/2028, 1 mo. USD LIBOR + 2.750%	284,321
		475,918
	Commercial Services - 0.4%
198,500	APX Group, Inc. 5.66%, 07/10/2028, 1 mo. USD LIBOR + 3.500%	186,441
EUR 290,000	Boels Topholding B.V. 3.25%, 02/06/2027, 3 mo. EURIBOR + 3.250%	283,469
$ 114,425	PECF USS Intermediate Holding III Corp. 6.62%, 12/15/2028, 1 mo. USD LIBOR + 4.250%	104,413
319,483	Trans Union LLC 4.12%, 11/16/2026, 1 mo. USD LIBOR + 1.750%	308,017
466,813	United Rentals, Inc. 4.12%, 10/31/2025, 3 mo. USD LIBOR + 1.750%	465,645
EUR 430,000	Verisure Holding AB 3.75%, 07/20/2026, 3 mo. EURIBOR + 3.250%	414,651
$ 399,938	WEX, Inc. 4.62%, 03/31/2028, 1 mo. USD LIBOR + 2.250%	391,251
179,550	WW International, Inc. 5.88%, 04/13/2028, 1 mo. USD LIBOR + 3.500%	133,204
		2,287,091
	Construction Materials - 0.2%
99,500	Chamberlain Group, Inc. 5.87%, 11/03/2028, 1 mo. USD LIBOR + 3.500%	92,452
273,700	Ingersoll-Rand Services Co. 4.18%, 03/01/2027, 1 mo. USD LIBOR + 1.750%	267,977
234,672	Quikrete Holdings, Inc. 5.00%, 02/01/2027, 1 mo. USD LIBOR + 2.625%	221,373
244,571	Standard Industries, Inc. 3.79%, 09/22/2028, 1 mo. USD LIBOR + 2.500%	239,986
248,750	Zurn Holdings, Inc. 4.62%, 10/04/2028, 1 mo. USD LIBOR + 2.250%	245,071
		1,066,859
	Distribution/Wholesale - 0.3%
474,580	American Builders & Contractors Supply Co., Inc. 4.37%, 01/15/2027, 1 mo. USD LIBOR + 2.000%	462,915

104

The Hartford Inflation Plus Fund
Schedule of Investments – (continued)
July 31, 2022  (Unaudited)

Shares or Principal Amount		Market Value†
SENIOR FLOATING RATE INTERESTS - 5.0%(12) - (continued)
	Distribution/Wholesale - 0.3% - (continued)
$ 665,769	Core & Main L.P. 4.95%, 07/27/2028, 1 mo. USD LIBOR + 2.500%	$ 641,428
294,634	Univar Solutions USA, Inc. 4.12%, 06/03/2028, 1 mo. USD LIBOR + 1.750%	288,326
		1,392,669
	Diversified Financial Services - 0.2%
215,762	Blackhawk Network Holdings, Inc. 5.05%, 06/15/2025, 3 mo. USD LIBOR + 3.000%	206,863
350,000	Delos Finance S.a.r.l. 4.00%, 10/06/2023, 3 mo. USD LIBOR + 1.750%	349,125
411,399	Fleetcor Technologies Operating Co. LLC 4.12%, 04/28/2028, 1 mo. USD LIBOR + 1.750%	400,542
192,150	Russell Investments U.S. Inst'l Holdco, Inc. 5.00%, 05/30/2025, 1 mo. USD LIBOR + 3.500%	180,321
		1,136,851
	Electric - 0.0%
115,309	ExGen Renewables IV LLC 4.08%, 12/15/2027, 1 mo. USD LIBOR + 2.500%	112,666
	Electrical Components & Equipment - 0.0%
98,500	Energizer Holdings, Inc. 4.50%, 12/22/2027, 1 mo. USD LIBOR + 2.250%	94,314
	Electronics - 0.0%
260,000	II-VI, Inc. 4.46%, 07/02/2029, 1 mo. USD LIBOR + 2.750%	252,416
	Engineering & Construction - 0.1%
197,995	Brown Group Holding LLC 4.87%, 06/07/2028, 1 mo. USD LIBOR + 2.500%	190,216
99,500	Fluidra S.A. 4.43%, 01/29/2029, 1 mo. USD SOFR + 2.000%	96,142
		286,358
	Entertainment - 0.1%
	Crown Finance U.S., Inc.
103,959	4.00%, 02/28/2025, 1 mo. USD LIBOR + 2.500%	66,263
4,539	10.08%, 02/28/2025, 1 mo. USD LIBOR + 8.250%	4,732
200,000	Delta (LUX) S.a.r.l. 4.87%, 02/01/2024, 3 mo. USD LIBOR + 2.500%	197,572
199,219	Golden Entertainment, Inc. 5.30%, 10/21/2024, 3 mo. USD LIBOR + 3.000%	195,733
129,992	NASCAR Holdings, Inc. 4.87%, 10/19/2026, 3 mo. USD LIBOR + 2.500%	127,718
205,000	Scientific Games International, Inc. 5.04%, 04/14/2029, 1 mo. USD SOFR + 3.000%	200,131
272	UFC Holdings LLC 5.52%, 04/29/2026, 1 mo. USD LIBOR + 2.750%	263
		792,412
	Environmental Control - 0.1%
	Clean Harbors, Inc.
142,500	4.12%, 06/28/2024, 3 mo. USD LIBOR + 1.750%	141,498
Shares or Principal Amount		Market Value†
SENIOR FLOATING RATE INTERESTS - 5.0%(12) - (continued)
	Environmental Control - 0.1% - (continued)
$ 343,275	4.37%, 10/08/2028, 1 mo. USD LIBOR + 2.000%	$ 340,059
139,674	Covanta Holding Corp. 4.87%, 11/30/2028, 1 mo. USD LIBOR + 2.500%	136,357
		617,914
	Food - 0.2%
249,375	CHG PPC Parent LLC 5.38%, 12/08/2028, 1 mo. USD LIBOR + 3.000%	240,023
156,800	Froneri International Ltd. 4.62%, 01/29/2027, 1 mo. USD LIBOR + 2.250%	150,161
	U.S. Foods, Inc.
209,576	3.57%, 09/13/2026, 3 mo. USD LIBOR + 2.000%	203,622
238,800	4.32%, 11/22/2028, 1 mo. USD LIBOR + 2.750%	233,055
		826,861
	Food Service - 0.1%
	Aramark Services, Inc.
218,266	4.12%, 03/11/2025, 1 mo. USD LIBOR + 1.750%	211,672
93,250	4.12%, 01/15/2027, 1 mo. USD LIBOR + 1.750%	89,481
		301,153
	Gas - 0.1%
368,600	UGI Energy Services LLC 6.12%, 08/13/2026, 1 mo. USD LIBOR + 3.750%	361,844
	Healthcare - Products - 0.2%
398,201	Avantor Funding, Inc. 4.62%, 11/08/2027, 1 mo. USD LIBOR + 2.250%	390,014
364,088	Medline Borrower LP 5.62%, 10/23/2028, 1 mo. USD LIBOR + 3.250%	347,136
161,308	Sunshine Luxembourg S.a.r.l. 6.00%, 10/01/2026, 1 mo. USD LIBOR + 3.750%	153,748
		890,898
	Healthcare - Services - 0.2%
EUR 300,000	Biogroup-LCD 2.75%, 02/09/2028, 3 mo. EURIBOR + 3.000%	281,129
$ 197,995	Catalent Pharma Solutions, Inc. 4.25%, 02/22/2028, 1 mo. USD LIBOR + 2.000%	194,679
83,488	ICON Luxembourg S.a.r.l. 4.56%, 07/03/2028, 1 mo. USD LIBOR + 2.250%	81,877
	IQVIA, Inc.
EUR 147,774	2.00%, 06/11/2025, 1 mo. EURIBOR + 2.000%	145,893
$ 254,025	4.12%, 03/07/2024, 1 mo. USD LIBOR + 1.750%	252,882
		956,460
	Home Builders - 0.0%
154,225	Installed Building Products, Inc. 4.62%, 12/14/2028, 1 mo. USD LIBOR + 2.250%	152,057
	Insurance - 0.3%
230,525	Acrisure LLC 5.87%, 02/15/2027, 1 mo. USD LIBOR + 3.500%	218,794

105

The Hartford Inflation Plus Fund
Schedule of Investments – (continued)
July 31, 2022  (Unaudited)

Shares or Principal Amount		Market Value†
SENIOR FLOATING RATE INTERESTS - 5.0%(12) - (continued)
	Insurance - 0.3% - (continued)
	Asurion LLC
$ 362,582	5.50%, 11/03/2023, 1 mo. USD LIBOR + 3.125%	$ 355,914
204,986	5.62%, 12/23/2026, 1 mo. USD LIBOR + 3.250%	192,260
304,110	Hub International Ltd. 5.77%, 04/25/2025, 1 mo. USD LIBOR + 3.000%	296,039
	Sedgwick Claims Management Services, Inc.
173,700	5.62%, 12/31/2025, 3 mo. USD LIBOR + 3.250%	167,973
48,250	6.62%, 09/03/2026, 1 mo. USD LIBOR + 4.250%	46,947
238,125	USI, Inc. 5.25%, 05/16/2024, 3 mo. USD LIBOR + 3.000%	233,734
		1,511,661
	Internet - 0.1%
EUR 130,000	Adevinta ASA 3.25%, 06/26/2028, 3 mo. EURIBOR + 3.000%	127,399
$ 211,459	Go Daddy Operating Co. LLC 4.12%, 02/15/2024, 1 mo. USD LIBOR + 1.750%	208,816
329,872	MH Sub LLC 6.12%, 09/13/2024, 1 mo. USD LIBOR + 3.750%	319,837
		656,052
	Investment Company Security - 0.0%
79,290	FinCo LLC 4.87%, 06/27/2025, 1 mo. USD LIBOR + 2.500%	78,398
	IT Services - 0.1%
179,378	Peraton Corp. 6.12%, 02/01/2028, 1 mo. USD LIBOR + 3.750%	174,110
137,679	Science Applications International Corp. 4.30%, 10/31/2025, 1 mo. USD LIBOR + 1.875%	137,270
242,697	Tempo Acquisition LLC 5.33%, 08/31/2028, 1 mo. USD SOFR + 3.000%	237,175
		548,555
	Leisure Time - 0.2%
	Carnival Corp.
462,809	5.88%, 06/30/2025, 1 mo. USD LIBOR + 3.000%	439,835
164,175	6.13%, 10/18/2028, 1 mo. USD LIBOR + 3.250%	152,067
306,900	Hayward Industries, Inc. 4.87%, 05/30/2028, 1 mo. USD LIBOR + 2.500%	292,322
128,700	MajorDrive Holdings LLC 5.63%, 06/01/2028, 1 mo. USD LIBOR + 4.000%	117,761
125,000	Penn National Gaming, Inc. 5.18%, 05/03/2029, 3 mo. USD LIBOR + 2.750%	122,070
		1,124,055
	Lodging - 0.2%
	Caesars Resort Collection LLC
425,129	5.12%, 12/23/2024, 3 mo. USD LIBOR + 2.750%	415,032
154,962	5.87%, 07/21/2025, 1 mo. USD LIBOR + 3.500%	151,595
Shares or Principal Amount		Market Value†
SENIOR FLOATING RATE INTERESTS - 5.0%(12) - (continued)
	Lodging - 0.2% - (continued)
$ 120,708	Four Seasons Hotels Ltd. 4.37%, 11/30/2023, 3 mo. USD LIBOR + 2.000%	$ 119,708
146,601	Station Casinos LLC 4.63%, 02/08/2027, 1 mo. USD LIBOR + 2.250%	142,515
		828,850
	Media - 0.2%
380,083	Charter Communications Operating LLC 4.13%, 02/01/2027, 1 mo. USD LIBOR + 1.750%	367,176
286,027	CSC Holdings LLC 4.25%, 07/17/2025, 3 mo. USD LIBOR + 2.250%	275,180
311,432	Gray Television, Inc. 4.21%, 01/02/2026, 3 mo. USD LIBOR + 2.500%	302,818
300,000	Virgin Media Bristol LLC 4.50%, 01/31/2028, 1 mo. USD LIBOR + 2.500%	292,083
		1,237,257
	Miscellaneous Manufacturing - 0.0%
EUR 197,643	CeramTec AcquiCo GmbH 3.75%, 02/02/2029, 3 mo. EURIBOR + 3.750%	187,230
	Oil & Gas - 0.0%
$ 129,350	Southwestern Energy Co. 4.70%, 06/22/2027, 1 mo. USD SOFR + 2.500%	127,571
	Packaging & Containers - 0.1%
176,040	Berry Global, Inc. 4.18%, 07/01/2026, 1 mo. USD LIBOR + 1.750%	172,886
175,000	Clydesdale Acquisition Holdings, Inc. 6.60%, 04/13/2029, 1 mo. USD LIBOR + 4.250%	167,781
		340,667
	Pharmaceuticals - 0.2%
423,420	Change Healthcare Holdings LLC 4.87%, 03/01/2024, 1 mo. USD LIBOR + 2.500%	417,467
215,547	Elanco Animal Health, Inc. 3.46%, 08/01/2027, 1 mo. USD LIBOR + 1.750%	208,171
20,801	ICON Luxembourg S.a.r.l. 4.56%, 07/03/2028, 1 mo. USD LIBOR + 2.250%	20,400
183,150	Jazz Financing Lux S.a.r.l. 5.87%, 05/05/2028, 1 mo. USD LIBOR + 3.500%	178,648
176,858	Organon & Co. 4.63%, 06/02/2028, 1 mo. USD LIBOR + 3.000%	173,542
244,496	Pathway Vet Alliance LLC 6.00%, 03/31/2027, 1 mo. USD LIBOR + 3.750%	230,131
		1,228,359
	Pipelines - 0.1%
54,336	BCP Renaissance Parent LLC 5.75%, 10/31/2024, 3 mo. USD LIBOR + 3.500%	53,068
119,798	DT Midstream, Inc. 4.37%, 06/26/2028, 1 mo. USD LIBOR + 2.000%	119,798

106

The Hartford Inflation Plus Fund
Schedule of Investments – (continued)
July 31, 2022  (Unaudited)

Shares or Principal Amount		Market Value†
SENIOR FLOATING RATE INTERESTS - 5.0%(12) - (continued)
	Pipelines - 0.1% - (continued)
$ 101,063	NorthRiver Midstream Finance L.P. 5.53%, 10/01/2025, 3 mo. USD LIBOR + 3.250%	$ 99,728
139,300	Oryx Midstream Services Permian Basin LLC 4.71%, 10/05/2028, 1 mo. USD LIBOR + 3.250%	135,394
		407,988
	Retail - 0.3%
451,064	B.C. Unlimited Liability Co. 4.12%, 11/19/2026, 1 mo. USD LIBOR + 1.750%	436,828
206,686	Beacon Roofing Supply, Inc. 4.62%, 05/19/2028, 1 mo. USD LIBOR + 2.250%	198,792
156,616	Great Outdoors Group LLC 6.12%, 03/06/2028, 1 mo. USD LIBOR + 3.750%	142,912
162,525	IRB Holding Corp. 4.84%, 12/15/2027, 1 mo. USD SOFR + 3.000%	155,617
328,818	KFC Holding Co. 3.91%, 03/15/2028, 1 mo. USD LIBOR + 1.750%	325,941
156,048	LBM Acquisition LLC 7.12%, 12/17/2027, 1 mo. USD LIBOR + 3.750%	133,896
247,503	Pilot Travel Centers LLC 4.43%, 08/04/2028, 1 mo. USD LIBOR + 2.000%	242,244
152,828	SRS Distribution, Inc. 6.31%, 06/02/2028, 1 mo. USD LIBOR + 3.500%	145,378
		1,781,608
	Semiconductors - 0.1%
195,000	Entegris, Inc. 5.54%, 07/06/2029, 3 mo. USD LIBOR + 3.000%	192,237
300,000	MKS Instruments, Inc. 0.00%, 04/08/2029(13)	293,250
68,256	ON Semiconductor Corp. 4.37%, 09/19/2026, 1 mo. USD LIBOR + 2.000%	67,963
		553,450
	Software - 0.3%
315,478	Dun & Bradstreet Corp. 5.55%, 02/06/2026, 1 mo. USD LIBOR + 3.250%	306,540
149,085	Finastra USA, Inc. 6.87%, 06/13/2024, 3 mo. USD LIBOR + 3.500%	138,938
294,643	Hyland Software, Inc. 5.87%, 07/01/2024, 1 mo. USD LIBOR + 3.500%	288,659
213,388	Polaris Newco LLC 6.37%, 06/02/2028, 1 mo. USD LIBOR + 4.000%	202,332
66,901	Seattle Spinco, Inc. 5.12%, 06/21/2024, 3 mo. USD LIBOR + 2.750%	62,050
295,965	SS&C Technologies, Inc. 4.12%, 04/16/2025, 1 mo. USD LIBOR + 1.750%	288,812
241,233	Ultimate Software Group, Inc. 6.12%, 05/04/2026, 3 mo. USD LIBOR + 3.750%	234,298
49,412	Verint Systems, Inc. 3.80%, 06/28/2024, 3 mo. USD LIBOR + 2.000%	48,424
		1,570,053
	Telecommunications - 0.1%
199,417	Altice France S.A. 6.20%, 01/31/2026, 3 mo. USD LIBOR + 3.688%	187,764
Shares or Principal Amount		Market Value†
SENIOR FLOATING RATE INTERESTS - 5.0%(12) - (continued)
	Telecommunications - 0.1% - (continued)
$ 252,996	Level 3 Financing, Inc. 4.12%, 03/01/2027, 1 mo. USD LIBOR + 1.750%	$ 242,876
EUR 275,000	Lorca Finco plc 4.00%, 09/17/2027, 3 mo. EURIBOR + 3.750%	266,541
		697,181
	Transportation - 0.0%
$ 229,160	First Student Bidco, Inc. 5.23%, 07/21/2028, 1 mo. USD LIBOR + 3.000%	212,289
	Total Senior Floating Rate Interests (cost $28,160,044)	$ 27,117,351
U.S. GOVERNMENT AGENCIES - 2.2%
	Mortgage-Backed Agencies - 2.2%
	FHLMC - 0.3%
6,406,525	0.85%, 11/25/2030(3)(5)	$ 357,366
962,720	0.88%, 11/25/2030(3)(5)	55,533
1,742,999	1.02%, 10/25/2030(3)(5)	114,207
5,217,443	1.12%, 06/25/2030(3)(5)	368,951
33,923	3.51%, 01/25/2051, 3 mo. USD SOFR + 2.000%(1)(2)	31,863
693,394	4.31%, 07/25/2049, 1 mo. USD LIBOR + 2.050%(1)(2)	695,488
		1,623,408
	UMBS - 1.9%
5,182,000	3.50%, 08/11/2052(14)	5,134,943
5,180,000	3.50%, 09/14/2052(14)	5,117,080
		10,252,023
	Total U.S. Government Agencies (cost $11,704,567)	$ 11,875,431
U.S. GOVERNMENT SECURITIES - 79.3%
	U.S. Treasury Securities - 79.3%
	U.S. Treasury Bonds - 2.3%
2,966,317	0.25%, 02/15/2050(8)	$ 2,569,920
1,148,020	0.63%, 02/15/2043(8)	1,096,807
4,808,000	1.13%, 08/15/2040	3,443,918
1,360,000	2.50%, 02/15/2045	1,191,487
4,370,000	2.88%, 05/15/2052(15)	4,281,917
		12,584,049
	U.S. Treasury Notes - 77.0%
53,681,571	0.13%, 04/15/2025(8)	54,038,049
26,144,234	0.13%, 04/15/2026(8)	26,312,401
11,300,037	0.13%, 07/15/2026(8)	11,427,751
39,264,696	0.13%, 10/15/2026(8)	39,697,605
5,966,026	0.13%, 04/15/2027(8)(16)	6,014,266
12,926,310	0.13%, 01/15/2030(8)	12,939,564
20,171,628	0.13%, 07/15/2030(8)	20,241,559
22,758,806	0.13%, 07/15/2031(8)	22,788,144
13,855,882	0.13%, 01/15/2032(8)	13,799,953
32,424,185	0.25%, 07/15/2029(8)	32,904,849
11,311,820	0.38%, 07/15/2027(8)	11,587,325
5,899,159	0.50%, 01/15/2028(8)	6,041,798
87,342,612	0.63%, 01/15/2026(8)	89,556,884
68,268,424	0.88%, 01/15/2029(8)	71,711,180
		419,061,328
	Total U.S. Government Securities (cost $443,843,306)	$ 431,645,377
	Total Long-Term Investments (Cost $580,805,495)	$ 545,483,895

107

The Hartford Inflation Plus Fund
Schedule of Investments – (continued)
July 31, 2022  (Unaudited)

Shares or Principal Amount			Market Value†
SHORT-TERM INVESTMENTS - 0.1%
	Repurchase Agreements - 0.1%
$ 348,217	Fixed Income Clearing Corp. Repurchase Agreement dated 07/29/2022 at 2.230%, due on 08/01/2022 with a maturity value of $348,282; collateralized by U.S. Treasury Note at 0.625%, maturing 07/15/2032, with a market value of $355,266		$ 348,217
	Securities Lending Collateral - 0.0%
50,175	Goldman Sachs Financial Square Funds, Government Fund, Institutional Class, 2.06%(17)		50,175
35,522	HSBC US Government Money Market Fund, 2.18%(17)		35,522
16,290	Invesco Government & Agency Portfolio, Institutional Class, 2.12%(17)		16,290
			101,987
	Total Short-Term Investments (cost $450,204)		$ 450,204
	Total Investments (cost $581,255,699)	100.3%	$ 545,934,099
	Other Assets and Liabilities	(0.3)%	(1,619,024)
	Total Net Assets	100.0%	$ 544,315,075
Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.
The Fund may refer to any one or more of the industry classifications used by one or more widely recognized market indices, ratings group and/or as defined by Fund management. Industry classifications may not be identical across all security types.
For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
See “Glossary” for abbreviation descriptions.

(1)	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions that are exempt from registration (typically only to qualified institutional buyers) or in a public offering registered under the Securities Act of 1933. At July 31, 2022, the aggregate value of these securities was $27,901,345, representing 5.1% of net assets.
(2)	Variable rate securities; the rate reported is the coupon rate in effect at July 31, 2022. Base lending rates may be subject to a floor or cap.
(3)	Variable or floating rate security, which interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.
(4)	Security is a “step-up” bond where coupon increases or steps up at a predetermined date. Rate shown is current coupon rate.
(5)	Securities disclosed are interest-only strips.
(6)	Represents entire or partial securities on loan.
(7)	Security is exempt from registration under Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At July 31, 2022, the aggregate value of these securities was $8,551,015, representing 1.6% of net assets.
(8)	The principal amount for these securities are adjusted for inflation and the interest payments equal a fixed percentage of the inflation-adjusted principal amount.
(9)	These securities are valued in good faith at fair value as determined under policies and procedures established by and under the supervision of the Board of Directors. At July 31, 2022, the aggregate fair value of these securities are $0, which represented 0.0% of total net assets. This amount excludes securities that are principally traded in certain foreign markets and whose prices are adjusted pursuant to a third party pricing service methodology approved by the Board of Directors.
(10)	Investment valued using significant unobservable inputs.
(11)	Non-income producing. For long-term debt securities, items identified are in default as to payment of interest and/or principal.
(12)	Senior floating rate interests generally pay interest rates which are periodically adjusted by reference to a base short-term, floating lending rate plus a premium. The base lending rates are primarily the LIBOR, and secondarily the prime rate offered by one or more major United States banks (the "Prime Rate") and the certificate of deposit rate or other base lending rates used by commercial lenders. Senior floating rate interests often require prepayments from excess cash flows or permit the borrower to repay at its election. The rate at which the borrower repays cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. Base lending rates may be subject to a floor or cap. Unless otherwise noted, the interest rate disclosed for these securities represents the rate in effect as of July 31, 2022.
(13)	Represents an unsettled loan commitment. The coupon rate will be determined at time of settlement.
(14)	Represents or includes a TBA transaction.
(15)	All, or a portion of the security, was pledged as collateral in connection with futures contracts. As of July 31, 2022, the market value of securities pledged was $2,939,531.
(16)	All, or a portion of the security, was pledged as collateral in connection with centrally cleared swap contracts. As of July 31, 2022, the market value of securities pledged was $3,225,875.
(17)	Current yield as of period end.

Futures Contracts Outstanding at July 31, 2022
Description	Number of Contracts	Expiration Date	Current Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Long position contracts:
Australian 10-Year Bond Future	43	09/15/2022	$ 3,754,542	$ 178,519
Canadian 10-Year Bond Future	107	09/20/2022	10,900,121	567,515
U.S. Treasury 10-Year Note Future	570	09/21/2022	69,050,156	643,524
108

The Hartford Inflation Plus Fund
Schedule of Investments – (continued)
July 31, 2022  (Unaudited)

Futures Contracts Outstanding at July 31, 2022 – (continued)
Description	Number of Contracts	Expiration Date	Current Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Long position contracts – (continued):
U.S. Treasury Ultra Bond Future	29	09/21/2022	$ 4,591,063	$ 28,315
Total				$ 1,417,873
Short position contracts:
Euro BUXL 30-Year Bond Future	51	09/08/2022	$ 9,684,739	$ (791,737)
Euro-BUND Future	66	09/08/2022	10,633,650	(484,353)
Euro-Schatz Future	277	09/08/2022	31,180,074	(207,722)
Long Gilt Future	46	09/28/2022	6,620,301	(158,673)
U.S. Treasury 2-Year Note Future	482	09/30/2022	101,442,172	(491,257)
U.S. Treasury 5-Year Note Future	518	09/30/2022	58,910,360	(698,547)
U.S. Treasury 10-Year Ultra Future	26	09/21/2022	3,412,500	(46,918)
U.S. Treasury Long Bond Future	85	09/21/2022	12,240,000	(362,966)
Total				$ (3,242,173)
Total futures contracts				$ (1,824,300)

OTC Interest Rate Swap Contracts Outstanding at July 31, 2022
Counterparty	Payments made by Fund	Payments received by Fund	Notional Amount		Expiration Date	Periodic Payment Frequency	Upfront Premiums Paid	Upfront Premiums Received	Value†	Unrealized Appreciation/ (Depreciation)
BOA	2.12% Fixed	CPURNSA	USD	8,580,000	01/15/2024	At Maturity	$ —	$ —	$ 688,502	$ 688,502
BOA	1.24% Fixed	CPURNSA	USD	6,050,000	01/15/2029	At Maturity	—	—	1,265,501	1,265,501
CBK	2.84% Fixed	CPURNSA	USD	15,300,000	01/15/2027	At Maturity	—	—	666,071	666,071
CBK	2.83% Fixed	CPURNSA	USD	6,600,000	04/15/2026	At Maturity	—	—	551,170	551,170
CBK	2.60% Fixed	CPURNSA	USD	18,520,000	01/15/2031	At Maturity	—	—	1,873,327	1,873,327
Total OTC interest rate swap contracts							$ —	$ —	$ 5,044,571	$ 5,044,571

OTC Total Return Swap Contracts Outstanding at July 31, 2022
Reference Entity	Counter- party	Notional Amount		Payments received (paid) by the Fund	Expiration Date	Periodic Payment Frequency	Upfront Premiums Paid	Upfront Premiums Received	Market Value†	Unrealized Appreciation/ Depreciation
iBoxx USD Liquide High Yield	MSC	USD	5,740,000	(2.10%)	03/20/2023	At Maturity	$ —	$ —	$ 25,946	$ 25,946
iBoxx USD Liquide High Yield	MSC	USD	2,880,000	(2.10%)	03/20/2023	At Maturity	—	—	(20,926)	(20,926)
iBoxx USD Liquide High Yield	GSC	USD	875,000	(2.23%)	03/20/2023	At Maturity	—	—	(262)	(262)
Total OTC total return swap contracts							$ —	$ —	$ 4,758	$ 4,758

Centrally Cleared Credit Default Swap Contracts Outstanding at July 31, 2022
Reference Entity	Notional Amount(1)		(Pay)/Receive Fixed Rate	Expiration Date	Periodic Payment Frequency	Cost Basis	Value†	Unrealized Appreciation/ (Depreciation)
Credit default swaps on indices:
Sell protection:
CDX.NA.HY.38.V2	USD	8,023,950	5.00%	06/20/2027	Quarterly	$ 72,450	$ 139,987	$ 67,537
Total						$ 72,450	$ 139,987	$ 67,537
Credit default swaps on single-name issues:
Buy protection:
Brazil Republic	USD	4,672,000	(1.00%)	06/20/2027	Quarterly	$ 260,156	$ 339,809	$ 79,653
Total						$ 260,156	$ 339,809	$ 79,653
Total centrally cleared credit default swap contracts						$ 332,606	$ 479,796	$ 147,190

(1)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

109

The Hartford Inflation Plus Fund
Schedule of Investments – (continued)
July 31, 2022  (Unaudited)

Centrally Cleared Interest Rate Swap Contracts Outstanding at July 31, 2022
Payments made by Fund	Payments received by Fund	Notional Amount		Expiration Date	Periodic Payment Frequency	Upfront Premiums Paid	Upfront Premiums Received	Value†	Unrealized Appreciation/ (Depreciation)
0.94% Fixed	12 Mo. Federal Funds Rate	USD	13,439,000	08/22/2024	Annual	$ —	$ —	$ 450,682	$ 450,682
1.03% Fixed	12 Mo. Federal Funds Rate	USD	9,012,000	09/06/2026	Annual	—	—	466,590	466,590
1.00% Fixed	12 Mo. Federal Funds Rate	USD	3,322,000	09/29/2026	Annual	41,930	—	181,303	139,373
MXN-TIIE-Banxico-Bloomberg	6.91% Fixed	MXN	147,390,000	09/03/2031	Lunar	—	(273)	(597,321)	(597,048)
Total centrally cleared interest rate swaps contracts						$ 41,930	$ (273)	$ 501,254	$ 459,597

Bond Forward Contracts Outstanding at July 31, 2022
Counterparty	Reference Obligation	Notional Amount		Expiration Date	Unrealized Appreciation/ (Depreciation)
MSC	U.S. Treasury Bonds, 0.13%, 04/15/2025(1)	USD	14,155,394	04/15/2025	$52,579
GSC	U.S. Treasury Bonds, 0.50%, 04/15/2024(1)	USD	31,519,554	04/15/2024	67,659
MSC	U.S. Treasury Bonds, 0.63%, 01/15/2026(1)	USD	14,233,783	01/15/2026	69,379
MSC	U.S. Treasury Bonds, 0.75%, 07/15/2028(1)	USD	3,327,403	07/15/2028	25,900
Total Bond Forward Contracts					$215,517

(1)	The principal amount for these securities are adjusted for inflation and the interest payments equal a fixed percentage of the inflation-adjusted principal amount.

Foreign Currency Contracts Outstanding at July 31, 2022
Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Counterparty	Settlement Date	Appreciation/ (Depreciation)
4,565,000	BRL	838,415	USD	MSC	08/02/2022	$ 43,341
1,143,000	BRL	216,518	USD	CBK	08/02/2022	4,259
1,143,000	BRL	213,047	USD	MSC	09/02/2022	5,688
754,800,000	JPY	5,554,023	USD	MSC	08/31/2022	118,960
114,665,000	MXN	5,550,715	USD	CBK	08/31/2022	42,564
78,770,000	NOK	7,934,046	USD	BOA	08/31/2022	222,283
162,000	ZAR	9,639	USD	BCLY	08/31/2022	73
5,308,202	USD	28,022,000	BRL	CBK	08/02/2022	(104,406)
4,372,227	USD	23,457,000	BRL	MSC	09/02/2022	(116,735)
13,623,466	USD	17,544,000	CAD	RBC	08/31/2022	(76,341)
13,930,789	USD	13,625,603	EUR	DEUT	08/31/2022	(24,999)
4,692,007	USD	6,156,288,000	KRW	MSC	08/31/2022	(49,070)
1,802,065	USD	2,894,000	NZD	BCLY	08/31/2022	(17,856)
Total foreign currency contracts						$ 47,761
† For information regarding the Fund’s significant accounting policies, please refer to the Fund’s most recent shareholder report.
110

The Hartford Inflation Plus Fund
Schedule of Investments – (continued)
July 31, 2022  (Unaudited)

Fair Value Summary
The following is a summary of the fair valuations according to the inputs used as of July 31, 2022 in valuing the Fund’s investments.
Description	Total	Level 1	Level 2	Level 3(1)
Assets
Asset & Commercial Mortgage-Backed Securities	$ 21,554,050	$ —	$ 21,554,050	$ —
Convertible Bonds	807,483	—	807,483	—
Corporate Bonds	10,474,251	—	10,474,251	—
Foreign Government Obligations	42,009,952	—	42,009,952	—
Senior Floating Rate Interests	27,117,351	—	27,117,351	—
U.S. Government Agencies	11,875,431	—	11,875,431	—
U.S. Government Securities	431,645,377	—	431,645,377	—
Short-Term Investments	450,204	101,987	348,217	—
Bond Forward(2)	215,517	—	215,517	—
Foreign Currency Contracts(2)	437,168	—	437,168	—
Futures Contracts(2)	1,417,873	1,417,873	—	—
Swaps - Credit Default(2)	147,190	—	147,190	—
Swaps - Interest Rate(2)	6,101,216	—	6,101,216	—
Swaps- Total Return(2)	25,946	—	25,946	—
Total	$ 554,279,009	$ 1,519,860	$ 552,759,149	$ —
Liabilities
Foreign Currency Contracts(2)	$ (389,407)	$ —	$ (389,407)	$ —
Futures Contracts(2)	(3,242,173)	(3,242,173)	—	—
Swaps - Interest Rate(2)	(597,048)	—	(597,048)	—
Swaps - Total Return(2)	(21,188)	—	(21,188)	—
Total	$ (4,249,816)	$ (3,242,173)	$ (1,007,643)	$ —

(1)	For the period ended July 31, 2022, investments valued at $7,996,115 were transferred into Level 3 due to the unavailability of active market pricing. There were no transfers out of Level 3.
(2)	Derivative instruments (excluding purchased and written options, if applicable) are valued at the unrealized appreciation/(depreciation) on the investments.
Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the period ended July 31, 2022 is not presented.
111

Hartford International Equity Fund
Schedule of Investments
July 31, 2022  (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 94.9%
	Argentina - 0.0%
40,273	YPF S.A. ADR*(1)	$ 149,413
	Australia - 2.5%
31,354	ASX Ltd.	1,948,800
610,570	Aurizon Holdings Ltd.	1,728,093
287,416	Austal Ltd.	539,929
98,254	Computershare Ltd.	1,735,852
13,457	CSL Ltd.	2,740,074
19,883	Domino's Pizza Enterprises Ltd.	1,016,615
518,834	Lottery Corp. Ltd.*	1,645,793
1,027,199	Mirvac Group REIT	1,556,192
211,650	OceanaGold Corp.*	385,104
117,700	Reece Ltd.	1,271,198
346,752	Resolute Mining Ltd.*(1)	68,131
494,123	Tabcorp Holdings Ltd.	344,690
60,992	Wesfarmers Ltd.	1,998,434
		16,978,905
	Austria - 0.5%
49,422	ams-OSRAM AG*	407,957
110,501	Erste Group Bank AG	2,801,496
24,062	Zumtobel Group AG	171,929
		3,381,382
	Belgium - 0.4%
20,129	Ageas S.A.	878,536
4,153	AGFA-Gevaert N.V.*	15,026
28,287	Anheuser-Busch InBev S.A.	1,515,272
45,129	bpost S.A.	283,226
		2,692,060
	Brazil - 1.3%
73,458	Atacadao S.A.	264,495
228,000	B3 S.A. - Brasil Bolsa Balcao	488,688
419,026	Caixa Seguridade Participacoes S/A	603,340
118,106	Cia de Saneamento Basico do Estado de Sao Paulo	1,019,654
122,100	Localiza Rent a Car S.A.	1,359,498
573,988	Magazine Luiza S.A.*	286,212
84,938	Petroleo Brasileiro S.A. ADR	1,212,915
74,343	Telefonica Brasil S.A.	640,826
241,223	Ultrapar Participacoes S.A.	591,624
154,784	Vale S.A. ADR	2,083,393
4,908	XP, Inc.*	103,347
		8,653,992
	Canada - 5.6%
36,805	ARC Resources Ltd.	516,198
30,321	Bank of Montreal(1)	3,022,747
36,527	Bank of Nova Scotia	2,225,193
59,225	Barrick Gold Corp.	933,318
35,031	Cameco Corp.	902,208
32,565	Canadian National Railway Co.	4,125,587
60,738	Centerra Gold, Inc.	378,027
36,485	Eldorado Gold Corp.*	224,748
63,071	Fortis, Inc.	2,979,317
26,033	Intact Financial Corp.	3,874,811
121,472	Kinross Gold Corp.	414,220
13,021	Lululemon Athletica, Inc.*	4,043,151
14,419	National Bank of Canada	1,011,711
57,161	Pembina Pipeline Corp.	2,182,345
69,027	Royal Bank of Canada	6,730,476
63,719	Toronto-Dominion Bank	4,138,961
95,152	Trican Well Service Ltd.*	281,618
		37,984,636
	Chile - 0.1%
122,784	Empresa Nacional de Telecomunicaciones S.A.	406,042
Shares or Principal Amount		Market Value†
COMMON STOCKS - 94.9% - (continued)
	China - 7.2%
34,000	Airtac International Group*	$ 931,999
40,688	Alibaba Group Holding Ltd. ADR*	3,636,287
42,000	ANTA Sports Products Ltd.	462,456
8,129	Baidu, Inc. ADR*	1,110,178
938,964	China BlueChemical Ltd. Class H	254,041
5,247,260	China Construction Bank Corp. Class H	3,350,954
450,226	China Merchants Bank Co., Ltd. Class H	2,432,705
6,708,664	China Reinsurance Group Corp. Class H	530,157
384,372	China Resources Sanjiu Medical & Pharmaceutical Co., Ltd. Class A*	2,069,166
13,399,581	China Tower Corp. Ltd. Class H(2)	1,723,891
716,601	China Vanke Co., Ltd. Class H	1,363,030
3,023,545	CSPC Pharmaceutical Group Ltd.	3,310,644
2,410,928	Dongfeng Motor Group Co., Ltd. Class H	1,665,938
844,000	Dongyue Group Ltd.	917,965
29,590	GDS Holdings Ltd.*(1)	819,051
404,000	Haidilao International Holding Ltd.*(1)(2)	807,184
217,123	Haier Smart Home Co., Ltd. Class A*	800,029
168,043	Jiangsu Hengrui Medicine Co., Ltd. Class A	881,446
222,000	Kingdee International Software Group Co., Ltd.*	479,325
192,100	Livzon Pharmaceutical Group, Inc. Class A	905,776
97,473	Meituan Class B*(2)	2,186,646
213,500	Midea Group Co., Ltd. Class A	1,744,989
1,260,000	PetroChina Co., Ltd. Class H	588,369
284,500	Ping An Insurance Group Co. of China Ltd. Class H	1,672,017
586,274	Shanghai Pharmaceuticals Holding Co., Ltd. Class H	882,878
104,891	Shenzhou International Group Holdings Ltd.	1,103,260
162,600	Sinoma Science & Technology Co., Ltd. Class A	698,364
4,449,000	Sinopec Engineering Group Co., Ltd. Class H	1,910,479
220,297	Tencent Holdings Ltd.	8,514,217
39,519	ZTO Express Cayman, Inc. ADR	1,011,291
		48,764,732
	Cyprus - 0.0%
23,552	Ozon Holdings plc ADR*(3)(4)	—
	Denmark - 0.9%
18,278	Carlsberg A/S Class B	2,364,111
21,801	DSV Panalpina A/S	3,673,488
		6,037,599
	Finland - 0.8%
43,453	Kone Oyj Class B	1,985,864
260,590	Nokia Oyj	1,357,304
23,505	Orion Oyj Class B	1,122,070
79,326	Wartsila OYJ Abp	697,000
		5,162,238
	France - 9.0%
116,014	Accor S.A.*	3,010,436
41,815	Airbus SE	4,508,564
166,587	AXA S.A.	3,838,582
28,588	BNP Paribas S.A.	1,350,705
73,979	Bureau Veritas S.A.	2,040,386
30,984	Capgemini SE	5,909,790
46,595	Carrefour S.A.(1)	794,074
33,617	Cie de Saint-Gobain	1,567,555
8,080	Criteo S.A. ADR*	205,232
43,410	Danone S.A.	2,393,591
5,413	Dassault Aviation S.A.	774,181
133,953	Engie S.A.	1,657,312
128,573	Groupe Eurotunnel SE	2,573,302
13,491	Imerys S.A.	457,162
10,983	L'Oreal S.A.	4,152,204
2,027	LVMH Moet Hennessy Louis Vuitton SE	1,407,455
37,012	Metropole Television S.A.	487,540

112

Hartford International Equity Fund
Schedule of Investments – (continued)
July 31, 2022  (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 94.9% - (continued)
	France - 9.0% - (continued)
101,694	Orange S.A.	$ 1,039,153
28,579	Quadient S.A.	556,422
26,669	Renault S.A.*	788,452
25,788	Rexel S.A.*	458,316
49,510	Schneider Electric SE	6,847,423
27,886	SCOR SE	490,724
49,339	Societe Generale S.A.	1,105,509
25,537	Sodexo S.A.*	2,074,973
1,382	Sopra Steria Group	230,284
87,264	Television Francaise	601,134
103,946	TotalEnergies SE	5,309,287
12,016	Vicat S.A.	313,278
39,181	Vinci S.A.	3,755,841
		60,698,867
	Germany - 4.1%
32,964	Brenntag SE	2,315,559
98,312	Ceconomy AG	198,279
10,317	Continental AG	734,995
46,369	Daimler Truck Holding AG*	1,267,031
18,577	Deutsche Boerse AG	3,242,899
188,532	Deutsche Telekom AG	3,581,915
31,261	Fresenius Medical Care AG & Co. KGaA	1,158,954
43,419	Fresenius SE & Co. KGaA	1,111,047
24,664	HeidelbergCement AG	1,256,310
114,006	Infineon Technologies AG	3,126,554
15,358	Mercedes-Benz Group AG	905,722
14,114	Merck KGaA	2,688,161
27,614	SAP SE	2,575,633
21,354	Scout24 SE(2)	1,220,776
76,081	Zalando SE*(2)	2,141,917
		27,525,752
	Hong Kong - 3.2%
424,945	AIA Group Ltd.	4,269,271
894,000	China Merchants Port Holdings Co., Ltd.	1,441,886
823,201	China Resources Gas Group Ltd.	3,454,506
173,779	CK Asset Holdings Ltd.	1,230,308
115,761	Dah Sing Financial Holdings Ltd.	303,994
176,525	G-Resources Group Ltd.	51,353
1,056,483	HKT Trust & HKT Ltd.	1,480,255
97,676	Hong Kong Exchanges & Clearing Ltd.	4,482,394
112,212	iClick Interactive Asia Group Ltd. ADR*	57,228
474,158	Pacific Basin Shipping Ltd.	226,759
314,607	PAX Global Technology Ltd.	294,351
1,574,829	Sino Biopharmaceutical Ltd.	912,996
247,248	Techtronic Industries Co., Ltd.	2,743,617
509,405	WH Group Ltd.(2)	385,791
253,523	Yue Yuen Industrial Holdings Ltd.	337,174
		21,671,883
	Hungary - 0.0%
255,939	Magyar Telekom Telecommunications plc	202,207
	India - 2.9%
27,183	Asian Paints Ltd.	1,148,341
114,008	Axis Bank Ltd.	1,047,482
300,767	Bharti Airtel Ltd.*	2,490,983
168,280	Canara Bank	474,634
26,198	HDFC Bank Ltd. ADR	1,645,235
122,867	ICICI Bank Ltd. ADR	2,553,176
135,047	Infosys Ltd.	2,649,112
194,218	Oil & Natural Gas Corp. Ltd.	329,702
47,401	Reliance Industries Ltd.	1,507,557
57,122	Reliance Industries Ltd. GDR*(2)	3,618,920
Shares or Principal Amount		Market Value†
COMMON STOCKS - 94.9% - (continued)
	India - 2.9% - (continued)
52,382	Tata Consultancy Services Ltd.	$ 2,191,075
47,544	Zee Entertainment Enterprises Ltd.	148,940
		19,805,157
	Indonesia - 0.9%
1,278,500	Astra International Tbk PT	546,045
5,291,438	Bank Central Asia Tbk PT	2,631,220
2,113,899	Bank Mandiri Persero Tbk PT	1,183,272
5,171,900	Bank Rakyat Indonesia Persero Tbk PT	1,526,708
1,019,954	Perusahaan Perkebunan London Sumatra Indonesia Tbk PT	86,707
		5,973,952
	Ireland - 2.2%
314,534	AIB Group plc	715,454
149,853	Bank of Ireland Group plc	858,322
90,778	Experian plc	3,178,342
27,585	Flutter Entertainment plc*	2,772,723
56,366	James Hardie Industries plc	1,392,054
12,471	Linde plc*(1)	3,776,666
34,045	Ryanair Holdings plc ADR*	2,485,285
		15,178,846
	Italy - 2.2%
61,447	Assicurazioni Generali S.p.A.	918,611
380,838	BPER Banca	528,648
305,252	Davide Campari-Milano N.V.	3,388,865
17,136	De' Longhi S.p.A.	325,920
148,270	Eni S.p.A.	1,782,291
16,718	Ferrari N.V.	3,550,272
62,302	Moncler S.p.A.	3,123,129
136,562	UniCredit S.p.A.	1,350,555
		14,968,291
	Japan - 13.5%
17,690	Adastria Co., Ltd.	265,666
21,364	Aeon Delight Co., Ltd.	462,376
45,402	Alfresa Holdings Corp.	605,930
57,279	Alps Alpine Co., Ltd.	596,130
55,718	Asahi Group Holdings Ltd.	1,937,111
44,586	ASKUL Corp.	588,191
244,761	Astellas Pharma, Inc.	3,833,296
3,982	Benesse Holdings, Inc.	71,764
64,849	Chiyoda Corp.*	199,557
12,899	Chubu Steel Plate Co., Ltd.	85,325
55,658	Chugai Pharmaceutical Co., Ltd.	1,563,588
84,148	Citizen Watch Co., Ltd.	368,906
14,010	CMIC Holdings Co., Ltd.	161,313
43,692	Cosel Co., Ltd.	285,048
62,853	Dai-ichi Life Holdings, Inc.	1,093,320
45,815	DeNA Co., Ltd.	676,739
7,421	Eisai Co., Ltd.	339,843
7,403	Enplas Corp.	166,017
30,650	Fuji Media Holdings, Inc.	266,787
116,474	Hino Motors Ltd.*	605,340
26,870	Hisaka Works Ltd.	171,867
85,596	Honda Motor Co., Ltd.	2,193,584
41,922	Ichiyoshi Securities Co., Ltd.	197,558
77,391	Inpex Corp.	887,038
80,394	Isuzu Motors Ltd.	881,810
48,685	Japan Airlines Co., Ltd.*	843,380
15,044	Japan Petroleum Exploration Co., Ltd.	396,956
84,460	JGC Holdings Corp.	1,038,723
15,107	Kamigumi Co., Ltd.	307,192
71,927	Kao Corp.	3,128,421
127,981	KDDI Corp.	4,103,368

113

Hartford International Equity Fund
Schedule of Investments – (continued)
July 31, 2022  (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 94.9% - (continued)
	Japan - 13.5% - (continued)
7,889	Keyence Corp.	$ 3,126,743
162,151	Kirin Holdings Co., Ltd.	2,667,116
18,306	Kissei Pharmaceutical Co., Ltd.	388,110
40,437	Kyoei Steel Ltd.	448,401
18,768	Makino Milling Machine Co., Ltd.	638,957
32,369	Makita Corp.	791,048
31,343	Maruichi Steel Tube Ltd.	693,752
45,668	Maxell Ltd.	477,674
20,400	Miraial Co., Ltd.	280,771
77,740	Mitsubishi Estate Co., Ltd.	1,154,564
16,115	Mitsubishi Heavy Industries Ltd.	598,390
328,875	Mitsubishi UFJ Financial Group, Inc.	1,853,044
39,303	MS&AD Insurance Group Holdings, Inc.	1,274,649
53,562	Nakayama Steel Works Ltd.	182,130
39,896	Neturen Co., Ltd.	202,894
23,158	Nichicon Corp.	222,175
49,104	Nikon Corp.	565,509
356	Nippon Building Fund, Inc.	1,888,490
33,821	Nippon Chemi-Con Corp.*	442,506
57,814	Nippon Television Holdings, Inc.	538,501
189,739	Nissan Motor Co., Ltd.	721,551
30,377	Nitori Holdings Co., Ltd.	3,213,843
62,126	NOK Corp.	557,864
96,404	Nomura Holdings, Inc.	367,831
10,010	Obic Co., Ltd.	1,600,295
13,931	OKUMA Corp.	547,370
44,240	Ono Pharmaceutical Co., Ltd.	1,243,980
7,400	OSG Corp.	101,562
25,306	Paramount Bed Holdings Co., Ltd.	469,117
344,598	Resona Holdings, Inc.	1,339,193
18,592	Sanyo Shokai Ltd.*	122,285
25,834	Secom Co., Ltd.	1,725,455
71,881	Seven & i Holdings Co., Ltd.	2,929,884
5,288	Shimamura Co., Ltd.	507,085
22,472	Shin-Etsu Chemical Co., Ltd.	2,878,534
46,371	Shiseido Co., Ltd.	1,907,388
213,707	Softbank Corp.	2,470,934
36,356	Sony Group Corp.	3,084,003
46,086	Stanley Electric Co., Ltd.	809,839
54,721	Subaru Corp.	952,195
86,095	Sumitomo Electric Industries Ltd.	959,855
34,951	Sumitomo Heavy Industries Ltd.	799,673
31,734	Sumitomo Mitsui Financial Group, Inc.	995,562
37,812	Sumitomo Mitsui Trust Holdings, Inc.	1,242,096
43,250	Sumitomo Realty & Development Co., Ltd.	1,194,265
53,307	Sumitomo Rubber Industries Ltd.	480,636
18,885	Sundrug Co., Ltd.	442,989
124,303	T&D Holdings, Inc.	1,406,866
30,890	Tachi-S Co., Ltd.	275,054
34,872	Taiheiyo Cement Corp.	523,187
39,087	Takeda Pharmaceutical Co., Ltd.	1,146,820
7,619	Tamron Co., Ltd.	164,683
46,573	THK Co., Ltd.	988,071
95,789	Tochigi Bank Ltd.	215,126
46,405	Tokai Rika Co., Ltd.	510,704
7,826	Tokyo Seimitsu Co., Ltd.	271,891
28,786	Toyoda Gosei Co., Ltd.	454,277
50,475	TS Tech Co., Ltd.	575,562
25,199	Tsuruha Holdings, Inc.	1,435,674
38,117	TV Asahi Holdings Corp.	428,155
48,863	Unipres Corp.	307,292
26,900	Ushio, Inc.	371,923
49,384	Xebio Holdings Co., Ltd.	342,275
54,210	Yamato Holdings Co., Ltd.	948,621
Shares or Principal Amount		Market Value†
COMMON STOCKS - 94.9% - (continued)
	Japan - 13.5% - (continued)
4,847	Yamato Kogyo Co., Ltd.	$ 165,747
13,971	Yodogawa Steel Works Ltd.	250,628
		91,205,408
	Jersey - 0.1%
410,293	Centamin plc	414,836
	Luxembourg - 0.1%
18,017	RTL Group S.A.	707,731
	Malaysia - 0.6%
665,138	CIMB Group Holdings Bhd	779,252
2,489,695	DiGi.Com Bhd	2,033,171
40,990	Nestle Malaysia Bhd	1,240,614
		4,053,037
	Mexico - 0.3%
5,625	America Movil S.A.B. de C.V. Class L ADR	106,481
1,383,815	Operadora de Sites Mexicanos S.A.B. de C.V.(1)	1,615,599
		1,722,080
	Netherlands - 3.7%
73,400	ABN Amro Bank N.V. ADR(2)	748,525
1,702	Adyen N.V.*(2)	3,061,510
6,674	ASML Holding N.V.	3,835,934
37,819	Fugro N.V.*	450,133
79,485	Heineken N.V.	7,836,172
94,906	ING Groep N.V.	921,900
157,341	Koninklijke Philips N.V.	3,256,369
121,006	PostNL N.V.(1)	318,282
33,703	QIAGEN N.V.*	1,689,086
133,817	Universal Music Group N.V.	3,029,148
		25,147,059
	Norway - 0.0%
27,504	Norsk Hydro ASA	186,346
	Philippines - 0.4%
1,130,200	Ayala Land, Inc.	518,689
189,899	Security Bank Corp.	312,169
2,724,156	SM Prime Holdings, Inc.	1,810,404
		2,641,262
	Portugal - 0.4%
127,589	Jeronimo Martins SGPS S.A.	2,953,296
	Russia - 0.0%
47,185	Gazprom PJSC ADR*(3)(4)	—
3,866	Lukoil PJSC ADR(3)(4)	—
55,232	Mobile TeleSystems PJSC ADR*(3)(4)	—
127,753	Sberbank of Russia PJSC ADR*(3)(4)	—
164,682	Surgutneftegas PJSC ADR*(3)(4)	—
364,563	VEON Ltd. ADR*	176,448
70,320	VK Co., Ltd. GDR*(3)(4)	—
14,483	Yandex N.V. Class A*(3)(4)	—
		176,448
	South Africa - 0.5%
33,656	Astral Foods Ltd.	404,945
305,650	FirstRand Ltd.	1,209,082
101,424	Harmony Gold Mining Co., Ltd. ADR	331,657
20,575	MTN Group Ltd.	172,682
482,690	Nampak Ltd.*	71,445
539,558	Netcare Ltd.	494,530
903,418	Old Mutual Ltd.	616,209
		3,300,550
	South Korea - 4.4%
6,372	CJ CheilJedang Corp.	1,920,610

114

Hartford International Equity Fund
Schedule of Investments – (continued)
July 31, 2022  (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 94.9% - (continued)
	South Korea - 4.4% - (continued)
13,119	Coway Co., Ltd.	$ 647,178
37,623	Dentium Co., Ltd.	2,482,778
82,523	DGB Financial Group, Inc.	491,414
62,175	Hana Financial Group, Inc.	1,781,717
22,134	Hankook Tire & Technology Co., Ltd.	593,316
5,072	Hyundai Mobis Co., Ltd.	892,708
30,371	KB Financial Group, Inc.	1,129,556
16,032	Kia Corp.	1,003,722
42,563	KT Corp.	1,237,117
5,432	LG Energy Solution Ltd.*	1,771,283
1,379	LG H&H Co., Ltd.	828,819
109,232	Pan Ocean Co., Ltd.	475,479
151,130	Samsung Electronics Co., Ltd.	7,153,760
43,660	Shinhan Financial Group Co., Ltd.	1,202,362
16,743	SK Innovation Co., Ltd.*	2,425,613
80,090	SK Telecom Co., Ltd.	3,305,749
53,027	Tongyang Life Insurance Co., Ltd.	220,874
		29,564,055
	Spain - 2.1%
341,098	CaixaBank S.A.(1)	1,024,226
156,082	Cellnex Telecom S.A.(2)	6,981,405
245,439	Iberdrola S.A.	2,620,914
121,405	Industria de Diseno Textil S.A.	2,948,558
196,726	Prosegur Cia de Seguridad S.A.	350,838
625,722	Unicaja Banco S.A.(2)	541,254
		14,467,195
	Sweden - 2.2%
289,531	Assa Abloy AB Class B	6,840,465
348,556	Atlas Copco AB	3,820,338
169,993	Sandvik AB	3,132,321
57,996	SKF AB Class B	976,040
		14,769,164
	Switzerland - 5.9%
33,656	Adecco Group AG*	1,185,600
38,666	GAM Holding AG*(1)	43,059
31,518	Holcim AG*	1,477,836
17,272	Implenia AG*(1)	456,795
66,820	Julius Baer Group Ltd.*	3,455,265
14,122	Kuehne + Nagel International AG	3,803,356
6,284	Lonza Group AG	3,819,109
31,541	Nestle S.A.	3,864,633
82,337	Novartis AG	7,075,188
3,465	Partners Group Holding AG	3,782,900
12,037	Roche Holding AG	3,996,338
5,431	Schindler Holding AG	1,061,537
1,168	SGS S.A.	2,850,466
3,474	Swatch Group AG	924,837
148,716	UBS Group AG	2,430,068
		40,226,987
	Taiwan - 5.4%
180,429	Advantech Co., Ltd.	2,075,705
566,801	ASE Technology Holding Co., Ltd.	1,651,682
132,677	Catcher Technology Co., Ltd.*	757,775
3,636,168	CTBC Financial Holding Co., Ltd.	2,793,558
224,208	Delta Electronics, Inc.	1,949,964
260,942	Foxconn Technology Co., Ltd.	430,565
1,946,152	Hon Hai Precision Industry Co., Ltd.	7,112,690
179,896	Hotai Motor Co., Ltd.	3,643,421
39,107	MediaTek, Inc.	901,028
134,000	Simplo Technology Co., Ltd.	1,184,373
Shares or Principal Amount		Market Value†
COMMON STOCKS - 94.9% - (continued)
	Taiwan - 5.4% - (continued)
746,817	Taiwan Semiconductor Manufacturing Co., Ltd.	$ 12,807,586
83,757	Yageo Corp.	967,063
		36,275,410
	Thailand - 0.8%
1,093,461	CP ALL PCL	1,818,395
417,991	Kasikornbank PCL	1,641,736
107,865	Kasikornbank PCL NVDR	432,390
2,927,806	Thai Beverage PCL	1,369,293
		5,261,814
	Turkey - 0.3%
214,757	Anadolu Efes Biracilik Ve Malt Sanayii AS	441,288
65,168	Coca-Cola Icecek AS	528,758
741,572	Turk Telekomunikasyon AS	375,848
293,730	Turkcell Iletisim Hizmetleri AS	279,088
218,919	Ulker Biskuvi Sanayi AS*	180,366
		1,805,348
	United Kingdom - 9.9%
160,013	Anglo American plc	5,783,646
68,916	AstraZeneca plc	9,065,294
167,194	Babcock International Group plc*	699,222
403,468	BAE Systems plc*	3,792,090
613,232	BP plc	3,001,317
99,807	British Land Co. plc REIT	600,113
491,285	BT Group plc	969,955
289,784	Centrica plc*	310,503
114,160	Compass Group plc	2,675,503
31,444	Croda International plc	2,875,554
74,499	Diageo plc	3,529,156
135,437	easyJet plc*	661,504
30,921	Endeavour Mining plc	609,945
413,566	Hays plc	645,233
253,930	J Sainsbury plc	684,994
150,896	Kingfisher plc	477,415
68,396	Land Securities Group plc REIT	611,189
87,640	Marks & Spencer Group plc*	151,940
175,965	National Grid plc	2,422,966
78,142	Pagegroup plc	434,936
126,556	Provident Financial plc	299,071
168,063	Prudential plc	2,072,954
54,494	Reckitt Benckiser Group plc	4,420,266
285,980	Shell plc	7,628,892
212,189	SIG plc*	94,427
245,592	Smith & Nephew plc	3,148,773
138,086	Smiths Group plc	2,605,985
230,092	Standard Chartered plc	1,585,953
54,915	SThree plc	252,225
70,332	Unilever plc	3,426,650
134,697	WPP plc	1,453,702
		66,991,373
	United States - 0.5%
727,000	Allstar Co.*(3)(4)(5)	—
74,335	Schlumberger N.V.	2,752,625
16,188	Tory Burch LLC(3)(4)(5)	663,379
		3,416,004
	Total Common Stocks (cost $631,712,882)	$ 641,521,357
CONVERTIBLE PREFERRED STOCKS - 0.2%
	United States - 0.2%
243,469	Essence Group Holdings Corp. Series 3(3)(4)(5)	$ 547,805

115

Hartford International Equity Fund
Schedule of Investments – (continued)
July 31, 2022  (Unaudited)

Shares or Principal Amount		Market Value†
CONVERTIBLE PREFERRED STOCKS - 0.2% - (continued)
	United States - 0.2% - (continued)
38,688	Lookout, Inc. Series F(3)(4)(5)	$ 313,760
15,711	Rubicon Global Holdings LLC Series C(3)(4)(5)	671,001
		1,532,566
	Total Convertible Preferred Stocks (cost $1,140,534)	$ 1,532,566
EXCHANGE-TRADED FUNDS - 0.0%
	Other Investment Pools & Funds - 0.0%
5,061	iShares Core MSCI EAFE ETF	$ 314,035
	Total Exchange-Traded Funds (cost $294,917)	$ 314,035
CLOSED END FUNDS - 0.1%
	Canada - 0.1%
43,775	Sprott Physical Uranium Trust *	$ 512,768
	Total Closed End Funds (cost $282,684)	$ 512,768
PREFERRED STOCKS - 1.3%
	Brazil - 0.5%
212,500	Itau Unibanco Holding S.A. (Preference Shares)	$ 970,072
1,348,601	Itausa S.A.	2,249,363
		3,219,435
	Chile - 0.1%
358,653	Embotelladora Andina S.A. (Preference Shares)	650,758
	Germany - 0.7%
40,767	Fuchs Petrolub SE (Preference Shares)	1,221,503
13,445	Henkel AG & Co. KGaA (Preference Shares)	858,911
20,931	Volkswagen AG (Preference Shares)	2,959,430
		5,039,844
	Total Preferred Stocks (cost $9,863,499)	$ 8,910,037
	Total Long-Term Investments (cost $643,294,516)	$ 652,790,763
SHORT-TERM INVESTMENTS - 4.2%
	Repurchase Agreements - 2.2%
14,399,620	Fixed Income Clearing Corp. Repurchase Agreement dated 07/29/2022 at 2.230%, due on 08/01/2022 with a maturity value of $14,402,296; collateralized by U.S. Treasury Bond at 1.625%, maturing 11/15/2050, with a market value of $14,687,655	$ 14,399,620
	Securities Lending Collateral - 2.0%
6,705,409	Goldman Sachs Financial Square Funds, Government Fund, Institutional Class, 2.06%(6)	6,705,409
Shares or Principal Amount			Market Value†
SHORT-TERM INVESTMENTS - 4.2% - (continued)
	Securities Lending Collateral - 2.0% - (continued)
4,747,061	HSBC US Government Money Market Fund, 2.18%(6)		$ 4,747,061
2,177,022	Invesco Government & Agency Portfolio, Institutional Class, 2.12%(6)		2,177,022
			13,629,492
	Total Short-Term Investments (cost $28,029,112)		$ 28,029,112
	Total Investments (cost $671,323,628)	100.7%	$ 680,819,875
	Other Assets and Liabilities	(0.7)%	(4,471,712)
	Total Net Assets	100.0%	$ 676,348,163
Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.
Prices of foreign equities that are principally traded on certain foreign markets will generally be adjusted daily pursuant to a fair value pricing service approved by the Board of Directors in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.
Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.
For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
See “Glossary” for abbreviation descriptions.

*	Non-income producing.
(1)	Represents entire or partial securities on loan.
(2)	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions that are exempt from registration (typically only to qualified institutional buyers) or in a public offering registered under the Securities Act of 1933. At July 31, 2022, the aggregate value of these securities was $23,417,819, representing 3.5% of net assets.
(3)	These securities are valued in good faith at fair value as determined under policies and procedures established by and under the supervision of the Board of Directors. At July 31, 2022, the aggregate fair value of these securities are $2,195,945, which represented 0.3% of total net assets. This amount excludes securities that are principally traded in certain foreign markets and whose prices are adjusted pursuant to a third party pricing service methodology approved by the Board of Directors.
(4)	Investment valued using significant unobservable inputs.
(5)	Investment in securities not registered under the Securities Act of 1933 (excluding securities acquired pursuant to Rule 144A and Regulation S). At the end of the period, the value of such restricted securities amounted to $2,195,945 or 0.3% of net assets.

116

Hartford International Equity Fund
Schedule of Investments – (continued)
July 31, 2022  (Unaudited)

Period Acquired	Security Name	Shares/ Par Value	Total Cost	Market Value
08/2011	Allstar Co.	727,000	$ —	$ —
05/2014	Essence Group Holdings Corp. Series 3 Convertible Preferred	243,469	384,998	547,805
07/2014	Lookout, Inc. Series F Convertible Preferred	38,688	441,937	313,760
09/2015	Rubicon Global Holdings LLC Series C Convertible Preferred	15,711	313,599	671,001
11/2013	Tory Burch LLC	16,188	1,268,749	663,379
			$ 2,409,283	$ 2,195,945

(6)	Current yield as of period end.

Futures Contracts Outstanding at July 31, 2022
Description	Number of Contracts	Expiration Date	Current Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Long position contracts:
SPI 200 Future	136	09/15/2022	$ 23,324,000	$ 888,174
Total futures contracts				$ 888,174
† For information regarding the Fund’s significant accounting policies, please refer to the Fund’s most recent shareholder report.
117

Hartford International Equity Fund
Schedule of Investments – (continued)
July 31, 2022  (Unaudited)

Fair Value Summary
The following is a summary of the fair valuations according to the inputs used as of July 31, 2022 in valuing the Fund’s investments.
Description	Total	Level 1	Level 2	Level 3(1)
Assets
Common Stocks
Argentina	$ 149,413	$ 149,413	$ —	$ —
Australia	16,978,905	2,030,897	14,948,008	—
Austria	3,381,382	—	3,381,382	—
Belgium	2,692,060	—	2,692,060	—
Brazil	8,653,992	8,653,992	—	—
Canada	37,984,636	37,984,636	—	—
Chile	406,042	406,042	—	—
China	48,764,732	6,576,807	42,187,925	—
Cyprus	—	—	—	—
Denmark	6,037,599	—	6,037,599	—
Finland	5,162,238	—	5,162,238	—
France	60,698,867	205,232	60,493,635	—
Germany	27,525,752	—	27,525,752	—
Hong Kong	21,671,883	394,402	21,277,481	—
Hungary	202,207	—	202,207	—
India	19,805,157	4,198,411	15,606,746	—
Indonesia	5,973,952	—	5,973,952	—
Ireland	15,178,846	2,485,285	12,693,561	—
Italy	14,968,291	—	14,968,291	—
Japan	91,205,408	—	91,205,408	—
Jersey	414,836	—	414,836	—
Luxembourg	707,731	—	707,731	—
Malaysia	4,053,037	1,240,614	2,812,423	—
Mexico	1,722,080	1,722,080	—	—
Netherlands	25,147,059	—	25,147,059	—
Norway	186,346	—	186,346	—
Philippines	2,641,262	—	2,641,262	—
Portugal	2,953,296	—	2,953,296	—
Russia	176,448	176,448	—	—
South Africa	3,300,550	808,047	2,492,503	—
South Korea	29,564,055	—	29,564,055	—
Spain	14,467,195	—	14,467,195	—
Sweden	14,769,164	—	14,769,164	—
Switzerland	40,226,987	43,059	40,183,928	—
Taiwan	36,275,410	—	36,275,410	—
Thailand	5,261,814	—	5,261,814	—
Turkey	1,805,348	—	1,805,348	—
United Kingdom	66,991,373	609,945	66,381,428	—
United States	3,416,004	2,752,625	—	663,379
Convertible Preferred Stocks	1,532,566	—	—	1,532,566
Exchange-Traded Funds	314,035	314,035	—	—
Closed End Funds	512,768	512,768	—	—
Preferred Stocks	8,910,037	3,870,193	5,039,844	—
Short-Term Investments	28,029,112	13,629,492	14,399,620	—
Futures Contracts(2)	888,174	888,174	—	—
Total	$ 681,708,049	$ 89,652,597	$ 589,859,507	$ 2,195,945

(1)	For the period ended July 31, 2022, investments valued at $4,591,349 were transferred into Level 3 due to the unavailability of active market pricing, and investments valued at $3,769,238 were transferred out of Level 3 due to the availability of significant observable inputs.
(2)	Derivative instruments (excluding purchased and written options, if applicable) are valued at the unrealized appreciation/(depreciation) on the investments.
Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the period ended July 31, 2022 is not presented.
118

The Hartford International Growth Fund
Schedule of Investments
July 31, 2022  (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 94.8%
	Austria - 1.5%
226,289	Erste Group Bank AG	$ 5,737,031
	Canada - 2.8%
35,234	Lululemon Athletica, Inc.*	10,940,509
	China - 2.0%
207,095	Tencent Holdings Ltd.	8,003,976
	Denmark - 2.5%
58,793	DSV Panalpina A/S	9,906,674
	France - 13.0%
314,746	Accor S.A.*	8,167,314
112,868	Airbus SE	12,169,618
43,338	Capgemini SE	8,266,152
29,657	L'Oreal S.A.	11,212,046
79,863	Schneider Electric SE	11,045,359
		50,860,489
	Germany - 3.6%
307,845	Infineon Technologies AG	8,442,484
199,000	Zalando SE*(1)(2)	5,602,471
		14,044,955
	Hong Kong - 3.7%
153,744	Hong Kong Exchanges & Clearing Ltd.	7,055,379
669,686	Techtronic Industries Co., Ltd.	7,431,252
		14,486,631
	India - 2.5%
154,054	Reliance Industries Ltd. GDR(1)	9,759,972
	Ireland - 3.6%
76,199	Flutter Entertainment plc*	7,659,188
88,677	Ryanair Holdings plc ADR*	6,473,421
		14,132,609
	Italy - 7.0%
824,058	Davide Campari-Milano N.V.	9,148,577
45,316	Ferrari N.V.	9,613,587
169,007	Moncler S.p.A.	8,472,130
		27,234,294
	Japan - 6.3%
21,367	Keyence Corp.	8,468,642
60,742	Shin-Etsu Chemical Co., Ltd.	7,780,700
98,755	Sony Group Corp.	8,377,180
		24,626,522
	Netherlands - 9.4%
4,578	Adyen N.V.*(1)	8,234,778
17,932	ASML Holding N.V.	10,306,558
101,063	Heineken N.V.	9,963,478
362,586	Universal Music Group N.V.	8,207,677
		36,712,491
	South Korea - 3.5%
14,296	LG Energy Solution Ltd.*	4,661,684
187,478	Samsung Electronics Co., Ltd.	8,874,298
		13,535,982
	Spain - 4.8%
423,056	Cellnex Telecom S.A.(1)	18,922,907
	Sweden - 4.6%
409,665	Assa Abloy AB Class B	9,678,754
458,907	Sandvik AB	8,455,902
		18,134,656
Shares or Principal Amount			Market Value†
COMMON STOCKS - 94.8% - (continued)
	Switzerland - 7.5%
167,084	Julius Baer Group Ltd.		$ 8,639,921
17,020	Lonza Group AG		10,343,928
9,339	Partners Group Holding AG		10,195,815
			29,179,664
	Taiwan - 7.7%
2,919,519	Hon Hai Precision Industry Co., Ltd.		10,670,099
1,133,161	Taiwan Semiconductor Manufacturing Co., Ltd.		19,433,218
			30,103,317
	United Kingdom - 6.9%
341,096	Anglo American plc		12,328,864
109,862	AstraZeneca plc		14,451,380
			26,780,244
	United States - 1.9%
199,743	Schlumberger N.V.		7,396,483
	Total Common Stocks (cost $352,839,916)		$ 370,499,406
PREFERRED STOCKS - 2.1%
	Germany - 2.1%
56,508	Volkswagen AG (Preference Shares)		$ 7,989,657
	Total Preferred Stocks (cost $9,148,702)		$ 7,989,657
	Total Long-Term Investments (cost $361,988,618)		$ 378,489,063
SHORT-TERM INVESTMENTS - 2.7%
	Repurchase Agreements - 1.8%
7,031,307	Fixed Income Clearing Corp. Repurchase Agreement dated 07/29/2022 at 2.230%, due on 08/01/2022 with a maturity value of $7,032,614; collateralized by U.S. Treasury Note at 1.875%, maturing 02/15/2032, with a market value of $7,171,938		$ 7,031,307
	Securities Lending Collateral - 0.9%
1,684,137	Goldman Sachs Financial Square Funds, Government Fund, Institutional Class, 2.06%(3)		1,684,137
1,192,276	HSBC US Government Money Market Fund, 2.18%(3)		1,192,276
546,783	Invesco Government & Agency Portfolio, Institutional Class, 2.12%(3)		546,783
			3,423,196
	Total Short-Term Investments (cost $10,454,503)		$ 10,454,503
	Total Investments (cost $372,443,121)	99.6%	$ 388,943,566
	Other Assets and Liabilities	0.4%	1,693,756
	Total Net Assets	100.0%	$ 390,637,322
Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.
Prices of foreign equities that are principally traded on certain foreign markets will generally be adjusted daily pursuant to a fair value pricing service approved by the Board of Directors in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.

119

The Hartford International Growth Fund
Schedule of Investments – (continued)
July 31, 2022  (Unaudited)

Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.
For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
See “Glossary” for abbreviation descriptions.
*	Non-income producing.
(1)	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions that are exempt from registration (typically only to qualified institutional buyers) or in a public offering registered under the Securities Act of 1933. At July 31, 2022, the aggregate value of these securities was $42,520,128, representing 10.9% of net assets.
(2)	Represents entire or partial securities on loan.
(3)	Current yield as of period end.
†	For information regarding the Fund’s significant accounting policies, please refer to the Fund’s most recent shareholder report.

Fair Value Summary
The following is a summary of the fair valuations according to the inputs used as of July 31, 2022 in valuing the Fund’s investments.
Description	Total	Level 1	Level 2	Level 3(1)
Assets
Common Stocks
Austria	$ 5,737,031	$ —	$ 5,737,031	$ —
Canada	10,940,509	10,940,509	—	—
China	8,003,976	—	8,003,976	—
Denmark	9,906,674	—	9,906,674	—
France	50,860,489	—	50,860,489	—
Germany	14,044,955	—	14,044,955	—
Hong Kong	14,486,631	—	14,486,631	—
India	9,759,972	—	9,759,972	—
Ireland	14,132,609	6,473,421	7,659,188	—
Italy	27,234,294	1,831,998	25,402,296	—
Japan	24,626,522	—	24,626,522	—
Netherlands	36,712,491	—	36,712,491	—
South Korea	13,535,982	—	13,535,982	—
Spain	18,922,907	—	18,922,907	—
Sweden	18,134,656	—	18,134,656	—
Switzerland	29,179,664	—	29,179,664	—
Taiwan	30,103,317	—	30,103,317	—
United Kingdom	26,780,244	—	26,780,244	—
United States	7,396,483	7,396,483	—	—
Preferred Stocks	7,989,657	—	7,989,657	—
Short-Term Investments	10,454,503	3,423,196	7,031,307	—
Total	$ 388,943,566	$ 30,065,607	$ 358,877,959	$ —

(1)	For the period ended July 31, 2022, there were no transfers in and out of Level 3.
120

The Hartford International Opportunities Fund
Schedule of Investments
July 31, 2022  (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 97.4%
	Australia - 2.2%
25,588	Allkem Ltd.*	$ 206,403
3,957,454	Goodman Group REIT	57,917,579
11,187,881	South32 Ltd.	30,493,846
		88,617,828
	Brazil - 1.4%
3,271,855	Localiza Rent a Car S.A.	36,429,827
892,226	XP, Inc. Class A*	18,825,968
		55,255,795
	Canada - 9.6%
1,491,395	Brookfield Asset Management, Inc. Class A	74,001,982
1,410,569	Canadian Pacific Railway Ltd.	111,221,859
2,805,961	Cenovus Energy, Inc.	53,465,658
39,332	Constellation Software, Inc.	66,908,169
337,069	Nutrien Ltd.	28,854,402
1,075,761	Pembina Pipeline Corp.(1)	41,071,380
60,520	Ritchie Bros Auctioneers, Inc.	4,362,185
		379,885,635
	China - 8.2%
2,464,900	Alibaba Group Holding Ltd.*	27,714,025
236,000	BYD Co., Ltd. Class H	8,634,289
3,735,000	China Longyuan Power Group Corp. Ltd. Class H	6,000,500
1,197,900	China Tourism Group Duty Free Corp. Ltd. Class A	37,416,418
779,684	ENN Energy Holdings Ltd.	12,718,665
756,300	JD.com, Inc. Class A	22,562,354
6,080,068	Li Ning Co., Ltd.	49,319,269
1,514,600	Meituan Class B*(2)	33,977,550
1,746,195	Proya Cosmetics Co., Ltd. Class A	45,707,426
2,268,100	Shandong Sinocera Functional Material Co., Ltd. Class A	10,748,461
501,257	Tencent Holdings Ltd.	19,372,987
1,017,064	Yum China Holdings, Inc.	49,494,412
		323,666,356
	Denmark - 1.0%
151,055	Ascendis Pharma A/S ADR*(1)	12,919,734
76,247	Genmab A/S*	27,130,200
		40,049,934
	Finland - 1.3%
9,871,388	Nokia Oyj	51,415,913
	France - 6.5%
2,389,271	AXA S.A.	55,054,799
2,071,847	Bureau Veritas S.A.	57,142,798
30,825	Hermes International	42,290,168
1,446,413	Klepierre S.A. REIT	32,139,362
102,525	L'Oreal S.A.	38,760,327
38,166	LVMH Moet Hennessy Louis Vuitton SE	26,500,715
23,579	Schneider Electric SE	3,261,066
		255,149,235
	Germany - 6.9%
4,284,936	Commerzbank AG*	29,356,646
4,167,613	Deutsche Telekom AG	79,180,375
729,700	Infineon Technologies AG	20,011,633
1,618,843	RWE AG	66,595,874
689,632	Siemens AG	76,924,285
		272,068,813
	Hong Kong - 1.9%
2,618,000	Geely Automobile Holdings Ltd.	5,191,216
572,800	Hong Kong Exchanges & Clearing Ltd.	26,286,040
3,940,623	Techtronic Industries Co., Ltd.	43,727,600
		75,204,856
	India - 1.2%
1,480,961	Reliance Industries Ltd.	47,100,963
Shares or Principal Amount		Market Value†
COMMON STOCKS - 97.4% - (continued)
	Ireland - 2.7%
449,631	CRH plc	$ 17,248,238
228,344	Linde plc*(1)	69,150,744
511,923	Smurfit Kappa Group plc	18,555,876
		104,954,858
	Israel - 0.5%
156,324	CyberArk Software Ltd.*	20,342,442
	Italy - 1.5%
273,090	Ferrari N.V.	57,994,002
	Japan - 12.4%
226,500	Bandai Namco Holdings, Inc.	17,694,724
1,577,000	Dai-ichi Life Holdings, Inc.	27,431,722
287,920	Daikin Industries Ltd.	50,494,900
230,698	Eisai Co., Ltd.	10,564,776
115,000	Hoya Corp.	11,522,038
774,700	Kao Corp.	33,695,107
111,194	Keyence Corp.	44,070,863
1,048,700	Mitsubishi Estate Co., Ltd.	15,574,880
11,444,300	Mitsubishi UFJ Financial Group, Inc.	64,482,814
2,810,700	Mitsui Fudosan Co., Ltd. REIT	62,817,495
68,400	Oriental Land Co., Ltd.	10,385,083
779,500	Sony Group Corp.	66,123,355
787,000	Subaru Corp.	13,694,512
455,925	Sysmex Corp.	31,920,142
2,811,115	T&D Holdings, Inc.	31,816,308
		492,288,719
	Macau - 0.2%
4,041,600	Sands China Ltd.*	9,479,734
	Netherlands - 1.5%
136,332	Koninklijke DSM N.V.	21,833,441
353,829	Wolters Kluwer N.V.	38,426,629
		60,260,070
	Norway - 0.9%
946,573	Equinor ASA	36,446,736
	South Korea - 2.4%
2,011,038	Samsung Electronics Co., Ltd.	95,192,768
	Spain - 2.2%
220,159	Iberdrola S.A.(3)	2,346,892
7,925,751	Iberdrola S.A.	84,634,921
		86,981,813
	Sweden - 0.7%
4,221,992	Fastighets AB Balder Class B*	26,970,399
	Switzerland - 9.1%
97,955	Cie Financiere Richemont S.A.	11,811,169
107,723	Lonza Group AG	65,468,795
485,501	Nestle S.A.	59,487,113
1,452,420	Novartis AG	124,805,913
7,674	Partners Group Holding AG	8,378,058
268,899	Roche Holding AG	89,275,683
		359,226,731
	Taiwan - 2.0%
4,595,440	Taiwan Semiconductor Manufacturing Co., Ltd.	78,809,797
	Thailand - 1.2%
12,011,614	Kasikornbank PCL	47,177,814
	United Kingdom - 19.2%
223,808	Allfunds Group plc	1,888,603
1,798,032	Anglo American plc	64,989,595
689,153	AstraZeneca plc	90,652,018
8,876,328	BAE Systems plc	83,426,282
2,601,478	CNH Industrial N.V.	33,513,950

121

The Hartford International Opportunities Fund
Schedule of Investments – (continued)
July 31, 2022  (Unaudited)

Shares or Principal Amount			Market Value†
COMMON STOCKS - 97.4% - (continued)
	United Kingdom - 19.2% - (continued)
1,745,290	Diageo plc		$ 82,677,627
12,330,925	HSBC Holdings plc		77,240,383
1,395,466	Intermediate Capital Group plc		26,013,524
659,253	London Stock Exchange Group plc		64,338,266
3,652,712	Prudential plc		45,053,959
741,492	Rio Tinto plc		44,763,484
2,658,244	Shell plc		70,845,240
1,557,722	Unilever plc		75,865,559
			761,268,490
	United States - 0.7%
500,957	Mosaic Co.		26,380,396
	Total Common Stocks (cost $3,756,680,838)		$ 3,852,190,097
EXCHANGE-TRADED FUNDS - 0.7%
	Other Investment Pools & Funds - 0.7%
594,146	iShares MSCI ACWI ex U.S. ETF(1)		$ 27,639,672
	Total Exchange-Traded Funds (cost $28,669,474)		$ 27,639,672
	Total Long-Term Investments (cost $3,785,350,312)		$ 3,879,829,769
SHORT-TERM INVESTMENTS - 2.9%
	Repurchase Agreements - 1.5%
61,274,534	Fixed Income Clearing Corp. Repurchase Agreement dated 07/29/2022 at 2.230%, due on 08/01/2022 with a maturity value of $61,285,921; collateralized by U.S. Treasury Note at 1.875%, maturing 02/15/2032, with a market value of $62,500,077		$ 61,274,534
	Securities Lending Collateral - 1.4%
26,463,237	Goldman Sachs Financial Square Funds, Government Fund, Institutional Class, 2.06%(4)		26,463,237
18,734,517	HSBC US Government Money Market Fund, 2.18%(4)		18,734,517
8,591,728	Invesco Government & Agency Portfolio, Institutional Class, 2.12%(4)		8,591,728
			53,789,482
	Total Short-Term Investments (cost $115,064,016)		$ 115,064,016
	Total Investments (cost $3,900,414,328)	101.0%	$ 3,994,893,785
	Other Assets and Liabilities	(1.0)%	(40,794,195)
	Total Net Assets	100.0%	$ 3,954,099,590
Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.
Prices of foreign equities that are principally traded on certain foreign markets will generally be adjusted daily pursuant to a fair value pricing service approved by the Board of Directors in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.
Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.
For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
See “Glossary” for abbreviation descriptions.

*	Non-income producing.
(1)	Represents entire or partial securities on loan.
(2)	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions that are exempt from registration (typically only to qualified institutional buyers) or in a public offering registered under the Securities Act of 1933. At July 31, 2022, the aggregate value of this security was $33,977,550, representing 0.9% of net assets.
(3)	This security is valued in good faith at fair value as determined under policies and procedures established by and under the supervision of the Board of Directors. At July 31, 2022, the aggregate fair value of this security was $2,346,892, which represented 0.1% of total net assets. This amount excludes securities that are principally traded in certain foreign markets and whose prices are adjusted pursuant to a third party pricing service methodology approved by the Board of Directors.
(4)	Current yield as of period end.
†	For information regarding the Fund’s significant accounting policies, please refer to the Fund’s most recent shareholder report.

122

The Hartford International Opportunities Fund
Schedule of Investments – (continued)
July 31, 2022  (Unaudited)

Fair Value Summary
The following is a summary of the fair valuations according to the inputs used as of July 31, 2022 in valuing the Fund’s investments.
Description	Total	Level 1	Level 2	Level 3(1)
Assets
Common Stocks
Australia	$ 88,617,828	$ —	$ 88,617,828	$ —
Brazil	55,255,795	55,255,795	—	—
Canada	379,885,635	379,885,635	—	—
China	323,666,356	48,335,615	275,330,741	—
Denmark	40,049,934	12,919,734	27,130,200	—
Finland	51,415,913	—	51,415,913	—
France	255,149,235	—	255,149,235	—
Germany	272,068,813	—	272,068,813	—
Hong Kong	75,204,856	—	75,204,856	—
India	47,100,963	—	47,100,963	—
Ireland	104,954,858	—	104,954,858	—
Israel	20,342,442	20,342,442	—	—
Italy	57,994,002	—	57,994,002	—
Japan	492,288,719	—	492,288,719	—
Macau	9,479,734	—	9,479,734	—
Netherlands	60,260,070	—	60,260,070	—
Norway	36,446,736	—	36,446,736	—
South Korea	95,192,768	—	95,192,768	—
Spain	86,981,813	—	86,981,813	—
Sweden	26,970,399	—	26,970,399	—
Switzerland	359,226,731	—	359,226,731	—
Taiwan	78,809,797	—	78,809,797	—
Thailand	47,177,814	—	47,177,814	—
United Kingdom	761,268,490	—	761,268,490	—
United States	26,380,396	26,380,396	—	—
Exchange-Traded Funds	27,639,672	27,639,672	—	—
Short-Term Investments	115,064,016	53,789,482	61,274,534	—
Total	$ 3,994,893,785	$ 624,548,771	$ 3,370,345,014	$ —

(1)	For the period ended July 31, 2022, there were no transfers in and out of Level 3.
123

The Hartford International Value Fund
Schedule of Investments
July 31, 2022  (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 94.6%
	Argentina - 0.1%
607,078	YPF S.A. ADR*(1)	$ 2,252,259
	Australia - 0.6%
3,397,812	Austal Ltd.	6,383,009
3,199,660	OceanaGold Corp.*	5,821,880
3,317,843	Resolute Mining Ltd.*(1)	651,897
		12,856,786
	Austria - 0.7%
744,697	ams-OSRAM AG*	6,147,142
371,627	Erste Group Bank AG	9,421,738
251,664	Zumtobel Group AG	1,798,207
		17,367,087
	Belgium - 0.8%
303,372	Ageas S.A.	13,240,760
80,118	AGFA-Gevaert N.V.*	289,877
670,138	bpost S.A.	4,205,734
		17,736,371
	Brazil - 2.0%
1,101,977	Atacadao S.A.	3,967,807
6,322,322	Caixa Seguridade Participacoes S/A	9,103,283
1,851,531	Cia de Saneamento Basico do Estado de Sao Paulo	15,984,981
1,131,747	Telefonica Brasil S.A.	9,755,497
3,679,744	Ultrapar Participacoes S.A.	9,024,942
		47,836,510
	Canada - 2.3%
538,492	ARC Resources Ltd.(1)	7,552,471
902,455	Barrick Gold Corp.	14,221,656
532,267	Cameco Corp.	13,708,302
913,631	Centerra Gold, Inc.	5,686,337
558,945	Eldorado Gold Corp.*	3,443,101
1,833,098	Kinross Gold Corp.	6,250,864
1,369,270	Trican Well Service Ltd.*	4,052,582
		54,915,313
	Chile - 0.4%
895,516	Embotelladora Andina S.A. Class B ADR	10,244,703
	China - 1.0%
13,653,124	China BlueChemical Ltd. Class H	3,693,908
105,412,154	China Reinsurance Group Corp. Class H	8,330,271
16,709,073	Dongfeng Motor Group Co., Ltd. Class H	11,545,878
		23,570,057
	Finland - 1.3%
4,033,152	Nokia Oyj	21,006,994
1,204,236	Wartsila OYJ Abp	10,581,058
		31,588,052
	France - 11.7%
1,120,453	AXA S.A.	25,818,048
435,045	BNP Paribas S.A.	20,554,697
690,649	Carrefour S.A.	11,770,070
510,838	Cie de Saint-Gobain	23,820,283
121,757	Criteo S.A. ADR*	3,092,628
80,882	Dassault Aviation S.A.	11,567,956
2,072,509	Engie S.A.	25,641,781
205,355	Imerys S.A.	6,958,746
557,841	Metropole Television S.A.	7,348,147
1,571,342	Orange S.A.	16,056,651
413,585	Quadient S.A.	8,052,346
410,808	Renault S.A.*	12,145,281
399,975	Rexel S.A.*	7,108,533
418,997	SCOR SE	7,373,306
744,557	Societe Generale S.A.	16,682,835
21,028	Sopra Steria Group	3,503,917
1,259,456	Television Francaise	8,675,994
Shares or Principal Amount		Market Value†
COMMON STOCKS - 94.6% - (continued)
	France - 11.7% - (continued)
1,051,058	TotalEnergies SE	$ 53,685,261
181,303	Vicat S.A.	4,726,890
		274,583,370
	Germany - 3.5%
1,482,053	Ceconomy AG	2,989,051
157,811	Continental AG	11,242,637
694,165	Daimler Truck Holding AG*	18,968,028
661,111	Fresenius SE & Co. KGaA	16,917,140
375,521	HeidelbergCement AG	19,127,913
231,030	Mercedes-Benz Group AG	13,624,759
		82,869,528
	Hong Kong - 1.7%
2,613,899	CK Asset Holdings Ltd.	18,505,692
1,697,747	Dah Sing Financial Holdings Ltd.	4,458,369
1,695,868	G-Resources Group Ltd.	493,340
4,967,940	Pacific Basin Shipping Ltd.	2,375,846
4,410,575	PAX Global Technology Ltd.	4,126,598
7,637,033	WH Group Ltd.(2)	5,783,807
3,809,161	Yue Yuen Industrial Holdings Ltd.	5,066,006
		40,809,658
	Hungary - 0.1%
3,184,476	Magyar Telekom Telecommunications plc	2,515,920
	India - 0.6%
2,523,739	Canara Bank	7,118,202
2,968,055	Oil & Natural Gas Corp. Ltd.	5,038,536
709,887	Zee Entertainment Enterprises Ltd.	2,223,845
		14,380,583
	Indonesia - 0.8%
32,179,762	Bank Mandiri Persero Tbk PT	18,012,886
11,745,882	Perusahaan Perkebunan London Sumatra Indonesia Tbk PT	998,526
		19,011,412
	Ireland - 1.0%
4,856,000	AIB Group plc	11,045,687
2,316,111	Bank of Ireland Group plc	13,266,125
		24,311,812
	Italy - 3.2%
966,135	Assicurazioni Generali S.p.A.	14,443,375
5,751,747	BPER Banca	7,984,099
254,517	De' Longhi S.p.A.	4,840,814
2,242,246	Eni S.p.A.	26,953,095
2,163,100	UniCredit S.p.A.	21,392,380
		75,613,763
	Japan - 29.6%
265,497	Adastria Co., Ltd.	3,987,196
323,820	Aeon Delight Co., Ltd.	7,008,359
692,376	Alfresa Holdings Corp.	9,240,374
871,940	Alps Alpine Co., Ltd.	9,074,695
672,888	ASKUL Corp.	8,876,932
55,349	Benesse Holdings, Inc.	997,502
952,209	Chiyoda Corp.*	2,930,197
130,781	Chubu Steel Plate Co., Ltd.	865,098
1,239,697	Citizen Watch Co., Ltd.	5,434,841
130,413	CMIC Holdings Co., Ltd.	1,501,592
336,479	Cosel Co., Ltd.	2,195,200
948,523	Dai-ichi Life Holdings, Inc.	16,499,441
687,889	DeNA Co., Ltd.	10,160,898
111,061	Eisai Co., Ltd.	5,086,020
33,547	Enplas Corp.	752,315
459,149	Fuji Media Holdings, Inc.	3,996,575
1,732,362	Hino Motors Ltd.*	9,003,454
257,379	Hisaka Works Ltd.	1,646,263
1,289,321	Honda Motor Co., Ltd.	33,041,658

124

The Hartford International Value Fund
Schedule of Investments – (continued)
July 31, 2022  (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 94.6% - (continued)
	Japan - 29.6% - (continued)
384,750	Ichiyoshi Securities Co., Ltd.	$ 1,813,142
1,168,488	Inpex Corp.	13,392,944
1,219,136	Isuzu Motors Ltd.	13,372,216
751,662	Japan Airlines Co., Ltd.*	13,021,198
221,478	Japan Petroleum Exploration Co., Ltd.	5,843,990
1,299,997	JGC Holdings Corp.	15,987,892
226,900	Kamigumi Co., Ltd.	4,613,878
794,549	Kirin Holdings Co., Ltd.	13,069,020
261,870	Kissei Pharmaceutical Co., Ltd.	5,551,964
435,037	Kyoei Steel Ltd.	4,824,073
283,541	Makino Milling Machine Co., Ltd.	9,653,155
487,656	Makita Corp.	11,917,559
481,329	Maruichi Steel Tube Ltd.	10,653,836
506,027	Maxell Ltd.	5,292,891
186,490	Miraial Co., Ltd.	2,566,711
1,182,451	Mitsubishi Estate Co., Ltd.	17,561,298
241,400	Mitsubishi Heavy Industries Ltd.	8,963,776
4,946,010	Mitsubishi UFJ Financial Group, Inc.	27,868,252
593,011	MS&AD Insurance Group Holdings, Inc.	19,232,140
487,889	Nakayama Steel Works Ltd.	1,658,997
187,516	Neturen Co., Ltd.	953,626
317,137	Nichicon Corp.	3,042,573
731,330	Nikon Corp.	8,422,396
316,089	Nippon Chemi-Con Corp.*	4,135,638
869,716	Nippon Television Holdings, Inc.	8,100,857
2,930,518	Nissan Motor Co., Ltd.	11,144,352
934,130	NOK Corp.	8,388,069
1,403,242	Nomura Holdings, Inc.	5,354,086
210,656	OKUMA Corp.	8,276,996
661,149	Ono Pharmaceutical Co., Ltd.	18,590,781
131,570	OSG Corp.	1,805,747
305,667	Paramount Bed Holdings Co., Ltd.	5,666,382
5,206,402	Resona Holdings, Inc.	20,233,364
178,557	Sanyo Shokai Ltd.	1,174,419
77,735	Shimamura Co., Ltd.	7,454,280
708,564	Stanley Electric Co., Ltd.	12,451,122
826,668	Subaru Corp.	14,384,771
1,320,660	Sumitomo Electric Industries Ltd.	14,723,757
527,728	Sumitomo Heavy Industries Ltd.	12,074,334
482,706	Sumitomo Mitsui Financial Group, Inc.	15,143,496
566,696	Sumitomo Mitsui Trust Holdings, Inc.	18,615,536
795,803	Sumitomo Rubber Industries Ltd.	7,175,261
281,351	Sundrug Co., Ltd.	6,599,708
1,811,358	T&D Holdings, Inc.	20,501,020
289,629	Tachi-S Co., Ltd.	2,578,944
544,061	Taiheiyo Cement Corp.	8,162,581
577,192	Takeda Pharmaceutical Co., Ltd.	16,934,924
85,431	Tamron Co., Ltd.	1,846,570
708,753	THK Co., Ltd.	15,036,576
912,235	Tochigi Bank Ltd.	2,048,728
687,907	Tokai Rika Co., Ltd.	7,570,673
120,555	Tokyo Seimitsu Co., Ltd.	4,188,321
434,055	Toyoda Gosei Co., Ltd.	6,849,906
770,275	TS Tech Co., Ltd.	8,783,374
189,021	Tsuruha Holdings, Inc.	10,769,181
569,907	TV Asahi Holdings Corp.	6,401,563
447,669	Unipres Corp.	2,815,319
402,887	Ushio, Inc.	5,570,376
456,685	Xebio Holdings Co., Ltd.	3,165,229
824,085	Yamato Holdings Co., Ltd.	14,420,663
71,498	Yamato Kogyo Co., Ltd.	2,444,937
158,145	Yodogawa Steel Works Ltd.	2,836,987
		695,994,965
	Jersey - 0.3%
6,212,147	Centamin plc	6,280,929
Shares or Principal Amount		Market Value†
COMMON STOCKS - 94.6% - (continued)
	Luxembourg - 0.5%
270,821	RTL Group S.A.*	$ 10,638,202
	Malaysia - 0.5%
9,949,644	CIMB Group Holdings Bhd	11,656,650
	Mexico - 0.1%
84,126	America Movil S.A.B. de C.V. Class L ADR	1,592,505
	Netherlands - 2.5%
1,116,747	ABN Amro Bank N.V. ADR(2)	11,388,467
565,148	Fugro N.V.*	6,726,565
1,449,921	ING Groep N.V.	14,084,277
1,020,587	Koninklijke Philips N.V.	21,122,323
1,860,255	PostNL N.V.	4,893,029
		58,214,661
	Norway - 0.1%
419,404	Norsk Hydro ASA	2,841,559
	Philippines - 0.2%
2,813,327	Security Bank Corp.	4,624,742
	Russia - 0.1%
662,901	Gazprom PJSC ADR(3)(4)	—
48,850	Lukoil PJSC ADR(3)(4)	—
709,487	Mobile TeleSystems PJSC ADR*(3)(4)	—
441,290	Sberbank of Russia PJSC ADR*(3)(4)	—
1,792,255	Surgutneftegas PJSC ADR(3)(4)	—
4,640,281	VEON Ltd. ADR*	2,245,896
894,717	VK Co., Ltd. GDR*(3)(4)	—
		2,245,896
	South Africa - 1.2%
248,219	Astral Foods Ltd.	2,986,543
1,514,659	Harmony Gold Mining Co., Ltd. ADR(1)	4,952,935
303,367	MTN Group Ltd.	2,546,094
4,665,485	Nampak Ltd.*	690,559
8,363,703	Netcare Ltd.	7,665,728
14,266,964	Old Mutual Ltd.	9,731,306
		28,573,165
	South Korea - 4.1%
196,240	Coway Co., Ltd.	9,680,783
1,237,669	DGB Financial Group, Inc.	7,370,166
319,433	Hankook Tire & Technology Co., Ltd.	8,562,598
74,603	Hyundai Mobis Co., Ltd.	13,130,657
449,148	KB Financial Group, Inc.	16,704,681
640,594	KT Corp.	18,619,219
664,043	Shinhan Financial Group Co., Ltd.	18,287,218
775,859	Tongyang Life Insurance Co., Ltd.	3,231,694
		95,587,016
	Spain - 1.2%
5,156,532	CaixaBank S.A.	15,483,694
2,963,681	Prosegur Cia de Seguridad S.A.	5,285,377
9,431,702	Unicaja Banco S.A.(2)	8,158,495
		28,927,566
	Sweden - 0.6%
886,513	SKF AB Class B	14,919,515
	Switzerland - 6.1%
502,659	Adecco Group AG*	17,707,171
256,406	GAM Holding AG*(1)	285,539
475,500	Holcim AG*	22,295,550
83,856	Implenia AG*(1)	2,217,752
74,804	Julius Baer Group Ltd.*	3,868,118
533,865	Novartis AG	45,874,822
52,504	Swatch Group AG	13,977,447
2,241,346	UBS Group AG	36,624,317
		142,850,716

125

The Hartford International Value Fund
Schedule of Investments – (continued)
July 31, 2022  (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 94.6% - (continued)
	Taiwan - 1.3%
2,030,534	Catcher Technology Co., Ltd.	$ 11,597,249
4,091,325	Foxconn Technology Co., Ltd.	6,750,851
3,603,009	Hon Hai Precision Industry Co., Ltd.	13,168,081
		31,516,181
	Thailand - 0.7%
2,973,735	Kasikornbank PCL	11,679,889
1,273,118	Kasikornbank PCL NVDR	5,103,444
		16,783,333
	Turkey - 1.2%
3,093,802	Anadolu Efes Biracilik Ve Malt Sanayii AS	6,357,224
982,289	Coca-Cola Icecek AS	7,970,058
11,207,216	Turk Telekomunikasyon AS(1)	5,680,112
4,543,763	Turkcell Iletisim Hizmetleri AS	4,317,261
3,264,206	Ulker Biskuvi Sanayi AS*	2,689,360
		27,014,015
	United Kingdom - 12.5%
505,221	Anglo American plc	18,261,137
2,512,542	Babcock International Group plc*	10,507,705
9,408,939	BP plc	46,049,791
1,505,016	British Land Co. plc REIT	9,049,265
7,427,600	BT Group plc	14,664,479
4,435,939	Centrica plc	4,753,101
2,036,179	easyJet plc*	9,945,141
460,483	Endeavour Mining plc	9,083,441
6,218,298	Hays plc	9,701,592
3,894,711	J Sainsbury plc	10,506,257
2,297,673	Kingfisher plc	7,269,541
1,031,282	Land Securities Group plc REIT	9,215,566
1,352,926	Marks & Spencer Group plc*	2,345,538
1,200,530	Pagegroup plc	6,682,110
1,872,041	Provident Financial plc	4,423,923
2,582,161	Shell plc	68,882,534
2,911,997	SIG plc*	1,295,884
3,523,872	Standard Chartered plc	24,288,953
775,569	SThree plc	3,562,201
2,057,362	WPP plc	22,203,840
		292,691,999
	Total Common Stocks (cost $2,371,213,428)	$ 2,225,416,799
CLOSED END FUNDS - 0.3%
	Canada - 0.3%
649,619	Sprott Physical Uranium Trust *	$ 7,609,453
	Total Closed End Funds (cost $5,033,344)	$ 7,609,453
PREFERRED STOCKS - 0.9%
	Germany - 0.9%
245,892	Fuchs Petrolub SE (Preference Shares)	$ 7,367,670
204,527	Henkel AG & Co. KGaA (Preference Shares)	13,065,859
		20,433,529
	Total Preferred Stocks (cost $22,476,377)	$ 20,433,529
	Total Long-Term Investments (cost $2,398,723,149)	$ 2,253,459,781
Shares or Principal Amount			Market Value†
SHORT-TERM INVESTMENTS - 3.1%
	Repurchase Agreements - 2.9%
68,840,096	Fixed Income Clearing Corp. Repurchase Agreement dated 07/29/2022 at 2.230%, due on 08/01/2022 with a maturity value of $68,852,889; collateralized by U.S. Treasury Note at 0.625%, maturing 07/15/2032, with a market value of $63,459,603 and collateralized by U.S. Treasury Bond at 1.125%, maturing 08/15/2040, with a market value of $6,757,350		$ 68,840,096
	Securities Lending Collateral - 0.2%
1,670,961	Goldman Sachs Financial Square Funds, Government Fund, Institutional Class, 2.06%(5)		1,670,961
1,182,949	HSBC US Government Money Market Fund, 2.18%(5)		1,182,949
542,505	Invesco Government & Agency Portfolio, Institutional Class, 2.12%(5)		542,505
			3,396,415
	Total Short-Term Investments (cost $72,236,511)		$ 72,236,511
	Total Investments (cost $2,470,959,660)	98.9%	$ 2,325,696,292
	Other Assets and Liabilities	1.1%	26,339,195
	Total Net Assets	100.0%	$ 2,352,035,487
Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.
Prices of foreign equities that are principally traded on certain foreign markets will generally be adjusted daily pursuant to a fair value pricing service approved by the Board of Directors in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.
Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.
For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
See “Glossary” for abbreviation descriptions.

*	Non-income producing.
(1)	Represents entire or partial securities on loan.
(2)	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions that are exempt from registration (typically only to qualified institutional buyers) or in a public offering registered under the Securities Act of 1933. At July 31, 2022, the aggregate value of these securities was $25,330,769, representing 1.1% of net assets.
(3)	These securities are valued in good faith at fair value as determined under policies and procedures established by and under the supervision of the Board of Directors. At July 31, 2022, the aggregate fair value of these securities are $0, which represented 0.0% of total net assets. This amount excludes securities that are principally traded in certain foreign markets and whose prices are adjusted pursuant to a third party pricing service methodology approved by the Board of Directors.
(4)	Investment valued using significant unobservable inputs.
(5)	Current yield as of period end.

126

The Hartford International Value Fund
Schedule of Investments – (continued)
July 31, 2022  (Unaudited)

Futures Contracts Outstanding at July 31, 2022
Description	Number of Contracts	Expiration Date	Current Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Long position contracts:
MSCI EAFE Index Future	459	09/16/2022	$ 44,800,695	$ 2,226,959
Total futures contracts				$ 2,226,959
† For information regarding the Fund’s significant accounting policies, please refer to the Fund’s most recent shareholder report.
Fair Value Summary
The following is a summary of the fair valuations according to the inputs used as of July 31, 2022 in valuing the Fund’s investments.
Description	Total	Level 1	Level 2	Level 3(1)
Assets
Common Stocks
Argentina	$ 2,252,259	$ 2,252,259	$ —	$ —
Australia	12,856,786	5,821,880	7,034,906	—
Austria	17,367,087	—	17,367,087	—
Belgium	17,736,371	—	17,736,371	—
Brazil	47,836,510	47,836,510	—	—
Canada	54,915,313	54,915,313	—	—
Chile	10,244,703	10,244,703	—	—
China	23,570,057	—	23,570,057	—
Finland	31,588,052	—	31,588,052	—
France	274,583,370	3,092,628	271,490,742	—
Germany	82,869,528	—	82,869,528	—
Hong Kong	40,809,658	5,066,006	35,743,652	—
Hungary	2,515,920	—	2,515,920	—
India	14,380,583	—	14,380,583	—
Indonesia	19,011,412	—	19,011,412	—
Ireland	24,311,812	—	24,311,812	—
Italy	75,613,763	—	75,613,763	—
Japan	695,994,965	—	695,994,965	—
Jersey	6,280,929	—	6,280,929	—
Luxembourg	10,638,202	—	10,638,202	—
Malaysia	11,656,650	—	11,656,650	—
Mexico	1,592,505	1,592,505	—	—
Netherlands	58,214,661	—	58,214,661	—
Norway	2,841,559	—	2,841,559	—
Philippines	4,624,742	—	4,624,742	—
Russia	2,245,896	2,245,896	—	—
South Africa	28,573,165	8,630,037	19,943,128	—
South Korea	95,587,016	—	95,587,016	—
Spain	28,927,566	—	28,927,566	—
Sweden	14,919,515	—	14,919,515	—
Switzerland	142,850,716	285,539	142,565,177	—
Taiwan	31,516,181	—	31,516,181	—
Thailand	16,783,333	—	16,783,333	—
Turkey	27,014,015	—	27,014,015	—
United Kingdom	292,691,999	9,083,441	283,608,558	—
Closed End Funds	7,609,453	7,609,453	—	—
Preferred Stocks	20,433,529	—	20,433,529	—
Short-Term Investments	72,236,511	3,396,415	68,840,096	—
Futures Contracts(2)	2,226,959	2,226,959	—	—
Total	$ 2,327,923,251	$ 164,299,544	$ 2,163,623,707	$ —

(1)	For the period ended July 31, 2022, investments valued at $34,269,281 were transferred into Level 3 due to the unavailability of active market pricing. There were no transfers out of Level 3.
(2)	Derivative instruments (excluding purchased and written options, if applicable) are valued at the unrealized appreciation/(depreciation) on the investments.
Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the period ended July 31, 2022 is not presented.
127

The Hartford MidCap Fund
Schedule of Investments
July 31, 2022  (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 99.8%
	Automobiles & Components - 0.0%
2,051,330	Arrival S.A.*(1)	$ 3,220,588
	Banks - 3.9%
122,421	First Citizens BancShares, Inc. Class A	92,633,522
700,839	First Republic Bank	114,033,514
751,092	M&T Bank Corp.	133,281,275
		339,948,311
	Capital Goods - 11.9%
1,108,071	Axon Enterprise, Inc.*	122,098,344
1,056,246	Builders FirstSource, Inc.*	71,824,728
1,033,220	Graco, Inc.	69,391,055
745,829	IDEX Corp.	155,691,804
3,191,130	Ingersoll Rand, Inc.	158,918,274
479,631	Lennox International, Inc.	114,886,013
770,639	Lincoln Electric Holdings, Inc.	108,999,180
359,257	Middleby Corp.*	51,980,895
267,306	Watsco, Inc.	73,228,479
1,184,248	Westinghouse Air Brake Technologies Corp.	110,691,661
		1,037,710,433
	Commercial & Professional Services - 3.2%
5,656,736	Dun & Bradstreet Holdings, Inc.*	89,150,159
2,362,332	GFL Environmental, Inc.	65,318,480
424,044	Robert Half International, Inc.	33,558,842
438,181	Science Applications International Corp.	42,446,593
654,638	TransUnion	51,866,969
		282,341,043
	Consumer Durables & Apparel - 4.4%
849,537	Carter's, Inc.	69,220,275
37,391	NVR, Inc.*	164,262,402
4,004,119	Vizio Holding Corp. Class A*(1)	36,677,730
2,302,682	YETI Holdings, Inc.*	116,907,165
		387,067,572
	Consumer Services - 3.0%
1,075,229	Choice Hotels International, Inc.	129,962,929
629,465	Hyatt Hotels Corp. Class A*	52,088,229
597,004	Wingstop, Inc.	75,329,965
		257,381,123
	Diversified Financials - 2.6%
314,991	Credit Acceptance Corp.*(1)	181,406,467
601,876	Hamilton Lane, Inc. Class A	45,483,769
		226,890,236
	Energy - 4.6%
3,006,785	Coterra Energy, Inc.	91,977,553
3,525,837	Marathon Oil Corp.	87,440,758
1,010,416	Ovintiv, Inc.	51,622,154
749,660	PDC Energy, Inc.	49,245,165
1,673,603	Targa Resources Corp.	115,662,703
		395,948,333
	Health Care Equipment & Services - 4.7%
1,398,014	Inari Medical, Inc.*(1)	108,457,926
437,186	Insulet Corp.*	108,334,691
1,890,166	Integra LifeSciences Holdings Corp.*	104,034,737
373,581	Teleflex, Inc.	89,831,287
		410,658,641
	Insurance - 3.8%
477,459	Globe Life, Inc.	48,094,445
116,362	Markel Corp.*	150,937,805
59,813	White Mountains Insurance Group Ltd.	74,134,027
982,261	WR Berkley Corp.	61,420,780
		334,587,057
Shares or Principal Amount		Market Value†
COMMON STOCKS - 99.8% - (continued)
	Materials - 4.4%
6,300,477	Element Solutions, Inc.	$ 124,497,425
794,415	FMC Corp.	88,259,506
2,157,514	Silgan Holdings, Inc.	96,009,373
933,829	Steel Dynamics, Inc.	72,726,603
		381,492,907
	Media & Entertainment - 3.0%
106,663	Cable One, Inc.	146,840,819
2,816,959	Cargurus, Inc.*	68,423,934
729,761	Roku, Inc.*	47,813,941
		263,078,694
	Pharmaceuticals, Biotechnology & Life Sciences - 12.2%
166,646	Alnylam Pharmaceuticals, Inc.*	23,670,398
1,736,523	Apellis Pharmaceuticals, Inc.*	97,731,514
272,449	Bio-Techne Corp.	104,969,151
658,269	Exact Sciences Corp.*	29,687,932
371,634	ICON plc*	89,656,703
1,086,307	Jazz Pharmaceuticals plc*	169,529,070
1,547,244	PTC Therapeutics, Inc.*	67,382,476
1,441,286	Reata Pharmaceuticals, Inc. Class A*	44,218,654
364,800	Repligen Corp.*	77,833,728
1,162,394	Sage Therapeutics, Inc.*	39,997,978
961,292	Syneos Health, Inc.*	76,076,649
1,636,507	Ultragenyx Pharmaceutical, Inc.*	87,193,093
685,853	United Therapeutics Corp.*	158,480,053
		1,066,427,399
	Real Estate - 1.8%
2,106,657	Host Hotels & Resorts, Inc. REIT	37,519,561
2,135,912	Kimco Realty Corp. REIT	47,225,014
1,430,966	Redfin Corp.*(1)	12,449,404
934,384	Rexford Industrial Realty, Inc. REIT	61,118,058
		158,312,037
	Retailing - 3.7%
1,071,878	CarMax, Inc.*	106,694,736
2,279,557	Chewy, Inc. Class A*(1)	88,469,607
1,177,783	Etsy, Inc.*	122,159,653
		317,323,996
	Semiconductors & Semiconductor Equipment - 2.6%
985,350	MKS Instruments, Inc.	116,468,370
740,109	Synaptics, Inc.*	107,278,799
		223,747,169
	Software & Services - 14.4%
2,292,334	Dynatrace, Inc.*	86,260,528
111,221	Fair Isaac Corp.*	51,387,439
4,136,250	Genpact Ltd.	198,870,900
944,298	Guidewire Software, Inc.*	73,390,840
4,999,873	Informatica, Inc. Class A*(1)	114,497,092
1,416,447	LiveRamp Holdings, Inc.*	37,691,655
290,820	MongoDB, Inc. Class A*	90,872,525
2,272,695	Nuvei Corp.*(1)(2)	79,271,602
3,950,722	Olo, Inc. Class A*(1)	42,312,233
1,016,601	Q2 Holdings, Inc.*	44,628,784
2,344,533	Shift4 Payments, Inc. Class A*	85,411,337
3,127,790	Teradata Corp.*	119,763,079
234,878	VeriSign, Inc.*	44,429,522
1,117,417	WEX, Inc.*	185,725,880
		1,254,513,416
	Technology Hardware & Equipment - 8.4%
506,176	CDW Corp.	91,886,129
6,046,940	CommScope Holding Co., Inc.*	54,603,868
915,958	F5, Inc.*	153,294,731

128

The Hartford MidCap Fund
Schedule of Investments – (continued)
July 31, 2022  (Unaudited)

Shares or Principal Amount			Market Value†
COMMON STOCKS - 99.8% - (continued)
	Technology Hardware & Equipment - 8.4% - (continued)
7,369,119	Flex Ltd.*		$ 123,801,199
2,628,242	II-VI, Inc.*		138,350,659
1,881,047	Lumentum Holdings, Inc.*		170,159,512
			732,096,098
	Transportation - 5.0%
199,295	AMERCO		107,037,359
598,024	CH Robinson Worldwide, Inc.		66,201,257
629,432	Expeditors International of Washington, Inc.		66,877,150
570,260	J.B. Hunt Transport Services, Inc.		104,511,550
1,703,118	Knight-Swift Transportation Holdings, Inc.		93,586,334
			438,213,650
	Utilities - 2.2%
998,072	Black Hills Corp.		77,051,158
1,574,205	NiSource, Inc.		47,855,832
1,622,393	UGI Corp.		70,022,482
			194,929,472
	Total Common Stocks (cost $7,031,573,373)		$ 8,705,888,175
SHORT-TERM INVESTMENTS - 1.8%
	Repurchase Agreements - 0.0%
$ 895,020	Fixed Income Clearing Corp. Repurchase Agreement dated 07/29/2022 at 2.230%, due on 08/01/2022 with a maturity value of $895,186; collateralized by U.S. Treasury Note at 1.875%, maturing 02/15/2032, with a market value of $912,977		$ 895,020
	Securities Lending Collateral - 1.8%
77,031,991	Goldman Sachs Financial Square Funds, Government Fund, Institutional Class, 2.06%(3)		77,031,991
54,534,413	HSBC US Government Money Market Fund, 2.18%(3)		54,534,413
25,009,711	Invesco Government & Agency Portfolio, Institutional Class, 2.12%(3)		25,009,711
			156,576,115
	Total Short-Term Investments (cost $157,471,135)		$ 157,471,135
	Total Investments (cost $7,189,044,508)	101.6%	$ 8,863,359,310
	Other Assets and Liabilities	(1.6)%	(143,626,512)
	Total Net Assets	100.0%	$ 8,719,732,798
Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.
Prices of foreign equities that are principally traded on certain foreign markets will generally be adjusted daily pursuant to a fair value pricing service approved by the Board of Directors in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.
Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.
For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
See “Glossary” for abbreviation descriptions.

*	Non-income producing.
(1)	Represents entire or partial securities on loan.
(2)	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions that are exempt from registration (typically only to qualified institutional buyers) or in a public offering registered under the Securities Act of 1933. At July 31, 2022, the aggregate value of this security was $79,271,602, representing 0.9% of net assets.
(3)	Current yield as of period end.
†	For information regarding the Fund’s significant accounting policies, please refer to the Fund’s most recent shareholder report.

129

The Hartford MidCap Fund
Schedule of Investments – (continued)
July 31, 2022  (Unaudited)

Fair Value Summary
The following is a summary of the fair valuations according to the inputs used as of July 31, 2022 in valuing the Fund’s investments.
Description	Total	Level 1	Level 2	Level 3(1)
Assets
Common Stocks
Automobiles & Components	$ 3,220,588	$ 3,220,588	$ —	$ —
Banks	339,948,311	339,948,311	—	—
Capital Goods	1,037,710,433	1,037,710,433	—	—
Commercial & Professional Services	282,341,043	282,341,043	—	—
Consumer Durables & Apparel	387,067,572	387,067,572	—	—
Consumer Services	257,381,123	257,381,123	—	—
Diversified Financials	226,890,236	226,890,236	—	—
Energy	395,948,333	395,948,333	—	—
Health Care Equipment & Services	410,658,641	410,658,641	—	—
Insurance	334,587,057	334,587,057	—	—
Materials	381,492,907	381,492,907	—	—
Media & Entertainment	263,078,694	263,078,694	—	—
Pharmaceuticals, Biotechnology & Life Sciences	1,066,427,399	1,066,427,399	—	—
Real Estate	158,312,037	158,312,037	—	—
Retailing	317,323,996	317,323,996	—	—
Semiconductors & Semiconductor Equipment	223,747,169	223,747,169	—	—
Software & Services	1,254,513,416	1,254,513,416	—	—
Technology Hardware & Equipment	732,096,098	732,096,098	—	—
Transportation	438,213,650	438,213,650	—	—
Utilities	194,929,472	194,929,472	—	—
Short-Term Investments	157,471,135	156,576,115	895,020	—
Total	$ 8,863,359,310	$ 8,862,464,290	$ 895,020	$ —

(1)	For the period ended July 31, 2022, there were no transfers in and out of Level 3.
130

The Hartford MidCap Value Fund
Schedule of Investments
July 31, 2022  (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 99.6%
	Automobiles & Components - 2.2%
355,717	Gentex Corp.	$ 10,038,334
79,317	Visteon Corp.*	10,119,263
		20,157,597
	Banks - 7.9%
454,542	Cadence Bank	11,863,546
100,708	M&T Bank Corp.	17,870,634
126,123	SouthState Corp.	10,691,447
299,097	Synovus Financial Corp.	12,077,537
167,774	Western Alliance Bancorp	12,814,578
129,543	Zions Bancorp NA	7,066,571
		72,384,313
	Capital Goods - 17.5%
345,269	AerCap Holdings N.V.*	15,488,767
262,780	Builders FirstSource, Inc.*	17,869,040
81,355	Curtiss-Wright Corp.	11,669,561
148,089	Esab Corp.	6,104,229
360,084	Howmet Aerospace, Inc.	13,369,919
312,886	Ingersoll Rand, Inc.	15,581,723
243,449	Johnson Controls International plc	13,124,336
39,151	L3Harris Technologies, Inc.	9,395,066
93,067	Middleby Corp.*	13,465,864
59,088	Regal-Beloit Corp.	7,935,518
425,258	Spirit AeroSystems Holdings, Inc. Class A	13,956,968
22,617	United Rentals, Inc.*	7,297,827
153,756	Westinghouse Air Brake Technologies Corp.	14,371,573
		159,630,391
	Commercial & Professional Services - 2.9%
139,100	Clean Harbors, Inc.*	13,574,769
125,207	Leidos Holdings, Inc.	13,397,149
		26,971,918
	Consumer Durables & Apparel - 3.2%
70,660	Columbia Sportswear Co.	5,229,547
199,405	Lennar Corp. Class A	16,949,425
222,956	Steven Madden Ltd.	7,067,705
		29,246,677
	Diversified Financials - 2.8%
163,694	Ares Management Corp. Class A	11,728,675
227,791	Voya Financial, Inc.	13,703,907
		25,432,582
	Energy - 4.0%
469,649	Coterra Energy, Inc.	14,366,563
105,143	Delek U.S. Holdings, Inc.	2,803,112
76,309	Diamondback Energy, Inc.	9,769,078
381,271	Marathon Oil Corp.	9,455,521
		36,394,274
	Food & Staples Retailing - 1.4%
409,580	U.S. Foods Holding Corp.*	12,901,770
	Food, Beverage & Tobacco - 1.0%
232,642	Keurig Dr Pepper, Inc.	9,012,551
	Health Care Equipment & Services - 9.0%
210,304	Centene Corp.*	19,551,963
136,212	Dentsply Sirona, Inc.	4,925,426
333,332	Encompass Health Corp.	16,873,266
228,611	Enhabit, Inc.	4,002,978
136,619	Haemonetics Corp.*	9,493,654
249,619	Integra LifeSciences Holdings Corp.*	13,739,030
40,647	Molina Healthcare, Inc.*	13,320,835
		81,907,152
	Insurance - 9.9%
3,555,135	Aegon N.V. ADR	15,642,594
9,812	Alleghany Corp.*	8,217,354
Shares or Principal Amount		Market Value†
COMMON STOCKS - 99.6% - (continued)
	Insurance - 9.9% - (continued)
106,101	Arthur J Gallagher & Co.	$ 18,991,018
33,724	Everest Re Group Ltd.	8,813,768
138,158	Globe Life, Inc.	13,916,655
82,037	Hanover Insurance Group, Inc.	11,195,589
281,195	Kemper Corp.	13,159,926
		89,936,904
	Materials - 3.6%
85,051	Celanese Corp. Class A	9,994,343
101,377	FMC Corp.	11,262,984
61,043	Reliance Steel & Aluminum Co.	11,613,431
		32,870,758
	Media & Entertainment - 2.8%
297,338	Cargurus, Inc.*	7,222,340
111,748	Electronic Arts, Inc.	14,664,690
47,518	Match Group, Inc.*	3,483,545
		25,370,575
	Pharmaceuticals, Biotechnology & Life Sciences - 2.4%
205,217	Avantor, Inc.*	5,955,397
201,228	Syneos Health, Inc.*	15,925,184
		21,880,581
	Real Estate - 8.1%
301,827	Americold Realty Trust, Inc. REIT	9,884,834
351,202	Essential Properties Realty Trust, Inc. REIT	8,470,992
275,489	Gaming and Leisure Properties, Inc. REIT	14,322,673
161,422	Ryman Hospitality Properties, Inc. REIT*	14,292,304
307,759	Welltower, Inc. REIT	26,571,912
		73,542,715
	Retailing - 3.2%
76,724	CarMax, Inc.*	7,637,107
44,582	Dollar Tree, Inc.*	7,372,079
34,059	Five Below, Inc.*	4,327,877
119,179	Ross Stores, Inc.	9,684,486
		29,021,549
	Semiconductors & Semiconductor Equipment - 3.2%
244,133	Allegro MicroSystems, Inc.*	6,061,822
95,712	Cirrus Logic, Inc.*	8,179,547
84,134	MKS Instruments, Inc.	9,944,639
31,905	Synaptics, Inc.*	4,624,630
		28,810,638
	Software & Services - 1.2%
48,528	FleetCor Technologies, Inc.*	10,680,527
	Technology Hardware & Equipment - 6.1%
82,015	F5, Inc.*	13,726,030
157,483	II-VI, Inc.*	8,289,905
182,536	Lumentum Holdings, Inc.*	16,512,207
201,293	National Instruments Corp.	7,649,134
197,345	Western Digital Corp.*	9,689,640
		55,866,916
	Transportation - 1.5%
387,120	JetBlue Airways Corp.*	3,259,551
188,835	Knight-Swift Transportation Holdings, Inc.	10,376,483
		13,636,034
	Utilities - 5.7%
238,455	Alliant Energy Corp.	14,529,063
209,919	Evergy, Inc.	14,329,071
202,217	Portland General Electric Co.	10,381,821
74,691	Sempra Energy	12,383,768
		51,623,723
	Total Common Stocks (cost $784,217,825)	$ 907,280,145

131

The Hartford MidCap Value Fund
Schedule of Investments – (continued)
July 31, 2022  (Unaudited)

Shares or Principal Amount			Market Value†
SHORT-TERM INVESTMENTS - 0.3%
	Repurchase Agreements - 0.3%
$ 2,443,982	Fixed Income Clearing Corp. Repurchase Agreement dated 07/29/2022 at 2.230%, due on 01/08/2022 with a maturity value of $2,444,436; collateralized by U.S. Treasury Bond at 1.125%, maturing 08/15/2040, with a market value of $2,492,902		$ 2,443,982
	Total Short-Term Investments (cost $2,443,982)		$ 2,443,982
	Total Investments (cost $786,661,807)	99.9%	$ 909,724,127
	Other Assets and Liabilities	0.1%	590,885
	Total Net Assets	100.0%	$ 910,315,012
Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.
Prices of foreign equities that are principally traded on certain foreign markets will generally be adjusted daily pursuant to a fair value pricing service approved by the Board of Directors in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.
Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.
For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
See “Glossary” for abbreviation descriptions.

*	Non-income producing.
†	For information regarding the Fund’s significant accounting policies, please refer to the Fund’s most recent shareholder report.

Fair Value Summary
The following is a summary of the fair valuations according to the inputs used as of July 31, 2022 in valuing the Fund’s investments.
Description	Total	Level 1	Level 2	Level 3(1)
Assets
Common Stocks
Automobiles & Components	$ 20,157,597	$ 20,157,597	$ —	$ —
Banks	72,384,313	72,384,313	—	—
Capital Goods	159,630,391	159,630,391	—	—
Commercial & Professional Services	26,971,918	26,971,918	—	—
Consumer Durables & Apparel	29,246,677	29,246,677	—	—
Diversified Financials	25,432,582	25,432,582	—	—
Energy	36,394,274	36,394,274	—	—
Food & Staples Retailing	12,901,770	12,901,770	—	—
Food, Beverage & Tobacco	9,012,551	9,012,551	—	—
Health Care Equipment & Services	81,907,152	81,907,152	—	—
Insurance	89,936,904	89,936,904	—	—
Materials	32,870,758	32,870,758	—	—
Media & Entertainment	25,370,575	25,370,575	—	—
Pharmaceuticals, Biotechnology & Life Sciences	21,880,581	21,880,581	—	—
Real Estate	73,542,715	73,542,715	—	—
Retailing	29,021,549	29,021,549	—	—
Semiconductors & Semiconductor Equipment	28,810,638	28,810,638	—	—
Software & Services	10,680,527	10,680,527	—	—
Technology Hardware & Equipment	55,866,916	55,866,916	—	—
Transportation	13,636,034	13,636,034	—	—
Utilities	51,623,723	51,623,723	—	—
Short-Term Investments	2,443,982	—	2,443,982	—
Total	$ 909,724,127	$ 907,280,145	$ 2,443,982	$ —

(1)	For the period ended July 31, 2022, there were no transfers in and out of Level 3.
132

Hartford Moderate Allocation Fund
Schedule of Investments
July 31, 2022  (Unaudited)

Shares or Principal Amount		Market Value†
AFFILIATED INVESTMENT COMPANIES - 99.6%
	Domestic Equity Funds - 41.9%
1,370,516	Hartford Core Equity Fund, Class F	$ 58,521,034
1,108,740	Hartford Large Cap Growth ETF*	14,366,499
497,079	Hartford Multifactor US Equity ETF	19,878,835
321,037	Hartford Schroders Commodity Strategy ETF	8,046,760
701,606	Hartford Small Cap Value Fund, Class F	8,173,711
849,728	The Hartford Equity Income Fund, Class F	18,668,513
258,873	The Hartford Growth Opportunities Fund, Class F	9,516,183
459,319	The Hartford Small Company Fund, Class F	8,635,188
	Total Domestic Equity Funds (cost $124,413,571)	$ 145,806,723
	International/Global Equity Funds - 18.7%
790,912	Hartford Multifactor Developed Markets (ex-US) ETF	20,342,257
435,246	Hartford Schroders Emerging Markets Equity Fund, Class F	6,602,677
1,555,486	Hartford Schroders International Multi-Cap Value Fund, Class F	13,983,822
552,997	The Hartford International Growth Fund, Class F	7,603,705
1,082,415	The Hartford International Opportunities Fund, Class F	16,831,559
	Total International/Global Equity Funds (cost $69,947,592)	$ 65,364,020
	Taxable Fixed Income Funds - 39.0%
1,190,047	Hartford Core Bond ETF	43,525,493
3,805,358	Hartford Schroders Sustainable Core Bond Fund, Class F	35,085,402
2,674,796	The Hartford Strategic Income Fund, Class F	20,569,185
3,624,842	The Hartford World Bond Fund, Class F	36,502,154
	Total Taxable Fixed Income Funds (cost $147,258,110)	$ 135,682,234
	Total Affiliated Investment Companies (cost $341,619,273)	$ 346,852,977
Shares or Principal Amount			Market Value†
SHORT-TERM INVESTMENTS - 0.4%
	Other Investment Pools & Funds - 0.4%
1,359,738	BlackRock Liquidity Funds, FedFund Portfolio, Institutional Class, 1.98%(1)		$ 1,359,738
	Total Short-Term Investments (cost $1,359,738)		$ 1,359,738
	Total Investments (cost $342,979,011)	100.0%	$ 348,212,715
	Other Assets and Liabilities	(0.0)%	(111,946)
	Total Net Assets	100.0%	$ 348,100,769
Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.
For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
See “Glossary” for abbreviation descriptions.

*	Non-income producing.
(1)	Current yield as of period end.
†	For information regarding the Fund’s significant accounting policies, please refer to the Fund’s most recent shareholder report.

Fair Value Summary
The following is a summary of the fair valuations according to the inputs used as of July 31, 2022 in valuing the Fund’s investments.
Description	Total	Level 1	Level 2	Level 3(1)
Assets
Affiliated Investment Companies	$ 346,852,977	$ 346,852,977	$ —	$ —
Short-Term Investments	1,359,738	1,359,738	—	—
Total	$ 348,212,715	$ 348,212,715	$ —	$ —

(1)	For the period ended July 31, 2022, there were no transfers in and out of Level 3.
133

Hartford Multi-Asset Income Fund
Schedule of Investments
July 31, 2022  (Unaudited)

Shares or Principal Amount		Market Value†
ASSET & COMMERCIAL MORTGAGE-BACKED SECURITIES - 17.2%
	Asset-Backed - Automobile - 0.2%
$ 1,432,809	CFMT LLC 1.39%, 09/22/2031(1)	$ 1,379,776
160,000	Ford Credit Auto Lease Trust 0.78%, 09/15/2025	155,525
	Ford Credit Auto Owner Trust
100,000	1.61%, 10/17/2033(1)	90,762
100,000	1.91%, 10/17/2033(1)	90,608
		1,716,671
	Asset-Backed - Credit Card - 0.0%
165,000	Mercury Financial Credit Card Master Trust 1.54%, 03/20/2026(1)	156,606
	Asset-Backed - Finance & Insurance - 9.1%
	Apidos CLO
270,000	4.68%, 10/24/2034, 3 mo. USD LIBOR + 1.900%(1)(2)	249,459
520,000	4.76%, 01/20/2035, 3 mo. USD LIBOR + 2.050%(1)(2)	477,149
2,000,000	Apidos CLO XL 3.83%, 07/15/2035, 3 mo. USD SOFR + 1.800%(1)(2)	1,991,330
650,000	Atlas Senior Loan Fund Ltd. 4.01%, 01/15/2031, 3 mo. USD LIBOR + 1.500%(1)(2)	608,095
	Bain Capital Credit CLO Ltd.
925,000	4.93%, 10/23/2034, 3 mo. USD LIBOR + 2.150%(1)(2)	858,120
970,000	6.03%, 10/23/2034(1)(2)	887,211
	Ballyrock CLO Ltd.
260,000	4.66%, 10/20/2031(1)(2)	243,803
505,000	8.28%, 04/20/2035(1)(2)	444,533
	Barings CLO Ltd.
1,095,000	4.46%, 10/15/2033(1)(2)	1,031,926
1,000,000	4.61%, 07/20/2029, 3 mo. USD LIBOR + 1.900%(1)(2)	960,840
1,110,000	5.71%, 10/15/2036, 3 mo. USD LIBOR + 3.200%(1)(2)	1,039,669
750,000	Battalion CLO Ltd. 6.06%, 01/20/2035, 3 mo. USD LIBOR + 3.350%(1)(2)	686,147
152,957	Bayview Koitere Fund Trust 3.50%, 07/28/2057(1)(3)	149,070
775,000	BCRED BSL CLO Ltd. 4.46%, 10/20/2034(1)(2)	736,479
	BlueMountain CLO Ltd.
1,200,000	3.11%, 08/15/2031, 3 mo. USD LIBOR + 1.700%(1)(2)	1,131,233
1,400,000	4.01%, 07/15/2031, 3 mo. USD LIBOR + 1.500%(1)(2)	1,344,617
2,000,000	4.48%, 07/30/2030, 3 mo. USD LIBOR + 1.700%(1)(2)	1,894,374
965,000	Broad River BSL Funding CLO Ltd. 4.41%, 07/20/2034, 3 mo. USD LIBOR + 1.700%(1)(2)	904,587
	Carlyle Global Market Strategies CLO Ltd.
560,000	4.51%, 07/20/2032, 3 mo. USD LIBOR + 1.800%(1)(2)	532,867
1,000,000	4.54%, 04/17/2031, 3 mo. USD LIBOR + 1.800%(1)(2)	916,879
995,000	5.66%, 07/20/2031, 3 mo. USD LIBOR + 2.950%(1)(2)	876,546
	Carlyle U.S. CLO Ltd.
645,000	5.66%, 04/20/2034, 3 mo. USD LIBOR + 2.950%(1)(2)	595,151
1,500,000	8.96%, 04/20/2034, 3 mo. USD LIBOR + 6.250%(1)(2)	1,333,518
Shares or Principal Amount		Market Value†
ASSET & COMMERCIAL MORTGAGE-BACKED SECURITIES - 17.2% - (continued)
	Asset-Backed - Finance & Insurance - 9.1% - (continued)
$ 1,255,000	Cayuga Park CLO Ltd. 5.84%, 07/17/2034, 3 mo. USD LIBOR + 3.100%(1)(2)	$ 1,164,338
	CIFC Funding Ltd.
1,200,000	4.56%, 10/22/2031, 3 mo. USD LIBOR + 1.800%(1)(2)	1,154,056
785,000	4.64%, 01/16/2033, 3 mo. USD LIBOR + 1.900%(1)(2)	749,366
835,000	4.71%, 10/20/2034, 3 mo. USD LIBOR + 2.000%(1)(2)	777,298
640,000	5.74%, 04/17/2034, 3 mo. USD LIBOR + 3.000%(1)(2)	592,644
1,340,000	Cologix Data Centers US Issuer LLC 3.30%, 12/26/2051(1)	1,253,298
400,000	Dewolf Park CLO Ltd. 4.36%, 10/15/2030(1)(2)	380,849
	Dryden CLO Ltd.
1,215,000	4.56%, 10/15/2035, 3 mo. USD LIBOR + 2.050%(1)(2)	1,137,993
1,300,000	5.71%, 10/15/2035, 3 mo. USD LIBOR + 3.200%(1)(2)	1,209,585
1,200,000	Dryden Senior Loan Fund 3.96%, 04/15/2029, 3 mo. USD LIBOR + 1.450%(1)(2)	1,161,014
694,000	FS Rialto 3.96%, 11/16/2036(1)(2)	651,879
295,000	Hotwire Funding LLC 2.31%, 11/20/2051(1)	266,147
	LCM L.P.
1,200,000	4.29%, 07/20/2031, 3 mo. USD LIBOR + 1.580%(1)(2)	1,138,544
250,000	4.66%, 10/20/2027, 3 mo. USD LIBOR + 1.950%(1)(2)	240,970
750,000	LCM XXIII Ltd. 6.01%, 10/20/2029, 3 mo. USD LIBOR + 3.300%(1)(2)	668,294
	LCM XXV Ltd.
1,473,000	4.36%, 07/20/2030, 3 mo. USD LIBOR + 1.650%(1)(2)	1,405,522
931,334	5.01%, 07/20/2030, 3 mo. USD LIBOR + 2.300%(1)(2)	874,189
1,000,000	6.16%, 07/20/2030, 3 mo. USD LIBOR + 3.450%(1)(2)	871,708
1,750,000	Long Point Park CLO Ltd. 4.44%, 01/17/2030, 3 mo. USD LIBOR + 1.700%(1)(2)	1,610,460
	Madison Park Funding Ltd.
1,200,000	4.24%, 04/19/2030, 3 mo. USD LIBOR + 1.500%(1)(2)	1,167,179
850,000	5.01%, 04/15/2029, 3 mo. USD LIBOR + 2.500%(1)(2)	786,576
1,500,000	6.03%, 07/23/2029, 3 mo. USD LIBOR + 3.250%(1)(2)	1,369,437
	Magnetite Ltd.
400,000	4.61%, 01/20/2035(1)(2)	370,162
350,000	5.61%, 01/20/2035(1)(2)	321,543
870,000	9.13%, 01/25/2032, 3 mo. USD LIBOR + 6.350%(1)(2)	809,359
	Neuberger Berman CLO Ltd.
700,000	4.41%, 04/15/2034, 3 mo. USD LIBOR + 1.900%(1)(2)	647,790
930,000	4.41%, 07/15/2034(1)(2)	863,519
	Neuberger Berman Loan Advisers CLO Ltd.
1,250,000	4.26%, 04/20/2031, 3 mo. USD LIBOR + 1.550%(1)(2)	1,190,955
990,000	4.71%, 10/20/2035, 3 mo. USD LIBOR + 2.000%(1)(2)	915,311

134

Hartford Multi-Asset Income Fund
Schedule of Investments – (continued)
July 31, 2022  (Unaudited)

Shares or Principal Amount		Market Value†
ASSET & COMMERCIAL MORTGAGE-BACKED SECURITIES - 17.2% - (continued)
	Asset-Backed - Finance & Insurance - 9.1% - (continued)
$ 1,250,000	5.71%, 10/20/2035, 3 mo. USD LIBOR + 3.000%(1)(2)	$ 1,152,536
	Oak Hill Credit Partners
1,215,000	4.60%, 02/24/2037(1)(2)	1,130,788
250,000	5.65%, 02/24/2037(1)(2)	226,974
	Oaktree CLO Ltd.
1,250,000	4.16%, 07/15/2034, 3 mo. USD LIBOR + 1.650%(1)(2)	1,181,266
250,000	5.92%, 10/20/2034, 3 mo. USD LIBOR + 3.210%(1)(2)	230,547
	Octagon Investment Partners Ltd.
750,000	4.76%, 07/20/2030, 3 mo. USD LIBOR + 2.050%(1)(2)	707,619
690,000	5.81%, 10/20/2034, 3 mo. USD LIBOR + 3.100%(1)(2)	636,048
400,000	Palmer Square Loan Funding Ltd. 6.03%, 10/24/2027, 3 mo. USD LIBOR + 3.250%(1)(2)	385,662
1,250,000	Race Point CLO Ltd. 3.53%, 02/20/2030, 3 mo. USD LIBOR + 2.050%(1)(2)	1,171,592
	Sound Point CLO Ltd.
2,340,000	4.36%, 07/20/2034(1)(2)	2,201,781
1,200,000	4.51%, 10/20/2031, 3 mo. USD LIBOR + 1.800%(1)(2)	1,159,240
	STAR Trust
935,000	3.86%, 01/17/2024, 1 mo. USD LIBOR + 1.700%(1)(2)	881,579
1,210,000	4.16%, 01/17/2024, 1 mo. USD LIBOR + 2.000%(1)(2)	1,166,583
1,050,000	Stratus CLO Ltd. 5.36%, 12/28/2029, 3 mo. USD LIBOR + 2.650%(1)(2)	982,799
	Taco Bell Funding LLC
179,100	1.95%, 08/25/2051(1)	157,822
159,200	2.29%, 08/25/2051(1)	135,702
500,000	Venture CLO Ltd. 6.26%, 10/22/2031, 3 mo. USD LIBOR + 3.500%(1)(2)	427,925
	Voya CLO Ltd.
990,000	4.41%, 10/15/2030, 3 mo. USD LIBOR + 1.900%(1)(2)	891,138
1,200,000	4.57%, 07/14/2031, 3 mo. USD LIBOR + 2.090%(1)(2)	1,128,559
800,000	4.94%, 10/18/2031, 3 mo. USD LIBOR + 2.200%(1)(2)	749,519
1,000,000	Voya Ltd. 4.46%, 10/15/2030, 3 mo. USD LIBOR + 1.950%(1)(2)	948,008
1,205,000	Whetstone Park CLO Ltd. 5.61%, 01/20/2035(1)(2)	1,093,530
		64,390,805
	Asset-Backed - Home Equity - 0.4%
	FirstKey Homes Trust
650,000	1.67%, 10/19/2037(1)	598,143
1,305,000	3.02%, 10/19/2037(1)	1,188,785
	Progress Residential Trust
205,000	1.50%, 10/17/2027(1)	190,927
820,000	1.81%, 04/17/2038(1)	724,203
305,000	Tricon American Homes Trust 2.03%, 11/17/2039(1)	270,595
		2,972,653
	Collateralized - Mortgage Obligations - 0.1%
800,000	COLT Funding LLC 3.66%, 12/27/2066(1)(3)	669,663
	Commercial Mortgage-Backed Securities - 5.2%
1,125,000	1211 Avenue of the Americas Trust 4.14%, 08/10/2035(1)(3)	1,053,382
Shares or Principal Amount		Market Value†
ASSET & COMMERCIAL MORTGAGE-BACKED SECURITIES - 17.2% - (continued)
	Commercial Mortgage-Backed Securities - 5.2% - (continued)
$ 1,250,000	280 Park Avenue Mortgage Trust 3.41%, 09/15/2034, 1 mo. USD LIBOR + 1.537%(1)(2)	$ 1,157,483
	Benchmark Mortgage Trust
29,976,736	0.48%, 07/15/2051(3)(4)	624,859
22,139,014	0.64%, 01/15/2052(3)(4)	656,462
2,897,697	1.04%, 05/15/2052(3)(4)	146,312
14,835,346	1.22%, 03/15/2062(3)(4)	847,490
470,000	3.21%, 09/15/2053	385,354
325,000	3.72%, 12/15/2072(3)	276,983
1,210,000	BF NYT Mortgage Trust 3.70%, 12/15/2035, 1 mo. USD LIBOR + 1.700%(1)(2)	1,125,880
330,000	BFLD Trust 4.05%, 11/15/2028, 1 mo. USD LIBOR + 2.050%(1)(2)	325,916
	BX Commercial Mortgage Trust
748,000	3.45%, 10/15/2036, 1 mo. USD LIBOR + 1.450%(1)(2)	729,178
960,500	4.00%, 10/15/2036, 1 mo. USD LIBOR + 2.000%(1)(2)	926,666
	BX Trust
380,000	3.30%, 10/15/2036, 1 mo. USD LIBOR + 1.297%(1)(2)	354,938
602,000	3.45%, 11/15/2032, 1 mo. USD LIBOR + 1.450%(1)(2)	571,346
	BXHPP Trust
210,000	2.65%, 08/15/2036, 1 mo. USD LIBOR + 0.650%(1)(2)	198,036
185,000	2.90%, 08/15/2036, 1 mo. USD LIBOR + 0.900%(1)(2)	170,855
1,190,000	CAMB Commercial Mortgage Trust 3.75%, 12/15/2037, 1 mo. USD LIBOR + 1.750%(1)(2)	1,149,062
18,350,180	CD Mortgage Trust 0.97%, 02/10/2050(3)(4)	613,687
	Commercial Mortgage Trust
175,000	2.68%, 11/10/2046(1)(3)	140,544
944,000	4.34%, 12/10/2045(1)(3)	919,283
	CSAIL Commercial Mortgage Trust
19,248,877	0.57%, 08/15/2051(3)(4)	503,006
20,943,825	0.79%, 11/15/2050(3)(4)	625,544
1,000,000	CSMC Trust 3.65%, 11/13/2039(1)(3)	846,487
	DBJPM Mortgage Trust
8,962,239	1.44%, 08/10/2049(3)(4)	406,037
3,362,986	1.71%, 09/15/2053(3)(4)	262,625
335,000	DC Office Trust 3.07%, 09/15/2045(1)(3)	272,717
	GS Mortgage Securities Trust
34,703,452	0.43%, 03/10/2051(3)(4)	666,167
15,125,819	1.08%, 07/10/2052(3)(4)	778,228
5,777,573	1.13%, 05/10/2052(3)(4)	299,445
469,000	3.97%, 05/10/2052	437,318
1,165,000	HONO LULU Mortgage Trust 3.85%, 10/15/2036, 1 mo. USD LIBOR + 1.850%(1)(2)	1,110,611
	Hudson Yards Mortgage Trust
500,000	2.98%, 08/10/2038(1)(3)	446,689
1,240,000	3.44%, 07/10/2039(1)(3)	1,077,028
	JP Morgan Chase Commercial Mortgage Securities Trust
1,195,000	3.62%, 01/16/2037(1)	1,106,681
1,190,000	3.75%, 06/05/2039(1)(3)	1,100,909
920,000	KNDL Mortgage Trust 3.35%, 05/15/2036, 1 mo. USD LIBOR + 1.350%(1)(2)	891,887
98,297	Life Mortgage Trust 2.70%, 03/15/2038, 1 mo. USD LIBOR + 0.700%(1)(2)	95,131

135

Hartford Multi-Asset Income Fund
Schedule of Investments – (continued)
July 31, 2022  (Unaudited)

Shares or Principal Amount		Market Value†
ASSET & COMMERCIAL MORTGAGE-BACKED SECURITIES - 17.2% - (continued)
	Commercial Mortgage-Backed Securities - 5.2% - (continued)
	MHP STOR
$ 225,000	3.05%, 07/15/2038, 1 mo. USD LIBOR + 1.050%(1)(2)	$ 214,254
230,000	3.35%, 07/15/2038, 1 mo. USD LIBOR + 1.350%(1)(2)	217,859
	Morgan Stanley Capital Trust
660,000	3.40%, 11/15/2034, 1 mo. USD LIBOR + 1.400%(1)(2)	653,328
1,250,000	3.65%, 10/15/2037, 1 mo. USD LIBOR + 1.650%(1)(2)	1,202,838
1,250,000	One Market Plaza Trust 4.15%, 02/10/2032(1)	1,175,789
125,000	SFAVE Commercial Mortgage Securities Trust 4.14%, 01/05/2043(1)(3)	102,112
3,151,080	SLG Office Trust 0.26%, 07/15/2041(1)(3)(4)	55,647
	SREIT Trust
1,450,000	3.02%, 07/15/2036, 1 mo. USD LIBOR + 1.026%(1)(2)	1,369,955
440,000	3.08%, 11/15/2038, 1 mo. USD LIBOR + 1.080%(1)(2)	415,648
550,000	3.37%, 07/15/2036, 1 mo. USD LIBOR + 1.375%(1)(2)	514,119
1,340,000	3.58%, 11/15/2038, 1 mo. USD LIBOR + 1.578%(1)(2)	1,261,649
	Wells Fargo N.A.
12,432,504	0.69%, 12/15/2052(3)(4)	508,204
29,520,574	0.71%, 11/15/2050(3)(4)	910,022
12,143,109	0.90%, 05/15/2062(3)(4)	568,613
31,521,050	0.95%, 08/15/2061(3)(4)	1,654,203
14,079,753	1.23%, 03/15/2063(3)(4)	959,309
8,807,299	1.78%, 03/15/2063(3)(4)	949,651
330,000	3.39%, 03/15/2064(3)	288,047
389,587	WF-RBS Commercial Mortgage Trust 4.84%, 06/15/2044(1)(3)	388,708
		36,710,181
	Other Asset-Backed Securities - 0.9%
146,362	Aaset Trust 3.84%, 05/15/2039(1)	100,529
	Affirm Asset Securitization Trust
180,000	0.88%, 08/15/2025(1)	178,169
305,000	1.03%, 08/17/2026(1)	289,012
47,555	3.46%, 10/15/2024(1)	47,324
1,250,000	Barings CLO Ltd. 4.51%, 10/15/2036, 3 mo. USD LIBOR + 2.000%(1)(2)	1,159,392
91,483	Bayview Opportunity Master Fund Trust 3.50%, 06/28/2057(1)(3)	90,485
169,279	Castlelake Aircraft Structured Trust 3.97%, 04/15/2039(1)	151,115
	CF Hippolyta Issuer LLC
96,451	1.53%, 03/15/2061(1)	86,755
241,126	1.98%, 03/15/2061(1)	211,977
793	Cloud Pass-Through Trust 3.55%, 12/05/2022(1)(3)	792
241,938	Domino's Pizza Master Issuer LLC 3.15%, 04/25/2051(1)	212,267
350,000	ExteNet LLC 3.20%, 07/26/2049(1)	336,964
347,359	Home Partners of America Trust 2.30%, 12/17/2026(1)	308,542
226,384	Horizon Aircraft Finance Ltd. 3.43%, 11/15/2039(1)	197,638
106,843	MetLife Securitization Trust 3.00%, 04/25/2055(1)(3)	103,596
125,000	New Economy Assets Phase 1 Sponsor LLC 2.41%, 10/20/2061(1)	111,162
267,871	Sapphire Aviation Finance Ltd. 3.23%, 03/15/2040(1)	236,353
Shares or Principal Amount		Market Value†
ASSET & COMMERCIAL MORTGAGE-BACKED SECURITIES - 17.2% - (continued)
	Other Asset-Backed Securities - 0.9% - (continued)
$ 585,000	SCF Equipment Leasing 0.83%, 08/21/2028(1)	$ 565,142
193,375	Sonic Capital LLC 2.19%, 08/20/2051(1)	167,465
	Stack Infrastructure Issuer LLC
625,000	1.88%, 03/26/2046(1)	568,757
100,000	1.89%, 08/25/2045(1)	91,977
340,000	3.08%, 10/25/2044(1)	328,641
126,660	START Ireland 4.09%, 03/15/2044(1)	115,262
	Vantage Data Centers Issuer LLC
495,000	1.65%, 09/15/2045(1)	452,165
160,188	3.19%, 07/15/2044(1)	155,303
		6,266,784
	Whole Loan Collateral CMO - 1.3%
41,833	Angel Oak Mortgage Trust 2.62%, 11/25/2059(1)(3)	40,977
19,812	Bravo Residential Funding Trust 2.41%, 05/25/2060(1)(3)	19,440
50,000	Connecticut Avenue Securities Trust 3.06%, 10/25/2041, 1 mo. USD SOFR + 1.550%(1)(2)	47,810
	Fannie Mae Connecticut Avenue Securities
293,734	6.56%, 02/25/2025, 1 mo. USD LIBOR + 4.300%(2)	298,403
54,880	7.16%, 11/25/2024, 1 mo. USD LIBOR + 4.900%(2)	56,794
262,834	7.26%, 07/25/2025, 1 mo. USD LIBOR + 5.000%(2)	265,478
91,769	8.16%, 10/25/2028, 1 mo. USD LIBOR + 5.900%(2)	94,871
	Flagstar Mortgage Trust
181,644	2.00%, 09/25/2041(1)(3)	164,532
88,930	4.00%, 05/25/2048(1)(3)	87,299
1,218,223	GCAT Trust 4.35%, 04/25/2067(1)(3)	1,158,849
	GS Mortgage-Backed Securities Corp. Trust
312,920	2.76%, 06/25/2051(1)(3)	251,604
866,396	2.78%, 05/25/2051(1)(3)	648,986
1,163,753	3.28%, 03/27/2051(1)(3)	1,003,432
558,927	JP Morgan Chase Bank N.A. 4.76%, 10/25/2057, 1 mo. USD LIBOR + 2.500%(1)(2)	557,888
	JP Morgan Mortgage Trust
781,420	2.83%, 12/25/2051(1)(3)	515,078
3,542,508	4.06%, 11/25/2050(1)(3)	3,357,632
68,102	Mill City Mortgage Loan Trust 2.75%, 01/25/2061(1)(3)	67,409
231,354	Seasoned Credit Risk Transfer Trust 3.50%, 10/25/2058	230,271
	Towd Point Mortgage Trust
16,515	2.75%, 04/25/2057(1)(3)	16,386
127,264	2.75%, 06/25/2057(1)(3)	124,041
44,559	3.00%, 01/25/2058(1)(3)	43,695
		9,050,875
	Total Asset & Commercial Mortgage-Backed Securities (cost $131,686,459)	$ 121,934,238
CONVERTIBLE BONDS - 4.2%
	Commercial Services - 0.5%
2,200,000	Block, Inc. 0.25%, 11/01/2027	$ 1,758,309
2,500,000	Shift4 Payments, Inc. 0.50%, 08/01/2027(1)	1,793,750
		3,552,059

136

Hartford Multi-Asset Income Fund
Schedule of Investments – (continued)
July 31, 2022  (Unaudited)

Shares or Principal Amount		Market Value†
CONVERTIBLE BONDS - 4.2% - (continued)
	Electric - 0.5%
$ 3,259,000	Atlantica Sustainable Infrastructure Jersey Ltd. 4.00%, 07/15/2025	$ 3,734,814
	Engineering & Construction - 0.3%
EUR 2,000,000	Cellnex Telecom S.A. 0.75%, 11/20/2031(5)	1,620,551
	Healthcare - Products - 0.5%
$ 2,200,000	Exact Sciences Corp. 0.38%, 03/01/2028(6)	1,590,600
1,700,000	Insulet Corp. 0.38%, 09/01/2026	2,131,800
		3,722,400
	Healthcare - Services - 0.3%
2,400,000	Teladoc Health, Inc. 1.25%, 06/01/2027	1,784,896
	Internet - 1.3%
2,200,000	Airbnb, Inc. 0.00%, 03/15/2026(7)	1,914,000
2,100,000	ETSY, Inc. 0.25%, 06/15/2028	1,692,600
2,500,000	Sea Ltd. 0.25%, 09/15/2026	1,845,297
2,400,000	Spotify USA, Inc., Co. 0.00%, 03/15/2026(7)	1,960,800
2,200,000	Uber Technologies, Inc. 0.00%, 12/15/2025(7)	1,826,912
		9,239,609
	Software - 0.8%
2,400,000	Avalara, Inc. 0.25%, 08/01/2026(1)	2,046,000
2,400,000	Bentley Systems, Inc. 0.38%, 07/01/2027	1,970,400
2,400,000	RingCentral, Inc. 0.00%, 03/15/2026(7)	1,812,000
		5,828,400
	Total Convertible Bonds (cost $32,500,872)	$ 29,482,729
CORPORATE BONDS - 14.6%
	Aerospace/Defense - 0.3%
685,000	Boeing Co. 5.15%, 05/01/2030	$ 692,380
135,000	Lockheed Martin Corp. 4.85%, 09/15/2041	142,278
900,000	Raytheon Technologies Corp. 4.13%, 11/16/2028	913,137
750,000	Teledyne Technologies, Inc. 1.60%, 04/01/2026	681,334
		2,429,129
	Agriculture - 0.1%
990,000	BAT Capital Corp. 3.56%, 08/15/2027	926,195
	Airlines - 0.0%
51,633	Southwest Airlines Co. 6.15%, 02/01/2024	51,633
47,631	United Airlines Class B Pass-Through Trust 4.60%, 09/01/2027	43,743
		95,376
	Auto Manufacturers - 0.2%
460,000	Hyundai Capital America 0.80%, 04/03/2023(1)	449,348
	Volkswagen Group of America Finance LLC
485,000	3.35%, 05/13/2025(1)	474,957
750,000	3.95%, 06/06/2025(1)	745,999
		1,670,304
	Auto Parts & Equipment - 0.1%
608,000	Clarios Global L.P. / Clarios U.S. Finance Co. 6.25%, 05/15/2026(1)	613,743
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 14.6% - (continued)
	Beverages - 0.1%
	Anheuser-Busch InBev Worldwide, Inc.
$ 115,000	3.75%, 07/15/2042	$ 100,373
575,000	5.55%, 01/23/2049	637,403
		737,776
	Biotechnology - 0.0%
300,000	CSL Finance plc 4.25%, 04/27/2032(1)	306,226
	Chemicals - 0.3%
95,000	Avient Corp. 7.13%, 08/01/2030(1)	97,890
860,000	Celanese US Holdings LLC 6.17%, 07/15/2027	873,233
575,000	DuPont de Nemours, Inc. 5.42%, 11/15/2048	592,912
785,000	NOVA Chemicals Corp. 4.25%, 05/15/2029(1)(6)	681,961
		2,245,996
	Commercial Banks - 3.3%
	Bank of America Corp.
430,000	1.73%, 07/22/2027, (1.73% fixed rate until 07/22/2026; 3 mo. USD SOFR + 0.960% thereafter)(8)	390,134
1,150,000	2.30%, 07/21/2032, (2.30% fixed rate until 07/21/2031; 3 mo. USD SOFR + 1.220% thereafter)(8)	967,237
961,000	3.42%, 12/20/2028, (3.42% fixed rate until 12/20/2027; 3 mo. USD LIBOR + 1.040% thereafter)(8)	919,501
450,000	3.59%, 07/21/2028, (3.59% fixed rate until 07/21/2027; 3 mo. USD LIBOR + 1.370% thereafter)(8)	435,820
215,000	5.02%, 07/22/2033, (5.02% fixed rate until 07/22/2032; 3 mo. USD SOFR + 2.160% thereafter)(8)	224,370
200,000	Bank of New York Mellon Corp. 3.00%, 02/24/2025	197,415
	Barclays plc
380,000	2.89%, 11/24/2032, (2.89% fixed rate until 11/24/2031; 12 mo. USD CMT + 1.300% thereafter)(8)	311,512
720,000	3.93%, 05/07/2025, (3.93% fixed rate until 05/07/2024; 3 mo. USD LIBOR + 1.610% thereafter)(8)	708,630
390,000	BNP Paribas S.A. 2.82%, 11/19/2025, (2.82% fixed rate until 11/19/2024; 3 mo. USD LIBOR + 1.111% thereafter)(1)(8)	373,315
	BPCE S.A.
425,000	5.15%, 07/21/2024(1)	424,775
1,200,000	5.70%, 10/22/2023(1)	1,213,314
1,400,000	Citigroup, Inc. 5.30%, 05/06/2044	1,432,774
320,000	Cooperatieve Rabobank UA 1.11%, 02/24/2027, (1.11% fixed rate until 02/24/2026; 12 mo. USD CMT + 0.550% thereafter)(1)(8)	285,409
360,000	Credit Agricole S.A. 3.25%, 10/04/2024(1)	351,942
1,090,000	Credit Suisse Group AG 3.09%, 05/14/2032, (3.09% fixed rate until 05/14/2031; 3 mo. USD SOFR + 1.730% thereafter)(1)(8)	877,629
	Danske Bank A/S
805,000	1.62%, 09/11/2026, (1.62% fixed rate until 09/11/2025; 12 mo. USD CMT + 1.350% thereafter)(1)(8)	723,918
250,000	5.38%, 01/12/2024(1)	253,458

137

Hartford Multi-Asset Income Fund
Schedule of Investments – (continued)
July 31, 2022  (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 14.6% - (continued)
	Commercial Banks - 3.3% - (continued)
	Goldman Sachs Group, Inc.
$ 495,000	1.43%, 03/09/2027, (1.43% fixed rate until 03/09/2026; 3 mo. USD SOFR + 0.798% thereafter)(8)	$ 447,221
135,000	2.62%, 04/22/2032, (2.62% fixed rate until 04/22/2031; 3 mo. USD SOFR + 1.281% thereafter)(8)	116,670
155,000	2.65%, 10/21/2032, (2.65% fixed rate until 10/21/2031; 3 mo. USD SOFR + 1.264% thereafter)(8)	133,873
530,000	3.27%, 09/29/2025, (3.27% fixed rate until 09/29/2024; 3 mo. USD LIBOR + 1.201% thereafter)(8)	519,661
1,000,000	4.25%, 10/21/2025	1,010,854
	HSBC Holdings plc
650,000	1.59%, 05/24/2027, (1.59% fixed rate until 05/24/2026; 3 mo. USD SOFR + 1.290% thereafter)(8)	579,331
540,000	2.21%, 08/17/2029, (2.21% fixed rate until 08/17/2028; 3 mo. USD SOFR + 1.285% thereafter)(8)	461,261
225,000	2.80%, 05/24/2032, (2.80% fixed rate until 05/24/2031; 3 mo. USD SOFR + 1.187% thereafter)(8)	188,445
	JP Morgan Chase & Co.
535,000	2.52%, 04/22/2031, (2.52% fixed rate until 04/22/2030; 3 mo. USD SOFR + 2.040% thereafter)(8)	470,053
140,000	2.58%, 04/22/2032, (2.58% fixed rate until 04/22/2031; 3 mo. USD SOFR + 1.250% thereafter)(8)	121,708
105,000	3.11%, 04/22/2041, (3.11% fixed rate until 04/22/2040; 3 mo. USD SOFR + 2.460% thereafter)(8)	85,868
100,000	3.38%, 05/01/2023	100,189
125,000	3.70%, 05/06/2030, (3.70% fixed rate until 05/06/2029; 3 mo. USD LIBOR + 1.160% thereafter)(8)	119,757
980,000	4.91%, 07/25/2033, (4.91% fixed rate until 07/25/2032; 3 mo. USD SOFR + 2.080% thereafter)(8)	1,022,233
	Morgan Stanley
650,000	1.93%, 04/28/2032, (1.93% fixed rate until 04/28/2031; 3 mo. USD SOFR + 1.020% thereafter)(8)	536,181
1,195,000	2.51%, 10/20/2032, (2.51% fixed rate until 10/20/2031; 3 mo. USD SOFR + 1.200% thereafter)(8)	1,028,132
575,000	4.10%, 05/22/2023	577,264
205,000	Santander Holdings USA, Inc. 3.40%, 01/18/2023	204,611
330,000	Standard Chartered plc 0.99%, 01/12/2025, (0.99% fixed rate until 01/12/2024; 12 mo. USD CMT + 0.780% thereafter)(1)(8)	312,422
450,000	UBS Group AG 1.49%, 08/10/2027, (1.49% fixed rate until 08/10/2026; 12 mo. USD CMT + 0.850% thereafter)(1)(8)	399,671
290,000	US Bancorp 2.49%, 11/03/2036, (2.49% fixed rate until 11/03/2031; 5 year USD CMT + 0.9500% thereafter)(8)	244,753
	Wells Fargo & Co.
1,794,000	4.48%, 01/16/2024	1,817,872
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 14.6% - (continued)
	Commercial Banks - 3.3% - (continued)
$ 375,000	4.61%, 04/25/2053, (4.61% fixed rate until 04/25/2052; 3 mo. USD SOFR + 2.130% thereafter)(8)	$ 370,781
750,000	4.90%, 07/25/2033, 3 mo. USD SOFR + 2.100%	777,729
1,420,000	5.38%, 11/02/2043	1,464,654
		23,202,347
	Commercial Services - 0.1%
260,000	Ashtead Capital, Inc. 4.25%, 11/01/2029(1)	238,809
85,000	Gartner, Inc. 3.75%, 10/01/2030(1)	78,074
540,000	TriNet Group, Inc. 3.50%, 03/01/2029(1)	471,150
155,000	United Rentals North America, Inc. 3.88%, 02/15/2031	141,441
		929,474
	Construction Materials - 0.3%
795,000	Eagle Materials, Inc. 2.50%, 07/01/2031	644,793
410,000	Masonite International Corp. 3.50%, 02/15/2030(1)	352,872
1,045,000	Standard Industries, Inc. 3.38%, 01/15/2031(1)	849,742
		1,847,407
	Distribution/Wholesale - 0.1%
640,000	G-III Apparel Group Ltd. 7.88%, 08/15/2025(1)	627,200
	Diversified Financial Services - 0.6%
	Aviation Capital Group LLC
435,000	1.95%, 09/20/2026(1)	371,895
1,250,000	3.50%, 11/01/2027(1)	1,086,334
	Avolon Holdings Funding Ltd.
221,000	2.13%, 02/21/2026(1)	192,024
15,000	2.53%, 11/18/2027(1)	12,428
775,000	Brookfield Finance LLC 3.45%, 04/15/2050	573,443
195,000	Enact Holdings, Inc. 6.50%, 08/15/2025(1)	197,087
	Intercontinental Exchange, Inc.
446,000	4.00%, 09/15/2027	449,025
675,000	4.35%, 06/15/2029	689,432
675,000	United Wholesale Mortgage LLC 5.75%, 06/15/2027(1)	589,312
		4,160,980
	Electric - 1.5%
305,000	American Transmission Systems, Inc. 2.65%, 01/15/2032(1)	267,809
275,000	Cleco Corporate Holdings LLC 3.38%, 09/15/2029	250,032
324,000	CMS Energy Corp. 4.75%, 06/01/2050, (4.75% fixed rate until 03/01/2030; 5 year USD CMT + 4.116% thereafter)(8)	303,381
	Consolidated Edison Co. of New York, Inc.
250,000	3.20%, 12/01/2051	200,244
95,000	4.50%, 05/15/2058	90,455
	Dominion Energy South Carolina, Inc.
105,000	4.60%, 06/15/2043	104,028
156,000	6.63%, 02/01/2032	187,910
	Duke Energy Corp.
105,000	2.65%, 09/01/2026	100,529
120,000	3.40%, 06/15/2029	114,040
	Enel Finance International N.V.
200,000	2.25%, 07/12/2031(1)	157,933
450,000	5.00%, 06/15/2032(1)	441,685
575,000	Exelon Corp. 5.10%, 06/15/2045	597,465

138

Hartford Multi-Asset Income Fund
Schedule of Investments – (continued)
July 31, 2022  (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 14.6% - (continued)
	Electric - 1.5% - (continued)
	Georgia Power Co.
$ 1,500,000	4.70%, 05/15/2032	$ 1,561,524
425,000	5.13%, 05/15/2052	449,361
425,000	Indianapolis Power and Light Co. 6.60%, 06/01/2037(1)	522,155
85,000	Mid-Atlantic Interstate Transmission LLC 4.10%, 05/15/2028(1)	84,832
160,000	Niagara Mohawk Power Corp. 3.03%, 06/27/2050(1)	113,748
240,000	Oglethorpe Power Corp. 4.50%, 04/01/2047(1)	216,435
815,000	Pacific Gas and Electric Co. 5.90%, 06/15/2032	814,622
85,000	PacifiCorp 4.13%, 01/15/2049	80,937
	Pennsylvania Electric Co.
66,000	3.60%, 06/01/2029(1)	63,845
750,000	4.15%, 04/15/2025(1)	743,238
	San Diego Gas & Electric Co.
270,000	3.70%, 03/15/2052	241,187
40,000	3.75%, 06/01/2047	35,581
10,000	4.15%, 05/15/2048	9,442
	SCE Recovery Funding LLC
137,154	0.86%, 11/15/2033	121,663
65,000	1.94%, 05/15/2040	51,905
35,000	2.51%, 11/15/2043	25,292
	Sempra Energy
1,075,000	3.25%, 06/15/2027	1,040,453
100,000	4.13%, 04/01/2052, (4.13% fixed rate until 01/01/2027; 5 year USD CMT + 2.868% thereafter)(8)	85,216
615,000	Southern Co. 4.00%, 01/15/2051, (4.00% fixed rate until 10/15/2025; 5 year USD CMT + 3.733% thereafter)(8)	572,775
400,000	Texas Electric Market Stabilization Funding LLC 4.27%, 08/01/2036(1)	405,087
485,000	Trans-Allegheny Interstate Line Co. 3.85%, 06/01/2025(1)	481,597
90,000	Tucson Electric Power Co. 4.00%, 06/15/2050	79,625
106,000	Union Electric Co. 4.00%, 04/01/2048	97,843
		10,713,874
	Electrical Components & Equipment - 0.1%
955,000	WESCO Distribution, Inc. 7.25%, 06/15/2028(1)	989,607
	Engineering & Construction - 0.0%
320,000	TopBuild Corp. 3.63%, 03/15/2029(1)	289,210
	Environmental Control - 0.1%
445,000	Republic Services, Inc. 2.30%, 03/01/2030	395,397
180,000	Stericycle, Inc. 3.88%, 01/15/2029(1)	164,580
		559,977
	Food - 0.1%
150,000	McCormick & Co., Inc. 2.50%, 04/15/2030	132,575
510,000	Sigma Alimentos S.A. de C.V. 4.13%, 05/02/2026(1)	492,788
		625,363
	Forest Products & Paper - 0.1%
940,000	Glatfelter Corp. 4.75%, 11/15/2029(1)	640,375
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 14.6% - (continued)
	Gas - 0.1%
$ 125,000	Boston Gas Co. 3.15%, 08/01/2027(1)	$ 118,267
300,000	Southern California Gas Co. 2.95%, 04/15/2027	293,713
		411,980
	Healthcare - Products - 0.2%
805,000	Alcon Finance Corp. 3.00%, 09/23/2029(1)	739,369
660,000	Boston Scientific Corp. 2.65%, 06/01/2030	600,325
		1,339,694
	Healthcare - Services - 0.6%
245,000	Centene Corp. 4.25%, 12/15/2027	241,019
	CommonSpirit Health
80,000	2.78%, 10/01/2030	70,300
10,000	3.91%, 10/01/2050	8,173
305,000	4.20%, 08/01/2023	306,517
	Dignity Health
214,000	3.81%, 11/01/2024	213,386
352,000	4.50%, 11/01/2042	333,234
	HCA, Inc.
220,000	4.63%, 03/15/2052(1)	193,602
1,000,000	5.50%, 06/15/2047	973,982
	Mercy Health
565,000	3.56%, 08/01/2027	545,567
95,000	4.30%, 07/01/2028	96,199
275,000	Ochsner LSU Health System of North Louisiana 2.51%, 05/15/2031(6)	225,820
140,000	Sutter Health 2.29%, 08/15/2030	123,464
	Toledo Hospital
400,000	5.33%, 11/15/2028	374,285
145,000	5.75%, 11/15/2038	151,635
	UnitedHealth Group, Inc.
5,000	3.85%, 06/15/2028	5,119
170,000	4.20%, 05/15/2032	177,890
25,000	4.75%, 05/15/2052	26,761
		4,066,953
	Home Builders - 0.1%
480,000	Meritage Homes Corp. 3.88%, 04/15/2029(1)	422,886
	Insurance - 0.8%
	Athene Global Funding
370,000	1.61%, 06/29/2026(1)	327,268
800,000	2.50%, 03/24/2028(1)	698,775
560,000	CNO Global Funding 2.65%, 01/06/2029(1)	499,833
938,000	Corebridge Financial, Inc. 3.90%, 04/05/2032(1)	874,564
350,000	Equitable Financial Life Global Funding 1.40%, 08/27/2027(1)	305,771
1,100,000	Equitable Holdings, Inc. 5.00%, 04/20/2048	1,067,398
115,000	Five Corners Funding Trust 4.42%, 11/15/2023(1)	115,562
340,000	Five Corners Funding Trust II 2.85%, 05/15/2030(1)	305,524
	Liberty Mutual Group, Inc.
77,000	4.57%, 02/01/2029(1)	77,035
490,000	5.50%, 06/15/2052(1)	493,128
675,000	Unum Group 5.75%, 08/15/2042	647,011
		5,411,869
	Investment Company Security - 0.0%
250,000	JAB Holdings B.V. 3.75%, 05/28/2051(1)	176,317

139

Hartford Multi-Asset Income Fund
Schedule of Investments – (continued)
July 31, 2022  (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 14.6% - (continued)
	IT Services - 0.3%
$ 475,000	Booz Allen Hamilton, Inc. 3.88%, 09/01/2028(1)	$ 450,518
620,000	Kyndryl Holdings, Inc. 3.15%, 10/15/2031(1)	464,288
825,000	Western Digital Corp. 4.75%, 02/15/2026	812,606
		1,727,412
	Lodging - 0.1%
800,000	Genting New York LLC 3.30%, 02/15/2026(1)	727,486
	Media - 0.6%
	Charter Communications Operating LLC / Charter Communications Operating Capital
235,000	2.25%, 01/15/2029	200,220
535,000	2.80%, 04/01/2031	451,883
950,000	6.48%, 10/23/2045	958,439
575,000	Comcast Corp. 4.40%, 08/15/2035	588,157
1,000,000	Discovery Communications LLC 5.20%, 09/20/2047	889,830
1,000,000	Paramount Global 5.85%, 09/01/2043	974,142
	Time Warner Cable LLC
80,000	6.55%, 05/01/2037	83,629
60,000	7.30%, 07/01/2038	65,137
30,000	Time Warner Entertainment Co., L.P. 8.38%, 03/15/2023	30,827
250,000	Videotron Ltd. 3.63%, 06/15/2029(1)	218,437
		4,460,701
	Miscellaneous Manufacturing - 0.1%
350,000	Textron, Inc. 3.88%, 03/01/2025	350,051
	Office/Business Equipment - 0.0%
275,000	Xerox Holdings Corp. 5.50%, 08/15/2028(1)	244,982
	Oil & Gas - 0.5%
1,760,000	Aker BP ASA 3.75%, 01/15/2030(1)	1,621,672
406,000	Devon Energy Corp. 5.88%, 06/15/2028	415,255
	Equinor ASA
35,000	2.88%, 04/06/2025	34,648
560,000	3.00%, 04/06/2027	550,513
	Hess Corp.
135,000	5.60%, 02/15/2041	136,619
525,000	7.30%, 08/15/2031	603,778
	Qatar Energy
245,000	2.25%, 07/12/2031(1)	217,725
210,000	3.13%, 07/12/2041(1)	177,438
		3,757,648
	Packaging & Containers - 0.0%
340,000	Graphic Packaging International LLC 3.50%, 03/01/2029(1)	306,492
	Pharmaceuticals - 0.3%
600,000	AbbVie, Inc. 4.75%, 03/15/2045	598,585
160,000	CVS Health Corp. 4.88%, 07/20/2035	166,011
465,000	Organon & Co. 4.13%, 04/30/2028(1)	441,071
	Teva Pharmaceutical Finance Netherlands III B.V.
180,000	2.80%, 07/21/2023	176,274
360,000	4.75%, 05/09/2027	345,150
		1,727,091
	Pipelines - 1.0%
545,000	EIG Pearl Holding S.a.r.l. 3.55%, 08/31/2036(1)	475,550
	Energy Transfer L.P.
1,200,000	4.40%, 03/15/2027	1,187,044
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 14.6% - (continued)
	Pipelines - 1.0% - (continued)
$ 1,125,000	4.75%, 01/15/2026	$ 1,132,077
155,000	4.95%, 06/15/2028	156,307
385,000	5.00%, 05/15/2050	342,307
1,100,000	5.25%, 04/15/2029	1,115,680
214,000	7.60%, 02/01/2024	221,946
480,430	Galaxy Pipeline Assets Bidco Ltd. 2.16%, 03/31/2034(1)	418,735
	Gray Oak Pipeline LLC
258,000	2.60%, 10/15/2025(1)	242,601
40,000	3.45%, 10/15/2027(1)	37,480
1,175,000	ONEOK, Inc. 4.00%, 07/13/2027	1,153,007
585,000	Sempra Global 3.25%, 01/15/2032(1)	511,880
235,000	Venture Global Calcasieu Pass LLC 3.88%, 08/15/2029(1)	216,839
		7,211,453
	Real Estate Investment Trusts - 0.5%
	Brixmor Operating Partnership L.P.
285,000	4.05%, 07/01/2030	264,033
440,000	4.13%, 05/15/2029	416,364
290,000	CubeSmart L.P. 2.25%, 12/15/2028	251,534
750,000	GLP Capital L.P. / GLP Financing II, Inc. 4.00%, 01/15/2030	678,597
	SBA Tower Trust
100,000	1.63%, 05/15/2051(1)	90,695
100,000	1.88%, 07/15/2050(1)	90,817
215,000	2.84%, 01/15/2050(1)	207,956
300,000	3.45%, 03/15/2048(1)	297,599
1,280,000	VICI Properties L.P. 4.95%, 02/15/2030	1,253,589
		3,551,184
	Retail - 0.1%
	Lowe's Cos., Inc.
575,000	1.30%, 04/15/2028	501,620
145,000	3.75%, 04/01/2032	140,967
		642,587
	Semiconductors - 0.3%
	Broadcom, Inc.
620,000	2.45%, 02/15/2031(1)	518,869
175,000	2.60%, 02/15/2033(1)	141,736
375,000	3.42%, 04/15/2033(1)	323,991
675,000	Microchip Technology, Inc. 0.97%, 02/15/2024	643,721
335,000	QUALCOMM, Inc. 4.25%, 05/20/2032	354,579
		1,982,896
	Software - 0.4%
170,000	Black Knight InfoServ LLC 3.63%, 09/01/2028(1)	156,825
540,000	Fidelity National Information Services, Inc. 5.10%, 07/15/2032	561,523
135,000	Mitnick Corporate Purchaser, Inc. 5.92%, 05/02/2029, 3 mo. USD LIBOR + 4.75%	130,838
	Oracle Corp.
585,000	2.88%, 03/25/2031	504,982
550,000	3.60%, 04/01/2050	404,194
110,000	3.65%, 03/25/2041	86,060
110,000	3.95%, 03/25/2051	85,808
650,000	ROBLOX Corp. 3.88%, 05/01/2030(1)	569,233
		2,499,463
	Telecommunications - 0.9%
	AT&T, Inc.
578,000	2.55%, 12/01/2033	490,354
11,000	3.65%, 06/01/2051	9,053
24,000	3.85%, 06/01/2060	19,647
30,000	4.30%, 12/15/2042	27,798

140

Hartford Multi-Asset Income Fund
Schedule of Investments – (continued)
July 31, 2022  (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 14.6% - (continued)
	Telecommunications - 0.9% - (continued)
$ 750,000	Juniper Networks, Inc. 1.20%, 12/10/2025	$ 678,546
875,000	Motorola Solutions, Inc. 5.60%, 06/01/2032	909,059
425,000	NBN Co., Ltd. 1.63%, 01/08/2027(1)	383,979
574,064	Sprint Spectrum Co. LLC / Sprint Spectrum Co. II LLC / Sprint Spectrum Co. III LLC 4.74%, 03/20/2025(1)	576,865
	T-Mobile USA, Inc.
625,000	2.25%, 02/15/2026	583,594
290,000	2.88%, 02/15/2031	255,430
775,000	4.50%, 04/15/2050	723,992
	Verizon Communications, Inc.
1,454,000	2.36%, 03/15/2032	1,258,080
130,000	4.75%, 11/01/2041	130,259
575,000	Vodafone Group plc 5.25%, 05/30/2048	581,534
		6,628,190
	Transportation - 0.1%
600,000	FedEx Corp. 5.25%, 05/15/2050(6)	626,198
	Trucking & Leasing - 0.2%
580,000	DAE Funding LLC 1.55%, 08/01/2024(1)	542,973
	Penske Truck Leasing Co. L.P. / PTL Finance Corp.
90,000	2.70%, 11/01/2024(1)	86,786
745,000	3.95%, 03/10/2025(1)	738,589
		1,368,348
	Total Corporate Bonds (cost $112,513,227)	$ 103,252,440
FOREIGN GOVERNMENT OBLIGATIONS - 0.8%
	Indonesia - 0.7%
IDR 75,000,000,000	Indonesia Treasury Bond 7.00%, 09/15/2030	$ 5,021,069
	Qatar - 0.1%
	Qatar Government International Bond
$ 250,000	3.38%, 03/14/2024(1)	250,060
315,000	3.88%, 04/23/2023(1)	315,782
		565,842
	Saudi Arabia - 0.0%
460,000	Saudi Government International Bond 2.88%, 03/04/2023(1)	458,015
	Total Foreign Government Obligations (cost $6,515,218)	$ 6,044,926
MUNICIPAL BONDS - 1.0%
	Airport - 0.0%
	Dallas, TX, Fort Worth International Airport Rev
15,000	4.09%, 11/01/2051	$ 14,233
90,000	4.51%, 11/01/2051	88,251
		102,484
	General - 0.2%
205,000	California State Health Facs Finance Auth Rev 4.35%, 06/01/2041	199,435
140,000	City of Sacramento, CA, Rev, (AGM Insured) 6.42%, 08/01/2023	144,363
Shares or Principal Amount		Market Value†
MUNICIPAL BONDS - 1.0% - (continued)
	General - 0.2% - (continued)
$ 155,000	Kansas, Dev Finance Auth Rev, (AGM Insured) 5.37%, 05/01/2026	$ 161,705
575,000	Philadelphia, PA, Auth Industrial Dev Rev, (NATL Insured) 6.55%, 10/15/2028	645,917
		1,151,420
	General Obligation - 0.3%
1,250,000	State of Illinois, GO 5.10%, 06/01/2033	1,274,877
1,350,000	Town of Andover, MA, GO 2.62%, 11/01/2036	1,155,924
		2,430,801
	Power - 0.0%
83,000	New York Utility Debt Securitization Auth Rev 3.44%, 12/15/2025	83,081
	Tobacco - 0.0%
	Golden State, CA, Tobacco Securitization Corp. Rev
10,000	2.75%, 06/01/2034	8,810
40,000	3.00%, 06/01/2046	35,407
20,000	3.29%, 06/01/2042	16,631
		60,848
	Transportation - 0.4%
20,000	Chicago, IL, Transit Auth Sales Tax Receipts Rev 6.90%, 12/01/2040	24,355
45,000	Foothill-Eastern Transportation Corridor Agency, CA, Rev 4.09%, 01/15/2049	39,181
150,000	Illinois State Toll Highway Auth, Taxable Rev 6.18%, 01/01/2034	177,625
1,000,000	Metropolitan Atlanta, GA, Rapid Transit Auth, Rev 2.74%, 07/01/2036	843,205
	Metropolitan Transportation Auth, NY, Rev
60,000	5.18%, 11/15/2049	61,649
20,000	6.20%, 11/15/2026	20,790
195,000	6.81%, 11/15/2040	233,131
80,000	Port Authority of New York & New Jersey Rev 3.18%, 07/15/2060	62,040
1,350,000	San Joaquin Hills, CA, Transportation Corridor Agency Rev, (AGM Insured) 3.22%, 01/15/2035	1,227,496
		2,689,472
	Utility - Electric - 0.1%
375,000	Illinois Municipal Electric Agency Rev 6.83%, 02/01/2035	435,840
256,000	Municipal Electric Auth, GA, Rev 6.64%, 04/01/2057	304,046
		739,886
	Total Municipal Bonds (cost $7,833,650)	$ 7,257,992
SENIOR FLOATING RATE INTERESTS - 10.2%(9)
	Advertising - 0.1%
515,000	ABG Intermediate Holdings 2 LLC 5.93%, 12/21/2028, 1 mo. USD SOFR + 3.500%	$ 495,688
407,106	Clear Channel Outdoor Holdings, Inc. 6.30%, 08/21/2026, 1 mo. USD LIBOR + 3.500%	370,519
		866,207
	Aerospace/Defense - 0.1%
870,852	TransDigm, Inc. 4.62%, 12/09/2025, 1 mo. USD LIBOR + 2.250%	844,457

141

Hartford Multi-Asset Income Fund
Schedule of Investments – (continued)
July 31, 2022  (Unaudited)

Shares or Principal Amount		Market Value†
SENIOR FLOATING RATE INTERESTS - 10.2%(9) - (continued)
	Airlines - 0.2%
$ 285,000	AAdvantage Loyalty IP Ltd. 7.46%, 04/20/2028, 1 mo. USD LIBOR + 4.750%	$ 280,369
185,000	Air Canada 4.25%, 08/11/2028, 1 mo. USD LIBOR + 3.500%	177,798
230,000	Mileage Plus Holdings LLC 7.31%, 06/21/2027, 1 mo. USD LIBOR + 5.250%	231,676
295,000	SkyMiles IP Ltd. 6.46%, 10/20/2027, 3 mo. USD LIBOR + 3.750%	297,729
301,187	United Airlines, Inc. 6.53%, 04/21/2028, 1 mo. USD LIBOR + 3.750%	289,366
		1,276,938
	Apparel - 0.0%
272,250	Birkenstock GmbH & Co. KG 5.10%, 04/28/2028, 1 mo. USD LIBOR + 3.250%	254,213
	Auto Parts & Equipment - 0.1%
636,040	Clarios Global L.P. 5.62%, 04/30/2026, 1 mo. USD LIBOR + 3.250%	610,942
223,180	First Brands Group LLC 8.37%, 03/30/2027, 1 mo. USD LIBOR + 5.000%	211,909
		822,851
	Chemicals - 0.4%
242,481	ASP Unifrax Holdings, Inc. 6.00%, 12/12/2025, 3 mo. USD LIBOR + 3.750%	219,850
100,000	Avient Corp. 0.00%, 07/27/2029(10)	97,500
421,234	Axalta Coating Systems U.S. Holdings, Inc. 4.00%, 06/01/2024, 3 mo. USD LIBOR + 1.750%	417,548
671,625	Diamond (BC) B.V. 5.55%, 09/29/2028, 1 mo. USD LIBOR + 2.750%	639,723
502,298	Messer Industries GmbH 4.76%, 03/02/2026, 3 mo. USD LIBOR + 2.500%	486,330
506,486	Starfruit Finco B.V. 5.25%, 10/01/2025, 1 mo. USD LIBOR + 3.000%	490,279
	Tronox Finance LLC
279,848	4.52%, 03/10/2028, 1 mo. USD LIBOR + 2.250%	268,349
354,113	5.30%, 04/04/2029, 1 mo.USD SOFR + 3.250%	346,811
		2,966,390
	Commercial Services - 0.8%
632,000	AlixPartners LLP 5.12%, 02/04/2028, 1 mo. USD LIBOR + 2.750%	617,186
371,247	Allied Universal Holdco LLC 6.12%, 05/12/2028, 1 mo. USD LIBOR + 3.750%	346,322
	Amentum Government Services Holdings LLC
105,000	5.16%, 02/15/2029, 1 mo. USD SOFR + 4.000%	101,620
151,900	6.12%, 01/29/2027, 1 mo. USD LIBOR + 3.500%	146,869
367,225	APX Group, Inc. 5.66%, 07/10/2028, 1 mo. USD LIBOR + 3.500%	344,916
475,316	AVSC Holding Corp. 6.11%, 10/15/2026, 1 mo. USD LIBOR + 4.500%	409,960
Shares or Principal Amount		Market Value†
SENIOR FLOATING RATE INTERESTS - 10.2%(9) - (continued)
	Commercial Services - 0.8% - (continued)
	Belron Finance U.S. LLC
$ 241,855	3.69%, 11/13/2025, 3 mo. USD LIBOR + 2.250%	$ 238,227
97,500	5.06%, 10/30/2026, 1 mo. USD LIBOR + 2.250%	95,306
244,911	BrightView Landscapes LLC 5.58%, 04/20/2029, 1 mo.USD SOFR + 3.250%	238,176
213,191	Hertz Corp. 5.63%, 06/30/2028, 1 mo. USD LIBOR + 3.250%	204,331
744,375	MPH Acquisition Holdings LLC 5.82%, 09/01/2028, 3 mo. USD LIBOR + 4.250%	688,339
213,925	PECF USS Intermediate Holding III Corp. 6.62%, 12/15/2028, 1 mo. USD LIBOR + 4.250%	195,207
742,500	Signal Parent, Inc. 5.87%, 04/03/2028, 1 mo. USD LIBOR + 3.500%	551,833
	Verisure Holding AB
EUR 430,000	3.47%, 03/27/2028, 3 mo. EURIBOR + 3.250%	406,221
575,000	3.75%, 07/20/2026, 3 mo. EURIBOR + 3.250%	554,475
$ 622,125	WEX, Inc. 4.62%, 03/31/2028, 1 mo. USD LIBOR + 2.250%	608,612
189,000	WW International, Inc. 5.88%, 04/13/2028, 1 mo. USD LIBOR + 3.500%	140,215
		5,887,815
	Construction Materials - 0.4%
240,680	ACProducts, Inc. 6.97%, 05/17/2028, 1 mo. USD LIBOR + 4.250%	170,733
383,075	Chamberlain Group, Inc. 5.87%, 11/03/2028, 1 mo. USD LIBOR + 3.500%	355,942
689,944	Cornerstone Building Brands, Inc. 5.25%, 04/12/2028, 1 mo. USD LIBOR + 3.250%	587,142
361,006	CP Atlas Buyer, Inc. 6.12%, 11/23/2027, 1 mo. USD LIBOR + 3.750%	315,797
175,950	Ingersoll-Rand Services Co. 4.18%, 03/01/2027, 1 mo. USD LIBOR + 1.750%	172,271
634,855	Quikrete Holdings, Inc. 5.00%, 02/01/2027, 1 mo. USD LIBOR + 2.625%	598,878
260,453	Standard Industries, Inc. 3.79%, 09/22/2028, 1 mo. USD LIBOR + 2.500%	255,569
277,162	Tamko Building Products LLC 5.13%, 06/01/2026, 1 mo. USD LIBOR + 3.000%	266,076
		2,722,408
	Distribution/Wholesale - 0.2%
729,375	American Builders & Contractors Supply Co., Inc. 4.37%, 01/15/2027, 1 mo. USD LIBOR + 2.000%	711,447
681,410	Core & Main L.P. 4.95%, 07/27/2028, 1 mo. USD LIBOR + 2.500%	656,497
192,562	PAI Holdco, Inc. 6.56%, 10/28/2027, 1 mo. USD LIBOR + 3.500%	181,972
		1,549,916

142

Hartford Multi-Asset Income Fund
Schedule of Investments – (continued)
July 31, 2022  (Unaudited)

Shares or Principal Amount		Market Value†
SENIOR FLOATING RATE INTERESTS - 10.2%(9) - (continued)
	Diversified Financial Services - 0.5%
$ 662,682	Aretec Group, Inc. 6.62%, 10/01/2025, 3 mo. USD LIBOR + 4.250%	$ 635,843
967,254	Blackhawk Network Holdings, Inc. 5.05%, 06/15/2025, 3 mo. USD LIBOR + 3.000%	927,355
647,095	Deerfield Dakota Holding LLC 6.08%, 04/09/2027, 1 mo. USD LIBOR + 3.750%	626,064
634,424	Fleetcor Technologies Operating Co. LLC 4.12%, 04/28/2028, 1 mo. USD LIBOR + 1.750%	617,681
609,048	NFP Corp. 5.62%, 02/15/2027, 1 mo. USD LIBOR + 3.250%	576,818
350,000	Setanta Aircraft Leasing Designated Activity Co. 4.25%, 11/05/2028, 3 mo. USD LIBOR + 2.000%	343,175
		3,726,936
	Electronics - 0.1%
370,000	II-VI, Inc. 4.46%, 07/02/2029, 1 mo. USD LIBOR + 2.750%	359,207
272,250	Ingram Micro, Inc. 5.75%, 06/30/2028, 1 mo. USD LIBOR + 3.500%	266,805
		626,012
	Engineering & Construction - 0.2%
483,461	Brand Energy & Infrastructure Services, Inc. 6.94%, 06/21/2024, 3 mo. USD LIBOR + 4.250%	440,462
743,980	Brown Group Holding LLC 4.87%, 06/07/2028, 1 mo. USD LIBOR + 2.500%	714,749
104,475	Fluidra S.A. 4.43%, 01/29/2029, 1 mo. USD SOFR + 2.000%	100,949
		1,256,160
	Entertainment - 0.5%
	Crown Finance U.S., Inc.
761,694	4.00%, 02/28/2025, 1 mo. USD LIBOR + 2.500%	485,504
162,263	7.00%, 05/23/2024, 1 mo. USD LIBOR + 7.000%	178,734
73,504	10.08%, 02/28/2025, 1 mo. USD LIBOR + 8.250%	76,628
900,000	Delta (LUX) S.a.r.l. 4.87%, 02/01/2024, 3 mo. USD LIBOR + 2.500%	889,074
688,148	Golden Entertainment, Inc. 5.30%, 10/21/2024, 3 mo. USD LIBOR + 3.000%	676,105
110,000	Great Canadian Gaming Corp. 6.10%, 11/01/2026, 1 mo. USD LIBOR + 4.000%	106,425
484,856	SeaWorld Parks & Entertainment, Inc. 5.38%, 08/25/2028, 1 mo. USD LIBOR + 3.000%	461,118
514,803	UFC Holdings LLC 5.52%, 04/29/2026, 1 mo. USD LIBOR + 2.750%	497,212
		3,370,800
	Environmental Control - 0.0%
164,616	Covanta Holding Corp. 4.87%, 11/30/2028, 1 mo. USD LIBOR + 2.500%	160,706
183,613	Filtration Group Corp. 5.87%, 10/21/2028, 1 mo. USD LIBOR + 3.500%	176,314
		337,020
Shares or Principal Amount		Market Value†
SENIOR FLOATING RATE INTERESTS - 10.2%(9) - (continued)
	Food - 0.2%
$ 315,617	B&G Foods, Inc. 4.87%, 10/10/2026, 1 mo. USD LIBOR + 2.500%	$ 298,390
490,737	Froneri International Ltd. 4.62%, 01/29/2027, 1 mo. USD LIBOR + 2.250%	469,959
725,682	Hostess Brands LLC 4.94%, 08/03/2025, 1 mo. USD LIBOR + 2.250%	708,106
286,887	U.S. Foods, Inc. 3.57%, 09/13/2026, 3 mo. USD LIBOR + 2.000%	278,737
		1,755,192
	Food Service - 0.0%
177,175	Aramark Services, Inc. 4.12%, 01/15/2027, 1 mo. USD LIBOR + 1.750%	170,014
	Gas - 0.1%
809,950	UGI Energy Services LLC 6.12%, 08/13/2026, 1 mo. USD LIBOR + 3.750%	795,104
	Healthcare - Products - 0.3%
627,053	Avantor Funding, Inc. 4.62%, 11/08/2027, 1 mo. USD LIBOR + 2.250%	614,161
568,575	Medline Borrower LP 5.62%, 10/23/2028, 1 mo. USD LIBOR + 3.250%	542,102
793,357	Sunshine Luxembourg S.a.r.l. 6.00%, 10/01/2026, 1 mo. USD LIBOR + 3.750%	756,173
		1,912,436
	Healthcare - Services - 0.3%
	ADMI Corp.
340,687	5.75%, 12/23/2027, 1 mo. USD LIBOR + 3.375%	314,161
263,013	5.87%, 12/23/2027, 1 mo. USD LIBOR + 3.500%	244,712
EUR 465,000	Biogroup-LCD 2.75%, 02/09/2028, 3 mo. EURIBOR + 3.000%	435,750
$ 371,250	Heartland Dental LLC 6.26%, 04/30/2025, 1 mo. USD LIBOR + 4.000%	351,095
106,864	ICON Luxembourg S.a.r.l. 4.56%, 07/03/2028, 1 mo. USD LIBOR + 2.250%	104,803
678,830	Surgery Center Holdings, Inc. 5.63%, 08/31/2026, 1 mo. USD LIBOR + 3.750%	650,828
		2,101,349
	Home Furnishings - 0.1%
441,662	Mattress Firm, Inc. 5.64%, 09/25/2028, 1 mo. USD LIBOR + 4.250%	374,035
	Insurance - 0.6%
679,040	Acrisure LLC 5.87%, 02/15/2027, 1 mo. USD LIBOR + 3.500%	644,484
109,725	AssuredPartners, Inc. 5.87%, 02/12/2027, 1 mo. USD SOFR + 3.500%	104,239
	Asurion LLC
268,619	5.50%, 11/03/2023, 1 mo. USD LIBOR + 3.125%	263,679
592,403	5.62%, 12/23/2026, 1 mo. USD LIBOR + 3.250%	555,626
145,000	7.62%, 01/31/2028, 1 mo. USD LIBOR + 5.250%	123,975

143

Hartford Multi-Asset Income Fund
Schedule of Investments – (continued)
July 31, 2022  (Unaudited)

Shares or Principal Amount		Market Value†
SENIOR FLOATING RATE INTERESTS - 10.2%(9) - (continued)
	Insurance - 0.6% - (continued)
	Hub International Ltd.
$ 870,529	5.77%, 04/25/2025, 1 mo. USD LIBOR + 3.000%	$ 847,425
99,244	5.98%, 04/25/2025, 1 mo. USD LIBOR + 3.250%	96,950
	Sedgwick Claims Management Services, Inc.
870,677	5.62%, 12/31/2025, 3 mo. USD LIBOR + 3.250%	841,970
48,250	6.62%, 09/03/2026, 1 mo. USD LIBOR + 4.250%	46,947
483,502	USI, Inc. 5.25%, 05/16/2024, 3 mo. USD LIBOR + 3.000%	474,587
		3,999,882
	Internet - 0.3%
361,350	Endure Digital, Inc. 5.29%, 02/10/2028, 1 mo. USD LIBOR + 3.500%	331,239
684,049	MH Sub LLC 6.12%, 09/13/2024, 1 mo. USD LIBOR + 3.750%	663,240
500,000	NortonLifeLock, Inc. 0.00%, 01/28/2029, 3 mo. USD LIBOR + 2.000%(10)	486,250
303,475	Proofpoint, Inc. 4.82%, 08/31/2028, 1 mo. USD LIBOR + 3.250%	290,999
		1,771,728
	IT Services - 0.1%
339,364	Peraton Corp. 6.12%, 02/01/2028, 1 mo. USD LIBOR + 3.750%	329,397
638,844	Tempo Acquisition LLC 5.33%, 08/31/2028, 1 mo. USD SOFR + 3.000%	624,310
		953,707
	Leisure Time - 0.2%
	Carnival Corp.
274,400	5.88%, 06/30/2025, 1 mo. USD LIBOR + 3.000%	260,779
293,525	6.13%, 10/18/2028, 1 mo. USD LIBOR + 3.250%	271,877
371,250	Hayward Industries, Inc. 4.87%, 05/30/2028, 1 mo. USD LIBOR + 2.500%	353,616
267,300	MajorDrive Holdings LLC 5.63%, 06/01/2028, 1 mo. USD LIBOR + 4.000%	244,579
		1,130,851
	Lodging - 0.1%
	Caesars Resort Collection LLC
725,316	5.12%, 12/23/2024, 3 mo. USD LIBOR + 2.750%	708,090
237,188	5.87%, 07/21/2025, 1 mo. USD LIBOR + 3.500%	232,034
		940,124
	Machinery-Diversified - 0.1%
520,794	Vertical U.S. Newco, Inc. 6.87%, 07/30/2027, 1 mo. USD LIBOR + 3.500%	502,176
	Media - 0.6%
132,638	Banijay Entertainment S.A.S 5.54%, 03/01/2025, 1 mo. USD LIBOR + 3.750%	128,742
376,200	Cable One, Inc. 4.37%, 05/03/2028, 1 mo. USD LIBOR + 2.000%	361,058
Shares or Principal Amount		Market Value†
SENIOR FLOATING RATE INTERESTS - 10.2%(9) - (continued)
	Media - 0.6% - (continued)
	CSC Holdings LLC
$ 483,418	4.25%, 07/17/2025, 3 mo. USD LIBOR + 2.250%	$ 465,087
355,875	4.50%, 04/15/2027, 1 mo. USD LIBOR + 2.500%	339,121
377,662	DirecTV Financing LLC 7.37%, 08/02/2027, 1 mo. USD LIBOR + 5.000%	355,788
491,162	E.W. Scripps Co. 4.93%, 05/01/2026, 1 mo. USD LIBOR + 2.563%	476,304
425,886	Gray Television, Inc. 4.21%, 01/02/2026, 3 mo. USD LIBOR + 2.500%	414,106
750,000	Telenet Financing USD LLC 4.00%, 04/30/2028, 6 mo. USD LIBOR + 2.000%	717,720
410,000	Virgin Media Bristol LLC 5.25%, 01/31/2029, 1 mo. USD LIBOR + 3.250%	403,776
500,000	Ziggo Financing Partnership 4.50%, 04/30/2028, 1 mo. USD LIBOR + 2.500%	486,040
		4,147,742
	Oil & Gas - 0.0%
194,025	Southwestern Energy Co. 4.70%, 06/22/2027, 1 mo. USD SOFR + 2.500%	191,357
	Packaging & Containers - 0.3%
555,800	Berlin Packaging LLC 5.50%, 03/11/2028, 1 mo. USD LIBOR + 3.750%	528,471
415,000	Clydesdale Acquisition Holdings, Inc. 6.60%, 04/13/2029, 1 mo. USD LIBOR + 4.250%	397,881
136,500	Pregis TopCo Corp. 6.80%, 07/31/2026, 1 mo. USD LIBOR + 4.000%	130,528
114,425	Pretium PKG Holdings, Inc. 6.16%, 10/02/2028, 1 mo. USD LIBOR + 4.000%	107,036
627,086	Proampac PG Borrower LLC 5.33%, 11/03/2025, 1 mo. USD LIBOR + 3.750%	595,958
		1,759,874
	Pharmaceuticals - 0.5%
320,000	Bausch Health Cos., Inc. 7.17%, 02/01/2027, 1 mo. USD SOFR + 5.250%	268,400
558,762	Change Healthcare Holdings LLC 4.87%, 03/01/2024, 1 mo. USD LIBOR + 2.500%	550,905
433,331	Elanco Animal Health, Inc. 3.46%, 08/01/2027, 1 mo. USD LIBOR + 1.750%	418,503
419,057	Gainwell Acquisition Corp. 6.25%, 10/01/2027, 1 mo. USD LIBOR + 4.000%	405,785
306,125	Horizon Therapeutics USA, Inc. 4.06%, 03/15/2028, 1 mo. USD LIBOR + 1.750%	299,620
26,625	ICON Luxembourg S.a.r.l. 4.56%, 07/03/2028, 1 mo. USD LIBOR + 2.250%	26,112
346,500	Jazz Financing Lux S.a.r.l. 5.87%, 05/05/2028, 1 mo. USD LIBOR + 3.500%	337,983

144

Hartford Multi-Asset Income Fund
Schedule of Investments – (continued)
July 31, 2022  (Unaudited)

Shares or Principal Amount		Market Value†
SENIOR FLOATING RATE INTERESTS - 10.2%(9) - (continued)
	Pharmaceuticals - 0.5% - (continued)
$ 376,988	Organon & Co. 4.63%, 06/02/2028, 1 mo. USD LIBOR + 3.000%	$ 369,919
657,706	Pathway Vet Alliance LLC 6.00%, 03/31/2027, 1 mo. USD LIBOR + 3.750%	619,066
		3,296,293
	Pipelines - 0.3%
187,684	DT Midstream, Inc. 4.37%, 06/26/2028, 1 mo. USD LIBOR + 2.000%	187,684
805,761	Medallion Midland Acquisition LLC 6.12%, 10/18/2028, 1 mo. USD LIBOR + 3.750%	780,920
483,668	NorthRiver Midstream Finance L.P. 5.53%, 10/01/2025, 3 mo. USD LIBOR + 3.250%	477,279
268,650	Oryx Midstream Services Permian Basin LLC 4.71%, 10/05/2028, 1 mo. USD LIBOR + 3.250%	261,117
430,155	Traverse Midstream Partners LLC 5.95%, 09/27/2024, 1 mo. USD LIBOR + 4.250%	422,984
		2,129,984
	Retail - 0.8%
203,462	At Home Group, Inc. 6.28%, 07/24/2028, 1 mo. USD LIBOR + 4.000%	164,465
444,727	B.C. Unlimited Liability Co. 4.12%, 11/19/2026, 1 mo. USD LIBOR + 1.750%	430,691
426,392	Beacon Roofing Supply, Inc. 4.62%, 05/19/2028, 1 mo. USD LIBOR + 2.250%	410,108
287,601	EG Group Ltd. 6.50%, 03/31/2026, 1 mo. USD LIBOR + 4.250%	272,214
178,200	Foundation Building Materials Holding Co. LLC 6.05%, 01/31/2028, 1 mo. USD LIBOR + 3.250%	163,646
507,304	Great Outdoors Group LLC 6.12%, 03/06/2028, 1 mo. USD LIBOR + 3.750%	462,915
704,015	Harbor Freight Tools USA, Inc. 5.12%, 10/19/2027, 1 mo. USD LIBOR + 2.750%	650,665
	IRB Holding Corp.
236,400	4.84%, 12/15/2027, 1 mo. USD SOFR + 3.000%	226,353
243,020	5.12%, 02/05/2025, 1 mo. USD LIBOR + 2.750%	236,597
604,388	LBM Acquisition LLC 7.12%, 12/17/2027, 1 mo. USD LIBOR + 3.750%	518,589
423,550	Les Schwab Tire Centers 4.00%, 11/02/2027, 1 mo. USD LIBOR + 3.250%	407,667
376,200	Michaels Cos., Inc. 6.50%, 04/15/2028, 1 mo. USD LIBOR + 4.250%	314,315
266,625	Petco Health and Wellness Co., Inc. 5.50%, 03/03/2028, 1 mo. USD LIBOR + 3.250%	257,584
178,200	PetSmart, Inc. 6.12%, 02/11/2028, 1 mo. USD LIBOR + 3.750%	171,443
239,400	Specialty Building Products Holdings LLC 5.91%, 10/15/2028, 1 mo. USD LIBOR + 3.750%	216,657
Shares or Principal Amount		Market Value†
SENIOR FLOATING RATE INTERESTS - 10.2%(9) - (continued)
	Retail - 0.8% - (continued)
	SRS Distribution, Inc.
$ 119,400	6.18%, 06/02/2028, 1 mo. USD SOFR + 3.500%	$ 113,554
470,250	6.31%, 06/02/2028, 1 mo. USD LIBOR + 3.500%	447,325
485,000	Staples, Inc. 6.29%, 04/16/2026, 3 mo. USD LIBOR + 5.000%	418,667
		5,883,455
	Semiconductors - 0.1%
395,000	Entegris, Inc. 5.54%, 07/06/2029, 3 mo. USD LIBOR + 3.000%	389,403
500,000	MKS Instruments, Inc. 0.00%, 04/08/2029(10)	488,750
		878,153
	Software - 1.1%
	Athenahealth, Inc.
33,333	3.50%, 02/15/2029, 1 mo. USD SOFR + 3.500%(11)	31,708
196,667	5.65%, 02/15/2029, 1 mo. USD SOFR + 3.500%	187,079
EUR 210,000	Concorde Midco Ltd. 4.00%, 03/01/2028, 3 mo. EURIBOR + 4.000%	197,638
$ 642,700	DCert Buyer, Inc. 6.37%, 10/16/2026, 3 mo. USD LIBOR + 4.000%	620,437
910,842	Dun & Bradstreet Corp. 5.55%, 02/06/2026, 1 mo. USD LIBOR + 3.250%	885,038
311,853	E2open LLC 4.83%, 02/04/2028, 1 mo. USD LIBOR + 3.500%	303,180
155,600	Emerald TopCo, Inc. 5.87%, 07/24/2026, 1 mo. USD LIBOR + 3.500%	145,681
401,088	Epicor Software Corp. 5.62%, 07/30/2027, 1 mo. USD LIBOR + 3.250%	381,535
452,290	Hyland Software, Inc. 5.87%, 07/01/2024, 1 mo. USD LIBOR + 3.500%	443,104
710,000	McAfee LLC 5.70%, 03/01/2029, 3 mo. USD LIBOR + 4.000%	676,573
628,425	Mitchell International, Inc. 5.91%, 10/15/2028, 1 mo. USD LIBOR + 3.750%	594,333
578,455	Navicure, Inc. 6.37%, 10/22/2026, 1 mo. USD LIBOR + 4.000%	561,101
426,775	Polaris Newco LLC 6.37%, 06/02/2028, 1 mo. USD LIBOR + 4.000%	404,664
108,900	Press Ganey Holdings, Inc. 6.12%, 07/24/2026, 1 mo. USD LIBOR + 3.750%	102,094
516,100	RealPage, Inc. 5.37%, 04/24/2028, 1 mo. USD LIBOR + 3.250%	495,745
207,169	SS&C European Holdings S.a.r.l. 4.12%, 04/16/2025, 1 mo. USD LIBOR + 1.750%	202,087
255,201	SS&C Technologies, Inc. 4.12%, 04/16/2025, 1 mo. USD LIBOR + 1.750%	248,941
507,557	Ultimate Software Group, Inc. 5.54%, 05/04/2026, 1 mo. USD LIBOR + 3.250%	491,300
755,741	Zelis Healthcare Corp. 5.21%, 09/30/2026, 1 mo. USD LIBOR + 3.500%	734,875
		7,707,113

145

Hartford Multi-Asset Income Fund
Schedule of Investments – (continued)
July 31, 2022  (Unaudited)

Shares or Principal Amount		Market Value†
SENIOR FLOATING RATE INTERESTS - 10.2%(9) - (continued)
	Telecommunications - 0.3%
$ 483,503	Altice France S.A. 6.20%, 01/31/2026, 3 mo. USD LIBOR + 3.688%	$ 455,247
404,875	Frontier Communications Corp. 6.06%, 05/01/2028, 1 mo. USD LIBOR + 3.750%	385,340
EUR 1,048,617	Lorca Holdco Ltd. 4.50%, 09/17/2027, 3 mo. EURIBOR + 4.250%	1,023,510
$ 165,647	Zacapa LLC 6.30%, 03/22/2029, 1 mo. USD SOFR + 4.250%	157,469
298,414	Zayo Group Holdings, Inc. 5.37%, 03/09/2027, 1 mo. USD LIBOR + 3.000%	275,084
		2,296,650
	Textiles - 0.1%
543,637	Crocs, Inc. 4.45%, 02/20/2029, 1 mo. USD SOFR + 3.500%	510,535
	Transportation - 0.1%
388,576	First Student Bidco, Inc. 5.23%, 07/21/2028, 1 mo. USD LIBOR + 3.000%	359,969
	Total Senior Floating Rate Interests (cost $75,969,213)	$ 72,075,846
U.S. GOVERNMENT AGENCIES - 1.8%
	Mortgage-Backed Agencies - 1.8%
	FHLMC - 1.6%
2,966,567	1.33%, 06/25/2030(3)(4)	$ 248,755
5,571,910	1.43%, 07/25/2030(3)(4)	493,256
52,755	2.31%, 08/25/2033, 1 mo. USD SOFR + 0.800%(1)(2)	52,491
4,625,000	2.86%, 10/25/2034	4,267,234
788,171	3.71%, 05/25/2042(1)(2)	785,177
8,004	4.00%, 03/01/2041	8,254
131,685	4.31%, 10/25/2050, 1 mo. USD SOFR + 2.800%(1)(2)	131,843
295,150	4.76%, 03/25/2030, 1 mo. USD LIBOR + 2.500%(2)	293,846
1,345,000	4.76%, 02/25/2050, 1 mo. USD LIBOR + 2.500%(1)(2)	1,230,466
300,933	5.81%, 08/25/2029, 1 mo. USD LIBOR + 3.550%(2)	310,358
28,672	5.86%, 07/25/2050, 1 mo. USD LIBOR + 3.600%(1)(2)	28,710
1,265,000	6.31%, 10/25/2050, 1 mo. USD SOFR + 4.800%(1)(2)	1,295,326
112,835	6.81%, 10/25/2024, 1 mo. USD LIBOR + 4.550%(2)	114,810
413,817	6.96%, 03/25/2028, 1 mo. USD LIBOR + 4.700%(2)	423,128
117,870	7.26%, 12/25/2028, 1 mo. USD LIBOR + 5.000%(2)	121,995
561,674	7.41%, 11/25/2028, 1 mo. USD LIBOR + 5.150%(2)	582,007
722,725	8.61%, 09/25/2028, 1 mo. USD LIBOR + 6.350%(2)	757,054
		11,144,710
	FNMA - 0.2%
35,126	2.00%, 10/25/2024, 1 mo. USD LIBOR + 0.400%(2)	35,004
4,363	4.50%, 04/01/2041	4,535
1,235,000	4.51%, 04/25/2042(1)(2)	1,192,881
		1,232,420
Shares or Principal Amount		Market Value†
U.S. GOVERNMENT AGENCIES - 1.8% - (continued)
	Mortgage-Backed Agencies - 1.8% - (continued)
	GNMA - 0.0%
$ 49	6.00%, 11/20/2023	$ 51
107	6.00%, 12/20/2023	111
10	6.00%, 01/20/2024	11
5	6.00%, 02/20/2024	5
47	6.00%, 02/20/2026	49
352	6.00%, 02/20/2027	367
105	6.00%, 01/20/2028	110
2,081	6.00%, 02/20/2028	2,168
3,783	6.00%, 04/20/2028	4,031
1,043	6.00%, 06/15/2028	1,098
8,088	6.00%, 07/20/2028	8,560
7,384	6.00%, 08/20/2028	7,864
1,938	6.00%, 10/15/2028	2,037
8,405	6.00%, 11/15/2028	8,848
7,962	6.00%, 03/20/2029	8,490
9,201	6.00%, 09/20/2029	9,663
16,211	6.00%, 04/20/2030	16,882
1,892	6.00%, 06/20/2030	1,970
1,537	6.00%, 08/15/2034	1,646
13,713	6.50%, 03/15/2028	14,464
2,123	6.50%, 05/15/2028	2,239
2,893	6.50%, 07/15/2028	3,051
5,045	6.50%, 10/15/2028	5,321
439	6.50%, 12/15/2028	463
7,898	6.50%, 01/15/2029	8,330
5,730	6.50%, 02/15/2029	6,043
26,244	6.50%, 03/15/2029	27,680
1,780	6.50%, 04/15/2029	1,877
5,011	6.50%, 05/15/2029	5,291
3,784	6.50%, 06/15/2029	3,991
5,868	6.50%, 02/15/2035	6,301
7,544	7.00%, 11/15/2031	7,931
5,337	7.00%, 03/15/2032	5,609
79,461	7.00%, 11/15/2032	87,350
1,876	7.00%, 01/15/2033	2,027
6,967	7.00%, 05/15/2033	7,509
10,168	7.00%, 07/15/2033	10,895
18,123	7.00%, 11/15/2033	19,581
1,228	8.00%, 04/15/2030	1,252
5,486	8.00%, 05/15/2030	5,512
165	8.00%, 07/15/2030	167
3,695	8.00%, 08/15/2030	3,772
5,888	8.00%, 11/15/2030	5,952
58,986	8.00%, 02/15/2031	61,661
		378,230
	Total U.S. Government Agencies (cost $13,828,577)	$ 12,755,360
U.S. GOVERNMENT SECURITIES - 11.6%
	U.S. Treasury Securities - 11.6%
	U.S. Treasury Bonds - 3.8%
1,230,000	2.25%, 02/15/2052	$ 1,050,497
575,000	2.38%, 02/15/2042	505,102
8,240,000	2.88%, 05/15/2052	8,073,912
3,435,000	3.00%, 08/15/2048(12)	3,353,955
13,870,000	3.25%, 05/15/2042	14,008,700
		26,992,166
	U.S. Treasury Notes - 7.8%
950,000	0.13%, 05/31/2023	927,994
1,415,000	0.13%, 10/15/2023	1,368,073
2,700,000	0.25%, 09/30/2023	2,616,363
2,740,000	0.25%, 03/15/2024	2,623,229
2,710,000	0.25%, 08/31/2025	2,503,998
5,110,000	0.25%, 09/30/2025	4,712,977
200,000	0.38%, 10/31/2023	193,727

146

Hartford Multi-Asset Income Fund
Schedule of Investments – (continued)
July 31, 2022  (Unaudited)

Shares or Principal Amount		Market Value†
U.S. GOVERNMENT SECURITIES - 11.6% - (continued)
	U.S. Treasury Securities - 11.6% - (continued)
	U.S. Treasury Notes - 7.8% - (continued)
$ 185,000	0.38%, 08/15/2024	$ 175,764
610,000	0.38%, 11/30/2025	562,987
1,020,000	0.38%, 12/31/2025	939,396
1,355,000	0.38%, 01/31/2026	1,245,965
320,000	0.63%, 07/31/2026	294,225
530,000	0.75%, 03/31/2026	492,445
470,000	0.75%, 04/30/2026	436,200
860,000	0.75%, 05/31/2026	796,810
620,000	0.75%, 08/31/2026	572,313
2,315,000	0.88%, 06/30/2026	2,152,498
2,495,000	0.88%, 09/30/2026	2,311,871
400,000	1.00%, 12/15/2024	382,938
1,855,000	1.13%, 10/31/2026	1,734,860
3,640,000	1.25%, 11/30/2026	3,420,462
1,520,000	1.25%, 12/31/2026	1,426,781
350,000	1.25%, 03/31/2028	322,752
420,000	1.25%, 05/31/2028	386,416
115,000	1.25%, 09/30/2028	105,409
205,000	1.25%, 08/15/2031	182,370
255,000	1.38%, 10/31/2028	235,238
430,000	1.38%, 11/15/2031	385,589
325,000	1.50%, 02/29/2024	317,751
2,665,000	1.50%, 01/31/2027	2,527,378
140,000	1.50%, 11/30/2028	130,074
1,735,000	1.88%, 02/28/2027	1,672,716
1,500,000	2.50%, 05/31/2024	1,488,574
2,725,000	2.50%, 03/31/2027	2,699,347
130,000	2.63%, 04/15/2025	129,177
1,645,000	2.63%, 05/31/2027	1,639,474
1,845,000	2.75%, 05/15/2025	1,839,667
835,000	2.75%, 04/30/2027	836,239
265,000	2.75%, 05/31/2029	265,787
4,335,000	2.88%, 05/15/2032	4,421,023
2,955,000	3.25%, 06/30/2027	3,028,875
875,000	3.25%, 06/30/2029	905,762
		55,411,494
	Total U.S. Government Securities (cost $83,890,514)	$ 82,403,660
COMMON STOCKS - 31.4%
	Automobiles & Components - 0.2%
3,850	Bayerische Motoren Werke AG	$ 314,596
6,926	Ford Motor Co.	101,743
2,123	Harley-Davidson, Inc.	80,271
9,450	Mercedes-Benz Group AG	557,304
26,600	Stellantis N.V.	381,983
		1,435,897
	Banks - 1.7%
45,250	Abu Dhabi Islamic Bank PJSC	112,140
1,102,050	Agricultural Bank of China Ltd. Class H	363,480
45,100	Bank Leumi Le-Israel BM	438,535
431,000	Bank of Beijing Co. Ltd.	266,977
2,797,800	Bank of China Ltd. Class H	994,856
23,672	Bank of Nova Scotia	1,442,808
27,989	BAWAG Group AG(1)	1,292,245
1,129,250	China CITIC Bank Corp. Ltd. Class H	472,004
126,812	Credit Agricole S.A.	1,168,424
20,362	KBC Group N.V.	1,066,500
11,134	PNC Financial Services Group, Inc.	1,847,576
21,180	Popular, Inc.	1,645,050
15,610	Western Alliance Bancorp	1,192,292
		12,302,887
	Capital Goods - 3.6%
10,870	3M Co.	1,557,019
Shares or Principal Amount		Market Value†
COMMON STOCKS - 31.4% - (continued)
	Capital Goods - 3.6% - (continued)
57,845	Amada Co., Ltd.	$ 466,908
21,282	American Woodmark Corp.*	1,068,782
34,792	Assa Abloy AB Class B	821,996
192,876	BAE Systems plc	1,812,791
41,513	Builders FirstSource, Inc.*	2,822,884
35,640	Cie de Saint-Gobain	1,661,887
30,547	Fuji Corp.	473,391
85,387	Hazama Ando Corp.	574,804
175,600	Industries Qatar QSC	826,760
13,700	Jardine Cycle & Carriage Ltd.	278,070
62,576	JELD-WEN Holding, Inc.*	1,112,601
22,353	Kone Oyj Class B	1,021,564
26,479	Kumagai Gumi Co., Ltd.	563,383
2,891	Lockheed Martin Corp.	1,196,325
48,880	Mitsubishi Electric Corp.	515,891
16,795	Owens Corning	1,557,568
15,609	Raytheon Technologies Corp.	1,454,915
1,450	Rheinmetall AG	265,897
15,695	Schneider Electric SE	2,170,679
27,377	Signify N.V.(1)	889,151
8,433	Toyota Industries Corp.	513,481
41,961	Ushio, Inc.	580,159
17,141	Vinci S.A.	1,643,115
		25,850,021
	Commercial & Professional Services - 1.2%
1,572,073	Aker Carbon Capture ASA*	3,543,386
101,794	Bureau Veritas S.A.	2,807,540
39,220	Experian plc	1,373,181
33,615	Toppan, Inc.	571,974
		8,296,081
	Consumer Durables & Apparel - 2.1%
7,844	Cavco Industries, Inc.*	2,022,105
22,691	Century Communities, Inc.	1,161,098
19,156	D.R. Horton, Inc.	1,494,743
18,509	Lennar Corp. Class A	1,573,265
15,711	NIKE, Inc. Class B	1,805,508
54,667	Nikon Corp.	629,575
365	NVR, Inc.*	1,603,482
31,192	PulteGroup, Inc.	1,360,595
647	Ralph Lauren Corp. Class A	63,814
20,100	Sankyo Co., Ltd.	632,156
28,204	Toll Brothers, Inc.	1,387,073
76,318	TRI Pointe Group, Inc.*	1,413,409
		15,146,823
	Consumer Services - 0.7%
73,555	Compass Group plc	1,723,867
1,792	Expedia Group, Inc.*	190,042
13,979	H&R Block, Inc.	558,601
9,604	McDonald's Corp.	2,529,405
		5,001,915
	Diversified Financials - 0.6%
11,918	Blackstone, Inc. Class A	1,216,470
994,050	China Cinda Asset Management Co., Ltd. Class H	136,932
12,598	DWS Group GmbH & Co. KGaA(1)	367,733
36,700	Hannon Armstrong Sustainable Infrastructure Capital, Inc. REIT	1,324,503
7,374	New Residential Investment Corp. REIT	80,450
81,224	REC Ltd.	134,561
9,400	SBI Holdings, Inc.	190,702
19,030	Starwood Property Trust, Inc. REIT	449,489
		3,900,840
	Energy - 0.5%
1,909,550	Adaro Energy Tbk PT	419,296

147

Hartford Multi-Asset Income Fund
Schedule of Investments – (continued)
July 31, 2022  (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 31.4% - (continued)
	Energy - 0.5% - (continued)
8,843	Aker BP ASA(6)(13)	$ 305,613
365,551	China Shenhua Energy Co., Ltd. Class H	1,033,171
108,550	Indo Tambangraya Megah Tbk PT	290,086
29,192	TotalEnergies SE	1,491,050
		3,539,216
	Food & Staples Retailing - 0.4%
2,719	Albertsons Cos., Inc. Class A	73,005
11,150	Carrefour S.A.	190,019
120,041	Cencosud S.A.	163,989
133,349	J Sainsbury plc	359,718
26,350	Kesko Oyj Class B	651,719
17,923	Kroger Co.	832,344
7,000	Lawson, Inc.	248,230
79,607	Magnit PJSC GDR(13)(14)	—
		2,519,024
	Food, Beverage & Tobacco - 2.1%
39,180	Altria Group, Inc.	1,718,435
4,168	British American Tobacco plc	163,317
24,197	Coca-Cola Co.	1,552,721
34,127	Diageo plc	1,616,659
16,281	Heineken N.V.	1,605,092
47,076	Imperial Brands plc	1,033,616
107,100	Japan Tobacco, Inc.	1,923,046
17,600	JBS S.A.	108,646
26,350	Marfrig Global Foods S.A.	67,223
11,809	Nestle S.A.	1,446,925
8,762	PepsiCo., Inc.	1,533,000
17,407	Philip Morris International, Inc.	1,691,090
306,763	WH Group Ltd.(1)	232,323
		14,692,093
	Health Care Equipment & Services - 1.5%
20,638	Baxter International, Inc.	1,210,625
6,062	CVS Health Corp.	580,012
539	Elevance Health, Inc.	257,157
424,400	Hartalega Holdings Bhd	261,287
44,102	Koninklijke Philips N.V.	912,746
754,750	Kossan Rubber Industries Bhd	212,091
37,500	Medipal Holdings Corp.	565,778
15,213	Medtronic plc	1,407,507
703	QuidelOrtho Corp.*	71,734
300	Sonova Holding AG	108,054
9,298	Stryker Corp.	1,996,745
6,141	Teladoc Health, Inc.*	226,296
908,000	Top Glove Corp. Bhd	197,085
4,530	UnitedHealth Group, Inc.	2,456,800
		10,463,917
	Household & Personal Products - 0.9%
24,899	Colgate-Palmolive Co.	1,960,547
2,900	Kao Corp.	126,134
13,176	Procter & Gamble Co.	1,830,278
26,702	Reckitt Benckiser Group plc	2,165,926
		6,082,885
	Insurance - 1.4%
183,122	AIA Group Ltd.	1,839,762
45,647	AXA S.A.	1,051,821
9,795	Chubb Ltd.	1,847,729
42,518	Dai-ichi Life Holdings, Inc.	739,595
8,389	Fidelity National Financial, Inc.	335,224
39,100	Japan Post Holdings Co., Ltd.	281,513
7,189	Marsh & McLennan Cos., Inc.	1,178,709
19,342	MS&AD Insurance Group Holdings, Inc.	627,287
47,885	Old Republic International Corp.	1,114,284
59,419	T&D Holdings, Inc.	672,507
		9,688,431
Shares or Principal Amount		Market Value†
COMMON STOCKS - 31.4% - (continued)
	Materials - 1.2%
4,000	Anglo American plc	$ 144,579
17,664	BHP Group Ltd.	483,382
493,722	Elkem ASA(1)	2,022,960
384,841	Evraz plc(13)(14)	189,549
50,034	Fortescue Metals Group Ltd.	643,865
11,650	ICL Group Ltd.	106,160
5,750	Kumba Iron Ore Ltd.	171,354
5,279	Linde plc	1,594,258
27,684	Louisiana-Pacific Corp.	1,761,533
154,050	NMDC Ltd.	210,259
12,362	Rio Tinto Ltd.	856,496
14,700	Vedanta Ltd.	47,346
		8,231,741
	Media & Entertainment - 0.6%
364	Alphabet, Inc. Class A*	42,341
44,093	Comcast Corp. Class A	1,654,369
40,794	DeNA Co., Ltd.	602,574
21,700	International Games System Co., Ltd.	257,196
28,130	Interpublic Group of Cos., Inc.	840,243
3,757	Live Nation Entertainment, Inc.*	353,120
2,553	Meta Platforms, Inc. Class A*	406,182
900	Nintendo Co., Ltd.	402,456
		4,558,481
	Pharmaceuticals, Biotechnology & Life Sciences - 2.5%
13,136	AbbVie, Inc.	1,885,147
34,776	Astellas Pharma, Inc.	544,640
23,052	AstraZeneca plc ADR	1,526,734
22,166	Bristol-Myers Squibb Co.	1,635,407
23,480	Chugai Pharmaceutical Co., Ltd.	659,619
1,873	Exact Sciences Corp.*	84,472
3,633	Exelixis, Inc.*	76,002
16,616	Gilead Sciences, Inc.	992,806
15,738	Johnson & Johnson	2,746,596
5,492	Merck & Co., Inc.	490,655
17,301	Novartis AG	1,486,669
25,145	Ono Pharmaceutical Co., Ltd.	707,050
50,052	Pfizer, Inc.	2,528,127
4,129	Roche Holding AG	1,370,847
3,004	Sarepta Therapeutics, Inc.*	279,222
17,200	Takeda Pharmaceutical Co., Ltd.	504,651
		17,518,644
	Real Estate - 2.2%
157,512	Aldar Properties PJSC	210,423
5,221	American Tower Corp. REIT	1,414,003
297,088	Barwa Real Estate Co.	294,503
60,100	Capitaland Investment Ltd.	171,004
142,000	CK Asset Holdings Ltd.	1,005,321
80,781	Equity LifeStyle Properties, Inc. REIT	5,939,019
22,650	Hongkong Land Holdings Ltd.	117,736
148,500	Kerry Properties Ltd.	357,163
12,300	Klepierre S.A. REIT	273,307
594	Life Storage, Inc. REIT	74,779
38,150	Mitsubishi Estate Co., Ltd.	566,589
30,203	Mitsui Fudosan Co., Ltd. REIT	675,019
2,040	National Retail Properties, Inc. REIT	97,124
21,700	New World Development Co., Ltd.	72,563
4,025	PSP Swiss Property AG	481,358
3,749	Public Storage REIT	1,223,711
61,400	Shimao Group Holdings Ltd.(6)(13)(14)	27,658
244,261	Sino Land Co., Ltd.	362,932
9,423	Spirit Realty Capital, Inc. REIT	417,816
5,807	STORE Capital Corp. REIT	168,519
29,550	Sun Hung Kai Properties Ltd.	352,742
261,150	Suntec Real Estate Investment Trust REIT	305,020

148

Hartford Multi-Asset Income Fund
Schedule of Investments – (continued)
July 31, 2022  (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 31.4% - (continued)
	Real Estate - 2.2% - (continued)
209,850	Swire Properties Ltd.	$ 500,016
2,717	Weyerhaeuser Co., REIT	98,681
3,343	WP Carey, Inc. REIT	298,530
		15,505,536
	Retailing - 0.4%
2,006,600	Allstar Co.*(13)(14)(15)	—
49	AutoZone, Inc.*	104,732
1,366	Best Buy Co., Inc.	105,168
1,652	Dick's Sporting Goods, Inc.(6)	154,611
142,800	Harvey Norman Holdings Ltd.	416,710
11,400	Hennes & Mauritz AB Class B	145,858
1,100	JD.com, Inc. Class A	32,816
75,271	Qurate Retail, Inc.	205,490
23,188	TJX Cos., Inc.	1,418,178
21,100	USS Co., Ltd.	414,035
8,500	ZOZO, Inc.	183,614
		3,181,212
	Semiconductors & Semiconductor Equipment - 1.1%
3,223	Broadcom, Inc.	1,725,852
31,100	Chipbond Technology Corp.	56,998
11,890	First Solar, Inc.*	1,179,131
28,210	Intel Corp.	1,024,305
18,000	MediaTek, Inc.	414,721
17,800	Novatek Microelectronics Corp.	158,577
2,443	QUALCOMM, Inc.	354,382
28,000	Realtek Semiconductor Corp.	321,993
6,056	SK Hynix, Inc.	457,814
24,294	STMicroelectronics N.V.	919,371
6,606	Texas Instruments, Inc.	1,181,747
3,200	Tower Semiconductor Ltd.*	152,537
73,268	United Microelectronics Corp.	98,565
		8,045,993
	Software & Services - 2.9%
5,524	Accenture plc Class A	1,691,780
10,342	Amdocs Ltd.	900,374
5,565	Automatic Data Processing, Inc.	1,341,833
7,927	Capgemini SE	1,511,971
852	CGI, Inc.*	73,054
5,286	Cognizant Technology Solutions Corp. Class A	359,237
1,318	Coupa Software, Inc.*	86,224
8,480	Dropbox, Inc. Class A*	192,835
28,562	DTS Corp.	725,553
7,441	Fidelity National Information Services, Inc.	760,173
17,030	Fortinet, Inc.*	1,015,839
2,297	Gartner, Inc.*	609,808
12,916	International Business Machines Corp.	1,689,284
10,353	Microsoft Corp.	2,906,501
4,700	Nemetschek SE	314,649
8,639	Nortonlifelock, Inc.	211,915
5,368	Oracle Corp.	400,826
3,000	Otsuka Corp.	93,557
2,432	Palo Alto Networks, Inc.*	1,213,811
1,477	Paychex, Inc.	189,470
2,431	PayPal Holdings, Inc.*	210,354
559	Roper Technologies, Inc.	244,099
8,308	SS&C Technologies Holdings, Inc.	491,584
1,842	Teradata Corp.*	70,530
13,200	Trend Micro, Inc.	767,107
820	Twilio, Inc.*	69,536
10,865	Visa, Inc. Class A	2,304,575
Shares or Principal Amount		Market Value†
COMMON STOCKS - 31.4% - (continued)
	Software & Services - 2.9% - (continued)
13,574	Western Union Co.	$ 231,029
1,846	Zoom Video Communications, Inc. Class A*	191,726
		20,869,234
	Technology Hardware & Equipment - 0.3%
106,000	Asustek Computer, Inc.	999,965
23,200	E Ink Holdings, Inc.	152,628
151,000	Hon Hai Precision Industry Co., Ltd.	551,867
13,930	Pure Storage, Inc. Class A*	394,915
27,100	VTech Holdings Ltd.	184,742
		2,284,117
	Telecommunication Services - 1.0%
51,296	AT&T, Inc.	963,339
77,079	KDDI Corp.	2,471,331
2,183	KT Corp.	63,450
63,641	Lumen Technologies, Inc.	693,051
34,830	Nippon Telegraph & Telephone Corp.	994,930
54,250	Ooredoo QPSC	139,170
6,708	SK Telecom Co., Ltd.	276,876
477,975	Telefonica Deutschland Holding AG	1,270,758
		6,872,905
	Transportation - 1.0%
415	AMERCO	222,888
245	AP Moller - Maersk A/S Class B	668,931
17,282	Canadian National Railway Co.	2,189,418
2,800	Nippon Express Holdings, Inc.	167,315
20,250	Orient Overseas International Ltd.	705,727
690	Ryder System, Inc.	54,041
32,893	Schneider National, Inc. Class B	833,180
248,450	SITC International Holdings Co., Ltd.	845,954
6,118	United Parcel Service, Inc. Class B	1,192,337
6,249	ZIM Integrated Shipping Services Ltd.	311,325
		7,191,116
	Utilities - 1.3%
2,626	Avangrid, Inc.	127,965
1,334,000	China Longyuan Power Group Corp. Ltd. Class H	2,143,151
10,373	Endesa S.A.	190,131
329,052	Enel S.p.A.	1,658,838
118,940	Engie S.A.	1,471,566
8,916	Exelon Corp.	414,505
80,950	GAIL India Ltd.	150,072
1,990	Iberdrola S.A.(13)	21,213
71,643	Iberdrola S.A.	765,038
9,300	Lundin Energy AB	11,481
100,414	National Grid plc	1,382,660
16,168	PPL Corp.	470,165
13,949	Rubis SCA	340,931
3,831	Vistra Corp.	99,031
		9,246,747
	Total Common Stocks (cost $209,172,204)	$ 222,425,756
CONVERTIBLE PREFERRED STOCKS - 0.4%
	Diversified Financials - 0.4%
18,485	KKR & Co., Inc. Series C, 6.00%	$ 1,293,950
1,297	Mandatory Exchangeable Trust, 6.50%(1)	1,212,189
	Total Convertible Preferred Stocks (cost $2,221,250)	$ 2,506,139

149

Hartford Multi-Asset Income Fund
Schedule of Investments – (continued)
July 31, 2022  (Unaudited)

Shares or Principal Amount		Market Value†
EQUITY LINKED SECURITIES - 5.4%
	Banks - 1.4%
$ 45,637	Amazon.Com, Inc. (BNP Paribas Issuance B.V.) 10.80% 09/21/2022*(1)	$ 5,792,424
13,433	The Home Depot, Inc. (BNP Paribas Issuance B.V.) 12.00% 10/26/2022(1)	4,057,164
		9,849,588
	Diversified Financials - 4.0%
36,881	Apple, Inc. (Royal Bank of Canada) 12.00% 09/21/2022(1)	5,587,821
195,412	AT&T, Inc. (Societe Generale) 12.00% 10/26/2022(1)	3,716,185
15,904	Mastercard, Inc. (Canadian Imperial Bank) 12.00% 09/21/2022(1)	5,436,649
15,409	Microsoft Corp. (Royal Bank of Canada) 12.00% 10/26/2022(1)	4,247,879
120,323	Schlumberger NV (Royal Bank of Canada) 12.00% 10/26/2022(1)	4,383,513
47,391	Valero Energy Corp. (Royal Bank of Canada) 12.00% 09/21/2022(1)	5,262,500
		28,634,547
	Total Equity Linked Securities (cost $36,314,782)	$ 38,484,135
PREFERRED STOCKS - 0.3%
	Automobiles & Components - 0.2%
11,023	Volkswagen AG (Preference Shares)	$ 1,558,540
	Energy - 0.1%
36,700	Petroleo Brasileiro S.A. (Preference Shares)	242,227
	Materials - 0.0%
17,900	Gerdau S.A. (Preference Shares)	84,620
	Total Preferred Stocks (cost $2,201,108)	$ 1,885,387
	Total Long-Term Investments (Cost $714,647,074)	$ 700,508,608
SHORT-TERM INVESTMENTS - 0.6%
	Repurchase Agreements - 0.2%
1,180,904	Fixed Income Clearing Corp. Repurchase Agreement dated 07/29/2022 at 2.230%, due on 08/01/2022 with a maturity value of $1,181,123; collateralized by U.S. Treasury Bond at 1.125%, maturing 08/15/2040, with a market value of $1,204,549	$ 1,180,904
	Securities Lending Collateral - 0.3%
1,269,727	Goldman Sachs Financial Square Funds, Government Fund, Institutional Class, 2.06%(16)	1,269,727
898,897	HSBC US Government Money Market Fund, 2.18%(16)	898,897
412,238	Invesco Government & Agency Portfolio, Institutional Class, 2.12%(16)	412,238
		2,580,862
Shares or Principal Amount			Market Value†
SHORT-TERM INVESTMENTS - 0.6% - (continued)
	U.S. Treasury Securities - 0.1%
$ 530,000	U.S. Treasury Bills 1.66%, 03/23/2023(17)		$ 520,616
	Total Short-Term Investments (cost $4,286,148)		$ 4,282,382
	Total Investments (cost $718,933,222)	99.5%	$ 704,790,990
	Other Assets and Liabilities	0.5%	3,802,483
	Total Net Assets	100.0%	$ 708,593,473
Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.
Prices of foreign equities that are principally traded on certain foreign markets will generally be adjusted daily pursuant to a fair value pricing service approved by the Board of Directors in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.
The Fund may refer to any one or more of the industry classifications used by one or more widely recognized market indices, ratings group and/or as defined by Fund management. Industry classifications may not be identical across all security types.
Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.
For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
See “Glossary” for abbreviation descriptions.

*	Non-income producing.
(1)	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions that are exempt from registration (typically only to qualified institutional buyers) or in a public offering registered under the Securities Act of 1933. At July 31, 2022, the aggregate value of these securities was $198,122,403, representing 28.0% of net assets.
(2)	Variable rate securities; the rate reported is the coupon rate in effect at July 31, 2022. Base lending rates may be subject to a floor or cap.
(3)	Variable or floating rate security, which interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.
(4)	Securities disclosed are interest-only strips.
(5)	Security is exempt from registration under Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At July 31, 2022, the aggregate value of this security was $1,620,551, representing 0.2% of net assets.
(6)	Represents entire or partial securities on loan.
(7)	Security is a zero-coupon bond.
(8)	Fixed to variable rate investment. The rate shown reflects the fixed rate in effect at July 31, 2022. Rate will reset at a future date. Base lending rates may be subject to a floor or cap.

150

Hartford Multi-Asset Income Fund
Schedule of Investments – (continued)
July 31, 2022  (Unaudited)

(9)	Senior floating rate interests generally pay interest rates which are periodically adjusted by reference to a base short-term, floating lending rate plus a premium. The base lending rates are primarily the LIBOR, and secondarily the prime rate offered by one or more major United States banks (the "Prime Rate") and the certificate of deposit rate or other base lending rates used by commercial lenders. Senior floating rate interests often require prepayments from excess cash flows or permit the borrower to repay at its election. The rate at which the borrower repays cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. Base lending rates may be subject to a floor or cap. Unless otherwise noted, the interest rate disclosed for these securities represents the rate in effect as of July 31, 2022.
(10)	Represents an unsettled loan commitment. The coupon rate will be determined at time of settlement.
(11)	This security, or a portion of this security, has unfunded loan commitments. As of July 31, 2022, the aggregate value of the unfunded commitment was $31,708, which represents 0.0% of total net assets.
(12)	All, or a portion of the security, was pledged as collateral in connection with futures contracts. As of July 31, 2022, the market value of securities pledged was $1,357,205.
(13)	These securities are valued in good faith at fair value as determined under policies and procedures established by and under the supervision of the Board of Directors. At July 31, 2022, the aggregate fair value of these securities are $544,033, which represented 0.1% of total net assets. This amount excludes securities that are principally traded in certain foreign markets and whose prices are adjusted pursuant to a third party pricing service methodology approved by the Board of Directors.
(14)	Investment valued using significant unobservable inputs.
(15)	Investment in securities not registered under the Securities Act of 1933 (excluding securities acquired pursuant to Rule 144A and Regulation S). At the end of the period, the value of such restricted securities amounted to $0 or 0.0% of net assets.

Period Acquired	Security Name	Shares/ Par Value	Total Cost	Market Value
08/2011	Allstar Co.	2,006,600	$ —	$ —

(16)	Current yield as of period end.
(17)	The rate shown represents current yield to maturity.

Futures Contracts Outstanding at July 31, 2022
Description	Number of Contracts	Expiration Date	Current Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Long position contracts:
U.S. Treasury 2-Year Note Future	43	09/30/2022	$ 9,049,821	$ (36,772)
U.S. Treasury 5-Year Note Future	148	09/30/2022	16,831,531	82,882
U.S. Treasury 10-Year Ultra Future	95	09/21/2022	12,468,750	189,804
Total				$ 235,914
Short position contracts:
U.S. Treasury 10-Year Note Future	6	09/21/2022	$ (726,844)	$ (16,901)
Total futures contracts				$ 219,013

Centrally Cleared Credit Default Swap Contracts Outstanding at July 31, 2022
Reference Entity	Notional Amount(1)		(Pay)/Receive Fixed Rate	Expiration Date	Periodic Payment Frequency	Cost Basis	Value†	Unrealized Appreciation/ (Depreciation)
Credit default swaps on indices:
Sell protection:
CDX.NA.IGS.38.V1	USD	1,645,000	1.00%	06/20/2027	Quarterly	$ 13,643	$ 16,547	$ 2,904
Total centrally cleared credit default swap contracts						$ 13,643	$ 16,547	$ 2,904

(1)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

Foreign Currency Contracts Outstanding at July 31, 2022
Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Counterparty	Settlement Date	Appreciation/ (Depreciation)
39,141,485	USD	38,284,000	EUR	DEUT	08/31/2022	$ (70,240)
13,441,663	USD	11,155,000	GBP	TDB	08/31/2022	(152,420)
Total foreign currency contracts						$ (222,660)
† For information regarding the Fund’s significant accounting policies, please refer to the Fund’s most recent shareholder report.
151

Hartford Multi-Asset Income Fund
Schedule of Investments – (continued)
July 31, 2022  (Unaudited)

Fair Value Summary
The following is a summary of the fair valuations according to the inputs used as of July 31, 2022 in valuing the Fund’s investments.
Description	Total	Level 1	Level 2	Level 3(1)
Assets
Asset & Commercial Mortgage-Backed Securities	$ 121,934,238	$ —	$ 121,934,238	$ —
Convertible Bonds	29,482,729	—	29,482,729	—
Corporate Bonds	103,252,440	—	103,252,440	—
Foreign Government Obligations	6,044,926	—	6,044,926	—
Municipal Bonds	7,257,992	—	7,257,992	—
Senior Floating Rate Interests	72,075,846	—	72,075,846	—
U.S. Government Agencies	12,755,360	—	12,755,360	—
U.S. Government Securities	82,403,660	—	82,403,660	—
Common Stocks
Automobiles & Components	1,435,897	182,014	1,253,883	—
Banks	12,302,887	6,127,726	6,175,161	—
Capital Goods	25,850,021	10,770,094	15,079,927	—
Commercial & Professional Services	8,296,081	—	8,296,081	—
Consumer Durables & Apparel	15,146,823	13,885,092	1,261,731	—
Consumer Services	5,001,915	3,278,048	1,723,867	—
Diversified Financials	3,900,840	3,070,912	829,928	—
Energy	3,539,216	—	3,539,216	—
Food & Staples Retailing	2,519,024	1,069,338	1,449,686	—
Food, Beverage & Tobacco	14,692,093	6,671,115	8,020,978	—
Health Care Equipment & Services	10,463,917	8,468,163	1,995,754	—
Household & Personal Products	6,082,885	3,790,825	2,292,060	—
Insurance	9,688,431	4,475,946	5,212,485	—
Materials	8,231,741	3,355,791	4,686,401	189,549
Media & Entertainment	4,558,481	3,296,255	1,262,226	—
Pharmaceuticals, Biotechnology & Life Sciences	17,518,644	12,245,168	5,273,476	—
Real Estate	15,505,536	9,732,182	5,745,696	27,658
Retailing	3,181,212	1,988,179	1,193,033	—
Semiconductors & Semiconductor Equipment	8,045,993	5,465,417	2,580,576	—
Software & Services	20,869,234	17,387,792	3,481,442	—
Technology Hardware & Equipment	2,284,117	394,915	1,889,202	—
Telecommunication Services	6,872,905	1,656,390	5,216,515	—
Transportation	7,191,116	4,803,189	2,387,927	—
Utilities	9,246,747	1,111,666	8,135,081	—
Convertible Preferred Stocks	2,506,139	2,506,139	—	—
Equity Linked Securities	38,484,135	—	38,484,135	—
Preferred Stocks	1,885,387	326,847	1,558,540	—
Short-Term Investments	4,282,382	2,580,862	1,701,520	—
Futures Contracts(2)	272,686	272,686	—	—
Swaps - Credit Default(2)	2,904	—	2,904	—
Total	$ 705,066,580	$ 128,912,751	$ 575,936,622	$ 217,207
Liabilities
Foreign Currency Contracts(2)	$ (222,660)	$ —	$ (222,660)	$ —
Futures Contracts(2)	(53,673)	(53,673)	—	—
Total	$ (276,333)	$ (53,673)	$ (222,660)	$ —

(1)	For the period ended July 31, 2022, investments valued at $2,264,053 were transferred into Level 3 due to the unavailability of active market pricing, and investments valued at $584,914 were transferred out of Level 3 due to the availability of significant observable inputs.
(2)	Derivative instruments (excluding purchased and written options, if applicable) are valued at the unrealized appreciation/(depreciation) on the investments.
Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the period ended July 31, 2022 is not presented.
152

The Hartford Municipal Opportunities Fund
Schedule of Investments
July 31, 2022  (Unaudited)

Shares or Principal Amount		Market Value†
MUNICIPAL BONDS - 96.0%
	Alabama - 2.0%
	Alabama Federal Aid Highway Finance Auth Rev
$ 1,615,000	5.00%, 09/01/2026	$ 1,619,626
1,250,000	5.00%, 09/01/2034	1,439,338
1,415,000	Birmingham, AL, Water Works Board Water Rev 5.00%, 01/01/2029	1,601,819
	Black Belt Energy Gas Dist, AL, Rev
1,250,000	4.00%, 12/01/2023	1,268,507
1,570,000	4.00%, 12/01/2024	1,602,688
2,955,000	4.00%, 12/01/2025	3,025,507
3,000,000	Jefferson County, AL, Board of Education 5.00%, 02/01/2042	3,311,525
2,660,000	Jefferson County, AL, GO 5.00%, 04/01/2024	2,802,974
	Lower Alabama Gas Dist, Rev
6,915,000	4.00%, 12/01/2050(1)	7,065,580
4,000,000	5.00%, 09/01/2031	4,435,858
2,940,000	Southeast Alabama Gas Supply District Rev 4.00%, 06/01/2049(1)	3,001,727
	State of Alabama, Docks Department Rev, (AGM Insured)
230,000	5.00%, 10/01/2024	243,162
1,000,000	5.00%, 10/01/2032	1,096,307
	State of Alabama, Troy University, Rev, (BAM Insured)
1,000,000	5.00%, 11/01/2025	1,094,757
1,250,000	5.00%, 11/01/2026	1,399,697
1,620,000	5.00%, 11/01/2027	1,850,757
		36,859,829
	Alaska - 0.4%
	CIVICVentures, AK, Rev
2,000,000	5.00%, 09/01/2025	2,105,257
1,000,000	5.00%, 09/01/2026	1,051,127
	Northern, AK, Tobacco Securitization Corp. Rev
1,385,000	4.00%, 06/01/2036	1,400,369
2,255,000	4.00%, 06/01/2038	2,268,258
		6,825,011
	Arizona - 0.3%
2,000,000	City of Phoenix, AZ, Civic Improvement Corp. Rev 4.00%, 07/01/2038	2,009,336
1,965,000	Maricopa County, AZ, Industrial Dev Auth Rev 4.00%, 10/15/2047(2)	1,820,484
44,000	Sundance, AZ, Community Facs Dist Rev 7.13%, 07/01/2027(2)	44,004
2,870,000	Tempe, AZ, Industrial Dev Auth Rev 1.13%, 12/01/2026	2,540,623
		6,414,447
	California - 6.0%
	Alameda County, Oakland, CA, Unified School Dist, GO, (AGM Insured)
475,000	4.00%, 08/01/2034	502,196
1,000,000	4.00%, 08/01/2036	1,053,537
7,960,000	Bay Area Toll Auth, CA, Rev 1.63%, 04/01/2056(1)	7,699,191
4,790,000	California Community Choice Financing Auth Rev 4.00%, 10/01/2052(1)	4,955,320
	California County, CA, Tobacco Securitization Agency Rev
150,000	5.00%, 06/01/2030	167,679
300,000	5.00%, 06/01/2032	332,259
500,000	5.00%, 06/01/2033	550,866
Shares or Principal Amount		Market Value†
MUNICIPAL BONDS - 96.0% - (continued)
	California - 6.0% - (continued)
	California Enterprise Dev Auth Rev
$ 1,250,000	5.00%, 08/01/2035	$ 1,314,731
1,075,000	5.00%, 08/01/2055	1,100,610
	California Municipal Finance Auth Rev
4,935,000	4.00%, 10/01/2049	4,799,937
775,000	5.00%, 05/15/2028	854,587
800,000	5.00%, 05/15/2031	895,747
	California Public Finance Auth Rev
1,195,000	2.38%, 11/15/2028(2)	1,121,635
1,000,000	3.13%, 05/15/2029(2)	935,927
	California State Communities Dev Auth Rev
185,000	5.00%, 10/01/2022	186,120
1,000,000	5.63%, 10/01/2032	1,006,902
	California State Health Facs Finance Auth Rev
5,155,000	4.00%, 08/15/2040	5,260,388
1,000,000	5.00%, 02/01/2029	1,115,807
	California State, GO Taxable
2,315,000	4.00%, 11/01/2041	2,369,403
3,000,000	5.00%, 08/01/2029	3,353,764
5,000,000	5.00%, 04/01/2042	5,578,658
700,000	City of Fontana, CA, 4.00%, 09/01/2051	645,116
	City of Los Angeles, CA, Department of Airports Rev
6,570,000	3.00%, 05/15/2039	5,819,512
4,000,000	4.00%, 05/15/2035	4,179,594
1,000,000	5.00%, 05/15/2029	1,111,396
	Elk Grove, CA, Finance Auth, (BAM Insured)
315,000	5.00%, 09/01/2031	340,507
910,000	5.00%, 09/01/2032	981,879
2,600,000	Fresno, CA, Unified School Dist, GO 0.00%, 08/01/2031(3)	1,925,171
47,955,000	Golden State Tobacco Securitization Corp., CA Rev 0.00%, 06/01/2066(3)	6,100,490
	Hemet, CA, Unified School Dist Financing Auth
1,440,000	5.00%, 09/01/2030	1,509,329
1,535,000	5.00%, 09/01/2031	1,605,855
	Inglewood, CA, Redevelopment Agency, (BAM Insured)
1,000,000	5.00%, 05/01/2028	1,122,962
1,000,000	5.00%, 05/01/2029	1,121,277
5,225,000	Long Beach, CA, Finance Auth Natural Gas Rev 2.40%, 11/15/2027, 3 mo. USD LIBOR + 1.45000%(4)	4,961,238
2,755,000	Los Angeles Unified School District, GO 5.00%, 07/01/2025	3,012,332
2,500,000	Los Angeles, CA, Department of Water & Power Rev 5.00%, 07/01/2025	2,736,505
3,710,000	Northern California Energy Auth. Rev 4.00%, 07/01/2049(1)	3,797,178
	Orange County, CA, Community Facs Dist
980,000	5.00%, 08/15/2034	1,026,531
1,000,000	5.00%, 08/15/2036	1,059,062
2,500,000	5.00%, 08/15/2041	2,625,163
1,000,000	Rancho Cucamonga, CA, Redevelopment Agency Successor Agency, (AGM Insured) 5.00%, 09/01/2029	1,060,857
2,000,000	Romoland, CA, School Dist 5.00%, 09/01/2048	2,116,715
60,000	San Diego, CA, Redevelopment Agency Successor Agency Rev 5.25%, 09/01/2026	60,173
	San Diego, CA, United School Dist, GO
805,000	4.00%, 07/01/2034	832,637
865,000	4.00%, 07/01/2035	891,132

153

The Hartford Municipal Opportunities Fund
Schedule of Investments – (continued)
July 31, 2022  (Unaudited)

Shares or Principal Amount		Market Value†
MUNICIPAL BONDS - 96.0% - (continued)
	California - 6.0% - (continued)
	San Joaquin Hills, CA, Transportation Corridor Agency Rev
$ 4,382,000	4.00%, 01/15/2034	$ 4,507,049
2,665,000	5.00%, 01/15/2033	2,978,662
	Santa Margarita, CA, Water Dist
485,000	5.00%, 09/01/2022	486,106
475,000	5.00%, 09/01/2023	488,068
480,000	5.00%, 09/01/2024	493,032
480,000	5.00%, 09/01/2025	492,592
2,065,000	5.00%, 09/01/2028	2,157,905
1,500,000	Stockton, CA, Redevelopment Agency, (AGM Insured) 5.00%, 09/01/2029	1,658,811
		109,060,100
	Colorado - 2.1%
	Arapahoe County, CO, School Dist No. 6 Littleton, GO, (State Aid Withholding Insured)
1,230,000	5.50%, 12/01/2032	1,456,964
1,655,000	5.50%, 12/01/2034	1,947,916
	City & County of Denver, CO, Airport System Rev
7,985,000	5.00%, 12/01/2029	8,967,716
1,000,000	5.00%, 12/01/2034	1,158,613
1,575,000	5.00%, 12/01/2036	1,838,935
1,500,000	5.00%, 11/15/2039	1,729,866
750,000	5.00%, 11/15/2042	852,664
	Colorado Health Facs Auth Rev
1,320,000	4.00%, 12/01/2040	1,269,867
6,665,000	5.00%, 08/01/2044	7,085,627
1,470,000	Denver, CO, Convention Center Hotel Auth Rev 5.00%, 12/01/2031	1,551,227
3,650,000	E-470 Public Highway, CO, Auth Rev 1.88%, 09/01/2039, 1 mo. USD SOFR + 0.350%(4)	3,620,311
	Park Creek, CO, Metropolitan Dist Rev
2,000,000	5.00%, 12/01/2029	2,172,296
1,195,000	5.00%, 12/01/2033	1,349,207
1,035,000	Regional Transportation Dist, CO, Rev 5.00%, 07/15/2031	1,153,780
1,590,000	University of Colorado, Rev 2.00%, 06/01/2051(1)	1,573,416
	Vauxmont, CO, Metropolitan Dist, GO, (AGM Insured)
230,000	5.00%, 12/15/2023	239,585
125,000	5.00%, 12/15/2025	137,046
50,000	5.00%, 12/15/2026	54,904
225,000	5.00%, 12/15/2030	246,006
160,000	5.00%, 12/15/2032	174,384
		38,580,330
	Connecticut - 2.6%
6,500,000	City of Bridgeport, CT, GO, (AGM Insured) 5.00%, 08/15/2025	7,102,990
	Connecticut Housing Finance Auth Rev
4,275,000	3.00%, 11/15/2050	4,274,042
35,000	4.00%, 11/15/2044	35,303
365,000	4.00%, 11/15/2045	370,076
880,000	4.00%, 05/15/2047	901,674
	Connecticut State Health & Educational Facs Auth Rev
9,290,000	1.10%, 07/01/2049(1)	9,011,108
440,000	5.00%, 07/01/2027	465,394
470,000	5.00%, 07/01/2028	497,844
1,150,000	5.00%, 07/01/2029	1,274,856
720,000	5.00%, 07/01/2030	758,601
Shares or Principal Amount		Market Value†
MUNICIPAL BONDS - 96.0% - (continued)
	Connecticut - 2.6% - (continued)
$ 545,000	5.00%, 07/01/2031	$ 584,562
950,000	Hartford, CT, GO, (AGM ST GTD Insured) 5.00%, 07/01/2027	1,025,672
1,500,000	New Britain, CT, GO, (AGM Insured) 5.00%, 03/01/2031	1,656,204
2,600,000	New Haven, CT, GO, (AGM Insured) 5.00%, 08/01/2024	2,755,085
	State of Connecticut, GO
3,090,000	3.00%, 01/15/2023	3,112,792
250,000	5.00%, 03/15/2024	263,519
1,450,000	5.00%, 03/15/2025	1,569,801
750,000	5.00%, 05/15/2025	815,539
2,425,000	5.00%, 06/15/2026	2,704,962
2,500,000	5.00%, 04/15/2029	2,806,881
	State of Connecticut, Rev
1,000,000	5.00%, 05/01/2032	1,177,721
750,000	5.00%, 05/01/2033	878,034
2,015,000	5.00%, 08/01/2034	2,166,216
	Waterbury, CT, GO
405,000	5.00%, 11/15/2031	450,029
1,000,000	5.00%, 11/15/2032	1,107,737
		47,766,642
	Delaware - 0.1%
	Delaware River & Bay Auth Rev
675,000	5.00%, 01/01/2028	778,690
400,000	5.00%, 01/01/2030	473,300
		1,251,990
	District of Columbia - 0.1%
	Dist of Columbia Rev
735,000	5.00%, 07/01/2032	742,297
270,000	5.00%, 07/01/2037	270,804
755,000	Metropolitan Washington, DC, Airports Auth System Rev 5.00%, 10/01/2028	856,346
		1,869,447
	Florida - 5.3%
	Broward County, FL, Airport System Rev
2,175,000	4.00%, 10/01/2044	2,140,772
1,250,000	5.00%, 10/01/2024	1,324,257
2,830,000	5.00%, 09/01/2028	3,291,071
1,315,000	Capital Projects Finance Auth, FL, Rev 5.00%, 10/01/2027	1,389,556
1,000,000	Capital Projects Finance, FL, Auth Rev 5.00%, 10/01/2028	1,060,827
1,430,000	City of Atlantic Beach, FL, Health Care Facs Auth Rev 5.00%, 11/15/2048	1,493,343
1,490,000	City of Pompano Beach, FL Rev 1.45%, 01/01/2027	1,359,750
3,600,000	City of Pompano Beach, FL, Rev 2.00%, 01/01/2029	3,213,200
	City of Port St. Lucie, FL, Special Assessment Rev
3,000,000	4.00%, 07/01/2028	3,197,027
3,000,000	4.00%, 07/01/2029	3,174,419
	City of Tampa, FL, Rev
1,000,000	0.00%, 09/01/2036(3)	581,932
1,000,000	0.00%, 09/01/2038(3)	527,128
2,065,000	Escambia County, FL, Health Facs Auth Rev 4.00%, 08/15/2045	1,971,504
	Florida Dev Finance Corp. Rev
6,330,000	2.90%, 12/01/2056(1)	6,326,437
350,000	5.00%, 04/01/2023	357,656
500,000	5.00%, 04/01/2024	524,849

154

The Hartford Municipal Opportunities Fund
Schedule of Investments – (continued)
July 31, 2022  (Unaudited)

Shares or Principal Amount		Market Value†
MUNICIPAL BONDS - 96.0% - (continued)
	Florida - 5.3% - (continued)
$ 200,000	5.00%, 04/01/2025	$ 213,114
3,380,000	Gainesville, FL, Utilities System Rev 5.00%, 10/01/2047	3,722,536
	Greater Orlando, FL, Aviation Auth Rev
4,000,000	5.00%, 10/01/2031	4,523,540
3,025,000	5.00%, 10/01/2032	3,405,330
55,000	Magnolia Creek, FL, Community Dev Dist Capital Improvement 5.90%, 05/01/2039(5)	30,250
1,000,000	Manatee County, FL, School Dist Rev, (AGM Insured) 5.00%, 10/01/2030	1,123,840
1,000,000	Miami Beach, FL, Redevelopment Agency 5.00%, 02/01/2026	1,047,260
	Miami-Dade County, FL, Aviation Rev
1,000,000	5.00%, 10/01/2024	1,005,291
2,500,000	5.00%, 10/01/2026	2,514,460
530,000	5.00%, 10/01/2027	557,447
2,000,000	5.00%, 10/01/2033	2,080,812
	Orange County, FL, Convention Center/Orlando Rev
1,000,000	5.00%, 10/01/2024	1,065,977
1,520,000	5.00%, 10/01/2025	1,661,686
	Orange County, FL, Health Facs Auth Rev
1,190,000	5.00%, 08/01/2024	1,256,846
1,280,000	5.00%, 08/01/2025	1,351,901
1,350,000	5.00%, 08/01/2026	1,425,833
8,075,000	Orlando, FL, Utilities Commission Rev 1.25%, 10/01/2046(1)	6,985,192
	Osceola County, FL, Transportation Rev
1,330,000	0.00%, 10/01/2031(3)	906,360
1,000,000	0.00%, 10/01/2032(3)	649,513
6,265,000	Palm Beach County, FL, Health Facs Auth Rev 2.63%, 06/01/2025	6,021,829
	Polk County, FL, Industrial Dev Auth Rev
1,750,000	5.00%, 01/01/2039	1,801,727
4,850,000	5.00%, 01/01/2055	4,920,956
1,150,000	Putnam County, FL, Dev Auth Rev 5.00%, 03/15/2042	1,265,411
3,330,000	Seminole County, FL, Industrial Dev Auth Rev 3.75%, 11/15/2025	3,162,518
1,000,000	St. Johns County, FL, Industrial Dev Auth Rev 4.00%, 12/15/2050	775,037
840,000	Village Community, FL, Dev Dist No. 13 2.55%, 05/01/2031	733,545
8,175,000	Village Community, FL, Dev Dist No. 14 4.75%, 05/01/2032	8,448,924
	Volusia County, FL, Educational Facs Auth Rev
60,000	4.00%, 10/15/2035	60,997
55,000	4.00%, 10/15/2036	55,799
750,000	4.00%, 10/15/2037	757,034
750,000	4.00%, 10/15/2038	755,020
		96,219,713
	Georgia - 3.9%
10,000,000	Bartow County, GA, Dev Auth Rev 1.55%, 08/01/2043(1)	9,995,296
	Burke County, GA, Dev Auth Rev
4,995,000	1.50%, 01/01/2040(1)	4,836,824
3,000,000	1.55%, 12/01/2049(1)	2,998,589
2,665,000	2.25%, 10/01/2032(1)	2,656,085
4,450,000	3.00%, 11/01/2045(1)	4,459,232
3,645,000	County of Monroe, GA, Dev Auth Rev 1.00%, 07/01/2049(1)	3,304,515
Shares or Principal Amount		Market Value†
MUNICIPAL BONDS - 96.0% - (continued)
	Georgia - 3.9% - (continued)
	Main Street Natural Gas, Inc., GA Rev
$ 1,100,000	4.00%, 12/01/2024	$ 1,124,896
1,250,000	4.00%, 12/01/2025	1,285,003
15,045,000	4.00%, 07/01/2052(1)	15,606,302
4,165,000	Main Street Natural Gas, Inc., GA, Rev 5.00%, 05/15/2032	4,505,814
2,150,000	Main Street, GA, Natural Gas, Inc. Rev 4.00%, 08/01/2049(1)	2,238,002
	Municipal Electric Auth, GA, Rev
1,100,000	4.00%, 01/01/2051	1,060,999
1,000,000	5.00%, 11/01/2022	1,007,629
1,075,000	5.00%, 01/01/2024	1,089,519
4,595,000	5.00%, 01/01/2028	5,020,256
1,825,000	5.00%, 01/01/2028	1,996,753
740,000	5.00%, 01/01/2031	848,634
1,100,000	5.00%, 01/01/2032	1,246,376
515,000	5.00%, 01/01/2033	578,773
3,130,000	5.00%, 07/01/2052	3,347,457
1,700,000	5.00%, 01/01/2056	1,792,523
		70,999,477
	Hawaii - 0.1%
2,000,000	State of Hawaii Airports System Rev 5.00%, 08/01/2022	2,000,000
	Idaho - 0.3%
4,930,000	Idaho Health Facs Auth Rev 4.00%, 03/01/2046	4,884,557
	Illinois - 12.2%
	Champaign County, IL, Community Unit School Dist No. 4 Champaign, GO
530,000	0.00%, 01/01/2025(3)	499,716
765,000	0.00%, 01/01/2027(3)	680,207
	Chicago, IL, Board of Education, GO
2,500,000	0.00%, 12/01/2025(3)	2,267,131
3,495,000	4.00%, 12/01/2047	3,236,104
1,030,000	5.00%, 12/01/2022	1,038,312
600,000	5.00%, 12/01/2023	615,463
1,000,000	5.00%, 12/01/2024	1,061,224
8,250,000	5.00%, 12/01/2031	8,975,433
2,440,000	5.00%, 12/01/2032	2,645,470
3,500,000	5.00%, 12/01/2034	3,700,101
1,510,000	5.00%, 12/01/2042	1,511,031
3,760,000	5.00%, 12/01/2046	3,919,109
	Chicago, IL, Board of Education, Rev
1,000,000	5.00%, 04/01/2046	1,037,905
715,000	6.00%, 04/01/2046	774,015
	Chicago, IL, Metropolitan Water Reclamation Dist, GO
1,000,000	4.00%, 12/01/2051	1,008,541
2,355,000	5.00%, 12/01/2024	2,528,089
1,635,000	5.00%, 12/01/2025	1,800,718
	Chicago, IL, Transit Auth Rev
1,000,000	4.00%, 12/01/2050	977,791
1,250,000	4.00%, 12/01/2055	1,205,123
415,000	5.00%, 06/01/2025	448,085
8,250,000	5.00%, 12/01/2046	8,678,169
1,000,000	5.00%, 12/01/2052	1,096,931
1,000,000	5.00%, 12/01/2055	1,078,216
	City of Chicago, IL, GO, (NATL Insured)
325,000	0.00%, 01/01/2026(3)	291,887
65,000	5.00%, 01/01/2023	65,706
2,000,000	5.00%, 01/01/2024	2,062,994

155

The Hartford Municipal Opportunities Fund
Schedule of Investments – (continued)
July 31, 2022  (Unaudited)

Shares or Principal Amount		Market Value†
MUNICIPAL BONDS - 96.0% - (continued)
	Illinois - 12.2% - (continued)
	City of Chicago, IL, Wastewater Transmission Rev
$ 1,000,000	5.00%, 01/01/2028	$ 1,061,272
2,500,000	5.00%, 01/01/2029	2,644,941
	City of Chicago, IL, Waterworks Rev
135,000	5.00%, 11/01/2023	136,169
1,000,000	5.00%, 11/01/2027	1,085,105
1,020,000	5.00%, 11/01/2028	1,065,464
1,205,000	5.00%, 11/01/2029	1,212,601
3,465,000	Cook County, IL, Community Consolidated School Dist No. 15, GO 5.00%, 12/01/2024	3,707,341
	Cook County, IL, Community High School Dist No. 212 Leyden Rev, (BAM Insured)
1,775,000	5.00%, 12/01/2026	1,908,839
310,000	5.00%, 12/01/2027	333,006
1,000,000	5.00%, 12/01/2034	1,071,836
	Cook County, IL, GO
3,100,000	4.00%, 11/15/2025	3,285,065
2,970,000	4.00%, 11/15/2026	3,184,216
1,000,000	5.00%, 11/15/2026	1,115,492
4,300,000	5.00%, 11/15/2027	4,761,282
2,940,000	5.00%, 11/15/2031	3,369,268
	Cook County, IL, Sales Tax Rev
1,000,000	5.00%, 11/15/2030	1,176,894
1,690,000	5.00%, 11/15/2031	1,960,961
	Illinois State Finance Auth Rev
240,000	5.00%, 09/01/2022	240,553
1,000,000	5.00%, 10/01/2023	1,036,619
1,000,000	5.00%, 11/15/2023	1,040,211
700,000	5.00%, 10/01/2028	761,645
1,000,000	5.00%, 11/15/2028	1,076,801
2,650,000	5.00%, 11/15/2031	2,806,097
1,420,000	5.00%, 08/15/2033	1,619,591
2,500,000	5.00%, 11/15/2033	2,637,991
2,135,000	5.00%, 11/15/2034	2,266,805
1,045,000	5.00%, 08/15/2035	1,184,570
3,035,000	5.00%, 05/15/2050(1)	3,181,625
	Illinois State Toll Highway Auth, Taxable Rev
1,000,000	5.00%, 01/01/2027	1,013,034
2,500,000	5.00%, 01/01/2031	2,836,188
	Kane Cook & DuPage Counties, IL, GO
4,200,000	5.00%, 01/01/2031	4,381,545
1,700,000	5.00%, 01/01/2034	1,772,267
1,700,000	5.00%, 01/01/2035	1,771,296
	Kane McHenry Cook & DeKalb Counties, IL, Unified School Dist No. 300, GO
1,875,000	5.00%, 01/01/2027	2,015,975
2,000,000	5.00%, 01/01/2029	2,278,563
	Kendall Kane & Will Counties, IL, Unified School Dist, GO, (AGM Insured)
1,150,000	5.00%, 02/01/2025	1,238,046
4,000,000	5.00%, 02/01/2026	4,407,970
1,665,000	5.00%, 02/01/2034	1,789,227
	Metropolitan Pier & Exposition Auth, IL, Rev, (NATL Insured)
4,000,000	0.00%, 12/15/2024(3)	3,750,295
2,000,000	0.00%, 06/15/2027(3)	1,743,232
3,895,000	0.00%, 12/15/2042(6)	2,392,728
2,980,000	4.00%, 12/15/2042	2,882,963
1,000,000	5.00%, 12/15/2035	1,036,006
	Railsplitter, IL, Tobacco Settlement Auth Rev
1,000,000	5.00%, 06/01/2026	1,098,866
1,940,000	5.00%, 06/01/2027	2,127,230
Shares or Principal Amount		Market Value†
MUNICIPAL BONDS - 96.0% - (continued)
	Illinois - 12.2% - (continued)
	Regional Transportation, IL, Auth Rev
$ 600,000	5.00%, 06/01/2035	$ 662,570
6,010,000	6.00%, 07/01/2024	6,355,341
3,525,000	6.00%, 07/01/2031	4,270,810
	Sales Tax Securitization Corp., IL, Rev
1,000,000	5.00%, 01/01/2025	1,064,670
1,400,000	5.00%, 01/01/2026	1,525,201
2,560,000	5.00%, 01/01/2029	2,907,436
5,545,000	5.00%, 01/01/2030	6,347,632
	State of Illinois, GO
3,500,000	5.00%, 11/01/2024	3,708,434
1,500,000	5.00%, 08/01/2025	1,500,000
4,785,000	5.00%, 11/01/2025	5,154,638
1,985,000	5.00%, 02/01/2026	2,059,710
2,000,000	5.00%, 10/01/2026	2,180,364
6,540,000	5.00%, 11/01/2026	7,136,869
1,250,000	5.00%, 02/01/2027	1,368,005
2,715,000	5.00%, 11/01/2028	2,970,644
1,215,000	5.00%, 03/01/2029	1,349,146
4,750,000	5.00%, 03/01/2030	5,303,775
5,480,000	5.00%, 10/01/2031	6,073,654
950,000	5.00%, 05/01/2033	971,989
5,240,000	5.00%, 12/01/2034	5,570,197
3,460,000	5.00%, 03/01/2046	3,696,063
835,000	5.38%, 05/01/2023	856,678
3,780,000	5.50%, 03/01/2042	4,282,135
1,185,000	State of Illinois, Sales Tax Rev 5.00%, 06/15/2024	1,211,733
		221,198,856
	Indiana - 1.0%
1,949,179	City of Evansville, IN, Rev, (FNMA Insured) 3.00%, 06/01/2034	1,879,332
	Indiana Housing & Community Dev Auth Rev, (GNMA/FNMA/FHLMC Insured)
2,185,000	3.00%, 07/01/2051	2,182,927
3,185,000	3.00%, 07/01/2052	3,161,607
1,485,000	3.25%, 07/01/2049	1,496,043
	Indiana Municipal Power Agency Rev
1,050,000	5.00%, 01/01/2032	1,179,619
870,000	5.00%, 01/01/2033	973,305
180,000	5.00%, 01/01/2034	200,641
	Indiana State Finance Auth Rev
1,625,000	5.00%, 03/01/2023	1,643,222
1,000,000	5.00%, 12/01/2029	1,059,255
	Indianapolis, IN, Local Public Improvement Bond Bank Rev
1,000,000	5.00%, 01/01/2029	1,031,831
1,000,000	5.00%, 01/01/2031	1,074,023
2,000,000	Whiting, IN, Environmental Facs Rev 5.00%, 03/01/2046(1)	2,030,460
		17,912,265
	Iowa - 0.4%
	Iowa Student Loan Liquidity Corp. Rev
180,000	5.00%, 12/01/2022	181,846
650,000	5.00%, 12/01/2024	692,085
6,115,000	State of Iowa Tobacco Settlement Auth Rev 4.00%, 06/01/2049	6,151,294
		7,025,225

156

The Hartford Municipal Opportunities Fund
Schedule of Investments – (continued)
July 31, 2022  (Unaudited)

Shares or Principal Amount		Market Value†
MUNICIPAL BONDS - 96.0% - (continued)
	Kansas - 0.1%
	Wyandotte County-Kansas City, KS, System Rev
$ 1,000,000	5.00%, 09/01/2025	$ 1,061,306
1,390,000	5.00%, 09/01/2028	1,501,327
		2,562,633
	Kentucky - 0.9%
4,750,000	County of Trimble, KY, Rev 1.30%, 09/01/2044(1)	4,093,832
	Kentucky Bond Dev Corp. Rev
1,000,000	5.00%, 09/01/2032	1,131,313
1,100,000	5.00%, 09/01/2033	1,239,695
1,200,000	5.00%, 09/01/2034	1,348,525
1,025,000	5.00%, 09/01/2035	1,149,637
2,910,000	Kentucky Economic Dev Finance Auth Rev, (AGM Insured) 5.00%, 12/01/2047	2,935,556
4,000,000	Kentucky Public Energy Auth Rev 4.00%, 01/01/2049(1)	4,077,506
		15,976,064
	Louisiana - 1.4%
1,965,000	East Baton Rouge, LA, Sewerage Commission Rev 1.30%, 02/01/2041(1)	1,754,355
1,010,000	Louisiana Housing Corp. Rev 4.50%, 12/01/2047	1,047,348
	Louisiana State Local Gov't Environmental Facs & Community Dev Auth Rev
975,000	5.75%, 11/15/2030	994,753
1,155,000	6.00%, 11/15/2030	1,187,035
1,750,000	6.00%, 11/15/2035	1,777,381
4,000,000	Louisiana State, GO 5.00%, 12/01/2031	4,286,394
	New Orleans, LA, Aviation Board Rev
750,000	5.00%, 01/01/2026	811,676
500,000	5.00%, 01/01/2027	551,275
1,250,000	5.00%, 01/01/2034	1,298,940
3,740,000	Parish of St. John the Baptist, LA, Rev 2.38%, 06/01/2037(1)	3,583,321
	Regional Transportation Auth, LA, Sales Tax Rev, (AGM Insured)
1,815,000	5.00%, 01/01/2026	1,999,309
1,220,000	5.00%, 01/01/2027	1,373,901
2,000,000	Shreveport, LA, Water & Sewer Rev, (AGM Insured) 5.00%, 12/01/2027	2,197,948
2,975,000	State of Louisiana Gasoline & Fuels Tax Rev 2.10%, 05/01/2043, 1 mo. USD SOFR + 0.500%(4)	2,866,802
		25,730,438
	Maine - 0.2%
1,000,000	Finance Auth of Maine Rev, (AGM Insured) 5.00%, 12/01/2023	1,039,497
	Maine Health & Higher Educational Facs Auth Rev, (AGM Insured)
535,000	5.00%, 07/01/2023	550,085
675,000	5.00%, 07/01/2024	712,823
1,665,000	Maine State Housing Auth Rev 4.00%, 11/15/2050	1,712,179
		4,014,584
	Maryland - 0.1%
480,000	Howard County, MD, Special Obligation 4.00%, 02/15/2028(2)	480,164
1,840,000	State of Maryland, GO 5.00%, 03/15/2028	2,091,597
		2,571,761
Shares or Principal Amount		Market Value†
MUNICIPAL BONDS - 96.0% - (continued)
	Massachusetts - 2.0%
$ 1,000,000	Massachusetts Clean Water Trust Rev 5.00%, 02/01/2024	$ 1,050,911
	Massachusetts Educational Financing Auth Rev
500,000	5.00%, 01/01/2025	530,879
1,030,000	5.00%, 07/01/2026	1,126,070
1,050,000	5.00%, 07/01/2027	1,164,811
1,125,000	5.00%, 07/01/2030	1,276,412
1,250,000	5.00%, 07/01/2031	1,428,328
	Massachusetts Housing Finance Agency Rev, (GNMA/FNMA/FHLMC Insured)
4,000,000	3.00%, 06/01/2047	3,992,761
500,000	3.10%, 06/01/2023	504,050
900,000	3.15%, 06/01/2023	907,658
400,000	3.25%, 06/01/2024	406,120
2,170,000	Massachusetts Port Auth Rev 5.00%, 07/01/2034	2,281,304
200,000	Massachusetts School Building Auth Rev 5.00%, 11/15/2030	222,767
	Massachusetts State Dev Finance Agency Rev
3,760,000	1.93%, 07/01/2049(2)	3,733,638
1,000,000	4.00%, 10/01/2024(2)	1,031,206
1,000,000	4.00%, 10/01/2025(2)	1,042,452
635,000	4.00%, 10/01/2026(2)	667,961
165,000	4.00%, 07/15/2036	171,308
1,000,000	5.00%, 07/01/2025	1,079,466
1,720,000	5.00%, 07/01/2028	1,870,028
1,850,000	5.00%, 07/01/2029	2,042,971
3,350,000	5.00%, 07/01/2030	3,676,777
955,000	5.00%, 07/01/2031	1,067,945
2,760,000	5.00%, 07/01/2035	2,933,890
1,500,000	5.00%, 07/15/2040	1,854,602
		36,064,315
	Michigan - 1.9%
5,000,000	Great Lakes, MI, Water Auth Water Supply System Rev 5.00%, 07/01/2029	5,511,585
1,200,000	Lincoln Park, MI, School Dist, GO, (Q-SBLF Insured) 5.00%, 05/01/2030	1,392,720
	Michigan Finance Auth Rev
1,000,000	4.00%, 12/01/2047	991,485
1,000,000	5.00%, 07/01/2027	1,080,644
1,000,000	5.00%, 07/01/2028	1,076,821
1,000,000	5.00%, 07/01/2029	1,054,486
2,700,000	5.00%, 10/01/2030	2,847,471
2,555,000	5.00%, 06/01/2033	2,709,151
1,000,000	5.00%, 06/01/2034	1,060,333
915,000	5.00%, 11/01/2034	1,047,096
1,000,000	5.00%, 11/01/2035	1,141,533
1,000,000	5.00%, 11/01/2036	1,137,594
1,000,000	5.00%, 11/01/2038	1,133,101
1,000,000	Michigan State Building Auth Rev 5.00%, 04/15/2027	1,122,744
	Michigan State Hospital Finance Auth Rev
1,505,000	4.00%, 11/15/2031	1,554,695
345,000	4.00%, 11/15/2032	354,812
2,075,000	5.00%, 11/15/2047	2,245,158
2,215,000	Michigan State Housing Dev Auth Rev 4.25%, 12/01/2049	2,290,019
1,375,000	Richmond, MI, Community Schools, GO, (Q-SBLF Insured) 5.00%, 05/01/2030	1,614,531

157

The Hartford Municipal Opportunities Fund
Schedule of Investments – (continued)
July 31, 2022  (Unaudited)

Shares or Principal Amount		Market Value†
MUNICIPAL BONDS - 96.0% - (continued)
	Michigan - 1.9% - (continued)
$ 370,000	State of Michigan Rev 5.00%, 03/15/2027	$ 420,498
2,465,000	Wayne County, MI, Airport Auth Rev, 5.00%, 12/01/2030	2,628,971
		34,415,448
	Minnesota - 1.4%
1,180,000	Duluth, MN, Independent School Dist No. 709, (SD CRED PROG Insured) 4.00%, 02/01/2027	1,261,068
1,954,727	Freddie Mac Multifamily, MN, Certificates Rev 2.54%, 06/25/2037	1,811,887
1,750,000	Minnesota Higher Education Facs Auth Rev 4.00%, 10/01/2046	1,777,502
	Minnesota Housing Finance Agency Rev, (GNMA/FNMA/FHLMC Insured)
285,000	1.45%, 07/01/2024	281,170
350,000	1.55%, 07/01/2025	342,638
4,700,000	3.00%, 01/01/2051	4,695,603
11,030,000	3.00%, 07/01/2052	11,002,979
2,935,000	3.00%, 07/01/2052	2,918,893
	St. Francis, MN, Independent School Dist No. 15, GO, (SD CRED PROG Insured)
315,000	4.00%, 02/01/2029	318,337
365,000	4.00%, 02/01/2030	368,604
750,000	4.00%, 02/01/2031	757,156
		25,535,837
	Mississippi - 0.4%
745,000	Mississippi Home Corp. Rev, (GNMA/FNMA/FHLMC Insured) 3.00%, 12/01/2050	744,258
1,600,000	State of Mississippi Gaming Tax Rev 5.00%, 10/15/2037	1,766,576
	State of Mississippi Rev
1,000,000	5.00%, 10/15/2025	1,087,738
2,450,000	5.00%, 10/15/2029	2,636,595
1,000,000	5.00%, 10/15/2036	1,105,993
		7,341,160
	Missouri - 0.9%
	City of St. Louis, MO, Airport Rev
540,000	5.00%, 07/01/2030	607,653
1,000,000	5.00%, 07/01/2032	1,104,387
1,000,000	5.00%, 07/01/2047	1,077,267
5,400,000	Kirkwood, MO, Industrial Dev Auth Retirement Community Rev 5.25%, 05/15/2042	5,295,374
6,570,000	Missouri Housing Dev Commission Rev, (GNMA/FNMA/FHLMC Insured) 3.25%, 11/01/2052	6,618,659
1,255,000	St. Louis County, MO, Industrial Dev Auth Rev 5.00%, 09/01/2026	1,283,272
1,000,000	Stone Canyon, MO, Community Improvement Dist Rev 5.75%, 04/01/2027*(5)	260,000
		16,246,612
	Montana - 0.2%
1,600,000	Montana Board of Housing Rev 4.00%, 12/01/2043	1,636,592
2,500,000	Montana Facs Finance Auth Rev 5.00%, 02/15/2028	2,738,123
		4,374,715
	Nebraska - 1.5%
	Central Plains, NE, Energy Project Rev
1,000,000	5.00%, 09/01/2022	1,002,387
210,000	5.00%, 09/01/2025	222,636
Shares or Principal Amount		Market Value†
MUNICIPAL BONDS - 96.0% - (continued)
	Nebraska - 1.5% - (continued)
$ 3,325,000	5.00%, 09/01/2028	$ 3,639,989
1,530,000	5.00%, 09/01/2033	1,700,668
3,890,000	5.00%, 09/01/2042	4,342,824
	Nebraska Investment Finance Auth Rev, (GNMA/FNMA/FHLMC Insured)
4,520,000	3.00%, 09/01/2045	4,514,108
8,085,000	3.00%, 09/01/2050	8,070,295
4,300,000	Washington County, NE, Rev 0.90%, 09/01/2030(1)	4,097,848
		27,590,755
	Nevada - 1.5%
	City of North Las Vegas, NV
455,000	4.50%, 06/01/2039	456,833
700,000	4.63%, 06/01/2043	703,489
945,000	4.63%, 06/01/2049	941,577
	City of Reno, NV, Sales Tax Rev
250,000	5.00%, 06/01/2024	260,697
250,000	5.00%, 06/01/2026	270,417
360,000	City of Sparks, NV, Rev 2.50%, 06/15/2024(2)	351,306
	Clark County, NV, School Dist, GO
7,500,000	5.00%, 06/15/2024	7,946,946
830,000	5.00%, 06/15/2026	913,579
1,000,000	5.00%, 06/15/2028	1,142,367
4,560,000	5.00%, 06/15/2029	5,328,664
1,900,000	5.00%, 06/15/2029	2,161,202
1,500,000	5.00%, 06/15/2031	1,763,054
	Las Vegas, NV, New Convention Center Auth Rev
1,900,000	5.00%, 07/01/2029	2,095,885
400,000	5.00%, 07/01/2031	420,637
365,000	5.00%, 07/01/2032	383,691
300,000	5.00%, 07/01/2033	315,189
475,000	5.00%, 07/01/2034	498,958
750,000	5.00%, 07/01/2043	825,244
	Las Vegas, NV, Special Improvement Dist
265,000	5.00%, 06/01/2027	272,390
290,000	5.00%, 06/01/2028	297,630
515,000	5.00%, 06/01/2029	527,374
10,000	Nevada State, GO 5.00%, 03/01/2026	10,187
		27,887,316
	New Hampshire - 0.2%
1,320,000	New Hampshire Business Finance Auth Rev 4.00%, 01/01/2041	1,249,955
1,715,000	New Hampshire Health and Education Facs Auth Rev 5.00%, 08/01/2059	2,026,728
		3,276,683
	New Jersey - 1.6%
705,000	City of Bayonne, NJ, GO, (AGM School Board Reserve Fund Insured) 0.00%, 07/01/2023(3)	692,720
	New Jersey Economic Dev Auth Rev
565,000	5.00%, 03/01/2023	567,295
1,200,000	5.00%, 06/15/2023	1,232,791
830,000	New Jersey Educational Facs Auth Rev, (AGM Insured) 4.00%, 07/01/2050	841,840
	New Jersey Higher Education Student Assistance Auth Rev
1,420,000	5.00%, 12/01/2025	1,534,738
1,000,000	5.00%, 12/01/2026	1,097,004
	New Jersey Transportation Trust Fund Auth Rev, (AGM Insured)
5,000,000	0.00%, 12/15/2032(3)	3,590,635

158

The Hartford Municipal Opportunities Fund
Schedule of Investments – (continued)
July 31, 2022  (Unaudited)

Shares or Principal Amount		Market Value†
MUNICIPAL BONDS - 96.0% - (continued)
	New Jersey - 1.6% - (continued)
$ 1,000,000	5.00%, 12/15/2023	$ 1,040,708
1,610,000	5.00%, 12/15/2024	1,712,680
	New Jersey Turnpike Auth Rev
3,365,000	4.00%, 01/01/2042	3,445,376
2,725,000	5.25%, 01/01/2026	2,997,500
1,000,000	Newark, NJ, Board of Education, GO, (BAM Insured) 4.00%, 07/15/2034	1,057,397
	State of New Jersey, GO
3,440,000	5.00%, 06/01/2025	3,725,109
2,000,000	5.00%, 06/01/2027	2,156,246
2,870,000	Tobacco Settlement Financing Corp., NJ, Rev 5.00%, 06/01/2029	3,162,179
		28,854,218
	New Mexico - 0.6%
1,045,000	City of Santa Fe, NM, Rev 5.00%, 05/15/2049	974,892
	New Mexico Mortgage Finance Auth Rev, (GNMA/FNMA/FHLMC Insured)
3,920,000	3.00%, 01/01/2052	3,912,362
6,010,000	3.00%, 03/01/2053	5,977,786
		10,865,040
	New York - 12.4%
6,470,000	Brookhaven, NY, Local Dev Corp. Rev 1.63%, 11/01/2025	6,113,900
	City of New York, NY, GO
785,000	4.00%, 03/01/2038	809,676
4,900,000	5.00%, 08/01/2026	5,488,264
1,000,000	5.00%, 08/01/2032	1,143,189
5,000,000	5.00%, 08/01/2033	5,349,881
2,445,000	5.00%, 08/01/2034	2,751,621
1,375,000	Huntington, NY, Local Dev Corp. Rev 3.00%, 07/01/2025	1,326,136
7,500,000	Long Island, NY, Power Auth Rev 0.85%, 09/01/2050(1)	7,043,272
	Metropolitan Transportation Auth, NY, Rev, (AGM Insured)
370,000	0.00%, 11/15/2027(3)	319,703
1,000,000	5.00%, 11/15/2030	1,120,226
1,025,000	5.00%, 11/15/2032	1,124,555
4,000,000	5.00%, 11/15/2034(1)	4,163,778
845,000	5.00%, 11/15/2036	912,271
9,005,000	5.00%, 11/15/2045(1)	10,053,044
5,755,000	5.00%, 11/15/2052	6,033,604
1,335,000	New York City, NY, Housing Dev Corp. Rev 4.50%, 02/15/2048	1,336,113
1,180,000	New York City, NY, Industrial Dev Agency (AGM Insured) Rev, (AGM Insured) 5.00%, 03/01/2030	1,337,054
2,750,000	New York City, NY, Industrial Dev Agency Rev, (AGM Insured) 3.00%, 01/01/2039	2,463,783
1,000,000	New York City, NY, Transitional Finance Auth Building Aid Rev, (State Aid Withholding Insured) 5.00%, 07/15/2026	1,099,769
	New York City, NY, Transitional Finance Auth, Future Tax Secured Rev
2,000,000	4.00%, 11/01/2024	2,105,058
1,875,000	4.00%, 05/01/2035	1,976,186
3,000,000	4.00%, 11/01/2036	3,109,006
1,525,000	4.00%, 11/01/2037	1,566,809
3,460,000	4.00%, 05/01/2038	3,567,376
1,000,000	4.00%, 05/01/2039	1,030,007
2,000,000	5.00%, 08/01/2024	2,131,073
2,345,000	5.00%, 11/01/2033	2,747,198
2,995,000	5.00%, 05/01/2036	3,383,469
Shares or Principal Amount		Market Value†
MUNICIPAL BONDS - 96.0% - (continued)
	New York - 12.4% - (continued)
$ 3,335,000	New York City, NY, Water & Sewer System Rev 5.00%, 06/15/2044	$ 3,777,534
	New York Liberty Dev Corp. Rev
2,370,000	0.95%, 11/15/2027	2,148,453
2,145,000	1.20%, 11/15/2028	1,861,336
2,035,000	3.00%, 02/15/2042	1,756,122
14,775,000	5.00%, 11/15/2044(2)	14,867,320
	New York State Dormitory Auth Rev
27,275,000	3.00%, 03/15/2041	24,531,751
2,500,000	5.00%, 03/15/2030	2,681,906
2,500,000	5.00%, 03/15/2031	2,763,260
2,500,000	5.00%, 03/15/2033	2,746,732
3,800,000	5.00%, 03/15/2035	4,275,331
5,930,000	5.00%, 03/15/2036	6,203,936
4,000,000	5.00%, 03/15/2043	4,341,107
2,300,000	New York State Liberty Dev Corp. Rev 5.15%, 11/15/2034(2)	2,343,991
1,000,000	New York State Thruway Auth Rev 4.00%, 01/01/2037	1,017,603
	New York State Urban Dev Corp. Rev
15,000,000	4.00%, 03/15/2037	15,334,707
3,315,000	5.00%, 03/15/2023	3,387,839
1,000,000	5.00%, 03/15/2026	1,019,217
	New York Transportation Dev Corp. Rev
1,350,000	5.00%, 12/01/2023	1,392,852
265,000	5.00%, 12/01/2025	282,733
1,000,000	5.00%, 12/01/2029	1,117,430
1,000,000	5.00%, 12/01/2030	1,134,207
1,000,000	5.00%, 12/01/2031	1,115,259
3,870,000	5.00%, 12/01/2033	4,238,102
	Port Auth of New York & New Jersey Rev
1,190,000	4.00%, 07/15/2040	1,220,511
2,750,000	5.00%, 10/15/2025	2,900,817
1,000,000	5.00%, 10/15/2028	1,069,458
4,500,000	5.00%, 11/01/2038	4,921,974
2,250,000	5.00%, 11/01/2044	2,428,606
	Sales Tax Asset Receivable Corp., NY, Rev
2,465,000	4.00%, 10/15/2032	2,589,574
2,500,000	5.00%, 10/15/2029	2,681,880
	State of New York Mortgage Agency Rev
1,000,000	3.15%, 04/01/2024	1,006,606
1,330,000	3.25%, 10/01/2024	1,353,014
3,890,000	3.50%, 10/01/2032	3,929,429
195,000	3.50%, 10/01/2034	195,875
	Syracuse, NY, Industrial Dev Agency Rev
320,000	5.00%, 01/01/2029	282,269
2,635,000	5.00%, 01/01/2031	2,225,873
2,340,000	Town of Oyster Bay, NY, GO, (BAM Insured) 5.00%, 08/15/2024	2,485,459
1,325,000	Triborough, NY, Bridge & Tunnel Auth Rev 0.00%, 11/15/2031(3)	988,831
2,000,000	TSASC, Inc., NY, Rev 5.00%, 06/01/2026	2,160,346
3,950,000	Westchester City, NY, Local Dev Rev 3.20%, 07/01/2028(2)	3,661,152
3,420,000	Westchester County, NY, Local Dev Rev 2.88%, 07/01/2026(2)	3,246,466
		225,292,889
	North Carolina - 0.8%
	North Carolina Housing Finance Agency Rev, (GNMA/FNMA/FHLMC Insured)
2,880,000	3.00%, 07/01/2051	2,868,158
1,370,000	4.00%, 07/01/2047	1,400,599

159

The Hartford Municipal Opportunities Fund
Schedule of Investments – (continued)
July 31, 2022  (Unaudited)

Shares or Principal Amount		Market Value†
MUNICIPAL BONDS - 96.0% - (continued)
	North Carolina - 0.8% - (continued)
	North Carolina Medical Care Commission Retirement Facs Rev
$ 245,000	4.00%, 01/01/2026	$ 241,308
565,000	5.00%, 01/01/2027	575,268
795,000	5.00%, 01/01/2028	809,674
275,000	5.00%, 01/01/2029	279,816
1,050,000	5.00%, 01/01/2039	1,031,503
3,670,000	5.00%, 01/01/2044	3,802,130
	North Carolina Raleigh Durham Airport Auth Rev
1,500,000	5.00%, 05/01/2027	1,670,687
1,000,000	5.00%, 05/01/2030	1,098,217
		13,777,360
	North Dakota - 0.6%
	North Dakota Housing Finance Agency Rev
3,280,000	3.00%, 07/01/2051	3,277,491
5,565,000	3.00%, 07/01/2052	5,529,549
2,730,000	4.25%, 07/01/2049	2,819,670
		11,626,710
	Ohio - 2.4%
	Allen County, OH, Hospital Facs Rev
2,750,000	5.00%, 12/01/2029	3,187,806
380,000	5.00%, 12/01/2030	433,960
	American Municipal Power, Inc., OH, Rev
1,000,000	4.00%, 02/15/2038	1,027,514
500,000	5.00%, 02/15/2025	539,203
300,000	5.00%, 02/15/2026	331,652
400,000	5.00%, 02/15/2027	450,942
	Buckeye, OH, Tobacco Settlement Finance Auth Rev
18,645,000	0.00%, 06/01/2057(3)	2,711,751
9,710,000	5.00%, 06/01/2055	9,695,382
1,385,000	Cleveland, OH, Airport System Rev, (AGM Insured) 5.00%, 01/01/2023	1,404,779
430,000	Hamilton County, OH, Sales Tax Rev 5.00%, 12/01/2027	494,916
5,605,000	Ohio Air Quality Dev Auth Rev 4.00%, 09/01/2030(1)	5,766,097
	Ohio Higher Educational Facility Commission Rev
3,200,000	5.00%, 07/01/2036(7)	3,475,969
2,800,000	5.00%, 07/01/2037(7)	3,028,551
1,710,000	Ohio Housing Finance Agency Rev, (GNMA/FNMA/FHLMC Insured) 3.75%, 09/01/2050	1,751,330
7,500,000	Southern Ohio Port Auth Rev 6.50%, 12/01/2030(2)	6,996,599
2,210,000	State of Ohio, Rev 5.00%, 12/15/2022	2,238,901
		43,535,352
	Oklahoma - 0.4%
	Oklahoma Dev Finance Auth Rev
5,305,000	1.63%, 07/06/2023	5,226,124
935,000	5.25%, 08/15/2048	888,428
935,000	5.50%, 08/15/2057	894,742
		7,009,294
	Oregon - 2.7%
1,665,000	Benton & Linn Counties, OR, Consolidated School Dist No. 509J & 509A Corvallis, GO, (School Board Guaranty Insured) 5.00%, 06/15/2038(6)	1,861,766
Shares or Principal Amount		Market Value†
MUNICIPAL BONDS - 96.0% - (continued)
	Oregon - 2.7% - (continued)
	Clackamas & Washington Counties, OR, School Dist No. 3, GO, (School Board Guaranty Insured)
$ 2,500,000	0.00%, 06/15/2036(3)	$ 1,533,536
405,000	0.00%, 06/15/2037(3)	236,560
500,000	0.00%, 06/15/2039(3)	263,822
8,200,000	Clackamas County, OR, School Dist No. 12, GO, (School Bond Guaranty Insured) 0.00%, 06/15/2040(3)	3,822,740
10,420,000	Columbia County, OR, School Dist No. 502, GO, (School Board Guaranty Insured) 0.00%, 06/15/2050(3)	3,155,156
625,000	Jackson County, OR, School Dist No. 4, GO, (School Bond Guaranty Insured) 0.00%, 06/15/2034(3)	404,244
1,105,000	Marion County, OR, School Dist No. 15 North Marion, GO, (School Bond Guaranty Insured) 0.00%, 06/15/2037(3)	617,308
850,000	Multnomah & Clackamas Counties, OR, School Dist No. 10 JT Gresham-Barlow, GO, (School Board Guaranty Insured) 0.00%, 06/15/2038(3)	470,504
2,500,000	Oregon Health & Science University Rev 4.00%, 07/01/2046	2,512,311
	Port of Portland, OR, Airport Rev
6,000,000	4.00%, 07/01/2035	6,056,435
4,000,000	4.00%, 07/01/2036	4,037,044
4,880,000	5.00%, 07/01/2031	5,469,087
3,920,000	5.00%, 07/01/2032	4,382,213
1,045,000	5.00%, 07/01/2033	1,208,056
	Salem Hospital Facs Auth, OR, Rev
910,000	5.00%, 05/15/2038	953,662
720,000	5.00%, 05/15/2048	744,783
	State of Oregon Housing & Community Services Department Rev
2,945,000	3.00%, 01/01/2052	2,942,598
1,310,000	4.50%, 01/01/2049	1,350,253
4,775,000	4.50%, 07/01/2049	4,933,464
	Umatilla County, OR, School Dist No. 8R Hermiston, GO, (School Board Guaranty Insured)
1,500,000	0.00%, 06/15/2036(3)	920,122
1,600,000	0.00%, 06/15/2037(3)	934,558
1,790,000	0.00%, 06/15/2038(3)	993,917
		49,804,139
	Pennsylvania - 3.9%
	City of Philadelphia, PA, GO
1,550,000	5.00%, 02/01/2033	1,769,758
2,000,000	5.00%, 02/01/2034	2,261,191
1,555,000	5.00%, 02/01/2035	1,761,619
	City of Philadelphia, PA, Hospital & Higher Education Facs Auth Rev, (AGM Insured)
1,000,000	4.00%, 07/01/2039	1,009,276
2,040,000	5.00%, 07/01/2036	2,280,589
2,415,000	5.00%, 07/01/2037	2,690,695
225,000	City of Philadelphia, PA, Redev Auth Rev 5.00%, 04/15/2025	242,146
930,000	City of Philadelphia, PA, Water & Wastewater Rev 5.00%, 11/01/2029	1,052,786
	Commonwealth Finance Auth, PA, Rev
4,230,000	5.00%, 06/01/2026	4,600,233
125,000	5.00%, 06/01/2028	140,221
1,070,000	5.00%, 06/01/2029	1,194,190

160

The Hartford Municipal Opportunities Fund
Schedule of Investments – (continued)
July 31, 2022  (Unaudited)

Shares or Principal Amount		Market Value†
MUNICIPAL BONDS - 96.0% - (continued)
	Pennsylvania - 3.9% - (continued)
$ 145,000	5.00%, 06/01/2031	$ 160,280
1,345,000	County of Beaver, PA, GO, (BAM Insured) 5.00%, 11/15/2022	1,358,523
1,000,000	Delaware River, PA, Joint Toll Bridge Commission Rev 5.00%, 07/01/2031	1,118,273
	Erie, PA, City School Dist, GO, (AGM State Aid Withholding Insured)
2,440,000	5.00%, 04/01/2028	2,780,856
1,105,000	5.00%, 04/01/2029	1,276,416
2,410,000	Harrisburg, PA, School Dist, GO, (AGM State Aid Withholding Insured) 5.00%, 11/15/2026	2,709,369
2,000,000	Hempfield Area School Dist, PA, GO, (AGM State Aid Withholding Insured) 5.00%, 03/15/2048	2,261,276
	Lancaster County, PA, Hospital Auth Rev
635,000	5.00%, 07/01/2024	644,927
515,000	5.00%, 07/01/2025	525,604
1,250,000	Lancaster County, PA, Industrial Dev Auth Rev 4.00%, 07/01/2051	1,090,956
1,750,000	Lancaster Industrial, PA, Dev Auth Rev 4.00%, 07/01/2056	1,498,454
3,000,000	Montgomery County, PA, Higher Education and Health Authority Rev 5.00%, 05/01/2047	3,259,245
	Montgomery County, PA, Industrial Dev Auth Rev
1,760,000	5.00%, 12/01/2044	1,880,107
2,455,000	5.00%, 12/01/2046	2,516,337
	Pennsylvania Higher Educational Facs Auth Rev
1,500,000	5.00%, 05/01/2025	1,603,544
920,000	5.00%, 05/01/2032	995,419
	Pennsylvania Turnpike Commission Rev
500,000	5.00%, 12/01/2027	553,483
1,000,000	5.00%, 12/01/2029	1,110,650
1,590,000	5.00%, 12/01/2030	1,760,071
2,000,000	5.00%, 12/01/2033	2,195,890
2,615,000	5.00%, 12/01/2037	2,646,018
755,000	5.00%, 12/01/2042	813,774
	Philadelphia, PA, School Dist, GO, (State Aid Withholding Insured)
1,560,000	5.00%, 09/01/2022	1,564,276
2,000,000	5.00%, 09/01/2023	2,067,638
1,105,000	5.00%, 09/01/2025	1,204,175
1,100,000	5.00%, 09/01/2031	1,261,031
1,060,000	5.00%, 09/01/2032	1,206,091
	Pittsburgh, PA, Water & Sewer Auth Rev, (AGM Insured)
195,000	5.00%, 09/01/2032	224,847
950,000	5.00%, 09/01/2033	1,090,639
735,000	5.00%, 09/01/2034	841,054
500,000	Reading, PA, School Dist, GO, (AGM State Aid Withholding Insured) 5.00%, 03/01/2038	547,379
	School Dist of Philadelphia, GO, (State Aid Withholding Insured)
1,200,000	5.00%, 09/01/2024	1,275,846
1,310,000	5.00%, 09/01/2025	1,427,574
1,000,000	5.00%, 09/01/2026	1,113,527
1,000,000	5.00%, 09/01/2027	1,134,329
1,500,000	Wilkes-Barre Area, PA, School Dist, GO, (BAM State Aid Withholding Insured) 5.00%, 04/15/2059	1,658,024
		70,378,606
Shares or Principal Amount		Market Value†
MUNICIPAL BONDS - 96.0% - (continued)
	Puerto Rico - 2.0%
$ 19,135,754	Commonwealth of Puerto Rico, GO 5.63%, 07/01/2027	$ 20,731,626
975,000	Puerto Rico Highway & Transportation Auth Rev, (AGM Insured) 4.95%, 07/01/2026	975,669
	Puerto Rico Sales Tax Financing Corp. Sales Tax Rev
10,000,000	4.33%, 07/01/2040	9,900,119
4,750,000	5.00%, 07/01/2058	4,791,188
		36,398,602
	Rhode Island - 0.7%
1,975,000	City of Cranston, RI, GO 1.00%, 08/23/2022	1,974,249
	Rhode Island Health & Educational Building Corp. Rev, (AGM ST APPROP Insured)
2,700,000	5.00%, 05/15/2027	2,923,661
2,020,000	5.00%, 05/15/2028	2,277,533
4,045,000	Rhode Island Housing & Mortgage Finance Corp. Rev, (GNMA/FNMA/FHLMC Insured) 4.00%, 10/01/2048	4,153,304
	Rhode Island Student Loan Auth Rev
225,000	5.00%, 12/01/2027	252,310
1,000,000	5.00%, 12/01/2028	1,134,143
		12,715,200
	South Carolina - 1.9%
4,665,000	County of Lancaster SC 0.00%, 11/01/2039(3)	985,740
3,485,000	Piedmont, SC, Municipal Power Agency Rev 5.00%, 01/01/2023	3,528,356
	South Carolina Jobs-Economic Dev Auth Rev
4,355,000	5.00%, 05/01/2029	4,872,775
1,375,000	5.00%, 05/01/2048	1,457,484
1,000,000	5.25%, 08/01/2024	1,036,342
	South Carolina Port Auth Rev
1,420,000	4.00%, 07/01/2034	1,436,489
1,240,000	5.00%, 07/01/2029	1,395,134
1,100,000	5.00%, 07/01/2030	1,231,247
5,090,000	5.00%, 07/01/2031	5,625,986
1,000,000	5.00%, 07/01/2033	1,085,662
	South Carolina Public Service Auth Rev
3,000,000	4.00%, 12/01/2033	3,098,262
4,000,000	4.00%, 12/01/2037	4,039,098
1,000,000	5.00%, 12/01/2026	1,099,155
	South Carolina State Public Service Auth Rev
1,460,000	5.00%, 12/01/2031	1,653,176
1,400,000	5.00%, 12/01/2032	1,572,513
		34,117,419
	South Dakota - 0.6%
	South Dakota Housing Dev Auth Rev, (GNMA/FNMA/FHLMC Insured)
1,125,000	2.45%, 11/01/2023	1,133,061
950,000	3.00%, 11/01/2051	947,481
835,000	3.50%, 11/01/2046	843,163
2,665,000	3.50%, 05/01/2051	2,698,489
2,110,000	3.75%, 11/01/2050	2,153,605
400,000	4.00%, 11/01/2047	408,563
	South Dakota State Educational Enhancement Funding Corp. Rev
1,395,000	5.00%, 06/01/2024	1,433,491
2,000,000	5.00%, 06/01/2026	2,055,184
		11,673,037
	Tennessee - 0.6%
890,000	Chattanooga, TN, Health Educational & Housing Facs Board Rev 5.00%, 08/01/2044	946,168

161

The Hartford Municipal Opportunities Fund
Schedule of Investments – (continued)
July 31, 2022  (Unaudited)

Shares or Principal Amount		Market Value†
MUNICIPAL BONDS - 96.0% - (continued)
	Tennessee - 0.6% - (continued)
$ 2,940,000	Metropolitan Gov't Nashville & Davidson County, TN, Health & Educational Facs Board Rev 5.00%, 07/01/2031	$ 3,397,621
570,000	Tennessee Energy Acquisition Corp. Rev 5.25%, 09/01/2026	615,416
	Tennessee Housing Dev Agency Rev
820,000	3.50%, 07/01/2045	829,215
2,245,000	3.50%, 01/01/2047	2,270,669
2,620,000	4.00%, 01/01/2049	2,680,405
		10,739,494
	Texas - 7.1%
2,505,000	Arlington Higher Education Finance Corp. Rev, (PSF-GTD Insured) 5.00%, 08/15/2038	2,910,016
1,000,000	Arlington, TX, Higher Education Finance Corp. Rev, (PSF-GTD Insured) 5.00%, 08/15/2027	1,063,674
	Central Texas Regional Mobility Auth Rev
720,000	4.00%, 01/01/2037	735,765
1,000,000	5.00%, 01/01/2033	1,128,532
1,000,000	5.00%, 01/01/2036	1,113,059
1,500,000	Central Texas Turnpike System Rev 5.00%, 08/15/2037	1,547,139
1,000,000	City of Arlington, TX,, (AGM Insured) 5.00%, 02/15/2034	1,057,889
	City of Austin, TX, Airport System Rev
2,100,000	5.00%, 11/15/2022	2,118,374
595,000	5.00%, 11/15/2026	657,805
1,125,000	5.00%, 11/15/2028	1,228,182
560,000	5.00%, 11/15/2030	606,079
	City of Dallas, TX, Hotel Occupancy Tax Rev
2,015,000	4.00%, 08/15/2031	2,100,349
1,075,000	4.00%, 08/15/2033	1,106,388
1,250,000	4.00%, 08/15/2034	1,283,613
	City of Houston, TX, Hotel Occupancy Tax & Special Rev, (AGM-CR AMBAC Insured)
1,060,000	0.00%, 09/01/2025(3)	983,641
1,285,000	0.00%, 09/01/2030(3)	1,005,793
330,000	0.00%, 09/01/2033(3)	223,949
	City of San Antonio, TX, Electric & Gas Systems Rev
3,685,000	1.75%, 02/01/2049(1)	3,619,478
3,790,000	5.00%, 02/01/2023	3,855,898
1,965,000	5.00%, 02/01/2024	2,062,645
1,085,000	5.00%, 02/01/2035	1,269,141
1,355,000	5.00%, 02/01/2038	1,561,569
2,550,000	Clear Creek, TX, Independent School Dist, GO, (PSF-GTD Insured) 0.28%, 02/15/2038(1)	2,424,950
	Clifton, TX, Higher Education Finance Corp. Rev, (PSF-GTD Insured)
1,000,000	4.00%, 08/15/2029	1,084,975
1,050,000	4.00%, 08/15/2030	1,114,131
500,000	4.00%, 08/15/2031	529,200
1,000,000	Dallas, TX, Area Rapid Transit Sales Tax Rev 5.00%, 12/01/2030	1,104,429
	Dallas-Fort Worth, TX, International Airport Rev
1,000,000	5.00%, 11/01/2023	1,039,075
1,000,000	5.00%, 11/01/2024	1,069,918
1,500,000	Grapevine-Colleyville, TX, Independent School Dist, GO, (PSF-GTD Insured) 5.00%, 08/15/2027	1,637,052
	Harris County - Houston, TX, Sports Auth Rev
2,640,000	5.00%, 11/15/2030	2,761,101
Shares or Principal Amount		Market Value†
MUNICIPAL BONDS - 96.0% - (continued)
	Texas - 7.1% - (continued)
$ 500,000	5.00%, 11/15/2032	$ 519,747
2,950,000	5.00%, 11/15/2034	3,058,672
1,605,000	Harris County, TX, Toll Road Auth Rev 5.00%, 08/15/2032	1,827,772
	Hidalgo County, TX, Regional Mobility Auth Rev
500,000	5.00%, 12/01/2034	539,804
1,000,000	5.00%, 12/01/2035	1,077,585
1,000,000	5.00%, 12/01/2036	1,076,374
	Kerrville, TX, Health Facs Dev Corp. Rev
1,300,000	5.00%, 08/15/2024	1,368,521
1,500,000	5.00%, 08/15/2035	1,559,482
1,580,000	La Joya, TX, Independent School Dist, GO, (PSF-GTD Insured) 5.00%, 02/15/2025	1,659,037
	New Hope, TX, Cultural Education Facs Finance Corp. Rev
1,935,000	4.00%, 11/01/2055	1,720,672
3,375,000	5.00%, 11/01/2031	3,332,271
1,000,000	5.00%, 11/01/2046	902,814
19,400,000	North East, TX, Independent School Dist GO, (PSF-GTD Insured) 2.00%, 08/01/2052(1)	19,447,173
	North Texas Tollway Auth Rev
1,000,000	5.00%, 01/01/2030	1,039,642
1,200,000	5.00%, 01/01/2035	1,286,330
1,440,000	San Antonio, TX, Water Rev 5.00%, 05/15/2031	1,575,702
1,000,000	Spring Branch, TX, Independent School Dist, GO, (PSF-GTD Insured) 5.00%, 02/01/2026	1,078,598
	State of Texas, GO
21,080,000	1.40%, 06/01/2043(1)	21,080,000
1,500,000	4.00%, 08/01/2029	1,580,533
1,085,000	4.00%, 08/01/2030	1,138,828
2,575,000	Tarrant County, TX, Cultural Education Facs Rev 5.00%, 10/01/2034	2,642,433
	Texas Municipal Gas Acquisition & Supply Corp. Rev
6,900,000	5.00%, 12/15/2032	7,623,342
1,340,000	6.25%, 12/15/2026	1,448,387
1,755,000	Texas Transportation Commission Rev 0.00%, 08/01/2038(3)	841,806
1,080,000	Texas Transportation Commission State Highway Fund Rev 0.43%, 04/01/2025	1,022,252
3,000,000	Waco, TX, Educational Finance Corp. Rev 4.00%, 03/01/2051	3,004,458
		129,456,044
	Utah - 0.5%
5,705,000	Alpine, UT, School Dist, GO, (School Board Guaranty Insured) 5.00%, 03/15/2025	6,191,653
490,000	Salt Lake County, UT, Hospital Rev, (AMBAC Insured) 5.13%, 02/15/2033	525,393
1,125,000	State of Utah, GO 3.00%, 07/01/2034	1,128,515
855,000	Utah Housing Corp. Rev, (FHA Insured) 4.00%, 01/01/2045	871,484
		8,717,045
	Vermont - 0.1%
	Vermont Housing Finance Agency Rev
520,000	4.00%, 11/01/2045	524,007
765,000	4.00%, 11/01/2046	779,041
1,125,000	4.00%, 05/01/2048	1,142,170
		2,445,218

162

The Hartford Municipal Opportunities Fund
Schedule of Investments – (continued)
July 31, 2022  (Unaudited)

Shares or Principal Amount		Market Value†
MUNICIPAL BONDS - 96.0% - (continued)
	Virginia - 2.3%
$ 880,000	Arlington County, VA, Industrial Dev Auth Rev 5.00%, 07/01/2030	$ 1,000,424
7,545,000	Halifax County, VA, Industrial Dev Auth Rev 1.65%, 12/01/2041(1)	7,468,241
6,020,000	Hampton Roads Transportation, VA, Accountability Commission Rev 5.00%, 07/01/2026	6,714,865
1,875,000	Henrico County, VA, Economic Dev Auth Rev 5.00%, 10/01/2047	2,016,632
	Virginia Small Business Financing Auth Rev
4,580,000	5.00%, 07/01/2035	5,040,178
2,820,000	5.00%, 12/31/2047	3,015,054
4,300,000	Virginia State College Building Auth Rev 5.00%, 02/01/2025	4,651,145
	Virginia State Small Business Financing Auth Rev
3,000,000	4.00%, 01/01/2035	3,057,538
1,250,000	4.00%, 07/01/2035	1,272,132
1,000,000	4.00%, 01/01/2036	1,014,842
1,100,000	4.00%, 01/01/2037	1,111,255
1,470,000	5.00%, 01/01/2027	1,607,241
3,490,000	5.00%, 07/01/2034	3,854,821
		41,824,368
	Washington - 0.9%
2,060,000	Chelan County, WA, Public Utility Dist No. 1 Rev, (NATL Insured) 0.00%, 06/01/2028(3)	1,762,177
3,000,000	Port of Seattle, WA, Rev 5.00%, 05/01/2033	3,305,987
	Washington State Health Care Facs Auth Rev
780,000	5.00%, 07/01/2028	822,995
2,000,000	5.00%, 03/01/2029	2,104,996
	Washington State Housing Finance Commission Rev, (GNMA/FNMA/FHLMC Insured)
6,350,000	3.00%, 12/01/2049	6,341,078
1,400,000	5.00%, 01/01/2049(2)	1,331,487
		15,668,720
	West Virginia - 0.9%
	West Virginia Economic Dev Auth Rev
1,555,000	2.55%, 03/01/2040(1)	1,535,283
13,000,000	3.75%, 12/01/2042(1)	13,085,012
1,000,000	West Virginia Housing Dev Fund Rev 2.80%, 11/01/2022	1,002,067
		15,622,362
	Wisconsin - 3.5%
1,790,000	Milwaukee County, WI, Airport Rev 5.00%, 12/01/2025	1,856,335
	Public Finance Auth, WI, Rev
1,375,000	4.00%, 01/01/2042	1,340,414
2,550,000	4.00%, 07/01/2046	2,364,008
1,095,000	4.00%, 01/01/2047	1,038,654
1,530,000	4.00%, 07/01/2050	1,533,716
2,165,000	4.00%, 10/01/2051	1,911,527
1,305,000	5.00%, 09/01/2025(2)	1,318,663
2,940,000	5.00%, 07/01/2035	3,177,823
1,050,000	5.00%, 07/01/2036	1,133,087
2,875,000	5.00%, 10/01/2043(2)	2,776,484
2,340,000	5.00%, 10/01/2044	2,485,625
5,795,000	5.00%, 02/01/2052	6,114,069
2,015,000	5.00%, 10/01/2053(2)	1,882,471
3,275,000	5.00%, 02/01/2062	3,416,351
Shares or Principal Amount			Market Value†
MUNICIPAL BONDS - 96.0% - (continued)
	Wisconsin - 3.5% - (continued)
	University of Wisconsin Hospitals & Clinics Rev
$ 1,060,000	4.00%, 04/01/2036		$ 1,090,436
1,595,000	4.00%, 04/01/2039		1,621,153
1,350,000	Wisconsin Center Dist, Rev, (AGM Insured) 0.00%, 12/15/2031(3)		996,984
1,100,000	Wisconsin Health & Educational Facs Auth 4.00%, 01/01/2047		945,848
	Wisconsin Health & Educational Facs Auth Rev
7,415,000	1.51%, 08/15/2054(1)		7,415,000
1,200,000	4.00%, 08/15/2051		1,103,273
1,700,000	4.00%, 08/15/2055		1,543,660
1,670,000	4.00%, 01/01/2057		1,373,403
3,000,000	5.00%, 11/15/2027		3,178,372
1,700,000	5.00%, 12/01/2028		1,798,706
7,275,000	5.00%, 11/01/2039		7,322,793
1,000,000	5.00%, 11/01/2054		970,326
1,205,000	Wisconsin Housing & Economic Dev Auth Rev 0.50%, 11/01/2050(1)		1,129,264
			62,838,445
	Wyoming - 0.0%
735,000	Wyoming Community Dev Auth Rev 4.00%, 12/01/2046		750,683
	Total Municipal Bonds (cost $1,800,415,963)		$ 1,746,566,455
U.S. GOVERNMENT AGENCIES - 0.1%
	Mortgage-Backed Agencies - 0.1%
	FHLMC - 0.1%
2,895,262	3.15%, 10/15/2036		$ 2,806,334
	Total U.S. Government Agencies (cost $2,951,936)		$ 2,806,334
	Total Long-Term Investments (Cost $1,803,367,899)		$ 1,749,372,789
SHORT-TERM INVESTMENTS - 2.9%
	Repurchase Agreements - 2.9%
52,532,500	Fixed Income Clearing Corp. Repurchase Agreement dated 07/29/2022 at 2.230%, due on 08/01/2022 with a maturity value of $52,542,262; collateralized by U.S. Treasury Note at 1.875%, maturing 02/15/2032, with a market value of $20,244,138 and collateralized by U.S. Treasury Note at 2.875%, maturing 05/15/2032, with a market value of $33,339,060		$ 52,532,500
	Total Short-Term Investments (cost $52,532,500)		$ 52,532,500
	Total Investments (cost $1,855,900,399)	99.0%	$ 1,801,905,289
	Other Assets and Liabilities	1.0%	17,856,290
	Total Net Assets	100.0%	$ 1,819,761,579
Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.

163

The Hartford Municipal Opportunities Fund
Schedule of Investments – (continued)
July 31, 2022  (Unaudited)

The Fund may refer to any one or more of the industry classifications used by one or more widely recognized market indices, ratings group and/or as defined by Fund management. Industry classifications may not be identical across all security types.
For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
See “Glossary” for abbreviation descriptions.

*	Non-income producing.
(1)	Variable or floating rate security, which interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.
(2)	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions that are exempt from registration (typically only to qualified institutional buyers) or in a public offering registered under the Securities Act of 1933. At July 31, 2022, the aggregate value of these securities was $49,653,410, representing 2.7% of net assets.
(3)	Security is a zero-coupon bond.
(4)	Variable rate securities; the rate reported is the coupon rate in effect at July 31, 2022. Base lending rates may be subject to a floor or cap.
(5)	Non-income producing. For long-term debt securities, items identified are in default as to payment of interest and/or principal.
(6)	Security is a “step-up” bond where coupon increases or steps up at a predetermined date. Rate shown is current coupon rate.
(7)	This security, or a portion of this security, was purchased on a when-issued, delayed-delivery or delayed-draw basis. The cost of these securities was $6,579,296 at July 31, 2022.
†	For information regarding the Fund’s significant accounting policies, please refer to the Fund’s most recent shareholder report.

Fair Value Summary
The following is a summary of the fair valuations according to the inputs used as of July 31, 2022 in valuing the Fund’s investments.
Description	Total	Level 1	Level 2	Level 3(1)
Assets
Municipal Bonds	$ 1,746,566,455	$ —	$ 1,746,566,455	$ —
U.S. Government Agencies	2,806,334	—	2,806,334	—
Short-Term Investments	52,532,500	—	52,532,500	—
Total	$ 1,801,905,289	$ —	$ 1,801,905,289	$ —

(1)	For the period ended July 31, 2022, there were no transfers in and out of Level 3.
164

Hartford Municipal Short Duration Fund
Schedule of Investments
July 31, 2022  (Unaudited)

Shares or Principal Amount		Market Value†
MUNICIPAL BONDS - 89.1%
	Alabama - 2.1%
$ 400,000	Black Belt Energy Gas Dist, AL, Rev 4.00%, 12/01/2022	$ 401,821
250,000	State of Alabama, Docks Department Rev, (AGM Insured) 5.00%, 10/01/2024	264,307
350,000	State of Alabama, Troy University Rev, (BAM Insured) 5.00%, 11/01/2024	373,911
		1,040,039
	Alaska - 0.0%
15,000	Northern, AK, Tobacco Securitization Corp. Rev 0.50%, 06/01/2031	14,941
	Arizona - 0.7%
100,000	Maricopa County, AZ, Industrial Dev Auth Rev 5.00%, 09/01/2022	100,272
215,000	Tempe, AZ, Industrial Dev Auth Rev 4.00%, 12/01/2023	216,099
		316,371
	California - 5.8%
130,000	Bay Area Toll Auth, CA, Rev 1.63%, 04/01/2056(1)	125,741
400,000	California Community Choice Financing Auth Rev 4.00%, 08/01/2025	415,033
200,000	California Enterprise Dev Auth Rev 5.00%, 08/01/2025	209,453
40,000	California Public Finance Auth Rev 2.38%, 11/15/2028(2)	37,544
500,000	California State, GO 5.00%, 10/01/2024	535,967
	Cathedral City, CA, Redev Agency Successor Agency
55,000	4.00%, 08/01/2022	55,000
10,000	4.00%, 08/01/2023	10,198
	City of Fontana, CA
100,000	3.00%, 09/01/2025	99,848
125,000	4.00%, 09/01/2026	129,361
120,000	4.00%, 09/01/2027	124,687
300,000	City of Los Angeles, CA, Department of Airports Rev 5.00%, 05/15/2027	341,055
100,000	Foothill-Eastern Transportation Corridor Agency, CA, Rev 5.00%, 01/15/2027	108,184
500,000	Los Angeles, CA, Department of Water & Power Rev 5.00%, 07/01/2025	547,301
75,000	Roseville, CA, Natural Gas Financing Auth Rev 5.00%, 02/15/2023	75,997
		2,815,369
	Colorado - 1.6%
150,000	Denver, CO, Convention Center Hotel Auth Rev 5.00%, 12/01/2022	151,252
70,000	E-470 Public Highway, CO, Auth Rev 1.88%, 09/01/2039, 1 mo. USD SOFR + 0.350%(1)	69,431
	Regional, CO, Transportation Dist Rev
325,000	5.00%, 01/15/2025	341,630
60,000	5.00%, 07/15/2025	63,604
30,000	University of Colorado, Rev 2.00%, 06/01/2051(3)	29,687
105,000	Vauxmont, CO, Metropolitan Dist, GO, (AGM Insured) 5.00%, 12/15/2022	106,235
		761,839
	Connecticut - 0.6%
	Connecticut State Health & Educational Facs Auth Rev
230,000	1.10%, 07/01/2049(3)	223,095
50,000	5.00%, 07/01/2023	51,442
		274,537
	Florida - 5.1%
250,000	Alachua County, FL, Health Facs Auth Rev 4.00%, 12/01/2023	256,442
Shares or Principal Amount		Market Value†
MUNICIPAL BONDS - 89.1% - (continued)
	Florida - 5.1% - (continued)
$ 175,000	Capital Projects, FL, Finance Auth Rev 5.00%, 10/01/2024	$ 180,971
60,000	City of Pompano Beach, FL Rev 1.45%, 01/01/2027	54,755
	Florida Dev Finance Corp. Rev
170,000	2.90%, 12/01/2056(3)	169,904
115,000	5.00%, 04/01/2023	117,516
125,000	5.00%, 04/01/2025	133,196
100,000	JEA, FL, Electric System Rev 5.00%, 10/01/2022	100,578
50,000	Miami-Dade County, FL, Aviation Rev 5.00%, 10/01/2024	52,753
360,000	Miami-Dade County, FL, Expressway Auth Rev, (BAM-TCRS Insured) 5.00%, 07/01/2025	381,709
145,000	Miami-Dade County, FL, Seaport Department Rev 5.00%, 10/01/2022	145,827
250,000	Orange County, FL, Convention Center/Orlando Rev 5.00%, 10/01/2023	259,745
135,000	Osceola County, FL, Transportation Rev 5.00%, 10/01/2025	142,940
115,000	Palm Beach County, FL, Health Facs Auth Rev 2.63%, 06/01/2025	110,536
135,000	Seminole County, FL, Industrial Dev Auth Rev 3.75%, 11/15/2025	128,210
145,000	St. Johns County, FL, Industrial Dev Auth Rev 4.00%, 12/15/2024	144,476
100,000	Village Community, FL, Dev Dist No. 13 1.80%, 05/01/2026	92,544
		2,472,102
	Georgia - 1.7%
	Burke County, GA, Dev Auth Rev
250,000	1.55%, 12/01/2049(3)	249,882
100,000	3.00%, 11/01/2045(3)	100,208
	Main Street, GA, Natural Gas, Inc. Rev
65,000	4.00%, 12/01/2023	65,988
50,000	4.00%, 08/01/2049(3)	52,047
	Municipal Electric Auth, GA, Rev
100,000	5.00%, 11/01/2022	100,763
140,000	5.00%, 01/01/2024	145,851
100,000	5.00%, 07/01/2025	106,893
		821,632
	Idaho - 0.2%
100,000	Idaho Health Facs Auth Rev 5.00%, 03/01/2027	111,500
	Illinois - 13.2%
40,000	Champaign County, IL, Community Unit School Dist No. 4 Champaign, GO 0.00%, 01/01/2025(4)	37,714
	Chicago, IL, Board of Education, GO, (NATL Insured)
55,000	0.00%, 12/01/2022(4)	54,543
150,000	0.00%, 12/01/2024(4)	140,472
200,000	5.00%, 12/01/2022	201,608
110,000	5.50%, 12/01/2026	119,529
80,000	Chicago, IL, Metropolitan Water Reclamation Dist, GO 5.00%, 12/01/2024	85,880
225,000	Chicago, IL, Midway International Airport Rev 5.00%, 01/01/2023	227,733
280,000	Chicago, IL, O'Hare International Airport Rev, 5.00%, 01/01/2023	283,402
50,000	City of Chicago, IL, GO 5.00%, 01/01/2023	50,543
210,000	City of Chicago, IL, Wastewater Transmission Rev, (NATL Insured) 0.00%, 01/01/2024(4)	203,329
150,000	City of Decatur, IL, GO, (AGM Insured) 5.00%, 03/01/2023	152,446
200,000	County of Cook, IL, GO 5.00%, 11/15/2022	201,994
50,000	Illinois Housing Dev Auth Rev 3.05%, 08/01/2022	50,000

165

Hartford Municipal Short Duration Fund
Schedule of Investments – (continued)
July 31, 2022  (Unaudited)

Shares or Principal Amount		Market Value†
MUNICIPAL BONDS - 89.1% - (continued)
	Illinois - 13.2% - (continued)
	Illinois State Finance Auth Rev
$ 45,000	5.00%, 10/01/2023	$ 46,648
295,000	5.00%, 11/15/2023	306,862
75,000	5.00%, 05/15/2050(3)	78,623
85,000	Illinois State Toll Highway Auth Rev 5.00%, 01/01/2037	89,234
100,000	Kane County, IL, School Dist No. 131 Aurora East Side, GO, (AGM Insured) 5.00%, 12/01/2026	112,095
	Kendall Kane & Will Counties, IL, Unified School Dist, GO, (AGM Insured)
225,000	0.00%, 02/01/2025(4)	212,991
205,000	5.00%, 02/01/2027	229,979
	Metropolitan Pier & Exposition Auth, IL, Rev, (NATL Insured)
310,000	0.00%, 12/15/2022(4)	307,374
60,000	5.50%, 12/15/2023	61,809
200,000	Regional Transportation Auth, IL, Rev, (NATL Insured) 6.50%, 07/01/2026	223,357
	Sales Tax Securitization Corp., IL, Rev
150,000	5.00%, 01/01/2024	157,021
540,000	5.00%, 01/01/2026	588,106
120,000	5.00%, 01/01/2027	133,047
	State of Illinois, GO
200,000	5.00%, 11/01/2022	201,618
100,000	5.00%, 10/01/2023	103,485
440,000	5.00%, 03/01/2024	460,054
300,000	5.00%, 11/01/2025	323,175
250,000	5.00%, 03/01/2026	270,690
	State of Illinois, Sales Tax Rev
70,000	5.00%, 06/15/2026	75,601
400,000	5.00%, 06/15/2027	430,604
150,000	Village of Bolingbrook, IL, GO, (AGM Insured) 5.00%, 01/01/2023	152,104
		6,373,670
	Indiana - 0.9%
250,000	Crown Point, IN, Multi School Building Corp. Rev 5.00%, 07/15/2024	265,552
	Indiana Housing & Community Dev Auth Rev, (GNMA/FNMA/FHLMC Insured)
55,000	3.00%, 07/01/2051	54,948
125,000	3.00%, 07/01/2052	124,082
		444,582
	Iowa - 0.1%
30,000	Iowa Student Loan Liquidity Corp. Rev 5.00%, 12/01/2022	30,308
	Kentucky - 0.5%
40,000	Kentucky Bond Dev Corp. Rev 5.00%, 09/01/2023	41,388
200,000	Kentucky Public Energy Auth Rev 4.00%, 01/01/2049(3)	203,875
		245,263
	Louisiana - 1.0%
200,000	New Orleans, LA, Aviation Board Rev 5.00%, 01/01/2023	202,471
170,000	Parish of St. John the Baptist, LA, Rev 2.13%, 06/01/2037(3)	168,281
100,000	State of Louisiana Gasoline & Fuels Tax Rev 2.10%, 05/01/2043, 1 mo. USD SOFR + 0.500%(1)	96,363
		467,115
	Maine - 0.6%
250,000	Maine Health & Higher Educational Facs Auth Rev, (AGM Insured) 5.00%, 07/01/2025	270,382
Shares or Principal Amount		Market Value†
MUNICIPAL BONDS - 89.1% - (continued)
	Maryland - 0.4%
$ 195,000	Maryland Community Dev Administration Rev 3.00%, 09/01/2051	$ 193,834
	Massachusetts - 2.8%
	Massachusetts Educational Financing Auth Rev
80,000	5.00%, 07/01/2023	82,145
80,000	5.00%, 07/01/2024	84,128
	Massachusetts State Dev Finance Agency Rev
100,000	1.93%, 07/01/2049(1)(2)	99,299
100,000	3.50%, 10/01/2022(2)	100,208
150,000	5.00%, 07/01/2024	158,144
770,000	5.00%, 07/01/2025	828,931
		1,352,855
	Michigan - 0.5%
235,000	Delton Kellogg Schools, MI, GO, (Q-SBLF Insured) 5.00%, 05/01/2026	260,832
	Minnesota - 2.0%
400,000	Minnesota Housing Finance Agency GO 5.00%, 09/01/2024	427,911
	Minnesota Housing Finance Agency Rev
475,000	3.00%, 01/01/2051	474,556
75,000	3.00%, 07/01/2052	74,588
		977,055
	Mississippi - 0.6%
20,000	Mississippi Home Corp. Rev, (GNMA/FNMA/FHLMC Insured) 3.00%, 12/01/2050	19,980
230,000	State of Mississippi Gaming Tax Rev, 5.00%, 10/15/2026	250,376
		270,356
	Missouri - 0.6%
50,000	City of St. Louis, MO, Airport Rev, (AGM Insured) 5.00%, 07/01/2023	51,341
85,000	Missouri Housing Dev Commission Rev, (GNMA/FNMA/FHLMC Insured) 3.25%, 11/01/2052	85,629
150,000	St. Louis County, MO, Industrial Dev Auth Rev 5.00%, 09/01/2023	151,804
		288,774
	Nebraska - 1.5%
	Nebraska Investment Finance Auth Rev, (GNMA/FNMA/FHLMC Insured)
185,000	3.00%, 03/01/2052	183,778
130,000	4.00%, 09/01/2048	133,250
300,000	Nebraska Public Power Dist Rev 5.00%, 01/01/2026	330,255
100,000	Washington County, NE, Rev 0.90%, 09/01/2030(3)	95,299
		742,582
	Nevada - 1.2%
150,000	City of Reno, NV, Sales Tax Rev, (AGM Insured) 5.00%, 06/01/2024	157,519
25,000	City of Sparks, NV, Rev 2.50%, 06/15/2024(2)	24,396
	Clark County, NV, School Dist, GO
100,000	5.00%, 06/15/2025	108,829
270,000	5.00%, 06/15/2026	300,637
		591,381
	New Hampshire - 0.5%
220,000	New Hampshire Business Finance Auth Rev 4.00%, 01/01/2024	222,085
	New Jersey - 3.4%
200,000	City of Bayonne, NJ, GO, (AGM School Board Reserve Fund Insured) 0.00%, 07/01/2023(4)	196,516

166

Hartford Municipal Short Duration Fund
Schedule of Investments – (continued)
July 31, 2022  (Unaudited)

Shares or Principal Amount		Market Value†
MUNICIPAL BONDS - 89.1% - (continued)
	New Jersey - 3.4% - (continued)
$ 75,000	New Jersey Economic Dev Auth Rev 5.00%, 06/15/2023	$ 77,050
140,000	New Jersey Educational Facs Auth Rev 5.00%, 07/01/2024	146,043
	New Jersey Transportation Trust Fund Auth Rev
410,000	0.00%, 12/15/2026(4)	363,293
60,000	5.00%, 12/15/2023	62,443
40,000	5.00%, 12/15/2024	42,551
300,000	New Jersey Turnpike Auth Rev, (AGM Insured) 5.25%, 01/01/2026	330,000
105,000	Newark, NJ, Board of Education, GO 5.00%, 07/15/2024	111,053
100,000	State of New Jersey, GO 5.00%, 06/01/2025	108,288
	Tobacco Settlement Financing Corp., NJ, Rev
125,000	5.00%, 06/01/2023	128,102
70,000	5.00%, 06/01/2025	75,145
		1,640,484
	New Mexico - 1.0%
	New Mexico Mortgage Finance Auth Rev, (GNMA/FNMA/FHLMC Insured)
120,000	3.00%, 03/01/2053	119,357
50,000	3.75%, 03/01/2048	50,995
220,000	3.75%, 01/01/2050	224,887
90,000	4.00%, 01/01/2049	92,342
		487,581
	New York - 6.1%
135,000	Brookhaven, NY, Local Dev Corp. Rev 1.63%, 11/01/2025	127,570
755,000	City of New York, NY, GO 5.00%, 08/01/2024	804,480
25,000	Huntington, NY, Local Dev Corp. Rev 3.00%, 07/01/2025	24,111
	Metropolitan Transportation Auth, NY, Rev
265,000	5.00%, 11/15/2024	283,739
500,000	5.00%, 11/15/2034(3)	520,472
180,000	New York Liberty Dev Corp. Rev 0.95%, 11/15/2027	163,174
450,000	New York State Dormitory Auth Rev 5.00%, 03/15/2026	492,846
	New York Transportation Dev Corp. Rev
310,000	5.00%, 12/01/2025	334,049
200,000	5.00%, 12/01/2026	216,332
		2,966,773
	North Dakota - 1.5%
	North Dakota Housing Finance Agency Rev
115,000	3.00%, 07/01/2052	114,267
50,000	3.50%, 07/01/2046	50,609
560,000	3.75%, 07/01/2050	572,171
		737,047
	Ohio - 1.6%
	Cleveland, OH, Airport System Rev, (AGM Insured)
60,000	5.00%, 01/01/2023	60,857
150,000	5.00%, 01/01/2024	155,842
145,000	Ohio Air Quality Dev Auth Rev 4.00%, 09/01/2030(3)	149,167
250,000	Ohio Turnpike & Infrastructure Commission Rev 5.00%, 02/15/2024(5)	260,102
150,000	Southern Ohio Port Auth Rev 6.25%, 12/01/2025(2)	146,777
		772,745
	Oklahoma - 0.5%
225,000	Oklahoma Dev Finance Auth Rev 1.63%, 07/06/2023	221,655
Shares or Principal Amount		Market Value†
MUNICIPAL BONDS - 89.1% - (continued)
	Oregon - 0.3%
$ 60,000	Salem, OR, Hospital Facs Auth, Rev 5.00%, 05/15/2025	$ 62,043
75,000	State of Oregon Housing & Community Services Department Rev 3.50%, 07/01/2048	75,889
		137,932
	Pennsylvania - 3.4%
100,000	City of Philadelphia, PA, Redev Auth Rev 5.00%, 04/15/2025	107,620
	Lehigh County, PA, Industrial Dev Auth Rev
65,000	1.80%, 02/15/2027(3)	64,985
55,000	1.80%, 09/01/2029(3)	54,974
250,000	Montgomery County, PA, Higher Education and Health Auth Rev 5.00%, 05/01/2024	262,459
470,000	Pennsylvania Higher Educational Facs Auth Rev 5.00%, 05/01/2025	502,444
285,000	Pennsylvania Housing Finance Agency Rev 3.00%, 10/01/2051	285,127
150,000	Reading, PA, School Dist, GO, (AGM State Aid Withholding Insured) 5.00%, 03/01/2023	152,876
210,000	Wilkes-Barre Area, PA, School Dist, GO, (BAM State Aid Withholding Insured) 5.00%, 04/15/2023	214,760
		1,645,245
	Puerto Rico - 2.1%
500,000	Commonwealth of Puerto Rico, GO 5.63%, 07/01/2027	541,698
	Puerto Rico Sales Tax Financing Corp. Sales Tax Rev
315,000	0.00%, 07/01/2024(4)	295,477
244,000	0.00%, 07/01/2029(4)	188,626
		1,025,801
	Rhode Island - 1.1%
40,000	City of Cranston, RI, GO 1.00%, 08/23/2022	39,985
	Rhode Island Student Loan Auth Rev
100,000	5.00%, 12/01/2023	103,681
350,000	5.00%, 12/01/2027	392,482
		536,148
	South Carolina - 0.7%
	Piedmont, SC, Municipal Power Agency Rev
15,000	5.00%, 01/01/2023	15,187
70,000	5.00%, 01/01/2024	72,926
150,000	South Carolina Jobs-Economic Dev Auth Rev 5.00%, 05/01/2024	157,475
65,000	South Carolina State Public Service Auth Rev 5.00%, 12/01/2025	70,252
		315,840
	South Dakota - 0.6%
	South Dakota Housing Dev Auth Rev, (GNMA/FNMA/FHLMC Insured)
25,000	3.00%, 11/01/2051	24,933
245,000	4.00%, 05/01/2039	248,923
		273,856
	Tennessee - 2.3%
250,000	Chattanooga, TN, Health Educational & Housing Facs Board Rev 5.00%, 08/01/2025	266,697
150,000	Shelby County, TN, Health Educational & Housing Facs Board Rev 4.00%, 09/01/2022(2)	149,841
	Tennessee Housing Dev Agency Rev
465,000	1.25%, 01/01/2026	446,643
55,000	3.50%, 07/01/2045	55,618
90,000	3.50%, 01/01/2047	91,034
95,000	3.50%, 01/01/2048	96,135
		1,105,968

167

Hartford Municipal Short Duration Fund
Schedule of Investments – (continued)
July 31, 2022  (Unaudited)

Shares or Principal Amount		Market Value†
MUNICIPAL BONDS - 89.1% - (continued)
	Texas - 14.4%
$ 100,000	Arlington, TX, Higher Education Finance Corp. Rev, (PSF-GTD Insured) 4.00%, 12/01/2022	$ 100,768
70,000	Big Sandy, TX, Independent School Dist Upshur County, GO, (PSF-GTD Insured) 5.00%, 02/15/2024	73,539
	Central Texas Turnpike System Rev
870,000	0.00%, 08/15/2026(4)	784,768
100,000	5.00%, 08/15/2024	105,394
250,000	City of Austin TX, Airport System Rev 5.00%, 11/15/2025	271,198
350,000	City of Dallas, TX, Hotel Occupancy Tax Rev 4.00%, 08/15/2027	372,817
1,000,000	City of Houston, TX, GO 5.00%, 03/01/2027	1,134,539
	City of Houston, TX, Hotel Occupancy Tax & Special Rev
40,000	4.00%, 09/01/2024	41,609
30,000	4.00%, 09/01/2026	32,125
	City of San Antonio, TX, Electric & Gas Systems Rev
95,000	1.75%, 02/01/2049(3)	93,311
145,000	5.00%, 02/01/2024	152,205
290,000	City of San Antonio, TX, GO 5.00%, 08/01/2024	309,124
1,000,000	Fort Bend, TX, Independent School Dist GO 3.00%, 08/01/2052(3)	1,009,301
50,000	Harris County, TX, Metropolitan Transportation Auth Rev 5.00%, 11/01/2022	50,448
100,000	Hidalgo County, TX, Regional Mobility Auth Rev 5.00%, 12/01/2028	107,916
500,000	North East, TX, Independent School Dist GO, (PSF-GTD Insured) 2.00%, 08/01/2052(3)	501,216
300,000	San Antonio, TX, Water System Rev 1.00%, 05/01/2043(3)	282,655
750,000	Texas Department of Housing & Community Affairs Rev, (GNMA/FNMA/FHLMC Insured) 3.50%, 07/01/2052	761,886
350,000	Texas Municipal Gas Acquisition & Supply Corp. Rev 5.00%, 12/15/2027	381,278
425,000	Texas Transportation Commission State Highway Fund Rev 0.43%, 04/01/2025	402,275
		6,968,372
	Utah - 0.3%
130,000	Salt Lake County, UT, Hospital Rev, (AMBAC Insured) 5.13%, 02/15/2033	139,390
	Virginia - 0.7%
190,000	Halifax County, VA, Industrial Dev Auth Rev 1.65%, 12/01/2041(3)	188,067
120,000	Hampton Roads Transportation, VA, Accountability Commission Rev 5.00%, 07/01/2026	133,851
		321,918
	Washington - 0.4%
195,000	Tobacco Settlement Auth, WA Rev 5.00%, 06/01/2024	199,545
	West Virginia - 2.2%
	West Virginia Economic Dev Auth Rev
55,000	2.55%, 03/01/2040(3)	54,303
450,000	3.75%, 12/01/2042(3)	452,943
500,000	West Virginia Parkways Auth Rev 5.00%, 06/01/2026	557,606
		1,064,852
	Wisconsin - 2.3%
	Public Finance Auth, WI, Rev, (AGM Insured)
150,000	4.00%, 07/01/2025	156,195
225,000	4.00%, 07/01/2026	238,076
Shares or Principal Amount			Market Value†
MUNICIPAL BONDS - 89.1% - (continued)
	Wisconsin - 2.3% - (continued)
$ 70,000	4.00%, 10/01/2027		$ 71,324
	Wisconsin Health & Educational Facs Auth Rev
180,000	1.51%, 08/15/2054(1)		180,000
210,000	4.00%, 01/01/2025		212,308
200,000	5.00%, 11/01/2025		205,347
40,000	Wisconsin Housing & Economic Dev Auth Rev 0.50%, 11/01/2050(3)		37,486
			1,100,736
	Total Municipal Bonds (cost $44,179,404)		$ 43,021,292
SHORT-TERM INVESTMENTS - 8.4%
	Repurchase Agreements - 8.4%
4,041,801	Fixed Income Clearing Corp. Repurchase Agreement dated 07/29/2022 at 2.230%, due on 08/01/2022 with a maturity value of $4,042,552; collateralized by U.S. Treasury Note at 0.625%, maturing 07/15/2032, with a market value of $4,122,714		$ 4,041,801
	Total Short-Term Investments (cost $4,041,801)		$ 4,041,801
	Total Investments (cost $48,221,205)	97.5%	$ 47,063,093
	Other Assets and Liabilities	2.5%	1,225,947
	Total Net Assets	100.0%	$ 48,289,040
Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.
The Fund may refer to any one or more of the industry classifications used by one or more widely recognized market indices, ratings group and/or as defined by Fund management. Industry classifications may not be identical across all security types.
For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
See “Glossary” for abbreviation descriptions.

(1)	Variable rate securities; the rate reported is the coupon rate in effect at July 31, 2022. Base lending rates may be subject to a floor or cap.
(2)	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions that are exempt from registration (typically only to qualified institutional buyers) or in a public offering registered under the Securities Act of 1933. At July 31, 2022, the aggregate value of these securities was $558,065, representing 1.2% of net assets.
(3)	Variable or floating rate security, which interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.
(4)	Security is a zero-coupon bond.
(5)	This security, or a portion of this security, was purchased on a when-issued, delayed-delivery or delayed-draw basis. The cost of this security was $260,583 at July 31, 2022.
†	For information regarding the Fund’s significant accounting policies, please refer to the Fund’s most recent shareholder report.

168

Hartford Municipal Short Duration Fund
Schedule of Investments – (continued)
July 31, 2022  (Unaudited)

Fair Value Summary
The following is a summary of the fair valuations according to the inputs used as of July 31, 2022 in valuing the Fund’s investments.
Description	Total	Level 1	Level 2	Level 3(1)
Assets
Municipal Bonds	$ 43,021,292	$ —	$ 43,021,292	$ —
Short-Term Investments	4,041,801	—	4,041,801	—
Total	$ 47,063,093	$ —	$ 47,063,093	$ —

(1)	For the period ended July 31, 2022, there were no transfers in and out of Level 3.
169

Hartford Real Asset Fund (Consolidated) (formerly, The Hartford Global Real Asset Fund)
Schedule of Investments
July 31, 2022  (Unaudited)

Shares or Principal Amount		Market Value†
FOREIGN GOVERNMENT OBLIGATIONS - 6.0%
	Australia - 1.8%
AUD 4,328,885	Australia Government Bond 0.75%, 11/21/2027(1)(2)	$ 3,101,628
	Canada - 2.1%
CAD 4,088,213	Canadian Government Real Return Bond 4.25%, 12/01/2026(1)	3,713,593
	Japan - 2.1%
	Japanese Government CPI Linked Bond
JPY 45,166,440	0.01%, 03/10/2031(1)	359,198
426,769,756	0.10%, 03/10/2026(1)	3,342,790
		3,701,988
	Total Foreign Government Obligations (cost $11,307,206)	$ 10,517,209
U.S. GOVERNMENT SECURITIES - 22.0%
	U.S. Treasury Securities - 22.0%
	U.S. Treasury Notes - 22.0%
$ 1,981,276	0.13%, 07/15/2024(1)	$ 2,000,470
2,285,674	0.13%, 07/15/2026(1)	2,311,507
3,174,317	0.13%, 01/15/2030(1)	3,177,572
4,012,876	0.13%, 01/15/2031(1)	4,015,188
611,383	0.13%, 01/15/2032(1)	608,915
1,381,716	0.25%, 01/15/2025(1)	1,394,615
3,369,885	0.25%, 07/15/2029(1)	3,419,841
2,969,546	0.38%, 07/15/2025(1)	3,025,399
2,231,793	0.38%, 01/15/2027(1)	2,273,051
876,605	0.50%, 01/15/2028(1)	897,801
4,539,614	0.63%, 01/15/2024(1)	4,601,206
1,512,587	0.63%, 01/15/2026(1)	1,550,934
1,222,279	0.75%, 07/15/2028(1)	1,276,482
2,979,851	0.88%, 01/15/2029(1)	3,130,124
348,696	1.75%, 01/15/2028(1)	380,882
1,810,822	2.00%, 01/15/2026(1)	1,941,234
1,751,685	2.38%, 01/15/2025(1)	1,859,694
253,565	2.38%, 01/15/2027(1)	280,609
	Total U.S. Government Securities (cost $38,389,303)	$ 38,145,524
COMMON STOCKS - 54.0%
	Automobiles & Components - 0.1%
9,902	Arrival S.A.*(3)	$ 15,546
12,215	NOK Corp.	109,685
15	Tesla, Inc.*	13,372
		138,603
	Banks - 1.6%
13,316	ABN Amro Bank N.V. ADR(4)	135,795
61,559	AIB Group plc	140,025
29,378	Bank of Ireland Group plc	168,270
74,214	BPER Banca	103,018
55,818	CaixaBank S.A.	167,606
5,882	KB Financial Group, Inc.	218,763
39,216	Mitsubishi UFJ Financial Group, Inc.	220,962
61,065	Resona Holdings, Inc.	237,314
8,214	Shinhan Financial Group Co., Ltd.	226,207
173	Signature Bank	32,104
895	Silvergate Capital Corp. Class A*	83,494
8,016	Societe Generale S.A.	179,610
38,994	Standard Chartered plc	268,773
Shares or Principal Amount		Market Value†
COMMON STOCKS - 54.0% - (continued)
	Banks - 1.6% - (continued)
3,663	Sumitomo Mitsui Financial Group, Inc.	$ 114,916
6,495	Sumitomo Mitsui Trust Holdings, Inc.	213,356
121,905	Unicaja Banco S.A.(4)	105,449
22,000	UniCredit S.p.A.	217,573
		2,833,235
	Capital Goods - 1.2%
245	Airbus SE	26,416
128	American Woodmark Corp.*	6,428
407	Ashtead Group plc	22,910
1,951	AZEK Co., Inc.*	40,347
2,301	Builders FirstSource, Inc.*	156,468
12,191	Chiyoda Corp.*	37,515
5,491	Cie de Saint-Gobain	256,044
71	Dycom Industries, Inc.*	7,324
2,628	Flowserve Corp.	88,932
2,490	Fluor Corp.*	63,271
911	Fortune Brands Home & Security, Inc.	63,479
7,433	Fugro N.V.*	88,470
506	GMS, Inc.*	26,853
763	Ingersoll Rand, Inc.	37,997
948	JELD-WEN Holding, Inc.*	16,855
17,311	JGC Holdings Corp.	212,898
211	Johnson Controls International plc	11,375
1,360	JTOWER, Inc.*	67,602
581	Kennametal, Inc.	15,600
822	Middleby Corp.*	118,935
2,862	PGT Innovations, Inc.*	62,678
1,281	Spirit AeroSystems Holdings, Inc. Class A	42,042
5,495	Vinci S.A.	526,744
807	WESCO International, Inc.*	103,167
157	Westinghouse Air Brake Technologies Corp.	14,675
		2,115,025
	Commercial & Professional Services - 0.3%
6,089	Adecco Group AG	214,497
1,537	Clean Harbors, Inc.*	149,996
79,965	Hays plc	124,759
15,400	Pagegroup plc	85,716
		574,968
	Consumer Durables & Apparel - 0.2%
248	Cavco Industries, Inc.*	63,932
1,127	Century Communities, Inc.	57,668
729	D.R. Horton, Inc.	56,884
780	Lennar Corp. Class A	66,300
2,507	Skyline Champion Corp.*	158,693
		403,477
	Consumer Services - 0.1%
688	H World Group Ltd. ADR	26,385
300	Kyoritsu Maintenance Co., Ltd.	11,555
930	Oriental Land Co., Ltd.	141,201
5,508	Playa Hotels & Resorts N.V.*	37,785
		216,926
	Diversified Financials - 0.6%
499	ASX Ltd.	31,015
3,871	Bakkt Holdings, Inc.*(3)	10,878
1,453	Berkshire Hathaway, Inc. Class B*	436,772
159	CME Group, Inc.	31,717
1,133	Coinbase Global, Inc. Class A*(3)	71,334
7,574	Galaxy Digital Holdings Ltd.*	42,940

170

Hartford Real Asset Fund (Consolidated) (formerly, The Hartford Global Real Asset Fund)
Schedule of Investments – (continued)
July 31, 2022  (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 54.0% - (continued)
	Diversified Financials - 0.6% - (continued)
522	Interactive Brokers Group, Inc. Class A	$ 30,636
469	Julius Baer Group Ltd.	24,252
21,791	UBS Group AG	356,072
		1,035,616
	Energy - 19.6%
7,696	Aker BP ASA(3)(5)	265,973
1,682	Ampol Ltd.	39,849
67,420	ARC Resources Ltd.	945,581
14,831	Baker Hughes Co.	381,008
577,529	BP plc	2,826,577
8,039	BP plc ADR	236,186
2,845	Brigham Minerals, Inc. Class A	75,535
7,148	Cactus, Inc. Class A	297,285
14,598	Cameco Corp.	375,973
2,013	Cheniere Energy, Inc.	301,105
6,486	Chesapeake Energy Corp.	610,787
3,269	Chevron Corp.	535,397
725	Chord Energy Corp.	92,974
14,518	ConocoPhillips	1,414,489
21,691	Coterra Energy, Inc.	663,528
5,066	Diamondback Energy, Inc.	648,549
20,594	Enbridge, Inc.	924,885
21,154	ENEOS Holdings, Inc.	81,832
12,084	Enerplus Corp.	168,631
94,305	Eni S.p.A.	1,133,601
10,282	EOG Resources, Inc.	1,143,564
926	EQT Corp.	40,772
16,046	Equinor ASA	617,833
981	Expro Group Holdings N.V.*	11,949
20,299	Exxon Mobil Corp.	1,967,582
5,547	Galp Energia SGPS S.A.	58,552
77,389	Gazprom PJSC ADR(5)(6)	—
10,025	Headwater Exploration, Inc.*	48,616
22,396	Inpex Corp.	256,698
2,957	Japan Petroleum Exploration Co., Ltd.	78,024
5,639	Lukoil PJSC ADR(5)(6)	—
12,778	Marathon Oil Corp.	316,894
4,791	Marathon Petroleum Corp.	439,143
50,008	MOL Hungarian Oil & Gas plc	368,180
2,647	Neste Oyj	136,112
200	Novatek PJSC GDR(2)(5)(6)	—
59,413	Oil & Natural Gas Corp. Ltd.	100,859
3,164	OMV AG	134,754
14,658	Ovintiv, Inc.	748,877
44,113	Parex Resources, Inc.	821,252
10,259	PDC Energy, Inc.	673,914
17,688	Pembina Pipeline Corp.	675,309
99,593	Petroleo Brasileiro S.A.	711,420
1,658	Phillips 66	147,562
510	Pioneer Natural Resources Co.	120,844
9,745	Reliance Industries Ltd.	309,933
24,305	Repsol S.A.	302,798
9,201	Schlumberger N.V.	340,713
154,655	Shell plc	5,677,804
19,511	Southwestern Energy Co.*	137,748
50,294	Surgutneftegas PJSC ADR(5)(6)	—
4,161	Targa Resources Corp.	287,567
8,695	TC Energy Corp.	463,557
8,548	Tenaris S.A.	119,621
68,876	TotalEnergies SE	3,518,004
5,685	TotalEnergies SE ADR	290,276
1,210	Tourmaline Oil Corp.	75,810
19,600	Trican Well Service Ltd.*	58,009
Shares or Principal Amount		Market Value†
COMMON STOCKS - 54.0% - (continued)
	Energy - 19.6% - (continued)
51,022	Ultrapar Participacoes S.A.	$ 125,137
19,996	Viper Energy Partners L.P.	614,677
4,268	Woodside Energy Group Ltd.	96,373
9,509	YPF S.A. ADR*(3)	35,278
		34,091,760
	Food & Staples Retailing - 0.2%
7,654	Carrefour S.A.	130,440
47,108	J Sainsbury plc	127,077
		257,517
	Food, Beverage & Tobacco - 0.4%
7,905	Archer-Daniels-Midland Co.	654,297
202,692	Perusahaan Perkebunan London Sumatra Indonesia Tbk PT	17,231
79,525	WH Group Ltd.(4)	60,227
		731,755
	Insurance - 0.6%
9,770	Assicurazioni Generali S.p.A.	146,058
10,135	Dai-ichi Life Holdings, Inc.	176,297
6,457	MS&AD Insurance Group Holdings, Inc.	209,409
172,004	Old Mutual Ltd.	117,322
22,984	T&D Holdings, Inc.	260,134
10,148	Tongyang Life Insurance Co., Ltd.	42,269
		951,489
	Materials - 12.0%
63,533	Alrosa PJSC*(5)(6)	—
96,481	Alumina Ltd.	104,801
4,203	American Vanguard Corp.	98,392
42,781	Anglo American plc	1,546,313
25,377	Antofagasta plc	361,081
28,392	ArcelorMittal S.A.	700,542
109,334	B2Gold Corp.	382,505
104,638	Barrick Gold Corp.	1,648,975
51,617	BHP Group Ltd.	1,427,306
27,095	BlueScope Steel Ltd.	318,268
7,797	Boliden AB	260,567
484,149	Centamin plc	489,510
46,238	Centerra Gold, Inc.	287,780
2,342	CF Industries Holdings, Inc.	223,638
165,792	China BlueChemical Ltd. Class H	44,856
69,984	Cia Siderurgica Nacional S.A.	198,965
6,997	Corteva, Inc.	402,677
38,266	Dundee Precious Metals, Inc.	184,973
7,425	Eldorado Gold Corp.*	45,738
25,440	Endeavour Mining plc	501,827
2,952	FMC Corp.	327,967
33,423	Fortescue Metals Group Ltd.	430,106
2,345	Franco-Nevada Corp.	300,269
6,202	Freeport-McMoRan, Inc.	195,673
130,566	Glencore plc	740,009
107,286	Gold Road Resources Ltd.	104,869
71,235	Harmony Gold Mining Co., Ltd.	227,555
4,489	HeidelbergCement AG	228,656
72,720	Hochschild Mining plc	71,796
4,929	Holcim AG	231,114
2,654	Imerys S.A.	89,935
20,920	Impala Platinum Holdings Ltd.	231,951
104,512	Kinross Gold Corp.	357,634
7,452	Kumba Iron Ore Ltd.	222,075
7,796	Kyoei Steel Ltd.	86,449
2,288	Louisiana-Pacific Corp.	145,585
27,199	Lundin Gold, Inc.*	181,603
51,401	Lundin Mining Corp.	289,809

171

Hartford Real Asset Fund (Consolidated) (formerly, The Hartford Global Real Asset Fund)
Schedule of Investments – (continued)
July 31, 2022  (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 54.0% - (continued)
	Materials - 12.0% - (continued)
6,127	Maruichi Steel Tube Ltd.	$ 135,616
1,301	MMC Norilsk Nickel PJSC ADR(5)(6)	—
4,180	Mosaic Co.	220,119
16,919	Newcrest Mining Ltd.	228,005
6,998	Newmont Corp.	316,869
69,862	Norsk Hydro ASA	473,331
3,015	Nucor Corp.	409,437
8,827	Nutrien Ltd.	755,625
42,630	OceanaGold Corp.*	77,567
1,316	POSCO Holdings, Inc.	245,773
203,550	Ramelius Resources Ltd.	154,224
73,533	Resolute Mining Ltd.*(3)	14,448
31,035	Rio Tinto plc	1,873,567
144,284	Silver Lake Resources Ltd.*	145,886
126,002	South32 Ltd.	343,433
13,635	SSR Mining, Inc.	224,774
2,821	Steel Dynamics, Inc.	219,699
6,499	Taiheiyo Cement Corp.	97,505
22,976	Torex Gold Resources, Inc.*	174,937
52,459	Vale S.A. ADR	706,098
2,380	Vicat S.A.	62,051
842	Warrior Met Coal, Inc.	26,885
25,194	Yamana Gold, Inc.	120,407
942	Yamato Kogyo Co., Ltd.	32,213
3,536	Yara International ASA	150,695
		20,900,933
	Media & Entertainment - 0.1%
281	Charter Communications, Inc. Class A*	121,420
2,504	Comcast Corp. Class A	93,950
		215,370
	Real Estate - 9.2%
2,831	Agree Realty Corp. REIT	225,319
1,668	American Campus Communities, Inc. REIT	108,954
4,022	American Tower Corp. REIT	1,089,278
3,400	Americold Realty Trust, Inc. REIT	111,350
222,400	Ascott Residence Trust	188,865
2,767	AvalonBay Communities, Inc. REIT	591,972
2,469	Boston Properties, Inc. REIT	225,074
67,752	British Land Co. plc REIT	407,375
13,627	Brixmor Property Group, Inc. REIT	315,874
1,603	Camden Property Trust REIT	226,183
111,200	Capitaland Investment Ltd.	316,400
2,031	Catena AB	93,068
80,700	Central Pattana PCL	139,214
84,416	CK Asset Holdings Ltd.	597,642
595	Colliers International Group, Inc.	74,306
52	Comforia Residential REIT, Inc. REIT	131,340
4,163	Corporate Office Properties Trust REIT	117,188
17	Daiwa Office Investment Corp.	86,245
4,564	Douglas Emmett, Inc. REIT	107,893
517	Equinix, Inc. REIT	363,834
2,190	Five Point Holdings LLC Class A*	9,242
19	Frontier Real Estate Investment Corp.	77,443
13,458	Goodman Group REIT	196,959
75,218	Hongkong Land Holdings Ltd.	390,988
27	Hoshino Resorts REIT, Inc. REIT	132,247
8,378	Host Hotels & Resorts, Inc. REIT	149,212
13,045	Independence Realty Trust, Inc. REIT	289,599
15,786	Kimco Realty Corp. REIT	349,028
13,704	Klepierre S.A. REIT	304,504
11,741	Land Securities Group plc REIT	104,918
2,715	Life Storage, Inc. REIT	341,791
4,305	LTC Properties, Inc. REIT	180,380
Shares or Principal Amount		Market Value†
COMMON STOCKS - 54.0% - (continued)
	Real Estate - 9.2% - (continued)
25,404	Medical Properties Trust, Inc. REIT	$ 437,965
10,123	Merlin Properties Socimi S.A. REIT	108,577
12,430	Mitsubishi Estate Co., Ltd.	184,606
25,283	Mitsui Fudosan Co., Ltd. REIT	565,060
10,778	Nomura Real Estate Holdings, Inc.	261,467
5,301	Phillips Edison & Co., Inc. REIT	180,446
7,266	Prologis, Inc. REIT	963,181
1,888	PSP Swiss Property AG	225,790
1,577	Public Storage REIT	514,749
1,008	Realty Income Corp. REIT	74,582
5,805	Rexford Industrial Realty, Inc. REIT	379,705
1,823	Ryman Hospitality Properties, Inc. REIT*	161,408
5,327	Safestore Holdings plc REIT	74,176
543	SBA Communications Corp. REIT	182,334
48,000	Sino Land Co., Ltd.	71,320
47,693	StorageVault Canada, Inc.(3)	242,087
2,069	Sun Communities, Inc. REIT	339,233
151,750	Suntec Real Estate Investment Trust REIT	177,242
17,060	Tokyo Tatemono Co., Ltd.	251,247
10,201	Tricon Residential, Inc.	110,888
4,098	UDR, Inc. REIT	198,343
14,234	UNITE Group plc REIT	202,938
3,310	Ventas, Inc. REIT	178,012
12,321	VICI Properties, Inc. REIT	421,255
121,328	Vicinity Centres REIT	177,527
40	Vinhomes JSC(4)	103
8,197	Welltower, Inc. REIT	707,729
23,000	Wharf Real Estate Investment Co., Ltd.	102,378
5,094	WP Carey, Inc. REIT	454,894
		15,992,927
	Retailing - 0.1%
9,278	Xebio Holdings Co., Ltd.	64,305
	Semiconductors & Semiconductor Equipment - 0.0%
346	Advanced Micro Devices, Inc.*	32,687
117	NVIDIA Corp.	21,251
113	Semtech Corp.*	7,043
		60,981
	Software & Services - 0.2%
242,811	Arcane Crypto AB*	840
1,366	Argo Blockchain plc ADR*	6,652
16,121	Bitfarms Ltd.*	23,038
202	Block, Inc. Class A*	15,364
5,920	Core Scientific, Inc.*(3)	14,859
2,199	Hive Blockchain Technologies Ltd.*	9,926
14,583	Hut Mining Corp.*	31,089
698	Marathon Digital Holdings, Inc.*(3)	9,067
170	Microsoft Corp.	47,726
201	MicroStrategy, Inc. Class A*(3)	57,498
1,941	Riot Blockchain, Inc.*(3)	14,208
3,064	Switch, Inc. Class A	103,594
2,134	Terawulf, Inc.*	3,073
		336,934
	Technology Hardware & Equipment - 0.0%
10,664	Canaan, Inc. ADR*	41,910
	Telecommunication Services - 1.8%
1,091	America Movil S.A.B. de C.V. Class L ADR	20,653
75,736	BT Group plc	149,527
16,625	Cellnex Telecom S.A.(4)	743,621
16,200	KDDI Corp.	519,409
5,643	KT Corp.	164,017
5,300	KT Corp. ADR	76,320
6,965	Mobile TeleSystems PJSC ADR*(5)(6)	—

172

Hartford Real Asset Fund (Consolidated) (formerly, The Hartford Global Real Asset Fund)
Schedule of Investments – (continued)
July 31, 2022  (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 54.0% - (continued)
	Telecommunication Services - 1.8% - (continued)
3,906	MTN Group Ltd.	$ 32,782
18,028	Nippon Telegraph & Telephone Corp.	514,976
15,249	Orange S.A.	155,821
11,219	SK Telecom Co., Ltd.	463,069
14,575	Telefonica Brasil S.A.	125,634
135,245	Turk Telekomunikasyon AS	68,546
54,772	Turkcell Iletisim Hizmetleri AS	52,042
		3,086,417
	Transportation - 0.8%
4,161	Canadian National Railway Co.	527,148
1,488	JetBlue Airways Corp.*	12,529
97,049	Pacific Basin Shipping Ltd.	46,412
23,734	PostNL N.V.(3)	62,427
61,799	Shanghai International Airport Co., Ltd. Class A*	473,623
9,842	Yamato Holdings Co., Ltd.	172,225
		1,294,364
	Utilities - 4.9%
1,614	Acciona S.A.	332,113
24,635	AES Corp.	547,390
5,699	American Electric Power Co., Inc.	561,693
900	Atmos Energy Corp.	109,251
3,805	Avangrid, Inc.	185,418
57,289	Centrica plc*	61,385
376,154	China Longyuan Power Group Corp. Ltd. Class H	604,314
56,265	Cia de Saneamento Basico do Estado de Sao Paulo	485,757
4,437	Constellation Energy Corp.	293,286
4,728	Duke Energy Corp.	519,749
7,447	Edison International	504,683
56,317	Enel S.p.A.	283,909
58,713	Engie S.A.	726,417
21,600	ENN Energy Holdings Ltd.	352,352
12,441	Exelon Corp.	578,382
11,207	FirstEnergy Corp.	460,608
1,073	Iberdrola S.A.(5)	11,438
37,204	Iberdrola S.A.	397,282
10,951	Lundin Energy AB(3)	13,519
37,625	National Grid plc	518,081
7,936	RWE AG	326,471
3,592	Sempra Energy	595,554
		8,469,052
	Total Common Stocks (cost $86,472,206)	$ 93,813,564
EXCHANGE-TRADED FUNDS - 1.3%
	Other Investment Pools & Funds - 1.3%
9,766	iShares Global Energy ETF (3)	$ 354,018
18,541	iShares MSCI Global Metals & Mining Producers ETF	687,129
Shares or Principal Amount			Market Value†
EXCHANGE-TRADED FUNDS - 1.3% - (continued)
	Other Investment Pools & Funds - 1.3% - (continued)
1,130	VanEck Vectors Agribusiness ETF		$ 103,858
41,748	VanEck Vectors Gold Miners ETF		1,096,720
			2,241,725
	Total Exchange-Traded Funds (cost $2,319,301)		$ 2,241,725
CLOSED END FUNDS - 0.1%
	Investment Company Securities - 0.1%
9,180	Sprott Physical Uranium Trust*		$ 107,532
	Total Closed End Funds (cost $86,986)		$ 107,532
	Total Long-Term Investments (Cost $138,575,002)		$ 144,825,554
SHORT-TERM INVESTMENTS - 13.6%
	Other Investment Pools & Funds - 13.0%
22,647,295	Morgan Stanley Institutional Liquidity Funds, Government Portfolio, Institutional Class, 2.05%(7)		$ 22,647,295
	Repurchase Agreements - 0.2%
$ 365,477	Fixed Income Clearing Corp. Repurchase Agreement dated 07/29/2022 at 2.230%, due on 08/01/2022 with a maturity value of $365,545; collateralized by U.S. Treasury Bond at 1.625%, maturing 11/15/2050, with a market value of $372,817		365,477
	Securities Lending Collateral - 0.4%
355,991	Goldman Sachs Financial Square Funds, Government Fund, Institutional Class, 2.06%(7)		355,991
252,022	HSBC US Government Money Market Fund, 2.18%(7)		252,022
115,578	Invesco Government & Agency Portfolio, Institutional Class, 2.12%(7)		115,578
			723,591
	Total Short-Term Investments (cost $23,736,363)		$ 23,736,363
	Total Investments (cost $162,311,365)	97.0%	$ 168,561,917
	Other Assets and Liabilities	3.0%	5,126,013
	Total Net Assets	100.0%	$ 173,687,930
Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.
Prices of foreign equities that are principally traded on certain foreign markets will generally be adjusted daily pursuant to a fair value pricing service approved by the Board of Directors in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.

173

Hartford Real Asset Fund (Consolidated) (formerly, The Hartford Global Real Asset Fund)
Schedule of Investments – (continued)
July 31, 2022  (Unaudited)

The Fund may refer to any one or more of the industry classifications used by one or more widely recognized market indices, ratings group and/or as defined by Fund management. Industry classifications may not be identical across all security types.
Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.
The Consolidated Schedule of Investments includes investments held by Hartford Cayman Real Asset Fund, Ltd. (the “Subsidiary”), a wholly owned subsidiary of the Fund, which primarily invests in commodity-related instruments. The Fund may invest up to 25% of its total assets in the Subsidiary. As of July 31, 2022, the Fund invested 16.0% of its total assets in the Subsidiary.
For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
See “Glossary” for abbreviation descriptions.
*	Non-income producing.
(1)	The principal amount for these securities are adjusted for inflation and the interest payments equal a fixed percentage of the inflation-adjusted principal amount.
(2)	Security is exempt from registration under Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At July 31, 2022, the aggregate value of these securities was $3,101,628, representing 1.8% of net assets.
(3)	Represents entire or partial securities on loan.
(4)	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions that are exempt from registration (typically only to qualified institutional buyers) or in a public offering registered under the Securities Act of 1933. At July 31, 2022, the aggregate value of these securities was $1,045,195, representing 0.6% of net assets.
(5)	These securities are valued in good faith at fair value as determined under policies and procedures established by and under the supervision of the Board of Directors. At July 31, 2022, the aggregate fair value of these securities are $277,411, which represented 0.2% of total net assets. This amount excludes securities that are principally traded in certain foreign markets and whose prices are adjusted pursuant to a third party pricing service methodology approved by the Board of Directors.
(6)	Investment valued using significant unobservable inputs.
(7)	Current yield as of period end.

Futures Contracts Outstanding at July 31, 2022
Description	Number of Contracts	Expiration Date	Current Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Long position contracts:
Brent Crude Oil Future	4	09/30/2022	$ 405,760	$ 16,861
Brent Crude Oil Future	10	10/31/2022	996,200	22,672
Brent Crude Oil Future	6	11/30/2022	588,120	(73,293)
Copper Future	14	09/28/2022	1,250,725	(70,556)
Copper Future	23	12/28/2022	2,058,787	(26,588)
Corn Future	16	09/14/2022	493,000	(86,787)
Corn Future	4	12/14/2022	124,000	(17,751)
Cotton No. 2 Future	25	12/07/2022	1,209,250	(86,184)
Gasoline RBOB Future	3	12/30/2022	330,977	2,474
Gold 100oz Future	34	12/28/2022	6,058,120	60,518
Live Cattle Future	9	12/30/2022	533,340	757
LME Nickel Future	6	09/19/2022	849,744	(388,754)
LME Nickel Future	18	11/14/2022	2,553,444	(232,257)
LME Nickel Future	13	01/16/2023	1,848,132	216,882
LME Zinc Future	8	09/19/2022	670,452	(164,376)
LME Zinc Future	37	11/14/2022	3,047,412	(73,801)
LME Zinc Future	27	01/16/2023	2,184,637	202,594
Natural Gas Future	16	06/28/2023	781,920	(13,333)
NY Harbor ULSD Future	2	12/30/2022	282,064	1,472
Palladium Future	2	09/28/2022	425,940	(28,318)
Platinum Future	12	10/27/2022	533,880	(49,169)
Platinum Future	3	01/27/2023	133,740	(17,428)
Primary Aluminum Future	1	09/19/2022	62,581	(30,247)
Primary Aluminum Future	6	11/14/2022	373,611	(61,290)
Primary Aluminum Future	4	01/16/2023	249,424	11,605
Silver Future	5	09/28/2022	504,925	(35,558)
174

Hartford Real Asset Fund (Consolidated) (formerly, The Hartford Global Real Asset Fund)
Schedule of Investments – (continued)
July 31, 2022  (Unaudited)

Futures Contracts Outstanding at July 31, 2022 – (continued)
Description	Number of Contracts	Expiration Date	Current Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Long position contracts – (continued):
Soybean Future	31	11/14/2022	$ 2,276,175	$ (134,594)
Soybean Future	13	01/13/2023	958,750	80,489
Soybean Meal Future	17	01/13/2023	708,390	38,360
Soybean Oil Future	15	01/13/2023	589,140	41,631
Wheat Future	45	09/14/2022	1,817,438	(596,464)
Total				$ (1,490,433)
Short position contracts:
LME Nickel Future	6	09/19/2022	$ 849,744	$ 202,850
LME Nickel Future	18	11/14/2022	2,553,444	(147,699)
LME Nickel Future	4	01/16/2023	568,656	(30,250)
LME Zinc Future	8	09/19/2022	670,452	141,184
LME Zinc Future	37	11/14/2022	3,047,412	(123,617)
LME Zinc Future	8	01/16/2023	647,300	(45,860)
Primary Aluminum Future	1	09/19/2022	62,581	23,927
Primary Aluminum Future	6	11/14/2022	373,611	(11,941)
Total				$ 8,594
Total futures contracts				$ (1,481,839)

Foreign Currency Contracts Outstanding at July 31, 2022
Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Counterparty	Settlement Date	Appreciation/ (Depreciation)
2,480,000	AUD	1,719,952	USD	BCLY	08/31/2022	$ 13,799
742,000	AUD	521,147	USD	BOA	08/31/2022	(2,420)
2,585,000	BRL	483,178	USD	BCLY	08/02/2022	16,130
2,585,000	BRL	481,988	USD	MSC	08/31/2022	12,957
808,000	CAD	630,768	USD	UBS	08/31/2022	185
2,902,600,000	COP	646,927	USD	BNP	08/31/2022	26,296
19,547,000,000	IDR	1,305,832	USD	JPM	08/31/2022	11,151
1,254,200,000	JPY	9,228,743	USD	MSC	08/31/2022	197,668
76,143,000	JPY	571,370	USD	BNP	08/31/2022	911
10,140,000	MXN	490,858	USD	CBK	08/31/2022	3,764
8,370,000	NOK	843,062	USD	BOA	08/31/2022	23,619
3,532,837	USD	5,094,000	AUD	BCLY	08/31/2022	(28,344)
4,381,966	USD	5,643,000	CAD	RBC	08/31/2022	(24,555)
5,274,551	USD	5,159,000	EUR	DEUT	08/31/2022	(9,465)
1,712,291	USD	1,421,000	GBP	TDB	08/31/2022	(19,416)
3,783,667	USD	514,206,000	JPY	MSC	08/31/2022	(81,041)
Total foreign currency contracts						$ 141,239
† For information regarding the Fund’s significant accounting policies, please refer to the Fund’s most recent shareholder report.
175

Hartford Real Asset Fund (Consolidated) (formerly, The Hartford Global Real Asset Fund)
Schedule of Investments – (continued)
July 31, 2022  (Unaudited)

Fair Value Summary
The following is a summary of the fair valuations according to the inputs used as of July 31, 2022 in valuing the Fund’s investments.
Description	Total	Level 1	Level 2	Level 3(1)
Assets
Foreign Government Obligations	$ 10,517,209	$ —	$ 10,517,209	$ —
U.S. Government Securities	38,145,524	—	38,145,524	—
Common Stocks
Automobiles & Components	138,603	28,918	109,685	—
Banks	2,833,235	115,598	2,717,637	—
Capital Goods	2,115,025	876,426	1,238,599	—
Commercial & Professional Services	574,968	149,996	424,972	—
Consumer Durables & Apparel	403,477	403,477	—	—
Consumer Services	216,926	64,170	152,756	—
Diversified Financials	1,035,616	624,277	411,339	—
Energy	34,091,760	21,071,149	13,020,611	—
Food & Staples Retailing	257,517	—	257,517	—
Food, Beverage & Tobacco	731,755	654,297	77,458	—
Insurance	951,489	—	951,489	—
Materials	20,900,933	9,026,427	11,874,506	—
Media & Entertainment	215,370	215,370	—	—
Real Estate	15,992,927	10,562,502	5,430,425	—
Retailing	64,305	—	64,305	—
Semiconductors & Semiconductor Equipment	60,981	60,981	—	—
Software & Services	336,934	336,094	840	—
Technology Hardware & Equipment	41,910	41,910	—	—
Telecommunication Services	3,086,417	222,607	2,863,810	—
Transportation	1,294,364	539,677	754,687	—
Utilities	8,469,052	4,841,771	3,627,281	—
Exchange-Traded Funds	2,241,725	2,241,725	—	—
Closed End Funds	107,532	107,532	—	—
Short-Term Investments	23,736,363	23,370,886	365,477	—
Foreign Currency Contracts(2)	306,480	—	306,480	—
Futures Contracts(2)	1,064,276	1,064,276	—	—
Total	$ 169,932,673	$ 76,620,066	$ 93,312,607	$ —
Liabilities
Foreign Currency Contracts(2)	$ (165,241)	$ —	$ (165,241)	$ —
Futures Contracts(2)	(2,546,115)	(2,546,115)	—	—
Total	$ (2,711,356)	$ (2,546,115)	$ (165,241)	$ —

(1)	For the period ended July 31, 2022, investments valued at $1,047,220 were transferred into Level 3 due to the unavailability of active market pricing, and investments valued at $420,481 were transferred out of Level 3 due to the availability of significant observable inputs.
(2)	Derivative instruments (excluding purchased and written options, if applicable) are valued at the unrealized appreciation/(depreciation) on the investments.
Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the period ended July 31, 2022 is not presented.
176

The Hartford Short Duration Fund
Schedule of Investments
July 31, 2022  (Unaudited)

Shares or Principal Amount		Market Value†
ASSET & COMMERCIAL MORTGAGE-BACKED SECURITIES - 19.6%
	Asset-Backed - Automobile - 1.1%
$ 1,700,000	Avid Automobile Receivables Trust 1.18%, 08/15/2025(1)	$ 1,649,002
2,720,000	CIG Auto Receivables Trust 1.49%, 08/12/2026(1)	2,602,280
	Credit Acceptance Auto Loan Trust
1,790,000	1.00%, 05/15/2030(1)	1,713,122
1,565,000	1.26%, 10/15/2030(1)	1,481,322
3,758,994	FHF Trust 4.43%, 01/18/2028(1)	3,724,315
3,600,000	Hertz Vehicle Financing LLC 1.21%, 12/26/2025(1)	3,369,496
	JP Morgan Chase Bank NA
2,135,384	0.89%, 12/26/2028(1)	2,067,515
1,818,829	0.99%, 01/25/2028(1)	1,788,491
4,851,386	Lendbuzz Securitization Trust 1.46%, 06/15/2026(1)	4,689,442
		23,084,985
	Asset-Backed - Credit Card - 0.3%
5,575,000	Mercury Financial Credit Card Master Trust 1.54%, 03/20/2026(1)	5,291,390
	Asset-Backed - Finance & Insurance - 1.5%
2,250,000	Apidos CLO 3.59%, 04/15/2031, 3 mo. USD LIBOR + 1.080%(1)(2)	2,216,914
3,639,600	Aqua Finance Trust 1.54%, 07/17/2046(1)	3,389,610
	CIFC Funding Ltd.
3,550,000	3.75%, 04/20/2031, 3 mo. USD LIBOR + 1.040%(1)(2)	3,486,980
3,425,000	3.87%, 01/22/2031, 3 mo. USD LIBOR + 1.110%(1)(2)	3,364,826
6,450,000	Cologix Data Centers US Issuer LLC 3.30%, 12/26/2051(1)	6,032,664
	DB Master Finance LLC
7,213,750	2.05%, 11/20/2051(1)	6,430,806
989,033	4.02%, 05/20/2049(1)	956,730
216,460	Ellington Financial Mortgage Trust 2.74%, 11/25/2059(1)(3)	209,158
1,121,678	FCI Funding LLC 1.13%, 04/15/2033(1)	1,074,860
1,600,000	LCM 31 Ltd. 3.91%, 01/20/2032, 3 mo. USD LIBOR + 1.200%(1)(2)	1,572,082
1,250,000	Octagon Investment Partners Ltd. 3.76%, 07/17/2030, 3 mo. USD LIBOR + 1.020%(1)(2)	1,226,657
488,797	Residential Mortgage Loan Trust 2.38%, 01/26/2060(1)(3)	471,710
20,061	Towd Point Mortgage Trust 2.25%, 07/25/2056(1)(3)	20,004
		30,453,001
	Asset-Backed - Home Equity - 0.0%
143,964	Accredited Mortgage Loan Trust 2.94%, 01/25/2035, 1 mo. USD LIBOR + 0.680%(2)	142,897
260,891	Morgan Stanley Asset-Backed Securities Capital, Inc. Trust 3.02%, 01/25/2035, 1 mo. USD LIBOR + 0.760%(2)	259,578
		402,475
	Commercial Mortgage-Backed Securities - 2.1%
1,390,000	BBCMS Mortgage Trust 2.02%, 04/15/2053	1,322,482
2,535,000	BX Commercial Mortgage Trust 2.65%, 05/15/2038, 1 mo. USD LIBOR + 0.652%(1)(2)	2,414,506
1,170,880	CF Hippolyta LLC 2.28%, 07/15/2060(1)	1,072,107
	Citigroup Mortgage Loan Trust
681,152	2.80%, 02/25/2058(1)(3)	668,595
Shares or Principal Amount		Market Value†
ASSET & COMMERCIAL MORTGAGE-BACKED SECURITIES - 19.6% - (continued)
	Commercial Mortgage-Backed Securities - 2.1% - (continued)
$ 888,781	3.25%, 03/25/2061(1)(3)	$ 865,378
2,360,000	CityLine Commercial Mortgage Trust 2.78%, 11/10/2031(1)(3)	2,298,365
4,394,964	CSMC Trust 2.26%, 08/15/2037(1)	4,075,851
2,900,000	FREMF Mortgage Trust 3.85%, 01/25/2048(1)(3)	2,879,068
	GS Mortgage Securities Trust
370,000	2.69%, 08/15/2024, 1 mo. USD SOFR + 0.731%(2)	362,792
4,235,000	2.75%, 02/10/2037(1)	4,033,967
6,830,000	3.12%, 11/10/2045	6,807,372
1,468,910	JP Morgan Chase Commercial Mortgage Securities Trust 3.91%, 05/05/2030(1)	1,131,060
5,500,000	Morgan Stanley Capital Trust 3.91%, 09/09/2032(1)	5,339,153
9,500,000	SG Commercial Mortgage Securities Trust 2.63%, 03/15/2037(1)	9,028,285
		42,298,981
	Other Asset-Backed Securities - 5.6%
	Affirm Asset Securitization Trust
1,479,118	1.07%, 08/15/2025(1)	1,439,670
1,209,957	1.90%, 01/15/2025(1)	1,188,202
395,358	3.46%, 10/15/2024(1)	393,442
915,584	Amur Equipment Finance Receivables LLC 0.75%, 11/20/2026(1)	885,078
2,235,000	Avant Loans Funding Trust 1.21%, 07/15/2030(1)	2,106,828
350,919	Bayview Mortgage Fund Trust 3.50%, 01/28/2058(1)(3)	344,172
283,266	Bayview Opportunity Master Fund Trust 3.50%, 06/28/2057(1)(3)	280,175
3,000,000	Benefit Street Partners CLO Ltd. 3.46%, 10/15/2030, 3 mo. USD LIBOR + 0.950%(1)(2)	2,940,216
5,000,000	BSPRT Issuer Ltd. 2.92%, 02/15/2037, 1 mo. USD SOFR + 1.500%(1)(2)	4,827,202
	Carlyle Global Market Strategies CLO Ltd.
4,115,000	3.69%, 07/20/2031, 3 mo. USD LIBOR + 0.980%(1)(2)	4,042,263
1,495,453	3.71%, 04/17/2031, 3 mo. USD LIBOR + 0.970%(1)(2)	1,467,566
1,000,000	4.14%, 04/17/2031, 3 mo. USD LIBOR + 1.400%(1)(2)	947,547
4,745,000	CIFC Funding Ltd. 3.66%, 07/15/2036, 3 mo. USD LIBOR + 1.150%(1)(2)	4,599,627
1,080,000	Dryden Senior Loan Fund 3.48%, 04/15/2031, 3 mo. USD LIBOR + 0.970%(1)(2)	1,059,426
2,090,492	Falcon Aerospace Ltd. 3.60%, 09/15/2039(1)	1,722,148
1,650,000	Goldentree Loan Management U.S. CLO Ltd. 3.62%, 11/20/2030, 3 mo. USD LIBOR + 0.910%(1)(2)	1,616,690
	KKR CLO Ltd.
1,190,000	3.51%, 04/15/2031, 3 mo. USD LIBOR + 1.000%(1)(2)	1,167,958
1,450,000	3.69%, 01/15/2031, 3 mo. USD LIBOR + 1.180%(1)(2)	1,427,205
3,270,000	LCM XXIV Ltd. 3.69%, 03/20/2030, 3 mo. USD LIBOR + 0.980%(1)(2)	3,214,322
	Marlette Funding Trust
1,465,000	1.06%, 09/15/2031(1)	1,407,329
7,449,000	1.30%, 12/15/2031(1)	6,978,228

177

The Hartford Short Duration Fund
Schedule of Investments – (continued)
July 31, 2022  (Unaudited)

Shares or Principal Amount		Market Value†
ASSET & COMMERCIAL MORTGAGE-BACKED SECURITIES - 19.6% - (continued)
	Other Asset-Backed Securities - 5.6% - (continued)
$ 416,986	MetLife Securitization Trust 3.00%, 04/25/2055(1)(3)	$ 404,310
	Neuberger Berman Loan Advisers CLO Ltd.
5,415,000	3.67%, 10/18/2029, 3 mo. USD LIBOR + 0.930%(1)(2)	5,309,148
3,825,000	3.76%, 04/19/2030, 3 mo. USD LIBOR + 1.020%(1)(2)	3,770,983
	Palmer Square Loan Funding Ltd.
3,068,354	3.31%, 10/15/2029, 3 mo. USD LIBOR + 0.080%(1)(2)	3,012,246
5,767,597	3.51%, 07/20/2029, 3 mo. USD LIBOR + 0.800%(1)(2)	5,677,057
779,310	Progress Residential Trust 1.05%, 04/17/2038(1)	699,905
1,576,171	Sapphire Aviation Finance Ltd. 3.23%, 03/15/2040(1)	1,390,713
2,940,000	SCF Equipment Leasing 0.83%, 08/21/2028(1)	2,840,200
1,010,000	SoFi Consumer Loan Program Trust 1.30%, 09/25/2030(1)	951,895
	Stack Infrastructure Issuer LLC
935,000	1.88%, 03/26/2046(1)	850,861
3,285,000	1.89%, 08/25/2045(1)	3,021,454
3,560,000	3.08%, 10/25/2044(1)	3,441,062
2,628,083	Symphony Static CLO Ltd. 3.61%, 10/25/2029, 3 mo. USD LIBOR + 0.830%(1)(2)	2,581,552
6,450,000	TCI Symphony CLO 3.48%, 10/13/2032, 3 mo. USD LIBOR + 1.020%(1)(2)	6,299,322
	Vantage Data Centers Issuer LLC
7,080,000	1.65%, 09/15/2045(1)	6,467,324
4,875,000	2.17%, 10/15/2046(1)	4,407,197
2,499,896	3.19%, 07/15/2044(1)	2,423,671
1,257,150	4.20%, 11/16/2043(1)	1,246,271
5,450,000	Venture CLO Ltd. 3.69%, 07/15/2032, 3 mo. USD LIBOR + 1.180%(1)(2)	5,323,887
	Voya CLO Ltd.
1,650,000	3.57%, 04/15/2031, 3 mo. USD LIBOR + 1.060%(1)(2)	1,621,538
4,968,686	3.76%, 04/17/2030, 3 mo. USD LIBOR + 1.020%(1)(2)	4,895,701
4,000,000	3.77%, 04/25/2031, 3 mo. USD LIBOR + 0.970%(1)(2)	3,916,140
		114,607,731
	Whole Loan Collateral CMO - 9.0%
	Angel Oak Mortgage Trust
1,273,217	0.91%, 01/25/2066(1)(3)	1,175,469
5,074,547	0.95%, 07/25/2066(1)(3)	4,752,024
1,322,785	0.99%, 04/25/2053(1)(3)	1,272,717
1,830,364	1.04%, 01/20/2065(1)(3)	1,564,402
2,290,613	1.07%, 05/25/2066(1)(3)	2,054,921
3,960,598	1.46%, 09/25/2066(1)(3)	3,379,520
1,149,028	1.47%, 06/25/2065(1)(3)	1,095,838
1,944,342	1.69%, 04/25/2065(1)(3)	1,780,312
325,694	2.47%, 12/25/2059(1)(3)	314,889
	Angel Oak Mortgage Trust LLC
211,002	2.99%, 07/26/2049(1)(3)	209,741
73,893	3.92%, 11/25/2048(1)(3)	73,491
	Arroyo Mortgage Trust
2,267,716	1.18%, 10/25/2048(1)(3)	2,014,573
1,404,223	2.96%, 10/25/2048(1)(3)	1,347,588
436,400	3.81%, 01/25/2049(1)(3)	420,436
Shares or Principal Amount		Market Value†
ASSET & COMMERCIAL MORTGAGE-BACKED SECURITIES - 19.6% - (continued)
	Whole Loan Collateral CMO - 9.0% - (continued)
	BRAVO Residential Funding Trust
$ 846,897	0.94%, 02/25/2049(1)(3)	$ 790,872
923,372	1.45%, 05/25/2060(1)(3)	906,650
	Bunker Hill Loan Depositary Trust
900,693	1.72%, 02/25/2055(1)(3)	870,045
888,153	2.72%, 11/25/2059(1)(4)	862,617
207,913	CIM Trust 3.00%, 04/25/2057(1)(3)	207,336
	COLT Mortgage Loan Trust
602,217	0.80%, 07/27/2054(1)	557,684
2,155,897	0.86%, 05/25/2065(1)(3)	1,994,184
2,539,725	0.91%, 06/25/2066(1)(3)	2,242,396
1,721,008	0.92%, 08/25/2066(1)(3)	1,482,152
4,622,537	0.96%, 09/27/2066(1)(3)	3,841,993
5,981,378	1.11%, 10/25/2066(1)(3)	5,294,898
1,061,361	1.33%, 10/26/2065(1)(3)	998,222
5,696,249	1.39%, 01/25/2065(1)(3)	5,142,375
4,446,495	1.40%, 10/25/2066(1)(3)	3,911,839
15,637	1.85%, 03/25/2065(1)(3)	15,445
	CSMC Trust
2,594,347	0.81%, 05/25/2065(1)(3)	2,483,034
2,440,185	0.83%, 03/25/2056(1)(3)	2,112,841
3,900,397	1.02%, 04/25/2066(1)(3)	3,612,629
4,078,489	1.10%, 05/25/2066(1)(3)	3,496,800
3,510,219	1.17%, 07/25/2066(1)(3)	2,982,935
2,143,100	1.21%, 05/25/2065(1)(4)	2,029,468
4,601,305	2.00%, 01/25/2060(1)(3)	4,270,079
784,200	2.24%, 02/25/2050(1)(3)	747,836
	Deephaven Residential Mortgage Trust
643,535	0.72%, 05/25/2065(1)(3)	616,549
1,163,504	0.90%, 04/25/2066(1)(3)	1,010,591
	Ellington Financial Mortgage Trust
476,122	0.80%, 02/25/2066(1)(3)	429,250
904,971	0.93%, 06/25/2066(1)(3)	802,531
756,257	1.18%, 10/25/2065(1)(3)	715,836
4,550,451	FirstKey Homes Trust 1.27%, 10/19/2037(1)	4,245,015
	GCAT Trust
2,186,639	0.87%, 01/25/2066(1)(3)	2,088,376
2,110,410	1.04%, 05/25/2066(1)(3)	1,969,217
2,928,189	1.09%, 05/25/2066(1)(3)	2,583,429
4,012,381	1.09%, 08/25/2066(1)(3)	3,474,200
6,026,138	1.26%, 07/25/2066(1)(3)	5,179,671
2,473,424	1.47%, 04/25/2065(1)(3)	2,380,439
670,967	1.56%, 04/25/2065(1)(4)	641,200
436,732	2.25%, 01/25/2060(1)(4)	423,873
1,078,671	2.65%, 10/25/2068(1)(3)	1,036,926
60,105	Home Re Ltd. 3.86%, 10/25/2028, 1 mo. USD LIBOR + 1.600%(1)(2)	60,031
	Imperial Fund Mortgage Trust
3,168,716	1.07%, 06/25/2056(1)(3)	2,864,177
2,499,330	1.07%, 09/25/2056(1)(3)	2,156,714
3,004,511	1.60%, 11/25/2056(1)(3)	2,668,177
2,575,000	IMS Ecuadorian Mortgage Trust 3.40%, 08/18/2043(1)	2,445,304
5,000,000	MF1 Ltd. 2.82%, 02/19/2037, 1 mo. USD SOFR + 1.350%(1)(2)	4,832,290
	MFA Trust
888,174	1.01%, 01/26/2065(1)(3)	854,811
1,293,962	1.03%, 11/25/2064(1)(3)	1,159,831
1,170,529	1.15%, 04/25/2065(1)(3)	1,138,441
2,531,238	1.91%, 11/25/2056(1)(3)	2,295,393
	MFRA Trust
1,683,190	0.85%, 01/25/2056(1)(3)	1,575,960
645,930	1.48%, 03/25/2065(1)(3)	624,185

178

The Hartford Short Duration Fund
Schedule of Investments – (continued)
July 31, 2022  (Unaudited)

Shares or Principal Amount		Market Value†
ASSET & COMMERCIAL MORTGAGE-BACKED SECURITIES - 19.6% - (continued)
	Whole Loan Collateral CMO - 9.0% - (continued)
	Mill City Mortgage Loan Trust
$ 4,455,615	1.13%, 11/25/2060(1)(3)	$ 4,193,025
2,016,534	2.75%, 07/25/2059(1)(3)	1,965,044
517,419	2.75%, 01/25/2061(1)(3)	512,151
364,186	3.25%, 05/25/2062(1)(3)	358,529
556,954	3.50%, 05/25/2058(1)(3)	551,402
886,301	3.50%, 08/25/2058(1)(3)	866,841
	New Residential Mortgage Loan Trust
521,174	0.94%, 10/25/2058(1)(3)	500,489
653,556	1.65%, 05/24/2060(1)(3)	611,129
951,993	2.46%, 01/26/2060(1)(3)	900,050
1,307,163	3.01%, 01/25/2048, 1 mo. USD LIBOR + 0.750%(1)(2)	1,275,254
270,893	3.25%, 09/25/2056(1)(3)	258,572
381,835	3.50%, 12/25/2057(1)(3)	373,404
261,041	3.75%, 11/26/2035(1)(3)	253,014
185,038	3.75%, 03/25/2056(1)(3)	179,448
315,098	3.75%, 11/25/2056(1)(3)	305,444
904,583	3.95%, 09/25/2057(1)(3)	883,655
561,201	4.00%, 02/25/2057(1)(3)	555,061
552,081	4.00%, 03/25/2057(1)(3)	544,508
384,626	4.00%, 04/25/2057(1)(3)	379,833
479,465	4.00%, 05/25/2057(1)(3)	465,636
462,239	4.00%, 12/25/2057(1)(3)	451,331
1,178,367	OBX Trust 1.05%, 07/25/2061(1)(3)	1,012,834
	Onslow Bay Mortgage Loan Trust
3,828,137	1.10%, 05/25/2061(1)(3)	3,339,154
4,735,737	1.96%, 10/25/2061(1)(3)	4,142,641
797,231	3.50%, 12/25/2049(1)(3)	766,227
76,275	Sequoia Mortgage Trust 4.50%, 08/25/2048(1)(3)	75,616
5,612,987	SG Residential Mortgage Trust 1.16%, 07/25/2061(1)(3)	5,131,668
	Starwood Mortgage Residential Trust
2,517,381	1.13%, 06/25/2056(1)(3)	2,257,145
1,792,692	1.22%, 05/25/2065(1)(3)	1,678,905
413,345	1.49%, 04/25/2065(1)(3)	401,716
148,925	2.28%, 02/25/2050(1)(3)	148,171
1,971,399	Toorak Mortgage Corp. Ltd. 1.15%, 07/25/2056(1)(3)	1,782,079
	Towd Point Mortgage Trust
2,730,343	1.75%, 10/25/2060(1)	2,519,783
404,594	2.75%, 10/25/2056(1)(3)	401,613
250,486	2.75%, 04/25/2057(1)(3)	248,540
232,123	2.75%, 07/25/2057(1)(3)	229,338
515,786	2.75%, 10/25/2057(1)(3)	506,945
4,753,689	2.90%, 10/25/2059(1)(3)	4,614,894
966,847	3.25%, 03/25/2058(1)(3)	947,713
	Verus Securitization Trust
2,123,348	0.82%, 10/25/2063(1)(3)	2,005,993
1,436,424	0.82%, 01/25/2066(1)(3)	1,311,211
1,785,223	0.92%, 02/25/2064(1)(3)	1,653,138
3,792,123	1.01%, 09/25/2066(1)(3)	3,253,857
1,611,633	1.02%, 04/25/2064(1)(3)	1,569,317
1,070,612	1.03%, 02/25/2066(1)(3)	954,732
906,719	1.50%, 05/25/2065(1)(4)	861,538
291,816	2.42%, 01/25/2060(1)(4)	286,440
340,218	2.64%, 11/25/2059(1)(4)	338,140
1,088,546	Visio Trust 1.28%, 05/25/2056(1)	1,019,539
		182,425,375
	Total Asset & Commercial Mortgage-Backed Securities (cost $427,416,737)	$ 398,563,938
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 54.0%
	Aerospace/Defense - 0.5%
	Boeing Co.
$ 5,000,000	2.20%, 02/04/2026	$ 4,661,487
2,000,000	2.75%, 02/01/2026	1,909,483
	L3Harris Technologies, Inc.
1,475,000	3.83%, 04/27/2025	1,472,575
2,275,000	3.85%, 06/15/2023	2,276,334
		10,319,879
	Agriculture - 0.2%
5,000,000	BAT Capital Corp. 2.79%, 09/06/2024	4,855,631
	Apparel - 0.3%
2,520,000	PVH Corp. 4.63%, 07/10/2025	2,519,975
4,000,000	VF Corp. 2.40%, 04/23/2025	3,874,560
		6,394,535
	Auto Manufacturers - 3.2%
3,575,000	Daimler Finance NA LLC 1.45%, 03/02/2026(1)	3,301,236
	Ford Motor Credit Co. LLC
4,275,000	2.70%, 08/10/2026	3,877,425
3,125,000	3.35%, 11/01/2022	3,114,775
3,185,000	3.37%, 11/17/2023	3,121,778
4,250,000	3.38%, 11/13/2025	4,027,616
2,800,000	4.06%, 11/01/2024	2,754,500
	General Motors Financial Co., Inc.
3,650,000	1.20%, 10/15/2024	3,413,949
2,500,000	1.25%, 01/08/2026	2,255,522
4,000,000	1.50%, 06/10/2026	3,581,634
1,500,000	1.70%, 08/18/2023	1,464,750
2,850,000	2.90%, 02/26/2025	2,768,132
2,000,000	5.00%, 04/09/2027	2,003,595
	Hyundai Capital America
4,250,000	1.00%, 09/17/2024(1)	3,966,213
2,500,000	2.38%, 02/10/2023(1)	2,477,778
1,825,000	4.13%, 06/08/2023(1)	1,831,175
2,500,000	Nissan Motor Co., Ltd. 3.04%, 09/15/2023(1)	2,463,985
12,150,000	Stellantis Finance U.S., Inc. 1.71%, 01/29/2027(1)	10,765,240
	Volkswagen Group of America Finance LLC
3,500,000	0.88%, 11/22/2023(1)	3,369,052
1,800,000	2.85%, 09/26/2024(1)	1,755,001
3,025,000	4.25%, 11/13/2023(1)	3,038,847
		65,352,203
	Auto Parts & Equipment - 0.0%
795,000	APTIV plc / APTIV Corp. 2.40%, 02/18/2025	763,994
	Beverages - 0.9%
3,000,000	Bacardi Ltd. 4.45%, 05/15/2025(1)	2,994,656
7,095,000	Coca-Cola Europacific Partners plc 1.50%, 01/15/2027(1)	6,413,327
	JDE Peet's N.V.
5,325,000	0.80%, 09/24/2024(1)	4,943,832
5,375,000	1.38%, 01/15/2027(1)	4,706,237
		19,058,052
	Biotechnology - 0.5%
	Royalty Pharma plc
3,800,000	0.75%, 09/02/2023	3,672,450
6,200,000	1.20%, 09/02/2025	5,674,279
		9,346,729
	Chemicals - 0.5%
	Celanese U.S. Holdings LLC
915,000	3.50%, 05/08/2024	900,451
6,100,000	6.05%, 03/15/2025	6,152,782

179

The Hartford Short Duration Fund
Schedule of Investments – (continued)
July 31, 2022  (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 54.0% - (continued)
	Chemicals - 0.5% - (continued)
$ 2,350,000	International Flavors & Fragrances, Inc. 1.23%, 10/01/2025(1)	$ 2,147,346
1,791,000	LYB International Finance LLC 1.25%, 10/01/2025	1,642,024
		10,842,603
	Commercial Banks - 15.3%
	Banco Santander S.A.
3,000,000	0.70%, 06/30/2024, (0.70% fixed rate until 06/30/2023; 12 mo. USD CMT + 0.450% thereafter)(5)	2,898,547
600,000	3.85%, 04/12/2023	599,295
	Bank of America Corp.
4,700,000	0.98%, 09/25/2025, (0.98% fixed rate until 09/25/2024; 3 mo. USD SOFR + 0.910% thereafter)(5)	4,384,622
6,000,000	1.20%, 10/24/2026, (1.20% fixed rate until 10/24/2025; 3 mo. USD SOFR + 1.010% thereafter)(5)	5,437,648
2,500,000	1.32%, 06/19/2026, (1.32% fixed rate until 06/19/2025; 1 mo. USD SOFR + 1.150% thereafter)(5)	2,306,000
2,000,000	1.49%, 05/19/2024, (1.49% fixed rate until 05/19/2023; 1 mo. USD SOFR + 1.460% thereafter)(5)(6)	1,962,327
4,300,000	1.53%, 12/06/2025, (1.53% fixed rate until 12/06/2024; 3 mo. USD SOFR + 0.650% thereafter)(5)	4,030,228
4,000,000	1.73%, 07/22/2027, (1.73% fixed rate until 07/22/2026; 3 mo. USD SOFR + 0.960% thereafter)(5)	3,629,152
5,125,000	2.02%, 02/13/2026, (2.02% fixed rate until 02/13/2025; 3 mo. USD LIBOR + 0.640% thereafter)(5)	4,851,421
3,750,000	3.88%, 08/01/2025	3,784,904
	Banque Federative du Credit Mutuel S.A.
4,225,000	0.65%, 02/27/2024(1)	4,026,136
2,500,000	4.52%, 07/13/2025	2,529,217
3,000,000	4.75%, 07/13/2027	3,060,067
	Barclays plc
4,425,000	1.01%, 12/10/2024, (1.01% fixed rate until 12/10/2023; 12 mo. USD CMT + 0.800% thereafter)(5)	4,212,276
3,950,000	2.28%, 11/24/2027, (2.28% fixed rate until 11/24/2026; 12 mo. USD CMT + 1.050% thereafter)(5)	3,536,964
	BNP Paribas S.A.
2,915,000	1.32%, 01/13/2027, (1.32% fixed rate until 01/13/2026; 3 mo. USD SOFR + 1.004% thereafter)(1)(5)	2,607,131
2,025,000	1.68%, 06/30/2027, (1.68% fixed rate until 06/30/2026; 1 mo. USD SOFR + 0.912% thereafter)(1)(5)	1,809,841
1,390,000	2.59%, 01/20/2028, (2.59% fixed rate until 01/20/2027; 3 mo. USD SOFR + 1.228% thereafter)(1)(5)	1,264,353
	BPCE S.A.
2,000,000	1.00%, 01/20/2026(1)	1,795,427
4,860,000	1.65%, 10/06/2026, (1.65% fixed rate until 10/06/2025; 3 mo. USD SOFR + 1.520% thereafter)(1)(5)	4,389,507
840,000	2.05%, 10/19/2027, (2.05% fixed rate until 10/19/2026; 3 mo. USD SOFR + 1.087% thereafter)(1)(5)	751,332
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 54.0% - (continued)
	Commercial Banks - 15.3% - (continued)
$ 3,000,000	2.38%, 01/14/2025(1)	$ 2,862,944
1,500,000	4.00%, 09/12/2023(1)	1,499,814
3,925,000	4.75%, 07/19/2027(1)	3,988,991
	Citigroup, Inc.
1,695,000	0.98%, 05/01/2025, (0.98% fixed rate until 05/01/2024; 3 mo. USD SOFR + 0.669% thereafter)(5)	1,604,802
3,550,000	1.12%, 01/28/2027, (1.12% fixed rate until 01/28/2026; 3 mo. USD SOFR + 0.765% thereafter)(5)	3,186,237
6,740,000	1.28%, 11/03/2025, (1.28% fixed rate until 11/03/2024; 3 mo. USD SOFR + 0.528% thereafter)(5)	6,301,736
4,860,000	1.46%, 06/09/2027, (1.46% fixed rate until 06/09/2026; 3 mo. USD SOFR + 0.770% thereafter)(5)	4,375,407
4,000,000	Cooperatieve Rabobank UA 1.00%, 09/24/2026, (1.00% fixed rate until 09/24/2025; 12 mo. USD CMT + 0.730% thereafter)(1)(5)	3,606,710
	Credit Agricole S.A.
3,525,000	1.25%, 01/26/2027, (1.25% fixed rate until 01/26/2026; 3 mo. USD SOFR + 0.892% thereafter)(1)(5)	3,137,782
2,794,000	1.91%, 06/16/2026, (1.91% fixed rate until 06/16/2025; 3 mo. USD SOFR + 1.676% thereafter)(1)(5)	2,582,330
	Credit Suisse Group AG
5,000,000	1.25%, 08/07/2026	4,456,823
2,280,000	1.31%, 02/02/2027, (1.31% fixed rate until 02/02/2026; 3 mo. USD SOFR + 0.980% thereafter)(1)(5)	1,964,671
3,420,000	2.59%, 09/11/2025, (2.59% fixed rate until 09/11/2024; 3 mo. USD SOFR + 1.560% thereafter)(1)(5)	3,207,149
	Danske Bank A/S
3,000,000	1.17%, 12/08/2023, (1.17% fixed rate until 12/08/2022; 12 mo. USD CMT + 1.030% thereafter)(1)(5)	2,964,897
7,340,000	1.55%, 09/10/2027, (1.55% fixed rate until 09/10/2026; 12 mo. USD CMT + 0.730% thereafter)(1)(5)	6,503,981
	Deutsche Bank AG
1,055,000	0.90%, 05/28/2024	998,291
2,000,000	1.45%, 04/01/2025, (1.45% fixed rate until 04/01/2024; 3 mo. USD SOFR + 1.131% thereafter)(5)	1,876,376
3,000,000	2.22%, 09/18/2024, (2.22% fixed rate until 09/18/2023; 1 mo. USD SOFR + 2.159% thereafter)(5)	2,899,114
3,390,000	2.31%, 11/16/2027, (2.31% fixed rate until 11/16/2026; 3 mo. USD SOFR + 1.219% thereafter)(5)	2,943,308
3,745,000	2.55%, 01/07/2028, (2.55% fixed rate until 01/07/2027; 3 mo. USD SOFR + 1.318% thereafter)(5)	3,288,426
3,350,000	6.12%, 07/14/2026, (6.12% fixed rate until 07/14/2025; 3 mo. USD SOFR + 3.190% thereafter)(5)	3,403,348
2,425,000	Discover Bank 2.45%, 09/12/2024	2,336,615
3,000,000	DNB Bank ASA 1.54%, 05/25/2027, (1.54% fixed rate until 05/25/2026; 12 mo. USD CMT + 0.720% thereafter)(1)(5)	2,710,604

180

The Hartford Short Duration Fund
Schedule of Investments – (continued)
July 31, 2022  (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 54.0% - (continued)
	Commercial Banks - 15.3% - (continued)
	Fifth Third Bancorp
$ 2,430,000	2.38%, 01/28/2025	$ 2,352,455
2,000,000	3.65%, 01/25/2024	1,998,475
975,000	4.06%, 04/25/2028, (4.06% fixed rate until 04/25/2027; 3 mo. USD SOFR + 1.355% thereafter)(5)	968,754
	Goldman Sachs Group, Inc.
1,250,000	0.86%, 02/12/2026, (0.86% fixed rate until 02/12/2025; 3 mo. USD SOFR + 0.609% thereafter)(5)	1,147,143
2,360,000	1.09%, 12/09/2026, (1.09% fixed rate until 12/09/2025; 3 mo. USD SOFR + 0.789% thereafter)(5)	2,131,503
2,000,000	1.54%, 09/10/2027, (1.54% fixed rate until 09/10/2026; 3 mo. USD SOFR + 0.818% thereafter)(5)	1,789,686
2,500,000	3.63%, 02/20/2024	2,503,873
2,700,000	4.39%, 06/15/2027, (4.39% fixed rate until 06/15/2026; 3 mo. USD SOFR + 1.510% thereafter)(5)	2,715,943
	HSBC Holdings plc
7,455,000	1.59%, 05/24/2027, (1.59% fixed rate until 05/24/2026; 3 mo. USD SOFR + 1.290% thereafter)(5)	6,644,484
4,000,000	2.25%, 11/22/2027, (2.25% fixed rate until 11/22/2026; 3 mo. USD SOFR + 1.100% thereafter)(5)	3,611,092
3,500,000	2.63%, 11/07/2025, (2.63% fixed rate until 11/07/2024; 3 mo. USD SOFR + 1.402% thereafter)(5)	3,349,182
2,405,000	4.76%, 06/09/2028, (4.76% fixed rate until 06/09/2027; 3 mo. USD SOFR + 2.110% thereafter)(5)	2,389,483
	ING Groep N.V.
2,470,000	1.73%, 04/01/2027, (1.73% fixed rate until 04/01/2026; 3 mo. USD SOFR + 1.005% thereafter)(5)	2,228,632
2,525,000	3.87%, 03/28/2026, (3.87% fixed rate until 03/28/2025; 3 mo. USD SOFR + 1.640% thereafter)(5)	2,489,942
	Intesa Sanpaolo S.p.A.
2,000,000	3.25%, 09/23/2024(1)	1,931,318
1,675,000	3.38%, 01/12/2023(1)	1,666,303
	JP Morgan Chase & Co.
2,345,000	0.56%, 02/16/2025, (0.56% fixed rate until 02/16/2024; 3 mo. USD SOFR + 0.420% thereafter)(5)	2,220,935
4,450,000	1.04%, 02/04/2027, (1.04% fixed rate until 02/04/2026; 3 mo. USD SOFR + 0695% thereafter)(5)	4,000,154
4,200,000	1.05%, 11/19/2026, (1.05% fixed rate until 11/19/2025; 3 mo. USD SOFR + 0.800% thereafter)(5)	3,787,396
3,000,000	1.51%, 06/01/2024, (1.51% fixed rate until 06/01/2023; 1 mo. USD SOFR + 1.455% thereafter)(5)	2,940,945
4,600,000	2.30%, 10/15/2025, (2.30% fixed rate until 10/15/2024; 3 mo. USD SOFR + 1.160% thereafter)(5)	4,413,024
3,500,000	3.85%, 06/14/2025, (3.85% fixed rate until 06/14/2024; 1 mo. USD SOFR + 0.980% thereafter)(5)	3,490,119
3,750,000	3.90%, 07/15/2025	3,794,990
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 54.0% - (continued)
	Commercial Banks - 15.3% - (continued)
$ 3,000,000	4.32%, 04/26/2028, (4.32% fixed rate until 04/26/2027; 3 mo. USD SOFR + 1.560% thereafter)(5)	$ 3,012,386
4,000,000	4.85%, 07/25/2028, (4.85% fixed rate until 07/25/2027; 3 mo. USD SOFR + 1.990% thereafter)(5)	4,105,279
3,460,000	KeyBank NA 4.39%, 12/14/2027	3,514,908
	Macquarie Group Ltd.
2,340,000	1.34%, 01/12/2027, (1.34% fixed rate until 01/12/2026; 3 mo. USD SOFR + 1.069% thereafter)(1)(5)	2,084,533
2,065,000	1.63%, 09/23/2027, (1.63% fixed rate until 09/23/2026; 3 mo. USD SOFR + 0.910% thereafter)(1)(5)	1,820,676
3,000,000	3.19%, 11/28/2023, (3.19% fixed rate until 11/28/2022; 3 mo. USD LIBOR + 1.023% thereafter)(1)(5)	2,992,348
3,270,000	Mitsubishi UFJ Financial Group, Inc. 5.02%, 07/20/2028, (5.02% fixed rate until 07/20/2027; 12 mo. USD CMT + 1.950% thereafter)(5)	3,360,497
	Morgan Stanley
8,615,000	0.86%, 10/21/2025, (0.86% fixed rate until 10/21/2024; 3 mo. USD SOFR + 0.745% thereafter)(5)	8,000,110
3,425,000	0.99%, 12/10/2026, (0.99% fixed rate until 12/10/2025; 3 mo. USD SOFR + 0.720% thereafter)(5)	3,076,011
3,000,000	1.51%, 07/20/2027, (1.51% fixed rate until 07/20/2026; 3 mo. USD SOFR + 0.858% thereafter)(5)	2,709,098
3,000,000	1.59%, 05/04/2027, (1.59% fixed rate until 05/04/2026; 3 mo. USD SOFR + 0.879% thereafter)(5)	2,732,220
2,675,000	4.00%, 07/23/2025	2,696,421
3,425,000	National Bank of Canada 0.55%, 11/15/2024, (0.55% fixed rate until 11/15/2023; 12 mo. USD CMT + 0.400% thereafter)(5)	3,279,151
	Natwest Group plc
3,335,000	1.64%, 06/14/2027, (1.64% fixed rate until 06/14/2026; 12 mo. USD CMT + 0.900% thereafter)(5)	2,973,672
800,000	6.00%, 12/19/2023	816,160
3,385,000	NatWest Markets plc 0.80%, 08/12/2024(1)	3,156,171
1,500,000	Regions Financial Corp. 2.25%, 05/18/2025	1,445,131
3,900,000	Royal Bank of Canada 2.25%, 11/01/2024	3,802,064
3,035,000	Santander Holdings USA, Inc. 3.45%, 06/02/2025	2,940,902
	Societe Generale S.A.
3,500,000	2.23%, 01/21/2026, (2.23% fixed rate until 01/21/2025; 12 mo. USD CMT + 1.050% thereafter)(1)(5)	3,275,665
5,200,000	4.68%, 06/15/2027(1)	5,248,406
	Standard Chartered plc
770,000	1.21%, 03/23/2025, (1.21% fixed rate until 03/23/2024; 12 mo. USD CMT + 0.880% thereafter)(1)(5)	728,051
2,070,000	1.46%, 01/14/2027, (1.46% fixed rate until 01/14/2026; 12 mo. USD CMT + 1.000% thereafter)(1)(5)	1,847,915
2,500,000	Toronto-Dominion Bank (The) 4.11%, 06/08/2027(6)	2,529,771
2,000,000	Truist Financial Corp. 1.20%, 08/05/2025(6)	1,855,944

181

The Hartford Short Duration Fund
Schedule of Investments – (continued)
July 31, 2022  (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 54.0% - (continued)
	Commercial Banks - 15.3% - (continued)
$ 740,000	UBS AG 1.25%, 06/01/2026(1)	$ 668,273
	UBS Group AG
4,230,000	1.01%, 07/30/2024, (1.01% fixed rate until 07/30/2023; 12 mo. USD CMT + 0.830% thereafter)(1)(5)	4,108,810
5,170,000	1.49%, 08/10/2027, (1.49% fixed rate until 08/10/2026; 12 mo. USD CMT + 0.850% thereafter)(1)(5)	4,591,775
2,100,000	4.13%, 04/15/2026(1)	2,093,143
5,230,000	UniCredit S.p.A. 1.98%, 06/03/2027, (1.98% fixed rate until 06/03/2026; 12 mo. USD CMT + 1.200% thereafter)(1)(5)	4,532,463
	Wells Fargo & Co.
1,635,000	0.81%, 05/19/2025, (0.81% fixed rate until 05/19/2024; 3 mo. USD SOFR + 0.510% thereafter)(5)	1,543,343
7,500,000	2.16%, 02/11/2026, (2.16% fixed rate until 02/11/2025; 3 mo. USD LIBOR + 0.750% thereafter)(5)	7,147,173
4,650,000	2.41%, 10/30/2025, (2.41% fixed rate until 10/30/2024; 3 mo. USD SOFR + 1.087% thereafter)(5)	4,475,043
5,000,000	3.53%, 03/24/2028, (3.53% fixed rate until 03/24/2027; 3 mo. USD SOFR + 1.510% thereafter)(5)	4,832,132
2,730,000	4.81%, 07/25/2028, 3 mo. USD SOFR + 1.980%	2,792,304
		311,920,531
	Commercial Services - 1.3%
2,995,000	Ashtead Capital, Inc. 1.50%, 08/12/2026(1)	2,634,469
3,365,000	Equifax, Inc. 2.60%, 12/01/2024	3,265,023
	Global Payments, Inc.
9,000,000	1.20%, 03/01/2026	8,091,365
2,345,000	2.65%, 02/15/2025	2,255,206
1,500,000	4.00%, 06/01/2023	1,499,955
	Howard University, (AGM Insured)
500,000	1.99%, 10/01/2025	470,126
1,965,000	2.42%, 10/01/2024	1,895,061
655,000	2.52%, 10/01/2025	625,635
1,685,000	2.74%, 10/01/2022	1,679,438
1,175,000	S&P Global, Inc. 2.45%, 03/01/2027(1)	1,123,766
2,775,000	Sodexo, Inc. 1.63%, 04/16/2026(1)	2,550,984
		26,091,028
	Construction Materials - 0.2%
849,000	Carrier Global Corp. 2.24%, 02/15/2025	819,837
2,380,000	Lennox International, Inc. 1.35%, 08/01/2025	2,206,115
		3,025,952
	Diversified Financial Services - 3.8%
	AerCap Ireland Capital DAC / AerCap Global Aviation Trust
4,550,000	1.75%, 10/29/2024	4,217,737
1,000,000	1.75%, 01/30/2026	885,160
3,420,000	2.45%, 10/29/2026	3,042,303
5,650,000	3.15%, 02/15/2024	5,491,467
910,000	3.30%, 01/23/2023	906,390
1,880,000	4.50%, 09/15/2023	1,877,785
	Aircastle Ltd.
1,200,000	4.13%, 05/01/2024	1,174,620
1,400,000	4.40%, 09/25/2023	1,386,268
3,050,000	5.25%, 08/11/2025(1)	2,982,887
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 54.0% - (continued)
	Diversified Financial Services - 3.8% - (continued)
	Ally Financial, Inc.
$ 2,690,000	3.88%, 05/21/2024	$ 2,679,570
3,000,000	5.13%, 09/30/2024	3,050,850
	Aviation Capital Group LLC
2,650,000	3.88%, 05/01/2023(1)	2,623,556
4,000,000	4.88%, 10/01/2025(1)	3,875,159
	Avolon Holdings Funding Ltd.
4,250,000	2.88%, 02/15/2025(1)	3,930,513
2,000,000	4.25%, 04/15/2026(1)	1,862,569
2,950,000	5.13%, 10/01/2023(1)	2,922,561
2,490,000	BOC Aviation USA Corp. 1.63%, 04/29/2024(1)	2,377,745
1,755,000	Capital One Financial Corp. 3.90%, 01/29/2024	1,755,977
2,500,000	CNA Financial Corp. 7.25%, 11/15/2023	2,612,896
4,000,000	Intercontinental Exchange, Inc. 4.00%, 09/15/2027	4,027,133
4,125,000	LeasePlan Corp. N.V. 2.88%, 10/24/2024(1)	3,970,120
2,000,000	Navient Corp. 5.88%, 10/25/2024	1,960,606
2,105,000	OneMain Finance Corp. 6.13%, 03/15/2024	2,076,056
	Synchrony Financial
1,245,000	4.38%, 03/19/2024	1,242,501
5,200,000	4.88%, 06/13/2025	5,184,896
	Western Union Co.
4,000,000	1.35%, 03/15/2026	3,620,509
4,925,000	2.85%, 01/10/2025	4,802,680
		76,540,514
	Electric - 2.6%
4,000,000	AES Corp. 1.38%, 01/15/2026	3,606,005
2,500,000	Ameren Corp. 2.50%, 09/15/2024	2,430,700
2,280,000	Cleco Corporate Holdings LLC 3.74%, 05/01/2026	2,232,765
2,475,000	Dominion Energy, Inc. 3.07%, 08/15/2024(2)(4)	2,430,205
	Edison International
2,750,000	2.95%, 03/15/2023	2,743,435
1,840,000	3.55%, 11/15/2024	1,811,222
	Enel Finance International N.V.
3,230,000	1.38%, 07/12/2026(1)	2,851,270
4,350,000	4.25%, 06/15/2025(1)(6)	4,316,617
3,760,000	Evergy, Inc. 2.45%, 09/15/2024	3,649,093
	Eversource Energy
890,000	3.80%, 12/01/2023	892,159
1,815,000	4.60%, 07/01/2027	1,872,602
	Israel Electric Corp. Ltd.
1,300,000	6.88%, 06/21/2023(1)	1,329,601
410,000	6.88%, 06/21/2023(7)	419,336
	Pacific Gas and Electric Co.
4,680,000	1.70%, 11/15/2023	4,523,526
2,000,000	4.95%, 06/08/2025	1,977,215
5,150,000	5.45%, 06/15/2027	5,110,873
	Public Service Enterprise Group, Inc.
3,500,000	0.80%, 08/15/2025	3,194,949
3,410,000	2.88%, 06/15/2024	3,362,233
3,100,000	Southern Co. 4.48%, 08/01/2024(2)(4)	3,127,129
		51,880,935
	Electronics - 1.3%
4,850,000	Flex Ltd. 3.75%, 02/01/2026	4,690,593
4,000,000	Jabil, Inc. 1.70%, 04/15/2026	3,634,663
870,000	Keysight Technologies, Inc. 4.55%, 10/30/2024	880,187
	Roper Technologies, Inc.
5,325,000	1.00%, 09/15/2025	4,876,506

182

The Hartford Short Duration Fund
Schedule of Investments – (continued)
July 31, 2022  (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 54.0% - (continued)
	Electronics - 1.3% - (continued)
$ 3,225,000	2.35%, 09/15/2024	$ 3,129,088
	SYNNEX Corp.
6,200,000	1.25%, 08/09/2024	5,818,482
4,150,000	1.75%, 08/09/2026	3,712,650
		26,742,169
	Entertainment - 0.6%
1,160,000	Cinemark USA, Inc. 8.75%, 05/01/2025(1)	1,196,836
	Magallanes, Inc.
5,520,000	3.64%, 03/15/2025(1)	5,406,892
6,490,000	3.76%, 03/15/2027(1)	6,239,233
		12,842,961
	Environmental Control - 0.1%
1,140,000	Republic Services, Inc. 0.88%, 11/15/2025	1,038,388
	Food - 0.5%
3,325,000	Conagra Brands, Inc. 4.30%, 05/01/2024	3,345,029
4,500,000	Kraft Heinz Foods Co. 3.00%, 06/01/2026	4,360,275
2,105,000	Mondelez International, Inc. 2.63%, 03/17/2027	2,007,498
		9,712,802
	Gas - 0.3%
975,000	East Ohio Gas Co. 1.30%, 06/15/2025(1)	906,215
6,180,000	NiSource, Inc. 0.95%, 08/15/2025	5,652,251
		6,558,466
	Healthcare - Products - 0.1%
2,870,000	Zimmer Biomet Holdings, Inc. 3.05%, 01/15/2026	2,791,733
	Healthcare - Services - 1.1%
2,720,000	Anthem, Inc. 2.38%, 01/15/2025	2,647,965
1,960,000	Bon Secours Mercy Health, Inc. 1.35%, 06/01/2025	1,843,452
	CommonSpirit Health
2,985,000	1.55%, 10/01/2025	2,776,614
3,771,000	2.76%, 10/01/2024	3,677,640
4,175,000	HCA, Inc. 3.13%, 03/15/2027(1)	3,929,878
6,225,000	Humana, Inc. 1.35%, 02/03/2027	5,587,753
1,905,000	PeaceHealth Obligated Group 1.38%, 11/15/2025	1,771,987
		22,235,289
	Home Builders - 0.1%
	Lennar Corp.
850,000	4.50%, 04/30/2024	853,051
834,000	4.88%, 12/15/2023	841,370
		1,694,421
	Household Products - 0.4%
4,125,000	GSK Consumer Healthcare Capital UK plc 3.13%, 03/24/2025(1)	4,069,913
3,135,000	GSK Consumer Healthcare Capital US LLC 3.38%, 03/24/2027(1)	3,079,776
		7,149,689
	Insurance - 1.9%
3,000,000	American International Group, Inc. 2.50%, 06/30/2025	2,888,795
1,080,000	Aon Corp. / Aon Global Holdings plc 2.85%, 05/28/2027	1,033,421
937,000	Assurant, Inc. 4.20%, 09/27/2023	938,269
3,000,000	Athene Global Funding 1.73%, 10/02/2026(1)	2,671,774
	Brighthouse Financial Global Funding
590,000	1.00%, 04/12/2024(1)	559,214
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 54.0% - (continued)
	Insurance - 1.9% - (continued)
$ 3,020,000	1.55%, 05/24/2026(1)	$ 2,725,219
2,865,000	1.75%, 01/13/2025(1)	2,688,576
	CNO Global Funding Secured
1,615,000	1.65%, 01/06/2025(1)	1,526,958
2,355,000	1.75%, 10/07/2026(1)	2,118,353
5,100,000	Corebridge Financial, Inc. 3.65%, 04/05/2027(1)	4,911,626
	Equitable Financial Life Global Funding
2,000,000	1.00%, 01/09/2026(1)	1,806,897
2,020,000	1.40%, 07/07/2025(1)	1,865,434
2,315,000	Marsh & McLennan Cos., Inc. 3.88%, 03/15/2024	2,327,596
4,735,000	Pacific Life Global Funding 1.20%, 06/24/2025(1)	4,390,601
785,000	Principal Life Global Funding 1.25%, 06/23/2025(1)	727,418
3,000,000	Radian Group, Inc. 6.63%, 03/15/2025	3,068,550
2,250,000	Willis North America, Inc. 3.60%, 05/15/2024	2,239,542
		38,488,243
	Internet - 0.6%
912,000	Expedia Group, Inc. 4.63%, 08/01/2027	896,183
1,535,000	Meituan 2.13%, 10/28/2025(1)	1,353,420
	Netflix, Inc.
7,550,000	3.63%, 06/15/2025(1)(6)	7,431,691
2,500,000	4.38%, 11/15/2026	2,499,900
		12,181,194
	Investment Company Security - 0.6%
	FS KKR Capital Corp.
6,075,000	1.65%, 10/12/2024	5,629,570
4,275,000	3.25%, 07/15/2027(6)	3,743,065
3,700,000	Owl Rock Capital Corp. 2.63%, 01/15/2027	3,141,516
		12,514,151
	Iron/Steel - 0.4%
	Steel Dynamics, Inc.
395,000	2.40%, 06/15/2025	378,847
7,000,000	2.80%, 12/15/2024	6,828,274
		7,207,121
	IT Services - 0.8%
4,225,000	DXC Technology Co. 1.80%, 09/15/2026	3,804,597
4,000,000	HP, Inc. 2.20%, 06/17/2025	3,826,440
3,850,000	Leidos, Inc. 2.95%, 05/15/2023	3,821,628
	Seagate HDD Cayman
3,150,000	4.75%, 06/01/2023	3,146,000
700,000	4.88%, 03/01/2024	696,452
		15,295,117
	Leisure Time - 0.1%
2,885,000	Royal Caribbean Cruises Ltd. 5.25%, 11/15/2022	2,862,843
	Lodging - 1.1%
4,325,000	Genting New York LLC 3.30%, 02/15/2026(1)	3,932,973
	Hyatt Hotels Corp.
1,525,000	1.30%, 10/01/2023	1,477,859
2,570,000	1.80%, 10/01/2024	2,432,355
3,000,000	4.85%, 03/15/2026	3,034,425
5,090,000	Las Vegas Sands Corp. 3.20%, 08/08/2024	4,942,860
	Marriott International, Inc.
1,565,000	2.13%, 10/03/2022	1,561,134

183

The Hartford Short Duration Fund
Schedule of Investments – (continued)
July 31, 2022  (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 54.0% - (continued)
	Lodging - 1.1% - (continued)
$ 2,500,000	3.60%, 04/15/2024	$ 2,496,619
2,300,000	MGM Resorts International 6.00%, 03/15/2023	2,319,814
		22,198,039
	Machinery-Diversified - 0.1%
1,850,000	Otis Worldwide Corp. 2.06%, 04/05/2025	1,765,739
	Media - 0.3%
4,000,000	CCO Holdings LLC / CCO Holdings Capital Corp. 4.00%, 03/01/2023(1)	3,988,467
1,776,000	Cox Communications, Inc. 3.15%, 08/15/2024(1)	1,740,187
735,000	Fox Corp. 4.03%, 01/25/2024	737,856
		6,466,510
	Miscellaneous Manufacturing - 0.1%
2,780,000	Siemens Financieringsmaatschappij N.V. 1.20%, 03/11/2026(1)	2,560,999
	Office/Business Equipment - 0.3%
	CDW LLC / CDW Finance Corp.
4,325,000	2.67%, 12/01/2026	3,936,529
2,090,000	4.13%, 05/01/2025	2,027,676
		5,964,205
	Oil & Gas - 1.5%
	Aker BP ASA
2,000,000	2.88%, 01/15/2026(1)	1,900,764
5,845,000	3.00%, 01/15/2025(1)	5,653,860
1,250,000	Canadian Natural Resources Ltd. 2.05%, 07/15/2025	1,180,260
2,795,000	Coterra Energy, Inc. 4.38%, 06/01/2024(1)	2,795,383
3,400,000	Eni S.p.A. 4.00%, 09/12/2023(1)	3,392,801
2,233,000	Hess Corp. 3.50%, 07/15/2024	2,209,222
3,355,000	Lundin Energy Finance B.V. 2.00%, 07/15/2026(1)	3,053,173
5,200,000	Phillips 66 Partners L.P. 2.45%, 12/15/2024(1)	5,005,629
1,067,000	Valero Energy Corp. 2.85%, 04/15/2025	1,037,356
4,000,000	Var Energi ASA 5.00%, 05/18/2027(1)	4,034,946
		30,263,394
	Packaging & Containers - 0.7%
	Berry Global, Inc.
2,950,000	0.95%, 02/15/2024	2,801,942
5,200,000	1.57%, 01/15/2026	4,735,783
2,000,000	1.65%, 01/15/2027	1,772,998
4,450,000	Silgan Holdings, Inc. 1.40%, 04/01/2026(1)	3,987,153
		13,297,876
	Pharmaceuticals - 1.0%
5,000,000	AbbVie, Inc. 2.60%, 11/21/2024	4,895,849
1,400,000	Bayer U.S. Finance LLC 3.88%, 12/15/2023(1)	1,400,484
2,500,000	McKesson Corp. 1.30%, 08/15/2026	2,270,313
	Teva Pharmaceutical Finance Netherlands III B.V.
5,350,000	2.80%, 07/21/2023	5,239,255
5,000,000	4.75%, 05/09/2027	4,793,750
755,000	Viatris, Inc. Co. 1.65%, 06/22/2025	691,647
		19,291,298
	Pipelines - 1.4%
	Energy Transfer L.P.
1,870,000	2.90%, 05/15/2025	1,796,410
1,130,000	4.20%, 09/15/2023	1,130,506
2,150,000	4.50%, 04/15/2024	2,157,105
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 54.0% - (continued)
	Pipelines - 1.4% - (continued)
$ 7,500,000	Gray Oak Pipeline LLC 2.00%, 09/15/2023(1)	$ 7,325,286
	MPLX L.P.
2,160,000	1.75%, 03/01/2026	1,985,982
240,000	3.50%, 12/01/2022	239,801
1,575,000	ONEOK, Inc. 5.85%, 01/15/2026	1,651,356
2,775,000	Targa Resources Corp. 5.20%, 07/01/2027	2,825,423
5,725,000	Western Midstream Operating L.P. 3.35%, 02/01/2025	5,616,797
4,500,000	Williams Cos., Inc. 4.30%, 03/04/2024	4,521,681
		29,250,347
	Real Estate Investment Trusts - 3.1%
	American Tower Corp.
905,000	1.30%, 09/15/2025	828,369
3,250,000	1.60%, 04/15/2026	2,964,832
1,750,000	3.00%, 06/15/2023	1,743,989
2,350,000	3.38%, 05/15/2024	2,329,993
3,890,000	Brandywine Operating Partnership L.P. 4.10%, 10/01/2024	3,860,910
	Crown Castle International Corp.
8,600,000	1.05%, 07/15/2026	7,652,145
1,500,000	3.15%, 07/15/2023	1,489,694
	Equinix, Inc.
5,500,000	1.00%, 09/15/2025	5,012,026
2,000,000	1.25%, 07/15/2025	1,844,300
3,825,000	1.45%, 05/15/2026	3,483,147
5,715,000	Federal Realty Investment Trust 1.25%, 02/15/2026	5,190,320
3,200,000	Mid-America Apartments L.P. 1.10%, 09/15/2026	2,854,291
	SBA Tower Trust
1,010,000	1.63%, 05/15/2051(1)	916,017
1,390,000	1.88%, 07/15/2050(1)	1,262,362
1,745,000	2.84%, 01/15/2050(1)	1,687,827
4,020,000	Scentre Group Trust 1 / Scentre Group Trust 2 3.63%, 01/28/2026(1)	3,913,259
3,325,000	Simon Property Group L.P. 3.50%, 09/01/2025	3,304,911
3,700,000	Ventas Realty L.P. 2.65%, 01/15/2025	3,560,107
1,985,000	VICI Properties L.P. 4.38%, 05/15/2025	1,962,442
5,000,000	VICI Properties L.P. / VICI Note Co., Inc. 4.25%, 12/01/2026(1)	4,694,854
1,575,000	Vornado Realty L.P. 2.15%, 06/01/2026	1,420,590
2,000,000	Welltower, Inc. 3.63%, 03/15/2024	1,996,435
		63,972,820
	Retail - 0.1%
2,865,000	Nordstrom, Inc. 2.30%, 04/08/2024	2,710,247
	Semiconductors - 1.9%
3,232,000	Broadcom Corp. / Broadcom Cayman Finance Ltd. 3.88%, 01/15/2027	3,198,295
1,563,000	Broadcom, Inc. 3.46%, 09/15/2026	1,531,124
5,275,000	Marvell Technology, Inc. 1.65%, 04/15/2026	4,839,078
	Microchip Technology, Inc.
5,915,000	0.97%, 02/15/2024	5,640,908
4,775,000	0.98%, 09/01/2024	4,477,616
2,400,000	2.67%, 09/01/2023	2,366,173
	NXP B.V. / NXP Funding LLC
4,000,000	4.40%, 06/01/2027	4,011,426
860,000	4.88%, 03/01/2024	871,323
6,265,000	Qorvo, Inc. 1.75%, 12/15/2024(1)	5,874,189

184

The Hartford Short Duration Fund
Schedule of Investments – (continued)
July 31, 2022  (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 54.0% - (continued)
	Semiconductors - 1.9% - (continued)
	Skyworks Solutions, Inc.
$ 795,000	0.90%, 06/01/2023	$ 772,892
5,610,000	1.80%, 06/01/2026	5,085,806
		38,668,830
	Software - 1.3%
	Fidelity National Information Services, Inc.
2,720,000	0.60%, 03/01/2024	2,588,592
3,000,000	1.15%, 03/01/2026	2,722,987
3,500,000	4.50%, 07/15/2025	3,548,848
1,380,000	Fiserv, Inc. 3.80%, 10/01/2023	1,383,907
365,000	Mitnick Corporate Purchaser, Inc. 5.92%, 05/02/2029, 3 mo. USD LIBOR + 4.75%	353,747
3,425,000	Oracle Corp. 1.65%, 03/25/2026	3,148,567
2,189,000	PTC, Inc. 3.63%, 02/15/2025(1)	2,117,642
	VMware, Inc.
5,150,000	1.00%, 08/15/2024	4,845,063
2,400,000	1.40%, 08/15/2026	2,161,364
2,710,000	Workday, Inc. 3.50%, 04/01/2027	2,656,627
		25,527,344
	Telecommunications - 1.6%
4,500,000	AT&T, Inc. 1.70%, 03/25/2026	4,199,756
70,000	Motorola Solutions, Inc. 4.00%, 09/01/2024	69,870
	NTT Finance Corp.
1,430,000	1.16%, 04/03/2026(1)	1,307,843
1,905,000	4.24%, 07/25/2025(1)	1,936,669
10,300,000	Sprint Communications, Inc. 6.00%, 11/15/2022	10,351,500
7,450,000	Telecom Italia S.p.A. 5.30%, 05/30/2024(1)	7,243,262
	T-Mobile USA, Inc.
2,000,000	2.25%, 02/15/2026	1,867,500
2,000,000	3.50%, 04/15/2025	1,975,644
	Verizon Communications, Inc.
1,000,000	0.85%, 11/20/2025	920,694
3,000,000	1.45%, 03/20/2026	2,807,714
		32,680,452
	Transportation - 0.2%
4,450,000	TTX Co. 3.60%, 01/15/2025(1)	4,392,717
	Trucking & Leasing - 1.1%
	DAE Funding LLC
6,400,000	1.55%, 08/01/2024(1)	5,991,426
1,450,000	2.63%, 03/20/2025(1)	1,354,703
2,500,000	GATX Corp. 4.35%, 02/15/2024	2,511,726
	Penske Truck Leasing Co. L.P. / PTL Finance Corp.
3,000,000	1.20%, 11/15/2025(1)	2,703,026
1,500,000	2.70%, 03/14/2023(1)	1,490,537
1,425,000	2.70%, 11/01/2024(1)	1,374,118
2,065,000	3.45%, 07/01/2024(1)	2,029,275
1,250,000	3.90%, 02/01/2024(1)	1,245,988
2,000,000	4.13%, 08/01/2023(1)	2,000,553
2,275,000	4.40%, 07/01/2027(1)	2,276,055
		22,977,407
	Total Corporate Bonds (cost $1,158,177,566)	$ 1,097,695,397
MUNICIPAL BONDS - 0.2%
	General - 0.1%
1,000,000	Chicago, IL, Transit Auth Rev 2.06%, 12/01/2024	$ 967,766
Shares or Principal Amount		Market Value†
MUNICIPAL BONDS - 0.2% - (continued)
	Higher Education - 0.1%
$ 2,630,000	Chicago, IL, Board of Education, GO 5.28%, 12/01/2022	$ 2,638,561
	Total Municipal Bonds (cost $3,603,700)	$ 3,606,327
SENIOR FLOATING RATE INTERESTS - 17.8%(8)
	Advertising - 0.1%
1,290,000	ABG Intermediate Holdings 2 LLC 5.93%, 12/21/2028, 1 mo. USD SOFR + 3.500%	$ 1,241,625
980,026	Clear Channel Outdoor Holdings, Inc. 6.30%, 08/21/2026, 1 mo. USD LIBOR + 3.500%	891,951
502,734	CMG Media Corp. 5.87%, 12/17/2026, 1 mo. USD LIBOR + 3.500%	470,937
		2,604,513
	Aerospace/Defense - 0.2%
681,624	Spirit Aerosystems, Inc. 6.12%, 01/15/2025, 1 mo. USD LIBOR + 3.750%	667,310
3,676,495	TransDigm, Inc. 4.62%, 12/09/2025, 1 mo. USD LIBOR + 2.250%	3,565,061
		4,232,371
	Airlines - 0.3%
1,175,000	AAdvantage Loyalty IP Ltd. 7.46%, 04/20/2028, 1 mo. USD LIBOR + 4.750%	1,155,906
495,000	Air Canada 4.25%, 08/11/2028, 1 mo. USD LIBOR + 3.500%	475,730
931,125	Kestrel Bidco, Inc. 5.03%, 12/11/2026, 3 mo. USD LIBOR + 3.000%	814,092
455,000	Mileage Plus Holdings LLC 7.31%, 06/21/2027, 1 mo. USD LIBOR + 5.250%	458,317
1,195,000	SkyMiles IP Ltd. 6.46%, 10/20/2027, 3 mo. USD LIBOR + 3.750%	1,206,054
1,412,125	United Airlines, Inc. 6.53%, 04/21/2028, 1 mo. USD LIBOR + 3.750%	1,356,699
		5,466,798
	Apparel - 0.1%
993,585	Birkenstock GmbH & Co. KG 5.10%, 04/28/2028, 1 mo. USD LIBOR + 3.250%	927,760
	Auto Parts & Equipment - 0.2%
1,002,606	Adient U.S. LLC 5.62%, 04/10/2028, 1 mo. USD LIBOR + 3.250%	969,710
	Clarios Global L.P.
EUR 2,013,890	3.25%, 04/30/2026, 1 mo. EURIBOR + 3.250%	1,907,794
$ 1,299,527	5.62%, 04/30/2026, 1 mo. USD LIBOR + 3.250%	1,248,247
559,511	First Brands Group LLC 8.37%, 03/30/2027, 1 mo. USD LIBOR + 5.000%	531,256
		4,657,007
	Beverages - 0.0%
606,250	Sunshine Investments B.V. 4.44%, 03/28/2025, 3 mo. USD LIBOR + 2.750%	582,000
	Chemicals - 0.5%
270,000	Avient Corp. 0.00%, 07/27/2029(9)	263,250
915,331	Axalta Coating Systems U.S. Holdings, Inc. 4.00%, 06/01/2024, 3 mo. USD LIBOR + 1.750%	907,322
908,500	CPC Acquisition Corp. 6.00%, 12/29/2027, 1 mo. USD LIBOR + 3.750%	786,761

185

The Hartford Short Duration Fund
Schedule of Investments – (continued)
July 31, 2022  (Unaudited)

Shares or Principal Amount		Market Value†
SENIOR FLOATING RATE INTERESTS - 17.8%(8) - (continued)
	Chemicals - 0.5% - (continued)
$ 3,980,000	Diamond (BC) B.V. 5.55%, 09/29/2028, 1 mo. USD LIBOR + 2.750%	$ 3,790,950
1,156,077	Element Solutions, Inc. 4.37%, 01/31/2026, 1 mo. USD LIBOR + 2.000%	1,144,759
	Messer Industries GmbH
EUR 93,056	2.50%, 03/02/2026, 3 mo. EURIBOR + 2.500%	90,769
$ 493,926	4.76%, 03/02/2026, 3 mo. USD LIBOR + 2.500%	478,224
259,791	Starfruit Finco B.V. 5.25%, 10/01/2025, 1 mo. USD LIBOR + 3.000%	251,478
	Tronox Finance LLC
843,074	4.52%, 03/10/2028, 1 mo. USD LIBOR + 2.250%	808,432
1,426,425	5.30%, 04/04/2029, 1 mo.USD SOFR + 3.250%	1,397,012
		9,918,957
	Commercial Services - 1.5%
	AlixPartners LLP
EUR 197,500	3.25%, 02/04/2028, 3 mo. EURIBOR + 3.250%	188,987
$ 1,905,875	5.12%, 02/04/2028, 1 mo. USD LIBOR + 2.750%	1,861,201
928,119	Allied Universal Holdco LLC 6.12%, 05/12/2028, 1 mo. USD LIBOR + 3.750%	865,805
	Amentum Government Services Holdings LLC
365,000	5.16%, 02/15/2029, 1 mo. USD SOFR + 4.000%	353,251
627,200	6.12%, 01/29/2027, 1 mo. USD LIBOR + 3.500%	606,427
1,235,663	APX Group, Inc. 5.66%, 07/10/2028, 1 mo. USD LIBOR + 3.500%	1,160,596
	Belron Finance U.S. LLC
482,500	3.69%, 11/13/2025, 3 mo. USD LIBOR + 2.250%	475,263
780,125	3.88%, 04/13/2028, 1 mo. USD LIBOR + 2.500%	762,089
380,250	5.06%, 10/30/2026, 1 mo. USD LIBOR + 2.250%	371,694
EUR 1,675,000	Boels Topholding B.V. 3.25%, 02/06/2027, 3 mo. EURIBOR + 3.250%	1,637,276
240,000	Boluda Corporacion Maritima S.L. 3.50%, 07/30/2026, 3 mo. EURIBOR + 3.500%	228,428
$ 810,032	BrightView Landscapes LLC 5.58%, 04/20/2029, 1 mo.USD SOFR + 3.250%	787,756
1,083,537	Ensemble RCM LLC 6.56%, 08/03/2026, 3 mo. USD LIBOR + 3.750%	1,056,904
1,140,323	Hertz Corp. 5.63%, 06/30/2028, 1 mo. USD LIBOR + 3.250%	1,092,931
1,037,387	MPH Acquisition Holdings LLC 5.82%, 09/01/2028, 3 mo. USD LIBOR + 4.250%	959,292
1,496,250	Parexel International Corp. 5.62%, 11/15/2028, 1 mo. USD LIBOR + 3.500%	1,454,639
1,074,600	PECF USS Intermediate Holding III Corp. 6.62%, 12/15/2028, 1 mo. USD LIBOR + 4.250%	980,572
520,959	Signal Parent, Inc. 5.87%, 04/03/2028, 1 mo. USD LIBOR + 3.500%	387,182
EUR 465,797	Techem Verwaltungsgesellschaft 675 mbH 2.89%, 07/15/2025, 3 mo. EURIBOR + 2.625%	446,375
Shares or Principal Amount		Market Value†
SENIOR FLOATING RATE INTERESTS - 17.8%(8) - (continued)
	Commercial Services - 1.5% - (continued)
	Trans Union LLC
$ 1,284,910	4.12%, 11/16/2026, 1 mo. USD LIBOR + 1.750%	$ 1,238,795
1,000,193	4.62%, 12/01/2028, 1 mo. USD LIBOR + 2.250%	974,568
3,479,437	United Rentals, Inc. 4.12%, 10/31/2025, 3 mo. USD LIBOR + 1.750%	3,470,739
	Verisure Holding AB
EUR 3,280,000	3.47%, 03/27/2028, 3 mo. EURIBOR + 3.250%	3,098,619
1,510,000	3.75%, 07/20/2026, 3 mo. EURIBOR + 3.250%	1,456,099
$ 601,281	Verscend Holding Corp. 6.37%, 08/27/2025, 1 mo. USD LIBOR + 4.000%	584,373
2,661,313	WEX, Inc. 4.62%, 03/31/2028, 1 mo. USD LIBOR + 2.250%	2,603,509
1,373,700	WW International, Inc. 5.88%, 04/13/2028, 1 mo. USD LIBOR + 3.500%	1,019,121
		30,122,491
	Construction Materials - 0.7%
985,449	ACProducts, Inc. 6.97%, 05/17/2028, 1 mo. USD LIBOR + 4.250%	699,058
999,127	Chamberlain Group, Inc. 5.87%, 11/03/2028, 1 mo. USD LIBOR + 3.500%	928,359
1,006,353	Cornerstone Building Brands, Inc. 5.25%, 04/12/2028, 1 mo. USD LIBOR + 3.250%	856,407
758,065	CP Atlas Buyer, Inc. 6.12%, 11/23/2027, 1 mo. USD LIBOR + 3.750%	663,132
1,216,988	Ingersoll-Rand Services Co. 4.18%, 03/01/2027, 1 mo. USD LIBOR + 1.750%	1,191,540
1,732,500	Jeld-Wen, Inc. 4.62%, 07/28/2028, 1 mo. USD LIBOR + 2.250%	1,627,684
	Quikrete Holdings, Inc.
1,938,002	5.00%, 02/01/2027, 1 mo. USD LIBOR + 2.625%	1,828,176
1,745,625	5.37%, 06/11/2028, 1 mo. USD LIBOR + 3.000%	1,656,895
2,086,796	Standard Industries, Inc. 3.79%, 09/22/2028, 1 mo. USD LIBOR + 2.500%	2,047,669
571,375	Tamko Building Products LLC 5.13%, 06/01/2026, 1 mo. USD LIBOR + 3.000%	548,519
1,766,125	Zurn Holdings, Inc. 4.62%, 10/04/2028, 1 mo. USD LIBOR + 2.250%	1,740,004
		13,787,443
	Distribution/Wholesale - 0.4%
2,528,500	American Builders & Contractors Supply Co., Inc. 4.37%, 01/15/2027, 1 mo. USD LIBOR + 2.000%	2,466,350
3,024,162	Core & Main L.P. 4.95%, 07/27/2028, 1 mo. USD LIBOR + 2.500%	2,913,598
785,062	PAI Holdco, Inc. 6.56%, 10/28/2027, 1 mo. USD LIBOR + 3.500%	741,884
2,499,750	Univar Solutions USA, Inc. 4.12%, 06/03/2028, 1 mo. USD LIBOR + 1.750%	2,446,230
		8,568,062
	Diversified Financial Services - 0.6%
1,960,354	Blackhawk Network Holdings, Inc. 5.05%, 06/15/2025, 3 mo. USD LIBOR + 3.000%	1,879,489
	Deerfield Dakota Holding LLC
EUR 1,960,000	4.00%, 04/09/2027, 3 mo. EURIBOR + 4.000%	1,886,790

186

The Hartford Short Duration Fund
Schedule of Investments – (continued)
July 31, 2022  (Unaudited)

Shares or Principal Amount		Market Value†
SENIOR FLOATING RATE INTERESTS - 17.8%(8) - (continued)
	Diversified Financial Services - 0.6% - (continued)
$ 993,553	6.08%, 04/09/2027, 1 mo. USD LIBOR + 3.750%	$ 961,263
479,500	Delos Finance S.a.r.l. 4.00%, 10/06/2023, 3 mo. USD LIBOR + 1.750%	478,301
2,506,530	Fleetcor Technologies Operating Co. LLC 4.12%, 04/28/2028, 1 mo. USD LIBOR + 1.750%	2,440,383
605,915	NFP Corp. 5.62%, 02/15/2027, 1 mo. USD LIBOR + 3.250%	573,850
1,987,563	Russell Investments U.S. Inst'l Holdco, Inc. 5.00%, 05/30/2025, 1 mo. USD LIBOR + 3.500%	1,865,209
1,900,000	Setanta Aircraft Leasing Designated Activity Co. 4.25%, 11/05/2028, 3 mo. USD LIBOR + 2.000%	1,862,950
		11,948,235
	Electric - 0.1%
1,149,156	ExGen Renewables IV LLC 4.08%, 12/15/2027, 1 mo. USD LIBOR + 2.500%	1,122,818
	Electrical Components & Equipment - 0.0%
748,600	Energizer Holdings, Inc. 4.50%, 12/22/2027, 1 mo. USD LIBOR + 2.250%	716,785
	Electronics - 0.2%
1,890,000	II-VI, Inc. 4.46%, 07/02/2029, 1 mo. USD LIBOR + 2.750%	1,834,869
1,089,000	Ingram Micro, Inc. 5.75%, 06/30/2028, 1 mo. USD LIBOR + 3.500%	1,067,220
EUR 225,000	Zephyr German BidCo GmbH 3.40%, 03/10/2028, 3 mo. EURIBOR + 3.400%	210,085
		3,112,174
	Engineering & Construction - 0.2%
$ 757,350	Artera Services LLC 5.75%, 03/06/2025, 1 mo. USD LIBOR + 3.500%	600,079
1,176,903	Brand Energy & Infrastructure Services, Inc. 6.94%, 06/21/2024, 3 mo. USD LIBOR + 4.250%	1,072,229
2,129,773	Brown Group Holding LLC 4.87%, 06/07/2028, 1 mo. USD LIBOR + 2.500%	2,046,094
348,250	Fluidra S.A. 4.43%, 01/29/2029, 1 mo. USD SOFR + 2.000%	336,497
885,550	KKR Apple Bidco LLC 5.12%, 09/23/2028, 1 mo. USD LIBOR + 3.000%	851,013
		4,905,912
	Entertainment - 0.5%
	Crown Finance U.S., Inc.
1,606,026	4.00%, 02/28/2025, 1 mo. USD LIBOR + 2.500%	1,023,681
297,482	7.00%, 05/23/2024, 1 mo. USD LIBOR + 7.000%	327,680
143,909	10.08%, 02/28/2025, 1 mo. USD LIBOR + 8.250%	150,025
2,733,990	Delta (LUX) S.a.r.l. 4.87%, 02/01/2024, 3 mo. USD LIBOR + 2.500%	2,700,799
1,320,312	Golden Entertainment, Inc. 5.30%, 10/21/2024, 3 mo. USD LIBOR + 3.000%	1,297,207
535,000	Great Canadian Gaming Corp. 6.10%, 11/01/2026, 1 mo. USD LIBOR + 4.000%	517,612
217,727	NASCAR Holdings, Inc. 4.87%, 10/19/2026, 3 mo. USD LIBOR + 2.500%	213,917
Shares or Principal Amount		Market Value†
SENIOR FLOATING RATE INTERESTS - 17.8%(8) - (continued)
	Entertainment - 0.5% - (continued)
$ 1,855,000	Scientific Games International, Inc. 5.04%, 04/14/2029, 1 mo. USD SOFR + 3.000%	$ 1,810,944
2,473,050	UFC Holdings LLC 5.52%, 04/29/2026, 1 mo. USD LIBOR + 2.750%	2,388,546
		10,430,411
	Environmental Control - 0.2%
	Clean Harbors, Inc.
1,676,846	4.12%, 06/28/2024, 3 mo. USD LIBOR + 1.750%	1,665,058
1,492,500	4.37%, 10/08/2028, 1 mo. USD LIBOR + 2.000%	1,478,515
1,057,535	Covanta Holding Corp. 4.87%, 11/30/2028, 1 mo. USD LIBOR + 2.500%	1,032,418
367,225	Filtration Group Corp. 5.87%, 10/21/2028, 1 mo. USD LIBOR + 3.500%	352,628
		4,528,619
	Food - 0.5%
342,575	8th Avenue Food & Provisions, Inc. 6.12%, 10/01/2025, 3 mo. USD LIBOR + 3.750%	292,902
1,311,398	B&G Foods, Inc. 4.87%, 10/10/2026, 1 mo. USD LIBOR + 2.500%	1,239,822
EUR 1,290,000	Bellis Acquisition Co. plc 2.75%, 02/16/2026, 3 mo. EURIBOR + 2.750%	1,188,248
$ 1,581,037	CHG PPC Parent LLC 5.38%, 12/08/2028, 1 mo. USD LIBOR + 3.000%	1,521,748
	Froneri International Ltd.
EUR 1,015,000	3.01%, 01/29/2027, 3 mo. EURIBOR + 2.375%	954,909
$ 935,900	4.62%, 01/29/2027, 1 mo. USD LIBOR + 2.250%	896,274
791,546	Hostess Brands LLC 4.94%, 08/03/2025, 1 mo. USD LIBOR + 2.250%	772,374
	U.S. Foods, Inc.
1,147,550	3.57%, 09/13/2026, 3 mo. USD LIBOR + 2.000%	1,114,948
960,175	4.32%, 11/22/2028, 1 mo. USD LIBOR + 2.750%	937,073
936,122	UTZ Quality Foods LLC 5.37%, 01/20/2028, 1 mo. USD LIBOR + 3.000%	905,698
		9,823,996
	Food Service - 0.1%
	Aramark Services, Inc.
554,934	4.12%, 03/11/2025, 1 mo. USD LIBOR + 1.750%	538,170
951,150	4.12%, 01/15/2027, 1 mo. USD LIBOR + 1.750%	912,704
1,231,985	4.87%, 04/06/2028, 1 mo. USD LIBOR + 2.500%	1,198,487
		2,649,361
	Gas - 0.1%
2,216,450	UGI Energy Services LLC 6.12%, 08/13/2026, 1 mo. USD LIBOR + 3.750%	2,175,823
	Hand/Machine Tools - 0.1%
1,008,626	Alliance Laundry Systems LLC 5.96%, 10/08/2027, 1 mo. USD LIBOR + 3.500%	976,602
	Healthcare - Products - 0.5%
	Agiliti Health, Inc.
829,556	4.50%, 01/04/2026, 3 mo. USD LIBOR + 2.275%	804,669
377,143	4.50%, 01/04/2026, 1 mo. USD LIBOR + 2.750%	365,829

187

The Hartford Short Duration Fund
Schedule of Investments – (continued)
July 31, 2022  (Unaudited)

Shares or Principal Amount		Market Value†
SENIOR FLOATING RATE INTERESTS - 17.8%(8) - (continued)
	Healthcare - Products - 0.5% - (continued)
	Avantor Funding, Inc.
EUR 707,850	2.75%, 06/12/2028, 1 mo. EURIBOR + 2.750%	$ 698,361
$ 3,382,240	4.62%, 11/08/2027, 1 mo. USD LIBOR + 2.250%	3,312,701
727,650	Insulet Corp. 5.62%, 05/04/2028, 1 mo. USD LIBOR + 3.250%	710,674
2,488,762	Medline Borrower LP 5.62%, 10/23/2028, 1 mo. USD LIBOR + 3.250%	2,372,886
2,231,948	Sunshine Luxembourg S.a.r.l. 6.00%, 10/01/2026, 1 mo. USD LIBOR + 3.750%	2,127,336
		10,392,456
	Healthcare - Services - 0.9%
	ADMI Corp.
1,614,562	5.75%, 12/23/2027, 1 mo. USD LIBOR + 3.375%	1,488,853
585,575	5.87%, 12/23/2027, 1 mo. USD LIBOR + 3.500%	544,831
1,985,000	AHP Health Partners, Inc. 5.87%, 08/24/2028, 1 mo. USD LIBOR + 3.500%	1,870,247
EUR 2,495,000	Biogroup-LCD 2.75%, 02/09/2028, 3 mo. EURIBOR + 3.000%	2,338,057
$ 1,233,342	Catalent Pharma Solutions, Inc. 4.25%, 02/22/2028, 1 mo. USD LIBOR + 2.000%	1,212,683
EUR 1,090,000	Cerba Healthcare S.A.S. 3.25%, 06/30/2028, 3 mo. EURIBOR + 3.750%	1,032,253
	EyeCare Partners LLC
$ 1,512,571	6.00%, 02/18/2027, 1 mo. USD LIBOR + 3.750%	1,405,178
1,301,737	6.00%, 11/15/2028, 1 mo. USD LIBOR + 3.750%	1,210,616
1,400,850	Heartland Dental LLC 6.26%, 04/30/2025, 1 mo. USD LIBOR + 4.000%	1,324,798
587,753	ICON Luxembourg S.a.r.l. 4.56%, 07/03/2028, 1 mo. USD LIBOR + 2.250%	576,415
488,775	ICU Medical, Inc. 4.60%, 01/08/2029, 1 mo. USD SOFR + 2.500%	472,156
	IQVIA, Inc.
EUR 532,882	2.00%, 06/11/2025, 1 mo. EURIBOR + 2.000%	526,098
$ 499,144	4.12%, 03/07/2024, 1 mo. USD LIBOR + 1.750%	496,898
EUR 925,000	LGC Group Holdings Ltd. 3.00%, 04/21/2027, 3 mo. EURIBOR + 3.000%	863,562
$ 697,070	MED ParentCo L.P. 6.62%, 08/31/2026, 1 mo. USD LIBOR + 4.250%	614,544
	Medical Solutions Holdings, Inc.
80,800	3.78%, 11/01/2028, 1 mo. USD LIBOR + 3.500%(10)	77,736
434,250	6.38%, 11/01/2028, 1 mo. USD LIBOR + 3.500%	417,783
1,791,937	Surgery Center Holdings, Inc. 5.63%, 08/31/2026, 1 mo. USD LIBOR + 3.750%	1,718,020
		18,190,728
	Holding Companies-Diversified - 0.1%
EUR 1,445,000	IVC Acquisition Ltd. 3.75%, 02/13/2026, 3 mo. EURIBOR + 4.000%	1,390,923
Shares or Principal Amount		Market Value†
SENIOR FLOATING RATE INTERESTS - 17.8%(8) - (continued)
	Home Builders - 0.1%
$ 746,250	Installed Building Products, Inc. 4.62%, 12/14/2028, 1 mo. USD LIBOR + 2.250%	$ 735,758
1,123,650	Tecta America Corp. 6.62%, 04/10/2028, 1 mo. USD LIBOR + 4.250%	1,054,354
		1,790,112
	Home Furnishings - 0.1%
1,305,138	Mattress Firm, Inc. 5.64%, 09/25/2028, 1 mo. USD LIBOR + 4.250%	1,105,295
788,697	Weber-Stephen Products LLC 5.62%, 10/30/2027, 1 mo. USD LIBOR + 3.250%	634,901
		1,740,196
	Insurance - 0.9%
	Acrisure LLC
2,174,285	5.87%, 02/15/2027, 1 mo. USD LIBOR + 3.500%	2,063,636
368,150	6.62%, 02/15/2027, 1 mo. USD LIBOR + 4.250%	355,265
913,100	Alliant Holdings Intermediate LLC 5.66%, 11/06/2027, 1 mo. USD LIBOR + 3.500%	880,429
294,262	AssuredPartners, Inc. 5.87%, 02/12/2027, 1 mo. USD SOFR + 3.500%	279,549
	Asurion LLC
1,020,177	5.50%, 11/03/2023, 1 mo. USD LIBOR + 3.125%	1,001,416
2,791,476	5.62%, 12/23/2026, 1 mo. USD LIBOR + 3.250%	2,618,181
864,062	5.62%, 07/31/2027, 1 mo. USD LIBOR + 3.250%	810,923
1,055,000	7.62%, 01/31/2028, 1 mo. USD LIBOR + 5.250%	902,025
1,240,000	7.62%, 01/20/2029, 1 mo. USD LIBOR + 5.250%	1,058,960
	Hub International Ltd.
1,329,600	5.77%, 04/25/2025, 1 mo. USD LIBOR + 3.000%	1,294,312
1,072,422	5.98%, 04/25/2025, 1 mo. USD LIBOR + 3.250%	1,047,627
976,209	Ryan Specialty Group LLC 5.43%, 09/01/2027, 1 mo. USD LIBOR + 3.000%	947,733
	Sedgwick Claims Management Services, Inc.
1,725,937	5.62%, 12/31/2025, 3 mo. USD LIBOR + 3.250%	1,669,032
1,629,822	6.12%, 09/03/2026, 1 mo. USD LIBOR + 3.750%	1,580,927
164,050	6.62%, 09/03/2026, 1 mo. USD LIBOR + 4.250%	159,621
1,672,140	USI, Inc. 5.25%, 05/16/2024, 3 mo. USD LIBOR + 3.000%	1,641,306
		18,310,942
	Internet - 0.4%
	Adevinta ASA
EUR 800,000	3.25%, 06/26/2028, 3 mo. EURIBOR + 3.000%	783,994
$ 544,500	5.25%, 06/26/2028, 1 mo. USD LIBOR + 2.750%	522,584
998,958	Endure Digital, Inc. 5.29%, 02/10/2028, 1 mo. USD LIBOR + 3.500%	915,715
	Go Daddy Operating Co. LLC
1,091,377	4.12%, 02/15/2024, 1 mo. USD LIBOR + 1.750%	1,077,735

188

The Hartford Short Duration Fund
Schedule of Investments – (continued)
July 31, 2022  (Unaudited)

Shares or Principal Amount		Market Value†
SENIOR FLOATING RATE INTERESTS - 17.8%(8) - (continued)
	Internet - 0.4% - (continued)
$ 955,500	4.37%, 08/10/2027, 1 mo. USD LIBOR + 2.000%	$ 933,409
1,247,444	MH Sub LLC 6.12%, 09/13/2024, 1 mo. USD LIBOR + 3.750%	1,209,496
2,000,000	NortonLifeLock, Inc. 0.00%, 01/28/2029, 3 mo. USD LIBOR + 2.000%(9)	1,945,000
		7,387,933
	Investment Company Security - 0.0%
391,334	FinCo LLC 4.87%, 06/27/2025, 1 mo. USD LIBOR + 2.500%	386,931
	IT Services - 0.3%
1,891,012	Peraton Corp. 6.12%, 02/01/2028, 1 mo. USD LIBOR + 3.750%	1,835,473
	Science Applications International Corp.
1,043,603	4.30%, 10/31/2025, 1 mo. USD LIBOR + 1.875%	1,040,504
1,590,667	4.30%, 03/12/2027, 1 mo. USD LIBOR + 1.875%	1,585,497
559,295	Surf Holdings LLC 5.17%, 03/05/2027, 1 mo. USD LIBOR + 3.500%	541,118
2,051,968	Tempo Acquisition LLC 5.33%, 08/31/2028, 1 mo. USD SOFR + 3.000%	2,005,286
		7,007,878
	Leisure Time - 0.4%
	Carnival Corp.
1,418,815	5.88%, 06/30/2025, 1 mo. USD LIBOR + 3.000%	1,348,385
1,671,600	6.13%, 10/18/2028, 1 mo. USD LIBOR + 3.250%	1,548,319
2,217,600	Hayward Industries, Inc. 4.87%, 05/30/2028, 1 mo. USD LIBOR + 2.500%	2,112,264
980,100	MajorDrive Holdings LLC 5.63%, 06/01/2028, 1 mo. USD LIBOR + 4.000%	896,792
730,000	Penn National Gaming, Inc. 5.18%, 05/03/2029, 3 mo. USD LIBOR + 2.750%	712,889
547,277	SRAM LLC 5.17%, 05/18/2028, 1 mo. USD LIBOR + 2.750%	524,931
		7,143,580
	Lodging - 0.3%
	Caesars Resort Collection LLC
2,887,335	5.12%, 12/23/2024, 3 mo. USD LIBOR + 2.750%	2,818,760
474,375	5.87%, 07/21/2025, 1 mo. USD LIBOR + 3.500%	464,067
948,676	Four Seasons Hotels Ltd. 4.37%, 11/30/2023, 3 mo. USD LIBOR + 2.000%	940,821
974,847	Hilton Worldwide Finance LLC 4.01%, 06/22/2026, 3 mo. USD LIBOR + 1.750%	958,518
998,251	Station Casinos LLC 4.63%, 02/08/2027, 1 mo. USD LIBOR + 2.250%	970,430
		6,152,596
	Machinery - Construction & Mining - 0.1%
1,848,157	Brookfield WEC Holdings, Inc. 5.12%, 08/01/2025, 1 mo. USD LIBOR + 2.750%	1,780,108
	Machinery-Diversified - 0.1%
960,279	Gardner Denver, Inc. 4.18%, 03/01/2027, 1 mo. USD LIBOR + 1.750%	940,199
1,851,419	Vertical U.S. Newco, Inc. 6.87%, 07/30/2027, 1 mo. USD LIBOR + 3.500%	1,785,231
		2,725,430
Shares or Principal Amount		Market Value†
SENIOR FLOATING RATE INTERESTS - 17.8%(8) - (continued)
	Media - 1.2%
$ 828,675	Altice Financing S.A. 5.26%, 01/31/2026, 3 mo. USD LIBOR + 2.750%	$ 780,612
	Banijay Entertainment S.A.S
EUR 370,000	3.75%, 03/01/2025, 3 mo. EURIBOR + 3.750%	366,814
$ 673,012	5.54%, 03/01/2025, 1 mo. USD LIBOR + 3.750%	653,246
2,816,550	Cable One, Inc. 4.37%, 05/03/2028, 1 mo. USD LIBOR + 2.000%	2,703,184
1,586,622	Charter Communications Operating LLC 4.13%, 02/01/2027, 1 mo. USD LIBOR + 1.750%	1,532,740
	CSC Holdings LLC
897,756	4.25%, 07/17/2025, 3 mo. USD LIBOR + 2.250%	863,713
1,206,250	4.25%, 01/15/2026, 3 mo. USD LIBOR + 2.250%	1,156,118
1,075,486	4.50%, 04/15/2027, 1 mo. USD LIBOR + 2.500%	1,024,852
1,095,687	DirecTV Financing LLC 7.37%, 08/02/2027, 1 mo. USD LIBOR + 5.000%	1,032,225
	E.W. Scripps Co.
687,023	4.93%, 05/01/2026, 1 mo. USD LIBOR + 2.563%	666,240
729,300	5.12%, 01/07/2028, 1 mo. USD LIBOR + 2.750%	710,462
1,193,748	Gray Television, Inc. 4.21%, 01/02/2026, 3 mo. USD LIBOR + 2.500%	1,160,729
692,642	Nexstar Broadcasting, Inc. 4.87%, 09/18/2026, 1 mo. USD LIBOR + 2.500%	684,157
868,304	Sinclair Television Group, Inc. 4.88%, 09/30/2026, 1 mo. USD LIBOR + 2.500%	806,437
2,630,000	Telenet Financing USD LLC 4.00%, 04/30/2028, 6 mo. USD LIBOR + 2.000%	2,516,805
	Virgin Media Bristol LLC
EUR 800,000	3.25%, 01/31/2029, 3 mo. EURIBOR + 3.250%	770,511
$ 2,325,000	4.50%, 01/31/2028, 1 mo. USD LIBOR + 2.500%	2,263,643
585,000	5.25%, 01/31/2029, 1 mo. USD LIBOR + 3.250%	576,120
EUR 1,400,000	Virgin Media SFA Finance Ltd. 2.50%, 01/31/2029, 3 mo. EURIBOR + 2.500%	1,302,807
1,310,000	Ziggo B.V. 3.00%, 01/31/2029, 3 mo. EURIBOR + 3.000%	1,246,422
$ 1,345,000	Ziggo Financing Partnership 4.50%, 04/30/2028, 1 mo. USD LIBOR + 2.500%	1,307,448
		24,125,285
	Mining - 0.0%
742,500	American Rock Salt Company LLC 6.37%, 06/09/2028, 1 mo. USD LIBOR + 4.000%	684,956
	Miscellaneous Manufacturing - 0.1%
EUR 1,487,723	CeramTec AcquiCo GmbH 3.75%, 02/02/2029, 3 mo. EURIBOR + 3.750%	1,409,346
$ 499,550	Momentive Performance Materials, Inc. 5.63%, 05/15/2024, 3 mo. USD LIBOR + 3.250%	491,587
		1,900,933
	Oil & Gas - 0.0%
741,275	Southwestern Energy Co. 4.70%, 06/22/2027, 1 mo. USD SOFR + 2.500%	731,083

189

The Hartford Short Duration Fund
Schedule of Investments – (continued)
July 31, 2022  (Unaudited)

Shares or Principal Amount		Market Value†
SENIOR FLOATING RATE INTERESTS - 17.8%(8) - (continued)
	Packaging & Containers - 0.3%
	Berlin Packaging LLC
$ 1,826,921	5.02%, 03/11/2028, 1 mo. USD LIBOR + 3.750%	$ 1,724,157
779,112	5.50%, 03/11/2028, 1 mo. USD LIBOR + 3.750%	740,804
189,261	Berry Global, Inc. 4.18%, 07/01/2026, 1 mo. USD LIBOR + 1.750%	185,869
1,190,000	Clydesdale Acquisition Holdings, Inc. 6.60%, 04/13/2029, 1 mo. USD LIBOR + 4.250%	1,140,913
328,350	Pretium PKG Holdings, Inc. 6.16%, 10/02/2028, 1 mo. USD LIBOR + 4.000%	307,145
999,565	Proampac PG Borrower LLC 5.33%, 11/03/2025, 1 mo. USD LIBOR + 3.750%	949,946
1,940,988	TricorBraun Holdings, Inc. 5.62%, 03/03/2028, 1 mo. USD LIBOR + 3.250%	1,835,961
		6,884,795
	Pharmaceuticals - 0.8%
1,015,000	Bausch Health Cos., Inc. 7.17%, 02/01/2027, 1 mo. USD SOFR + 5.250%	851,331
974,485	Change Healthcare Holdings LLC 4.87%, 03/01/2024, 1 mo. USD LIBOR + 2.500%	960,784
4,978,601	Elanco Animal Health, Inc. 3.46%, 08/01/2027, 1 mo. USD LIBOR + 1.750%	4,808,233
1,617,572	Gainwell Acquisition Corp. 6.25%, 10/01/2027, 1 mo. USD LIBOR + 4.000%	1,566,344
1,826,875	Horizon Therapeutics USA, Inc. 4.06%, 03/15/2028, 1 mo. USD LIBOR + 1.750%	1,788,054
146,439	ICON Luxembourg S.a.r.l. 4.56%, 07/03/2028, 1 mo. USD LIBOR + 2.250%	143,614
1,727,550	Jazz Financing Lux S.a.r.l. 5.87%, 05/05/2028, 1 mo. USD LIBOR + 3.500%	1,685,087
1,745,313	Organon & Co. 4.63%, 06/02/2028, 1 mo. USD LIBOR + 3.000%	1,712,588
1,884,202	Pathway Vet Alliance LLC 6.00%, 03/31/2027, 1 mo. USD LIBOR + 3.750%	1,773,505
840,000	Prestige Brands, Inc. 4.37%, 07/03/2028, 1 mo. USD LIBOR + 2.000%	835,422
		16,124,962
	Pipelines - 0.3%
453,777	BCP Renaissance Parent LLC 5.75%, 10/31/2024, 3 mo. USD LIBOR + 3.500%	443,190
723,433	Buckeye Partners L.P. 3.92%, 11/01/2026, 1 mo. USD LIBOR + 2.250%	708,473
904,478	DT Midstream, Inc. 4.37%, 06/26/2028, 1 mo. USD LIBOR + 2.000%	904,478
2,187,787	Medallion Midland Acquisition LLC 6.12%, 10/18/2028, 1 mo. USD LIBOR + 3.750%	2,120,337
755,562	NorthRiver Midstream Finance L.P. 5.53%, 10/01/2025, 3 mo. USD LIBOR + 3.250%	745,582
915,400	Oryx Midstream Services Permian Basin LLC 4.71%, 10/05/2028, 1 mo. USD LIBOR + 3.250%	889,732
599,206	Traverse Midstream Partners LLC 5.95%, 09/27/2024, 1 mo. USD LIBOR + 4.250%	589,217
		6,401,009
	Retail - 1.4%
903,175	At Home Group, Inc. 6.28%, 07/24/2028, 1 mo. USD LIBOR + 4.000%	730,063
1,750,054	B.C. Unlimited Liability Co. 4.12%, 11/19/2026, 1 mo. USD LIBOR + 1.750%	1,694,822
Shares or Principal Amount		Market Value†
SENIOR FLOATING RATE INTERESTS - 17.8%(8) - (continued)
	Retail - 1.4% - (continued)
$ 1,983,967	Beacon Roofing Supply, Inc. 4.62%, 05/19/2028, 1 mo. USD LIBOR + 2.250%	$ 1,908,199
867,760	EG Group Ltd. 6.50%, 03/31/2026, 1 mo. USD LIBOR + 4.250%	821,335
945,450	Foundation Building Materials Holding Co. LLC 6.05%, 01/31/2028, 1 mo. USD LIBOR + 3.250%	868,235
3,063,525	Great Outdoors Group LLC 6.12%, 03/06/2028, 1 mo. USD LIBOR + 3.750%	2,795,467
1,026,914	Harbor Freight Tools USA, Inc. 5.12%, 10/19/2027, 1 mo. USD LIBOR + 2.750%	949,094
	IRB Holding Corp.
1,186,925	4.84%, 12/15/2027, 1 mo. USD SOFR + 3.000%	1,136,481
466,721	5.12%, 02/05/2025, 1 mo. USD LIBOR + 2.750%	454,386
1,719,975	KFC Holding Co. 3.91%, 03/15/2028, 1 mo. USD LIBOR + 1.750%	1,704,926
1,996,636	LBM Acquisition LLC 7.12%, 12/17/2027, 1 mo. USD LIBOR + 3.750%	1,713,194
1,704,050	Les Schwab Tire Centers 4.00%, 11/02/2027, 1 mo. USD LIBOR + 3.250%	1,640,148
1,732,500	Michaels Cos., Inc. 6.50%, 04/15/2028, 1 mo. USD LIBOR + 4.250%	1,447,504
1,347,937	Petco Health and Wellness Co., Inc. 5.50%, 03/03/2028, 1 mo. USD LIBOR + 3.250%	1,302,229
1,138,500	PetSmart, Inc. 6.12%, 02/11/2028, 1 mo. USD LIBOR + 3.750%	1,095,328
4,466,250	Pilot Travel Centers LLC 4.43%, 08/04/2028, 1 mo. USD LIBOR + 2.000%	4,371,342
1,998,229	SRS Distribution, Inc. 6.31%, 06/02/2028, 1 mo. USD LIBOR + 3.500%	1,900,815
708,641	Staples, Inc. 6.29%, 04/16/2026, 3 mo. USD LIBOR + 5.000%	611,720
1,000,408	White Cap Buyer LLC 6.08%, 10/19/2027, 1 mo. USD SOFR + 3.750%	953,929
		28,099,217
	Semiconductors - 0.2%
1,380,000	Entegris, Inc. 5.54%, 07/06/2029, 3 mo. USD LIBOR + 3.000%	1,360,446
2,500,000	MKS Instruments, Inc. 0.00%, 04/08/2029(9)	2,443,750
380,965	ON Semiconductor Corp. 4.37%, 09/19/2026, 1 mo. USD LIBOR + 2.000%	379,330
501,212	Synaptics, Inc. 4.36%, 12/02/2028, 1 mo. USD LIBOR + 2.250%	496,616
		4,680,142
	Software - 1.6%
	Athenahealth, Inc.
105,072	3.50%, 02/15/2029, 1 mo. USD SOFR + 3.500%(10)	99,950
619,928	5.65%, 02/15/2029, 1 mo. USD SOFR + 3.500%	589,706
1,114,400	CCC Intelligent Solutions, Inc. 4.50%, 09/21/2028, 3 mo. USD LIBOR + 2.250%	1,080,277
EUR 850,000	Concorde Midco Ltd. 4.00%, 03/01/2028, 3 mo. EURIBOR + 4.000%	799,964
$ 2,427,475	DCert Buyer, Inc. 6.37%, 10/16/2026, 3 mo. USD LIBOR + 4.000%	2,343,387
4,916,221	Dun & Bradstreet Corp. 5.55%, 02/06/2026, 1 mo. USD LIBOR + 3.250%	4,776,945
1,912,452	E2open LLC 4.83%, 02/04/2028, 1 mo. USD LIBOR + 3.500%	1,859,267

190

The Hartford Short Duration Fund
Schedule of Investments – (continued)
July 31, 2022  (Unaudited)

Shares or Principal Amount		Market Value†
SENIOR FLOATING RATE INTERESTS - 17.8%(8) - (continued)
	Software - 1.6% - (continued)
$ 525,150	Emerald TopCo, Inc. 5.87%, 07/24/2026, 1 mo. USD LIBOR + 3.500%	$ 491,672
533,663	EP Purchaser LLC 5.75%, 11/06/2028, 1 mo. USD LIBOR + 3.500%	521,212
534,784	Epicor Software Corp. 5.62%, 07/30/2027, 1 mo. USD LIBOR + 3.250%	508,714
998,419	Finastra USA, Inc. 6.87%, 06/13/2024, 3 mo. USD LIBOR + 3.500%	930,466
1,576,889	Hyland Software, Inc. 5.87%, 07/01/2024, 1 mo. USD LIBOR + 3.500%	1,544,863
2,220,000	McAfee LLC 5.70%, 03/01/2029, 3 mo. USD LIBOR + 4.000%	2,115,482
1,256,850	Mitchell International, Inc. 5.91%, 10/15/2028, 1 mo. USD LIBOR + 3.750%	1,188,666
305,296	Navicure, Inc. 6.37%, 10/22/2026, 1 mo. USD LIBOR + 4.000%	296,137
1,013,021	Playtika Holding Corp. 5.12%, 03/13/2028, 1 mo. USD LIBOR + 2.750%	984,058
2,094,175	Polaris Newco LLC 6.37%, 06/02/2028, 1 mo. USD LIBOR + 4.000%	1,985,676
123,750	Press Ganey Holdings, Inc. 6.12%, 07/24/2026, 1 mo. USD LIBOR + 3.750%	116,016
2,183,500	RealPage, Inc. 5.37%, 04/24/2028, 1 mo. USD LIBOR + 3.250%	2,097,383
550,673	Seattle Spinco, Inc. 5.12%, 06/21/2024, 3 mo. USD LIBOR + 2.750%	510,749
241,107	SS&C European Holdings S.a.r.l. 4.12%, 04/16/2025, 1 mo. USD LIBOR + 1.750%	235,193
1,765,987	SS&C Technologies, Inc. 4.12%, 04/16/2025, 1 mo. USD LIBOR + 1.750%	1,723,196
	Ultimate Software Group, Inc.
1,532,029	5.54%, 05/04/2026, 1 mo. USD LIBOR + 3.250%	1,482,958
627,263	6.12%, 05/04/2026, 3 mo. USD LIBOR + 3.750%	609,229
196,471	Verint Systems, Inc. 3.80%, 06/28/2024, 3 mo. USD LIBOR + 2.000%	192,541
3,496,799	Zelis Healthcare Corp. 5.21%, 09/30/2026, 1 mo. USD LIBOR + 3.500%	3,400,252
		32,483,959
	Telecommunications - 0.6%
1,635,466	Altice France S.A. 6.20%, 01/31/2026, 3 mo. USD LIBOR + 3.688%	1,539,890
1,004,250	CenturyLink, Inc. 4.62%, 03/15/2027, 1 mo. USD LIBOR + 2.250%	955,112
1,689,188	Ciena Corp. 3.88%, 09/26/2025, 1 mo. USD LIBOR + 1.750%	1,676,519
483,875	Frontier Communications Corp. 6.06%, 05/01/2028, 1 mo. USD LIBOR + 3.750%	460,528
1,344,926	Level 3 Financing, Inc. 4.12%, 03/01/2027, 1 mo. USD LIBOR + 1.750%	1,291,129
EUR 1,390,000	Lorca Finco plc 4.00%, 09/17/2027, 3 mo. EURIBOR + 3.750%	1,347,244
1,237,234	Lorca Holdco Ltd. 4.50%, 09/17/2027, 3 mo. EURIBOR + 4.250%	1,207,611
$ 696,413	Numericable Group S.A. 5.56%, 07/31/2025, 3 mo. USD LIBOR + 2.750%	649,927
823,775	Xplornet Communications, Inc. 6.37%, 10/02/2028, 1 mo. USD LIBOR + 4.000%	729,189
Shares or Principal Amount		Market Value†
SENIOR FLOATING RATE INTERESTS - 17.8%(8) - (continued)
	Telecommunications - 0.6% - (continued)
$ 579,763	Zacapa LLC 6.30%, 03/22/2029, 1 mo. USD SOFR + 4.250%	$ 551,140
1,898,776	Zayo Group Holdings, Inc. 5.37%, 03/09/2027, 1 mo. USD LIBOR + 3.000%	1,750,330
		12,158,619
	Textiles - 0.2%
3,216,938	Crocs, Inc. 4.45%, 02/20/2029, 1 mo. USD SOFR + 3.500%	3,021,058
	Transportation - 0.3%
1,763,536	First Student Bidco, Inc. 5.23%, 07/21/2028, 1 mo. USD LIBOR + 3.000%	1,633,705
2,730,906	Genesee & Wyoming, Inc. 4.25%, 12/30/2026, 1 mo. USD LIBOR + 2.000%	2,677,435
661,650	PODS LLC 5.37%, 03/31/2028, 1 mo. USD LIBOR + 3.000%	633,530
1,739,137	Savage Enterprises LLC 5.51%, 09/15/2028, 1 mo. USD LIBOR + 3.250%	1,717,397
		6,662,067
	Total Senior Floating Rate Interests (cost $382,009,658)	$ 361,616,036
U.S. GOVERNMENT AGENCIES - 2.9%
	Mortgage-Backed Agencies - 2.9%
	FHLMC - 1.3%
1,228,247	1.00%, 05/25/2033	$ 1,149,901
4,795,942	1.00%, 01/15/2041	4,505,885
3,005,904	1.00%, 05/15/2041	2,856,618
1,459,625	1.00%, 06/15/2044	1,380,095
1,370,023	1.25%, 07/15/2031	1,341,304
396,192	1.50%, 01/15/2027	390,469
1,857,344	2.00%, 09/15/2041	1,790,616
2,411,098	2.50%, 12/15/2042	2,317,660
2,039,335	3.00%, 04/01/2031	2,041,459
1,309,685	3.21%, 11/25/2048, 1 mo. USD LIBOR + 0.950%(1)(2)	1,288,102
352,831	3.50%, 04/01/2027	357,487
2,835,393	3.50%, 03/01/2032	2,875,534
129,365	3.50%, 09/15/2043	129,969
367,364	3.75%, 05/15/2039(4)	368,808
2,803,807	6.96%, 04/25/2028, 1 mo. USD LIBOR + 4.700%(2)	2,914,991
		25,708,898
	FNMA - 1.2%
996,586	1.50%, 11/25/2042	951,737
53,219	1.75%, 05/25/2040	53,050
2,178,108	2.00%, 04/25/2034	2,131,362
2,441,791	2.00%, 12/25/2042	2,254,724
3,749,530	2.50%, 03/25/2035	3,676,422
3,376,156	3.00%, 02/25/2043	3,301,168
68,889	3.00%, 04/25/2043	68,608
830,695	3.00%, 05/25/2047	823,415
2,382,166	3.25%, 11/25/2043	2,346,832
389,064	3.50%, 11/01/2026	393,212
1,391,278	3.50%, 12/01/2026	1,411,340
179,387	3.50%, 12/01/2028	181,981
2,798,491	3.50%, 10/25/2035	2,795,896
1,409,656	3.50%, 07/25/2045	1,419,803
658,255	3.50%, 05/25/2056	667,500
2,344,737	4.00%, 11/25/2041	2,377,510
		24,854,560

191

The Hartford Short Duration Fund
Schedule of Investments – (continued)
July 31, 2022  (Unaudited)

Shares or Principal Amount			Market Value†
U.S. GOVERNMENT AGENCIES - 2.9% - (continued)
	Mortgage-Backed Agencies - 2.9% - (continued)
	GNMA - 0.4%
$ 1,565,028	2.00%, 05/20/2046		$ 1,478,634
3,864,666	2.50%, 10/20/2041		3,798,142
1,932,489	2.50%, 07/20/2042		1,886,958
633,644	3.00%, 08/20/2045		626,001
773,891	3.50%, 05/20/2048		779,718
75,957	5.00%, 08/20/2039		78,778
			8,648,231
	Total U.S. Government Agencies (cost $60,905,588)		$ 59,211,689
U.S. GOVERNMENT SECURITIES - 4.4%
	U.S. Treasury Securities - 4.4%
	U.S. Treasury Notes - 4.4%
10,000,000	0.13%, 05/15/2023		$ 9,780,859
5,000,000	0.13%, 02/15/2024		4,789,063
10,000,000	0.25%, 06/15/2024		9,516,016
5,000,000	1.38%, 02/15/2023		4,959,570
10,000,000	1.50%, 02/15/2025		9,664,063
15,000,000	2.63%, 05/31/2027		14,949,609
25,000,000	2.75%, 05/15/2025		24,927,734
10,950,000	3.25%, 06/30/2027		11,223,750
	Total U.S. Government Securities (cost $90,282,690)		$ 89,810,664
	Total Long-Term Investments (Cost $2,122,395,939)		$ 2,010,504,051
SHORT-TERM INVESTMENTS - 0.8%
	Repurchase Agreements - 0.4%
7,676,140	Fixed Income Clearing Corp. Repurchase Agreement dated 07/29/2022 at 2.230%, due on 08/01/2022 with a maturity value of $7,677,566; collateralized by U.S. Treasury Bond at 1.625%, maturing 11/15/2050, with a market value of $7,829,665		$ 7,676,140
	Securities Lending Collateral - 0.4%
3,799,683	Goldman Sachs Financial Square Funds, Government Fund, Institutional Class, 2.06%(11)		3,799,683
2,689,966	HSBC US Government Money Market Fund, 2.18%(11)		2,689,966
1,233,630	Invesco Government & Agency Portfolio, Institutional Class, 2.12%(11)		1,233,630
			7,723,279
	Total Short-Term Investments (cost $15,399,419)		$ 15,399,419
	Total Investments (cost $2,137,795,358)	99.7%	$ 2,025,903,470
	Other Assets and Liabilities	0.3%	6,805,896
	Total Net Assets	100.0%	$ 2,032,709,366
Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.
The Fund may refer to any one or more of the industry classifications used by one or more widely recognized market indices, ratings group and/or as defined by Fund management. Industry classifications may not be identical across all security types.
For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
See “Glossary” for abbreviation descriptions.

(1)	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions that are exempt from registration (typically only to qualified institutional buyers) or in a public offering registered under the Securities Act of 1933. At July 31, 2022, the aggregate value of these securities was $743,092,462, representing 36.6% of net assets.
(2)	Variable rate securities; the rate reported is the coupon rate in effect at July 31, 2022. Base lending rates may be subject to a floor or cap.
(3)	Variable or floating rate security, which interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.
(4)	Security is a “step-up” bond where coupon increases or steps up at a predetermined date. Rate shown is current coupon rate.
(5)	Fixed to variable rate investment. The rate shown reflects the fixed rate in effect at July 31, 2022. Rate will reset at a future date. Base lending rates may be subject to a floor or cap.
(6)	Represents entire or partial securities on loan.
(7)	Security is exempt from registration under Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At July 31, 2022, the aggregate value of this security was $419,336, representing 0.0% of net assets.
(8)	Senior floating rate interests generally pay interest rates which are periodically adjusted by reference to a base short-term, floating lending rate plus a premium. The base lending rates are primarily the LIBOR, and secondarily the prime rate offered by one or more major United States banks (the "Prime Rate") and the certificate of deposit rate or other base lending rates used by commercial lenders. Senior floating rate interests often require prepayments from excess cash flows or permit the borrower to repay at its election. The rate at which the borrower repays cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. Base lending rates may be subject to a floor or cap. Unless otherwise noted, the interest rate disclosed for these securities represents the rate in effect as of July 31, 2022.
(9)	Represents an unsettled loan commitment. The coupon rate will be determined at time of settlement.
(10)	This security, or a portion of this security, has unfunded loan commitments. As of July 31, 2022, the aggregate value of the unfunded commitment was $177,686, which represents 0.0% of total net assets.
(11)	Current yield as of period end.

192

The Hartford Short Duration Fund
Schedule of Investments – (continued)
July 31, 2022  (Unaudited)

Futures Contracts Outstanding at July 31, 2022
Description	Number of Contracts	Expiration Date	Current Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Long position contracts:
U.S. Treasury 2-Year Note Future	1,598	09/30/2022	$ 336,316,579	$ (1,366,562)
Short position contracts:
U.S. Treasury 5-Year Note Future	1,690	09/30/2022	$ 192,197,892	$ (941,091)
U.S. Treasury 10-Year Note Future	269	09/21/2022	32,586,828	(306,472)
Total				$ (1,247,563)
Total futures contracts				$ (2,614,125)

Foreign Currency Contracts Outstanding at July 31, 2022
Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Counterparty	Settlement Date	Appreciation/ (Depreciation)
2,614,000	EUR	2,645,368	USD	BCLY	08/05/2022	$ 27,179
2,735,792	USD	2,614,000	EUR	BCLY	08/05/2022	63,244
28,891,130	USD	28,258,203	EUR	DEUT	08/31/2022	(51,845)
2,651,443	USD	2,614,000	EUR	BCLY	09/07/2022	(27,283)
Total foreign currency contracts						$ 11,295
† For information regarding the Fund’s significant accounting policies, please refer to the Fund’s most recent shareholder report.
Fair Value Summary
The following is a summary of the fair valuations according to the inputs used as of July 31, 2022 in valuing the Fund’s investments.
Description	Total	Level 1	Level 2	Level 3(1)
Assets
Asset & Commercial Mortgage-Backed Securities	$ 398,563,938	$ —	$ 398,563,938	$ —
Corporate Bonds	1,097,695,397	—	1,097,695,397	—
Municipal Bonds	3,606,327	—	3,606,327	—
Senior Floating Rate Interests	361,616,036	—	361,616,036	—
U.S. Government Agencies	59,211,689	—	59,211,689	—
U.S. Government Securities	89,810,664	—	89,810,664	—
Short-Term Investments	15,399,419	7,723,279	7,676,140	—
Foreign Currency Contracts(2)	90,423	—	90,423	—
Total	$ 2,025,993,893	$ 7,723,279	$ 2,018,270,614	$ —
Liabilities
Foreign Currency Contracts(2)	$ (79,128)	$ —	$ (79,128)	$ —
Futures Contracts(2)	(2,614,125)	(2,614,125)	—	—
Total	$ (2,693,253)	$ (2,614,125)	$ (79,128)	$ —

(1)	For the period ended July 31, 2022, there were no transfers in and out of Level 3.
(2)	Derivative instruments (excluding purchased and written options, if applicable) are valued at the unrealized appreciation/(depreciation) on the investments.
193

Hartford Small Cap Value Fund
Schedule of Investments
July 31, 2022  (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 97.8%
	Banks - 20.7%
60,885	Bank OZK	$ 2,441,489
96,935	Berkshire Hills Bancorp, Inc.	2,730,659
91,478	Cadence Bank	2,387,576
22,876	Federal Agricultural Mortgage Corp. Class C	2,522,994
78,966	First Hawaiian, Inc.	2,012,843
65,838	First Interstate BancSystem, Inc. Class A	2,684,874
178,188	FNB Corp.	2,131,128
119,445	Home BancShares, Inc.	2,818,902
73,221	Pacific Premier Bancorp, Inc.	2,463,154
133,896	Radian Group, Inc.	2,995,254
59,785	Sandy Spring Bancorp, Inc.	2,469,120
		27,657,993
	Capital Goods - 9.9%
55,802	Air Lease Corp.	2,070,812
31,923	EnerSys	2,104,045
75,402	Kennametal, Inc.	2,024,544
30,685	McGrath Rent Corp.	2,588,587
181,096	REV Group, Inc.	2,107,957
69,546	Spirit AeroSystems Holdings, Inc. Class A	2,282,500
		13,178,445
	Commercial & Professional Services - 9.4%
176,812	BrightView Holdings, Inc.*	2,323,310
150,844	CoreCivic, Inc. REIT*	1,624,590
68,661	Deluxe Corp.	1,726,137
85,320	Loomis AB	2,405,876
62,058	MillerKnoll Inc.	1,868,566
26,479	Science Applications International Corp.	2,565,021
		12,513,500
	Consumer Durables & Apparel - 5.5%
24,638	Carter's, Inc.	2,007,504
57,387	Kontoor Brands, Inc.	2,094,625
47,967	Steven Madden Ltd.	1,520,554
26,460	Sturm Ruger & Co., Inc.	1,749,800
		7,372,483
	Consumer Services - 5.2%
61,488	Adtalem Global Education, Inc.*	2,465,669
23,433	Cracker Barrel Old Country Store, Inc.(1)	2,227,775
57,426	H&R Block, Inc.	2,294,743
		6,988,187
	Diversified Financials - 7.7%
174,008	Greenhill & Co., Inc.	1,513,870
114,374	Navient Corp.	1,883,740
217,408	New Residential Investment Corp. REIT	2,371,921
59,195	PRA Group, Inc.*	2,358,329
119,477	PROG Holdings, Inc.*	2,200,766
		10,328,626
	Energy - 3.1%
105,517	ChampionX Corp.	2,204,250
84,272	DMC Global, Inc.*	1,918,031
		4,122,281
	Health Care Equipment & Services - 5.6%
138,947	NextGen Healthcare, Inc.*	2,378,773
48,215	NuVasive, Inc.*	2,532,252
67,148	Premier, Inc. Class A	2,582,512
		7,493,537
	Household & Personal Products - 4.5%
56,882	Edgewell Personal Care Co.	2,262,766
71,642	Energizer Holdings, Inc.	2,115,588
9,597	Medifast, Inc.	1,614,120
		5,992,474
	Insurance - 5.4%
41,671	Kemper Corp.	1,950,203
Shares or Principal Amount		Market Value†
COMMON STOCKS - 97.8% - (continued)
	Insurance - 5.4% - (continued)
319,827	Lancashire Holdings Ltd.	$ 1,742,308
101,809	ProAssurance Corp.	2,253,033
287,065	Siriuspoint Ltd.*	1,257,345
		7,202,889
	Materials - 3.0%
47,429	Compass Minerals International, Inc.	1,765,782
104,233	Mativ, Inc.	2,277,491
		4,043,273
	Media & Entertainment - 1.0%
110,437	MediaAlpha, Inc.*	1,360,584
	Pharmaceuticals, Biotechnology & Life Sciences - 1.7%
39,358	Pacira BioSciences, Inc.*	2,226,088
	Real Estate - 2.9%
102,143	Pebblebrook Hotel Trust REIT	1,997,917
131,367	Piedmont Office Realty Trust, Inc. Class A, REIT	1,807,610
		3,805,527
	Retailing - 2.0%
53,194	Monro, Inc.	2,667,679
	Semiconductors & Semiconductor Equipment - 5.4%
67,973	Ichor Holdings Ltd.*	2,124,836
100,427	Rambus, Inc.*	2,538,794
29,290	Silicon Motion Technology Corp. ADR	2,498,730
		7,162,360
	Software & Services - 2.9%
30,836	InterDigital, Inc.	1,893,022
121,430	Xperi Holding Corp.	2,035,167
		3,928,189
	Utilities - 1.9%
48,445	Portland General Electric Co.	2,487,166
	Total Common Stocks (cost $122,323,696)	$ 130,531,281
EXCHANGE-TRADED FUNDS - 1.5%
	Other Investment Pools & Funds - 1.5%
13,028	iShares Russell 2000 Value ETF (1)	$ 1,944,429
	Total Exchange-Traded Funds (cost $1,779,982)	$ 1,944,429
	Total Long-Term Investments (Cost $124,103,678)	$ 132,475,710
SHORT-TERM INVESTMENTS - 2.8%
	Repurchase Agreements - 0.6%
$ 813,606	Fixed Income Clearing Corp. Repurchase Agreement dated 07/29/2022 at 2.230%, due on 08/01/2022 with a maturity value of $813,757; collateralized by U.S. Treasury Note at 1.875%, maturing 02/15/2032, with a market value of $829,971	$ 813,606
	Securities Lending Collateral - 2.2%
1,433,606	Goldman Sachs Financial Square Funds, Government Fund, Institutional Class, 2.06%(2)	1,433,606

194

Hartford Small Cap Value Fund
Schedule of Investments – (continued)
July 31, 2022  (Unaudited)

Shares or Principal Amount			Market Value†
SHORT-TERM INVESTMENTS - 2.8% - (continued)
	Securities Lending Collateral - 2.2% - (continued)
1,014,915	HSBC US Government Money Market Fund, 2.18%(2)		$ 1,014,915
465,444	Invesco Government & Agency Portfolio, Institutional Class, 2.12%(2)		465,444
			2,913,965
	Total Short-Term Investments (cost $3,727,571)		$ 3,727,571
	Total Investments (cost $127,831,249)	102.1%	$ 136,203,281
	Other Assets and Liabilities	(2.1)%	(2,775,961)
	Total Net Assets	100.0%	$ 133,427,320
Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.
Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.
For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
See “Glossary” for abbreviation descriptions.

*	Non-income producing.
(1)	Represents entire or partial securities on loan.
(2)	Current yield as of period end.
†	For information regarding the Fund’s significant accounting policies, please refer to the Fund’s most recent shareholder report.

Fair Value Summary
The following is a summary of the fair valuations according to the inputs used as of July 31, 2022 in valuing the Fund’s investments.
Description	Total	Level 1	Level 2	Level 3(1)
Assets
Common Stocks
Banks	$ 27,657,993	$ 27,657,993	$ —	$ —
Capital Goods	13,178,445	13,178,445	—	—
Commercial & Professional Services	12,513,500	10,107,624	2,405,876	—
Consumer Durables & Apparel	7,372,483	7,372,483	—	—
Consumer Services	6,988,187	6,988,187	—	—
Diversified Financials	10,328,626	10,328,626	—	—
Energy	4,122,281	4,122,281	—	—
Health Care Equipment & Services	7,493,537	7,493,537	—	—
Household & Personal Products	5,992,474	5,992,474	—	—
Insurance	7,202,889	5,460,581	1,742,308	—
Materials	4,043,273	4,043,273	—	—
Media & Entertainment	1,360,584	1,360,584	—	—
Pharmaceuticals, Biotechnology & Life Sciences	2,226,088	2,226,088	—	—
Real Estate	3,805,527	3,805,527	—	—
Retailing	2,667,679	2,667,679	—	—
Semiconductors & Semiconductor Equipment	7,162,360	7,162,360	—	—
Software & Services	3,928,189	3,928,189	—	—
Utilities	2,487,166	2,487,166	—	—
Exchange-Traded Funds	1,944,429	1,944,429	—	—
Short-Term Investments	3,727,571	2,913,965	813,606	—
Total	$ 136,203,281	$ 131,241,491	$ 4,961,790	$ —

(1)	For the period ended July 31, 2022, there were no transfers in and out of Level 3.
195

The Hartford Small Company Fund
Schedule of Investments
July 31, 2022  (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 99.0%
	Banks - 1.9%
153,257	Ameris Bancorp	$ 7,247,523
136,520	Synovus Financial Corp.	5,512,678
		12,760,201
	Capital Goods - 14.8%
55,327	Acuity Brands, Inc.	10,091,645
156,543	Applied Industrial Technologies, Inc.	15,746,660
36,582	Chart Industries, Inc.*	7,136,782
71,231	Comfort Systems USA, Inc.	7,526,268
79,285	Curtiss-Wright Corp.	11,372,641
151,101	Esab Corp.	6,228,383
416,427	Fluor Corp.*	10,581,410
40,802	Middleby Corp.*	5,903,641
71,363	WESCO International, Inc.*	9,123,046
178,008	WillScot Mobile Mini Holdings Corp.*	6,872,889
267,292	Zurn Water Solutions Corp.	7,738,103
		98,321,468
	Commercial & Professional Services - 3.3%
215,074	Aris Water Solution, Inc. Class A	4,553,116
82,824	Casella Waste Systems, Inc. Class A*	6,704,603
127,636	TriNet Group, Inc.*	10,529,970
		21,787,689
	Consumer Durables & Apparel - 3.2%
68,110	Crocs, Inc.*	4,879,400
137,602	Skyline Champion Corp.*	8,710,207
239,246	Steven Madden Ltd.	7,584,098
		21,173,705
	Consumer Services - 5.9%
129,161	Boyd Gaming Corp.	7,169,727
164,850	H&R Block, Inc.	6,587,406
477,750	Mister Car Wash, Inc.*	5,541,900
116,520	Texas Roadhouse, Inc.	10,162,875
77,228	Wingstop, Inc.	9,744,629
		39,206,537
	Diversified Financials - 1.1%
209,520	Hannon Armstrong Sustainable Infrastructure Capital, Inc. REIT(1)	7,561,577
	Energy - 6.4%
107,782	Brigham Minerals, Inc. Class A	2,861,612
162,560	Cactus, Inc. Class A	6,760,871
110,700	Chesapeake Energy Corp.	10,424,619
388,724	Magnolia Oil & Gas Corp. Class A	9,379,910
59,297	PDC Energy, Inc.	3,895,220
143,621	SM Energy Co.	5,928,675
102,360	Viper Energy Partners L.P.	3,146,546
		42,397,453
	Food, Beverage & Tobacco - 1.0%
36,532	Celsius Holdings, Inc.*	3,249,887
64,067	Freshpet, Inc.*	3,423,740
		6,673,627
	Health Care Equipment & Services - 13.5%
105,266	Acadia Healthcare Co., Inc.*	8,727,605
137,016	Covetrus, Inc.*	2,845,822
66,972	Cross Country Healthcare, Inc.*	1,765,382
115,116	Enovis Corp.*	6,874,728
111,590	Globus Medical, Inc. Class A*	6,549,217
112,576	Haemonetics Corp.*	7,822,906
68,418	HealthEquity, Inc.*	3,979,875
75,929	Inari Medical, Inc.*	5,890,572
39,074	Inspire Medical Systems, Inc.*	8,166,075
158,707	Integra LifeSciences Holdings Corp.*	8,735,233
290,699	Owens & Minor, Inc.	10,293,652
Shares or Principal Amount		Market Value†
COMMON STOCKS - 99.0% - (continued)
	Health Care Equipment & Services - 13.5% - (continued)
561,179	R1 RCM, Inc.*	$ 14,029,475
57,374	Tandem Diabetes Care, Inc.*	3,798,733
		89,479,275
	Household & Personal Products - 2.0%
388,176	elf Beauty, Inc.*	13,015,541
	Materials - 3.1%
189,613	Cabot Corp.	14,080,661
258,239	Livent Corp.*(1)	6,427,569
		20,508,230
	Media & Entertainment - 3.9%
89,669	Bumble, Inc. Class A*	3,400,249
389,917	Cargurus, Inc.*	9,471,084
193,531	Criteo S.A. ADR*	4,915,687
95,360	Ziff Davis, Inc.*	7,809,030
		25,596,050
	Pharmaceuticals, Biotechnology & Life Sciences - 9.8%
225,754	Aclaris Therapeutics, Inc.*	3,478,869
80,961	Alkermes plc*	2,072,602
259,023	Amicus Therapeutics, Inc.*	2,579,869
82,657	Apellis Pharmaceuticals, Inc.*	4,651,936
24,743	Ascendis Pharma A/S ADR*	2,116,269
45,511	Blueprint Medicines Corp.*	2,323,792
68,105	Celldex Therapeutics, Inc.*	2,092,186
134,386	Crinetics Pharmaceuticals, Inc.*	2,581,555
130,112	Cytokinetics, Inc.*	5,507,641
70,470	Fate Therapeutics, Inc.*	2,151,449
72,355	Halozyme Therapeutics, Inc.*	3,538,159
70,378	Intellia Therapeutics, Inc.*	4,557,679
85,163	Intra-Cellular Therapies, Inc.*	4,609,022
12,709	Karuna Therapeutics, Inc.*	1,655,347
191,345	Kymera Therapeutics, Inc.*	4,215,330
208,560	Myovant Sciences Ltd.*(1)	2,727,965
60,995	Pacira BioSciences, Inc.*	3,449,877
104,465	PTC Therapeutics, Inc.*	4,549,451
147,838	Revolution Medicines, Inc.*	3,339,660
176,999	Rocket Pharmaceuticals, Inc.*	2,566,486
		64,765,144
	Real Estate - 4.8%
332,854	Essential Properties Realty Trust, Inc. REIT	8,028,438
295,185	Independence Realty Trust, Inc. REIT	6,553,107
241,123	Phillips Edison & Co., Inc. REIT(1)	8,207,827
103,548	Ryman Hospitality Properties, Inc. REIT*	9,168,140
		31,957,512
	Retailing - 2.6%
3,136,600	Allstar Co.*(2)(3)(4)(5)	—
42,668	Five Below, Inc.*	5,421,823
199,345	National Vision Holdings, Inc.*	5,808,913
180,497	Revolve Group, Inc.*	5,111,675
26,907	Tory Burch LLC*(3)(4)(5)	1,102,667
		17,445,078
	Semiconductors & Semiconductor Equipment - 2.7%
44,252	MKS Instruments, Inc.	5,230,586
86,526	Synaptics, Inc.*	12,541,944
		17,772,530
	Software & Services - 13.8%
87,221	Avalara, Inc.*	7,624,860
21,549	Concentrix Corp.	2,882,394
91,793	Five9, Inc.*	9,924,659
384,204	Jamf Holding Corp.*(1)	9,389,946
134,150	LiveRamp Holdings, Inc.*	3,569,732
50,841	Manhattan Associates, Inc.*	7,151,804
206,233	Olo, Inc. Class A*	2,208,755
111,071	Perficient, Inc.*	11,720,212

196

The Hartford Small Company Fund
Schedule of Investments – (continued)
July 31, 2022  (Unaudited)

Shares or Principal Amount			Market Value†
COMMON STOCKS - 99.0% - (continued)
	Software & Services - 13.8% - (continued)
145,699	Rapid7, Inc.*		$ 9,320,365
295,218	Repay Holdings Corp.*		3,955,921
122,627	RingCentral, Inc. Class A*		6,068,810
128,563	Varonis Systems, Inc.*		3,269,357
858,718	Verra Mobility Corp.*		14,160,260
			91,247,075
	Technology Hardware & Equipment - 5.2%
280,922	Calix, Inc.*		16,023,791
211,927	II-VI, Inc.*		11,155,837
45,647	Novanta, Inc.*		7,038,768
			34,218,396
	Total Common Stocks (cost $671,333,881)		$ 655,887,088
SHORT-TERM INVESTMENTS - 2.7%
	Repurchase Agreements - 0.7%
$ 4,609,772	Fixed Income Clearing Corp. Repurchase Agreement dated 07/29/2022 at 2.230%, due on 08/01/2022 with a maturity value of $4,610,629; collateralized by U.S. Treasury Bond at 1.125%, maturing 08/15/2040, with a market value of $4,702,017		$ 4,609,772
	Securities Lending Collateral - 2.0%
6,697,910	Goldman Sachs Financial Square Funds, Government Fund, Institutional Class, 2.06%(6)		6,697,910
4,741,752	HSBC US Government Money Market Fund, 2.18%(6)		4,741,752
2,174,588	Invesco Government & Agency Portfolio, Institutional Class, 2.12%(6)		2,174,588
			13,614,250
	Total Short-Term Investments (cost $18,224,022)		$ 18,224,022
	Total Investments (cost $689,557,903)	101.7%	$ 674,111,110
	Other Assets and Liabilities	(1.7)%	(11,399,309)
	Total Net Assets	100.0%	$ 662,711,801
Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.
Prices of foreign equities that are principally traded on certain foreign markets will generally be adjusted daily pursuant to a fair value pricing service approved by the Board of Directors in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.
The Fund may refer to any one or more of the industry classifications used by one or more widely recognized market indices, ratings group and/or as defined by Fund management. Industry classifications may not be identical across all security types.
Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.
For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
See “Glossary” for abbreviation descriptions.
*	Non-income producing.
(1)	Represents entire or partial securities on loan.
(2)	Affiliated company – The Fund owns greater than 5% of the outstanding voting securities of this issuer.
(3)	These securities are valued in good faith at fair value as determined under policies and procedures established by and under the supervision of the Board of Directors. At July 31, 2022, the aggregate fair value of these securities are $1,102,667, which represented 0.2% of total net assets. This amount excludes securities that are principally traded in certain foreign markets and whose prices are adjusted pursuant to a third party pricing service methodology approved by the Board of Directors.
(4)	Investment in securities not registered under the Securities Act of 1933 (excluding securities acquired pursuant to Rule 144A and Regulation S). At the end of the period, the value of such restricted securities amounted to $1,102,667 or 0.2% of net assets.

Period Acquired	Security Name	Shares/ Par Value	Total Cost	Market Value
08/2011	Allstar Co.	3,136,600	$ —	$ —
11/2013	Tory Burch LLC	26,907	2,108,912	1,102,667
			$ 2,108,912	$ 1,102,667

(5)	Investment valued using significant unobservable inputs.
(6)	Current yield as of period end.
†	For information regarding the Fund’s significant accounting policies, please refer to the Fund’s most recent shareholder report.

197

The Hartford Small Company Fund
Schedule of Investments – (continued)
July 31, 2022  (Unaudited)

Fair Value Summary
The following is a summary of the fair valuations according to the inputs used as of July 31, 2022 in valuing the Fund’s investments.
Description	Total	Level 1	Level 2	Level 3(1)
Assets
Common Stocks
Banks	$ 12,760,201	$ 12,760,201	$ —	$ —
Capital Goods	98,321,468	98,321,468	—	—
Commercial & Professional Services	21,787,689	21,787,689	—	—
Consumer Durables & Apparel	21,173,705	21,173,705	—	—
Consumer Services	39,206,537	39,206,537	—	—
Diversified Financials	7,561,577	7,561,577	—	—
Energy	42,397,453	42,397,453	—	—
Food, Beverage & Tobacco	6,673,627	6,673,627	—	—
Health Care Equipment & Services	89,479,275	89,479,275	—	—
Household & Personal Products	13,015,541	13,015,541	—	—
Materials	20,508,230	20,508,230	—	—
Media & Entertainment	25,596,050	25,596,050	—	—
Pharmaceuticals, Biotechnology & Life Sciences	64,765,144	64,765,144	—	—
Real Estate	31,957,512	31,957,512	—	—
Retailing	17,445,078	16,342,411	—	1,102,667
Semiconductors & Semiconductor Equipment	17,772,530	17,772,530	—	—
Software & Services	91,247,075	91,247,075	—	—
Technology Hardware & Equipment	34,218,396	34,218,396	—	—
Short-Term Investments	18,224,022	13,614,250	4,609,772	—
Total	$ 674,111,110	$ 668,398,671	$ 4,609,772	$ 1,102,667

(1)	For the period ended July 31, 2022, there were no transfers in and out of Level 3.
Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the period ended July 31, 2022 is not presented.
198

The Hartford Strategic Income Fund
Schedule of Investments
July 31, 2022  (Unaudited)

Shares or Principal Amount		Market Value†
ASSET & COMMERCIAL MORTGAGE-BACKED SECURITIES - 17.8%
	Asset-Backed - Automobile - 2.0%
	American Credit Acceptance Receivables Trust
$ 5,750,000	3.64%, 05/15/2028(1)	$ 5,346,000
7,760,000	4.21%, 07/13/2028(1)	7,256,203
2,100,000	Carvana Auto Receivables Trust 4.55%, 01/10/2028(1)	1,932,571
	DT Auto Owner Trust
7,450,000	1.31%, 05/17/2027(1)	6,789,912
1,785,000	3.34%, 07/17/2028(1)	1,674,564
	Exeter Automobile Receivables Trust
6,500,000	1.55%, 06/15/2027	5,962,689
3,340,000	5.56%, 06/15/2027(1)	3,290,165
	Santander Bank Auto Credit-Linked Notes
398,562	3.27%, 12/15/2031(1)	387,137
1,000,000	5.00%, 12/15/2031(1)	954,632
1,200,000	6.17%, 12/15/2031(1)	1,145,404
2,000,000	9.97%, 05/15/2032(1)	1,983,908
301,106	Securitized Term Auto Loan Receivables Trust 4.57%, 03/25/2026(1)	293,771
	Westlake Automobile Receivables Trust
1,830,000	3.42%, 04/15/2027(1)	1,702,201
8,830,000	3.66%, 12/15/2027(1)	8,112,955
		46,832,112
	Asset-Backed - Credit Card - 0.5%
	Mercury Financial Credit Card Master Trust
7,750,000	5.20%, 09/21/2026(1)	7,046,181
4,000,000	6.26%, 03/20/2026(1)	3,810,084
		10,856,265
	Asset-Backed - Finance & Insurance - 2.8%
12,954,358	Aaset LLC 6.00%, 05/16/2047(1)	12,721,348
2,875,000	Ares CLO Ltd. 8.46%, 07/22/2030, 3 mo. USD LIBOR + 5.700%(1)(2)	2,407,836
2,183,000	Atlas Senior Loan Fund Ltd. 8.52%, 07/26/2031, 3 mo. USD LIBOR + 5.750%(1)(2)	1,693,082
305,000	Ballyrock CLO Ltd. 9.71%, 01/20/2034, 3 mo. USD LIBOR + 7.000%(1)(2)	278,380
1,500,000	Burnham Park CLO Ltd. 8.11%, 10/20/2029, 3 mo. USD LIBOR + 5.400%(1)(2)	1,309,175
2,981,250	Carlyle US CLO Ltd. 8.01%, 01/20/2030, 3 mo. USD LIBOR + 5.300%(1)(2)	2,473,758
	CIFC Funding Ltd.
2,660,000	7.69%, 04/19/2029, 3 mo. USD LIBOR + 4.950%(1)(2)	2,296,327
2,270,000	9.36%, 01/15/2034, 3 mo. USD LIBOR + 6.850%(1)(2)	2,090,795
2,500,000	Dryden 64 CLO Ltd. 8.34%, 04/18/2031, 3 mo. USD LIBOR + 5.600%(1)(2)	2,160,885
18,616	Equity One Mortgage Pass-Through Trust 5.46%, 12/25/2033(3)	14,863
4,899,990	Madison Park Funding Ltd. 8.56%, 10/22/2030, 3 mo. USD LIBOR + 5.800%(1)(2)	4,186,699
3,400,000	Oaktree CLO Ltd. 9.94%, 10/20/2032, 3 mo. USD LIBOR + 7.230%(1)(2)	2,842,849
Shares or Principal Amount		Market Value†
ASSET & COMMERCIAL MORTGAGE-BACKED SECURITIES - 17.8% - (continued)
	Asset-Backed - Finance & Insurance - 2.8% - (continued)
	Octagon Investment Partners Ltd.
$ 2,825,000	8.46%, 07/15/2030, 3 mo. USD LIBOR + 5.950%(1)(2)	$ 2,292,908
5,000,000	8.49%, 07/17/2030, 3 mo. USD LIBOR + 5.750%(1)(2)	4,166,445
3,000,000	Octagon Loan Funding Ltd. 7.46%, 11/18/2031, 3 mo. USD LIBOR + 6.000%(1)(2)	2,494,689
4,910,000	Palmer Square Loan Funding Ltd. 10.22%, 07/20/2029, 3 mo. USD LIBOR + 7.510%(1)(2)	4,363,517
1,940,000	Progress Residential Trust 6.62%, 06/17/2039(1)	1,966,648
2,000,000	Sound Point CLO Ltd. 9.61%, 10/20/2028, 3 mo. USD LIBOR + 6.900%(1)(2)	1,804,114
6,750,000	Stewart Park CLO Ltd. 7.79%, 01/15/2030, 3 mo. USD LIBOR + 5.280%(1)(2)	5,619,976
4,250,000	Symphony CLO Ltd. 8.61%, 10/15/2031, 3 mo. USD LIBOR + 6.100%(1)(2)	3,737,692
6,150,000	Webster Park CLO Ltd. 8.21%, 07/20/2030, 3 mo. USD LIBOR + 5.500%(1)(2)	5,397,910
		66,319,896
	Asset-Backed - Home Equity - 0.2%
	GSAA Home Equity Trust
459,716	2.40%, 12/25/2046, 1 mo. USD LIBOR + 0.140%(2)	151,719
792,344	2.42%, 02/25/2037, 1 mo. USD LIBOR + 0.160%(2)	273,807
823,991	2.62%, 11/25/2036, 1 mo. USD LIBOR + 0.360%(2)	261,246
557,846	2.72%, 04/25/2047, 1 mo. USD LIBOR + 0.460%(2)	305,521
2,000,607	Morgan Stanley Mortgage Loan Trust 2.60%, 11/25/2036, 1 mo. USD LIBOR + 0.340%(2)	680,002
	Soundview Home Loan Trust
2,251,000	2.50%, 07/25/2036, 1 mo. USD LIBOR + 0.240%(2)	2,004,986
99,099	2.76%, 11/25/2036, 1 mo. USD LIBOR + 0.500%(2)	93,216
		3,770,497
	Commercial Mortgage-Backed Securities - 3.4%
2,060,000	BAMLL Commercial Mortgage Securities Trust 3.72%, 11/05/2032(1)(3)	1,599,280
	BBCMS Mortgage Trust
2,490,000	0.99%, 04/15/2053(3)(4)	159,732
4,326,255	1.62%, 04/15/2053(3)(4)	348,896
	Benchmark Mortgage Trust
15,236,168	1.22%, 03/15/2062(3)(4)	870,387
8,667,973	1.52%, 01/15/2054(3)(4)	835,512
10,675,000	BPR Trust 9.59%, 05/15/2039, 1 mo. USD SOFR + 7.628%(1)(2)	10,625,343
1,742,000	BX Commercial Mortgage Trust 4.85%, 09/15/2036, 1 mo. USD LIBOR + 2.850%(1)(2)	1,611,020
1,120,000	BX Trust 6.93%, 06/15/2036, 1 mo. USD LIBOR + 4.930%(1)(2)	1,109,074

199

The Hartford Strategic Income Fund
Schedule of Investments – (continued)
July 31, 2022  (Unaudited)

Shares or Principal Amount		Market Value†
ASSET & COMMERCIAL MORTGAGE-BACKED SECURITIES - 17.8% - (continued)
	Commercial Mortgage-Backed Securities - 3.4% - (continued)
$ 10,165,000	BXSC Commercial Mortgage Trust 6.09%, 03/15/2035, 1 mo. USD SOFR + 4.134%(1)(2)	$ 9,731,886
2,260,000	CAMB Commercial Mortgage Trust 5.25%, 12/15/2037, 1 mo. USD LIBOR + 3.250%(1)(2)	2,151,049
180,000	Citigroup Commercial Mortgage Trust 4.59%, 03/10/2047(1)(3)	167,117
	Commercial Mortgage Trust
1,350,000	4.65%, 08/10/2047(3)	1,278,470
756,698	4.75%, 10/15/2045(1)(3)	317,889
2,419	Credit Suisse First Boston Mortgage Securities Corp. 4.88%, 04/15/2037	2,422
	DBJPM Mortgage Trust
20,396,017	1.44%, 08/10/2049(3)(4)	924,048
4,146,421	1.71%, 09/15/2053(3)(4)	323,806
	GS Mortgage Securities Trust
3,669,061	0.06%, 07/10/2046(3)(4)	1,367
59,052	0.09%, 08/10/2044(1)(3)(4)	0
7,536,994	0.67%, 02/13/2053(3)(4)	274,322
1,510,000	3.57%, 08/15/2024(1)	1,455,683
2,190,000	4.66%, 11/10/2045(1)(3)	2,117,572
175,000	5.00%, 04/10/2047(1)(3)	106,690
1,450,000	6.55%, 10/15/2036, 1 mo. USD LIBOR + 4.550%(1)(2)	1,343,912
9,100,000	Hospitality Investors Trust 8.73%, 07/15/2024	9,065,846
	JP Morgan Chase Commercial Mortgage Securities Trust
860,000	2.73%, 10/15/2045(1)(3)	621,350
485,000	4.36%, 12/15/2047(1)(3)	401,644
3,925,000	KNDL Mortgage Trust 4.00%, 05/15/2036, 1 mo. USD LIBOR + 2.000%(1)(2)	3,773,019
	Morgan Stanley Capital Trust
2,055,000	4.28%, 06/15/2050(3)	1,928,700
465,000	5.08%, 07/15/2049(1)(3)	244,578
4,551	5.65%, 10/12/2052(1)(3)	1,866
11,760,000	SREIT Trust 4.62%, 11/15/2038, 1 mo. USD LIBOR + 2.625%(1)(2)	11,150,785
9,955,000	Taubman Centers Commercial Mortgage Trust 4.89%, 05/15/2037, 1 mo. USD SOFR + 2.932%(1)(2)	9,591,896
15,000	Wells Fargo Commercial Mortgage Trust 4.15%, 05/15/2048(3)	13,531
	Wells Fargo N.A.
6,525,226	0.60%, 11/15/2062(3)(4)	229,075
28,653,024	0.64%, 11/15/2062(3)(4)	1,099,990
5,335,306	0.69%, 12/15/2052(3)(4)	218,091
12,362,363	0.88%, 01/15/2063(3)(4)	631,388
9,286,255	0.90%, 05/15/2062(3)(4)	434,838
4,252,539	1.23%, 03/15/2063(3)(4)	289,742
14,051,983	1.78%, 03/15/2063(3)(4)	1,515,162
	WF-RBS Commercial Mortgage Trust
142,141	3.02%, 11/15/2047(1)	8,530
2,125,000	4.82%, 11/15/2045(1)(3)	2,043,903
215,000	5.00%, 06/15/2044(1)(3)	141,521
		80,760,932
	Other Asset-Backed Securities - 2.3%
1,079,680	Aaset Trust 6.41%, 01/16/2040(1)	140,358
2,235,000	Aligned Data Centers Issuer LLC 2.48%, 08/15/2046(1)	1,930,506
Shares or Principal Amount		Market Value†
ASSET & COMMERCIAL MORTGAGE-BACKED SECURITIES - 17.8% - (continued)
	Other Asset-Backed Securities - 2.3% - (continued)
$ 2,850,000	Avant Loans Funding Trust 6.54%, 09/15/2031	$ 2,840,427
48,209	Bayview Mortgage Fund Trust 3.50%, 01/28/2058(1)(3)	47,282
920,504	CF Hippolyta LLC 2.60%, 07/15/2060(1)	809,063
	Domino's Pizza Master Issuer LLC
468,000	3.67%, 10/25/2049(1)	432,997
644,875	4.12%, 07/25/2048(1)	631,193
1,161,513	GSAMP Trust 2.35%, 01/25/2037, 1 mo. USD LIBOR + 0.090%(2)	736,176
1,895,000	Hotwire Funding LLC 4.46%, 11/20/2051(1)	1,620,331
	Pretium Mortgage Credit Partners LLC
9,920,000	3.60%, 02/25/2061(1)(5)	9,436,529
3,705,000	3.72%, 07/25/2051(1)(5)	3,488,113
6,350,000	3.84%, 07/25/2051(1)(5)	6,063,615
1,890,000	3.84%, 06/27/2060(1)(5)	1,771,207
1,715,000	Vericrest Opportunity Loan Transferee 4.21%, 08/25/2051(1)(5)	1,547,452
2,385,000	VOLT C LLC 4.83%, 05/25/2051(1)(5)	2,287,059
2,205,000	VOLT CI LLC 4.83%, 05/25/2051(1)(5)	2,098,157
2,065,000	VOLT XCIII LLC 4.83%, 02/27/2051(1)(5)	1,974,358
5,705,000	VOLT XCIV LLC 4.95%, 02/27/2051(1)(5)	5,573,733
4,195,000	VOLT XCIX LLC 4.95%, 04/25/2051(1)(5)	4,006,321
5,145,000	VOLT XCV LLC 4.95%, 03/27/2051(1)(5)	4,972,734
568,225	Wendy's Funding LLC 3.88%, 03/15/2048(1)	543,145
		52,950,756
	Whole Loan Collateral CMO - 6.6%
	Alternative Loan Trust
25,462	2.76%, 12/25/2035, 1 mo. USD LIBOR + 0.500%(2)	11,772
94,257	2.80%, 01/25/2036, 1 mo. USD LIBOR + 0.540%(2)	85,359
173,709	2.90%, 11/25/2035, 1 mo. USD LIBOR + 0.640%(2)	142,907
549,624	5.75%, 05/25/2036	277,747
571,037	6.00%, 05/25/2036	345,049
103,035	Bank of America Mortgage Trust 2.77%, 09/25/2035(3)	92,710
100,150	Bear Stearns Adjustable Rate Mortgage Trust 2.38%, 10/25/2035, 12 mo. USD CMT + 2.300%(2)	97,656
49,224	Bear Stearns Alt-A Trust 2.76%, 01/25/2036, 1 mo. USD LIBOR + 0.500%(2)	65,055
	Bellemeade Re Ltd.
1,688,000	6.11%, 01/26/2032, 3 mo. USD SOFR + 4.600%(1)(2)	1,541,360
665,000	8.26%, 08/26/2030, 1 mo. USD LIBOR + 6.000%(1)(2)	674,272
467,533	Chase Mortgage Finance Trust 5.50%, 11/25/2035	380,565
266,222	CHL Mortgage Pass-Through Trust 2.96%, 09/25/2047(3)	242,850
	Connecticut Avenue Securities Trust
2,240,000	5.26%, 01/25/2040, 1 mo. USD LIBOR + 3.000%(1)(2)	1,970,879
9,000,000	5.51%, 01/25/2040, 1 mo. USD LIBOR + 3.250%(1)(2)	8,154,365

200

The Hartford Strategic Income Fund
Schedule of Investments – (continued)
July 31, 2022  (Unaudited)

Shares or Principal Amount		Market Value†
ASSET & COMMERCIAL MORTGAGE-BACKED SECURITIES - 17.8% - (continued)
	Whole Loan Collateral CMO - 6.6% - (continued)
$ 5,885,000	5.66%, 10/25/2039, 1 mo. USD LIBOR + 3.400%(1)(2)	$ 5,649,605
10,387,000	6.01%, 09/25/2039, 1 mo. USD LIBOR + 3.750%(1)(2)	9,976,760
5,362,144	6.36%, 07/25/2039, 1 mo. USD LIBOR + 4.100%(1)(2)	5,339,751
6,286,956	7.51%, 06/25/2039, 1 mo. USD LIBOR + 5.250%(1)(2)	6,424,336
8,200,000	11.51%, 11/25/2039, 1 mo. USD LIBOR + 9.250%(1)(2)	8,123,182
69,828	CSMC Trust 3.25%, 04/25/2047(1)(3)	65,588
	Eagle RE Ltd.
217,145	3.96%, 11/25/2028, 1 mo. USD LIBOR + 1.700%(1)(2)	215,511
8,870,000	7.26%, 10/25/2033, 3 mo. USD SOFR + 5.750%(1)(2)	8,579,212
5,881,000	Ellington Financial Mortgage Trust 3.86%, 06/25/2066(1)(3)	4,187,250
	Fannie Mae Connecticut Avenue Securities
920,510	4.86%, 05/25/2024, 1 mo. USD LIBOR + 2.600%(2)	929,691
3,533,442	5.26%, 07/25/2024, 1 mo. USD LIBOR + 3.000%(2)	3,580,702
6,890,000	6.01%, 10/25/2030, 1 mo. USD LIBOR + 3.750%(2)	6,922,090
497,151	7.16%, 11/25/2024, 1 mo. USD LIBOR + 4.900%(2)	514,493
3,140,000	7.31%, 11/25/2029, 1 mo. USD LIBOR + 5.050%(2)	3,308,051
30,920	GMACM Mortgage Loan Trust 2.90%, 04/19/2036(3)	24,571
283,464	GSR Mortgage Loan Trust 2.89%, 01/25/2036(3)	281,821
922,504	HarborView Mortgage Loan Trust 2.36%, 12/19/2036, 1 mo. USD LIBOR + 0.240%(2)	866,280
10,390,000	Home Re Ltd. 7.01%, 10/25/2034, 3 mo. USD SOFR + 6.750%(1)(2)	9,828,984
18,136	Impac CMB Trust 4.51%, 02/25/2036, 1 mo. USD LIBOR + 2.250%(2)	17,336
367,582	IndyMac IMSC Mortgage Loan Trust 2.41%, 03/25/2047, 1 mo. USD LIBOR + 0.150%(2)	252,645
	JP Morgan Mortgage Trust
109,916	2.69%, 11/25/2035(3)	99,197
21,270	3.12%, 04/25/2037(3)	18,466
144,857	3.25%, 05/25/2036(3)	123,008
1,086,966	Legacy Mortgage Asset Trust 3.25%, 11/25/2059(1)(5)	1,081,850
2,000,000	LHOME Mortgage Trust 4.61%, 06/25/2026(1)(5)	1,800,631
47,663	MASTR Adjustable Rate Mortgages Trust 3.43%, 11/21/2034(3)	45,488
179,681	Nomura Asset Acceptance Corp. Alternative Loan Trust 3.69%, 06/25/2036(3)	142,798
3,970,000	NYMT Loan Trust 3.56%, 08/25/2061(1)(5)	3,596,393
4,645,000	OSAT Trust 3.97%, 05/25/2065(1)(5)	4,364,555
1,635,135	PMT Credit Risk Transfer Trust 5.16%, 02/27/2024, 1 mo. USD LIBOR + 2.900%(1)(2)	1,595,947
Shares or Principal Amount		Market Value†
ASSET & COMMERCIAL MORTGAGE-BACKED SECURITIES - 17.8% - (continued)
	Whole Loan Collateral CMO - 6.6% - (continued)
	Preston Ridge Partners Mortgage Trust LLC
$ 1,265,000	3.47%, 04/25/2026(1)(5)	$ 1,202,036
3,505,000	3.47%, 07/25/2026(1)(5)	3,274,010
5,370,000	3.67%, 08/25/2026(1)(5)	5,173,678
9,255,000	3.97%, 10/25/2026(1)(3)	8,590,482
996,000	4.70%, 11/25/2025(1)(5)	955,699
11,603,000	4.83%, 10/25/2026(1)(5)	10,707,074
268,063	Radnor RE Ltd. 7.86%, 10/25/2030, 1 mo. USD LIBOR + 5.600%(1)(2)	268,180
866,354	Structured Asset Mortgage Investments Trust 2.72%, 02/25/2036, 1 mo. USD LIBOR + 0.460%(2)	787,839
4,675,000	Triangle Re Ltd. 7.76%, 10/25/2033, 1 mo. USD LIBOR + 5.500%(1)(2)	4,554,169
	VCAT LLC
13,902,000	3.84%, 08/25/2051(1)(5)	13,036,491
2,140,000	4.21%, 03/27/2051(1)(5)	2,073,397
2,170,000	Verus Securitization Trust 5.68%, 08/25/2050(1)(5)	2,162,961
	Washington Mutual Mortgage Pass-Through Certificates Trust
334,112	2.86%, 07/25/2036, 1 mo. USD LIBOR + 0.600%(2)	220,870
14,032	3.10%, 06/25/2044, 1 mo. USD LIBOR + 0.840%(2)	13,162
		155,058,786
	Total Asset & Commercial Mortgage-Backed Securities (cost $444,558,687)	$ 416,549,244
CONVERTIBLE BONDS - 2.7%
	Airlines - 0.1%
1,750,000	Southwest Airlines Co. 1.25%, 05/01/2025	$ 2,212,875
	Auto Manufacturers - 0.1%
2,800,000	Arrival S.A. 3.50%, 12/01/2026(1)	1,034,250
1,816,000	Ford Motor Co. 0.00%, 03/15/2026(6)	1,934,040
		2,968,290
	Biotechnology - 0.2%
996,000	Apellis Pharmaceuticals, Inc. 3.50%, 09/15/2026	1,683,352
2,632,000	Exact Sciences Corp. 0.38%, 03/15/2027	2,038,155
		3,721,507
	Commercial Banks - 0.0%
EUR 500,000	Bper Banca 8.75%, 12/31/2099, (8.75% fixed rate until 07/25/2029; 5 year EUR Swap + 8.000% thereafter)(7)(8)(9)	513,543
	Commercial Services - 0.3%
$ 3,243,000	Alarm.com Holdings, Inc. 0.00%, 01/15/2026(6)(10)	2,724,120
1,538,000	Block, Inc. 0.13%, 03/01/2025	1,570,683
EUR 1,200,000	Nexi S.p.A. 1.75%, 04/24/2027(9)	1,064,298
$ 1,877,000	Repay Holdings Corp. 0.00%, 02/01/2026(1)(6)	1,450,921
		6,810,022

201

The Hartford Strategic Income Fund
Schedule of Investments – (continued)
July 31, 2022  (Unaudited)

Shares or Principal Amount		Market Value†
CONVERTIBLE BONDS - 2.7% - (continued)
	Energy-Alternate Sources - 0.1%
$ 1,495,000	Enphase Energy, Inc. 0.00%, 03/01/2028(6)	$ 1,844,830
686,000	Maxeon Solar Technologies Ltd. 6.50%, 07/15/2025	807,079
		2,651,909
	Entertainment - 0.1%
1,970,000	DraftKings Holdings, Inc. 0.00%, 03/15/2028(6)	1,183,970
425,000	Penn National Gaming, Inc. 2.75%, 05/15/2026	700,868
		1,884,838
	Healthcare - Products - 0.3%
2,312,000	Insulet Corp. 0.38%, 09/01/2026	2,899,248
2,244,000	Integra LifeSciences Holdings Corp. 0.50%, 08/15/2025	2,145,264
2,565,000	NuVasive, Inc. 0.38%, 03/15/2025	2,346,975
		7,391,487
	Internet - 0.5%
2,375,000	Airbnb, Inc. 0.00%, 03/15/2026(6)	2,066,250
	ETSY, Inc.
495,000	0.13%, 10/01/2026	695,135
2,128,000	0.25%, 06/15/2028	1,715,168
2,340,000	Sea Ltd. 0.25%, 09/15/2026	1,727,198
2,676,000	Snap, Inc. 0.13%, 03/01/2028(1)	1,799,610
885,000	Trip.com Group Ltd. 1.99%, 07/01/2025	730,983
2,768,000	Uber Technologies, Inc. 0.00%, 12/15/2025(6)	2,298,587
		11,032,931
	IT Services - 0.1%
2,355,000	Rapid7, Inc. 0.25%, 03/15/2027	2,118,323
	Leisure Time - 0.1%
1,906,000	Royal Caribbean Cruises Ltd. 4.25%, 06/15/2023	1,864,611
	Machinery-Diversified - 0.1%
1,600,000	Middleby Corp. 1.00%, 09/01/2025	1,989,600
	Miscellaneous Manufacturing - 0.1%
2,374,000	John Bean Technologies Corp. 0.25%, 05/15/2026	2,209,007
	Pharmaceuticals - 0.3%
1,075,000	Aerie Pharmaceuticals, Inc. 1.50%, 10/01/2024(10)	939,281
1,308,000	Ascendis Pharma A/S 2.25%, 04/01/2028(1)	1,134,690
2,650,000	Dexcom, Inc. 0.25%, 11/15/2025(10)	2,505,906
2,026,000	Jazz Investments I Ltd. 2.00%, 06/15/2026	2,415,885
		6,995,762
	REITS - 0.1%
2,348,000	Pebblebrook Hotel Trust 1.75%, 12/15/2026	2,320,998
	Retail - 0.0%
1,100,000	Shake Shack, Inc. 0.00%, 03/01/2028(6)	775,500
	Software - 0.2%
2,375,000	Avalara, Inc. 0.25%, 08/01/2026(1)	2,024,687
Shares or Principal Amount		Market Value†
CONVERTIBLE BONDS - 2.7% - (continued)
	Software - 0.2% - (continued)
$ 2,175,000	Ceridian HCM Holding, Inc. 0.25%, 03/15/2026(10)	$ 1,816,125
2,450,000	Ringcentral, Inc. 0.00%, 03/01/2025(6)	2,018,188
		5,859,000
	Total Convertible Bonds (cost $72,302,027)	$ 63,320,203
CORPORATE BONDS - 27.1%
	Agriculture - 0.1%
	Kernel Holding S.A.
3,975,000	6.50%, 10/17/2024(1)	$ 1,554,066
1,745,000	6.75%, 10/27/2027(1)	640,415
1,090,000	6.75%, 10/27/2027(9)	400,030
		2,594,511
	Airlines - 0.2%
5,056,396	Hawaiian Brand Intellectual Property Ltd. 5.75%, 01/20/2026(1)	4,900,305
	Auto Manufacturers - 0.7%
	Daimler Trucks Finance North America LLC
1,000,000	2.28%, 06/14/2023, 3 mo. USD SOFR + 0.500%(1)(2)	995,743
2,500,000	3.06%, 04/05/2024, 3 mo. USD SOFR + 1.000%(1)(2)	2,487,822
5,845,000	General Motors Co. 5.40%, 10/15/2029	5,848,404
	Honda Canada Finance, Inc.
CAD 300,000	2.54%, 03/01/2023	232,541
800,000	2.81%, 09/19/2022, 3 mo. CAD LIBOR + 0.320%(2)	624,207
	Mercedes-Benz Finance Canada, Inc.
1,000,000	2.57%, 11/22/2022	778,708
1,800,000	3.30%, 08/16/2022	1,405,998
	VW Credit Canada, Inc.
4,130,000	3.25%, 03/29/2023	3,209,138
500,000	3.70%, 11/14/2022	390,664
		15,973,225
	Auto Parts & Equipment - 0.3%
EUR 3,986,000	Adient Global Holdings Ltd. 3.50%, 08/15/2024(9)	3,885,016
2,645,000	Clarios Global L.P. / Clarios U.S. Finance Co. 4.38%, 05/15/2026(9)	2,503,276
		6,388,292
	Beverages - 0.2%
$ 5,058,000	Central American Bottling Corp. / CBC Bottling Holdco SL / Beliv Holdco SL 5.25%, 04/27/2029(1)	4,784,261
	Chemicals - 0.9%
185,000	Avient Corp. 7.13%, 08/01/2030	190,628
	Braskem Idesa SAPI
7,715,000	6.99%, 02/20/2032(1)	6,651,873
460,000	6.99%, 02/20/2032(9)	396,612
520,000	Braskem Netherlands Finance B.V. 4.50%, 01/10/2028(9)	486,907
445,000	GC Treasury Centre Co., Ltd. 4.40%, 03/30/2032(1)	413,740
	OCP S.A.
4,205,000	3.75%, 06/23/2031(9)	3,403,342
200,000	3.75%, 06/23/2031(1)	161,871
4,999,000	5.13%, 06/23/2051(1)	3,511,358

202

The Hartford Strategic Income Fund
Schedule of Investments – (continued)
July 31, 2022  (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 27.1% - (continued)
	Chemicals - 0.9% - (continued)
$ 200,000	5.13%, 06/23/2051(9)	$ 140,482
230,000	5.63%, 04/25/2024(9)	232,844
7,405,000	Sasol Financing USA LLC 5.50%, 03/18/2031	6,038,778
		21,628,435
	Commercial Banks - 2.9%
	Abanca Corp. Bancaria S.A.
EUR 600,000	4.63%, 04/07/2030, (4.63% fixed rate until 04/07/2025; 5 year EUR Swap + 5.014% thereafter)(7)(9)	563,405
400,000	6.00%, 01/20/2026, (6.00% fixed rate until 01/20/2026; 5 year EUR Swap + 6.570% thereafter)(7)(8)(9)	367,938
400,000	7.50%, 10/02/2023, (7.50% fixed rate until 10/02/2023; 5 year EUR Swap + 7.326% thereafter)(7)(8)(9)	412,413
	AIB Group plc
530,000	2.88%, 05/30/2031, (2.88% fixed rate until 05/30/2026; 5 year EUR Swap + 3.300% thereafter)(7)(9)	511,991
990,000	5.25%, 10/09/2024, (5.25% fixed rate until 10/09/2024; 5 year EUR Swap + 5.702% thereafter)(7)(8)(9)	962,310
400,000	Argenta Spaarbank N.V. 1.38%, 02/08/2029, (1.38% fixed rate until 02/08/2028; 1 year EUR Swap + 1.100% thereafter)(7)(9)	365,187
$ 1,140,000	ASB Bank Ltd. 5.28%, 06/17/2032, (5.28% fixed rate until 06/17/2027; 5 year USD CMT + 2.254% thereafter)(1)(7)	1,141,898
	Banca Monte dei Paschi di Siena S.p.A.
EUR 675,000	1.88%, 01/09/2026(9)	553,832
750,000	2.63%, 04/28/2025(9)	652,759
	Banco de Credito del Peru S.A.
$ 321,000	3.13%, 07/01/2030, (3.13% fixed rate until 07/01/2025; 5 year USD CMT + 3.000% thereafter)(7)(9)	292,509
110,000	3.25%, 09/30/2031, (3.25% fixed rate until 09/30/2026; 5 year USD CMT + 2.450% thereafter)(7)(9)	95,562
385,000	Banco do Brasil S.A. 4.88%, 01/11/2029(1)	359,012
	Banco Santander S.A.
EUR 1,140,000	1.00%, 12/15/2024(8)	1,063,304
$ 1,200,000	2.68%, 05/24/2024, 3 mo. USD SOFR + 1.240%(2)	1,196,292
380,000	Bancolombia S.A. 4.63%, 12/18/2029, (4.63% fixed rate until 12/18/2024; 5 year USD CMT + 2.944% thereafter)(7)	324,900
490,000	Bangkok Bank PCL 3.47%, 09/23/2036, (3.47% fixed rate until 09/23/2031; 5 year USD CMT + 2.150% thereafter)(1)(7)	421,191
455,000	Bank Hapoalim BM 3.26%, 01/21/2032, (3.25% fixed rate until 01/21/2027; 5 year USD CMT + 2.155% thereafter)(1)(7)(9)	391,406
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 27.1% - (continued)
	Commercial Banks - 2.9% - (continued)
	Bank Leumi Le-Israel BM
$ 200,000	3.28%, 01/29/2031, (3.27% fixed rate until 01/29/2026; 5 year USD CMT + 1.631% thereafter)(1)(7)(9)	$ 179,000
200,000	5.13%, 07/27/2027(1)(9)	204,000
3,500,000	Bank of China Ltd. 2.38%, 11/22/2022, 3 mo. USD LIBOR + 0.880%(2)(9)	3,498,355
610,000	Bank of Ireland Group plc 4.13%, 09/19/2027, (4.13% fixed rate until 09/19/2022; 5 year USD CMT + 2.500% thereafter)(7)(9)	601,755
500,000	Bank of Montreal 2.47%, 03/08/2024(2)	496,420
CAD 6,190,000	Bank of Nova Scotia 2.38%, 05/01/2023	4,778,402
	Barclays plc
EUR 450,000	0.58%, 08/09/2029, (0.58% fixed rate until 08/09/2028; 1 year EUR Swap + 1.260% thereafter)(7)(9)	396,462
$ 425,000	2.67%, 03/10/2032, (2.67% fixed rate until 03/10/2031; 12 mo. USD CMT + 1.200% thereafter)(7)	348,925
GBP 400,000	3.00%, 05/08/2026(9)	468,872
875,000	5.88%, 09/15/2024, (5.88% fixed rate until 09/15/2024; 5 year GBP Swap + 5.187% thereafter)(7)(8)(9)	1,006,968
625,000	6.38%, 12/15/2025, (6.38% fixed rate until 12/15/2025; 5 year UK Government Bond + 6.016% thereafter)(7)(8)(9)	718,312
$ 550,000	7.75%, 09/15/2023, (7.75% fixed rate until 09/15/2023; 5 year USD Swap + 4.842% thereafter)(7)(8)	554,066
490,000	BBVA Global Finance Ltd. 7.00%, 12/01/2025	520,783
EUR 600,000	Belfius Bank S.A. 3.63%, 04/16/2025, (3.63% fixed rate until 04/16/2025; 5 year EUR Swap + 2.938% thereafter)(7)(8)(9)	493,650
$ 655,000	BNP Paribas S.A. 6.63%, 03/25/2024, (6.63% fixed rate until 03/25/2024; 5 year USD Swap + 4.149% thereafter)(1)(7)(8)	657,199
EUR 600,000	BPCE S.A. 1.50%, 01/13/2042, (1.50% fixed rate until 10/13/2026; 5 year EUR Swap + 1.750% thereafter)(7)(9)	553,581
400,000	CaixaBank S.A. 5.25%, 03/23/2026, (5.25% fixed rate until 03/23/2026; 5 year EUR Swap + 4.504% thereafter)(7)(8)(9)	362,828
CAD 1,000,000	Canadian Imperial Bank of Commerce 2.43%, 06/09/2023	770,442
$ 1,000,000	Cooperatieve Rabobank UA 2.81%, 06/28/2023, 3 mo. USD SOFR + 0.530%(2)	998,574
	Credit Agricole S.A.
525,000	1.91%, 06/16/2026, (1.91% fixed rate until 06/16/2025; 3 mo. USD SOFR + 1.676% thereafter)(7)(9)(10)	485,227
GBP 700,000	7.50%, 06/23/2026, (7.50% fixed rate until 06/23/2026; 5 year GBP Swap + 4.812% thereafter)(1)(7)(8)	860,976
	Credit Suisse Group AG
EUR 620,000	0.63%, 01/18/2033(9)	443,012

203

The Hartford Strategic Income Fund
Schedule of Investments – (continued)
July 31, 2022  (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 27.1% - (continued)
	Commercial Banks - 2.9% - (continued)
$ 1,925,000	6.25%, 12/18/2024, (6.25% fixed rate until 12/18/2024; 5 year USD Swap + 3.455% thereafter)(7)(8)(9)	$ 1,842,263
2,350,000	7.50%, 12/11/2023, (7.50% fixed rate until 12/11/2023; 5 year USD Swap + 4.598% thereafter)(1)(7)(8)	2,307,169
550,000	7.50%, 12/11/2023, (7.50% fixed rate until 12/11/2023; 5 year USD Swap + 4.598% thereafter)(7)(8)(9)	539,976
990,000	9.75%, 06/23/2027, (9.75% fixed rate until 06/23/2027; 5 year USD CMT + 6.383% thereafter)(1)(7)(8)	1,051,380
	Danske Bank A/S
300,000	1.62%, 09/11/2026, (1.62% fixed rate until 09/11/2025; 12 mo. USD CMT + 1.350% thereafter)(1)(7)	269,783
958,000	4.38%, 05/18/2026, (4.38% fixed rate until 05/18/2026; 5 year USD CMT + 3.387% thereafter)(7)(8)(9)	824,355
325,000	5.38%, 01/12/2024(1)	329,495
1,100,000	7.00%, 06/26/2025, (7.00% fixed rate until 06/26/2025; 7 year USD CMT + 4.130% thereafter)(7)(8)(9)	1,062,160
	Deutsche Bank AG
EUR 700,000	4.00%, 06/24/2032, (4.00% fixed rate until 03/24/2027; 5 year EUR CMS + 3.300% thereafter)(7)(9)	684,549
$ 265,000	4.30%, 05/24/2028, (4.30% fixed rate until 05/24/2023; 5 year USD Swap + 2.248% thereafter)(7)	247,734
EUR 600,000	4.50%, 11/30/2026, (4.50% fixed rate until 11/30/2026; 5 year EUR Swap + 4.552% thereafter)(7)(8)(9)	504,382
$ 535,000	4.88%, 12/01/2032, (4.88% fixed rate until 12/01/2027; 5 year USD ICE Swap + 2.553% thereafter)(7)	461,549
EUR 400,000	Erste Group Bank AG 4.25%, 10/15/2027, (4.25% fixed rate until 10/15/2027; 5 year EUR Swap + 4.646% thereafter)(7)(8)(9)	337,448
925,000	FinecoBank Banca Fineco S.p.A. 5.88%, 12/03/2024, (5.88% fixed rate until 12/03/2024; 5 year EUR Swap + 6.144% thereafter)(7)(8)(9)	953,054
$ 5,010,000	Freedom Mortgage Corp. 7.63%, 05/01/2026(1)	4,114,798
100,000	Goldman Sachs Group, Inc. 2.25%, 02/23/2023, 3 mo. USD LIBOR + 0.750%(2)	99,863
200,000	Grupo Aval Ltd. 4.75%, 09/26/2022(9)	199,711
	HSBC Bank Canada
CAD 1,050,000	2.25%, 09/15/2022	819,066
4,560,000	2.54%, 01/31/2023	3,540,516
$ 650,000	HSBC Bank plc 3.13%, 12/30/2022, 6 mo. USD LIBOR + 0.250%(2)(8)	497,250
	HSBC Holdings plc
GBP 425,000	1.75%, 07/24/2027, (1.75% fixed rate until 07/24/2026; SONIA + 1.307% thereafter)(7)	477,387
$ 385,000	2.80%, 05/24/2032, (2.80% fixed rate until 05/24/2031; 3 mo. USD SOFR + 1.187% thereafter)(7)	322,451
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 27.1% - (continued)
	Commercial Banks - 2.9% - (continued)
$ 1,260,000	4.60%, 12/17/2030, (4.60% fixed rate until 12/17/2030; 5 year USD CMT + 3.649% thereafter)(7)(8)	$ 1,051,848
255,000	4.76%, 03/29/2033, (4.76% fixed rate until 03/29/2032; 3 mo. USD SOFR + 2.530% thereafter)(7)	242,511
	Industrial & Commercial Bank of China Ltd.
1,000,000	2.67%, 09/16/2022, 3 mo. USD LIBOR + 0.670%(2)(9)	998,558
2,000,000	2.96%, 11/08/2022	1,998,860
980,000	Itau Unibanco Holding S.A. 2.90%, 01/24/2023(9)	976,570
EUR 550,000	Jyske Bank A/S 3.63%, 12/04/2028, (3.63% fixed rate until 12/04/2028; 5 year EUR Swap + 3.688% thereafter)(7)(8)(9)	466,285
	La Banque Postale S.A.
600,000	0.75%, 06/23/2031(9)	514,235
400,000	3.88%, 05/20/2026, (3.88% fixed rate until 05/20/2026; 5 year EUR Swap + 4.010% thereafter)(7)(8)(9)	359,046
$ 460,000	Mizrahi Tefahot Bank Ltd. 3.08%, 04/07/2031, (3.08% fixed rate until 04/07/2026; 5 year USD CMT + 2.250% thereafter)(1)(7)(9)	405,950
1,445,000	Mizuho Financial Group, Inc. 2.40%, 03/05/2023, 3 mo. USD LIBOR + 0.790%(2)	1,446,140
	Natwest Group plc
EUR 550,000	0.78%, 02/26/2030, (0.78% fixed rate until 02/26/2029; 3 mo. EURIBOR + 0.949% thereafter)(7)(9)	488,453
GBP 525,000	2.11%, 11/28/2031, (2.11% fixed rate until 08/26/2026; 5 year UK Government Bond + 1.750% thereafter)(7)(9)	569,440
$ 920,000	3.03%, 11/28/2035, (3.03% fixed rate until 08/28/2030; 5 year USD CMT + 2.350% thereafter)(7)	750,127
400,000	QNB Finance Ltd. 3.50%, 03/28/2024(9)	398,042
EUR 700,000	Raiffeisen Bank International AG 1.38%, 06/17/2033, (1.38% fixed rate until 03/17/2028; 5 year EUR CMS + 1.600% thereafter)(7)(9)	507,837
$ 430,000	Shinhan Bank Co., Ltd. 4.38%, 04/13/2032(1)	423,762
	Societe Generale S.A.
1,090,000	4.75%, 05/26/2026, (4.75% fixed rate until 05/26/2026; 5 year USD CMT + 3.931% thereafter)(1)(7)(8)	949,375
590,000	6.75%, 04/06/2028, (6.75% fixed rate until 04/06/2028; 5 year USD Swap + 3.929% thereafter)(1)(7)(8)	554,628
430,000	Standard Chartered plc 7.75%, 04/02/2023, (7.75% fixed rate until 04/02/2023; 5 year USD Swap + 5.723% thereafter)(7)(8)(9)	440,825
	UBS Group AG
630,000	4.88%, 02/12/2027, (4.88% fixed rate until 02/12/2027; 5 year USD CMT + 3.404% thereafter)(7)(8)(9)	561,414

204

The Hartford Strategic Income Fund
Schedule of Investments – (continued)
July 31, 2022  (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 27.1% - (continued)
	Commercial Banks - 2.9% - (continued)
$ 500,000	5.00%, 01/31/2023, (5.00% fixed rate until 01/31/2023; 5 year USD Swap + 2.432% thereafter)(7)(8)(9)	$ 475,160
1,050,000	7.00%, 02/19/2025, (7.00% fixed rate until 02/19/2025; 5 year USD Swap + 4.866% thereafter)(7)(8)(9)	1,091,349
EUR 200,000	Unicaja Banco S.A. 4.88%, 11/18/2026, (4.88% fixed rate until 11/18/2026; 5 year EUR Swap + 5.020% thereafter)(7)(8)(9)	162,588
$ 510,000	United Overseas Bank Ltd. 3.86%, 10/07/2032, (3.86% fixed rate until 10/07/2027; 5 year USD CMT + 1.450% thereafter)(1)(7)	494,751
	Virgin Money UK plc
GBP 325,000	2.63%, 08/19/2031, (2.63% fixed rate until 05/19/2026; 5 year UK Government Bond + 2.250% thereafter)(7)(9)	350,955
763,000	8.00%, 12/08/2022, (8.00% fixed rate until 12/08/2022; 5 year GBP Swap + 6.527% thereafter)(7)(8)(9)	938,328
450,000	9.25%, 06/08/2024, (9.25% fixed rate until 06/08/2024; 5 year UK Government Bond + 8.307% thereafter)(7)(8)(9)	551,435
		68,728,529
	Commercial Services - 0.9%
	Castor S.p.A.
EUR 1,030,000	5.25%, 02/15/2029, 3 mo. EURIBOR + 5.25%(1)(2)	962,810
2,685,000	6.00%, 02/15/2029(1)	2,451,397
	IPD 3 B.V.
3,985,000	5.50%, 12/01/2025(9)	3,706,310
390,000	5.50%, 12/01/2025(1)	362,725
4,980,000	La Financiere Atalian SASU 4.00%, 05/15/2024(9)	4,898,940
	Nexi S.p.A.
2,495,000	1.63%, 04/30/2026(9)	2,307,763
1,000,000	2.13%, 04/30/2029(9)	830,176
	Q-Park Holding I B.V.
910,000	2.00%, 03/01/2026, 3 mo. EURIBOR + 2.000%(2)(9)	827,758
540,000	2.00%, 03/31/2026, 3 mo. EURIBOR + 2.000%(1)(2)	491,197
$ 2,232,000	Signal Parent, Inc. 6.13%, 04/01/2029(1)(10)	1,322,051
	Verisure Holding AB
EUR 308,000	3.25%, 02/15/2027(1)	275,442
555,000	3.88%, 07/15/2026(1)	523,497
410,000	3.88%, 07/15/2026(9)	386,727
	Verisure Midholding AB
440,000	5.25%, 02/15/2029(9)	376,099
306,000	5.25%, 02/15/2029(1)	261,560
		19,984,452
	Diversified Financial Services - 1.1%
$ 500,000	AerCap Ireland Capital DAC / AerCap Global Aviation Trust 2.71%, 09/29/2023, 3 mo. USD SOFR + 0.680%(2)	492,675
385,000	BOC Aviation USA Corp. 1.63%, 04/29/2024(1)	367,643
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 27.1% - (continued)
	Diversified Financial Services - 1.1% - (continued)
$ 620,000	Gtlk Europe Capital DAC 4.80%, 02/26/2028(9)	$ 77,500
1,398,000	Home Point Capital, Inc. 5.00%, 02/01/2026(1)	962,742
	LD Holdings Group LLC
1,564,000	6.13%, 04/01/2028(1)	950,130
3,220,000	6.50%, 11/01/2025(1)	2,063,448
EUR 1,400,000	LeasePlan Corp. N.V. 7.38%, 05/29/2024, (7.38% fixed rate until 05/29/2024; 5 year EUR CMS + 7.556% thereafter)(7)(8)(9)	1,460,517
$ 1,604,000	LFS Topco LLC 5.88%, 10/15/2026(1)	1,311,051
	Midcap Financial Issuer Trust
1,389,000	5.63%, 01/15/2030(1)	1,119,798
5,230,000	6.50%, 05/01/2028(1)	4,805,324
500,000	PennyMac Financial Services, Inc. 5.38%, 10/15/2025(1)	468,143
6,935,000	Shriram Transport Finance Co., Ltd. 4.15%, 07/18/2025(9)	6,138,577
5,470,000	Vistajet Malta/XO Management 6.38%, 02/01/2030(1)	4,772,575
		24,990,123
	Electric - 2.6%
	Alfa Desarrollo S.p.A.
229,380	4.55%, 09/27/2051(1)	165,153
214,419	4.55%, 09/27/2051(9)	154,382
EUR 6,880,000	Bulgarian Energy Holding 2.45%, 07/22/2028(9)	5,623,252
$ 440,000	Consorcio Transmantaro S.A. 5.20%, 04/11/2038(1)	404,782
	Edison International
4,993,000	5.00%, 12/15/2026, (5.00% fixed rate until 12/15/2026; 5 year USD CMT + 3.901% thereafter)(7)(8)	4,199,853
8,372,000	5.38%, 03/15/2026, (5.38% fixed rate until 03/15/2026; 5 year USD CMT + 4.698% thereafter)(7)(8)	7,222,206
351,900	Greenko Power II Ltd. 4.30%, 12/13/2028(1)	301,048
3,170,000	Inkia Energy Ltd. 5.88%, 11/09/2027(9)	2,915,760
	Israel Electric Corp. Ltd.
1,315,000	4.25%, 08/14/2028(1)(9)	1,300,777
475,000	5.00%, 11/12/2024(1)(9)	480,843
430,000	Kallpa Generacion S.A. 4.88%, 05/24/2026(9)	413,875
695,000	Lamar Funding Ltd. 3.96%, 05/07/2025(9)	664,920
670,000	OmGrid Funding Ltd. 5.20%, 05/16/2027(9)	638,400
5,950,000	Oryx Funding Ltd. 5.80%, 02/03/2031(1)	5,548,375
14,015,000	PG&E Corp. 5.25%, 07/01/2030	12,578,463
430,000	Star Energy Geothermal Darajat II / Star Energy Geothermal Salak 4.85%, 10/14/2038(9)	367,865
	Termocandelaria Power Ltd.
3,145,850	7.88%, 01/30/2029(9)	2,787,178
170,000	7.88%, 01/30/2029(1)	150,618
CAD 1,000,000	Toronto Hydro Corp. 2.91%, 04/10/2023	777,199
$ 21,145,000	Zorlu Yenilenebilir Enerji AS 9.00%, 06/01/2026(1)	14,538,456
		61,233,405

205

The Hartford Strategic Income Fund
Schedule of Investments – (continued)
July 31, 2022  (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 27.1% - (continued)
	Electronics - 0.0%
$ 880,000	II-VI, Inc. 5.00%, 12/15/2029(1)	$ 838,200
	Energy-Alternate Sources - 1.3%
3,787,200	Continuum Energy Levanter Pte Ltd. 4.50%, 02/09/2027(1)	3,136,559
14,810,000	Energo-Pro AS 8.50%, 02/04/2027(1)	14,046,989
6,720,000	FS Luxembourg S.a.r.l. 10.00%, 12/15/2025(1)	6,852,048
	Greenko Dutch B.V.
2,691,750	3.85%, 03/29/2026(9)	2,354,474
1,692,650	3.85%, 03/29/2026(1)	1,480,561
	Greenko Mauritius Ltd.
2,030,000	6.25%, 02/21/2023(1)	1,995,490
280,000	6.25%, 02/21/2023(9)	275,240
1,145,000	Investment Energy Resources Ltd. 6.25%, 04/26/2029(1)	1,051,976
		31,193,337
	Engineering & Construction - 1.3%
720,000	Aeropuerto Internacional de Tocumen S.A. 5.13%, 08/11/2061(1)	596,448
3,250,000	Aeropuertos Dominicanos Siglo XXI S.A. 6.75%, 03/30/2029(9)	2,976,025
369,767	Bioceanico Sovereign Certificate Ltd. 0.00%, 06/05/2034(1)(6)	231,105
	IHS Holding Ltd.
2,660,000	5.63%, 11/29/2026(1)	2,206,842
460,000	5.63%, 11/29/2026(9)	381,634
3,744,000	6.25%, 11/29/2028(1)	3,068,882
725,000	IHS Netherlands Holdco B.V. 8.00%, 09/18/2027(9)	644,337
380,000	Interchile S.A. 4.50%, 06/30/2056(1)	324,900
	International Airport Finance S.A.
9,244,925	12.00%, 03/15/2033(9)	8,700,167
7,716,128	12.00%, 03/15/2033(1)(10)	7,261,454
	Mexico City Airport Trust
200,000	3.88%, 04/30/2028(9)	178,000
285,000	4.25%, 10/31/2026(9)	268,519
4,190,000	5.50%, 07/31/2047(9)	3,189,638
		30,027,951
	Entertainment - 0.1%
500,000	Caesars Entertainment, Inc. 8.13%, 07/01/2027(1)	500,675
500,000	Cinemark USA, Inc. 5.25%, 07/15/2028(1)	446,250
305,000	Magallanes, Inc. 3.66%, 03/15/2024(1)(2)	303,902
		1,250,827
	Environmental Control - 0.1%
	Verde Bidco S.p.A.
EUR 2,500,000	4.63%, 10/01/2026(9)	2,069,957
1,265,000	4.63%, 10/01/2026(1)	1,047,399
		3,117,356
	Food - 0.2%
GBP 1,850,000	Bellis Acquisition Co. plc 4.50%, 02/16/2026(9)	1,869,932
$ 530,000	BRF S.A. 4.88%, 01/24/2030(9)	464,810
GBP 1,310,000	Iceland Bondco plc 4.63%, 03/15/2025(9)	1,332,090
		3,666,832
	Forest Products & Paper - 0.1%
$ 330,000	Celulosa Arauco y Constitucion S.A. 5.50%, 04/30/2049(1)	276,787
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 27.1% - (continued)
	Forest Products & Paper - 0.1% - (continued)
$ 225,000	Inversiones CMPC S.A. 3.85%, 01/13/2030(9)	$ 202,500
EUR 1,950,000	WEPA Hygieneprodukte GmbH 2.88%, 12/15/2027(9)	1,506,925
		1,986,212
	Hand/Machine Tools - 0.1%
3,360,000	IMA Industria Macchine Automatiche S.p.A. 3.75%, 01/15/2028(9)	2,809,083
	Home Builders - 0.3%
$ 3,378,000	Adams Homes, Inc. 7.50%, 02/15/2025(1)	2,955,750
3,201,000	STL Holding Co. LLC 7.50%, 02/15/2026(1)	2,840,887
500,000	Williams Scotsman International, Inc. 4.63%, 08/15/2028(1)	468,828
		6,265,465
	Insurance - 0.5%
	AIA Group Ltd.
EUR 200,000	0.88%, 09/09/2033, (0.88% fixed rate until 06/09/2028; 5 year EUR Swap + 1.100% thereafter)(7)(9)	173,566
$ 400,000	3.20%, 03/11/2025(1)	395,512
470,000	3.20%, 09/16/2040(9)	379,763
4,384,000	AssuredPartners, Inc. 5.63%, 01/15/2029(1)	3,901,760
	AXA S.A.
475,000	6.38%, 12/14/2036, (6.38% fixed rate until 12/14/2036; 3 mo. USD LIBOR + 2.256% thereafter)(7)(8)(9)	537,245
1,400,000	8.60%, 12/15/2030	1,705,841
3,325,000	HUB International Ltd. 5.63%, 12/01/2029(1)	2,945,895
	Mutuelle Assurance Des Commercants et Industriels de France et Des Cadres et Sal
EUR 500,000	0.63%, 06/21/2027(9)	451,899
200,000	2.13%, 06/21/2052, (2.13% fixed rate until 03/21/2032; 3 mo. EURIBOR + 3.449% thereafter)(7)(9)	164,907
GBP 200,000	Utmost Group 6.13%, 12/15/2028, (6.13% fixed rate until 12/15/2028; 5 year UK Government Bond + 4.983% thereafter)(7)(8)(9)	192,656
		10,849,044
	Internet - 0.3%
$ 5,246,000	Arches Buyer, Inc. 6.13%, 12/01/2028(1)(10)	4,301,720
	Meituan
4,350,000	3.05%, 10/28/2030(9)	3,143,521
320,000	3.05%, 10/28/2030(1)	231,247
245,000	Prosus N.V. 3.26%, 01/19/2027(1)	221,304
		7,897,792
	Investment Company Security - 0.3%
6,993,000	Hightower Holding LLC 6.75%, 04/15/2029(1)	5,496,469
2,336,000	Huarong Finance Co., Ltd. 3.75%, 05/29/2024(9)	2,137,640
		7,634,109

206

The Hartford Strategic Income Fund
Schedule of Investments – (continued)
July 31, 2022  (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 27.1% - (continued)
	Iron/Steel - 0.4%
	CSN Inova Ventures
$ 4,970,000	6.75%, 01/28/2028(1)	$ 4,628,312
660,000	6.75%, 01/28/2028(9)(10)	614,625
1,350,000	CSN Resources S.A. 5.88%, 04/08/2032(1)	1,077,239
	Metinvest B.V.
EUR 2,525,000	5.63%, 06/17/2025(1)	1,014,515
$ 3,087,000	7.65%, 10/01/2027(1)	1,203,930
6,330,000	PJSC Koks via IMH Capital DAC 5.90%, 09/23/2025(1)	316,500
		8,855,121
	Leisure Time - 0.9%
	Carnival Corp.
11,105,000	5.75%, 03/01/2027(1)	8,901,268
4,855,000	6.00%, 05/01/2029(1)	3,728,195
670,000	10.50%, 06/01/2030(1)	595,158
	Royal Caribbean Cruises Ltd.
500,000	5.50%, 08/31/2026(1)	394,899
6,945,000	10.88%, 06/01/2023(1)	7,101,158
		20,720,678
	Lodging - 0.1%
4,080,000	Wynn Macau Ltd. 5.13%, 12/15/2029(1)	3,121,200
	Machinery-Diversified - 0.4%
CAD 1,620,000	John Deere Canada Funding, Inc. 2.63%, 09/21/2022	1,264,289
$ 8,190,000	OT Merger Corp. 7.88%, 10/15/2029(1)	5,733,000
EUR 1,330,000	Vertical Midco GmbH 4.38%, 07/15/2027(9)	1,244,564
		8,241,853
	Media - 0.4%
$ 200,000	Cable Onda S.A. 4.50%, 01/30/2030(9)	177,176
	Virgin Media Secured Finance plc
GBP 1,285,000	4.13%, 08/15/2030(9)	1,339,531
785,000	4.13%, 08/15/2030(1)	818,313
	Virgin Media Vendor Financing Notes DAC
3,345,000	4.88%, 07/15/2028(9)	3,543,980
790,000	4.88%, 07/15/2028(1)	836,994
	VTR Finance N.V.
$ 2,855,000	6.38%, 07/15/2028(1)	1,722,545
1,590,000	6.38%, 07/15/2028(9)	959,316
		9,397,855
	Mining - 0.4%
	AngloGold Ashanti Holdings plc
365,000	3.38%, 11/01/2028	317,340
200,000	3.75%, 10/01/2030	171,371
	Freeport Indonesia PT
3,552,000	5.32%, 04/14/2032(1)	3,321,120
210,000	6.20%, 04/14/2052(1)	185,619
325,000	Nacional del Cobre de Chile Corp. 3.70%, 01/30/2050(1)	255,430
6,890,000	Stillwater Mining Co. 4.00%, 11/16/2026(9)	5,902,663
		10,153,543
	Oil & Gas - 3.2%
420,000	Earthstone Energy Holdings LLC 8.00%, 04/15/2027(1)	401,230
8,395,000	Ecopetrol S.A. 4.63%, 11/02/2031	6,904,888
835,000	Empresa Nacional del Petroleo 5.25%, 11/06/2029(9)	791,163
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 27.1% - (continued)
	Oil & Gas - 3.2% - (continued)
	Energean Israel Finance Ltd.
$ 2,180,000	4.50%, 03/30/2024(1)(9)	$ 2,075,796
2,590,000	4.88%, 03/30/2026(1)(9)	2,373,735
2,200,000	5.38%, 03/30/2028(1)(9)	1,938,420
14,215,000	5.88%, 03/30/2031(1)(9)	12,089,857
	Kosmos Energy Ltd.
6,555,000	7.50%, 03/01/2028(1)	5,332,726
200,000	7.75%, 05/01/2027(9)	169,064
	Leviathan Bond Ltd.
2,372,000	6.50%, 06/30/2027(1)(9)	2,274,549
4,385,000	6.75%, 06/30/2030(1)(9)	4,129,547
7,595,000	Medco Laurel Tree Pte Ltd. 6.95%, 11/12/2028(1)	6,535,498
	Petroleos de Venezuela S.A.
290,000	6.00%, 05/16/2024*(9)(11)	11,159
125,000	9.00%, 11/17/2021*(9)(11)	5,000
	Petroleos Mexicanos
4,120,000	7.69%, 01/23/2050	3,002,450
3,260,000	8.75%, 06/02/2029(1)	3,069,290
	Qatar Energy
495,000	1.38%, 09/12/2026(1)	456,966
620,000	2.25%, 07/12/2031(1)	550,978
720,000	3.30%, 07/12/2051(9)	603,058
250,000	Range Resources Corp. 4.75%, 02/15/2030(1)	238,750
	Saudi Arabian Oil Co.
415,000	1.63%, 11/24/2025(9)	388,855
1,325,000	2.88%, 04/16/2024(9)	1,306,164
845,000	3.25%, 11/24/2050(9)	660,790
	Tullow Oil plc
4,005,000	7.00%, 03/01/2025(9)	3,306,128
11,270,000	10.25%, 05/15/2026(1)(10)	10,551,537
1,240,000	10.25%, 05/15/2026(9)	1,160,950
EUR 1,900,000	Wintershall Dea Finance 2 B.V. 3.00%, 07/20/2028, (3.00% fixed rate until 07/20/2028; 5 year EUR Swap + 3.319% thereafter)(7)(8)(9)	1,495,150
$ 5,490,000	YPF S.A. 6.95%, 07/21/2027(9)	3,056,409
		74,880,107
	Oil & Gas Services - 0.2%
6,885,000	Borets Finance DAC 6.00%, 09/17/2026(1)	2,190,290
4,390,544	Guara Norte S.a.r.l. 5.20%, 06/15/2034(1)	3,600,246
		5,790,536
	Packaging & Containers - 0.5%
EUR 576,347	ARD Finance S.A. (5.00% Cash, 5.75% PIK) 5.00%, 06/30/2027(1)(12)	440,034
$ 550,000	Ardagh Packaging Finance plc / Ardagh Holdings USA, Inc. 5.25%, 08/15/2027(1)	418,157
5,380,000	Clydesdale Acquisition Holdings, Inc. 8.75%, 04/15/2030(1)	5,107,611
6,773,000	SAN Miguel Industrias Pet S.A. 3.50%, 08/02/2028(1)	5,622,604
		11,588,406
	Pharmaceuticals - 0.8%
	Bausch Health Cos., Inc.
6,685,000	5.00%, 01/30/2028(1)	3,559,762
4,035,000	5.00%, 02/15/2029(1)	2,038,200

207

The Hartford Strategic Income Fund
Schedule of Investments – (continued)
July 31, 2022  (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 27.1% - (continued)
	Pharmaceuticals - 0.8% - (continued)
EUR 1,745,000	Teva Pharmaceutical Finance Netherlands B.V. 4.50%, 03/01/2025	$ 1,778,868
13,120,000	Teva Pharmaceutical Finance Netherlands II B.V. 4.38%, 05/09/2030	11,800,177
		19,177,007
	Pipelines - 0.5%
$ 200,000	Abu Dhabi Crude Oil Pipeline LLC 4.60%, 11/02/2047(9)	195,052
	AI Candelaria Spain S.A.
7,310,000	5.75%, 06/15/2033(1)	5,482,500
385,000	5.75%, 06/15/2033(9)	288,750
	EIG Pearl Holding S.a.r.l.
690,000	3.55%, 08/31/2036(9)	602,072
210,000	3.55%, 08/31/2036(1)	183,239
1,285,000	4.39%, 11/30/2046(1)	1,038,727
	Enbridge, Inc.
435,000	1.99%, 02/16/2024(2)	429,217
CAD 1,125,000	3.19%, 12/05/2022	876,889
1,560,000	3.94%, 01/13/2023	1,218,797
	Galaxy Pipeline Assets Bidco Ltd.
$ 178,404	1.75%, 09/30/2027(1)	168,464
687,015	2.16%, 03/31/2034(9)	598,790
440,000	2.63%, 03/31/2036(1)	371,212
319,348	2.94%, 09/30/2040(1)	268,256
290,000	3.25%, 09/30/2040(9)	238,037
200,000	3.25%, 09/30/2040(1)	164,164
		12,124,166
	Real Estate - 1.4%
	CIFI Holdings Group Co., Ltd.
6,115,000	4.38%, 04/12/2027(9)	2,050,054
12,910,000	4.45%, 08/17/2026(9)	4,549,333
10,530,000	5.25%, 05/13/2026(9)	3,699,563
8,275,000	5.95%, 10/20/2025(9)	3,024,513
200,000	6.00%, 07/16/2025(9)	75,226
	Country Garden Holdings Co., Ltd.
9,585,000	3.30%, 01/12/2031(9)	2,827,575
10,790,000	3.88%, 10/22/2030(9)	3,291,189
8,575,000	4.80%, 08/06/2030(9)	2,619,019
7,950,000	5.13%, 01/14/2027(9)	2,722,875
1,785,000	5.63%, 01/14/2030(9)	570,321
5,750,000	MAF Global Securities Ltd. 6.38%, 03/20/2026, (6.38% fixed rate until 03/20/2026; 5 year USD CMT + 3.539% thereafter)(7)(8)(9)	5,459,625
CAD 1,600,000	OMERS Realty Corp. 3.36%, 06/05/2023	1,243,704
	Times China Holdings Ltd.
$ 1,570,000	6.20%, 03/22/2026(9)	141,300
1,655,000	6.75%, 07/08/2025(9)	172,876
	Yuzhou Group Holdings Co., Ltd.
3,715,000	6.35%, 01/13/2027(9)	260,900
1,050,000	7.38%, 01/13/2026(9)	73,740
1,305,000	7.70%, 02/20/2025*(9)	78,300
		32,860,113
	REITS - 0.0%
659,000	Ladder Capital Finance Holdings LLLP / Ladder Capital Finance Corp. 4.25%, 02/01/2027(1)	587,479
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 27.1% - (continued)
	Retail - 0.6%
$ 2,528,000	BCPE Ulysses Intermediate, Inc. (7.75% Cash, 8.50% PIK) 7.75%, 04/01/2027(1)(12)	$ 1,769,600
	Dufry One B.V.
EUR 1,815,000	2.00%, 02/15/2027(9)	1,562,855
3,455,000	3.38%, 04/15/2028(9)	3,027,988
1,262,000	eG Global Finance plc 4.38%, 02/07/2025(9)	1,178,128
$ 3,965,000	FirstCash, Inc. 5.63%, 01/01/2030(1)	3,722,738
2,554,000	LBM Acquisition LLC 6.25%, 01/15/2029(1)	1,928,270
355,000	Starbucks Corp. 1.77%, 02/14/2024(2)	351,556
		13,541,135
	Software - 0.1%
412,000	Change Healthcare Holdings LLC / Change Healthcare Finance, Inc. 5.75%, 03/01/2025(1)	410,010
EUR 2,420,000	TeamSystem S.p.A. 3.75%, 02/15/2028, 3 mo. EURIBOR + 3.750%(1)(2)	2,231,960
		2,641,970
	Telecommunications - 2.4%
	Altice France S.A.
2,301,000	4.00%, 07/15/2029(9)	1,928,400
720,000	4.00%, 07/15/2029(1)	603,411
620,000	4.25%, 10/15/2029(1)	522,804
$ 7,730,000	AXIAN Telecom Co. 7.38%, 02/16/2027(1)	7,102,015
210,000	Bharti Airtel Ltd. 3.25%, 06/03/2031(9)	181,298
4,695,000	CT Trust 5.13%, 02/03/2032(1)	4,196,485
	Empresa Nacional de Telecomunicaciones S.A.
333,000	3.05%, 09/14/2032(9)	270,562
195,000	3.05%, 09/14/2032(1)	158,438
500,000	Frontier Communications Holdings LLC 5.88%, 10/15/2027(1)	492,570
	Iliad Holding SAS
EUR 1,055,000	5.13%, 10/15/2026(1)	1,040,523
1,250,000	5.63%, 10/15/2028(1)	1,194,720
$ 2,280,000	6.50%, 10/15/2026(1)	2,188,458
	Lorca Telecom Bondco S.A.
EUR 4,810,000	4.00%, 09/18/2027(9)	4,486,749
1,460,000	4.00%, 09/18/2027(1)	1,361,882
	Millicom International Cellular S.A.
$ 7,020,000	4.50%, 04/27/2031(9)	5,740,699
180,000	6.25%, 03/25/2029(9)	170,648
6,240,000	Network i2i Ltd. 5.65%, 01/15/2025, (5.65% fixed rate until 01/15/2025; 5 year USD CMT + 4.274% thereafter)(7)(8)(9)	6,051,552
205,000	Ooredoo International Finance Ltd. 2.63%, 04/08/2031(1)	184,408
2,080,000	Silknet JSC 8.38%, 01/31/2027(1)	2,002,000
	Telecom Argentina S.A.
5,675,000	8.00%, 07/18/2026(9)	4,961,246
3,230,000	8.00%, 07/18/2026(1)	2,823,758
2,000,000	8.50%, 08/06/2025(9)	1,820,000
	VEON Holdings B.V.
420,000	3.38%, 11/25/2027(1)	188,423
305,000	3.38%, 11/25/2027(9)	139,306
500,000	Vmed UK Financing plc 4.25%, 01/31/2031(1)	437,945

208

The Hartford Strategic Income Fund
Schedule of Investments – (continued)
July 31, 2022  (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 27.1% - (continued)
	Telecommunications - 2.4% - (continued)
	VTR Comunicaciones S.p.A.
$ 4,940,000	4.38%, 04/15/2029(1)	$ 3,248,984
448,000	5.13%, 01/15/2028(9)	327,819
160,000	5.13%, 01/15/2028(1)	117,078
EUR 2,235,000	WP/AP Telecom Holdings IV B.V. 3.75%, 01/15/2029(1)	2,033,010
		55,975,191
	Water - 0.3%
$ 6,390,000	Aegea Finance S.a.r.l. 6.75%, 05/20/2029(1)	6,198,300
	Total Corporate Bonds (cost $774,172,117)	$ 634,596,406
FOREIGN GOVERNMENT OBLIGATIONS - 24.3%
	Angola - 0.6%
	Angolan Government International Bond
4,715,000	8.00%, 11/26/2029(9)	$ 3,772,537
3,710,000	8.25%, 05/09/2028(9)	3,107,570
7,185,000	8.75%, 04/14/2032(1)	5,801,600
495,000	8.75%, 04/14/2032(9)	399,693
520,000	9.38%, 05/08/2048(9)	400,939
		13,482,339
	Argentina - 0.2%
	Argentine Republic Government International Bond
2,480,088	0.50%, 07/09/2030(5)	585,216
14,884,724	1.50%, 07/09/2035(5)	3,300,897
		3,886,113
	Armenia - 0.0%
270,000	Republic of Armenia International Bond 3.60%, 02/02/2031(1)(10)	187,488
	Azerbaijan - 0.2%
	Republic of Azerbaijan International Bond
664,000	3.50%, 09/01/2032(9)	569,281
1,760,000	4.75%, 03/18/2024(9)	1,766,618
1,725,000	Southern Gas Corridor CJSC 6.88%, 03/24/2026(9)	1,807,289
		4,143,188
	Benin - 0.4%
	Benin Government International Bond
EUR 3,535,000	4.88%, 01/19/2032(1)	2,543,441
210,000	4.88%, 01/19/2032(9)	151,096
7,530,000	4.95%, 01/22/2035(1)	4,960,556
1,820,000	4.95%, 01/22/2035(9)	1,198,966
		8,854,059
	Bermuda - 0.0%
	Bermuda Government International Bond
$ 350,000	3.38%, 08/20/2050(9)	267,155
360,000	3.72%, 01/25/2027(9)	355,472
200,000	4.75%, 02/15/2029(1)	204,176
200,000	5.00%, 07/15/2032	207,637
		1,034,440
	Brazil - 1.0%
	Brazil Notas do Tesouro Nacional
BRL 12,829,000	10.00%, 01/01/2025	2,343,852
13,099,000	10.00%, 01/01/2027	2,308,029
Shares or Principal Amount		Market Value†
FOREIGN GOVERNMENT OBLIGATIONS - 24.3% - (continued)
	Brazil - 1.0% - (continued)
BRL 102,133,000	10.00%, 01/01/2031	$ 16,912,986
	Brazilian Government International Bond
$ 1,585,000	4.75%, 01/14/2050	1,189,523
715,000	5.00%, 01/27/2045	567,357
		23,321,747
	Bulgaria - 0.0%
EUR 375,000	Bulgaria Government International Bond 1.38%, 09/23/2050(9)	244,372
	Canada - 1.3%
CAD 1,925,000	Manitoba T- Bill 0.00%, 10/05/2022(6)	1,495,194
1,505,000	Ontario Hydro Corp. Coupon Strip 0.00%, 11/26/2022(6)	1,164,293
	Ontario T-Bill
7,675,000	0.00%, 09/21/2022(6)	5,971,378
3,530,000	0.00%, 10/19/2022(6)	2,739,427
12,620,000	0.00%, 11/09/2022(6)	9,778,310
	Province of Alberta
3,815,000	0.00%, 09/23/2022(6)	2,966,342
3,000,000	0.00%, 10/27/2022(6)	2,326,265
	Quebec T-Bill
3,000,000	0.00%, 08/26/2022(6)	2,338,360
1,500,000	0.00%, 11/10/2022(6)	1,161,438
		29,941,007
	Chile - 0.4%
	Bonos de la Tesoreria de la Republica en pesos
CLP 1,435,000,000	2.80%, 10/01/2033(1)(9)	1,120,841
3,720,000,000	4.70%, 09/01/2030(1)(9)	3,645,248
	Chile Government International Bond
$ 760,000	2.45%, 01/31/2031	671,673
3,505,000	2.55%, 07/27/2033	2,976,265
805,000	2.75%, 01/31/2027	766,102
		9,180,129
	China - 0.2%
CNY 31,590,000	Agricultural Development Bank of China 2.96%, 04/17/2030	4,671,349
	Colombia - 0.9%
	Colombia Government International Bond
$ 2,735,000	3.00%, 01/30/2030	2,204,931
1,300,000	3.13%, 04/15/2031	1,025,558
785,000	3.25%, 04/22/2032	610,217
12,310,000	5.00%, 06/15/2045	8,942,734
4,990,000	5.63%, 02/26/2044	3,874,047
COP 24,053,300,000	Colombian TES 7.00%, 06/30/2032	3,946,570
		20,604,057
	Costa Rica - 0.0%
$ 250,000	Costa Rica Government International Bond 7.00%, 04/04/2044(9)	219,498
	Croatia - 0.2%
	Croatia Government International Bond
EUR 1,645,000	1.13%, 03/04/2033(9)	1,410,587
3,730,000	1.50%, 06/17/2031(9)	3,422,047
		4,832,634
	Czech Republic - 0.2%
CZK 148,250,000	Czech Republic Government Bond 2.50%, 08/25/2028(9)	5,472,285

209

The Hartford Strategic Income Fund
Schedule of Investments – (continued)
July 31, 2022  (Unaudited)

Shares or Principal Amount		Market Value†
FOREIGN GOVERNMENT OBLIGATIONS - 24.3% - (continued)
	Dominican Republic - 0.5%
	Dominican Republic International Bond
$ 940,000	4.50%, 01/30/2030(9)	$ 811,696
2,205,000	4.88%, 09/23/2032(9)	1,854,341
840,000	5.50%, 02/22/2029(1)	778,680
905,000	5.50%, 02/22/2029(9)	838,936
1,275,000	5.88%, 01/30/2060(9)	966,152
745,000	6.00%, 02/22/2033(1)	675,568
475,000	6.00%, 02/22/2033(9)	430,732
7,320,000	6.40%, 06/05/2049(1)	6,000,233
		12,356,338
	Ecuador - 0.0%
	Ecuador Government International Bond
604,000	1.50%, 07/31/2040(5)(9)	248,534
1,315,483	2.50%, 07/31/2035(5)(9)	594,723
		843,257
	Egypt - 0.6%
	Egypt Government International Bond
325,000	3.88%, 02/16/2026(1)	223,911
EUR 570,000	4.75%, 04/16/2026(9)	401,879
$ 480,000	5.58%, 02/21/2023(1)	468,672
350,000	5.80%, 09/30/2027(9)	236,041
3,800,000	5.88%, 02/16/2031(1)	2,331,110
660,000	6.59%, 02/21/2028(9)	455,757
1,865,000	7.30%, 09/30/2033(9)	1,162,339
350,000	7.50%, 02/16/2061(1)	195,097
360,000	7.50%, 02/16/2061(9)	200,671
3,430,000	7.63%, 05/29/2032(1)	2,153,882
3,515,000	7.63%, 05/29/2032(9)	2,207,258
4,470,000	8.50%, 01/31/2047(9)	2,592,600
895,000	8.88%, 05/29/2050(1)	528,102
		13,157,319
	France - 0.0%
1,000,000	Dexia Credit Local S.A. 2.38%, 09/20/2022(9)	999,712
	Gabon - 0.2%
	Gabon Government International Bond
5,170,000	6.95%, 06/16/2025(9)	4,268,145
360,000	7.00%, 11/24/2031(1)	255,564
		4,523,709
	Ghana - 0.0%
	Ghana Government International Bond
396,000	6.38%, 02/11/2027(1)	203,940
619,000	6.38%, 02/11/2027(9)	318,785
218,000	7.88%, 02/11/2035(1)	95,192
1,183,000	7.88%, 02/11/2035(9)	516,569
		1,134,486
	Hungary - 0.4%
HUF 2,620,940,000	Hungary Government Bond 3.00%, 08/21/2030	4,559,009
	Hungary Government International Bond
$ 2,145,000	2.13%, 09/22/2031(9)	1,767,051
1,405,000	5.25%, 06/16/2029(1)	1,422,563
1,570,000	5.50%, 06/16/2034(1)	1,585,775
		9,334,398
	India - 0.2%
INR 397,550,000	India Government Bond 5.77%, 08/03/2030	4,534,687
Shares or Principal Amount		Market Value†
FOREIGN GOVERNMENT OBLIGATIONS - 24.3% - (continued)
	Indonesia - 0.3%
	Indonesia Government International Bond
EUR 115,000	1.10%, 03/12/2033	$ 86,839
$ 200,000	4.75%, 07/18/2047(9)	194,193
2,795,000	5.13%, 01/15/2045(9)	2,803,795
	Indonesia Treasury Bond
IDR 50,229,000,000	7.00%, 09/15/2030	3,362,710
18,530,000,000	7.50%, 06/15/2035	1,267,273
		7,714,810
	Ivory Coast - 0.2%
	Ivory Coast Government International Bond
EUR 965,000	4.88%, 01/30/2032(1)	731,325
820,000	5.25%, 03/22/2030(9)	646,144
2,725,000	5.88%, 10/17/2031(9)	2,182,660
		3,560,129
	Japan - 9.2%
JPY 400,000,000	Development Bank of Japan, Inc. 1.70%, 09/20/2022	3,005,635
	Japan Treasury Discount Bill
2,158,700,000	0.00%, 08/01/2022(6)	16,188,226
1,381,250,000	0.00%, 08/08/2022(6)	10,358,273
2,255,750,000	0.00%, 08/15/2022(6)	16,916,744
2,217,650,000	0.00%, 08/22/2022(6)	16,631,532
1,416,000,000	0.00%, 08/29/2022(6)	10,619,838
3,706,800,000	0.00%, 09/05/2022(6)	27,801,341
4,531,900,000	0.00%, 09/12/2022(6)	33,990,605
3,254,100,000	0.00%, 09/20/2022(6)	24,407,493
2,430,000,000	0.00%, 09/26/2022(6)	18,226,735
2,647,250,000	0.00%, 10/03/2022(6)	19,856,815
201,400,000	0.00%, 10/17/2022(6)	1,510,770
60,200,000	0.00%, 10/24/2022(6)	451,593
1,746,950,000	0.00%, 10/31/2022(6)	13,105,112
250,000,000	0.00%, 01/10/2023(6)	1,876,041
		214,946,753
	Mexico - 1.2%
	Mexican Bonos
MXN 79,986,700	5.75%, 03/05/2026	3,553,151
295,189,400	7.75%, 05/29/2031	13,664,393
21,183,000	8.50%, 11/18/2038	1,010,587
	Mexico Government International Bond
EUR 5,470,000	1.45%, 10/25/2033	4,052,076
1,770,000	2.13%, 10/25/2051	1,073,115
$ 1,125,000	4.35%, 01/15/2047	907,587
375,000	4.40%, 02/12/2052	298,413
1,740,000	4.50%, 01/31/2050	1,429,965
364,000	4.75%, 03/08/2044	316,701
950,000	5.00%, 04/27/2051	830,944
		27,136,932
	Mongolia - 0.0%
200,000	Mongolia Government International Bond 5.63%, 05/01/2023(9)	196,000
	North Macedonia - 0.6%
	North Macedonia Government International Bond
EUR 4,056,000	1.63%, 03/10/2028(9)	3,262,000
2,558,000	2.75%, 01/18/2025(9)	2,416,231
375,000	3.68%, 06/03/2026(1)	351,649
8,116,000	3.68%, 06/03/2026(9)	7,610,622
		13,640,502

210

The Hartford Strategic Income Fund
Schedule of Investments – (continued)
July 31, 2022  (Unaudited)

Shares or Principal Amount		Market Value†
FOREIGN GOVERNMENT OBLIGATIONS - 24.3% - (continued)
	Oman - 0.6%
	Oman Government International Bond
$ 670,000	5.38%, 03/08/2027(9)	$ 660,325
545,000	5.63%, 01/17/2028(9)	542,712
1,555,000	6.00%, 08/01/2029(9)	1,551,163
200,000	6.25%, 01/25/2031(1)	199,000
430,000	6.25%, 01/25/2031(9)	427,850
8,770,000	6.50%, 03/08/2047(9)	7,569,194
1,685,000	6.75%, 01/17/2048(9)	1,491,326
680,000	7.00%, 01/25/2051(9)	612,903
		13,054,473
	Panama - 0.2%
	Panama Government International Bond
1,325,000	2.25%, 09/29/2032	1,055,881
1,375,000	3.16%, 01/23/2030	1,241,351
275,000	3.87%, 07/23/2060	198,877
1,330,000	4.50%, 04/16/2050	1,097,892
480,000	4.50%, 04/01/2056	388,619
		3,982,620
	Peru - 0.2%
	Peruvian Government International Bond
5,140,000	2.78%, 01/23/2031	4,527,402
745,000	4.13%, 08/25/2027	747,437
300,000	7.35%, 07/21/2025	326,376
		5,601,215
	Philippines - 0.0%
	Philippine Government International Bond
200,000	2.46%, 05/05/2030	182,794
375,000	3.56%, 09/29/2032	365,223
650,000	3.70%, 03/01/2041	582,225
		1,130,242
	Poland - 0.2%
PLN 27,310,000	Republic of Poland Government Bond 3.75%, 05/25/2027	5,312,388
	Qatar - 0.2%
	Qatar Government International Bond
$ 2,535,000	4.40%, 04/16/2050(9)	2,584,047
1,760,000	4.82%, 03/14/2049(9)	1,879,828
		4,463,875
	Romania - 0.8%
	Romanian Government International Bond
EUR 340,000	1.38%, 12/02/2029(1)	261,943
535,000	1.38%, 12/02/2029(9)	412,175
345,000	1.75%, 07/13/2030(1)	262,692
1,360,000	2.00%, 01/28/2032(9)	1,011,069
120,000	2.00%, 01/28/2032(1)	89,212
110,000	2.00%, 04/14/2033(1)	78,602
265,000	2.00%, 04/14/2033(9)	189,359
5,685,000	2.63%, 12/02/2040(1)	3,683,984
1,935,000	2.63%, 12/02/2040(9)	1,253,916
5,455,000	2.88%, 04/13/2042(1)	3,531,606
10,975,000	2.88%, 04/13/2042(9)	7,105,294
$ 160,000	3.63%, 03/27/2032(9)	132,104
712,000	5.25%, 11/25/2027(1)	703,919
		18,715,875
Shares or Principal Amount		Market Value†
FOREIGN GOVERNMENT OBLIGATIONS - 24.3% - (continued)
	Russia - 0.1%
	Russian Federal Bond - OFZ
RUB 612,825,000	5.90%, 03/12/2031(11)(13)(14)	$ —
282,580,000	7.15%, 11/12/2025(13)(14)	—
270,925,000	7.65%, 04/10/2030(13)(14)	—
$ 4,800,000	Russian Foreign Bond - Eurobond 5.10%, 03/28/2035(9)	2,352,000
		2,352,000
	Saudi Arabia - 0.2%
	Saudi Government International Bond
895,000	3.25%, 11/17/2051(1)(10)	714,776
695,000	3.25%, 11/17/2051(9)	555,049
255,000	4.63%, 10/04/2047(9)	248,238
2,110,000	5.00%, 04/17/2049(9)	2,160,306
		3,678,369
	Senegal - 0.2%
	Senegal Government International Bond
EUR 4,310,000	4.75%, 03/13/2028(9)	3,607,106
$ 710,000	6.25%, 07/30/2024(9)	639,469
		4,246,575
	Serbia - 0.0%
	Serbia International Bond
EUR 140,000	1.00%, 09/23/2028(9)	109,613
120,000	1.50%, 06/26/2029(1)	92,671
490,000	1.50%, 06/26/2029(9)	378,408
		580,692
	South Africa - 0.3%
ZAR 91,100,000	Republic of South Africa Government Bond 8.00%, 01/31/2030	4,818,104
	Republic of South Africa Government International Bond
$ 1,095,000	4.30%, 10/12/2028	1,001,925
600,000	5.00%, 10/12/2046	425,220
1,665,000	5.75%, 09/30/2049	1,263,036
745,000	5.88%, 04/20/2032	691,919
		8,200,204
	South Korea - 1.0%
	Export-Import Bank of Korea
6,395,000	2.86%, 03/22/2023, 3 mo. USD LIBOR + 0.740%(2)(9)	6,408,685
5,270,000	3.97%, 04/27/2023, 3 mo. USD LIBOR + 1.200%(2)(9)	5,304,255
800,000	Industrial Bank of Korea 3.23%, 10/23/2022, 3 mo. USD LIBOR + 0.450%(2)(9)	800,400
	Korea Development Bank
2,330,000	2.75%, 03/19/2023	2,324,734
700,000	3.00%, 09/14/2022	699,979
1,000,000	3.15%, 01/24/2023, 3 mo. USD LIBOR + 0.370%(2)(9)	1,001,310
3,450,000	3.38%, 03/12/2023	3,456,417
2,000,000	3.61%, 10/30/2022, 3 mo. USD LIBOR + 0.800%(2)(9)	2,000,600
1,300,000	4.19%, 04/16/2023, 3 mo. USD LIBOR + 1.450%(2)(9)	1,310,619
		23,306,999
	Sri Lanka - 0.2%
	Sri Lanka Government International Bond
3,277,000	5.75%, 04/18/2023(9)	1,001,921
2,838,000	6.20%, 05/11/2027(9)	851,127

211

The Hartford Strategic Income Fund
Schedule of Investments – (continued)
July 31, 2022  (Unaudited)

Shares or Principal Amount		Market Value†
FOREIGN GOVERNMENT OBLIGATIONS - 24.3% - (continued)
	Sri Lanka - 0.2% - (continued)
$ 3,505,000	6.75%, 04/18/2028(9)	$ 1,049,377
8,645,000	6.85%, 03/14/2024(9)	2,612,713
1,075,000	7.55%, 03/28/2030(9)	315,797
		5,830,935
	Supranational - 0.2%
	Asian Infrastructure Investment Bank
TRY 33,450,000	19.50%, 08/16/2023(9)	1,365,631
50,000,000	20.00%, 04/12/2023(9)	2,217,035
7,550,000	European Bank for Reconstruction & Development 12.50%, 02/09/2023	350,313
		3,932,979
	Thailand - 0.2%
THB 204,090,000	Thailand Government Bond 1.60%, 06/17/2035	4,659,130
	Turkey - 0.2%
	Turkey Government International Bond
$ 350,000	4.25%, 03/13/2025	302,744
635,000	4.75%, 01/26/2026	533,400
1,140,000	4.88%, 10/09/2026	931,882
766,000	5.13%, 02/17/2028	592,982
1,010,000	5.25%, 03/13/2030	728,949
1,120,000	6.00%, 03/25/2027	939,165
590,000	6.00%, 01/14/2041	377,945
		4,407,067
	Ukraine - 0.1%
2,175,000	State Agency of Roads of Ukraine 6.25%, 06/24/2028(9)	374,578
	Ukraine Government International Bond
2,010,000	6.88%, 05/21/2029(1)	396,975
440,000	6.88%, 05/21/2029(9)	86,900
1,810,000	7.25%, 03/15/2033(1)	352,950
3,785,000	7.25%, 03/15/2033(9)	738,075
1,715,000	7.38%, 09/25/2032(9)	331,558
405,000	7.75%, 09/01/2022(9)	130,410
320,000	7.75%, 09/01/2026(9)	64,581
		2,476,027
	United Arab Emirates - 0.4%
	Abu Dhabi Government International Bond
390,000	3.00%, 09/15/2051(1)	316,222
1,045,000	3.00%, 09/15/2051(9)	847,313
10,685,000	Emirate of Dubai Government International Bonds 3.90%, 09/09/2050(9)	7,770,560
	UAE International Government Bond
455,000	4.05%, 07/07/2032(1)(10)	473,139
600,000	4.95%, 07/07/2052(1)	651,084
		10,058,318
	Venezuela - 0.0%
	Venezuela Government International Bond
1,224,000	7.75%, 10/13/2019*(9)(11)	104,040
380,000	9.00%, 05/07/2023*(9)(11)	32,775
800,000	9.25%, 05/07/2028*(9)(11)	70,600
1,355,300	12.75%, 08/23/2022*(9)(11)	118,589
		326,004
	Total Foreign Government Obligations (cost $672,639,501)	$ 570,469,724
Shares or Principal Amount		Market Value†
MUNICIPAL BONDS - 0.9%
	General Obligation - 0.0%
	State of Illinois, GO
$ 201,273	4.95%, 06/01/2023	$ 203,224
70,000	5.00%, 01/01/2023	70,338
		273,562
	Nursing Homes - 0.1%
2,000,000	Seminole County, FL, Industrial Dev Auth 6.00%, 11/15/2025	1,909,543
	School District - 0.6%
	Chicago, IL, Board of Education, GO
380,000	6.04%, 12/01/2029	386,673
2,870,000	6.14%, 12/01/2039	2,901,168
9,610,000	6.32%, 11/01/2029	9,989,066
		13,276,907
	Transportation - 0.2%
	Chicago, IL, Transit Auth Sales Tax Receipts Rev
1,150,000	3.91%, 12/01/2040	1,081,653
665,000	6.90%, 12/01/2040	809,808
	Metropolitan Transportation Auth, NY, Rev
1,150,000	5.00%, 11/15/2050	1,207,450
850,000	5.18%, 11/15/2049	873,358
1,235,000	6.81%, 11/15/2040	1,476,497
		5,448,766
	Total Municipal Bonds (cost $22,907,268)	$ 20,908,778
SENIOR FLOATING RATE INTERESTS - 10.2%(15)
	Advertising - 0.1%
	ABG Intermediate Holdings 2 LLC
1,500,000	5.93%, 12/21/2028, 1 mo. USD SOFR + 3.500%	$ 1,443,750
685,000	8.43%, 12/20/2029, 1 mo. USD SOFR + 6.000%	623,350
		2,067,100
	Aerospace/Defense - 0.2%
1,580,000	Cobham Ultra SeniorCo S.a.r.l. 0.00%, 11/17/2028	1,513,845
	TransDigm, Inc.
1,017,364	4.62%, 05/30/2025, 1 mo. USD LIBOR + 2.250%	987,372
1,323,513	4.62%, 12/09/2025, 1 mo. USD LIBOR + 2.250%	1,283,398
		3,784,615
	Airlines - 0.1%
1,000,000	AAdvantage Loyalty IP Ltd. 7.46%, 04/20/2028, 1 mo. USD LIBOR + 4.750%	983,750
685,000	Mileage Plus Holdings LLC 7.31%, 06/21/2027, 1 mo. USD LIBOR + 5.250%	689,994
930,000	SkyMiles IP Ltd. 6.46%, 10/20/2027, 3 mo. USD LIBOR + 3.750%	938,602
		2,612,346
	Auto Parts & Equipment - 0.1%
695,083	Clarios Global L.P. 5.62%, 04/30/2026, 1 mo. USD LIBOR + 3.250%	667,655

212

The Hartford Strategic Income Fund
Schedule of Investments – (continued)
July 31, 2022  (Unaudited)

Shares or Principal Amount		Market Value†
SENIOR FLOATING RATE INTERESTS - 10.2%(15) - (continued)
	Auto Parts & Equipment - 0.1% - (continued)
	First Brands Group LLC
$ 1,102,602	8.37%, 03/30/2027, 1 mo. USD LIBOR + 5.000%	$ 1,046,921
1,765,000	11.87%, 03/30/2028, 1 mo. USD LIBOR + 8.500%	1,670,131
		3,384,707
	Beverages - 0.0%
402,550	Sunshine Investments B.V. 4.44%, 03/28/2025, 3 mo. USD LIBOR + 2.750%	386,448
	Chemicals - 0.1%
185,000	Avient Corp. 0.00%, 07/27/2029(16)	180,375
EUR 62,037	Messer Industries GmbH 2.50%, 03/02/2026, 3 mo. EURIBOR + 2.500%	60,512
$ 1,003,108	Tronox Finance LLC 4.52%, 03/10/2028, 1 mo. USD LIBOR + 2.250%	961,890
		1,202,777
	Commercial Services - 0.6%
1,575,224	AlixPartners LLP 5.12%, 02/04/2028, 1 mo. USD LIBOR + 2.750%	1,538,301
1,455,000	Amentum Government Services Holdings LLC 5.16%, 02/15/2029, 1 mo. USD SOFR + 4.000%	1,408,164
1,498,663	APX Group, Inc. 5.66%, 07/10/2028, 1 mo. USD LIBOR + 3.500%	1,407,619
	AVSC Holding Corp.
616	5.11%, 03/03/2025, 3 mo. USD LIBOR + 3.250%	525
841,207	6.11%, 10/15/2026, 1 mo. USD LIBOR + 4.500%	725,541
EUR 1,000,000	Boels Topholding B.V. 3.25%, 02/06/2027, 3 mo. EURIBOR + 3.250%	977,478
$ 1,604,417	MPH Acquisition Holdings LLC 5.82%, 09/01/2028, 3 mo. USD LIBOR + 4.250%	1,483,637
997,500	Parexel International Corp. 5.62%, 11/15/2028, 1 mo. USD LIBOR + 3.500%	969,759
1,103,640	PECF USS Intermediate Holding III Corp. 6.62%, 12/15/2028, 1 mo. USD LIBOR + 4.250%	1,007,071
EUR 231,666	Techem Verwaltungsgesellschaft 675 mbH 2.89%, 07/15/2025, 3 mo. EURIBOR + 2.625%	222,007
	Trans Union LLC
$ 750,012	4.12%, 11/16/2026, 1 mo. USD LIBOR + 1.750%	723,094
930,915	4.62%, 12/01/2028, 1 mo. USD LIBOR + 2.250%	907,065
EUR 1,445,000	Verisure Holding AB 3.47%, 03/27/2028, 3 mo. EURIBOR + 3.250%	1,365,093
$ 1,576,169	WEX, Inc. 4.62%, 03/31/2028, 1 mo. USD LIBOR + 2.250%	1,541,935
871,850	WW International, Inc. 5.88%, 04/13/2028, 1 mo. USD LIBOR + 3.500%	646,808
		14,924,097
Shares or Principal Amount		Market Value†
SENIOR FLOATING RATE INTERESTS - 10.2%(15) - (continued)
	Construction Materials - 0.3%
$ 1,002,989	ACProducts, Inc. 6.97%, 05/17/2028, 1 mo. USD LIBOR + 4.250%	$ 711,501
995,000	Chamberlain Group, Inc. 5.87%, 11/03/2028, 1 mo. USD LIBOR + 3.500%	924,524
1,526,236	Cornerstone Building Brands, Inc. 5.25%, 04/12/2028, 1 mo. USD LIBOR + 3.250%	1,298,827
999,292	Ingersoll-Rand Services Co. 4.18%, 03/01/2027, 1 mo. USD LIBOR + 1.750%	978,396
1,202,119	Quikrete Holdings, Inc. 5.00%, 02/01/2027, 1 mo. USD LIBOR + 2.625%	1,133,995
786,815	Standard Industries, Inc. 3.79%, 09/22/2028, 1 mo. USD LIBOR + 2.500%	772,062
520,033	Summit Materials LLC 4.37%, 11/21/2024, 3 mo. USD LIBOR + 2.000%	517,188
994,988	Wilsonart LLC 5.51%, 12/31/2026, 1 mo. USD LIBOR + 3.250%	920,364
		7,256,857
	Distribution/Wholesale - 0.1%
992,239	American Builders & Contractors Supply Co., Inc. 4.37%, 01/15/2027, 1 mo. USD LIBOR + 2.000%	967,849
997,500	Caldic B.V. 4.67%, 02/28/2029, 1 mo. USD SOFR + 4.000%	907,725
1,498,475	Core & Main L.P. 4.95%, 07/27/2028, 1 mo. USD LIBOR + 2.500%	1,443,691
		3,319,265
	Diversified Financial Services - 0.2%
998,996	Aretec Group, Inc. 6.62%, 10/01/2025, 3 mo. USD LIBOR + 4.250%	958,536
900,000	Blackhawk Network Holdings, Inc. 9.50%, 06/15/2026, 3 mo. USD LIBOR + 7.000%	850,500
999,462	Fleetcor Technologies Operating Co. LLC 4.12%, 04/28/2028, 1 mo. USD LIBOR + 1.750%	973,087
1,008,059	HighTower Holdings LLC 6.73%, 04/21/2028, 1 mo. USD LIBOR + 4.000%	949,934
20,046	Russell Investments U.S. Inst'l Holdco, Inc. 5.00%, 05/30/2025, 1 mo. USD LIBOR + 3.500%	18,812
1,000,000	Setanta Aircraft Leasing Designated Activity Co. 4.25%, 11/05/2028, 3 mo. USD LIBOR + 2.000%	980,500
		4,731,369
	Electric - 0.0%
945,629	ExGen Renewables IV LLC 4.08%, 12/15/2027, 1 mo. USD LIBOR + 2.500%	923,955
	Electronics - 0.0%
1,010,000	II-VI, Inc. 4.46%, 07/02/2029, 1 mo. USD LIBOR + 2.750%	980,538

213

The Hartford Strategic Income Fund
Schedule of Investments – (continued)
July 31, 2022  (Unaudited)

Shares or Principal Amount		Market Value†
SENIOR FLOATING RATE INTERESTS - 10.2%(15) - (continued)
	Engineering & Construction - 0.2%
	Ascend Learning LLC
$ 1,174,100	5.87%, 12/11/2028, 1 mo. USD LIBOR + 3.500%	$ 1,109,160
1,265,000	8.12%, 12/10/2029, 1 mo. USD LIBOR + 5.750%	1,113,200
1,006,048	Brand Energy & Infrastructure Services, Inc. 6.94%, 06/21/2024, 3 mo. USD LIBOR + 4.250%	916,570
1,572,122	Brown Group Holding LLC 4.87%, 06/07/2028, 1 mo. USD LIBOR + 2.500%	1,510,354
		4,649,284
	Entertainment - 0.6%
1,000,000	AP Core Holdings II LLC 7.87%, 09/01/2027, 1 mo. USD LIBOR + 5.500%	941,880
	Crown Finance U.S., Inc.
2,166,482	4.00%, 02/28/2025, 1 mo. USD LIBOR + 2.500%	1,380,916
412,418	7.00%, 05/23/2024, 1 mo. USD LIBOR + 7.000%	454,283
197,104	10.08%, 02/28/2025, 1 mo. USD LIBOR + 8.250%	205,481
2,205,843	Delta (LUX) S.a.r.l. 4.87%, 02/01/2024, 3 mo. USD LIBOR + 2.500%	2,179,065
943,148	Golden Entertainment, Inc. 5.30%, 10/21/2024, 3 mo. USD LIBOR + 3.000%	926,642
1,662,437	Maverick Gaming LLC 9.07%, 09/03/2026, 1 mo. USD LIBOR + 7.500%	1,496,194
	Motion Finco S.a.r.l.
EUR 335,000	3.00%, 11/12/2026, 3 mo. EURIBOR + 3.000%	313,773
$ 487,640	5.50%, 11/12/2026, 1 mo. USD LIBOR + 3.250%	448,892
600,935	NASCAR Holdings, Inc. 4.87%, 10/19/2026, 3 mo. USD LIBOR + 2.500%	590,419
1,465,000	Scientific Games International, Inc. 5.04%, 04/14/2029, 1 mo. USD SOFR + 3.000%	1,430,206
1,019,247	SeaWorld Parks & Entertainment, Inc. 5.38%, 08/25/2028, 1 mo. USD LIBOR + 3.000%	969,345
1,489,043	UFC Holdings LLC 5.52%, 04/29/2026, 1 mo. USD LIBOR + 2.750%	1,438,162
1,491,039	William Morris Endeavor Entertainment LLC 5.13%, 05/18/2025, 3 mo. USD LIBOR + 2.750%	1,426,432
		14,201,690
	Environmental Control - 0.1%
1,990,000	Clean Harbors, Inc. 4.37%, 10/08/2028, 1 mo. USD LIBOR + 2.000%	1,971,354
	Food - 0.2%
135,000	8th Avenue Food & Provisions, Inc. 10.12%, 10/01/2026, 3 mo. USD LIBOR + 7.750%	111,798
Shares or Principal Amount		Market Value†
SENIOR FLOATING RATE INTERESTS - 10.2%(15) - (continued)
	Food - 0.2% - (continued)
$ 1,032,909	Froneri International Ltd. 4.62%, 01/29/2027, 1 mo. USD LIBOR + 2.250%	$ 989,176
996,608	Hostess Brands LLC 4.94%, 08/03/2025, 1 mo. USD LIBOR + 2.250%	972,470
995,000	U.S. Foods, Inc. 4.32%, 11/22/2028, 1 mo. USD LIBOR + 2.750%	971,060
1,004,651	UTZ Quality Foods LLC 5.37%, 01/20/2028, 1 mo. USD LIBOR + 3.000%	972,000
		4,016,504
	Food Service - 0.0%
928,502	Aramark Services, Inc. 4.12%, 03/11/2025, 1 mo. USD LIBOR + 1.750%	900,452
	Gas - 0.0%
995,418	UGI Energy Services LLC 6.12%, 08/13/2026, 1 mo. USD LIBOR + 3.750%	977,172
	Healthcare - Products - 0.2%
1,453,431	Avantor Funding, Inc. 4.62%, 11/08/2027, 1 mo. USD LIBOR + 2.250%	1,423,548
1,017,710	Insulet Corp. 5.62%, 05/04/2028, 1 mo. USD LIBOR + 3.250%	993,967
1,486,275	Medline Borrower LP 5.62%, 10/23/2028, 1 mo. USD LIBOR + 3.250%	1,417,074
1,559,952	Sunshine Luxembourg S.a.r.l. 6.00%, 10/01/2026, 1 mo. USD LIBOR + 3.750%	1,486,837
		5,321,426
	Healthcare - Services - 0.7%
1,028,381	ADMI Corp. 5.75%, 12/23/2027, 1 mo. USD LIBOR + 3.375%	948,311
3,400,000	Aveanna Healthcare LLC 9.16%, 12/10/2029, 1 mo. USD LIBOR + 7.000%	2,652,000
EUR 2,005,000	Biogroup-LCD 2.75%, 02/09/2028, 3 mo. EURIBOR + 3.000%	1,878,879
$ 795,145	Cano Health LLC 6.43%, 11/23/2027, 1 mo. USD SOFR + 4.000%	746,443
EUR 1,815,000	Cerba Healthcare S.A.S. 3.25%, 06/30/2028, 3 mo. EURIBOR + 3.750%	1,718,843
	EyeCare Partners LLC
$ 997,336	6.00%, 02/18/2027, 1 mo. USD LIBOR + 3.750%	926,525
1,331,663	6.00%, 11/15/2028, 1 mo. USD LIBOR + 3.750%	1,238,446
790,000	9.00%, 11/15/2029, 1 mo. USD LIBOR + 6.750%	730,750
995,099	Heartland Dental LLC 6.26%, 04/30/2025, 1 mo. USD LIBOR + 4.000%	941,075
486,381	ICON Luxembourg S.a.r.l. 4.56%, 07/03/2028, 1 mo. USD LIBOR + 2.250%	476,999
EUR 640,000	LGC Group Holdings Ltd. 3.00%, 04/21/2027, 3 mo. EURIBOR + 3.000%	597,492

214

The Hartford Strategic Income Fund
Schedule of Investments – (continued)
July 31, 2022  (Unaudited)

Shares or Principal Amount		Market Value†
SENIOR FLOATING RATE INTERESTS - 10.2%(15) - (continued)
	Healthcare - Services - 0.7% - (continued)
$ 995,732	MED ParentCo L.P. 6.62%, 08/31/2026, 1 mo. USD LIBOR + 4.250%	$ 877,848
2,350,663	Surgery Center Holdings, Inc. 5.63%, 08/31/2026, 1 mo. USD LIBOR + 3.750%	2,253,698
		15,987,309
	Holding Companies-Diversified - 0.2%
EUR 3,580,000	IVC Acquisition Ltd. 3.75%, 02/13/2026, 3 mo. EURIBOR + 4.000%	3,446,024
	Home Builders - 0.1%
	Tecta America Corp.
$ 1,843,838	6.62%, 04/10/2028, 1 mo. USD LIBOR + 4.250%	1,730,128
1,120,000	10.87%, 04/09/2029, 1 mo. USD LIBOR + 8.500%	1,086,400
		2,816,528
	Insurance - 0.6%
	Acrisure LLC
1,607,410	5.87%, 02/15/2027, 1 mo. USD LIBOR + 3.500%	1,525,609
930,325	6.62%, 02/15/2027, 1 mo. USD LIBOR + 4.250%	897,764
	Asurion LLC
505,814	5.37%, 11/03/2024, 1 mo. USD LIBOR + 3.000%	487,265
1,153,003	5.50%, 11/03/2023, 1 mo. USD LIBOR + 3.125%	1,131,799
1,440,000	7.62%, 01/31/2028, 1 mo. USD LIBOR + 5.250%	1,231,200
3,035,000	7.62%, 01/20/2029, 1 mo. USD LIBOR + 5.250%	2,591,890
	Hub International Ltd.
1,112,085	5.77%, 04/25/2025, 1 mo. USD LIBOR + 3.000%	1,082,570
2,342,982	5.98%, 04/25/2025, 1 mo. USD LIBOR + 3.250%	2,288,813
	Sedgwick Claims Management Services, Inc.
2,500,419	5.62%, 12/31/2025, 3 mo. USD LIBOR + 3.250%	2,417,980
250,900	6.62%, 09/03/2026, 1 mo. USD LIBOR + 4.250%	244,126
		13,899,016
	Internet - 0.3%
995,622	Endure Digital, Inc. 5.29%, 02/10/2028, 1 mo. USD LIBOR + 3.500%	912,656
931,653	Go Daddy Operating Co. LLC 4.12%, 02/15/2024, 1 mo. USD LIBOR + 1.750%	920,008
	MH Sub LLC
3,057,589	6.12%, 09/13/2024, 1 mo. USD LIBOR + 3.750%	2,964,577
545,000	8.62%, 02/23/2029, 1 mo. USD LIBOR + 6.250%	515,477
995,000	Proofpoint, Inc. 4.82%, 08/31/2028, 1 mo. USD LIBOR + 3.250%	954,096
Shares or Principal Amount		Market Value†
SENIOR FLOATING RATE INTERESTS - 10.2%(15) - (continued)
	Internet - 0.3% - (continued)
$ 565,863	Rodan & Fields LLC 6.00%, 06/16/2025, 3 mo. USD LIBOR + 4.000%	$ 313,109
728,650	Shutterfly, Inc. 6.67%, 09/25/2026, 1 mo. USD LIBOR + 5.000%	561,061
		7,140,984
	IT Services - 0.1%
770,309	Panther Commercial Holdings L.P. 7.31%, 01/07/2028, 1 mo. USD LIBOR + 4.500%	716,711
1,497,592	Tempo Acquisition LLC 5.33%, 08/31/2028, 1 mo. USD SOFR + 3.000%	1,463,522
		2,180,233
	Leisure Time - 0.2%
1,990,000	Carnival Corp. 6.13%, 10/18/2028, 1 mo. USD LIBOR + 3.250%	1,843,237
1,502,163	Hayward Industries, Inc. 4.87%, 05/30/2028, 1 mo. USD LIBOR + 2.500%	1,430,811
1,035,000	Penn National Gaming, Inc. 5.18%, 05/03/2029, 3 mo. USD LIBOR + 2.750%	1,010,740
		4,284,788
	Lodging - 0.1%
	Caesars Resort Collection LLC
1,444,044	5.12%, 12/23/2024, 3 mo. USD LIBOR + 2.750%	1,409,749
769,969	5.87%, 07/21/2025, 1 mo. USD LIBOR + 3.500%	753,237
		2,162,986
	Machinery - Construction & Mining - 0.0%
991,473	Brookfield WEC Holdings, Inc. 5.12%, 08/01/2025, 1 mo. USD LIBOR + 2.750%	954,967
	Machinery-Diversified - 0.1%
197,825	AI Alpine AT Bidco GmbH 5.35%, 10/31/2025, 1 mo. USD LIBOR + 3.000%	182,988
995,056	Vertical U.S. Newco, Inc. 6.87%, 07/30/2027, 1 mo. USD LIBOR + 3.500%	959,483
		1,142,471
	Media - 0.4%
1,124,962	Banijay Entertainment S.A.S 5.54%, 03/01/2025, 1 mo. USD LIBOR + 3.750%	1,091,923
1,571,190	Cable One, Inc. 4.37%, 05/03/2028, 1 mo. USD LIBOR + 2.000%	1,507,949
626,122	Entravision Communications Corp. 5.12%, 11/29/2024, 3 mo. USD LIBOR + 2.750%	613,212
1,452,700	NEP Group, Inc. 8.50%, 10/20/2025, 1 mo. USD LIBOR + 4.000%	1,377,639
	NEP/NCP Holdco, Inc.
340,804	5.62%, 10/20/2025, 3 mo. USD LIBOR + 3.250%	319,930
210,000	9.37%, 10/19/2026, 3 mo. USD LIBOR + 7.000%	192,282

215

The Hartford Strategic Income Fund
Schedule of Investments – (continued)
July 31, 2022  (Unaudited)

Shares or Principal Amount		Market Value†
SENIOR FLOATING RATE INTERESTS - 10.2%(15) - (continued)
	Media - 0.4% - (continued)
$ 1,000,000	Telenet Financing USD LLC 4.00%, 04/30/2028, 6 mo. USD LIBOR + 2.000%	$ 956,960
	Virgin Media Bristol LLC
1,125,000	4.50%, 01/31/2028, 1 mo. USD LIBOR + 2.500%	1,095,311
1,010,000	5.25%, 01/31/2029, 1 mo. USD LIBOR + 3.250%	994,668
		8,149,874
	Metal Fabricate/Hardware - 0.1%
1,130,000	AZZ, Inc. 6.86%, 05/13/2029, 1 mo. USD SOFR + 4.250%	1,100,812
	Miscellaneous Manufacturing - 0.1%
EUR 3,516,017	CeramTec AcquiCo GmbH 3.75%, 02/02/2029, 3 mo. EURIBOR + 3.750%	3,330,784
	Oil & Gas - 0.1%
$ 1,258,675	Southwestern Energy Co. 4.70%, 06/22/2027, 1 mo. USD SOFR + 2.500%	1,241,368
	Oil & Gas Services - 0.0%
86,584	PES Holdings LLC 0.00%, 12/31/2022, 3 mo. USD LIBOR + 6.990%(11)	2,273
	Packaging & Containers - 0.4%
2,083,128	Berlin Packaging LLC 5.50%, 03/11/2028, 1 mo. USD LIBOR + 3.750%	1,980,701
1,419,542	BWAY Holding Co. 5.04%, 04/03/2024, 3 mo. USD LIBOR + 3.250%	1,355,364
1,885,000	Clydesdale Acquisition Holdings, Inc. 6.60%, 04/13/2029, 1 mo. USD LIBOR + 4.250%	1,807,244
	Pretium PKG Holdings, Inc.
1,074,600	6.16%, 10/02/2028, 1 mo. USD LIBOR + 4.000%	1,005,202
890,000	8.79%, 10/01/2029, 1 mo. USD LIBOR + 6.750%	765,400
2,008,983	Proampac PG Borrower LLC 5.33%, 11/03/2025, 1 mo. USD LIBOR + 3.750%	1,909,257
1,586,202	TricorBraun Holdings, Inc. 5.62%, 03/03/2028, 1 mo. USD LIBOR + 3.250%	1,500,373
		10,323,541
	Pharmaceuticals - 0.5%
1,590,000	Bausch Health Cos., Inc. 7.17%, 02/01/2027, 1 mo. USD SOFR + 5.250%	1,333,612
2,376,995	Change Healthcare Holdings LLC 4.87%, 03/01/2024, 1 mo. USD LIBOR + 2.500%	2,343,574
1,597,893	Elanco Animal Health, Inc. 3.46%, 08/01/2027, 1 mo. USD LIBOR + 1.750%	1,543,213
1,354,396	Gainwell Acquisition Corp. 6.25%, 10/01/2027, 1 mo. USD LIBOR + 4.000%	1,311,502
789,801	Horizon Therapeutics USA, Inc. 4.06%, 03/15/2028, 1 mo. USD LIBOR + 1.750%	773,018
Shares or Principal Amount		Market Value†
SENIOR FLOATING RATE INTERESTS - 10.2%(15) - (continued)
	Pharmaceuticals - 0.5% - (continued)
$ 121,182	ICON Luxembourg S.a.r.l. 4.56%, 07/03/2028, 1 mo. USD LIBOR + 2.250%	$ 118,845
1,008,283	Jazz Financing Lux S.a.r.l. 5.87%, 05/05/2028, 1 mo. USD LIBOR + 3.500%	983,499
977,998	Organon & Co. 4.63%, 06/02/2028, 1 mo. USD LIBOR + 3.000%	959,661
1,280,259	Pathway Vet Alliance LLC 6.00%, 03/31/2027, 1 mo. USD LIBOR + 3.750%	1,205,044
694,643	PetVet Care Centers LLC 5.87%, 02/14/2025, 1 mo. USD LIBOR + 3.500%	665,558
		11,237,526
	Pipelines - 0.4%
500,000	AL GCX Holdings LLC 0.00%, 05/17/2029(16)	492,190
224,612	BCP Renaissance Parent LLC 5.75%, 10/31/2024, 3 mo. USD LIBOR + 3.500%	219,372
459,478	Buckeye Partners L.P. 3.92%, 11/01/2026, 1 mo. USD LIBOR + 2.250%	449,976
1,046,239	DT Midstream, Inc. 4.37%, 06/26/2028, 1 mo. USD LIBOR + 2.000%	1,046,239
3,618,018	Medallion Midland Acquisition LLC 6.12%, 10/18/2028, 1 mo. USD LIBOR + 3.750%	3,506,474
1,140,831	NorthRiver Midstream Finance L.P. 5.53%, 10/01/2025, 3 mo. USD LIBOR + 3.250%	1,125,761
2,064,625	Oryx Midstream Services Permian Basin LLC 4.71%, 10/05/2028, 1 mo. USD LIBOR + 3.250%	2,006,733
		8,846,745
	Retail - 0.7%
650,714	B.C. Unlimited Liability Co. 4.12%, 11/19/2026, 1 mo. USD LIBOR + 1.750%	630,177
779,616	Beacon Roofing Supply, Inc. 4.62%, 05/19/2028, 1 mo. USD LIBOR + 2.250%	749,843
1,090,965	Foundation Building Materials Holding Co. LLC 6.05%, 01/31/2028, 1 mo. USD LIBOR + 3.250%	1,001,866
1,325,443	Great Outdoors Group LLC 6.12%, 03/06/2028, 1 mo. USD LIBOR + 3.750%	1,209,466
	IRB Holding Corp.
763,275	4.84%, 12/15/2027, 1 mo. USD SOFR + 3.000%	730,836
729,061	5.12%, 02/05/2025, 1 mo. USD LIBOR + 2.750%	709,792
1,589,495	LBM Acquisition LLC 7.12%, 12/17/2027, 1 mo. USD LIBOR + 3.750%	1,363,850
1,610,441	Michaels Cos., Inc. 6.50%, 04/15/2028, 1 mo. USD LIBOR + 4.250%	1,345,524
997,126	Petco Health and Wellness Co., Inc. 5.50%, 03/03/2028, 1 mo. USD LIBOR + 3.250%	963,314

216

The Hartford Strategic Income Fund
Schedule of Investments – (continued)
July 31, 2022  (Unaudited)

Shares or Principal Amount		Market Value†
SENIOR FLOATING RATE INTERESTS - 10.2%(15) - (continued)
	Retail - 0.7% - (continued)
$ 1,568,255	PetSmart, Inc. 6.12%, 02/11/2028, 1 mo. USD LIBOR + 3.750%	$ 1,508,786
997,500	Specialty Building Products Holdings LLC 5.91%, 10/15/2028, 1 mo. USD LIBOR + 3.750%	902,737
	SRS Distribution, Inc.
810,925	6.18%, 06/02/2028, 1 mo. USD SOFR + 3.500%	771,222
2,123,475	6.31%, 06/02/2028, 1 mo. USD LIBOR + 3.500%	2,019,956
834,073	Staples, Inc. 6.29%, 04/16/2026, 3 mo. USD LIBOR + 5.000%	719,997
1,554,874	White Cap Buyer LLC 6.08%, 10/19/2027, 1 mo. USD SOFR + 3.750%	1,482,635
		16,110,001
	Semiconductors - 0.1%
985,000	Entegris, Inc. 5.54%, 07/06/2029, 3 mo. USD LIBOR + 3.000%	971,043
2,100,000	MKS Instruments, Inc. 0.00%, 04/08/2029(16)	2,052,750
		3,023,793
	Software - 1.3%
	Athenahealth, Inc.
217,391	3.50%, 02/15/2029, 1 mo. USD SOFR + 3.500%(17)	206,793
1,282,609	5.65%, 02/15/2029, 1 mo. USD SOFR + 3.500%	1,220,082
701,124	Ceridian HCM Holding, Inc. 4.17%, 04/30/2025, 1 mo. USD LIBOR + 2.500%	676,585
	DCert Buyer, Inc.
995,499	6.37%, 10/16/2026, 3 mo. USD LIBOR + 4.000%	961,015
2,605,000	9.37%, 02/19/2029, 1 mo. USD LIBOR + 7.000%	2,440,025
2,989,258	Dun & Bradstreet Corp. 5.55%, 02/06/2026, 1 mo. USD LIBOR + 3.250%	2,904,572
1,278,861	E2open LLC 4.83%, 02/04/2028, 1 mo. USD LIBOR + 3.500%	1,243,296
997,500	EP Purchaser LLC 5.75%, 11/06/2028, 1 mo. USD LIBOR + 3.500%	974,228
	Epicor Software Corp.
1,002,069	5.62%, 07/30/2027, 1 mo. USD LIBOR + 3.250%	953,218
400,000	10.12%, 07/31/2028, 1 mo. USD LIBOR + 7.750%	393,200
241,771	Evertec Group LLC 5.87%, 11/27/2024, 3 mo. USD LIBOR + 3.500%	237,540
596,341	Finastra USA, Inc. 6.87%, 06/13/2024, 3 mo. USD LIBOR + 3.500%	555,754
	Hyland Software, Inc.
3,144,421	5.87%, 07/01/2024, 1 mo. USD LIBOR + 3.500%	3,080,558
464,000	8.62%, 07/07/2025, 1 mo. USD LIBOR + 6.250%	448,632
3,060,000	McAfee LLC 5.70%, 03/01/2029, 3 mo. USD LIBOR + 4.000%	2,915,935
	Mitchell International, Inc.
1,596,000	5.91%, 10/15/2028, 1 mo. USD LIBOR + 3.750%	1,509,417
Shares or Principal Amount		Market Value†
SENIOR FLOATING RATE INTERESTS - 10.2%(15) - (continued)
	Software - 1.3% - (continued)
$ 1,615,000	8.66%, 10/15/2029, 1 mo. USD LIBOR + 6.500%	$ 1,482,570
1,073,562	Navicure, Inc. 6.37%, 10/22/2026, 1 mo. USD LIBOR + 4.000%	1,041,355
	Polaris Newco LLC
EUR 995,050	4.00%, 06/02/2028, 3 mo. EURIBOR + 4.000%	953,428
$ 1,563,673	6.37%, 06/02/2028, 1 mo. USD LIBOR + 4.000%	1,482,659
99,000	Press Ganey Holdings, Inc. 6.12%, 07/24/2026, 1 mo. USD LIBOR + 3.750%	92,813
1,010,085	SS&C Technologies, Inc. 4.12%, 04/16/2025, 1 mo. USD LIBOR + 1.750%	985,671
	Ultimate Software Group, Inc.
2,137,164	6.12%, 05/04/2026, 3 mo. USD LIBOR + 3.750%	2,075,721
205,000	7.54%, 05/03/2027, 1 mo. USD LIBOR + 5.250%	195,849
2,079,553	Zelis Healthcare Corp. 5.21%, 09/30/2026, 1 mo. USD LIBOR + 3.500%	2,022,137
		31,053,053
	Telecommunications - 0.4%
2,024,375	Frontier Communications Corp. 6.06%, 05/01/2028, 1 mo. USD LIBOR + 3.750%	1,926,699
EUR 1,836,915	Lorca Holdco Ltd. 4.50%, 09/17/2027, 3 mo. EURIBOR + 4.250%	1,792,935
$ 2,840,000	Venga Finance S.a.r.l. 7.03%, 12/04/2028, 1 mo. USD LIBOR + 4.750%	2,619,900
790,393	Xplornet Communications, Inc. 6.37%, 10/02/2028, 1 mo. USD LIBOR + 4.000%	699,640
1,886,917	Zacapa LLC 6.30%, 03/22/2029, 1 mo. USD SOFR + 4.250%	1,793,759
		8,832,933
	Textiles - 0.1%
2,214,450	Crocs, Inc. 4.45%, 02/20/2029, 1 mo. USD SOFR + 3.500%	2,079,612
	Transportation - 0.1%
	First Student Bidco, Inc.
1,389,906	5.23%, 07/21/2028, 1 mo. USD LIBOR + 3.000%	1,287,580
935,065	6.05%, 07/21/2028	867,273
64,935	6.15%, 07/21/2028	60,227
578,177	PODS LLC 5.37%, 03/31/2028, 1 mo. USD LIBOR + 3.000%	553,605
		2,768,685
	Total Senior Floating Rate Interests (cost $254,317,931)	$ 239,728,262
U.S. GOVERNMENT AGENCIES - 15.8%
	Mortgage-Backed Agencies - 15.8%
	FHLMC - 3.7%
2,538	0.00%, 11/15/2036(6)(18)	$ 2,194
3,910,918	1.12%, 01/25/2030(3)(4)	262,646
12,213,899	1.12%, 06/25/2030(3)(4)	863,706
2,238,081	1.70%, 04/25/2030(3)(4)	227,879

217

The Hartford Strategic Income Fund
Schedule of Investments – (continued)
July 31, 2022  (Unaudited)

Shares or Principal Amount		Market Value†
U.S. GOVERNMENT AGENCIES - 15.8% - (continued)
	Mortgage-Backed Agencies - 15.8% - (continued)
	FHLMC - 3.7% - (continued)
$ 2,658,480	1.87%, 11/25/2047(3)(4)	$ 281,733
2,355,000	1.90%, 02/25/2047(3)(4)	267,102
4,759,080	1.95%, 10/25/2047(3)(4)	528,873
3,345,000	2.01%, 09/25/2047(3)(4)	228,224
1,150,193	2.02%, 09/25/2046(3)(4)	131,753
1,890,000	2.10%, 08/25/2047(3)(4)	222,421
3,870,000	2.15%, 05/25/2047(3)(4)	271,047
2,605,748	2.25%, 05/25/2047(3)(4)	324,734
20,721	3.00%, 03/15/2033(4)	1,964
1,955,000	3.40%, 06/25/2048(3)(4)	405,698
23,950	4.00%, 07/15/2027(4)	800
3,990,000	4.16%, 01/25/2051, 3 mo. USD SOFR + 2.650%(1)(2)	3,445,381
91,162	4.50%, 03/15/2041	96,765
6,060,000	4.61%, 01/25/2050, 1 mo. USD LIBOR + 2.350%(1)(2)	5,720,398
57,488	4.75%, 07/15/2039	60,338
3,000,000	4.76%, 02/25/2050, 1 mo. USD LIBOR + 2.500%(1)(2)	2,744,535
180,000	5.26%, 01/25/2051, 3 mo. USD SOFR + 3.750%(1)(2)	157,276
1,605,000	5.41%, 07/25/2030, 1 mo. USD LIBOR + 3.150%(2)	1,554,858
5,273	5.50%, 08/15/2033	5,655
4,740,000	5.51%, 11/25/2051, 3 mo. USD SOFR + 4.000%(1)(2)	4,151,186
3,516,923	5.86%, 04/25/2024, 1 mo. USD LIBOR + 3.600%(2)	3,552,093
4,285,000	5.86%, 04/25/2042, 3 mo. USD SOFR + 4.350%(1)(2)	4,174,107
17,718	6.50%, 07/15/2036	19,046
5,226,379	6.51%, 11/25/2023, 1 mo. USD LIBOR + 4.250%(2)	5,369,215
2,110,000	6.61%, 09/25/2030, 1 mo. USD LIBOR + 4.350%(2)	2,144,590
3,330,000	6.71%, 04/25/2030, 1 mo. USD LIBOR + 4.450%(2)	3,408,599
9,887,228	6.76%, 02/25/2024, 1 mo. USD LIBOR + 4.500%(2)	9,936,671
7,940,000	6.76%, 03/25/2042, 3 mo. USD SOFR + 5.250%(1)(2)	7,826,530
3,599,996	7.01%, 12/25/2029, 1 mo. USD LIBOR + 4.750%(2)	3,763,867
1,955,000	7.51%, 09/25/2050, 1 mo. USD LIBOR + 5.250%(1)(2)	1,969,716
2,160,000	7.52%, 07/25/2042(1)	2,178,900
2,450,000	8.01%, 07/25/2050, 1 mo. USD LIBOR + 5.750%(1)(2)	2,557,564
6,665,000	8.26%, 06/25/2042, 3 mo. USD SOFR + 6.750%(1)(2)	6,965,268
3,520,000	8.26%, 08/25/2050, 1 mo. USD LIBOR + 6.000%(1)(2)	3,732,137
3,295,000	8.36%, 11/25/2051, 3 mo. USD SOFR + 6.850%(1)(2)	2,993,532
2,770,000	9.26%, 01/25/2051, 3 mo. USD SOFR + 7.750%(1)(2)	2,701,273
		85,250,274
	FNMA - 0.3%
25,808	0.00%, 06/25/2036(6)(18)	22,888
69,823	1.09%, 04/25/2055(2)(4)	2,509
13,844	2.50%, 06/25/2028(4)	664
75,571	3.00%, 01/25/2028(4)	3,724
Shares or Principal Amount		Market Value†
U.S. GOVERNMENT AGENCIES - 15.8% - (continued)
	Mortgage-Backed Agencies - 15.8% - (continued)
	FNMA - 0.3% - (continued)
$ 27,607	3.16%, 12/01/2026	$ 27,636
22,312	3.24%, 12/01/2026	22,403
8,643	3.47%, 01/01/2024	8,634
31,045	3.50%, 05/25/2030(4)	2,537
21,297	3.87%, 10/01/2025	21,732
31,667	3.89%, 05/01/2030	32,875
8,686	3.96%, 05/01/2034	9,019
14,902	4.00%, 03/25/2042(4)	1,737
5,955	4.50%, 07/25/2027(4)	215
48,067	5.50%, 04/25/2035	51,859
13,073	5.50%, 04/25/2037	14,080
129,797	5.50%, 06/25/2042(4)	28,401
2,785	5.52%, 05/25/2042(3)(4)	277
1,510,000	6.76%, 03/25/2042, 3 mo. USD SOFR + 5.250%(1)(2)	1,482,930
1,385,000	7.76%, 03/25/2042, 3 mo. USD SOFR + 6.250%(1)(2)	1,399,474
3,995,000	8.51%, 04/25/2042, 3 mo. USD SOFR + 7.000%(1)(2)	4,033,856
		7,167,450
	GNMA - 0.0%
15,644	4.00%, 05/16/2042(4)	1,801
36,757	5.00%, 10/16/2041(4)	5,973
		7,774
	UMBS - 11.8%
188,800,000	2.50%, 08/11/2052(19)	176,156,627
104,600,000	3.00%, 08/11/2052(19)	100,873,625
		277,030,252
	Total U.S. Government Agencies (cost $361,692,015)	$ 369,455,750
U.S. GOVERNMENT SECURITIES - 8.4%
	U.S. Treasury Securities - 8.4%
	U.S. Treasury Bonds - 4.5%
28,173,000	1.13%, 08/15/2040	$ 20,180,012
12,270,000	1.88%, 02/15/2051	9,555,742
43,075,000	2.50%, 02/15/2045(20)(21)	37,737,738
25,905,000	2.88%, 05/15/2052	25,382,852
6,740,000	3.38%, 05/15/2044(20)(21)	6,869,008
5,980,000	3.63%, 02/15/2044(20)	6,333,661
		106,059,013
	U.S. Treasury Notes - 3.9%
15,197,099	0.13%, 07/15/2030(22)	15,249,785
34,594,556	0.25%, 07/15/2029(22)	35,107,393
20,000,000	0.63%, 05/15/2030(23)	17,169,531
18,188,125	0.75%, 07/15/2028(22)	18,994,690
3,078,125	0.88%, 01/15/2029(22)	3,233,354
2,365,100	1.13%, 02/15/2031	2,097,733
		91,852,486
	Total U.S. Government Securities (cost $202,002,176)	$ 197,911,499
COMMON STOCKS - 0.0%
	Energy - 0.0%
32,328	Ascent Resources - Marcellus LLC Class A*(13)(14)	$ 56,574
7,027	Foresight Energy LLC*	119,448

218

The Hartford Strategic Income Fund
Schedule of Investments – (continued)
July 31, 2022  (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 0.0% - (continued)
	Energy - 0.0% - (continued)
3,682	Philadelphia Energy Solutions*(13)(14)	$ —
	Total Common Stocks (cost $197,293)	$ 176,022
CONVERTIBLE PREFERRED STOCKS - 0.4%
	Banks - 0.0%
2,548	Nationwide Building Society, 10.25%(8)(9)	$ 434,413
	Capital Goods - 0.0%
74	Fluor Corp., 6.50%(8)	94,366
	Health Care Equipment & Services - 0.1%
47,085	Becton Dickinson and Co. Series B, 6.00%	2,354,250
	Pharmaceuticals, Biotechnology & Life Sciences - 0.1%
1,576	Danaher Corp., 5.00%	2,398,436
	Utilities - 0.2%
18,384	American Electric Power Co., Inc., 6.13%	1,016,268
28,297	DTE Energy Co., 6.25%	1,460,974
38,600	Southern Co. Series 2019, 6.75%	2,167,776
		4,645,018
	Total Convertible Preferred Stocks (cost $9,827,642)	$ 9,926,483
ESCROWS - 0.1%(24)
	Consumer Services - 0.1%
500,000	Grifols Escrow Issuer S.A.(9)	$ 443,708
2,270,000	Grifols Escrow Issuer S.A.(1)	2,014,432
	Total Escrows (cost $3,170,605)	$ 2,458,140
WARRANTS - 0.0%
	Energy - 0.0%
8,370	Ascent Resources - Marcellus LLC Expires 03/30/2023(13)(14)	$ 276
	Total Warrants (cost $670)	$ 276
	Total Long-Term Investments (Cost $2,817,787,932)	$ 2,525,500,787
SHORT-TERM INVESTMENTS - 3.2%
	Commercial Paper - 2.7%
$ 2,510,000	CDP Financial, Inc. 3.84%, 06/26/2023	$ 2,423,011
5,000,000	Dexia Credit Local S.A. 1.97%, 11/02/2022	4,962,960
	Enel Finance America
250,000	2.42%, 10/21/2022	248,224
3,000,000	4.47%, 06/21/2023	2,896,559
CAD 1,500,000	Financiere CDP, Inc. 1.75%, 09/15/2022	1,168,790
$ 3,300,000	HSBC USA, Inc. 2.74%, 02/13/2023	3,235,169
	Korea Development Bank
3,000,000	1.70%, 09/21/2022	2,992,733
5,000,000	1.74%, 10/19/2022	4,969,865
5,000,000	Landesbank Baden-Wur 2.31%, 01/10/2023	4,925,750
Shares or Principal Amount			Market Value†
SHORT-TERM INVESTMENTS - 3.2% - (continued)
	Commercial Paper - 2.7% - (continued)
	Municipal Finance Authority of British Columbia Bills
CAD 1,285,000	1.08%, 08/03/2022(25)		$ 1,003,386
450,000	1.08%, 08/03/2022(25)		351,380
175,000	2.94%, 10/12/2022(25)		135,826
125,000	2.95%, 10/12/2022(25)		97,019
45,000	3.07%, 10/19/2022(25)		34,903
155,000	3.08%, 10/19/2022(25)		120,220
	Newfoundland T-Bill
2,000,000	2.99%, 10/13/2022(25)		1,553,176
500,000	3.01%, 10/17/2022(25)		388,177
$ 4,865,000	Oesterreichische 2.20%, 09/27/2022		4,848,054
CAD 300,000	OMERS Finance 2.14%, 08/16/2022		234,054
	Ontario Teachers Finance
$ 2,500,000	1.95%, 11/01/2022		2,481,614
CAD 1,000,000	3.06%, 10/19/2022		775,612
200,000	PEI Treasury Note 2.93%, 10/25/2022		155,024
4,500,000	PSP Capital, Inc. 2.10%, 10/03/2022		3,495,666
	Regional Municipality of New York
1,500,000	1.50%, 08/10/2022		1,170,891
1,820,000	1.91%, 09/06/2022		1,418,516
	Societe De Transport De Montre
2,000,000	1.63%, 08/22/2022		1,560,292
4,150,000	1.71%, 08/22/2022		3,237,456
7,000,000	1.95%, 08/18/2022		5,461,146
1,400,000	2.00%, 09/20/2022		1,090,229
9,100,000	2.05%, 09/20/2022		7,086,014
			64,521,716
	Securities Lending Collateral - 0.5%
5,690,077	Goldman Sachs Financial Square Funds, Government Fund, Institutional Class, 2.06%(26)		5,690,077
4,028,261	HSBC US Government Money Market Fund, 2.18%(26)		4,028,261
1,847,378	Invesco Government & Agency Portfolio, Institutional Class, 2.12%(26)		1,847,378
			11,565,716
	Total Short-Term Investments (cost $76,106,803)		$ 76,087,432
	Total Investments (cost $2,893,894,735)	110.9%	$ 2,601,588,219
	Other Assets and Liabilities	(10.9)%	(255,427,869)
	Total Net Assets	100.0%	$ 2,346,160,350
Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.
The Fund may refer to any one or more of the industry classifications used by one or more widely recognized market indices, ratings group and/or as defined by Fund management. Industry classifications may not be identical across all security types.
Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.
For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
See “Glossary” for abbreviation descriptions.

219

The Hartford Strategic Income Fund
Schedule of Investments – (continued)
July 31, 2022  (Unaudited)

*	Non-income producing.
(1)	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions that are exempt from registration (typically only to qualified institutional buyers) or in a public offering registered under the Securities Act of 1933. At July 31, 2022, the aggregate value of these securities was $810,232,790, representing 34.5% of net assets.
(2)	Variable rate securities; the rate reported is the coupon rate in effect at July 31, 2022. Base lending rates may be subject to a floor or cap.
(3)	Variable or floating rate security, which interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.
(4)	Securities disclosed are interest-only strips.
(5)	Security is a “step-up” bond where coupon increases or steps up at a predetermined date. Rate shown is current coupon rate.
(6)	Security is a zero-coupon bond.
(7)	Fixed to variable rate investment. The rate shown reflects the fixed rate in effect at July 31, 2022. Rate will reset at a future date. Base lending rates may be subject to a floor or cap.
(8)	Perpetual maturity security. Maturity date shown is the next call date or final legal maturity date, whichever comes first.
(9)	Security is exempt from registration under Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At July 31, 2022, the aggregate value of these securities was $379,354,292, representing 16.2% of net assets.
(10)	Represents entire or partial securities on loan.
(11)	Non-income producing. For long-term debt securities, items identified are in default as to payment of interest and/or principal.
(12)	Security has the ability to pay in kind (“PIK”) or pay income in cash. When applicable, separate rates of such payments are disclosed.
(13)	These securities are valued in good faith at fair value as determined under policies and procedures established by and under the supervision of the Board of Directors. At July 31, 2022, the aggregate fair value of these securities are $56,850, which represented 0.0% of total net assets. This amount excludes securities that are principally traded in certain foreign markets and whose prices are adjusted pursuant to a third party pricing service methodology approved by the Board of Directors.
(14)	Investment valued using significant unobservable inputs.
(15)	Senior floating rate interests generally pay interest rates which are periodically adjusted by reference to a base short-term, floating lending rate plus a premium. The base lending rates are primarily the LIBOR, and secondarily the prime rate offered by one or more major United States banks (the "Prime Rate") and the certificate of deposit rate or other base lending rates used by commercial lenders. Senior floating rate interests often require prepayments from excess cash flows or permit the borrower to repay at its election. The rate at which the borrower repays cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. Base lending rates may be subject to a floor or cap. Unless otherwise noted, the interest rate disclosed for these securities represents the rate in effect as of July 31, 2022.
(16)	Represents an unsettled loan commitment. The coupon rate will be determined at time of settlement.
(17)	This security, or a portion of this security, has unfunded loan commitments. As of July 31, 2022, the aggregate value of the unfunded commitment was $206,793, which represents 0.0% of total net assets.
(18)	Securities disclosed are principal-only strips.
(19)	Represents or includes a TBA transaction.
(20)	All, or a portion of the security, was pledged as collateral in connection with futures contracts. As of July 31, 2022, the market value of securities pledged was $17,160,864.
(21)	All, or a portion of the security, was pledged as collateral in connection with OTC swap contracts. As of July 31, 2022, the market value of securities pledged was $5,043,708.
(22)	The principal amount for these securities are adjusted for inflation and the interest payments equal a fixed percentage of the inflation-adjusted principal amount.
(23)	All, or a portion of the security, was pledged as collateral in connection with centrally cleared swap contracts. As of July 31, 2022, the market value of securities pledged was $16,396,902.
(24)	Share amount represents shares of the issuer previously held that resulted in receipt of the escrow.
(25)	The rate shown represents current yield to maturity.
(26)	Current yield as of period end.

220

The Hartford Strategic Income Fund
Schedule of Investments – (continued)
July 31, 2022  (Unaudited)

OTC Swaptions Outstanding at July 31, 2022
Description	Counter- party	Exercise Price/ FX Rate/Rate	Pay/ Receive Floating Rate	Expiration Date	Notional Amount		Market Value†	Premiums Paid (Received) by Fund	Unrealized Appreciation/ (Depreciation)
Written swaptions:
Call
ITRAXX-XOVERS.37.V1*	BCLY	625.00%	Pay	08/17/2022	EUR	(118,245,000)	$ (5,079,541)	$ (1,579,201)	$ (3,500,340)
Put
ITRAXX-XOVERS.37.V1*	BCLY	625.00%	Pay	08/17/2022	EUR	(118,245,000)	$ (212,544)	$ (2,310,806)	$ 2,098,262
Total Written Option Contracts OTC swaption contracts							$ (5,292,085)	$ (3,890,007)	$ (1,402,078)

*	Swaptions with forward premiums.

Futures Contracts Outstanding at July 31, 2022
Description	Number of Contracts	Expiration Date	Current Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Long position contracts:
Australian 10-Year Bond Future	265	09/15/2022	$ 23,138,456	$ 1,100,177
Canadian 10-Year Bond Future	635	09/20/2022	64,687,634	3,366,896
U.S. Treasury 10-Year Note Future	1,916	09/21/2022	232,105,438	2,106,646
U.S. Treasury Ultra Bond Future	450	09/21/2022	71,240,625	2,562,208
Total				$ 9,135,927
Short position contracts:
Euro BUXL 30-Year Bond Future	165	09/08/2022	$ 31,332,978	$ (2,648,083)
Euro-BOBL Future	88	09/08/2022	11,500,676	(320,601)
Euro-BUND Future	458	09/08/2022	73,791,089	(3,339,381)
Euro-Schatz Future	1,599	09/08/2022	179,988,946	(1,199,975)
Long Gilt Future	285	09/28/2022	41,017,082	(940,335)
U.S. Treasury 2-Year Note Future	1,847	09/30/2022	388,721,352	(1,218,044)
U.S. Treasury 5-Year Note Future	3,244	09/30/2022	368,928,970	(6,087,998)
U.S. Treasury 10-Year Ultra Future	91	09/21/2022	11,943,750	(98,230)
U.S. Treasury Long Bond Future	235	09/21/2022	33,840,000	(1,327,194)
Total				$ (17,179,841)
Total futures contracts				$ (8,043,914)

OTC Credit Default Swap Contracts Outstanding at July 31, 2022
Reference Entity	Counter- party	Notional Amount(1)		(Pay)/Receive Fixed Rate	Expiration Date	Periodic Payment Frequency	Upfront Premiums Paid	Upfront Premiums Received	Market Value†	Unrealized Appreciation/ (Depreciation)
Credit default swaps on indices:
Buy protection:
ABX.HE.AAA.07	GSC	USD	307,697	(0.09%)	08/25/2037	Monthly	$ 62,281	$ —	$ 16,896	$ (45,385)
ABX.HE.AAA.07	CSI	USD	878,737	(0.09%)	08/25/2037	Monthly	204,512	—	48,252	(156,260)
ABX.HE.PENAAA.06	JPM	USD	107,701	(0.11%)	05/25/2046	Monthly	12,229	—	7,886	(4,343)
ABX.HE.PENAAA.06	CSI	USD	169,215	(0.11%)	05/25/2046	Monthly	19,258	—	12,390	(6,868)
PrimeX.ARM.2(2)(3)	MSC	USD	52,734	(4.58%)	12/25/2037	Monthly	—	(120)	(248)	(128)
Total							$ 298,280	$ (120)	$ 85,176	$ (212,984)
Sell protection:
ABX.HE.AAA.07	MSC	USD	307,696	0.09%	08/25/2037	Monthly	$ 2,131	$ —	$ (16,895)	$ (19,026)
ABX.HE.AAA.07	MSC	USD	878,737	0.09%	08/25/2037	Monthly	6,131	—	(48,250)	(54,381)
221

The Hartford Strategic Income Fund
Schedule of Investments – (continued)
July 31, 2022  (Unaudited)

OTC Credit Default Swap Contracts Outstanding at July 31, 2022 – (continued)
Reference Entity	Counter- party	Notional Amount(1)		(Pay)/Receive Fixed Rate	Expiration Date	Periodic Payment Frequency	Upfront Premiums Paid	Upfront Premiums Received	Market Value†	Unrealized Appreciation/ (Depreciation)
Credit default swaps on indices – (continued):
Sell protection – (continued):
ABX.HE.PENAAA.06	BCLY	USD	276,916	0.11%	05/25/2046	Monthly	$ —	$ (5,747)	$ (20,276)	$ (14,529)
PrimeX.ARM.2(2)(3)	JPM	USD	52,734	4.58%	12/25/2037	Monthly	1,528	—	248	(1,280)
Total							$ 9,790	$ (5,747)	$ (85,173)	$ (89,216)
Total OTC credit default swap contracts							$ 308,070	$ (5,867)	$ 3	$ (302,200)

(1)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(2)	These investments are valued in good faith at fair value as determined under policies and procedures established by and under the supervision of the Board of Directors. At July 31, 2022, the aggregate fair value of these securities are $(1,408), which represented (0.0)% of total net assets. This amount excludes investments that are principally traded in certain foreign markets and whose prices are adjusted pursuant to a third party pricing service methodology approved by the Board of Directors.
(3)	Investment valued using significant unobservable inputs.

Centrally Cleared Credit Default Swap Contracts Outstanding at July 31, 2022
Reference Entity	Notional Amount(1)		(Pay)/Receive Fixed Rate	Expiration Date	Periodic Payment Frequency	Cost Basis	Value†	Unrealized Appreciation/ (Depreciation)
Credit default swaps on indices:
Buy protection:
CDX.EM.37.V1	USD	48,630,000	(1.00%)	06/20/2027	Quarterly	$ 2,742,185	$ 4,533,308	$ 1,791,123
CDX.NA.HY.38.V2	USD	192,149,100	(5.00%)	06/20/2027	Quarterly	925,493	(3,354,790)	(4,280,283)
Total						$ 3,667,678	$ 1,178,518	$ (2,489,160)
Sell protection:
ITRAXX-XOVERS.37.V1	EUR	129,150,000	5.00%	06/20/2027	Quarterly	$ 7,014,964	$ 250,548	$ (6,764,416)
Credit default swaps on single-name issues:
Buy protection:
Standard Chartered	EUR	2,010,000	(1.00%)	06/20/2027	Quarterly	$ (16,704)	$ (16,487)	$ 217
Sell protection:
Republic of Turkey (B+)	USD	5,185,000	1.00%	06/20/2027	Quarterly	$ (970,394)	$ (1,339,386)	$ (368,992)
Total						$ (987,098)	$ (1,355,873)	$ (368,775)
Total centrally cleared credit default swap contracts						$ 9,695,544	$ 73,193	$ (9,622,351)

(1)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

Foreign Currency Contracts Outstanding at July 31, 2022
Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Counterparty	Settlement Date	Appreciation/ (Depreciation)
880,000	AUD	592,049	USD	SCB	09/21/2022	$ 23,325
8,790,000	BRL	1,594,549	USD	GSC	09/21/2022	79,426
9,135,000	CAD	6,994,287	USD	TDB	08/02/2022	139,327
6,280,000	CAD	4,817,912	USD	BOA	08/09/2022	86,126
6,245,000	CAD	4,793,005	USD	JPM	08/15/2022	83,675
3,000,000	CAD	2,297,312	USD	TDB	08/26/2022	45,345
12,625,000	CAD	9,688,581	USD	BOA	09/02/2022	169,935
3,810,000	CAD	2,923,604	USD	BOA	09/14/2022	51,288
930,000	CAD	713,443	USD	CBK	09/21/2022	12,679
124,670,000	EGP	6,347,760	USD	GSC	09/21/2022	(13,707)
191,000	EUR	195,998	USD	SSG	08/31/2022	(370)
2,734,000	EUR	2,802,900	USD	BNP	08/31/2022	(2,648)
1,363,000	EUR	1,377,928	USD	BOA	09/21/2022	20,266
1,282,000	EUR	1,296,179	USD	SCB	09/21/2022	18,923
2,440,000	EUR	2,490,213	USD	TDB	09/21/2022	12,790
222

The Hartford Strategic Income Fund
Schedule of Investments – (continued)
July 31, 2022  (Unaudited)

Foreign Currency Contracts Outstanding at July 31, 2022 – (continued)
Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Counterparty	Settlement Date	Appreciation/ (Depreciation)
1,352,000	EUR	1,379,938	USD	RBS	09/21/2022	$ 6,972
457,000	EUR	465,239	USD	MSC	09/21/2022	3,562
423,000	EUR	433,140	USD	RBC	09/21/2022	782
148,000	EUR	152,229	USD	UBS	09/21/2022	(407)
4,645,000	EUR	4,774,685	USD	BCLY	09/21/2022	(9,750)
413,000	EUR	434,465	USD	BNP	09/21/2022	(10,801)
2,739,000	EUR	2,830,882	USD	SSG	09/21/2022	(21,158)
842,000	EUR	887,822	USD	GSC	09/21/2022	(24,081)
3,263,000	EUR	3,419,419	USD	JPM	09/21/2022	(72,168)
2,337,000	EUR	2,475,112	USD	DEUT	09/21/2022	(77,770)
838,000	GBP	997,355	USD	SCB	09/21/2022	24,391
85,100,000	JPY	621,543	USD	SCB	09/21/2022	19,221
12,270,000	MXN	606,349	USD	BNP	09/21/2022	(10,269)
8,207,658	USD	11,400,000	AUD	MSC	09/21/2022	235,769
19,063,921	USD	96,004,000	BRL	GSC	09/21/2022	780,840
7,181,992	USD	9,135,000	CAD	MSC	08/02/2022	48,379
1,353,336	USD	1,735,000	CAD	MSC	08/03/2022	(1,539)
4,824,656	USD	6,280,000	CAD	MSC	08/09/2022	(79,382)
1,151,564	USD	1,500,000	CAD	JPM	08/10/2022	(19,781)
4,818,844	USD	6,245,000	CAD	BOA	08/15/2022	(57,836)
1,208,978	USD	1,500,000	CAD	SSG	08/16/2022	37,638
234,829	USD	300,000	CAD	CIBC	08/16/2022	561
230,558	USD	300,000	CAD	CBK	08/16/2022	(3,710)
5,414,089	USD	7,000,000	CAD	TDB	08/18/2022	(52,150)
4,795,955	USD	6,150,000	CAD	MSC	08/22/2022	(6,509)
4,610,072	USD	6,000,000	CAD	MSC	08/26/2022	(75,242)
9,765,685	USD	12,625,000	CAD	TDB	09/02/2022	(92,831)
1,451,522	USD	1,820,000	CAD	SSG	09/06/2022	30,371
3,068,470	USD	3,810,000	CAD	BOA	09/14/2022	93,578
1,967,904	USD	2,550,000	CAD	SCB	09/15/2022	(23,153)
624,279	USD	800,000	CAD	BMO	09/19/2022	(350)
1,089,682	USD	1,400,000	CAD	SCB	09/20/2022	(3,412)
7,090,520	USD	9,100,000	CAD	MSC	09/20/2022	(14,588)
6,189,452	USD	7,675,000	CAD	MSC	09/21/2022	196,996
8,188,625	USD	10,280,000	CAD	TDB	09/21/2022	162,247
890,006	USD	1,120,000	CAD	CIBC	09/21/2022	15,537
395,579	USD	500,000	CAD	DEUT	09/21/2022	5,190
3,076,136	USD	3,815,000	CAD	CIBC	09/23/2022	97,514
3,580,921	USD	4,500,000	CAD	MSC	10/03/2022	67,657
1,488,485	USD	1,925,000	CAD	BNP	10/05/2022	(14,405)
231,430	USD	300,000	CAD	MSC	10/12/2022	(2,783)
1,547,051	USD	2,000,000	CAD	BOA	10/13/2022	(14,366)
385,878	USD	500,000	CAD	MSC	10/17/2022	(4,473)
155,164	USD	200,000	CAD	SCB	10/19/2022	(975)
2,751,198	USD	3,530,000	CAD	BOA	10/19/2022	(4,667)
759,691	USD	1,000,000	CAD	MSC	10/19/2022	(21,007)
155,915	USD	200,000	CAD	MSC	10/25/2022	(223)
2,407,899	USD	3,000,000	CAD	MSC	10/27/2022	65,845
4,870,802	USD	6,135,000	CAD	MSC	11/09/2022	81,235
5,015,773	USD	6,485,000	CAD	SCB	11/09/2022	(47,038)
1,189,362	USD	1,500,000	CAD	BOA	11/10/2022	18,317
397,932	USD	500,000	CAD	BOA	11/14/2022	7,580
784,976	USD	1,000,000	CAD	RBC	11/22/2022	4,258
1,171,159	USD	1,505,000	CAD	DEUT	11/28/2022	(3,837)
876,364	USD	1,125,000	CAD	JPM	12/05/2022	(1,970)
1,237,252	USD	1,560,000	CAD	UBS	01/13/2023	19,189
2,414,972	USD	3,040,000	CAD	MSC	01/31/2023	41,226
1,199,553	USD	1,520,000	CAD	BOA	01/31/2023	12,680
236,515	USD	300,000	CAD	DEUT	03/01/2023	2,265
3,261,529	USD	4,130,000	CAD	MSC	03/29/2023	36,694
793,262	USD	1,000,000	CAD	MSC	04/10/2023	12,431
223

The Hartford Strategic Income Fund
Schedule of Investments – (continued)
July 31, 2022  (Unaudited)

Foreign Currency Contracts Outstanding at July 31, 2022 – (continued)
Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Counterparty	Settlement Date	Appreciation/ (Depreciation)
2,357,689	USD	3,000,000	CAD	JPM	05/01/2023	$ 15,199
780,453	USD	1,000,000	CAD	SGG	05/01/2023	(377)
147,807	USD	190,000	CAD	TDB	05/01/2023	(551)
1,559,892	USD	2,000,000	CAD	UBS	05/01/2023	(1,768)
1,235,871	USD	1,600,000	CAD	JPM	06/05/2023	(13,540)
773,781	USD	1,000,000	CAD	TDB	06/09/2023	(7,107)
442,564	USD	8,630,000	EGP	JPM	09/21/2022	4,104
342,000	USD	336,566	EUR	RBC	08/31/2022	(2,722)
4,764,014	USD	4,662,967	EUR	GSC	08/31/2022	(11,950)
110,917,625	USD	108,378,147	EUR	DEUT	08/31/2022	(86,816)
94,572,198	USD	87,943,051	EUR	BNP	09/21/2022	4,358,401
9,283,438	USD	8,762,000	EUR	SSG	09/21/2022	295,197
4,030,148	USD	3,782,000	EUR	UBS	09/21/2022	150,495
2,296,333	USD	2,135,000	EUR	JPM	09/21/2022	106,205
1,917,446	USD	1,823,000	EUR	DEUT	09/21/2022	47,375
1,069,817	USD	1,020,000	EUR	MSC	09/21/2022	23,479
2,127,758	USD	2,070,000	EUR	TDB	09/21/2022	4,309
121,198	USD	119,000	EUR	BOA	09/21/2022	(875)
315,625	USD	309,000	EUR	BCLY	09/21/2022	(1,353)
1,367,998	USD	1,000,000	GBP	BNP	08/01/2022	150,169
115,683	USD	95,000	GBP	GSC	08/31/2022	(89)
6,417,777	USD	5,326,000	GBP	TDB	08/31/2022	(72,774)
16,202,607	USD	12,853,000	GBP	TDB	09/21/2022	531,361
16,873,265	USD	2,158,700,000	JPY	MSC	08/01/2022	683,893
10,618,747	USD	1,381,250,000	JPY	SCB	08/08/2022	254,749
14,807,211	USD	1,903,100,000	JPY	BOA	08/15/2022	520,013
2,772,155	USD	352,650,000	JPY	BCLY	08/15/2022	124,695
14,664,773	USD	1,865,000,000	JPY	BNP	08/22/2022	656,171
2,773,335	USD	352,650,000	JPY	BCLY	08/22/2022	124,470
11,212,243	USD	1,416,000,000	JPY	BNP	08/29/2022	570,571
28,684,202	USD	3,706,800,000	JPY	BOA	09/06/2022	809,910
33,957,172	USD	4,531,900,000	JPY	BNP	09/12/2022	(139,363)
3,551,582	USD	400,000,000	JPY	MSC	09/20/2022	540,029
24,365,170	USD	3,254,100,000	JPY	JPM	09/20/2022	(134,561)
15,946,316	USD	2,051,200,000	JPY	SCB	09/21/2022	501,740
18,154,129	USD	2,430,000,000	JPY	BOA	09/26/2022	(150,554)
19,735,567	USD	2,647,250,000	JPY	BCLY	10/03/2022	(217,901)
1,465,991	USD	201,400,000	JPY	BCLY	10/17/2022	(53,961)
440,574	USD	60,200,000	JPY	DEUT	10/24/2022	(14,037)
13,178,706	USD	1,746,950,000	JPY	BCLY	10/31/2022	(20,845)
1,873,535	USD	250,000,000	JPY	BOA	01/10/2023	(31,112)
7,306,643	USD	145,910,000	MXN	TDB	09/21/2022	218,299
7,080,316	USD	141,270,000	MXN	RBC	09/21/2022	217,385
Total foreign currency contracts						$ 12,028,637

Foreign Cross Currency Contracts Outstanding at July 31, 2022
Contract Amount		Counterparty	Delivery Date	Contract Amount		Unrealized Appreciation/ Depreciation
EUR	245,875	DEUT	08/31/2022	GBP	248,605	$ (2,730)
EUR	9,410,523	TDB	08/31/2022	GBP	9,542,060	(131,536)
Total foreign cross currency contracts						$ (134,266)
† For information regarding the Fund’s significant accounting policies, please refer to the Fund’s most recent shareholder report.
224

The Hartford Strategic Income Fund
Schedule of Investments – (continued)
July 31, 2022  (Unaudited)

Fair Value Summary
The following is a summary of the fair valuations according to the inputs used as of July 31, 2022 in valuing the Fund’s investments.
Description	Total	Level 1	Level 2	Level 3(1)
Assets
Asset & Commercial Mortgage-Backed Securities	$ 416,549,244	$ —	$ 416,549,244	$ —
Convertible Bonds	63,320,203	—	63,320,203	—
Corporate Bonds	634,596,406	—	634,596,406	—
Foreign Government Obligations	570,469,724	—	570,469,724	—
Municipal Bonds	20,908,778	—	20,908,778	—
Senior Floating Rate Interests	239,728,262	—	239,728,262	—
U.S. Government Agencies	369,455,750	—	369,455,750	—
U.S. Government Securities	197,911,499	—	197,911,499	—
Common Stocks
Energy	176,022	—	119,448	56,574
Convertible Preferred Stocks	9,926,483	9,926,483	—	—
Escrows	2,458,140	—	2,458,140	—
Warrants	276	—	—	276
Short-Term Investments	76,087,432	11,565,716	64,521,716	—
Foreign Currency Contracts(2)	13,850,132	—	13,850,132	—
Futures Contracts(2)	9,135,927	9,135,927	—	—
Swaps - Credit Default(2)	1,791,340	—	1,791,340	—
Total	$ 2,626,365,618	$ 30,628,126	$ 2,595,680,642	$ 56,850
Liabilities
Foreign Currency Contracts(2)	$ (1,955,761)	$ —	$ (1,955,761)	$ —
Futures Contracts(2)	(17,179,841)	(17,179,841)	—	—
Swaps - Credit Default(2)	(11,715,891)	—	(11,714,483)	(1,408)
Written Options	(5,292,085)	—	(5,292,085)	—
Total	$ (36,143,578)	$ (17,179,841)	$ (18,962,329)	$ (1,408)

(1)	For the period ended July 31, 2022, investments valued at $15,002,458 were transferred into Level 3 due to the unavailability of active market pricing, and investments valued at $9,254,722 were transferred out of Level 3 due to the availability of significant observable inputs.
(2)	Derivative instruments (excluding purchased and written options, if applicable) are valued at the unrealized appreciation/(depreciation) on the investments.
Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the period ended July 31, 2022 is not presented.
225

Hartford Sustainable Municipal Bond Fund
Schedule of Investments
July 31, 2022  (Unaudited)

Shares or Principal Amount		Market Value†
MUNICIPAL BONDS - 95.0%
	Alabama - 0.4%
$ 150,000	Jefferson County, AL, Board of Education 5.00%, 02/01/2046	$ 164,614
335,000	State of Alabama, Troy University Rev, (BAM Insured) 5.00%, 11/01/2023	348,725
		513,339
	Arizona - 1.6%
325,000	City of Phoenix, AZ, Civic Improvement Corp. Rev 5.00%, 07/01/2031	360,734
	Maricopa County, AZ, Industrial Dev Auth Rev
775,000	3.00%, 09/01/2039	681,714
100,000	5.00%, 09/01/2042	108,317
200,000	Salt Verde, AZ, Financial Corp. Rev 5.00%, 12/01/2037	221,557
	Tempe, AZ, Industrial Dev Auth Rev
225,000	4.00%, 12/01/2024	226,485
270,000	4.00%, 12/01/2025	271,243
240,000	4.00%, 12/01/2026	239,611
		2,109,661
	California - 8.6%
50,000	Alameda County, Oakland, CA, Unified School Dist, GO, (AGM Insured) 4.00%, 08/01/2034	52,863
195,000	California Enterprise Dev Auth Rev 5.00%, 08/01/2045	201,223
	California Municipal Finance Auth Rev, (BAM Insured)
500,000	4.00%, 05/15/2038	501,013
350,000	4.00%, 10/01/2049	340,421
1,665,000	5.00%, 12/31/2031	1,785,843
165,000	California Public Finance Auth Rev 2.38%, 11/15/2028(1)	154,870
310,000	California State Health Facs Finance Auth Rev 4.00%, 08/15/2040	316,338
140,000	California State, GO Taxable 4.00%, 11/01/2041	143,290
	Cathedral City, CA, Redev Agency Successor Agency
145,000	4.00%, 08/01/2022	145,000
340,000	4.00%, 08/01/2032	366,870
100,000	City of Los Angeles, CA, Department of Airports Rev 5.00%, 05/15/2026	107,142
45,000	Elk Grove, CA, Finance Auth, (BAM Insured) 5.00%, 09/01/2032	48,554
150,000	Foothill-Eastern Transportation Corridor Agency, CA Rev 5.00%, 01/15/2029	164,871
90,000	Los Angeles County, CA, Metropolitan Transportation Auth Rev 4.00%, 06/01/2034	94,190
	Orange County, CA, Community Facs Dist
100,000	5.00%, 08/15/2023	102,739
150,000	5.00%, 08/15/2033	159,636
100,000	Romoland, CA, School Dist 5.00%, 09/01/2043	106,132
100,000	San Bernardino City, CA, Unified School Dist, GO, (NATL Insured) 0.00%, 08/01/2027(2)	87,291
	San Diego County, CA, Regional Airport Auth Rev
1,400,000	4.00%, 07/01/2040	1,415,551
500,000	4.00%, 07/01/2041	504,315
	San Joaquin Hills, CA, Transportation Corridor Agency Rev, (NATL Insured)
255,000	0.00%, 01/15/2025(2)	238,446
2,880,000	4.00%, 01/15/2034	2,962,187
1,000,000	University of California, CA, Rev 4.00%, 05/15/2038	1,056,069
		11,054,854
Shares or Principal Amount		Market Value†
MUNICIPAL BONDS - 95.0% - (continued)
	Colorado - 1.4%
$ 175,000	City & County of Denver, CO, Airport System Rev 5.00%, 12/01/2036	$ 204,326
200,000	Colorado Health Facs Auth Rev 4.00%, 12/01/2040	192,404
150,000	Denver, CO, Convention Center Hotel Auth Rev 5.00%, 12/01/2040	154,451
305,000	E-470 Public Highway, CO, Auth Rev 1.88%, 09/01/2039, 1 mo. USD SOFR + 0.350%(3)	302,519
	Park Creek, CO, Metropolitan Dist Rev
100,000	5.00%, 12/01/2023	104,084
120,000	5.00%, 12/01/2029	138,066
500,000	Regional Transportation Dist, CO, Rev 4.00%, 07/15/2039	505,158
115,000	University of Colorado, Rev 2.00%, 06/01/2051(4)	113,801
25,000	Vauxmont, CO, Metropolitan Dist, GO, (AGM Insured) 5.00%, 12/15/2030	27,334
		1,742,143
	Connecticut - 3.6%
	Connecticut State Health & Educational Facs Auth Rev
450,000	5.00%, 07/01/2025	485,760
575,000	5.00%, 07/01/2026	631,788
750,000	5.00%, 07/01/2040	822,202
60,000	5.00%, 07/01/2042	63,777
	Connecticut State Higher Education Supplement Loan Auth Rev
700,000	5.00%, 11/15/2025	762,836
720,000	5.00%, 11/15/2026	800,034
250,000	Hamden, CT, GO, (AGM Insured) 5.00%, 08/15/2025	271,069
	State of Connecticut, GO
160,000	3.00%, 01/15/2023	161,180
170,000	5.00%, 06/15/2026	185,187
250,000	State of Connecticut, Rev 5.00%, 05/01/2033	292,678
100,000	Waterbury, CT, GO 5.00%, 11/15/2047	107,257
		4,583,768
	District of Columbia - 0.2%
150,000	Dist of Columbia Rev 5.00%, 07/01/2042	148,316
150,000	Dist of Columbia, GO 5.00%, 06/01/2032	156,802
		305,118
	Florida - 3.6%
300,000	Broward County, FL, Airport System Rev 5.00%, 09/01/2028	348,877
135,000	Capital Projects Finance Auth, FL, Rev 5.00%, 10/01/2027	142,654
70,000	City of Atlantic Beach, FL, Health Care Facs Auth Rev 5.00%, 11/15/2048	73,101
300,000	City of Pompano Beach, FL, Rev 2.00%, 01/01/2029	267,767
200,000	Jacksonville, FL, Sales Tax Rev 5.00%, 10/01/2030	201,174
150,000	JEA, FL, Water & Sewer System Rev 5.00%, 10/01/2028	171,286
125,000	Lee County, FL, Airport Rev 5.00%, 10/01/2032	133,723
65,000	Miami-Dade County, FL, Seaport Department Rev 5.00%, 10/01/2023	67,396
	Orange County, FL, Convention Center/Orlando Rev
500,000	5.00%, 10/01/2023	519,489
285,000	5.00%, 10/01/2024	303,803
125,000	5.00%, 10/01/2027	142,491

226

Hartford Sustainable Municipal Bond Fund
Schedule of Investments – (continued)
July 31, 2022  (Unaudited)

Shares or Principal Amount		Market Value†
MUNICIPAL BONDS - 95.0% - (continued)
	Florida - 3.6% - (continued)
$ 100,000	Orange County, FL, Health Facs Auth Rev 5.00%, 08/01/2031	$ 105,617
475,000	Orlando, FL, Utilities Commission Rev 1.25%, 10/01/2046(4)	410,894
430,000	Palm Beach County, FL, Health Facs Auth Rev 2.63%, 06/01/2025	413,310
215,000	Polk County, FL, Industrial Dev Auth Rev 5.00%, 01/01/2029	225,472
200,000	Port St. Lucie, FL, Special Assessment 4.00%, 07/01/2027	214,659
200,000	Seminole County, FL, Industrial Dev Auth Rev 3.75%, 11/15/2025	189,941
70,000	Volusia County, FL, Educational Facs Auth Rev 4.00%, 10/15/2035	71,163
550,000	Wildwood, FL, Utility Dependent Dist Rev, (BAM Insured) 5.00%, 10/01/2031	652,143
		4,654,960
	Georgia - 3.3%
100,000	Appling County, GA, Dev Auth Rev 1.50%, 01/01/2038(4)	96,833
	Burke County, GA, Dev Auth Rev
280,000	1.50%, 01/01/2040(4)	271,133
1,000,000	1.55%, 12/01/2049(4)	999,530
165,000	2.25%, 10/01/2032(4)	164,448
125,000	3.00%, 11/01/2045(4)	125,259
15,000	Georgia Housing & Finance Auth Rev 3.50%, 06/01/2039	15,113
	Main Street Natural Gas, Inc., GA, Rev
170,000	5.00%, 05/15/2032	183,911
315,000	5.50%, 09/15/2028	353,426
	Municipal Electric Auth, GA, Rev
135,000	5.00%, 01/01/2024	140,643
100,000	5.00%, 01/01/2028	109,255
235,000	5.00%, 01/01/2033	264,100
1,000,000	5.00%, 01/01/2035	1,113,798
350,000	5.00%, 07/01/2052	374,316
85,000	5.00%, 01/01/2056	89,626
		4,301,391
	Idaho - 0.4%
500,000	Idaho Housing & Finance Association Rev 4.00%, 07/15/2036	525,983
	Illinois - 9.0%
65,000	Champaign County, IL, Community Unit School Dist No. 4 Champaign, GO 0.00%, 01/01/2025(2)	61,286
100,000	Chicago, IL, Board of Education Rev 5.75%, 04/01/2035	108,839
	Chicago, IL, Board of Education, GO
215,000	4.00%, 12/01/2047	199,074
150,000	5.00%, 12/01/2027	161,459
500,000	5.00%, 12/01/2041	525,559
200,000	5.00%, 12/01/2046	208,463
200,000	5.25%, 12/01/2023	204,856
140,000	5.25%, 12/01/2039	143,771
	Chicago, IL, Metropolitan Water Reclamation Dist, GO
235,000	5.00%, 12/01/2025	258,819
275,000	5.25%, 12/01/2032	337,957
	Chicago, IL, Transit Auth Rev, (AGM-CR Insured)
100,000	5.00%, 12/01/2044	104,010
175,000	5.00%, 12/01/2045	191,221
250,000	5.00%, 12/01/2046	262,975
Shares or Principal Amount		Market Value†
MUNICIPAL BONDS - 95.0% - (continued)
	Illinois - 9.0% - (continued)
$ 250,000	City of Chicago, IL, GO 5.00%, 01/01/2026	$ 261,907
865,000	City of Granite, IL, Rev 1.25%, 05/01/2027(4)	779,833
	Cook County, IL, Community High School Dist No. 212 Leyden Rev, (BAM Insured)
105,000	5.00%, 12/01/2027	112,792
170,000	5.00%, 12/01/2030	182,374
185,000	Cook County, IL, GO 5.00%, 11/15/2031	212,012
225,000	County of Cook, IL, Sales Tax Rev 5.00%, 11/15/2029	261,817
	Illinois State Finance Auth Rev
150,000	5.00%, 11/15/2030	159,187
115,000	5.00%, 08/15/2033	131,164
245,000	5.00%, 08/15/2035	255,360
150,000	5.00%, 10/01/2041	158,259
230,000	5.00%, 05/15/2050(4)	241,112
	Illinois State Toll Highway Auth, Taxable Rev
300,000	5.00%, 01/01/2030	353,408
100,000	5.00%, 01/01/2031	115,875
150,000	Kane Cook & DuPage Counties, IL, GO 5.00%, 01/01/2035	156,291
	Kane County, IL, School Dist No. 131 Aurora East Side, GO, (AGM Insured)
85,000	5.00%, 12/01/2025	93,153
130,000	5.00%, 12/01/2026	145,723
100,000	Kane McHenry Cook & DeKalb Counties, IL, Unified School Dist, GO 5.00%, 01/01/2023	101,416
	Kendall Kane & Will Counties, IL, Unified School Dist, GO, (AGM Insured)
515,000	5.00%, 02/01/2025	554,429
545,000	5.00%, 02/01/2025	585,342
	Metropolitan Pier & Exposition Auth, IL, Rev
105,000	0.00%, 12/15/2042(2)(5)	64,502
200,000	5.00%, 12/15/2045	208,708
80,000	Regional Transportation, IL, Auth Rev 5.00%, 06/01/2026	84,842
	Sales Tax Securitization Corp., IL, Rev
150,000	5.00%, 01/01/2029	167,756
1,000,000	5.00%, 01/01/2037	1,138,525
	State of Illinois, GO
400,000	5.00%, 11/01/2026	436,506
50,000	5.00%, 02/01/2027	54,720
150,000	5.00%, 11/01/2028	164,124
355,000	5.00%, 03/01/2029	394,195
250,000	5.00%, 05/01/2029	258,642
330,000	5.00%, 10/01/2031	365,749
315,000	5.00%, 12/01/2034	334,850
215,000	5.00%, 03/01/2046	229,669
90,000	University of Illinois, IL, Auxiliary Facs Rev 5.00%, 04/01/2024	91,909
		11,624,440
	Indiana - 0.5%
81,616	City of Evansville, IN, Rev, (FNMA Insured) 3.00%, 06/01/2034	78,691
	Indiana Housing & Community Dev Auth Rev, (GNMA/FNMA/FHLMC Insured)
305,000	3.00%, 07/01/2052	302,760
210,000	3.25%, 07/01/2049	211,562
		593,013
	Kentucky - 0.2%
225,000	Kentucky Bond Dev Corp. Rev 5.00%, 09/01/2035	252,359

227

Hartford Sustainable Municipal Bond Fund
Schedule of Investments – (continued)
July 31, 2022  (Unaudited)

Shares or Principal Amount		Market Value†
MUNICIPAL BONDS - 95.0% - (continued)
	Louisiana - 0.7%
$ 325,000	East Baton Rouge, LA, Sewerage Commission Rev 1.30%, 02/01/2041(4)	$ 290,161
	Louisiana State Local Gov't Environmental Facs & Community Dev Auth Rev
100,000	5.75%, 11/15/2030	102,026
100,000	6.00%, 11/15/2030	102,774
	Louisiana State Public Facs Auth Rev
100,000	5.00%, 05/15/2035	103,971
100,000	5.00%, 05/15/2047	103,426
185,000	Regional Transportation Auth, LA, Sales Tax Rev, (AGM Insured) 5.00%, 01/01/2026	203,786
		906,144
	Maine - 0.4%
465,000	Maine Health & Higher Educational Facs Auth Rev, (AGM Insured) 4.00%, 07/01/2046	459,274
	Maryland - 1.1%
485,000	Maryland Community Dev Administration Rev 3.00%, 09/01/2051	482,099
810,000	Maryland Stadium Auth Rev, (ST Intercept Insured) 5.00%, 05/01/2050	947,533
		1,429,632
	Massachusetts - 4.7%
	Massachusetts Educational Financing Auth Rev
880,000	5.00%, 07/01/2024	925,130
500,000	5.00%, 01/01/2025	530,879
	Massachusetts Housing Finance Agency Rev
145,000	3.00%, 12/01/2050	144,511
330,000	3.15%, 06/01/2023	332,808
300,000	3.30%, 06/01/2024	304,857
	Massachusetts State Dev Finance Agency Rev
235,000	1.93%, 07/01/2049(1)(3)	233,352
1,500,000	4.00%, 07/15/2036	1,557,346
105,000	5.00%, 07/01/2034	111,954
1,000,000	5.00%, 07/01/2035	1,064,770
150,000	5.00%, 07/01/2037	160,859
150,000	5.00%, 07/01/2044	159,729
100,000	5.00%, 10/01/2047(1)	105,202
150,000	5.00%, 07/01/2048	159,317
200,000	Massachusetts State, Port Auth Rev 4.00%, 07/01/2046	199,660
		5,990,374
	Michigan - 1.7%
505,000	Ecorse, MI, Public School Dist, GO, (Q-SBLF Insured) 5.00%, 05/01/2027	576,082
150,000	Great Lakes, MI, Water Auth Water Supply System Rev 5.00%, 07/01/2046	160,820
250,000	Lansing, MI, School Dist, GO, (Q-SBLF Insured) 5.00%, 05/01/2037	281,970
	Michigan Finance Auth Rev
165,000	5.00%, 11/01/2034	188,821
100,000	5.00%, 07/01/2035	106,458
100,000	5.00%, 05/15/2038	104,725
90,000	Michigan State Hospital Finance Auth Rev 5.00%, 11/15/2047	97,380
300,000	New Haven, MI, Community Schools, GO, (Q-SBLF Insured) 5.00%, 05/01/2032	349,624
255,000	Richmond, MI, Community Schools, GO, (Q-SBLF Insured) 5.00%, 05/01/2030	299,422
50,000	State of Michigan Rev 5.00%, 03/15/2027	56,824
		2,222,126
Shares or Principal Amount		Market Value†
MUNICIPAL BONDS - 95.0% - (continued)
	Minnesota - 3.0%
	Duluth, MN, Independent School Dist No. 709, (SD CRED PROG Insured)
$ 20,000	4.00%, 02/01/2027	$ 21,374
250,000	5.00%, 02/01/2024	261,777
77,607	Freddie Mac Multifamily, MN, Certificates Rev 2.54%, 06/25/2037	71,936
100,000	Minneapolis-St. Paul, MN, Metropolitan Airports Commission Rev 5.00%, 01/01/2031	107,730
1,000,000	Minnesota Higher Education Facs Auth Rev 4.00%, 10/01/2046	1,015,716
	Minnesota Housing Finance Agency Rev
940,000	3.00%, 01/01/2051	939,120
1,035,000	3.00%, 07/01/2052	1,032,695
180,000	3.00%, 07/01/2052	179,012
200,000	St. Francis, MN, Independent School Dist No. 15, GO, (SD CRED PROG Insured) 4.00%, 02/01/2029	202,119
		3,831,479
	Mississippi - 0.7%
80,000	Mississippi Home Corp. Rev, (GNMA/FNMA/FHLMC Insured) 3.00%, 12/01/2050	79,920
	State of Mississippi Gaming Tax Rev
200,000	5.00%, 10/15/2022	201,352
175,000	5.00%, 10/15/2026	194,494
400,000	5.00%, 10/15/2037	441,644
		917,410
	Missouri - 1.7%
250,000	Bi-State Dev Agency of the Missouri-Illinois Metropolitan Dist Rev 4.00%, 10/01/2036	263,522
	Kirkwood, MO, Industrial Dev Auth Retirement Community Rev
100,000	5.25%, 05/15/2032	100,664
100,000	5.25%, 05/15/2050	95,359
325,000	Missouri Housing Dev Commission Rev, (GNMA/FNMA/FHLMC Insured) 3.25%, 11/01/2052	327,407
	St. Louis County, MO, Industrial Dev Auth Rev
750,000	4.00%, 12/15/2046	596,522
200,000	5.00%, 09/01/2023	202,405
550,000	State of Missouri, Health & Educational Facs Auth Rev 4.00%, 07/01/2035	570,272
		2,156,151
	Montana - 0.2%
85,000	Montana Board of Housing Rev, (FHA HUD VA Insured) 4.25%, 12/01/2045	87,718
150,000	Montana Facs Finance Auth Rev 5.00%, 02/15/2033	160,130
		247,848
	Nebraska - 1.1%
300,000	Central Plains, NE, Energy Project Rev 5.00%, 09/01/2025	318,052
	Nebraska Investment Finance Auth Rev, (GNMA/FNMA/FHLMC Insured)
435,000	3.00%, 09/01/2045	434,433
435,000	3.00%, 03/01/2052	432,127
300,000	Washington County, NE, Rev 0.90%, 09/01/2030(4)	285,896
		1,470,508
	Nevada - 0.7%
100,000	City of North Las Vegas, NV 3.50%, 06/01/2023	100,295

228

Hartford Sustainable Municipal Bond Fund
Schedule of Investments – (continued)
July 31, 2022  (Unaudited)

Shares or Principal Amount		Market Value†
MUNICIPAL BONDS - 95.0% - (continued)
	Nevada - 0.7% - (continued)
$ 150,000	City of Reno, NV, Sales Tax Rev, (AGM Insured) 5.00%, 06/01/2033	$ 166,420
25,000	City of Sparks, NV, Rev 2.50%, 06/15/2024(1)	24,396
	Clark County, NV, School Dist, GO, (AGM Insured)
250,000	4.00%, 06/15/2036	266,699
225,000	5.00%, 06/15/2028	251,758
100,000	5.00%, 06/15/2029	113,748
		923,316
	New Hampshire - 0.8%
1,000,000	New Hampshire Business Finance Auth Rev 4.00%, 01/01/2051	898,773
70,000	New Hampshire Health and Education Facs Auth Rev 5.00%, 08/01/2059	82,724
		981,497
	New Jersey - 2.3%
175,000	New Jersey Economic Dev Auth Rev, 5.00%, 06/15/2023	179,782
40,000	New Jersey Educational Facs Auth Rev, (AGM Insured) 4.00%, 07/01/2050	40,571
	New Jersey Transportation Trust Fund Auth Rev
65,000	5.00%, 12/15/2023	67,646
70,000	5.00%, 12/15/2024	74,464
570,000	5.00%, 06/15/2031	646,754
1,525,000	New Jersey Turnpike Auth Rev, (AGM Insured) 5.25%, 01/01/2026	1,677,168
230,000	State of New Jersey, GO 5.00%, 06/01/2025	249,063
		2,935,448
	New Mexico - 1.1%
205,000	City of Santa Fe, NM, Rev 5.00%, 05/15/2039	199,758
	New Mexico Mortgage Finance Auth Rev, (GNMA/FNMA/FHLMC Insured)
780,000	3.00%, 01/01/2052	778,454
385,000	3.00%, 03/01/2053	382,937
		1,361,149
	New York - 12.2%
405,000	Brookhaven, NY, Local Dev Corp. Rev 1.63%, 11/01/2025	382,709
	City of New York, NY, GO
130,000	4.00%, 03/01/2038	134,086
125,000	5.00%, 03/01/2039	139,982
85,000	Huntington, NY, Local Dev Corp. Rev 3.00%, 07/01/2025	81,979
500,000	Long Island, NY, Power Auth Rev 0.85%, 09/01/2050(4)	469,552
	Metropolitan Transportation Auth, NY, Rev
650,000	5.00%, 11/15/2023	656,697
200,000	5.00%, 11/15/2033	218,290
500,000	5.00%, 11/15/2034(4)	520,472
300,000	5.00%, 11/15/2036	323,883
500,000	5.00%, 11/15/2045	528,779
400,000	5.00%, 11/15/2052	419,364
100,000	5.25%, 11/15/2027	112,674
100,000	5.25%, 11/15/2036	110,126
5,000,000	New York City, NY, Municipal Water Finance Auth, Rev 5.00%, 06/15/2052	5,603,819
	New York City, NY, Transitional Finance Auth, Future Tax Secured Rev
125,000	4.00%, 05/01/2035	131,746
140,000	4.00%, 11/01/2035	147,378
215,000	4.00%, 05/01/2040	220,135
265,000	5.00%, 11/01/2033	310,451
Shares or Principal Amount		Market Value†
MUNICIPAL BONDS - 95.0% - (continued)
	New York - 12.2% - (continued)
	New York State Dormitory Auth Rev
$ 1,000,000	3.00%, 03/15/2041	$ 899,423
450,000	4.00%, 02/15/2037	465,422
150,000	5.00%, 03/15/2031	162,808
800,000	5.00%, 05/01/2037	896,308
500,000	New York State Urban Dev Corp. Rev 5.00%, 03/15/2032	585,422
	State of New York Mortgage Agency Rev
300,000	3.25%, 10/01/2024	305,191
300,000	3.25%, 04/01/2025	302,004
715,000	3.25%, 10/01/2050	720,431
175,000	3.50%, 10/01/2032	176,774
	Syracuse, NY, Industrial Dev Agency Rev
110,000	5.00%, 01/01/2031	92,921
50,000	5.00%, 01/01/2033	40,603
525,000	Westchester County, NY, Local Dev Rev 2.88%, 07/01/2026(1)	498,361
		15,657,790
	North Carolina - 0.7%
	North Carolina Medical Care Commission Retirement Facs Rev
100,000	2.88%, 10/01/2026	96,466
175,000	4.00%, 09/01/2033	177,797
185,000	4.00%, 09/01/2034	187,530
250,000	5.00%, 01/01/2031	252,301
30,000	5.00%, 01/01/2039	29,472
120,000	5.00%, 01/01/2044	124,320
		867,886
	North Dakota - 0.3%
405,000	North Dakota Housing Finance Agency Rev 3.00%, 07/01/2052	402,420
	Ohio - 2.4%
60,000	Allen County, OH, Hospital Facs Rev 5.00%, 12/01/2035	66,994
200,000	American Municipal Power, Inc., OH, Rev 4.00%, 02/15/2036	203,911
150,000	Cleveland, OH, Department of Public Utilities Rev, (AGM Insured) 5.00%, 11/15/2030	171,021
415,000	Ohio Air Quality Dev Auth Rev 4.00%, 09/01/2030(4)	426,928
355,000	Ohio Higher Educational Facility Commission Rev 5.00%, 07/01/2035(6)	386,606
1,025,000	Ohio Turnpike & Infrastructure Commission Rev 5.00%, 02/15/2039(6)	1,197,120
500,000	Southern Ohio Port Auth Rev 6.50%, 12/01/2030(1)	466,440
140,000	State of Ohio, GO 5.00%, 06/15/2036	159,921
		3,078,941
	Oklahoma - 0.3%
	Oklahoma Dev Finance Auth Rev
340,000	1.63%, 07/06/2023	334,945
35,000	5.25%, 08/15/2048	33,256
35,000	5.50%, 08/15/2057	33,493
		401,694
	Oregon - 0.8%
55,000	Benton & Linn Counties, OR, Consolidated School Dist No. 509J & 509A Corvallis, GO, (School Board Guaranty Insured) 5.00%, 06/15/2038	61,500

229

Hartford Sustainable Municipal Bond Fund
Schedule of Investments – (continued)
July 31, 2022  (Unaudited)

Shares or Principal Amount		Market Value†
MUNICIPAL BONDS - 95.0% - (continued)
	Oregon - 0.8% - (continued)
$ 480,000	Columbia County, OR, School Dist No. 502, GO, (School Board Guaranty Insured) 0.00%, 06/15/2050(2)	$ 145,343
1,000,000	Lane County, OR, School Dist No. 52 Bethel, GO, (School Board Guaranty Insured) 0.00%, 06/15/2041(2)	474,142
40,000	Marion County, OR, School Dist No. 15 North Marion, GO, (School Bond Guaranty Insured) 0.00%, 06/15/2037(2)	22,346
35,000	Multnomah & Clackamas Counties, OR, School Dist No. 10 JT Gresham-Barlow, GO, (School Board Guaranty Insured) 0.00%, 06/15/2038(2)	19,374
55,000	Salem, OR, Hospital Facs Auth, Rev 5.00%, 05/15/2025	56,873
65,000	State of Oregon Housing & Community Services Department Rev 4.50%, 01/01/2049	66,997
210,000	Umatilla County, OR, School Dist No. 8R Hermiston, GO, (School Board Guaranty Insured) 0.00%, 06/15/2038(2)	116,605
		963,180
	Pennsylvania - 2.5%
300,000	City of Philadelphia, PA, GO 5.00%, 02/01/2039	332,107
260,000	City of Philadelphia, PA, Hospital & Higher Education Facs Auth Rev, (AGM Insured) 5.00%, 07/01/2036	290,663
160,000	City of Philadelphia, PA, Redev Auth Rev 5.00%, 04/15/2025	172,193
155,000	City of Pittsburgh, PA, GO 4.00%, 09/01/2040	159,662
90,000	Harrisburg, PA, School Dist, GO, (AGM State Aid Withholding Insured) 5.00%, 11/15/2026	101,180
	Lancaster County, PA, Hospital Auth Rev
400,000	5.00%, 07/01/2032	403,274
100,000	5.13%, 07/01/2037	100,881
215,000	Lancaster County, PA, Industrial Dev Auth Rev 4.00%, 07/01/2051	187,644
100,000	Montgomery County, PA, Industrial Dev Auth Rev 5.00%, 12/01/2025	106,033
120,000	Pennsylvania Housing Finance Agency Rev 4.75%, 04/01/2033	123,665
	Pennsylvania Turnpike Commission Rev
90,000	5.00%, 12/01/2031	98,309
145,000	5.00%, 12/01/2037	146,720
	Philadelphia, PA, School Dist, GO, (State Aid Withholding Insured)
250,000	4.00%, 09/01/2036	259,667
560,000	5.00%, 09/01/2025	610,261
50,000	Pittsburgh, PA, Water & Sewer Auth Rev, (AGM Insured) 5.00%, 09/01/2033	57,402
		3,149,661
	Puerto Rico - 0.4%
	Puerto Rico Sales Tax Financing Corp. Sales Tax Rev
400,000	4.33%, 07/01/2040	396,005
175,000	5.00%, 07/01/2058	176,517
		572,522
	Rhode Island - 1.5%
140,000	City of Cranston, RI, GO 1.00%, 08/23/2022	139,947
340,000	Rhode Island Commerce Corp. Rev 5.00%, 05/15/2030	397,170
80,000	Rhode Island Health & Educational Building Corp. Rev, (AGM Municipal Government Insured) 5.00%, 05/15/2028	90,199
Shares or Principal Amount		Market Value†
MUNICIPAL BONDS - 95.0% - (continued)
	Rhode Island - 1.5% - (continued)
$ 615,000	Rhode Island Housing & Mortgage Finance Corp. Rev, (GNMA/FNMA/FHLMC Insured) 4.00%, 10/01/2048	$ 631,466
	Rhode Island Student Loan Auth Rev
110,000	5.00%, 12/01/2027	123,351
460,000	5.00%, 12/01/2028	520,276
		1,902,409
	South Carolina - 0.7%
365,000	Piedmont, SC, Municipal Power Agency Rev 5.00%, 01/01/2024	380,255
150,000	South Carolina Jobs-Economic Dev Auth Rev 5.00%, 05/01/2028	168,217
	South Carolina State Public Service Auth Rev
200,000	4.00%, 12/01/2035	204,145
200,000	4.00%, 12/01/2038	201,257
		953,874
	South Dakota - 0.7%
	South Dakota Housing Dev Auth Rev, (GNMA/FNMA/FHLMC Insured)
715,000	3.00%, 11/01/2051	713,104
210,000	4.00%, 11/01/2049	215,873
		928,977
	Tennessee - 1.3%
300,000	Chattanooga, TN, Health Educational & Housing Facs Board Rev 5.00%, 08/01/2039	322,204
885,000	Metropolitan Gov't Nashville & Davidson County, TN, Health & Educational Facs Board Rev 5.00%, 07/01/2031	1,022,754
200,000	Tennessee Energy Acquisition Corp. Rev 5.25%, 09/01/2026	215,935
90,000	Tennessee Housing Dev Agency Rev 3.50%, 01/01/2047	91,034
		1,651,927
	Texas - 11.0%
	Arlington, TX, Higher Education Finance Corp. Rev, (PSF-GTD Insured)
150,000	4.00%, 08/15/2030	157,567
250,000	5.00%, 02/15/2027	281,492
625,000	5.00%, 08/15/2037	728,565
100,000	Austin, TX, Independent School Dist, GO, (PSF-GTD Insured) 4.00%, 08/01/2033	107,240
	Central Texas Regional Mobility Auth Rev
315,000	4.00%, 01/01/2036	323,304
600,000	4.00%, 01/01/2040	606,347
250,000	Central Texas Turnpike System Rev 5.00%, 08/15/2042	256,708
1,500,000	City of Austin, TX, Airport System Rev. 5.00%, 11/15/2039	1,678,290
165,000	City of San Antonio, TX, Electric & Gas Systems Rev 1.75%, 02/01/2049(4)	162,066
315,000	City of San Antonio, TX, GO 5.00%, 08/01/2024	335,772
320,000	Clear Creek, TX, Independent School Dist, GO, (PSF-GTD Insured) 0.28%, 02/15/2038(4)	304,308
5,000,000	Dallas, TX Area Rapid Transit Rev 4.00%, 12/01/2051	5,012,072
1,250,000	Dallas-Fort Worth, TX, International Airport Rev 4.00%, 11/01/2045	1,261,152
150,000	El Paso, TX, Independent School Dist, GO, (PSF-GTD Insured) 5.00%, 08/15/2027	168,226
400,000	Harris County - Houston, TX, Sports Auth Rev 5.00%, 11/15/2033	415,184

230

Hartford Sustainable Municipal Bond Fund
Schedule of Investments – (continued)
July 31, 2022  (Unaudited)

Shares or Principal Amount		Market Value†
MUNICIPAL BONDS - 95.0% - (continued)
	Texas - 11.0% - (continued)
$ 110,000	Harris County, TX, Toll Road Auth Rev 5.00%, 08/15/2031	$ 125,659
240,000	Hidalgo County, TX, Regional Mobility Auth 5.00%, 12/01/2031	261,254
290,000	Keller, TX, Independent School Dist, GO, (PSF-GTD Insured) 4.00%, 02/15/2037	308,889
75,000	Kerrville, TX, Health Facs Dev Corp. Rev 5.00%, 08/15/2023	77,305
150,000	Lower Colorado River, TX, Auth Rev 5.00%, 05/15/2040	157,580
	New Hope, TX, Cultural Education Facs Finance Corp. Rev
180,000	4.00%, 11/01/2055	160,063
100,000	5.00%, 11/01/2031	98,734
130,000	North Texas Tollway Auth Rev 5.00%, 01/01/2031	149,467
250,000	Northside, TX, Independent School Dist, GO, (PSF-GTD Insured) 4.00%, 08/15/2034	267,385
180,000	State of Texas, GO 4.00%, 08/01/2031	188,505
250,000	Texas Municipal Gas Acquisition & Supply Corp. Rev 5.25%, 12/15/2025	269,055
60,000	Texas Transportation Commission Rev 0.00%, 08/01/2038(2)	28,780
200,000	Wylie, TX, Independent School Dist, GO, (PSF-GTD Insured) 4.00%, 08/15/2036	214,736
		14,105,705
	Utah - 0.2%
175,000	Salt Lake County, UT, Hospital Rev, (AMBAC Insured) 5.13%, 02/15/2033	187,640
110,000	State of Utah, GO 3.00%, 07/01/2034	110,344
		297,984
	Vermont - 0.7%
875,000	Vermont Student Assistance Corp. Rev 5.00%, 06/15/2030	953,423
	Virginia - 1.8%
65,000	Arlington County, VA, Industrial Dev Auth Rev 5.00%, 07/01/2030	73,895
450,000	Hampton Roads Transportation, VA, Accountability Commission Rev 5.00%, 07/01/2026	501,942
375,000	Henrico County, VA, Economic Dev Auth Rev 5.00%, 10/01/2047	403,326
	Virginia Small Business Financing Auth Rev
635,000	4.00%, 07/01/2031	660,530
500,000	4.00%, 01/01/2039	496,652
170,000	5.00%, 12/31/2047	181,759
		2,318,104
	Washington - 2.3%
1,000,000	Energy Northwest Rev 5.00%, 07/01/2037	1,188,428
140,000	Port of Seattle, WA, Rev 5.00%, 05/01/2028	156,923
	Washington State Health Care Facs Auth Rev
135,000	5.00%, 01/01/2026	146,685
500,000	5.00%, 09/01/2040	542,800
145,000	5.38%, 01/01/2040	147,270
	Washington State Housing Finance Commission Rev, (GNMA/FNMA/FHLMC Insured)
635,000	3.00%, 12/01/2049	634,108
150,000	5.00%, 01/01/2039(1)	148,503
		2,964,717
	Wisconsin - 2.2%
	Public Finance Auth, WI, Rev, (AGM Insured)
500,000	4.00%, 07/01/2059	500,558
Shares or Principal Amount			Market Value†
MUNICIPAL BONDS - 95.0% - (continued)
	Wisconsin - 2.2% - (continued)
$ 300,000	5.00%, 07/01/2035		$ 327,414
100,000	5.00%, 07/01/2037		108,278
200,000	5.00%, 10/01/2043(1)		193,147
95,000	5.00%, 10/01/2044		100,912
150,000	5.00%, 07/01/2048		158,828
100,000	Wisconsin Center Dist, Rev, (AGM Insured) 0.00%, 12/15/2029(2)		80,159
	Wisconsin Health & Educational Facs Auth Rev
435,000	1.51%, 08/15/2054(3)		435,000
335,000	4.00%, 01/01/2037		311,635
255,000	4.00%, 08/15/2046		238,520
155,000	5.00%, 11/01/2024		158,223
45,000	5.00%, 11/01/2025		46,203
160,000	Wisconsin Housing & Economic Dev Auth Rev 0.50%, 11/01/2050(4)		149,944
			2,808,821
	Total Municipal Bonds (cost $127,838,612)		$ 122,073,420
U.S. GOVERNMENT AGENCIES - 0.4%
	Mortgage-Backed Agencies - 0.4%
	FHLMC - 0.4%
578,055	3.15%, 10/15/2036		$ 560,300
	Total U.S. Government Agencies (cost $589,370)		$ 560,300
	Total Long-Term Investments (Cost $128,427,982)		$ 122,633,720
SHORT-TERM INVESTMENTS - 5.0%
	Repurchase Agreements - 5.0%
6,472,896	Fixed Income Clearing Corp. Repurchase Agreement dated 07/29/2022 at 2.230%, due on 08/01/2022 with a maturity value of $6,474,099; collateralized by U.S. Treasury Note at 0.625%, maturing 07/15/2032, with a market value of $6,602,455		$ 6,472,896
	Total Short-Term Investments (cost $6,472,896)		$ 6,472,896
	Total Investments (cost $134,900,878)	100.4%	$ 129,106,616
	Other Assets and Liabilities	(0.4)%	(553,403)
	Total Net Assets	100.0%	$ 128,553,213
Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.
The Fund may refer to any one or more of the industry classifications used by one or more widely recognized market indices, ratings group and/or as defined by Fund management. Industry classifications may not be identical across all security types.
For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
See “Glossary” for abbreviation descriptions.

231

Hartford Sustainable Municipal Bond Fund
Schedule of Investments – (continued)
July 31, 2022  (Unaudited)

(1)	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions that are exempt from registration (typically only to qualified institutional buyers) or in a public offering registered under the Securities Act of 1933. At July 31, 2022, the aggregate value of these securities was $1,824,271, representing 1.4% of net assets.
(2)	Security is a zero-coupon bond.
(3)	Variable rate securities; the rate reported is the coupon rate in effect at July 31, 2022. Base lending rates may be subject to a floor or cap.
(4)	Variable or floating rate security, which interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.
(5)	Security is a “step-up” bond where coupon increases or steps up at a predetermined date. Rate shown is current coupon rate.
(6)	This security, or a portion of this security, was purchased on a when-issued, delayed-delivery or delayed-draw basis. The cost of these securities was $1,642,057 at July 31, 2022.
†	For information regarding the Fund’s significant accounting policies, please refer to the Fund’s most recent shareholder report.

Fair Value Summary
The following is a summary of the fair valuations according to the inputs used as of July 31, 2022 in valuing the Fund’s investments.
Description	Total	Level 1	Level 2	Level 3(1)
Assets
Municipal Bonds	$ 122,073,420	$ —	$ 122,073,420	$ —
U.S. Government Agencies	560,300	—	560,300	—
Short-Term Investments	6,472,896	—	6,472,896	—
Total	$ 129,106,616	$ —	$ 129,106,616	$ —

(1)	For the period ended July 31, 2022, there were no transfers in and out of Level 3.
232

The Hartford Total Return Bond Fund
Schedule of Investments
July 31, 2022  (Unaudited)

Shares or Principal Amount		Market Value†
ASSET & COMMERCIAL MORTGAGE-BACKED SECURITIES - 23.2%
	Asset-Backed - Automobile - 1.2%
$ 2,320,000	AmeriCredit Automobile Receivables Trust 2.58%, 09/18/2025	$ 2,264,464
6,430,000	Carvana Auto Receivables Trust 4.13%, 04/12/2027	6,373,168
2,295,000	Credit Acceptance Auto Loan Trust 1.00%, 05/15/2030(1)	2,196,433
2,000,000	Drive Auto Receivables Trust 2.70%, 02/16/2027	1,978,318
4,600,000	Exeter Automobile Receivables Trust 2.58%, 09/15/2025(1)	4,544,695
1,330,000	Ford Credit Auto Owner Trust 3.61%, 01/15/2030(1)	1,323,457
2,505,000	Prestige Auto Receivables Trust 1.62%, 11/16/2026(1)	2,439,277
	Santander Drive Auto Receivables Trust
865,000	1.48%, 01/15/2027	832,568
4,940,000	4.42%, 11/15/2027	4,972,087
385,000	Toyota Auto Loan Extended Note Trust 2.56%, 11/25/2031(1)	378,135
	Westlake Automobile Receivables Trust
2,430,000	1.65%, 02/17/2026(1)	2,339,067
3,400,000	2.72%, 11/15/2024(1)	3,377,867
3,720,000	4.31%, 09/15/2027(1)	3,706,613
		36,726,149
	Asset-Backed - Credit Card - 0.3%
2,570,000	Ascot Pointe Village 3.52%, 09/01/2032	2,599,313
2,532,500	Gramercy Park 3.89%, 10/01/2031	2,579,193
3,160,000	Mercury Financial Credit Card Master Trust 1.54%, 03/20/2026(1)	2,999,246
		8,177,752
	Asset-Backed - Finance & Insurance - 5.3%
5,241,685	Atrium XII 3.59%, 04/22/2027, 3 mo. USD LIBOR + 0.830%(1)(2)	5,130,200
8,230,000	Bain Capital Credit CLO Ltd. 3.96%, 07/25/2034, 3 mo. USD LIBOR + 1.180%(1)(2)	7,975,084
2,025,198	Bayview Koitere Fund Trust 3.50%, 07/28/2057(1)(3)	1,973,738
2,013,352	Bayview Opportunity Master Fund Trust 3.50%, 10/28/2057(1)(3)	1,984,029
	BlueMountain CLO Ltd.
5,235,000	3.81%, 04/20/2034, 3 mo. USD LIBOR + 1.100%(1)(2)	5,057,827
10,110,000	3.89%, 04/19/2034, 3 mo. USD LIBOR + 1.150%(1)(2)	9,792,900
4,355,000	Buckhorn Park CLO Ltd. 3.86%, 07/18/2034, 3 mo. USD LIBOR + 1.120%(1)(2)	4,226,236
	Carlyle U.S. CLO Ltd.
2,735,000	3.57%, 04/15/2034, 3 mo. USD LIBOR + 1.060%(1)(2)	2,652,745
7,230,000	3.73%, 04/20/2031, 3 mo. USD LIBOR + 1.020%(1)(2)	7,107,083
4,140,000	Cirrus Funding Ltd. 4.80%, 01/25/2037(1)	4,140,112
6,230,000	Dryden CLO Ltd. 3.53%, 04/15/2031, 3 mo. USD LIBOR + 1.020%(1)(2)	6,103,905
	First Franklin Mortgage Loan Trust
909,516	2.57%, 09/25/2036, 1 mo. USD LIBOR + 0.310%(2)	845,531
2,250,478	2.74%, 04/25/2036, 1 mo. USD LIBOR + 0.480%(2)	2,058,669
2,611,722	JFIN CLO Ltd. 3.78%, 04/24/2029, 3 mo. USD LIBOR + 1.000%(1)(2)	2,588,775
Shares or Principal Amount		Market Value†
ASSET & COMMERCIAL MORTGAGE-BACKED SECURITIES - 23.2% - (continued)
	Asset-Backed - Finance & Insurance - 5.3% - (continued)
	Madison Park Funding Ltd.
$ 5,030,000	3.77%, 01/15/2033, 3 mo. USD LIBOR + 1.260%(1)(2)	$ 4,944,933
8,925,000	3.86%, 07/17/2034, 3 mo. USD LIBOR + 1.120%(1)(2)	8,648,905
4,415,000	MF1 Multifamily Housing Mortgage 3.22%, 02/19/2037, 3 mo USD SOFR + 1.750%(1)(2)	4,205,755
	OZLM Ltd.
858,982	3.75%, 07/17/2029, 3 mo. USD LIBOR + 1.010%(1)(2)	848,629
192,411	3.83%, 04/30/2027, 3 mo. USD LIBOR + 1.050%(1)(2)	191,773
7,512,937	Pretium Mortgage Credit Partners LLC 2.98%, 01/25/2052(1)(4)	7,045,397
	Progress Residential Trust
5,407,089	1.51%, 10/17/2038(1)	4,877,524
1,445,000	4.45%, 06/17/2039(1)	1,463,477
7,365,000	Regatta Funding Ltd. 3.87%, 04/20/2034, 3 mo. USD LIBOR + 1.160%(1)(2)	7,137,738
8,425,000	RR LLC 3.66%, 07/15/2035, 3 mo. USD LIBOR + 1.150%(1)(2)	8,163,336
7,545,000	RR Ltd. 3.62%, 07/15/2036, 3 mo. USD LIBOR + 1.110%(1)(2)	7,301,281
8,270,000	Sound Point CLO Ltd. 3.85%, 04/25/2034, 3 mo. USD LIBOR + 1.070%(1)(2)	8,030,476
	Symphony CLO Ltd.
294,164	3.43%, 07/14/2026, 3 mo. USD LIBOR + 0.950%(1)(2)	292,366
9,400,000	3.72%, 04/19/2034, 3 mo. USD LIBOR + 0.980%(1)(2)	9,078,078
8,315,000	Thompson Park CLO Ltd. 3.51%, 04/15/2034, 3 mo. USD LIBOR + 1.000%(1)(2)	8,030,802
	Venture CLO Ltd.
8,270,000	3.64%, 04/15/2034, 3 mo. USD LIBOR + 1.130%(1)(2)	7,925,017
3,160,000	3.75%, 04/15/2034, 3 mo. USD LIBOR + 1.240%(1)(2)	3,072,421
6,285,490	Voya CLO Ltd. 3.64%, 01/18/2029, 3 mo. USD LIBOR + 0.900%(1)(2)	6,195,714
6,545,000	Wellfleet CLO Ltd. 3.88%, 07/20/2032, 3 mo. USD LIBOR + 1.170%(1)(2)	6,375,000
		165,465,456
	Asset-Backed - Home Equity - 0.3%
	GSAA Home Equity Trust
18,199	2.40%, 12/25/2046, 1 mo. USD LIBOR + 0.140%(2)	6,006
2,364,420	2.42%, 02/25/2037, 1 mo. USD LIBOR + 0.160%(2)	817,062
781,421	2.44%, 12/25/2036, 1 mo. USD LIBOR + 0.180%(2)	248,731
1,118,781	2.62%, 11/25/2036, 1 mo. USD LIBOR + 0.360%(2)	354,710
1,139,623	5.98%, 06/25/2036(3)	354,306
2,302,038	Legacy Mortgage Asset Trust 3.00%, 06/25/2059(1)(4)	2,298,722
27,312	Morgan Stanley Asset-Backed Securities Capital, Inc. Trust 2.56%, 06/25/2036, 1 mo. USD LIBOR + 0.300%(2)	23,573
	Morgan Stanley Mortgage Loan Trust
1,102,660	2.60%, 11/25/2036, 1 mo. USD LIBOR + 0.340%(2)	374,792
441,501	3.31%, 05/25/2036(3)	250,791

233

The Hartford Total Return Bond Fund
Schedule of Investments – (continued)
July 31, 2022  (Unaudited)

Shares or Principal Amount		Market Value†
ASSET & COMMERCIAL MORTGAGE-BACKED SECURITIES - 23.2% - (continued)
	Asset-Backed - Home Equity - 0.3% - (continued)
$ 486,738	Renaissance Home Equity Loan Trust 5.91%, 04/25/2037(4)	$ 167,542
	Soundview Home Loan Trust
1,964,824	2.44%, 07/25/2037, 1 mo. USD LIBOR + 0.180%(2)	1,845,565
830,000	2.50%, 07/25/2036, 1 mo. USD LIBOR + 0.240%(2)	739,289
956,525	2.76%, 11/25/2036, 1 mo. USD LIBOR + 0.500%(2)	899,739
		8,380,828
	Commercial Mortgage-Backed Securities - 4.1%
3,215,000	1211 Avenue of the Americas Trust 3.90%, 08/10/2035(1)	3,123,928
3,475,000	BAMLL Commercial Mortgage Securities Trust 3.11%, 11/05/2032(1)	3,236,918
1,630,000	Barclays Commercial Mortgage Trust 4.60%, 06/15/2055(3)	1,722,750
	BBCMS Mortgage Trust
6,535,000	0.99%, 04/15/2053(3)(5)	419,216
21,681,750	1.44%, 02/15/2050(3)(5)	1,087,494
7,661,000	2.85%, 08/15/2036, 1 mo. USD LIBOR + 0.850%(1)(2)	7,559,825
2,660,000	4.97%, 12/15/2051(3)	2,493,105
	Benchmark Mortgage Trust
11,575,211	0.51%, 07/15/2051(3)(5)	225,689
52,002,305	0.59%, 04/10/2051(3)(5)	1,246,578
32,956,231	0.64%, 01/15/2052(3)(5)	977,212
8,317,610	1.04%, 08/15/2052(3)(5)	393,599
23,015,075	1.22%, 03/15/2062(3)(5)	1,314,768
14,221,017	1.52%, 01/15/2054(3)(5)	1,370,774
6,968,060	1.79%, 07/15/2053(3)(5)	614,246
3,000,000	3.04%, 08/15/2052	2,900,575
7,600,000	4.02%, 03/15/2052	7,642,452
4,011,312	BX Commercial Mortgage Trust 2.92%, 10/15/2036, 1 mo. USD LIBOR + 0.920%(1)(2)	3,952,734
2,535,000	CAMB Commercial Mortgage Trust 4.55%, 12/15/2037, 1 mo. USD LIBOR + 2.550%(1)(2)	2,425,887
2,499,487	Cantor Commercial Real Estate 1.14%, 05/15/2052(3)(5)	133,926
3,596,618	CD Mortgage Trust 2.46%, 08/10/2049	3,397,250
	Citigroup Commercial Mortgage Trust
9,518,549	0.91%, 07/10/2047(3)(5)	141,009
12,190,038	1.02%, 04/10/2048(3)(5)	270,647
415,000	4.59%, 03/10/2047(1)(3)	385,297
1,332,953	Citigroup Mortgage Loan Trust 3.23%, 11/25/2070(1)(4)	1,329,990
	Commercial Mortgage Trust
2,586,584	0.64%, 08/10/2046(3)(5)	12,372
607,284	2.77%, 12/10/2045	605,457
1,291,000	2.82%, 01/10/2039(1)	1,191,139
572,339	2.85%, 10/15/2045	570,059
458,222	2.94%, 01/10/2046	456,434
735,000	3.10%, 03/10/2046	732,091
3,895,000	3.18%, 02/10/2048	3,826,420
626,089	3.21%, 03/10/2046	621,802
49,052	3.33%, 06/10/2046	48,679
3,050,000	3.42%, 03/10/2031(1)	3,041,479
905,000	3.61%, 06/10/2046(3)	900,377
1,320,000	3.90%, 01/10/2039(1)(3)	1,190,938
420,000	4.07%, 02/10/2047(3)	418,732
660,000	4.21%, 08/10/2046(3)	658,509
370,918	4.21%, 08/10/2046	370,416
549,555	4.27%, 07/10/2045(3)	549,663
1,407,721	4.75%, 10/15/2045(1)(3)	591,384
Shares or Principal Amount		Market Value†
ASSET & COMMERCIAL MORTGAGE-BACKED SECURITIES - 23.2% - (continued)
	Commercial Mortgage-Backed Securities - 4.1% - (continued)
$ 3,120,000	CPT Mortgage Trust 2.87%, 11/13/2039(1)	$ 2,792,959
18,000	Credit Suisse First Boston Mortgage Securities Corp. 4.88%, 04/15/2037	18,018
	CSAIL Commercial Mortgage Trust
23,959,121	0.72%, 06/15/2057(3)(5)	373,760
1,286,747	0.82%, 04/15/2050(3)(5)	19,489
3,678,507	0.91%, 11/15/2048(3)(5)	86,344
6,502,150	1.86%, 01/15/2049(3)(5)	352,173
	DBJPM Mortgage Trust
5,693,355	1.71%, 09/15/2053(3)(5)	444,610
3,600,000	2.89%, 08/10/2049	3,449,233
1,861,517	FirstKey Homes Trust 4.15%, 05/17/2039(1)	1,852,008
	FREMF Mortgage Trust
440,000	3.73%, 10/25/2049(1)(3)	427,293
350,000	3.80%, 02/25/2050(1)(3)	345,956
230,000	3.84%, 10/25/2049(1)(3)	225,144
1,610,000	3.98%, 04/25/2051(1)(3)	1,580,916
	GS Mortgage Securities Corp.
2,010,000	2.95%, 11/05/2034(1)	1,995,217
2,845,000	4.11%, 07/10/2051(3)	2,847,929
	GS Mortgage Securities Trust
20,873,878	0.06%, 07/10/2046(3)(5)	7,778
492,099	0.09%, 08/10/2044(1)(3)(5)	3
600,000	2.69%, 08/15/2024, 1 mo. USD SOFR + 0.731%(1)(2)	588,312
3,980,000	3.04%, 07/10/2052	3,848,569
825,000	4.07%, 01/10/2047	822,946
1,310,000	5.00%, 04/10/2047(1)(3)	798,649
	JP Morgan Chase Commercial Mortgage Securities Trust
1,325,000	2.73%, 10/15/2045(1)(3)	957,312
1,770,000	2.81%, 01/16/2037(1)	1,684,777
225,915	2.84%, 12/15/2047	225,195
730,000	4.36%, 12/15/2047(1)(3)	604,536
	JPMBB Commercial Mortgage Securities Trust
2,465,337	0.58%, 05/15/2048(3)(5)	32,026
8,835,069	0.60%, 09/15/2047(3)(5)	87,509
193,600	3.36%, 07/15/2045	191,794
8,715,000	JPMCC Commercial Mortgage Securities Trust 3.72%, 03/15/2050	8,646,419
1,307,350	Life Mortgage Trust 3.40%, 03/15/2038, 1 mo. USD LIBOR + 1.400%(1)(2)	1,234,170
	Morgan Stanley Bank of America Merrill Lynch Trust
5,784,128	0.96%, 12/15/2047(3)(5)	96,264
3,628,577	0.98%, 10/15/2048(3)(5)	75,117
700,000	2.92%, 02/15/2046	696,057
1,321,722	3.13%, 12/15/2048	1,318,035
730,173	4.26%, 10/15/2046(3)	731,311
	Morgan Stanley Capital Trust
2,346,252	1.33%, 06/15/2050(3)(5)	100,345
885,000	5.08%, 07/15/2049(1)(3)	465,487
37,927	5.65%, 10/12/2052(1)(3)	15,550
1,187,000	Natixis Commercial Mortgage Securities Trust 4.40%, 06/17/2038(1)	1,158,615
5,770,000	SG Commercial Mortgage Securities Trust 2.63%, 03/15/2037(1)	5,483,495
4,574,243	UBS Commercial Mortgage Trust 1.01%, 08/15/2050(3)(5)	171,598
424,335	UBS-Barclays Commercial Mortgage Trust 2.85%, 12/10/2045	423,737
	Wells Fargo Commercial Mortgage Trust
16,693,708	0.88%, 09/15/2057(3)(5)	379,304
8,963,195	1.08%, 05/15/2048(3)(5)	199,191
10,000	3.17%, 02/15/2048	9,794

234

The Hartford Total Return Bond Fund
Schedule of Investments – (continued)
July 31, 2022  (Unaudited)

Shares or Principal Amount		Market Value†
ASSET & COMMERCIAL MORTGAGE-BACKED SECURITIES - 23.2% - (continued)
	Commercial Mortgage-Backed Securities - 4.1% - (continued)
$ 255,000	4.15%, 05/15/2048(3)	$ 230,020
16,112	Wells Fargo Mortgage Backed Securities Trust 3.95%, 11/25/2048(1)(3)	15,896
	Wells Fargo N.A.
20,625,154	0.60%, 11/15/2062(3)(5)	724,069
10,510,236	0.64%, 11/15/2062(3)(5)	403,488
18,095,374	0.69%, 12/15/2052(3)(5)	739,685
29,285,609	0.71%, 11/15/2050(3)(5)	902,779
19,544,589	0.81%, 09/15/2062(3)(5)	889,773
37,774,872	0.88%, 01/15/2063(3)(5)	1,929,291
21,205,587	0.90%, 05/15/2062(3)(5)	992,973
1,825,284	1.02%, 04/15/2052(3)(5)	98,080
37,660,504	1.78%, 03/15/2063(3)(5)	4,060,763
3,540,000	2.04%, 02/15/2054	3,069,865
	WF-RBS Commercial Mortgage Trust
1,275,261	1.25%, 03/15/2047(3)(5)	17,278
163,114	2.87%, 11/15/2045	162,878
243,846	3.02%, 11/15/2047(1)	14,634
692,072	3.07%, 03/15/2045	689,105
350,000	3.35%, 05/15/2045	345,768
225,000	4.05%, 03/15/2047	224,079
1,070,000	4.15%, 08/15/2046(3)	1,065,127
345,000	5.00%, 06/15/2044(1)(3)	227,093
		128,819,408
	Other Asset-Backed Securities - 2.3%
550,261	Aaset Trust 3.35%, 01/16/2040(1)	454,516
	Affirm Asset Securitization Trust
1,110,167	1.90%, 01/15/2025(1)	1,090,206
412,142	3.46%, 10/15/2024(1)	410,145
1,280,000	Arbor Realty Commercial Real Estate Notes Ltd. 3.10%, 05/15/2036, 1 mo. USD LIBOR + 1.100%(1)(2)	1,248,132
2,820,000	Avant Loans Funding Trust 1.21%, 07/15/2030(1)	2,658,279
1,206,354	Bayview Mortgage Fund Trust 3.50%, 01/28/2058(1)(3)	1,183,161
919,235	Bayview Opportunity Master Fund Trust 3.50%, 06/28/2057(1)(3)	909,206
	CF Hippolyta Issuer LLC
723,379	1.98%, 03/15/2061(1)	635,932
1,300,981	1.99%, 07/15/2060(1)	1,144,227
1,915,000	Columbia Cent CLO 27 Ltd. 3.97%, 01/25/2035, 3 mo. USD LIBOR + 1.190%(1)(2)	1,849,107
	Domino's Pizza Master Issuer LLC
3,224,187	2.66%, 04/25/2051(1)	2,845,220
1,472,250	3.67%, 10/25/2049(1)	1,362,136
3,171,437	4.12%, 07/25/2048(1)	3,104,152
1,500,000	Marlette Funding Trust 1.06%, 09/15/2031(1)	1,440,951
707,837	MetLife Securitization Trust 3.00%, 04/25/2055(1)(3)	686,320
721,970	NRZ Excess Spread-Collateralized Notes 3.84%, 12/25/2025(1)	685,833
	Pretium Mortgage Credit Partners LLC
2,868,823	1.87%, 07/25/2051(1)(4)	2,671,230
5,698,943	1.99%, 02/25/2061(1)(4)	5,462,237
	Progress Residential Trust
1,775,000	3.20%, 04/17/2039(1)	1,694,749
4,940,000	4.44%, 05/17/2041(1)	4,975,862
493,039	Sapphire Aviation Finance Ltd. 3.23%, 03/15/2040(1)	435,026
4,279,007	Seasoned Credit Risk Transfer Trust 3.50%, 03/25/2058	4,258,457
1,895,000	Summit Issuer LLC 2.29%, 12/20/2050(1)	1,736,252
5,155,000	Tricon Residential 4.85%, 07/17/2040(1)	5,210,277
Shares or Principal Amount		Market Value†
ASSET & COMMERCIAL MORTGAGE-BACKED SECURITIES - 23.2% - (continued)
	Other Asset-Backed Securities - 2.3% - (continued)
$ 1,093,261	Upstart Securitization Trust 0.83%, 07/20/2031(1)	$ 1,061,490
4,625,943	VOLT XCIII LLC 1.89%, 02/27/2051(1)(4)	4,365,140
3,566,717	VOLT XCIV LLC 2.24%, 02/27/2051(1)(4)	3,400,605
3,387,486	VOLT XCV LLC 2.24%, 03/27/2051(1)(4)	3,213,414
3,605,016	VOLT XCVII LLC 2.24%, 04/25/2051(1)(4)	3,417,075
	Wendy's Funding LLC
7,321,050	2.37%, 06/15/2051(1)	6,283,672
1,303,575	3.88%, 03/15/2048(1)	1,246,038
975,100	Wingstop Funding LLC 2.84%, 12/05/2050(1)	861,952
		72,000,999
	Whole Loan Collateral CMO - 9.7%
5,449,137	510 Asset Backed Trust 2.12%, 06/25/2061(1)(4)	5,088,201
60,052	Adjustable Rate Mortgage Trust 2.80%, 11/25/2035, 1 mo. USD LIBOR + 0.540%(2)	59,470
	Alternative Loan Trust
694,988	1.99%, 08/25/2035, 12 mo. USD MTA + 1.350%(2)	592,190
1,028,497	2.80%, 01/25/2036, 1 mo. USD LIBOR + 0.540%(2)	931,406
296,159	2.90%, 11/25/2035, 1 mo. USD LIBOR + 0.640%(2)	243,644
193,485	5.75%, 05/25/2036	97,776
169,737	6.00%, 05/25/2036	102,564
130,571	6.00%, 12/25/2036	66,825
	Angel Oak Mortgage Trust
2,348,983	0.91%, 01/25/2066(1)(3)	2,168,647
4,987,631	0.95%, 07/25/2066(1)(3)	4,670,632
2,107,572	0.99%, 04/25/2053(1)(3)	2,027,799
2,017,329	0.99%, 04/25/2066(1)(3)	1,915,008
3,938,453	1.07%, 05/25/2066(1)(3)	3,533,206
6,883,520	1.46%, 09/25/2066(1)(3)	5,873,605
686,719	1.47%, 06/25/2065(1)(3)	654,930
3,445,114	1.82%, 11/25/2066(1)(3)	3,130,116
1,351,785	2.53%, 01/26/2065(1)(3)	1,298,064
33,131	Angel Oak Mortgage Trust I LLC 3.63%, 03/25/2049(1)(3)	32,983
	Banc of America Funding Trust
290,326	2.73%, 05/20/2047, 1 mo. USD LIBOR + 0.600%(2)	270,796
1,028,011	5.77%, 05/25/2037(3)	997,679
40,813	6.35%, 01/25/2037(4)	38,152
	Bear Stearns Adjustable Rate Mortgage Trust
126,539	2.23%, 02/25/2036(3)	108,423
181,137	2.38%, 10/25/2035, 12 mo. USD CMT + 2.300%(2)	176,626
884,053	Bear Stearns Alt-A Trust 2.76%, 01/25/2036, 1 mo. USD LIBOR + 0.500%(2)	1,168,360
270,820	Bear Stearns Mortgage Funding Trust 2.44%, 10/25/2036, 1 mo. USD LIBOR + 0.180%(2)	231,282
2,331,571	BINOM Securitization Trust 2.03%, 06/25/2056(1)(3)	2,135,723
	BRAVO Residential Funding Trust
1,485,967	0.94%, 02/25/2049(1)(3)	1,387,665
1,453,586	0.97%, 03/25/2060(1)(3)	1,417,063
1,338,309	Bunker Hill Loan Depositary Trust 1.72%, 02/25/2055(1)(3)	1,292,770
1,948,176	Cascade MH Asset Trust 1.75%, 02/25/2046(1)	1,787,395

235

The Hartford Total Return Bond Fund
Schedule of Investments – (continued)
July 31, 2022  (Unaudited)

Shares or Principal Amount		Market Value†
ASSET & COMMERCIAL MORTGAGE-BACKED SECURITIES - 23.2% - (continued)
	Whole Loan Collateral CMO - 9.7% - (continued)
$ 241,931	Chase Mortgage Finance Trust 2.93%, 12/25/2035(3)	$ 228,403
	CHL Mortgage Pass-Through Trust
350,414	2.79%, 11/20/2035(3)	315,948
315,771	2.94%, 03/25/2035, 1 mo. USD LIBOR + 0.680%(2)	277,462
459,103	2.96%, 09/25/2047(3)	418,798
90,936	3.03%, 06/20/2035(3)	87,051
298,162	3.28%, 04/20/2036(3)	246,064
355,366	CIM Trust 3.00%, 04/25/2057(1)(3)	354,378
	COLT Mortgage Loan Trust
1,006,037	0.80%, 07/27/2054(1)	931,643
3,270,331	0.91%, 06/25/2066(1)(3)	2,887,468
7,996,182	2.28%, 12/27/2066(1)(3)	7,246,770
1,232,599	4.30%, 03/25/2067(1)(3)	1,214,263
	Connecticut Avenue Securities Trust
166,081	4.41%, 09/25/2031, 1 mo. USD LIBOR + 2.150%(1)(2)	165,982
899,271	4.41%, 11/25/2039, 1 mo. USD LIBOR + 2.150%(1)(2)	879,933
216,293	4.56%, 08/25/2031, 1 mo. USD LIBOR + 2.300%(1)(2)	216,033
474,518	Credit Suisse First Boston Mortgage Securities Corp. 5.50%, 06/25/2035	384,009
	CSMC Trust
1,002,205	0.81%, 05/25/2065(1)(3)	959,205
2,266,116	0.83%, 03/25/2056(1)(3)	1,962,124
2,925,831	0.94%, 05/25/2066(1)(3)	2,519,562
4,311,445	1.18%, 02/25/2066(1)(3)	4,082,878
1,978,200	1.80%, 12/27/2060(1)(3)	1,876,325
3,550,323	1.84%, 10/25/2066(1)(3)	3,236,332
8,127,176	2.27%, 11/25/2066(1)(3)	7,260,748
1,339,657	3.25%, 04/25/2047(1)(3)	1,258,319
1,436,703	Deephaven Residential Mortgage Trust 0.90%, 04/25/2066(1)(3)	1,247,884
74,067	DSLA Mortgage Loan Trust 2.84%, 01/19/2045, 1 mo. USD LIBOR + 0.720%(2)	59,447
	Ellington Financial Mortgage Trust
560,136	0.80%, 02/25/2066(1)(3)	504,993
1,283,486	0.93%, 06/25/2066(1)(3)	1,138,200
3,823,956	2.21%, 01/25/2067(1)(3)	3,489,799
	Fannie Mae Connecticut Avenue Securities
126,127	4.26%, 03/25/2031, 1 mo. USD LIBOR + 2.000%(2)	125,991
636,480	4.81%, 12/25/2030, 1 mo. USD LIBOR + 2.550%(2)	627,696
785,411	6.61%, 05/25/2029, 1 mo. USD LIBOR + 4.350%(2)	812,090
7,955,000	FirstKey Homes Trust 4.25%, 07/17/2039(1)	7,927,388
	GCAT Trust
2,875,462	0.87%, 01/25/2066(1)(3)	2,746,245
2,651,222	1.04%, 05/25/2066(1)(3)	2,473,847
4,748,531	1.09%, 08/25/2066(1)(3)	4,111,609
2,735,011	1.92%, 08/25/2066(1)(3)	2,596,438
	GMACM Mortgage Loan Trust
45,217	2.90%, 04/19/2036(3)	35,931
207,563	3.07%, 09/19/2035(3)	187,634
	GSR Mortgage Loan Trust
1,644,078	2.56%, 01/25/2037, 1 mo. USD LIBOR + 0.300%(2)	478,839
577,448	2.89%, 01/25/2036(3)	574,102
84,619	3.32%, 10/25/2035(3)	52,700
Shares or Principal Amount		Market Value†
ASSET & COMMERCIAL MORTGAGE-BACKED SECURITIES - 23.2% - (continued)
	Whole Loan Collateral CMO - 9.7% - (continued)
	HarborView Mortgage Loan Trust
$ 456,820	2.31%, 01/19/2038, 1 mo. USD LIBOR + 0.190%(2)	$ 410,438
856,782	2.36%, 12/19/2036, 1 mo. USD LIBOR + 0.240%(2)	804,563
138,658	Home Re Ltd. 3.86%, 10/25/2028, 1 mo. USD LIBOR + 1.600%(1)(2)	138,486
7,979,581	Imperial Fund Mortgage Trust 3.64%, 03/25/2067(1)(4)	7,631,807
	IndyMac Index Mortgage Loan Trust
298,075	2.96%, 03/25/2036(3)	239,707
150,899	2.99%, 01/25/2036(3)	140,069
912,757	3.17%, 04/25/2037(3)	568,138
	JP Morgan Mortgage Trust
110,320	2.63%, 09/25/2035(3)	104,795
49,570	3.12%, 04/25/2037(3)	43,034
146,493	3.25%, 05/25/2036(3)	124,398
1,041,902	LCM L.P. 3.75%, 10/20/2027, 3 mo. USD LIBOR + 1.040%(1)(2)	1,030,204
	Legacy Mortgage Asset Trust
1,321,271	1.65%, 11/25/2060(1)(4)	1,264,853
1,919,883	1.75%, 04/25/2061(1)(4)	1,836,583
2,562,692	1.75%, 07/25/2061(1)(4)	2,436,923
3,323,965	3.25%, 11/25/2059(1)(4)	3,308,319
274,595	Lehman XS Trust 2.68%, 07/25/2046, 1 mo. USD LIBOR + 0.420%(2)	269,656
	LSTAR Securities Investment Ltd.
4,848,012	4.07%, 03/02/2026, 1 mo. USD LIBOR + 1.700%(1)(2)	4,592,503
3,145,951	4.17%, 02/01/2026, 1 mo. USD LIBOR + 1.800%(1)(2)	3,012,767
1,904,163	5.21%, 05/01/2024, 1 mo. USD LIBOR + 2.50%(1)(2)	1,860,859
939,885	5.87%, 04/01/2024, 1 mo. USD LIBOR + 2.500%(1)(2)	928,384
1,558,864	Luminent Mortgage Trust 2.64%, 05/25/2046, 1 mo. USD LIBOR + 0.380%(2)	1,328,568
1,563,260	MetLife Securitization Trust 3.75%, 03/25/2057(1)(3)	1,524,712
	MFA Trust
403,851	1.01%, 01/26/2065(1)(3)	388,681
2,144,704	1.03%, 11/25/2064(1)(3)	1,922,386
1,821,244	1.15%, 04/25/2065(1)(3)	1,771,318
	Mill City Mortgage Loan Trust
883,762	2.75%, 01/25/2061(1)(3)	874,763
189,425	3.25%, 05/25/2062(1)(3)	186,483
	New Residential Mortgage Loan Trust
1,936,990	0.94%, 07/25/2055(1)(3)	1,776,788
1,473,157	0.94%, 10/25/2058(1)(3)	1,414,689
397,388	2.49%, 09/25/2059(1)(3)	383,879
2,037,557	3.01%, 01/25/2048, 1 mo. USD LIBOR + 0.750%(1)(2)	1,987,818
1,649,197	3.50%, 12/25/2057(1)(3)	1,612,780
1,523,186	3.50%, 08/25/2059(1)(3)	1,493,327
1,275,167	3.75%, 11/26/2035(1)(3)	1,235,954
560,078	3.75%, 01/25/2054(1)(3)	544,536
25,617	3.75%, 05/25/2054(1)(3)	24,652
1,440,723	3.75%, 11/25/2056(1)(3)	1,396,584
3,198,361	3.75%, 11/25/2058(1)(3)	3,110,200
1,428,547	3.76%, 06/25/2057, 1 mo. USD LIBOR + 1.500%(1)(2)	1,419,409
2,584,769	4.00%, 02/25/2057(1)(3)	2,556,488
2,610,534	4.00%, 03/25/2057(1)(3)	2,574,727
1,753,973	4.00%, 04/25/2057(1)(3)	1,732,114
1,458,281	4.00%, 05/25/2057(1)(3)	1,416,221

236

The Hartford Total Return Bond Fund
Schedule of Investments – (continued)
July 31, 2022  (Unaudited)

Shares or Principal Amount		Market Value†
ASSET & COMMERCIAL MORTGAGE-BACKED SECURITIES - 23.2% - (continued)
	Whole Loan Collateral CMO - 9.7% - (continued)
$ 2,215,579	4.00%, 08/27/2057(1)(3)	$ 2,171,501
313,364	4.00%, 12/25/2057(1)(3)	305,969
5,744,032	NMLT Trust 1.19%, 05/25/2056(1)(3)	5,145,021
252,546	Oaktown Re III Ltd. 3.66%, 07/25/2029, 1 mo. USD LIBOR + 1.400%(1)(2)	252,444
826,212	Oaktown Re Ltd. 3.81%, 07/25/2028, 1 mo. USD LIBOR + 1.550%(1)(2)	824,281
	OBX Trust
3,379,542	1.05%, 07/25/2061(1)(3)	2,904,795
3,807,364	1.07%, 02/25/2066(1)(3)	3,462,080
234,883	2.91%, 06/25/2057, 1 mo. USD LIBOR + 0.650%(1)(2)	229,199
6,745,538	Onslow Bay Financial LLC 2.31%, 11/25/2061(1)(3)	6,175,873
1,639,966	PMT Credit Risk Transfer Trust 5.16%, 02/27/2024, 1 mo. USD LIBOR + 2.900%(1)(2)	1,600,662
	Preston Ridge Partners Mortgage Trust LLC
3,631,652	1.79%, 06/25/2026(1)(4)	3,508,928
3,444,154	1.79%, 07/25/2026(1)(4)	3,220,852
6,479,771	1.87%, 04/25/2026(1)(4)	6,143,269
5,467,442	1.87%, 08/25/2026(1)(4)	5,200,987
1,561,818	2.12%, 03/25/2026(1)(3)	1,499,907
991,953	2.36%, 11/25/2025(1)(4)	950,309
6,986,000	2.36%, 10/25/2026(1)(4)	6,609,741
517,399	RBSGC Mortgage Loan Trust 6.25%, 01/25/2037	485,813
	Residential Accredit Loans, Inc.
1,378,775	2.86%, 04/25/2036, 1 mo. USD LIBOR + 0.600%(2)	1,196,809
594,798	6.00%, 12/25/2035	539,455
302,915	Residential Funding Mortgage Securities, Inc. 3.41%, 08/25/2035(3)	154,881
1,687,867	Residential Mortgage Loan Trust 0.86%, 01/25/2065(1)(3)	1,623,356
	Seasoned Credit Risk Transfer Trust
2,452,800	2.50%, 08/25/2059	2,305,673
2,023,781	3.50%, 11/25/2057	2,025,516
5,413,648	3.50%, 07/25/2058	5,420,732
1,103,595	3.50%, 08/25/2058	1,105,292
4,353,301	3.50%, 10/25/2058	4,336,222
	Starwood Mortgage Residential Trust
1,204,508	0.94%, 05/25/2065(1)(3)	1,153,949
3,211,257	1.22%, 05/25/2065(1)(3)	3,007,430
5,296,622	1.92%, 11/25/2066(1)(3)	4,633,355
475,060	TBW Mortgage-Backed Trust 6.00%, 07/25/2036	251,095
4,130,000	Toorak Mortgage Corp. Ltd. 2.24%, 06/25/2024(1)(4)	3,871,779
	Towd Point Mortgage Trust
1,632,266	2.75%, 10/25/2056(1)(3)	1,620,241
251,040	2.75%, 04/25/2057(1)(3)	249,089
949,885	2.75%, 06/25/2057(1)(3)	925,824
687,178	2.75%, 07/25/2057(1)(3)	678,932
2,455,675	2.75%, 10/25/2057(1)(3)	2,413,580
881,319	2.86%, 02/25/2057, 1 mo. USD LIBOR + 0.600%(1)(2)	872,963
7,717,418	2.92%, 11/30/2060(1)(3)	7,062,796
2,935,412	3.25%, 03/25/2058(1)(3)	2,877,318
3,470,000	Triangle Re Ltd. 3.41%, 02/25/2034, 3 mo USD SOFR + 1.900%(1)(2)	3,429,237
	VCAT LLC
3,263,816	1.74%, 05/25/2051(1)(4)	3,118,155
4,981,420	1.87%, 08/25/2051(1)(4)	4,825,586
1,026,330	2.12%, 03/27/2051(1)(4)	978,833
Shares or Principal Amount		Market Value†
ASSET & COMMERCIAL MORTGAGE-BACKED SECURITIES - 23.2% - (continued)
	Whole Loan Collateral CMO - 9.7% - (continued)
	Verus Securitization Trust
$ 823,914	0.82%, 10/25/2063(1)(3)	$ 778,378
1,961,693	0.92%, 02/25/2064(1)(3)	1,816,551
2,391,319	0.94%, 07/25/2066(1)(3)	2,151,276
1,660,391	1.03%, 02/25/2066(1)(3)	1,480,675
785,012	1.50%, 05/25/2065(1)(4)	745,895
3,683,057	1.82%, 11/25/2066(1)(3)	3,326,073
5,092,507	2.72%, 01/25/2067(1)(4)	4,718,471
112,725	3.60%, 08/25/2050(1)(4)	112,375
	Washington Mutual Mortgage Pass-Through Certificates Trust
387,619	1.47%, 11/25/2046, 12 mo. USD MTA + 0.830%(2)	329,592
281,249	1.52%, 10/25/2046, 12 mo. USD MTA + 0.880%(2)	246,357
179,619	1.62%, 07/25/2046, 12 mo. USD MTA + 0.980%(2)	164,711
680,575	2.86%, 07/25/2036, 1 mo. USD LIBOR + 0.600%(2)	449,905
561,816	3.19%, 06/25/2037(3)	506,374
96,922	Wells Fargo Mortgage-Backed Securities Trust 3.38%, 09/25/2036(3)	92,281
		303,411,737
	Total Asset & Commercial Mortgage-Backed Securities (cost $765,949,213)	$ 722,982,329
CORPORATE BONDS - 29.7%
	Advertising - 0.1%
2,863,000	Lamar Media Corp. 3.75%, 02/15/2028	$ 2,691,220
	Aerospace/Defense - 0.3%
	Boeing Co.
2,420,000	5.04%, 05/01/2027	2,467,858
1,675,000	5.15%, 05/01/2030	1,693,047
	L3Harris Technologies, Inc.
465,000	2.90%, 12/15/2029	427,002
2,105,000	3.85%, 06/15/2023	2,106,234
1,410,000	Northrop Grumman Corp. 5.15%, 05/01/2040	1,501,561
	Raytheon Technologies Corp.
970,000	2.38%, 03/15/2032	858,285
43,000	3.65%, 08/16/2023	43,109
1,020,000	4.45%, 11/16/2038	1,013,648
		10,110,744
	Agriculture - 0.4%
	BAT Capital Corp.
1,670,000	2.26%, 03/25/2028	1,430,931
4,890,000	4.74%, 03/16/2032	4,465,095
4,945,000	BAT International Finance plc 4.45%, 03/16/2028	4,735,120
1,945,000	Kernel Holding S.A. 6.50%, 10/17/2024(6)	760,417
		11,391,563
	Airlines - 0.0%
390,000	United Airlines, Inc. 4.63%, 04/15/2029(1)	359,288
	Apparel - 0.2%
940,000	Hanesbrands, Inc. 4.88%, 05/15/2026(1)	914,924
4,510,000	William Carter Co. 5.63%, 03/15/2027(1)	4,453,625
		5,368,549

237

The Hartford Total Return Bond Fund
Schedule of Investments – (continued)
July 31, 2022  (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 29.7% - (continued)
	Auto Manufacturers - 0.1%
$ 700,000	Ford Motor Co. 3.25%, 02/12/2032	$ 584,500
2,905,000	General Motors Financial Co., Inc. 3.60%, 06/21/2030	2,583,530
		3,168,030
	Auto Parts & Equipment - 0.0%
1,465,000	Autozone, Inc. 4.75%, 08/01/2032	1,513,514
	Beverages - 0.3%
	Anheuser-Busch InBev Worldwide, Inc.
2,008,000	3.75%, 07/15/2042	1,752,600
710,000	4.60%, 04/15/2048	688,908
700,000	4.75%, 04/15/2058	682,805
2,450,000	5.45%, 01/23/2039	2,643,586
	Constellation Brands, Inc.
500,000	2.25%, 08/01/2031	426,048
560,000	2.88%, 05/01/2030	507,370
273,000	3.15%, 08/01/2029	254,855
2,665,000	Keurig Dr Pepper, Inc. 3.95%, 04/15/2029	2,649,651
		9,605,823
	Biotechnology - 0.3%
	CSL Finance plc
2,070,000	4.05%, 04/27/2029(1)	2,084,248
2,085,000	4.25%, 04/27/2032(1)	2,128,272
	Royalty Pharma plc
325,000	1.75%, 09/02/2027	288,258
5,360,000	2.15%, 09/02/2031	4,437,970
1,205,000	2.20%, 09/02/2030	1,018,910
655,000	3.30%, 09/02/2040	514,915
65,000	3.55%, 09/02/2050	48,465
		10,521,038
	Chemicals - 0.3%
35,000	Avient Corp. 7.13%, 08/01/2030(1)	36,065
2,630,000	Celanese US Holdings LLC 6.17%, 07/15/2027	2,670,468
290,000	Chemours Co. 5.38%, 05/15/2027(7)	278,400
2,940,000	DuPont de Nemours, Inc. 4.21%, 11/15/2023	2,967,129
1,745,000	International Flavors & Fragrances, Inc. 2.30%, 11/01/2030(1)	1,496,054
859,000	LYB International Finance LLC 1.25%, 10/01/2025	787,548
		8,235,664
	Commercial Banks - 5.8%
5,680,000	Bangkok Bank PCL 3.47%, 09/23/2036, (3.47% fixed rate until 09/23/2031; 5 year USD CMT + 2.150% thereafter)(1)(8)	4,882,376
	Bank of America Corp.
425,000	1.90%, 07/23/2031, (1.90% fixed rate until 07/23/2030; 3 mo. USD SOFR + 1.530% thereafter)(8)	351,728
145,000	1.92%, 10/24/2031, (1.92% fixed rate until 10/24/2030; 3 mo. USD SOFR + 1.370% thereafter)(8)	119,667
3,445,000	2.30%, 07/21/2032, (2.30% fixed rate until 07/21/2031; 3 mo. USD SOFR + 1.220% thereafter)(8)	2,897,506
2,175,000	2.46%, 10/22/2025, (2.46% fixed rate until 10/22/2024; 3 mo. USD LIBOR + 0.870% thereafter)(8)	2,089,482
1,445,000	2.57%, 10/20/2032, (2.57% fixed rate until 10/20/2031; 3 mo. USD SOFR + 1.210% thereafter)(8)	1,240,801
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 29.7% - (continued)
	Commercial Banks - 5.8% - (continued)
$ 2,370,000	3.19%, 07/23/2030, (3.19% fixed rate until 07/23/2029; 3 mo. USD LIBOR + 1.180% thereafter)(8)	$ 2,186,751
3,465,000	3.31%, 04/22/2042, (3.31% fixed rate until 04/22/2041; 3 mo. USD SOFR + 1.580% thereafter)(8)	2,882,206
5,215,000	4.08%, 03/20/2051, (4.08% fixed rate until 03/20/2050; 3 mo. USD LIBOR + 3.150% thereafter)(8)	4,774,145
1,420,000	4.38%, 04/27/2028, (4.38% fixed rate until 04/27/2027; 3 mo USD SOFR + 1.580% thereafter)(7)(8)	1,424,676
2,675,000	4.95%, 07/22/2028, (4.95% fixed rate until 07/22/2027; 3 mo. USD SOFR + 2.040% thereafter)(8)	2,752,335
1,540,000	5.02%, 07/22/2033, (5.02% fixed rate until 07/22/2032; 3 mo. USD SOFR + 2.160% thereafter)(8)	1,607,114
2,640,000	7.75%, 05/14/2038	3,408,552
4,430,000	Bank of NY Mellon Corp. 2.05%, 01/26/2027(7)	4,150,747
	BNP Paribas S.A.
1,600,000	1.32%, 01/13/2027, (1.32% fixed rate until 01/13/2026; 3 mo. USD SOFR + 1.004% thereafter)(1)(8)	1,431,015
730,000	2.16%, 09/15/2029, (2.16% fixed rate until 09/15/2028; 3 mo. USD SOFR + 1.218% thereafter)(1)(8)	618,432
2,435,000	2.22%, 06/09/2026, (2.22% fixed rate until 06/09/2025; 3 mo. USD SOFR + 2.074% thereafter)(1)(8)	2,274,553
2,860,000	2.59%, 01/20/2028, (2.59% fixed rate until 01/20/2027; 3 mo. USD SOFR + 1.228% thereafter)(1)(8)	2,601,475
	Citigroup, Inc.
2,890,000	2.52%, 11/03/2032, (2.52% fixed rate until 11/03/2031; 3 mo. USD SOFR + 1.177% thereafter)(8)	2,450,502
1,355,000	3.20%, 10/21/2026	1,324,542
1,780,000	4.45%, 09/29/2027	1,785,202
1,255,000	Credit Suisse Group AG 3.09%, 05/14/2032, (3.09% fixed rate until 05/14/2031; 3 mo. USD SOFR + 1.730% thereafter)(1)(8)	1,010,481
1,685,000	Danske Bank A/S 5.38%, 01/12/2024(1)	1,708,306
2,310,000	Deutsche Bank AG 2.31%, 11/16/2027, (2.31% fixed rate until 11/16/2026; 3 mo. USD SOFR + 1.219% thereafter)(8)	2,005,617
	Goldman Sachs Group, Inc.
2,295,000	0.93%, 10/21/2024, (0.93% fixed rate until 10/21/2023; 3 mo. USD SOFR + 0.486% thereafter)(8)	2,205,292
4,130,000	2.38%, 07/21/2032, (2.38% fixed rate until 07/21/2031; 3 mo. USD SOFR + 1.248% thereafter)(8)	3,486,825
5,380,000	2.62%, 04/22/2032, (2.62% fixed rate until 04/22/2031; 3 mo. USD SOFR + 1.281% thereafter)(8)	4,649,511
480,000	2.65%, 10/21/2032, (2.65% fixed rate until 10/21/2031; 3 mo. USD SOFR + 1.264% thereafter)(8)	414,575
2,110,000	3.10%, 02/24/2033, (3.10% fixed rate until 02/24/2032; 3 mo. USD LIBOR + 1.410% thereafter)(8)	1,888,700

238

The Hartford Total Return Bond Fund
Schedule of Investments – (continued)
July 31, 2022  (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 29.7% - (continued)
	Commercial Banks - 5.8% - (continued)
$ 1,540,000	3.81%, 04/23/2029, (3.81% fixed rate until 04/23/2028; 3 mo. USD LIBOR + 1.158% thereafter)(8)	$ 1,492,543
3,020,000	4.22%, 05/01/2029, (4.22% fixed rate until 05/01/2028; 3 mo. USD LIBOR + 1.301% thereafter)(8)	2,986,444
2,245,000	6.75%, 10/01/2037	2,629,783
	HSBC Holdings plc
2,985,000	0.98%, 05/24/2025, (0.98% fixed rate until 05/24/2024; 3 mo. USD SOFR + 0.708% thereafter)(8)	2,793,365
1,335,000	1.59%, 05/24/2027, (1.59% fixed rate until 05/24/2026; 3 mo. USD SOFR + 1.290% thereafter)(8)	1,189,857
3,930,000	4.58%, 06/19/2029, (4.58% fixed rate until 06/19/2028; 3 mo. USD LIBOR + 1.535% thereafter)(8)	3,844,240
4,580,000	4.76%, 03/29/2033, (4.76% fixed rate until 03/29/2032; 3 mo. USD SOFR + 2.530% thereafter)(8)	4,355,689
	JP Morgan Chase & Co.
25,000	1.47%, 09/22/2027, (1.47% fixed rate until 09/22/2026; 3 mo. USD SOFR + 0.765% thereafter)(8)	22,314
3,365,000	2.55%, 11/08/2032, (2.55% fixed rate until 11/08/2031; 3 mo. USD SOFR + 1.180% thereafter)(8)	2,897,128
1,345,000	2.58%, 04/22/2032, (2.58% fixed rate until 04/22/2031; 3 mo. USD SOFR + 1.250% thereafter)(8)	1,169,267
3,015,000	2.96%, 05/13/2031, (2.96% fixed rate until 05/13/2030; 3 mo. USD SOFR + 2.515% thereafter)(8)	2,699,136
1,095,000	3.11%, 04/22/2041, (3.11% fixed rate until 04/22/2040; 3 mo. USD SOFR + 2.460% thereafter)(8)	895,477
665,000	3.11%, 04/22/2051, (3.11% fixed rate until 04/22/2050; 3 mo. USD SOFR + 2.440% thereafter)(8)	513,784
5,415,000	3.16%, 04/22/2042, (3.16% fixed rate until 04/22/2041; 3 mo. USD SOFR + 1.460% thereafter)(8)	4,454,542
3,765,000	3.22%, 03/01/2025, (3.22% fixed rate until 03/01/2024; 3 mo. USD LIBOR + 1.155% thereafter)(8)	3,709,648
1,785,000	3.51%, 01/23/2029, (3.51% fixed rate until 01/23/2028; 3 mo. USD LIBOR + 0.945% thereafter)(8)	1,709,075
2,290,000	3.70%, 05/06/2030, (3.70% fixed rate until 05/06/2029; 3 mo. USD LIBOR + 1.160% thereafter)(8)	2,193,940
6,955,000	3.96%, 01/29/2027, (3.96% fixed rate until 01/29/2026; 3 mo. USD LIBOR + 1.245% thereafter)(8)	6,877,962
1,285,000	4.01%, 04/23/2029, (4.01% fixed rate until 04/23/2028; 3 mo. USD LIBOR + 1.120% thereafter)(8)	1,258,226
410,000	4.02%, 12/05/2024, (4.02% fixed rate until 12/05/2023; 3 mo. USD LIBOR + 1.000% thereafter)(8)	410,477
4,975,000	4.32%, 04/26/2028, (4.32% fixed rate until 04/26/2027; 3 mo. USD SOFR + 1.560% thereafter)(8)	4,995,540
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 29.7% - (continued)
	Commercial Banks - 5.8% - (continued)
$ 1,795,000	4.49%, 03/24/2031, (4.49% fixed rate until 03/24/2030; 3 mo. USD SOFR + 3.790% thereafter)(8)	$ 1,808,019
615,000	4.59%, 04/26/2033, (4.59% fixed rate until 04/26/2032; 3 mo. USD SOFR + 1.800% thereafter)(8)	623,767
3,680,000	4.85%, 07/25/2028, (4.85% fixed rate until 07/25/2027; 3 mo. USD SOFR + 1.990% thereafter)(8)	3,776,856
780,000	4.91%, 07/25/2033, (4.91% fixed rate until 07/25/2032; 3 mo. USD SOFR + 2.080% thereafter)(8)	813,614
	Morgan Stanley
5,915,000	1.79%, 02/13/2032, (1.79% fixed rate until 02/13/2031; 3 mo. USD SOFR + 1.034% thereafter)(8)	4,841,649
4,240,000	1.93%, 04/28/2032, (1.93% fixed rate until 04/28/2031; 3 mo. USD SOFR + 1.020% thereafter)(8)	3,497,548
2,575,000	2.24%, 07/21/2032, (2.24% fixed rate until 07/21/2031; 3 mo. USD SOFR + 1.178% thereafter)(8)	2,177,481
2,880,000	2.48%, 01/21/2028, (2.48% fixed rate until 01/21/2027; 3 mo. USD SOFR + 1.000% thereafter)(8)	2,682,235
360,000	2.51%, 10/20/2032, (2.51% fixed rate until 10/20/2031; 3 mo. USD SOFR + 1.200% thereafter)(8)	309,730
2,005,000	2.70%, 01/22/2031, (2.70% fixed rate until 01/22/2030; 3 mo. USD SOFR + 1.143% thereafter)(8)	1,794,962
2,720,000	3.59%, 07/22/2028, (3.59% fixed rate until 07/22/2027; 3 mo. USD LIBOR + 1.340% thereafter)(8)	2,631,968
900,000	4.00%, 07/23/2025	907,207
6,190,000	4.21%, 04/20/2028, (4.21% fixed rate until 04/20/2027; 3 mo. USD SOFR + 1.610% thereafter)(8)	6,191,149
1,020,000	4.43%, 01/23/2030, (4.43% fixed rate until 01/23/2029; 3 mo. USD LIBOR + 1.628% thereafter)(8)	1,023,181
2,820,000	4.68%, 07/17/2026, (4.68% fixed rate until 07/17/2025; 3 mo. USD SOFR + 1.669% thereafter)(8)	2,866,365
605,000	4.89%, 07/20/2033, (4.89% fixed rate until 07/20/2032; 3 mo. USD SOFR + 2.0760% thereafter)(8)	631,237
4,805,000	Societe Generale S.A. 6.22%, 06/15/2033, (6.22% fixed rate until 06/15/2032; 12 mo. USD CMT + 3.200% thereafter)(1)(8)	4,723,483
1,615,000	Truist Bank 2.25%, 03/11/2030	1,383,355
2,295,000	UBS Group AG 4.75%, 05/12/2028, (4.75% fixed rate until 05/12/2027; 12 mo. USD CMT + 1.750% thereafter)(1)(8)	2,299,823
	Wells Fargo & Co.
2,945,000	2.41%, 10/30/2025, (2.41% fixed rate until 10/30/2024; 3 mo. USD SOFR + 1.087% thereafter)(8)	2,834,194
1,555,000	3.00%, 10/23/2026	1,509,112
3,775,000	3.35%, 03/02/2033, (3.35% fixed rate until 03/02/2032; 3 mo. USD SOFR + 1.500% thereafter)(8)	3,472,575

239

The Hartford Total Return Bond Fund
Schedule of Investments – (continued)
July 31, 2022  (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 29.7% - (continued)
	Commercial Banks - 5.8% - (continued)
$ 4,830,000	3.91%, 04/25/2026, (3.91% fixed rate until 04/25/2025; 3 mo. USD SOFR + 1.320% thereafter)(8)	$ 4,799,018
2,545,000	4.81%, 07/25/2028, 3 mo. USD SOFR + 1.980%	2,603,082
1,370,000	4.90%, 07/25/2033, 3 mo. USD SOFR + 2.100%	1,420,652
580,000	4.90%, 11/17/2045	562,411
925,000	5.01%, 04/04/2051, (5.01% fixed rate until 04/04/2050; 3 mo. USD SOFR + 4.502% thereafter)(8)	968,883
410,000	5.61%, 01/15/2044	433,778
		181,308,885
	Commercial Services - 1.0%
	Ashtead Capital, Inc.
1,550,000	4.00%, 05/01/2028(1)	1,438,607
5,335,000	4.38%, 08/15/2027(1)	5,073,338
	Gartner, Inc.
635,000	3.63%, 06/15/2029(1)	579,876
2,460,000	3.75%, 10/01/2030(1)	2,259,559
3,991,000	4.50%, 07/01/2028(1)	3,833,604
	Global Payments, Inc.
715,000	2.15%, 01/15/2027	648,297
2,780,000	3.20%, 08/15/2029	2,477,134
	Howard University (AGM Insured)
2,000,000	2.70%, 10/01/2029	1,797,970
1,205,000	3.48%, 10/01/2041	978,427
	Service Corp. International
7,045,000	3.38%, 08/15/2030	6,261,244
4,657,000	5.13%, 06/01/2029	4,657,000
750,000	United Rentals North America, Inc. 4.88%, 01/15/2028	748,755
		30,753,811
	Construction Materials - 0.3%
4,890,000	Builders FirstSource, Inc. 5.00%, 03/01/2030(1)	4,528,057
	Standard Industries, Inc.
640,000	3.38%, 01/15/2031(1)	520,416
4,965,000	4.38%, 07/15/2030(1)	4,336,828
285,000	4.75%, 01/15/2028(1)	270,750
		9,656,051
	Diversified Financial Services - 0.9%
3,475,000	AerCap Ireland Capital DAC / AerCap Global Aviation Trust 3.30%, 01/30/2032	2,923,489
	Capital One Financial Corp.
1,490,000	3.90%, 01/29/2024	1,490,830
5,455,000	5.25%, 07/26/2030, 3 mo. USD SOFR + 2.600%	5,532,358
2,255,000	5.27%, 05/10/2033, (5.27% fixed rate until 05/10/2032; 3 mo. USD SOFR + 2.370% thereafter)(8)	2,297,721
4,500,000	GTP Acquisition Partners LLC 3.48%, 06/15/2050(1)	4,385,693
3,910,000	Imperial Brands Finance plc 6.13%, 07/27/2027(1)	4,013,590
	Intercontinental Exchange, Inc.
730,000	4.35%, 06/15/2029	745,608
365,000	4.60%, 03/15/2033	377,496
265,000	4.95%, 06/15/2052	275,682
	Navient Corp.
70,000	5.88%, 10/25/2024	68,621
190,000	6.13%, 03/25/2024	189,005
54,000	7.25%, 09/25/2023	54,728
780,000	OneMain Finance Corp. 6.13%, 03/15/2024	769,275
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 29.7% - (continued)
	Diversified Financial Services - 0.9% - (continued)
	Power Finance Corp. Ltd.
$ 4,450,000	3.95%, 04/23/2030(1)	$ 3,984,724
2,310,000	3.95%, 04/23/2030(6)	2,068,475
		29,177,295
	Electric - 2.6%
3,100,000	AES Corp. 3.30%, 07/15/2025(1)	2,954,889
	Alabama Power Co.
2,120,000	3.45%, 10/01/2049	1,778,486
1,480,000	4.15%, 08/15/2044	1,379,966
	Berkshire Hathaway Energy Co.
865,000	1.65%, 05/15/2031	728,432
565,000	3.25%, 04/15/2028	552,347
	Cleco Corporate Holdings LLC
1,105,000	3.38%, 09/15/2029	1,004,673
70,000	4.97%, 05/01/2046	66,799
	Commonwealth Edison Co.
1,735,000	3.65%, 06/15/2046	1,551,599
360,000	4.00%, 03/01/2048	341,566
365,000	Connecticut Light & Power Co. 4.00%, 04/01/2048	347,385
1,570,000	Consolidated Edison Co. of New York, Inc. 3.20%, 12/01/2051	1,257,534
	Duke Energy Carolinas LLC
35,000	3.45%, 04/15/2051	30,044
575,000	4.25%, 12/15/2041	554,695
	Duke Energy Corp.
3,375,000	2.55%, 06/15/2031	2,954,845
935,000	3.75%, 09/01/2046	785,646
	Duke Energy Indiana LLC
2,160,000	2.75%, 04/01/2050	1,626,969
1,215,000	3.25%, 10/01/2049	978,995
	Duke Energy Progress LLC
825,000	4.00%, 04/01/2052	779,519
1,435,000	4.38%, 03/30/2044	1,405,627
4,640,000	Enel Finance International N.V. 5.00%, 06/15/2032(1)	4,554,263
305,000	Evergy Metro, Inc. 2.25%, 06/01/2030	271,740
	Evergy, Inc.
710,000	2.45%, 09/15/2024	689,058
2,010,000	2.90%, 09/15/2029	1,822,184
	Exelon Corp.
2,095,000	3.95%, 06/15/2025	2,103,056
390,000	4.10%, 03/15/2052(1)	355,375
	FirstEnergy Corp.
350,000	1.60%, 01/15/2026	320,056
825,000	2.25%, 09/01/2030	699,187
40,000	4.40%, 07/15/2027	39,188
	Georgia Power Co.
1,590,000	4.30%, 03/15/2042	1,474,459
1,555,000	4.70%, 05/15/2032	1,618,780
1,230,000	IPALCO Enterprises, Inc. 3.70%, 09/01/2024	1,219,227
1,935,000	ITC Holdings Corp. 2.95%, 05/14/2030(1)	1,752,457
1,570,000	Jersey Central Power & Light Co. 2.75%, 03/01/2032(1)	1,386,535
	MidAmerican Energy Co.
765,000	3.15%, 04/15/2050	627,281
130,000	3.65%, 08/01/2048	115,182
4,215,000	NextEra Energy Capital Holdings, Inc. 4.63%, 07/15/2027	4,369,823
380,000	NextEra Energy Operating Partners L.P. 3.88%, 10/15/2026(1)	373,690
2,190,000	NRG Energy, Inc. 2.45%, 12/02/2027(1)	1,930,420
1,100,000	Oglethorpe Power Corp. 4.50%, 04/01/2047(1)	991,995

240

The Hartford Total Return Bond Fund
Schedule of Investments – (continued)
July 31, 2022  (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 29.7% - (continued)
	Electric - 2.6% - (continued)
	Pacific Gas and Electric Co.
$ 4,985,000	2.50%, 02/01/2031	$ 3,986,754
985,000	4.40%, 03/01/2032	881,533
260,000	4.50%, 07/01/2040	213,788
415,000	4.55%, 07/01/2030	383,093
9,225,000	4.95%, 07/01/2050	7,704,508
735,000	5.25%, 03/01/2052	633,032
2,660,000	5.90%, 06/15/2032	2,658,767
	PacifiCorp
394,000	4.13%, 01/15/2049	375,167
350,000	4.15%, 02/15/2050	334,101
	Puget Energy, Inc.
1,925,000	3.65%, 05/15/2025	1,889,734
2,220,000	4.10%, 06/15/2030	2,111,599
	Sempra Energy
1,680,000	3.40%, 02/01/2028	1,637,823
1,110,000	3.80%, 02/01/2038	990,674
210,000	4.00%, 02/01/2048	186,275
	Southern California Edison Co.
2,510,000	2.75%, 02/01/2032	2,207,957
790,000	3.65%, 02/01/2050	635,014
506,000	4.00%, 04/01/2047	428,723
299,000	4.13%, 03/01/2048	257,427
3,350,000	4.70%, 06/01/2027	3,440,107
	Southern Co.
490,000	2.95%, 07/01/2023	488,303
1,520,000	3.25%, 07/01/2026	1,494,999
135,000	3.70%, 04/30/2030	131,376
30,000	4.40%, 07/01/2046	27,913
370,000	Union Electric Co. 4.00%, 04/01/2048	341,526
	Xcel Energy, Inc.
315,000	3.50%, 12/01/2049	263,263
1,085,000	4.60%, 06/01/2032	1,126,277
		82,623,705
	Electronics - 0.0%
1,020,000	Imola Merger Corp. 4.75%, 05/15/2029(1)	949,141
300,000	Sensata Technologies B.V. 5.00%, 10/01/2025(1)	301,557
		1,250,698
	Energy-Alternate Sources - 0.2%
4,075,000	Energo-Pro AS 8.50%, 02/04/2027(1)	3,865,056
1,495,000	FS Luxembourg S.a.r.l. 10.00%, 12/15/2025(1)	1,524,377
1,180,000	Investment Energy Resources Ltd. 6.25%, 04/26/2029(1)	1,084,133
		6,473,566
	Engineering & Construction - 0.2%
2,405,000	IHS Holding Ltd. 6.25%, 11/29/2028(1)	1,971,330
	International Airport Finance S.A.
3,577,406	12.00%, 03/15/2033(1)(7)	3,366,607
622,587	12.00%, 03/15/2033(6)	585,901
		5,923,838
	Entertainment - 0.5%
	Magallanes, Inc.
3,380,000	4.28%, 03/15/2032(1)	3,154,656
9,235,000	5.14%, 03/15/2052(1)	8,141,472
6,310,000	WMG Acquisition Corp. 3.88%, 07/15/2030(1)	5,753,458
		17,049,586
	Environmental Control - 0.3%
	Clean Harbors, Inc.
8,118,000	4.88%, 07/15/2027(1)	8,024,237
275,000	5.13%, 07/15/2029(1)	266,736
		8,290,973
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 29.7% - (continued)
	Food - 0.3%
	Conagra Brands, Inc.
$ 1,068,000	4.85%, 11/01/2028	$ 1,089,808
1,305,000	5.40%, 11/01/2048	1,272,393
2,570,000	JBS USA Food Co. 2.50%, 01/15/2027(1)	2,284,383
1,825,000	Mondelez International, Inc. 3.00%, 03/17/2032	1,674,705
2,745,000	NBM U.S. Holdings, Inc. 7.00%, 05/14/2026(1)	2,755,829
		9,077,118
	Food Service - 0.0%
410,000	Aramark Services, Inc. 5.00%, 02/01/2028(1)	400,570
	Gas - 0.1%
	NiSource, Inc.
995,000	3.49%, 05/15/2027	976,748
2,063,000	3.60%, 05/01/2030	1,965,774
		2,942,522
	Healthcare - Products - 0.7%
	Alcon Finance Corp.
2,130,000	2.75%, 09/23/2026(1)	2,021,526
1,120,000	3.00%, 09/23/2029(1)	1,028,687
4,835,000	Avantor Funding, Inc. 4.63%, 07/15/2028(1)	4,636,304
9,230,000	Baxter International, Inc. 2.54%, 02/01/2032	8,035,427
6,485,000	Hologic, Inc. 4.63%, 02/01/2028(1)	6,301,799
795,000	Teleflex, Inc. 4.25%, 06/01/2028(1)	749,384
		22,773,127
	Healthcare - Services - 0.7%
	Centene Corp.
75,000	4.25%, 12/15/2027	73,781
8,035,000	4.63%, 12/15/2029	7,921,184
335,000	CommonSpirit Health 3.35%, 10/01/2029	311,083
720,000	HCA, Inc. 4.63%, 03/15/2052(1)	633,608
3,015,000	Humana, Inc. 3.70%, 03/23/2029	2,960,794
1,155,000	IQVIA, Inc. 5.00%, 05/15/2027(1)	1,156,865
	Kaiser Foundation Hospitals
1,265,000	2.81%, 06/01/2041	1,008,537
2,090,000	3.00%, 06/01/2051	1,620,916
1,270,000	Sutter Health 3.36%, 08/15/2050	1,033,051
	UnitedHealth Group, Inc.
1,645,000	2.75%, 05/15/2040	1,349,790
590,000	3.50%, 08/15/2039	540,547
2,540,000	4.00%, 05/15/2029	2,609,037
1,280,000	4.20%, 05/15/2032	1,339,405
385,000	4.95%, 05/15/2062	420,180
		22,978,778
	Home Builders - 0.3%
3,270,000	PulteGroup, Inc. 5.50%, 03/01/2026	3,364,895
	Taylor Morrison Communities, Inc.
760,000	5.13%, 08/01/2030(1)	696,747
3,847,000	5.75%, 01/15/2028(1)	3,719,472
375,000	Taylor Morrison Communities, Inc. / Taylor Morrison Holdings II, Inc. 5.63%, 03/01/2024(1)	378,578
		8,159,692
	Household Products - 0.1%
	GSK Consumer Healthcare Capital US LLC
1,850,000	3.38%, 03/24/2029(1)	1,790,269
415,000	3.63%, 03/24/2032(1)	402,713
		2,192,982

241

The Hartford Total Return Bond Fund
Schedule of Investments – (continued)
July 31, 2022  (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 29.7% - (continued)
	Insurance - 0.8%
$ 5,475,000	American International Group, Inc. 2.50%, 06/30/2025	$ 5,272,051
1,580,000	Aon Corp. 2.20%, 11/15/2022	1,575,108
355,000	Aon Corp. / Aon Global Holdings plc 2.85%, 05/28/2027	339,689
	Athene Global Funding
2,555,000	2.65%, 10/04/2031(1)	2,095,629
4,615,000	2.72%, 01/07/2029(1)	4,020,334
	Brighthouse Financial, Inc.
190,000	3.85%, 12/22/2051	132,669
2,720,000	5.63%, 05/15/2030	2,726,441
	Corebridge Financial, Inc.
1,020,000	3.85%, 04/05/2029(1)	969,972
435,000	3.90%, 04/05/2032(1)	405,582
4,730,000	Equitable Financial Life Global Funding 1.80%, 03/08/2028(1)	4,183,302
1,025,000	Marsh & McLennan Cos., Inc. 4.75%, 03/15/2039	1,033,038
95,000	MGIC Investment Corp. 5.25%, 08/15/2028	91,438
565,000	Unum Group 4.13%, 06/15/2051	425,476
	Willis North America, Inc.
795,000	3.60%, 05/15/2024	791,305
2,135,000	4.50%, 09/15/2028	2,128,331
		26,190,365
	Internet - 0.8%
	Amazon.com, Inc.
3,405,000	3.45%, 04/13/2029	3,432,922
2,030,000	3.88%, 08/22/2037	2,048,883
5,515,000	3.95%, 04/13/2052	5,418,220
	Go Daddy Operating Co. LLC
1,070,000	3.50%, 03/01/2029(1)	951,134
6,567,000	5.25%, 12/01/2027(1)	6,385,819
5,970,000	NortonLifeLock, Inc. 5.00%, 04/15/2025(1)	5,946,269
		24,183,247
	Iron/Steel - 0.1%
EUR 1,985,000	Metinvest B.V. 5.63%, 06/17/2025(1)	797,549
$ 1,520,000	Vale Overseas Ltd. 3.75%, 07/08/2030	1,378,701
		2,176,250
	IT Services - 0.4%
9,130,000	Booz Allen Hamilton, Inc. 3.88%, 09/01/2028(1)	8,659,440
2,180,000	Kyndryl Holdings, Inc. 3.15%, 10/15/2031(1)	1,632,495
1,370,000	Leidos, Inc. 3.63%, 05/15/2025	1,354,892
		11,646,827
	Leisure Time - 0.0%
825,000	Carnival Corp. 4.00%, 08/01/2028(1)	719,813
	Lodging - 0.1%
2,075,000	Las Vegas Sands Corp. 3.50%, 08/18/2026	1,947,454
	Machinery-Construction & Mining - 0.0%
	BWX Technologies, Inc.
5,000	4.13%, 06/30/2028(1)	4,737
820,000	4.13%, 04/15/2029(1)	770,062
		774,799
	Machinery-Diversified - 0.1%
2,880,000	Otis Worldwide Corp. 2.57%, 02/15/2030	2,579,841
380,000	TK Elevator U.S. Newco, Inc. 5.25%, 07/15/2027(1)	364,800
		2,944,641
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 29.7% - (continued)
	Media - 1.6%
	CCO Holdings LLC / CCO Holdings Capital Corp.
$ 665,000	4.50%, 08/15/2030(1)	$ 591,132
200,000	4.75%, 03/01/2030(1)	182,000
380,000	5.00%, 02/01/2028(1)	366,700
30,000	5.13%, 05/01/2027(1)	29,424
	Charter Communications Operating LLC / Charter Communications Operating Capital
693,000	3.50%, 03/01/2042	506,694
1,910,000	3.90%, 06/01/2052	1,392,561
2,065,000	4.40%, 04/01/2033	1,919,921
2,120,000	5.13%, 07/01/2049	1,825,322
4,930,000	6.48%, 10/23/2045	4,973,794
1,060,000	6.83%, 10/23/2055	1,108,514
	Comcast Corp.
2,116,000	2.94%, 11/01/2056	1,565,017
295,000	3.20%, 07/15/2036	263,784
525,000	3.25%, 11/01/2039	453,396
	Cox Communications, Inc.
2,150,000	2.60%, 06/15/2031(1)	1,868,941
662,000	3.15%, 08/15/2024(1)	648,651
	CSC Holdings LLC
6,410,000	3.38%, 02/15/2031(1)	5,128,000
320,000	4.13%, 12/01/2030(1)	270,397
400,000	5.38%, 02/01/2028(1)	380,000
575,000	5.50%, 04/15/2027(1)	556,163
	Discovery Communications LLC
2,000	3.95%, 06/15/2025	1,977
1,674,000	3.95%, 03/20/2028	1,612,421
2,255,000	4.00%, 09/15/2055	1,653,412
281,000	4.13%, 05/15/2029	266,263
1,233,000	5.20%, 09/20/2047	1,097,160
3,591,000	5.30%, 05/15/2049	3,226,050
655,000	6.35%, 06/01/2040	673,958
505,000	DISH DBS Corp. 5.88%, 11/15/2024	464,563
	Paramount Global
1,880,000	4.20%, 05/19/2032	1,717,946
1,405,000	4.38%, 03/15/2043	1,127,741
2,600,000	4.95%, 01/15/2031	2,544,331
	Sirius XM Radio, Inc.
5,175,000	3.13%, 09/01/2026(1)	4,877,800
100,000	4.00%, 07/15/2028(1)	92,900
620,000	4.13%, 07/01/2030(1)	557,876
390,000	TEGNA, Inc. 4.63%, 03/15/2028	380,923
2,482,000	Time Warner Cable LLC 4.50%, 09/15/2042	2,009,145
1,910,000	Time Warner Entertainment Co., L.P. 8.38%, 07/15/2033	2,280,336
	Videotron Ltd.
380,000	5.13%, 04/15/2027(1)	368,600
480,000	5.38%, 06/15/2024(1)	481,800
		49,465,613
	Mining - 0.2%
2,665,000	Anglo American Capital plc 2.63%, 09/10/2030(1)	2,258,017
	FMG Resources August 2006 Pty Ltd.
30,000	4.38%, 04/01/2031(1)	26,100
100,000	5.88%, 04/15/2030(1)	95,391
70,000	6.13%, 04/15/2032(1)	66,535
	Freeport Indonesia PT
200,000	4.76%, 04/14/2027(1)	195,500
5,020,000	5.32%, 04/14/2032(1)	4,693,700
		7,335,243

242

The Hartford Total Return Bond Fund
Schedule of Investments – (continued)
July 31, 2022  (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 29.7% - (continued)
	Miscellaneous Manufacturing - 0.1%
	Parker-Hannifin Corp.
$ 1,455,000	4.25%, 09/15/2027	$ 1,487,119
1,330,000	4.50%, 09/15/2029	1,364,575
		2,851,694
	Office/Business Equipment - 0.3%
	CDW LLC / CDW Finance Corp.
730,000	2.67%, 12/01/2026	664,431
8,926,000	3.25%, 02/15/2029	7,676,182
675,000	3.28%, 12/01/2028	593,336
640,000	3.57%, 12/01/2031	544,082
470,000	Xerox Holdings Corp. 5.50%, 08/15/2028(1)	418,697
		9,896,728
	Oil & Gas - 1.4%
440,000	Aker BP ASA 4.00%, 01/15/2031(1)	410,135
	Apache Corp.
70,000	4.25%, 01/15/2030(7)	67,442
310,000	4.88%, 11/15/2027	291,400
	BP Capital Markets America, Inc.
1,565,000	2.94%, 06/04/2051	1,192,579
555,000	3.00%, 02/24/2050	431,790
345,000	3.06%, 06/17/2041	286,383
1,385,000	3.38%, 02/08/2061	1,116,000
2,390,000	3.63%, 04/06/2030	2,357,260
	ConocoPhillips Co.
325,000	3.80%, 03/15/2052	294,252
570,000	4.03%, 03/15/2062(1)	513,342
	Continental Resources, Inc.
95,000	4.38%, 01/15/2028	91,486
880,000	5.75%, 01/15/2031(1)	867,689
5,755,000	Ecopetrol S.A. 4.63%, 11/02/2031	4,733,487
	Energean Israel Finance Ltd.
1,185,000	4.50%, 03/30/2024(1)(6)	1,128,357
1,030,000	4.88%, 03/30/2026(1)(6)	943,995
1,180,000	5.88%, 03/30/2031(1)(6)	1,003,590
	Equinor ASA
890,000	3.63%, 04/06/2040	822,984
1,230,000	3.70%, 04/06/2050	1,128,354
2,125,000	Exxon Mobil Corp. 4.23%, 03/19/2040	2,113,992
	Hess Corp.
606,000	7.13%, 03/15/2033	693,117
1,925,000	7.30%, 08/15/2031	2,213,853
3,025,000	Leviathan Bond Ltd. 6.50%, 06/30/2027(1)(6)	2,900,721
	Lundin Energy Finance B.V.
970,000	2.00%, 07/15/2026(1)	882,736
3,565,000	3.10%, 07/15/2031(1)	3,080,673
2,270,000	Marathon Petroleum Corp. 4.70%, 05/01/2025	2,311,443
	Occidental Petroleum Corp.
5,000	3.20%, 08/15/2026	4,696
20,000	3.40%, 04/15/2026	19,084
30,000	6.13%, 01/01/2031	32,241
10,000	6.38%, 09/01/2028	10,717
	Ovintiv, Inc.
530,000	6.50%, 08/15/2034	566,507
2,715,000	6.63%, 08/15/2037	2,889,023
	Shell International Finance B.V.
750,000	2.88%, 11/26/2041	613,945
955,000	3.00%, 11/26/2051	771,048
1,035,000	3.25%, 04/06/2050	872,968
505,000	Sunoco L.P. / Finance Corp. 4.50%, 04/30/2030	444,471
1,870,000	Tullow Oil plc 7.00%, 03/01/2025(1)	1,543,685
3,306,000	Viper Energy Partners L.P. 5.38%, 11/01/2027(1)	3,226,316
		42,871,761
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 29.7% - (continued)
	Packaging & Containers - 0.3%
$ 430,000	Ardagh Packaging Finance plc / Ardagh Holdings USA, Inc. 4.13%, 08/15/2026(1)	$ 378,400
8,115,000	Ball Corp. 4.00%, 11/15/2023	8,094,712
630,000	Graphic Packaging International LLC 3.50%, 03/01/2029(1)	567,911
	Owens-Brockway Glass Container, Inc.
110,000	5.38%, 01/15/2025(1)	102,983
464,000	5.88%, 08/15/2023(1)	464,000
		9,608,006
	Pharmaceuticals - 0.3%
	AbbVie, Inc.
440,000	3.20%, 11/21/2029	419,363
180,000	4.25%, 11/21/2049	170,424
1,020,000	4.63%, 10/01/2042	990,656
	Bausch Health Cos., Inc.
660,000	5.75%, 08/15/2027(1)	548,130
270,000	7.00%, 01/15/2028(1)	149,850
2,580,000	Bayer U.S. Finance LLC 4.25%, 12/15/2025(1)	2,574,124
	CVS Health Corp.
1,105,000	4.13%, 04/01/2040	1,018,004
1,215,000	5.13%, 07/20/2045	1,249,299
440,000	Organon & Co. 4.13%, 04/30/2028(1)	417,358
	Teva Pharmaceutical Finance Netherlands III B.V.
550,000	3.15%, 10/01/2026	496,512
2,120,000	4.75%, 05/09/2027	2,032,550
		10,066,270
	Pipelines - 1.5%
	DCP Midstream Operating L.P.
100,000	3.88%, 03/15/2023	100,397
3,675,000	5.13%, 05/15/2029	3,598,395
70,000	5.60%, 04/01/2044	60,371
	Energy Transfer L.P.
985,000	4.00%, 10/01/2027	953,106
145,000	4.95%, 06/15/2028	146,223
880,000	5.15%, 03/15/2045	789,372
1,420,000	5.25%, 04/15/2029	1,440,242
165,000	5.30%, 04/01/2044	150,015
2,710,000	6.13%, 12/15/2045	2,702,750
445,000	6.25%, 04/15/2049	448,405
	Enterprise Products Operating LLC
705,000	2.80%, 01/31/2030	640,325
815,000	4.25%, 02/15/2048	739,442
955,000	4.95%, 10/15/2054	910,810
	EQM Midstream Partners L.P.
135,000	5.50%, 07/15/2028	127,583
145,000	6.50%, 07/01/2027(1)	145,300
	Galaxy Pipeline Assets Bidco Ltd.
3,204,468	2.16%, 03/31/2034(1)	2,792,958
7,410,000	2.63%, 03/31/2036(1)	6,251,544
1,800,000	2.63%, 03/31/2036(6)	1,518,594
2,810,264	2.94%, 09/30/2040(1)	2,360,655
	MPLX L.P.
945,000	1.75%, 03/01/2026	868,867
40,000	4.00%, 02/15/2025	39,736
2,460,000	4.95%, 03/14/2052	2,260,631
1,260,000	NGPL PipeCo LLC 3.25%, 07/15/2031(1)	1,080,651
	ONEOK, Inc.
1,560,000	3.10%, 03/15/2030	1,384,579
1,340,000	3.40%, 09/01/2029	1,219,942
590,000	4.55%, 07/15/2028	582,744
370,000	6.35%, 01/15/2031	397,047
2,650,000	Plains All American Pipeline L.P. / PAA Finance Corp. 3.80%, 09/15/2030	2,407,547

243

The Hartford Total Return Bond Fund
Schedule of Investments – (continued)
July 31, 2022  (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 29.7% - (continued)
	Pipelines - 1.5% - (continued)
	Sabine Pass Liquefaction LLC
$ 3,560,000	4.50%, 05/15/2030	$ 3,526,104
825,000	5.88%, 06/30/2026	860,827
	Targa Resources Corp.
1,720,000	4.20%, 02/01/2033	1,618,462
1,515,000	6.25%, 07/01/2052	1,607,880
	Targa Resources Partners L.P. / Targa Resources Partners Finance Corp.
1,410,000	4.00%, 01/15/2032	1,258,397
320,000	4.88%, 02/01/2031	300,773
856,000	Transcontinental Gas Pipe Line Co. LLC 3.25%, 05/15/2030	791,344
	Venture Global Calcasieu Pass LLC
580,000	3.88%, 08/15/2029(1)	535,178
220,000	4.13%, 08/15/2031(1)	202,816
	Western Midstream Operating L.P.
860,000	4.30%, 02/01/2030	799,800
95,000	4.75%, 08/15/2028	92,838
		47,712,650
	Real Estate Investment Trusts - 0.8%
	American Tower Corp.
1,115,000	1.45%, 09/15/2026	997,169
1,125,000	1.50%, 01/31/2028	976,585
1,140,000	2.40%, 03/15/2025	1,092,639
1,775,000	3.65%, 03/15/2027	1,730,802
2,485,000	EPR Properties 4.95%, 04/15/2028	2,318,884
1,265,000	Equinix, Inc. 2.00%, 05/15/2028	1,109,889
	GLP Capital L.P. / GLP Financing II, Inc.
1,335,000	3.25%, 01/15/2032	1,131,459
720,000	4.00%, 01/15/2031	644,518
2,155,000	5.30%, 01/15/2029	2,127,815
1,605,000	5.75%, 06/01/2028	1,602,007
160,000	Realty Income Corp. 2.20%, 06/15/2028	144,403
	SBA Tower Trust
2,245,000	2.84%, 01/15/2050(1)	2,171,445
2,040,000	3.45%, 03/15/2048(1)	2,023,672
	VICI Properties L.P.
3,941,000	4.95%, 02/15/2030	3,859,683
1,935,000	5.13%, 05/15/2032	1,923,022
		23,853,992
	Retail - 0.8%
995,000	1011778 BC ULC / New Red Finance, Inc. 3.88%, 01/15/2028(1)	935,539
400,000	Asbury Automotive Group, Inc. 4.50%, 03/01/2028	366,023
	FirstCash, Inc.
4,533,000	4.63%, 09/01/2028(1)	4,055,022
3,955,000	5.63%, 01/01/2030(1)	3,713,350
	Gap, Inc.
3,916,000	3.63%, 10/01/2029(1)	2,872,190
5,679,000	3.88%, 10/01/2031(1)	4,088,880
2,175,000	Home Depot, Inc. 3.30%, 04/15/2040	1,938,538
390,000	KFC Holding Co. / Pizza Hut Holdings LLC / Taco Bell of America LLC 4.75%, 06/01/2027(1)	389,160
330,000	Lithia Motors, Inc. 4.63%, 12/15/2027(1)	312,114
365,000	Lowe's Cos., Inc. 3.75%, 04/01/2032	354,848
1,745,000	McDonald's Corp. 3.63%, 09/01/2049	1,532,730
2,475,000	O'Reilly Automotive, Inc. 4.70%, 06/15/2032	2,551,680
295,000	Suburban Propane Partners L.P. / Suburban Energy Finance Corp. 5.88%, 03/01/2027	283,200
420,000	Yum! Brands, Inc. 3.63%, 03/15/2031	380,087
		23,773,361
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 29.7% - (continued)
	Semiconductors - 1.0%
	Broadcom, Inc.
$ 135,000	2.60%, 02/15/2033(1)	$ 109,339
2,000	3.14%, 11/15/2035(1)	1,616
2,720,000	3.42%, 04/15/2033(1)	2,350,014
10,425,000	4.00%, 04/15/2029(1)(7)	10,003,134
385,000	4.30%, 11/15/2032	365,291
	Entegris, Inc.
205,000	3.63%, 05/01/2029(1)	181,890
540,000	4.38%, 04/15/2028(1)	509,177
	Intel Corp.
670,000	3.05%, 08/12/2051	520,547
1,095,000	3.10%, 02/15/2060	815,195
	Marvell Technology, Inc.
2,445,000	2.45%, 04/15/2028	2,180,293
2,350,000	2.95%, 04/15/2031	2,031,805
3,640,000	Microchip Technology, Inc. 2.67%, 09/01/2023	3,588,696
2,500,000	NVIDIA Corp. 3.50%, 04/01/2040	2,306,029
	NXP B.V. / NXP Funding LLC
1,131,000	5.35%, 03/01/2026	1,169,858
1,205,000	5.55%, 12/01/2028	1,251,653
40,000	NXP B.V. / NXP Funding LLC / NXP USA, Inc. 3.15%, 05/01/2027	37,894
	Qorvo, Inc.
2,485,000	3.38%, 04/01/2031(1)	2,042,446
985,000	4.38%, 10/15/2029	920,807
		30,385,684
	Software - 1.4%
9,975,000	Black Knight InfoServ LLC 3.63%, 09/01/2028(1)	9,201,938
5,909,000	Fair Isaac Corp. 4.00%, 06/15/2028(1)	5,512,050
446,000	Microsoft Corp. 3.04%, 03/17/2062	373,541
	MSCI, Inc.
1,750,000	3.63%, 11/01/2031(1)	1,557,891
2,457,000	3.88%, 02/15/2031(1)	2,236,140
1,100,000	4.00%, 11/15/2029(1)	1,036,442
	Open Text Corp.
440,000	3.88%, 02/15/2028(1)	405,390
4,605,000	3.88%, 12/01/2029(1)	4,145,168
310,000	Open Text Holdings, Inc. 4.13%, 12/01/2031(1)	275,859
	Oracle Corp.
2,315,000	2.30%, 03/25/2028	2,076,580
355,000	2.88%, 03/25/2031	306,442
1,100,000	3.60%, 04/01/2040	858,653
1,699,000	3.60%, 04/01/2050	1,248,592
4,945,000	3.85%, 04/01/2060	3,559,737
1,838,000	3.95%, 03/25/2051	1,433,772
1,445,000	4.00%, 07/15/2046	1,127,909
1,775,000	4.00%, 11/15/2047	1,387,712
1,415,000	4.10%, 03/25/2061	1,067,863
105,000	4.13%, 05/15/2045	84,689
1,610,000	S&P Global, Inc. 2.70%, 03/01/2029(1)	1,516,145
4,480,000	SS&C Technologies, Inc. 5.50%, 09/30/2027(1)	4,412,890
		43,825,403
	Telecommunications - 1.1%
	AT&T, Inc.
3,141,000	3.55%, 09/15/2055	2,451,598
4,155,000	3.65%, 06/01/2051	3,419,482
177,000	3.65%, 09/15/2059	138,802
1,529,000	3.80%, 12/01/2057	1,253,172
1,465,000	4.50%, 05/15/2035	1,454,098
425,000	Lumen Technologies, Inc. 4.00%, 02/15/2027(1)	392,062

244

The Hartford Total Return Bond Fund
Schedule of Investments – (continued)
July 31, 2022  (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 29.7% - (continued)
	Telecommunications - 1.1% - (continued)
	Nokia Oyj
$ 4,300,000	4.38%, 06/12/2027	$ 4,239,112
455,000	6.63%, 05/15/2039	468,964
2,850,000	NTT Finance Corp. 1.16%, 04/03/2026(1)	2,606,540
	Rogers Communications, Inc.
565,000	3.80%, 03/15/2032(1)	547,912
1,935,000	4.55%, 03/15/2052(1)	1,830,388
325,000	Sprint Corp. 7.13%, 06/15/2024	339,956
	Telecom Italia Capital S.A.
145,000	6.00%, 09/30/2034	114,235
215,000	7.72%, 06/04/2038	178,450
3,065,000	Telefonica Celular del Paraguay S.A. 5.88%, 04/15/2027(1)	2,920,577
	T-Mobile USA, Inc.
1,725,000	2.05%, 02/15/2028	1,540,040
160,000	2.70%, 03/15/2032	139,805
3,330,000	3.50%, 04/15/2025	3,289,447
3,480,000	3.88%, 04/15/2030	3,349,789
295,000	4.50%, 04/15/2050	275,584
	Verizon Communications, Inc.
785,000	2.65%, 11/20/2040	607,716
500,000	2.85%, 09/03/2041	395,813
877,000	2.99%, 10/30/2056	643,341
1,971,000	4.27%, 01/15/2036	1,949,083
840,000	Vmed UK Financing plc 4.25%, 01/31/2031(1)	735,748
		35,281,714
	Transportation - 0.1%
3,100,000	Union Pacific Corp. 2.38%, 05/20/2031	2,806,773
	Trucking & Leasing - 0.4%
5,510,000	DAE Funding LLC 1.55%, 08/01/2024(1)	5,158,244
	Penske Truck Leasing Co. L.P. / PTL Finance Corp.
2,445,000	2.70%, 11/01/2024(1)	2,357,697
2,650,000	4.00%, 07/15/2025(1)	2,626,328
1,880,000	4.40%, 07/01/2027(1)	1,880,872
		12,023,141
	Water - 0.1%
	American Water Capital Corp.
750,000	4.15%, 06/01/2049	692,016
1,410,000	4.45%, 06/01/2032	1,459,508
		2,151,524
	Total Corporate Bonds (cost $1,010,968,277)	$ 928,491,583
FOREIGN GOVERNMENT OBLIGATIONS - 5.0%
	Angola - 0.1%
	Angolan Government International Bond
2,215,000	8.00%, 11/26/2029(6)	$ 1,772,253
1,250,000	8.25%, 05/09/2028(6)	1,047,025
805,000	8.75%, 04/14/2032(1)	650,005
1,000,000	8.75%, 04/14/2032(6)	807,460
		4,276,743
	Benin - 0.1%
	Benin Government International Bond
EUR 3,830,000	4.95%, 01/22/2035(1)	2,523,098
945,000	4.95%, 01/22/2035(6)	622,540
		3,145,638
	Bermuda - 0.1%
	Bermuda Government International Bond
$ 980,000	2.38%, 08/20/2030(1)	848,162
1,420,000	5.00%, 07/15/2032(1)	1,474,221
		2,322,383
Shares or Principal Amount		Market Value†
FOREIGN GOVERNMENT OBLIGATIONS - 5.0% - (continued)
	Brazil - 0.4%
BRL 68,742,000	Brazil Notas do Tesouro Nacional 10.00%, 01/01/2031	$ 11,383,515
	Chile - 0.2%
	Chile Government International Bond
EUR 6,885,000	1.25%, 01/22/2051	4,172,830
$ 550,000	2.55%, 07/27/2033	467,032
975,000	3.10%, 05/07/2041	769,566
360,000	3.50%, 01/31/2034	330,653
785,000	4.00%, 01/31/2052	680,175
		6,420,256
	Colombia - 0.2%
	Colombia Government International Bond
3,900,000	5.00%, 06/15/2045	2,833,198
2,740,000	5.20%, 05/15/2049	2,017,967
1,710,000	5.63%, 02/26/2044	1,327,579
		6,178,744
	Croatia - 0.2%
EUR 6,630,000	Croatia Government International Bond 1.50%, 06/17/2031(6)	6,082,619
	Dominican Republic - 0.2%
	Dominican Republic International Bond
$ 1,000,000	6.40%, 06/05/2049(6)	819,704
7,375,000	6.40%, 06/05/2049(1)	6,045,317
		6,865,021
	Egypt - 0.1%
	Egypt Government International Bond
700,000	7.30%, 09/30/2033(1)	436,267
2,235,000	7.90%, 02/21/2048(6)	1,252,494
725,000	8.50%, 01/31/2047(6)	420,500
660,000	8.88%, 05/29/2050(1)	389,438
		2,498,699
	Ghana - 0.0%
421,000	Ghana Government International Bond 6.38%, 02/11/2027(1)	216,815
	Hungary - 0.3%
EUR 11,690,000	Hungary Government International Bond 1.63%, 04/28/2032(6)	9,590,468
	Indonesia - 0.2%
	Indonesia Government International Bond
7,745,000	1.10%, 03/12/2033	5,848,444
290,000	2.15%, 07/18/2024(6)	295,764
565,000	2.63%, 06/14/2023(6)	583,732
		6,727,940
	Ivory Coast - 0.1%
2,850,000	Ivory Coast Government International Bond 4.88%, 01/30/2032(6)	2,159,872
	Jordan - 0.1%
$ 2,655,000	Jordan Government International Bond 5.85%, 07/07/2030(6)	2,243,741
	Mexico - 1.0%
MXN 446,667,200	Mexican Bonos 7.75%, 05/29/2031	20,676,339
	Mexico Government International Bond
EUR 1,148,000	1.13%, 01/17/2030	958,198
8,990,000	1.45%, 10/25/2033	6,659,627
$ 1,590,000	3.50%, 02/12/2034	1,378,289
2,075,000	3.77%, 05/24/2061	1,443,540
930,000	4.28%, 08/14/2041	769,825
		31,885,818

245

The Hartford Total Return Bond Fund
Schedule of Investments – (continued)
July 31, 2022  (Unaudited)

Shares or Principal Amount		Market Value†
FOREIGN GOVERNMENT OBLIGATIONS - 5.0% - (continued)
	Morocco - 0.1%
EUR 5,180,000	Morocco Government International Bond 2.00%, 09/30/2030(6)	$ 4,072,841
	North Macedonia - 0.2%
	North Macedonia Government International Bond
3,645,000	2.75%, 01/18/2025(6)	3,442,988
3,615,000	3.68%, 06/03/2026(1)	3,389,896
		6,832,884
	Oman - 0.2%
$ 5,785,000	Oman Government International Bond 6.75%, 01/17/2048(1)	5,120,072
	Panama - 0.3%
	Panama Government International Bond
725,000	3.16%, 01/23/2030	654,531
9,520,000	3.87%, 07/23/2060	6,884,761
440,000	4.30%, 04/29/2053	353,216
735,000	4.50%, 04/16/2050	606,729
1,455,000	4.50%, 01/19/2063	1,148,459
		9,647,696
	Philippines - 0.2%
	Philippine Government International Bond
EUR 7,030,000	1.20%, 04/28/2033	5,559,674
1,465,000	1.75%, 04/28/2041	1,057,844
		6,617,518
	Romania - 0.4%
	Romanian Government International Bond
5,115,000	2.63%, 12/02/2040(1)	3,314,614
5,000,000	2.75%, 04/14/2041(6)	3,241,717
2,180,000	3.38%, 02/08/2038(6)	1,636,031
3,473,000	4.63%, 04/03/2049(6)	2,792,255
		10,984,617
	Russia - 0.0%
RUB 922,120,000	Russian Federal Bond - OFZ 5.90%, 03/12/2031(9)(10)(11)	—
	Saudi Arabia - 0.1%
EUR 5,060,000	Saudi Government International Bond 2.00%, 07/09/2039(6)	4,192,593
	Senegal - 0.1%
	Senegal Government International Bond
1,615,000	4.75%, 03/13/2028(6)	1,351,619
$ 2,000,000	6.25%, 05/23/2033(6)	1,597,600
		2,949,219
	United Arab Emirates - 0.1%
3,500,000	Finance Department Government of Sharjah 3.63%, 03/10/2033(1)	2,889,180
	Total Foreign Government Obligations (cost $223,304,345)	$ 155,304,892
MUNICIPAL BONDS - 1.6%
	Development - 0.2%
6,810,000	New York Transportation Dev Corp. Rev 4.25%, 09/01/2035	$ 6,771,599
	General - 0.7%
	County of Riverside, CA Rev
5,885,000	2.86%, 02/15/2026	5,764,441
5,895,000	3.07%, 02/15/2028	5,719,024
Shares or Principal Amount		Market Value†
MUNICIPAL BONDS - 1.6% - (continued)
	General - 0.7% - (continued)
$ 5,580,000	Florida State Board of Administration Finance Corp., Rev 1.26%, 07/01/2025	$ 5,254,486
5,345,000	Philadelphia, PA, Auth Industrial Dev Rev, (NATL Insured) 6.55%, 10/15/2028	6,004,219
		22,742,170
	General Obligation - 0.1%
	State of Illinois, GO
964,909	4.95%, 06/01/2023	974,264
210,000	5.00%, 01/01/2023	211,015
630,000	6.88%, 07/01/2025	658,682
		1,843,961
	School District - 0.2%
	Chicago, IL, Board of Education, GO
380,000	6.04%, 12/01/2029	386,673
1,145,000	6.14%, 12/01/2039	1,157,434
4,470,000	6.32%, 11/01/2029	4,646,319
		6,190,426
	Transportation - 0.3%
965,000	Chicago, IL, Transit Auth Sales Tax Receipts Rev 3.91%, 12/01/2040	907,648
	Metropolitan Transportation Auth, NY, Rev
2,540,000	5.00%, 11/15/2050	2,666,890
7,005,000	5.18%, 11/15/2049	7,197,495
		10,772,033
	Utility - Electric - 0.1%
1,301,000	Municipal Electric Auth, GA, Rev 6.64%, 04/01/2057	1,545,174
	Total Municipal Bonds (cost $51,087,229)	$ 49,865,363
SENIOR FLOATING RATE INTERESTS - 2.0%(12)
	Aerospace/Defense - 0.0%
698,803	TransDigm, Inc. 4.62%, 05/30/2025, 1 mo. USD LIBOR + 2.250%	$ 678,202
	Airlines - 0.1%
355,000	AAdvantage Loyalty IP Ltd. 7.46%, 04/20/2028, 1 mo. USD LIBOR + 4.750%	349,231
180,000	Mileage Plus Holdings LLC 7.31%, 06/21/2027, 1 mo. USD LIBOR + 5.250%	181,312
395,000	SkyMiles IP Ltd. 6.46%, 10/20/2027, 3 mo. USD LIBOR + 3.750%	398,654
360,437	United Airlines, Inc. 6.53%, 04/21/2028, 1 mo. USD LIBOR + 3.750%	346,291
		1,275,488
	Auto Parts & Equipment - 0.1%
	Clarios Global L.P.
EUR 713,888	3.25%, 04/30/2026, 1 mo. EURIBOR + 3.250%	676,278
$ 437,928	5.62%, 04/30/2026, 1 mo. USD LIBOR + 3.250%	420,648
	First Brands Group LLC
99,380	8.37%, 03/30/2027, 1 mo. USD LIBOR + 5.000%	94,361
245,000	11.87%, 03/30/2028, 1 mo. USD LIBOR + 8.500%	231,831
		1,423,118
	Chemicals - 0.1%
103,688	CPC Acquisition Corp. 6.00%, 12/29/2027, 1 mo. USD LIBOR + 3.750%	89,794

246

The Hartford Total Return Bond Fund
Schedule of Investments – (continued)
July 31, 2022  (Unaudited)

Shares or Principal Amount		Market Value†
SENIOR FLOATING RATE INTERESTS - 2.0%(12) - (continued)
	Chemicals - 0.1% - (continued)
$ 870,625	Diamond (BC) B.V. 5.55%, 09/29/2028, 1 mo. USD LIBOR + 2.750%	$ 829,270
279,848	Tronox Finance LLC 4.52%, 03/10/2028, 1 mo. USD LIBOR + 2.250%	268,349
		1,187,413
	Commercial Services - 0.2%
493,750	AlixPartners LLP 5.12%, 02/04/2028, 1 mo. USD LIBOR + 2.750%	482,176
155,000	Amentum Government Services Holdings LLC 5.16%, 02/15/2029, 1 mo. USD SOFR + 4.000%	150,010
466,475	APX Group, Inc. 5.66%, 07/10/2028, 1 mo. USD LIBOR + 3.500%	438,137
612,297	AVSC Holding Corp. 5.11%, 03/03/2025, 3 mo. USD LIBOR + 3.250%	521,983
153,063	Belron Finance U.S. LLC 3.88%, 04/13/2028, 1 mo. USD LIBOR + 2.500%	149,524
EUR 315,000	Boels Topholding B.V. 3.25%, 02/06/2027, 3 mo. EURIBOR + 3.250%	307,906
100,000	Boluda Corporacion Maritima S.L. 3.50%, 07/30/2026, 3 mo. EURIBOR + 3.500%	95,178
$ 221,582	Ensemble RCM LLC 6.56%, 08/03/2026, 3 mo. USD LIBOR + 3.750%	216,136
296,004	MPH Acquisition Holdings LLC 5.82%, 09/01/2028, 3 mo. USD LIBOR + 4.250%	273,721
523,688	Parexel International Corp. 5.62%, 11/15/2028, 1 mo. USD LIBOR + 3.500%	509,124
233,825	PECF USS Intermediate Holding III Corp. 6.62%, 12/15/2028, 1 mo. USD LIBOR + 4.250%	213,365
EUR 105,975	Techem Verwaltungsgesellschaft 675 mbH 2.89%, 07/15/2025, 3 mo. EURIBOR + 2.625%	101,556
	Verisure Holding AB
735,000	3.47%, 03/27/2028, 3 mo. EURIBOR + 3.250%	694,355
430,000	3.75%, 07/20/2026, 3 mo. EURIBOR + 3.250%	414,651
$ 903,562	WEX, Inc. 4.62%, 03/31/2028, 1 mo. USD LIBOR + 2.250%	883,937
269,325	WW International, Inc. 5.88%, 04/13/2028, 1 mo. USD LIBOR + 3.500%	199,807
		5,651,566
	Construction Materials - 0.1%
390,302	ACProducts, Inc. 6.97%, 05/17/2028, 1 mo. USD LIBOR + 4.250%	276,872
778,542	Cornerstone Building Brands, Inc. 5.25%, 04/12/2028, 1 mo. USD LIBOR + 3.250%	662,539
246,924	CP Atlas Buyer, Inc. 6.12%, 11/23/2027, 1 mo. USD LIBOR + 3.750%	216,002
296,272	Ingersoll-Rand Services Co. 4.18%, 03/01/2027, 1 mo. USD LIBOR + 1.750%	290,078
762,924	Quikrete Holdings, Inc. 5.00%, 02/01/2027, 1 mo. USD LIBOR + 2.625%	719,689
		2,165,180
	Distribution/Wholesale - 0.0%
956,519	American Builders & Contractors Supply Co., Inc. 4.37%, 01/15/2027, 1 mo. USD LIBOR + 2.000%	933,008
Shares or Principal Amount		Market Value†
SENIOR FLOATING RATE INTERESTS - 2.0%(12) - (continued)
	Diversified Financial Services - 0.1%
$ 129,350	Anticimex International AB 5.10%, 11/16/2028, 1 mo. USD LIBOR + 3.500%	$ 124,283
257,946	Aretec Group, Inc. 6.62%, 10/01/2025, 3 mo. USD LIBOR + 4.250%	247,499
499,648	Blackhawk Network Holdings, Inc. 5.05%, 06/15/2025, 3 mo. USD LIBOR + 3.000%	479,038
564,818	Deerfield Dakota Holding LLC 6.08%, 04/09/2027, 1 mo. USD LIBOR + 3.750%	546,461
405,903	Fleetcor Technologies Operating Co. LLC 4.12%, 04/28/2028, 1 mo. USD LIBOR + 1.750%	395,191
135,450	Minotaur Acquisition, Inc. 7.18%, 03/27/2026, 3 mo. USD LIBOR + 4.750%	127,747
385,000	Setanta Aircraft Leasing Designated Activity Co. 4.25%, 11/05/2028, 3 mo. USD LIBOR + 2.000%	377,493
		2,297,712
	Electronics - 0.0%
370,000	II-VI, Inc. 4.46%, 07/02/2029, 1 mo. USD LIBOR + 2.750%	359,207
EUR 100,000	Zephyr German BidCo GmbH 3.40%, 03/10/2028, 3 mo. EURIBOR + 3.400%	93,371
		452,578
	Engineering & Construction - 0.0%
$ 311,850	Artera Services LLC 5.75%, 03/06/2025, 1 mo. USD LIBOR + 3.500%	247,091
636,399	Brown Group Holding LLC 4.87%, 06/07/2028, 1 mo. USD LIBOR + 2.500%	611,395
		858,486
	Entertainment - 0.1%
	Crown Finance U.S., Inc.
EUR 30,892	2.63%, 02/28/2025, 3 mo. EURIBOR + 2.625%	19,674
$ 180,181	4.00%, 02/28/2025, 1 mo. USD LIBOR + 2.500%	114,847
9,451	10.08%, 02/28/2025, 1 mo. USD LIBOR + 8.250%	9,853
663,717	Delta (LUX) S.a.r.l. 4.87%, 02/01/2024, 3 mo. USD LIBOR + 2.500%	655,659
578,125	Golden Entertainment, Inc. 5.30%, 10/21/2024, 3 mo. USD LIBOR + 3.000%	568,008
532,261	UFC Holdings LLC 5.52%, 04/29/2026, 1 mo. USD LIBOR + 2.750%	514,074
485,227	William Morris Endeavor Entertainment LLC 5.13%, 05/18/2025, 3 mo. USD LIBOR + 2.750%	464,202
		2,346,317
	Food - 0.0%
EUR 200,000	Froneri International Ltd. 3.01%, 01/29/2027, 3 mo. EURIBOR + 2.375%	188,160
$ 527,685	Hostess Brands LLC 4.94%, 08/03/2025, 1 mo. USD LIBOR + 2.250%	514,904
379,275	U.S. Foods, Inc. 3.57%, 09/13/2026, 3 mo. USD LIBOR + 2.000%	368,500
		1,071,564

247

The Hartford Total Return Bond Fund
Schedule of Investments – (continued)
July 31, 2022  (Unaudited)

Shares or Principal Amount		Market Value†
SENIOR FLOATING RATE INTERESTS - 2.0%(12) - (continued)
	Food Service - 0.0%
	Aramark Services, Inc.
$ 207,256	4.12%, 03/11/2025, 1 mo. USD LIBOR + 1.750%	$ 200,995
279,750	4.12%, 01/15/2027, 1 mo. USD LIBOR + 1.750%	268,442
		469,437
	Gas - 0.0%
756,600	UGI Energy Services LLC 6.12%, 08/13/2026, 1 mo. USD LIBOR + 3.750%	742,732
	Healthcare - Products - 0.1%
	Avantor Funding, Inc.
EUR 247,500	2.75%, 06/12/2028, 1 mo. EURIBOR + 2.750%	244,182
$ 524,977	4.62%, 11/08/2027, 1 mo. USD LIBOR + 2.250%	514,183
207,900	Insulet Corp. 5.62%, 05/04/2028, 1 mo. USD LIBOR + 3.250%	203,050
673,313	Medline Borrower LP 5.62%, 10/23/2028, 1 mo. USD LIBOR + 3.250%	641,963
708,778	Sunshine Luxembourg S.a.r.l. 6.00%, 10/01/2026, 1 mo. USD LIBOR + 3.750%	675,558
		2,278,936
	Healthcare - Services - 0.1%
404,875	ADMI Corp. 5.75%, 12/23/2027, 1 mo. USD LIBOR + 3.375%	373,351
EUR 780,000	Biogroup-LCD 2.75%, 02/09/2028, 3 mo. EURIBOR + 3.000%	730,936
	EyeCare Partners LLC
$ 269,228	6.00%, 02/18/2027, 1 mo. USD LIBOR + 3.750%	250,113
269,325	6.00%, 11/15/2028, 1 mo. USD LIBOR + 3.750%	250,472
130,240	ICON Luxembourg S.a.r.l. 4.56%, 07/03/2028, 1 mo. USD LIBOR + 2.250%	127,728
EUR 304,504	IQVIA, Inc. 2.00%, 06/11/2025, 1 mo. EURIBOR + 2.000%	300,627
185,000	LGC Group Holdings Ltd. 3.00%, 04/21/2027, 3 mo. EURIBOR + 3.000%	172,713
$ 278,828	MED ParentCo L.P. 6.62%, 08/31/2026, 1 mo. USD LIBOR + 4.250%	245,818
513,500	Surgery Center Holdings, Inc. 5.63%, 08/31/2026, 1 mo. USD LIBOR + 3.750%	492,318
		2,944,076
	Home Furnishings - 0.0%
222,453	Weber-Stephen Products LLC 5.62%, 10/30/2027, 1 mo. USD LIBOR + 3.250%	179,075
	Insurance - 0.1%
607,416	Acrisure LLC 5.87%, 02/15/2027, 1 mo. USD LIBOR + 3.500%	576,505
	Asurion LLC
270,028	5.50%, 11/03/2023, 1 mo. USD LIBOR + 3.125%	265,062
730,629	5.62%, 12/23/2026, 1 mo. USD LIBOR + 3.250%	685,271
265,000	7.62%, 01/31/2028, 1 mo. USD LIBOR + 5.250%	226,575
370,000	7.62%, 01/20/2029, 1 mo. USD LIBOR + 5.250%	315,980
Shares or Principal Amount		Market Value†
SENIOR FLOATING RATE INTERESTS - 2.0%(12) - (continued)
	Insurance - 0.1% - (continued)
	Hub International Ltd.
$ 466,324	5.77%, 04/25/2025, 1 mo. USD LIBOR + 3.000%	$ 453,948
280,511	5.98%, 04/25/2025, 1 mo. USD LIBOR + 3.250%	274,026
	Sedgwick Claims Management Services, Inc.
342,575	5.62%, 12/31/2025, 3 mo. USD LIBOR + 3.250%	331,280
548,050	6.12%, 09/03/2026, 1 mo. USD LIBOR + 3.750%	531,609
48,250	6.62%, 09/03/2026, 1 mo. USD LIBOR + 4.250%	46,947
409,092	USI, Inc. 5.25%, 05/16/2024, 3 mo. USD LIBOR + 3.000%	401,548
		4,108,751
	Internet - 0.0%
EUR 220,000	Adevinta ASA 3.25%, 06/26/2028, 3 mo. EURIBOR + 3.000%	215,598
$ 573,300	Go Daddy Operating Co. LLC 4.37%, 08/10/2027, 1 mo. USD LIBOR + 2.000%	560,045
99,240	MH Sub LLC 6.12%, 09/13/2024, 1 mo. USD LIBOR + 3.750%	96,222
153,600	Rodan & Fields LLC 6.00%, 06/16/2025, 3 mo. USD LIBOR + 4.000%	84,992
		956,857
	IT Services - 0.0%
373,301	Peraton Corp. 6.12%, 02/01/2028, 1 mo. USD LIBOR + 3.750%	362,337
744,828	Tempo Acquisition LLC 5.33%, 08/31/2028, 1 mo. USD SOFR + 3.000%	727,883
		1,090,220
	Leisure Time - 0.0%
353,225	Carnival Corp. 6.13%, 10/18/2028, 1 mo. USD LIBOR + 3.250%	327,175
306,900	Hayward Industries, Inc. 4.87%, 05/30/2028, 1 mo. USD LIBOR + 2.500%	292,322
277,200	MajorDrive Holdings LLC 5.63%, 06/01/2028, 1 mo. USD LIBOR + 4.000%	253,638
116,297	SRAM LLC 5.17%, 05/18/2028, 1 mo. USD LIBOR + 2.750%	111,548
		984,683
	Lodging - 0.0%
	Caesars Resort Collection LLC
527,513	5.12%, 12/23/2024, 3 mo. USD LIBOR + 2.750%	514,985
354,200	5.87%, 07/21/2025, 1 mo. USD LIBOR + 3.500%	346,503
		861,488
	Machinery - Construction & Mining - 0.0%
507,299	Brookfield WEC Holdings, Inc. 5.12%, 08/01/2025, 1 mo. USD LIBOR + 2.750%	488,620
	Machinery-Diversified - 0.0%
565,013	Vertical U.S. Newco, Inc. 6.87%, 07/30/2027, 1 mo. USD LIBOR + 3.500%	544,813

248

The Hartford Total Return Bond Fund
Schedule of Investments – (continued)
July 31, 2022  (Unaudited)

Shares or Principal Amount		Market Value†
SENIOR FLOATING RATE INTERESTS - 2.0%(12) - (continued)
	Media - 0.1%
	Banijay Entertainment S.A.S
EUR 300,000	3.75%, 03/01/2025, 3 mo. EURIBOR + 3.750%	$ 297,416
$ 304,575	5.54%, 03/01/2025, 1 mo. USD LIBOR + 3.750%	295,630
564,300	Cable One, Inc. 4.37%, 05/03/2028, 1 mo. USD LIBOR + 2.000%	541,587
888,015	Charter Communications Operating LLC 4.13%, 02/01/2027, 1 mo. USD LIBOR + 1.750%	857,858
562,270	CSC Holdings LLC 4.50%, 04/15/2027, 1 mo. USD LIBOR + 2.500%	535,799
	Virgin Media Bristol LLC
EUR 400,000	3.25%, 01/31/2029, 3 mo. EURIBOR + 3.250%	385,255
$ 290,000	5.25%, 01/31/2029, 1 mo. USD LIBOR + 3.250%	285,598
		3,199,143
	Miscellaneous Manufacturing - 0.1%
EUR 595,285	CeramTec AcquiCo GmbH 3.75%, 02/02/2029, 3 mo. EURIBOR + 3.750%	563,924
$ 120,312	LTI Holdings, Inc. 5.87%, 09/06/2025, 3 mo. USD LIBOR + 3.500%	111,633
488,665	Momentive Performance Materials, Inc. 5.63%, 05/15/2024, 3 mo. USD LIBOR + 3.250%	480,876
		1,156,433
	Oil & Gas Services - 0.0%
320,362	PES Holdings LLC 0.00%, 12/31/2022, 3 mo. USD LIBOR + 6.990%(9)(13)	8,410
	Packaging & Containers - 0.1%
555,800	Berlin Packaging LLC 5.50%, 03/11/2028, 1 mo. USD LIBOR + 3.750%	528,471
505,000	Clydesdale Acquisition Holdings, Inc. 6.60%, 04/13/2029, 1 mo. USD LIBOR + 4.250%	484,169
381,265	TricorBraun Holdings, Inc. 5.62%, 03/03/2028, 1 mo. USD LIBOR + 3.250%	360,635
		1,373,275
	Pharmaceuticals - 0.1%
405,000	Bausch Health Cos., Inc. 7.17%, 02/01/2027, 1 mo. USD SOFR + 5.250%	339,694
585,363	Change Healthcare Holdings LLC 4.87%, 03/01/2024, 1 mo. USD LIBOR + 2.500%	577,133
763,040	Elanco Animal Health, Inc. 3.46%, 08/01/2027, 1 mo. USD LIBOR + 1.750%	736,929
507,892	Gainwell Acquisition Corp. 6.25%, 10/01/2027, 1 mo. USD LIBOR + 4.000%	491,807
335,750	Horizon Therapeutics USA, Inc. 4.06%, 03/15/2028, 1 mo. USD LIBOR + 1.750%	328,615
32,450	ICON Luxembourg S.a.r.l. 4.56%, 07/03/2028, 1 mo. USD LIBOR + 2.250%	31,823
480,150	Jazz Financing Lux S.a.r.l. 5.87%, 05/05/2028, 1 mo. USD LIBOR + 3.500%	468,348
Shares or Principal Amount		Market Value†
SENIOR FLOATING RATE INTERESTS - 2.0%(12) - (continued)
	Pharmaceuticals - 0.1% - (continued)
$ 479,379	Organon & Co. 4.63%, 06/02/2028, 1 mo. USD LIBOR + 3.000%	$ 470,391
293,395	Pathway Vet Alliance LLC 6.00%, 03/31/2027, 1 mo. USD LIBOR + 3.750%	276,158
		3,720,898
	Pipelines - 0.0%
71,958	BCP Renaissance Parent LLC 5.75%, 10/31/2024, 3 mo. USD LIBOR + 3.500%	70,279
394,269	Medallion Midland Acquisition LLC 6.12%, 10/18/2028, 1 mo. USD LIBOR + 3.750%	382,114
338,707	NorthRiver Midstream Finance L.P. 5.53%, 10/01/2025, 3 mo. USD LIBOR + 3.250%	334,233
		786,626
	Retail - 0.1%
6,445	B.C. Unlimited Liability Co. 4.12%, 11/19/2026, 1 mo. USD LIBOR + 1.750%	6,242
496,636	Beacon Roofing Supply, Inc. 4.62%, 05/19/2028, 1 mo. USD LIBOR + 2.250%	477,670
297,518	EG Group Ltd. 6.50%, 03/31/2026, 1 mo. USD LIBOR + 4.250%	281,601
842,223	Great Outdoors Group LLC 6.12%, 03/06/2028, 1 mo. USD LIBOR + 3.750%	768,528
295,500	IRB Holding Corp. 4.84%, 12/15/2027, 1 mo. USD SOFR + 3.000%	282,941
678,700	LBM Acquisition LLC 7.12%, 12/17/2027, 1 mo. USD LIBOR + 3.750%	582,351
475,200	Michaels Cos., Inc. 6.50%, 04/15/2028, 1 mo. USD LIBOR + 4.250%	397,030
262,350	PetSmart, Inc. 6.12%, 02/11/2028, 1 mo. USD LIBOR + 3.750%	252,402
503,404	SRS Distribution, Inc. 6.31%, 06/02/2028, 1 mo. USD LIBOR + 3.500%	478,863
348,683	Staples, Inc. 6.29%, 04/16/2026, 3 mo. USD LIBOR + 5.000%	300,994
289,856	White Cap Buyer LLC 6.08%, 10/19/2027, 1 mo. USD SOFR + 3.750%	276,389
		4,105,011
	Semiconductors - 0.0%
450,000	MKS Instruments, Inc. 0.00%, 04/08/2029(13)	439,875
	Software - 0.3%
	Athenahealth, Inc.
42,029	3.50%, 02/15/2029, 1 mo. USD SOFR + 3.500%(14)	39,980
247,971	5.65%, 02/15/2029, 1 mo. USD SOFR + 3.500%	235,883
EUR 310,000	Concorde Midco Ltd. 4.00%, 03/01/2028, 3 mo. EURIBOR + 4.000%	291,752
$ 642,700	DCert Buyer, Inc. 6.37%, 10/16/2026, 3 mo. USD LIBOR + 4.000%	620,437
1,866,697	Dun & Bradstreet Corp. 5.55%, 02/06/2026, 1 mo. USD LIBOR + 3.250%	1,813,813
251,196	Epicor Software Corp. 5.62%, 07/30/2027, 1 mo. USD LIBOR + 3.250%	238,950

249

The Hartford Total Return Bond Fund
Schedule of Investments – (continued)
July 31, 2022  (Unaudited)

Shares or Principal Amount		Market Value†
SENIOR FLOATING RATE INTERESTS - 2.0%(12) - (continued)
	Software - 0.3% - (continued)
$ 438,220	Finastra USA, Inc. 6.87%, 06/13/2024, 3 mo. USD LIBOR + 3.500%	$ 408,395
474,337	Hyland Software, Inc. 5.87%, 07/01/2024, 1 mo. USD LIBOR + 3.500%	464,703
895,000	McAfee LLC 5.70%, 03/01/2029, 3 mo. USD LIBOR + 4.000%	852,863
543,638	Mitchell International, Inc. 5.91%, 10/15/2028, 1 mo. USD LIBOR + 3.750%	514,145
456,550	Polaris Newco LLC 6.37%, 06/02/2028, 1 mo. USD LIBOR + 4.000%	432,896
524,333	SS&C Technologies, Inc. 4.12%, 04/16/2025, 1 mo. USD LIBOR + 1.750%	511,660
321,902	Ultimate Software Group, Inc. 6.12%, 05/04/2026, 3 mo. USD LIBOR + 3.750%	312,648
1,074,635	Zelis Healthcare Corp. 5.21%, 09/30/2026, 1 mo. USD LIBOR + 3.500%	1,044,964
		7,783,089
	Telecommunications - 0.1%
232,062	Frontier Communications Corp. 6.06%, 05/01/2028, 1 mo. USD LIBOR + 3.750%	220,865
EUR 460,000	Lorca Finco plc 4.00%, 09/17/2027, 3 mo. EURIBOR + 3.750%	445,851
425,000	Lorca Holdco Ltd. 4.50%, 09/17/2027, 3 mo. EURIBOR + 4.250%	414,824
$ 765,053	Zayo Group Holdings, Inc. 5.37%, 03/09/2027, 1 mo. USD LIBOR + 3.000%	705,241
		1,786,781
	Textiles - 0.0%
483,788	Crocs, Inc. 4.45%, 02/20/2029, 1 mo. USD SOFR + 3.500%	454,330
	Transportation - 0.0%
518,101	First Student Bidco, Inc. 5.23%, 07/21/2028, 1 mo. USD LIBOR + 3.000%	479,958
507,248	Savage Enterprises LLC 5.51%, 09/15/2028, 1 mo. USD LIBOR + 3.250%	500,908
		980,866
	Total Senior Floating Rate Interests (cost $66,161,905)	$ 61,785,057
U.S. GOVERNMENT AGENCIES - 43.3%
	Mortgage-Backed Agencies - 43.3%
	FHLMC - 4.9%
42,478	0.00%, 11/15/2036(15)(16)	$ 36,721
7,026,069	0.28%, 01/25/2027(3)(5)	76,438
10,102,268	0.48%, 01/25/2034(3)(5)	417,421
21,186,257	0.60%, 03/25/2027(3)(5)	508,201
5,753,967	0.64%, 10/25/2026(3)(5)	123,811
24,105,740	0.72%, 12/25/2030(3)(5)	1,166,918
12,179,915	0.75%, 06/25/2027(3)(5)	369,808
5,751,376	0.88%, 11/25/2030(3)(5)	331,758
10,404,455	1.02%, 10/25/2030(3)(5)	681,733
11,713,027	1.12%, 01/25/2030(3)(5)	786,614
17,037,666	1.12%, 06/25/2030(3)(5)	1,204,819
12,391,203	1.43%, 05/25/2030(3)(5)	1,117,848
7,746,783	1.57%, 05/25/2030(3)(5)	757,986
691,623	1.75%, 10/15/2042	638,294
Shares or Principal Amount		Market Value†
U.S. GOVERNMENT AGENCIES - 43.3% - (continued)
	Mortgage-Backed Agencies - 43.3% - (continued)
	FHLMC - 4.9% - (continued)
$ 559,719	2.00%, 12/01/2040	$ 519,195
3,290,461	2.00%, 05/01/2041	3,048,068
3,711,388	2.00%, 12/01/2041	3,437,942
2,841,845	2.00%, 02/01/2051	2,573,338
14,088,294	2.00%, 03/01/2051	12,729,588
7,498,877	2.00%, 04/01/2051	6,770,088
2,970,430	2.00%, 05/01/2051	2,695,863
1,217,878	2.00%, 08/01/2051	1,099,389
1,242,048	2.00%, 11/01/2051	1,121,155
507,181	2.00%, 12/01/2051	457,597
21,254,645	2.00%, 03/01/2052	19,153,671
5,194,670	2.00%, 04/01/2052	4,702,208
264,577	2.50%, 12/15/2026(5)	5,189
428,688	2.50%, 03/15/2028(5)	20,281
335,761	2.50%, 05/15/2028(5)	16,493
1,658,905	2.50%, 05/01/2050	1,561,824
1,990,305	2.50%, 06/01/2050	1,863,250
6,738,535	2.50%, 07/01/2050	6,303,887
1,335,306	2.50%, 05/01/2051	1,253,696
905,122	2.50%, 07/01/2051	846,721
1,154,129	2.50%, 08/01/2051	1,080,313
2,048,804	2.50%, 10/01/2051	1,915,755
1,500,915	2.50%, 04/01/2052	1,403,390
1,142,861	2.75%, 12/15/2041	1,103,117
561,697	3.00%, 03/15/2028(5)	31,858
446,832	3.00%, 08/01/2029	448,386
345,539	3.00%, 05/15/2032(5)	12,534
4,081,562	3.00%, 10/01/2032	4,092,602
337,798	3.00%, 03/15/2033(5)	32,015
1,664,349	3.00%, 04/01/2033	1,670,168
1,745,425	3.00%, 11/01/2036	1,743,692
1,713,033	3.00%, 01/01/2037	1,711,328
302,000	3.00%, 04/15/2042	288,969
1,434,392	3.00%, 07/15/2045	1,373,844
3,896,805	3.00%, 11/01/2046	3,817,722
8,147,716	3.00%, 12/01/2046	7,990,717
1,466,705	3.00%, 07/01/2050	1,421,728
3,936,728	3.00%, 10/01/2051	3,824,887
1,510,303	3.00%, 01/01/2052	1,470,105
995,000	3.12%, 10/25/2031(3)	980,607
403,225	3.25%, 11/15/2041	400,760
142,052	3.50%, 09/15/2026(5)	6,526
180,619	3.50%, 03/15/2027(5)	7,915
5,249,739	3.50%, 01/15/2033(5)	596,384
828,650	3.50%, 08/01/2034	852,993
966,445	3.50%, 03/15/2041(5)	44,160
1,950,351	3.50%, 01/15/2043(5)	310,337
1,843,272	3.50%, 05/15/2043	1,836,868
4,122,163	3.50%, 08/15/2045	4,080,758
648,853	3.50%, 10/15/2045	650,337
307,053	3.50%, 06/01/2046	309,266
2,008,990	3.50%, 12/15/2046	2,008,485
1,411,181	3.50%, 10/01/2047	1,418,747
703,690	3.50%, 12/01/2047	707,329
1,930,022	3.50%, 01/01/2048	1,939,578
1,363,777	3.50%, 03/01/2048	1,380,047
111,333	3.50%, 04/01/2048	112,216
592,917	3.50%, 05/01/2048	594,996
1,066,269	3.50%, 12/01/2048	1,070,421
534,681	4.00%, 08/01/2025	544,720
132,134	4.00%, 08/15/2026(5)	4,884
519,407	4.00%, 07/15/2027(5)	19,728
753,362	4.00%, 03/15/2028(5)	33,094
193,832	4.00%, 06/15/2028(5)	9,694
584,664	4.00%, 07/15/2030(5)	51,918
1,852,546	4.00%, 05/25/2040(5)	249,346

250

The Hartford Total Return Bond Fund
Schedule of Investments – (continued)
July 31, 2022  (Unaudited)

Shares or Principal Amount		Market Value†
U.S. GOVERNMENT AGENCIES - 43.3% - (continued)
	Mortgage-Backed Agencies - 43.3% - (continued)
	FHLMC - 4.9% - (continued)
$ 2,140,560	4.00%, 09/15/2041	$ 2,218,958
802,765	4.00%, 05/01/2042	827,778
259,595	4.00%, 08/01/2042	267,715
367,432	4.00%, 09/01/2042	378,647
102,152	4.00%, 07/01/2044	104,915
339,961	4.00%, 02/01/2046	349,513
861,152	4.00%, 11/01/2047	882,636
150,953	4.00%, 09/01/2048	154,080
2,868,631	4.00%, 04/01/2049	2,920,519
1,634,766	4.11%, 09/25/2049, 1 mo. USD LIBOR + 1.850%(1)(2)	1,624,632
200,791	4.50%, 02/01/2039	210,007
1,465,586	4.50%, 05/01/2042	1,527,597
379,553	4.50%, 07/01/2042	395,628
232,027	4.50%, 09/01/2044	241,982
727,668	4.56%, 09/25/2030, 1 mo. USD LIBOR + 2.300%(2)	729,910
855,969	4.75%, 07/15/2039	898,398
496,603	5.00%, 09/15/2033(5)	82,212
85,240	5.00%, 04/01/2038	90,606
223,728	5.00%, 08/01/2039	237,888
133,086	5.00%, 09/01/2039	138,176
207,466	5.00%, 01/01/2040	220,552
70,995	5.00%, 08/01/2040	75,479
3,233	5.00%, 02/01/2041	3,437
100,765	5.00%, 07/01/2041	107,057
155,566	5.00%, 04/01/2044	165,288
4,114,125	5.00%, 03/15/2045(5)	913,696
79,331	5.00%, 03/01/2047	82,060
20,116	5.00%, 11/01/2047	20,780
697,081	5.00%, 02/15/2048(5)	145,906
21,094	5.50%, 08/15/2033	22,621
366,925	5.50%, 04/15/2036(5)	73,501
3,879	5.50%, 11/01/2037	4,171
17,837	5.50%, 04/01/2038	19,179
17,749	5.50%, 06/01/2038	19,085
941,104	5.50%, 08/01/2038	1,008,149
50,340	5.50%, 05/01/2040	54,127
203,264	5.50%, 08/01/2040	218,559
226,855	5.50%, 06/01/2041	243,923
1,504,752	5.50%, 10/15/2046(5)	309,172
796,901	5.50%, 12/15/2046(5)	140,640
1,173	6.00%, 01/01/2023	1,174
9,552	6.00%, 11/01/2032	9,989
58,445	6.00%, 11/01/2033	63,650
42,656	6.00%, 02/01/2034	46,456
65,586	6.00%, 07/01/2034	71,430
18,831	6.00%, 08/01/2034	20,509
29,482	6.00%, 09/01/2034	31,757
20,016	6.00%, 01/01/2035	20,978
17,044	6.00%, 03/01/2035	18,562
19,146	6.00%, 05/01/2038	20,026
99,960	6.00%, 06/01/2038	106,112
292,097	6.00%, 05/15/2039	319,884
263,261	6.50%, 07/15/2036	283,001
		153,195,764
	FNMA - 9.8%
46,600	0.00%, 03/25/2036(15)(16)	40,513
441,897	0.00%, 06/25/2036(15)(16)	391,894
600,139	0.00%, 06/25/2041(15)(16)	499,621
100,000	0.00%, 09/25/2041(15)(16)	76,151
8,394,253	0.32%, 01/25/2030(3)(5)	145,044
956,418	1.04%, 06/25/2055(3)(5)	38,963
1,194,496	1.09%, 04/25/2055(2)(5)	42,923
900,271	1.19%, 08/25/2044(3)(5)	45,993
Shares or Principal Amount		Market Value†
U.S. GOVERNMENT AGENCIES - 43.3% - (continued)
	Mortgage-Backed Agencies - 43.3% - (continued)
	FNMA - 9.8% - (continued)
$ 977,553	1.20%, 05/25/2046(3)(5)	$ 38,946
13,176,051	1.39%, 05/25/2029(3)(5)	923,990
1,239,777	1.75%, 12/25/2042	1,161,822
786,219	2.00%, 09/25/2039	744,245
2,340,369	2.00%, 09/01/2040	2,171,330
7,272,635	2.00%, 12/01/2040	6,746,846
2,089,869	2.00%, 04/01/2041	1,936,055
703,991	2.00%, 05/01/2041	652,135
4,526,114	2.00%, 10/01/2041	4,192,661
1,768,667	2.00%, 02/01/2042	1,641,502
3,345,930	2.00%, 09/01/2050	3,022,970
3,459,743	2.00%, 12/01/2050	3,125,453
1,562,443	2.00%, 01/01/2051	1,414,884
17,385,275	2.00%, 02/01/2051	15,700,450
27,913,824	2.00%, 03/01/2051	25,205,647
17,353,769	2.00%, 04/01/2051	15,670,743
3,824,880	2.00%, 05/01/2051	3,459,408
939,838	2.00%, 07/01/2051	848,165
96,153	2.00%, 12/01/2051	86,822
288,802	2.00%, 02/01/2052	260,539
11,895,533	2.00%, 03/01/2052	10,722,993
1,350,388	2.25%, 04/01/2033	1,222,063
228,802	2.50%, 06/25/2028(5)	10,984
184,266	2.50%, 01/01/2043	173,627
1,113,195	2.50%, 02/01/2043	1,050,639
1,049,951	2.50%, 03/01/2043	989,419
420,000	2.50%, 03/25/2043	373,835
488,676	2.50%, 04/01/2043	461,214
237,986	2.50%, 06/01/2043	224,561
343,579	2.50%, 08/01/2043	324,323
2,025,618	2.50%, 06/01/2050	1,898,198
4,631,483	2.50%, 10/01/2050	4,376,365
2,857,450	2.50%, 11/01/2050	2,674,466
1,369,083	2.50%, 12/01/2050	1,281,295
1,146,362	2.50%, 02/01/2051	1,072,675
1,154,206	2.50%, 03/01/2051	1,080,130
25,996,623	2.50%, 05/01/2051	24,371,318
4,540,759	2.50%, 06/01/2051	4,256,901
6,773,876	2.50%, 08/01/2051	6,355,428
1,772,396	2.50%, 09/01/2051	1,659,893
1,677,883	2.50%, 10/01/2051	1,569,355
19,652,343	2.50%, 11/01/2051	18,492,979
2,977,878	2.50%, 01/01/2052	2,791,696
13,441,734	2.50%, 02/01/2052	12,576,756
2,113,148	2.50%, 03/01/2052	1,978,619
3,042,078	2.50%, 05/01/2052	2,851,274
3,732,241	2.50%, 01/01/2057	3,485,010
67,430	2.55%, 07/25/2044	66,042
516,327	3.00%, 02/25/2027(5)	15,824
233,755	3.00%, 09/25/2027(5)	12,281
139,140	3.00%, 12/25/2027(5)	8,179
1,077,107	3.00%, 01/25/2028(5)	53,086
320,257	3.00%, 01/01/2030	321,116
3,192,969	3.00%, 04/25/2033(5)	217,915
890,377	3.00%, 08/01/2033	892,716
347,577	3.00%, 06/01/2035	347,918
327,468	3.00%, 07/01/2035	327,789
1,976,185	3.00%, 03/01/2037	1,978,126
64,374	3.00%, 10/01/2037	63,687
2,481,805	3.00%, 03/25/2043	2,414,911
3,193,199	3.00%, 04/25/2043(17)	3,086,237
2,686,544	3.00%, 01/25/2045	2,571,254
1,799,670	3.00%, 09/01/2048	1,762,003
1,353,469	3.00%, 08/25/2049	1,326,060
1,427,900	3.00%, 02/01/2050	1,388,557
1,212,444	3.00%, 08/01/2050	1,185,101

251

The Hartford Total Return Bond Fund
Schedule of Investments – (continued)
July 31, 2022  (Unaudited)

Shares or Principal Amount		Market Value†
U.S. GOVERNMENT AGENCIES - 43.3% - (continued)
	Mortgage-Backed Agencies - 43.3% - (continued)
	FNMA - 9.8% - (continued)
$ 2,688,348	3.00%, 05/01/2051	$ 2,626,888
4,444,432	3.00%, 08/01/2051	4,309,225
5,142,197	3.00%, 09/01/2051	4,971,324
7,227,285	3.00%, 10/01/2051	7,011,089
7,583,576	3.00%, 11/01/2051	7,338,780
3,883,672	3.00%, 12/01/2051	3,758,059
600,000	3.00%, 09/25/2057	535,988
322,890	3.38%, 12/01/2029	324,456
614,369	3.50%, 05/25/2027(5)	34,744
434,740	3.50%, 10/25/2027(5)	27,508
432,527	3.50%, 05/25/2030(5)	35,341
167,333	3.50%, 08/25/2030(5)	11,483
270,223	3.50%, 02/25/2031(5)	13,143
3,001,284	3.50%, 08/25/2033(5)	341,508
388,372	3.50%, 09/25/2035(5)	40,141
2,996,424	3.50%, 11/25/2039(5)	343,410
110,181	3.50%, 09/01/2043	111,429
770,026	3.50%, 10/01/2044	779,173
664,718	3.50%, 02/01/2045	670,588
860,765	3.50%, 01/01/2046	866,294
135,680	3.50%, 02/01/2046	136,544
670,866	3.50%, 03/01/2046	676,724
1,111,049	3.50%, 09/01/2046	1,119,588
480,106	3.50%, 10/01/2046	483,157
420,055	3.50%, 10/25/2046(5)	76,694
644,434	3.50%, 11/01/2046	652,087
3,501,661	3.50%, 12/01/2046	3,541,271
1,113,434	3.50%, 05/01/2047	1,120,453
2,320,868	3.50%, 09/01/2047	2,334,979
413,933	3.50%, 12/01/2047	417,056
1,147,666	3.50%, 01/01/2048	1,152,252
381,931	3.50%, 02/01/2048	384,054
500,000	3.50%, 05/25/2048	477,427
1,704,203	3.50%, 07/01/2048	1,714,939
375,878	3.50%, 11/01/2048	377,632
5,600,685	3.50%, 09/01/2057	5,615,466
2,341,068	3.50%, 05/01/2058	2,347,358
2,911,124	3.50%, 12/25/2058	2,933,810
1,050,000	3.65%, 07/01/2032	1,077,129
125,454	4.00%, 06/01/2025	127,709
691,795	4.00%, 05/25/2027(5)	30,582
640,803	4.00%, 04/01/2038	663,593
1,141,712	4.00%, 10/01/2040	1,176,293
432,120	4.00%, 11/01/2040	445,262
478,761	4.00%, 12/01/2040	493,315
158,359	4.00%, 02/01/2041	163,163
476,023	4.00%, 03/01/2041	490,389
1,387,974	4.00%, 06/01/2041	1,413,906
192,233	4.00%, 03/25/2042(5)	22,410
164,257	4.00%, 08/01/2042	169,171
430,000	4.00%, 09/01/2042	443,075
116,078	4.00%, 11/25/2042(5)	14,675
211,389	4.00%, 11/25/2043	217,762
54,145	4.00%, 06/01/2044	55,619
7,833	4.00%, 08/01/2044	8,046
70,177	4.00%, 10/01/2044	72,086
101,746	4.00%, 11/01/2044	104,514
64,876	4.00%, 03/01/2045	66,646
92,598	4.00%, 05/01/2045	95,117
559,843	4.00%, 07/01/2045	573,963
369,948	4.00%, 05/01/2046	380,044
509,533	4.00%, 06/01/2046	521,970
605,320	4.00%, 04/01/2047	619,261
1,077,122	4.00%, 10/01/2047	1,101,152
1,127,469	4.00%, 11/01/2047	1,153,174
821,543	4.00%, 09/01/2048	836,698
Shares or Principal Amount		Market Value†
U.S. GOVERNMENT AGENCIES - 43.3% - (continued)
	Mortgage-Backed Agencies - 43.3% - (continued)
	FNMA - 9.8% - (continued)
$ 2,145,324	4.00%, 01/01/2049	$ 2,187,897
1,050,000	4.00%, 05/01/2049	1,071,584
1,980,124	4.00%, 08/01/2051	2,012,177
69,255	4.50%, 08/01/2024	71,286
4,571	4.50%, 04/01/2025	4,705
104,189	4.50%, 07/25/2027(5)	3,762
341,488	4.50%, 09/01/2035	355,036
75,570	4.50%, 08/01/2040	78,803
861,138	4.50%, 10/01/2040	897,078
43,257	4.50%, 08/01/2041	45,081
9,122	4.50%, 09/01/2041	9,483
399,116	4.50%, 10/01/2041	415,827
1,725,039	4.50%, 08/25/2043(5)	328,780
355,880	4.50%, 09/01/2043	370,736
302,499	4.50%, 09/25/2048(5)	43,391
848,588	4.50%, 04/01/2049	872,220
2,543,924	4.50%, 01/01/2051	2,633,320
102,551	5.00%, 04/25/2038	105,586
1,556,191	5.00%, 12/25/2043(5)	290,950
66,519	5.50%, 06/01/2033	71,049
262,556	5.50%, 07/01/2033	278,839
15,451	5.50%, 08/01/2033	16,532
996,993	5.50%, 11/01/2035	1,069,996
219,749	5.50%, 04/01/2036	236,199
196,904	5.50%, 04/25/2037	212,069
1,777,984	5.50%, 11/25/2040(5)	273,761
454,094	5.50%, 06/25/2042(5)	99,361
828,685	5.50%, 09/25/2044(5)	158,392
48,310	5.52%, 05/25/2042(3)(5)	4,802
5,948	6.00%, 11/01/2031	6,215
100,189	6.00%, 12/01/2032	106,248
92,662	6.00%, 03/01/2033	99,808
184,013	6.00%, 02/01/2037	200,263
152,177	6.00%, 12/01/2037	165,626
85,995	6.00%, 03/01/2038	92,475
47,810	6.00%, 10/01/2038	52,035
1,337,623	6.00%, 01/25/2042(5)	156,729
962,829	6.00%, 09/25/2047(5)	187,645
1,672	7.50%, 12/01/2029	1,700
7,420	7.50%, 03/01/2030	8,030
9,645	7.50%, 09/01/2031	9,730
		304,204,525
	GNMA - 8.1%
4,992,415	2.00%, 10/20/2050	4,621,082
7,080,000	2.00%, 08/18/2052(18)	6,513,323
548,176	2.14%, 04/20/2040	498,024
479,506	2.50%, 12/16/2039	466,309
975,014	2.50%, 07/20/2041	943,537
3,678,285	2.50%, 09/20/2051	3,502,424
12,204,414	2.50%, 10/20/2051	11,619,291
35,555,000	2.50%, 08/18/2052(18)	33,718,424
290,682	3.00%, 09/20/2028(5)	14,992
4,584,431	3.00%, 05/20/2035(5)	271,208
300,963	3.00%, 09/16/2042	282,104
415,178	3.00%, 09/20/2042	394,458
79,607	3.00%, 11/15/2042	78,551
339,821	3.00%, 02/16/2043(5)	44,527
83,138	3.00%, 06/15/2043	81,716
14,162	3.00%, 07/15/2043	13,879
3,372,792	3.00%, 01/16/2044	3,319,463
45,069	3.00%, 10/15/2044	44,181
68,353	3.00%, 02/15/2045	66,902
36,169	3.00%, 03/15/2045	35,398
143,980	3.00%, 04/15/2045	140,913
341,062	3.00%, 04/20/2045	337,128
34,614	3.00%, 06/15/2045	33,977

252

The Hartford Total Return Bond Fund
Schedule of Investments – (continued)
July 31, 2022  (Unaudited)

Shares or Principal Amount		Market Value†
U.S. GOVERNMENT AGENCIES - 43.3% - (continued)
	Mortgage-Backed Agencies - 43.3% - (continued)
	GNMA - 8.1% - (continued)
$ 915,927	3.00%, 07/15/2045	896,353
14,924	3.00%, 08/15/2045	$ 14,606
42,202	3.00%, 11/20/2045	41,814
169,000	3.00%, 02/20/2046	163,812
4,620,673	3.00%, 04/20/2051	4,521,536
4,307,076	3.00%, 08/20/2051	4,207,523
5,489,159	3.00%, 09/20/2051	5,363,395
3,742,317	3.00%, 10/20/2051	3,655,779
12,584,411	3.00%, 12/20/2051	12,282,929
52,345,000	3.00%, 08/18/2052(18)	51,036,375
123,947	3.50%, 02/16/2027(5)	6,519
313,956	3.50%, 03/20/2027(5)	16,247
259,802	3.50%, 07/20/2040(5)	13,010
436,804	3.50%, 12/20/2040	436,241
319,991	3.50%, 02/20/2041(5)	8,493
795,354	3.50%, 04/20/2042(5)	47,930
232,887	3.50%, 05/15/2042	237,148
1,837,303	3.50%, 10/20/2042(5)	283,795
531,793	3.50%, 12/15/2042	543,140
557,387	3.50%, 03/15/2043	569,208
657,494	3.50%, 04/15/2043	671,530
1,216,364	3.50%, 05/15/2043	1,242,224
166,100	3.50%, 05/20/2043(5)	25,086
682,595	3.50%, 07/20/2043(5)	90,287
2,293,702	3.50%, 06/20/2046	2,314,790
2,307,418	3.50%, 02/20/2047	2,330,980
323,516	3.50%, 07/20/2047	326,359
2,543,214	3.50%, 08/20/2047	2,564,901
90,795	3.50%, 09/20/2047	91,933
112,215	3.50%, 10/20/2047	113,109
531,171	3.50%, 11/20/2047	535,255
481,114	3.50%, 03/20/2048	484,535
1,872,895	3.50%, 07/20/2049	1,877,657
31,455,000	3.50%, 08/18/2052(18)	31,351,210
7,690,000	3.50%, 09/21/2052(18)	7,654,413
1,438,540	3.88%, 08/15/2042	1,490,235
305,326	4.00%, 04/16/2026(5)	11,586
73,498	4.00%, 12/16/2026(5)	2,837
1,099,012	4.00%, 05/20/2029(5)	50,009
806,180	4.00%, 09/20/2040	831,917
134,841	4.00%, 10/20/2040	137,969
373,309	4.00%, 12/20/2040	386,091
70,395	4.00%, 02/15/2041	72,814
148,619	4.00%, 05/16/2042(5)	17,112
2,306,760	4.00%, 09/16/2042(5)	510,179
336,583	4.00%, 03/20/2043(5)	60,213
124,253	4.00%, 01/20/2044(5)	22,385
1,883,653	4.00%, 02/20/2045	1,927,447
1,467,974	4.00%, 08/20/2045	1,504,230
1,048,289	4.00%, 03/20/2047(5)	149,137
484,705	4.00%, 11/20/2047	493,141
1,278,203	4.00%, 03/20/2048	1,304,412
5,234,145	4.00%, 07/20/2048	5,339,709
16,734	4.50%, 07/15/2033	17,405
30,908	4.50%, 05/15/2040	32,446
267,053	4.50%, 06/15/2041	278,884
21,359	4.50%, 09/20/2041	22,430
11,163	4.50%, 05/20/2044	11,825
578,206	4.50%, 06/20/2044	612,856
488,825	4.50%, 10/20/2044	514,359
496,013	4.50%, 04/20/2045(5)	91,637
848,937	4.50%, 05/20/2045(5)	153,510
2,708,255	4.50%, 08/20/2045(5)	496,052
411,639	4.50%, 01/20/2046	433,345
1,672,716	4.50%, 12/16/2046(5)	284,852
1,616,913	4.50%, 01/20/2047(5)	186,643
Shares or Principal Amount		Market Value†
U.S. GOVERNMENT AGENCIES - 43.3% - (continued)
	Mortgage-Backed Agencies - 43.3% - (continued)
	GNMA - 8.1% - (continued)
$ 1,781,940	4.50%, 05/20/2048(5)	$ 254,154
1,407,484	4.50%, 08/20/2049	1,445,027
2,413,739	4.50%, 09/20/2049	2,480,020
17,340,000	4.50%, 08/18/2052(18)	17,682,736
68,851	5.00%, 05/20/2034	73,205
24,740	5.00%, 07/15/2039	26,241
1,299,524	5.00%, 02/16/2040(5)	269,303
220,977	5.00%, 05/20/2040(5)	41,936
350,391	5.00%, 06/15/2041	377,211
505,146	5.00%, 10/16/2041(5)	82,081
491,490	5.00%, 03/15/2044	528,929
832,482	5.00%, 06/20/2046(5)	124,959
287,457	5.00%, 01/16/2047(5)	58,630
204,647	5.00%, 09/16/2047(5)	39,280
247,774	5.00%, 06/20/2048(5)	44,127
5,000,001	5.00%, 06/15/2052	5,185,543
200,000	5.00%, 07/21/2052(18)	207,210
239,743	5.50%, 05/15/2033	258,424
15,980	5.50%, 06/15/2035	17,153
19,977	5.50%, 04/15/2038	20,961
189,055	5.50%, 05/20/2038	199,164
811,865	5.50%, 03/20/2039(5)	132,457
938,246	5.50%, 02/16/2047(5)	154,986
472,074	5.50%, 02/20/2047(5)	80,377
1,000,000	5.50%, 08/18/2052(18)	1,044,531
750,321	5.88%, 07/20/2039(3)(5)	69,514
35,158	6.00%, 11/15/2032	37,289
76,277	6.00%, 02/15/2033	80,242
9,391	6.00%, 07/15/2033	9,872
31,964	6.00%, 10/15/2034	33,634
147,110	6.00%, 03/15/2036	156,570
1,761	6.00%, 05/15/2036	1,918
43,615	6.00%, 10/15/2036	47,726
20,687	6.00%, 01/15/2037	21,862
59,022	6.00%, 02/15/2037	65,190
107,746	6.00%, 06/15/2037	118,383
55,735	6.00%, 11/15/2037	59,192
38,527	6.00%, 06/15/2038	40,790
47,774	6.00%, 08/15/2038	51,442
67,624	6.00%, 10/15/2038	71,101
49,156	6.00%, 11/15/2038	53,376
37,428	6.00%, 12/15/2038	39,847
47,851	6.00%, 01/15/2039	50,984
140,413	6.00%, 04/15/2039	147,691
68,117	6.00%, 08/15/2039	71,607
5,415	6.00%, 09/15/2039	5,693
9,687	6.00%, 11/15/2039	10,702
10,575	6.00%, 06/15/2040	11,116
72,594	6.00%, 09/15/2040	79,155
1,075,869	6.00%, 09/20/2040(5)	201,424
70,044	6.00%, 12/15/2040	76,729
230,953	6.00%, 06/15/2041	254,978
906,380	6.00%, 02/20/2046(5)	189,714
8,390	6.50%, 09/15/2028	8,849
739	6.50%, 10/15/2028	780
3,357	6.50%, 12/15/2028	3,541
20,055	6.50%, 05/15/2029	21,433
19,587	6.50%, 08/15/2031	20,659
1,975	6.50%, 09/15/2031	2,083
8,190	6.50%, 10/15/2031	8,638
95,905	6.50%, 11/15/2031	101,151
19,835	6.50%, 01/15/2032	20,920
4,413	6.50%, 03/15/2032	4,655
4,391	6.50%, 04/15/2032	4,631
		253,593,326

253

The Hartford Total Return Bond Fund
Schedule of Investments – (continued)
July 31, 2022  (Unaudited)

Shares or Principal Amount		Market Value†
U.S. GOVERNMENT AGENCIES - 43.3% - (continued)
	Mortgage-Backed Agencies - 43.3% - (continued)
	UMBS - 20.5%
$ 12,510,000	1.50%, 08/16/2037(18)	$ 11,616,040
13,500,000	1.50%, 08/11/2052(18)	11,643,750
1,000,000	2.00%, 08/16/2037(18)	952,290
58,348,000	2.00%, 08/11/2052(18)	52,547,388
250,881,000	2.50%, 08/11/2052(18)	234,080,247
12,700,000	3.00%, 08/16/2037(18)	12,616,656
119,175,000	3.00%, 08/11/2052(18)	114,929,391
37,425,000	3.50%, 08/16/2037(18)	37,718,114
31,119,000	3.50%, 08/11/2052(18)	30,836,412
65,842,000	4.00%, 04/25/2052(18)	66,217,506
51,500,000	4.50%, 08/11/2052(18)	52,425,391
13,870,000	5.00%, 08/11/2052(18)	14,254,054
		639,837,239
	Total U.S. Government Agencies (cost $1,343,927,511)	$ 1,350,830,854
U.S. GOVERNMENT SECURITIES - 19.7%
	Other Direct Federal Obligations - 0.0%
	FHLB - 0.0%
700,000	4.25%, 09/15/2065	$ 744,302
	U.S. Treasury Securities - 19.7%
	U.S. Treasury Bonds - 13.9%
28,106,000	1.13%, 08/15/2040	20,132,020
100,845,000	1.25%, 05/15/2050	66,742,845
17,030,000	1.38%, 11/15/2040	12,689,346
23,005,000	1.38%, 08/15/2050	15,737,756
9,745,000	1.88%, 02/15/2041	7,907,154
42,240,000	2.50%, 02/15/2045	37,006,200
18,100,000	2.50%, 02/15/2046(19)	15,863,660
23,034,000	2.88%, 11/15/2046(19)(20)	21,645,662
25,405,000	2.88%, 05/15/2052	24,892,931
6,035,000	3.00%, 05/15/2045	5,775,448
12,500,000	3.00%, 02/15/2047	12,031,738
17,840,000	3.00%, 02/15/2048	17,345,916
28,740,000	3.13%, 02/15/2043	28,215,719
55,100,000	3.13%, 08/15/2044(21)	53,858,098
22,900,000	3.13%, 05/15/2048	22,871,375
5,925,000	3.25%, 05/15/2042	5,853,715
63,465,000	3.38%, 05/15/2044	64,679,759
		433,249,342
	U.S. Treasury Notes - 5.8%
3,322,051	0.13%, 07/15/2030(22)	3,333,568
38,781,085	0.25%, 07/15/2029(22)	39,355,984
25,649,621	0.75%, 07/15/2028(22)	26,787,072
17,615,000	1.25%, 08/15/2031	15,670,469
105,980,000	1.38%, 11/15/2031	95,034,253
		180,181,346
	Total U.S. Government Securities (cost $684,559,971)	$ 614,174,990
COMMON STOCKS - 0.0%
	Energy - 0.0%
38,914	Ascent Resources - Marcellus LLC Class A*(10)(11)	$ 68,100
4,601	Foresight Energy LLC*	78,214
13,623	Philadelphia Energy Solutions*(10)(11)	—
	Total Common Stocks (cost $281,412)	$ 146,314
Shares or Principal Amount			Market Value†
PREFERRED STOCKS - 0.0%
	Banks - 0.0%
469	U.S. Bancorp Series A, 3.81%(23)		$ 369,089
	Total Preferred Stocks (cost $332,990)		$ 369,089
WARRANTS - 0.0%
	Energy - 0.0%
10,075	Ascent Resources - Marcellus LLC Expires 03/30/2023*(10)(11)		$ 332
	Total Warrants (cost $806)		$ 332
	Total Long-Term Investments (Cost $4,146,573,659)		$ 3,883,950,803
SHORT-TERM INVESTMENTS - 1.0%
	Repurchase Agreements - 0.7%
$ 22,614,856	Fixed Income Clearing Corp. Repurchase Agreement dated 07/29/2022 at 2.230%, due on 08/01/2022 with a maturity value of $22,619,059; collateralized by U.S. Treasury Bond at 1.625%, maturing 11/15/2050, with a market value of $18,698,922 and collateralized by U.S. Treasury Bond at 1.875%, maturing 02/15/2041, with a market value of $4,368,309		$ 22,614,856
	Securities Lending Collateral - 0.3%
4,195,580	Goldman Sachs Financial Square Funds, Government Fund, Institutional Class, 2.06%(24)		4,195,580
2,970,240	HSBC US Government Money Market Fund, 2.18%(24)		2,970,240
1,362,164	Invesco Government & Agency Portfolio, Institutional Class, 2.12%(24)		1,362,164
			8,527,984
	Total Short-Term Investments (cost $31,142,840)		$ 31,142,840
	Total Investments (cost $4,177,716,499)	125.5%	$ 3,915,093,643
	Other Assets and Liabilities	(25.5)%	(795,860,916)
	Total Net Assets	100.0%	$ 3,119,232,727
Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.
The Fund may refer to any one or more of the industry classifications used by one or more widely recognized market indices, ratings group and/or as defined by Fund management. Industry classifications may not be identical across all security types.
Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.
For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
See “Glossary” for abbreviation descriptions.

254

The Hartford Total Return Bond Fund
Schedule of Investments – (continued)
July 31, 2022  (Unaudited)

*	Non-income producing.
(1)	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions that are exempt from registration (typically only to qualified institutional buyers) or in a public offering registered under the Securities Act of 1933. At July 31, 2022, the aggregate value of these securities was $939,253,080, representing 30.1% of net assets.
(2)	Variable rate securities; the rate reported is the coupon rate in effect at July 31, 2022. Base lending rates may be subject to a floor or cap.
(3)	Variable or floating rate security, which interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.
(4)	Security is a “step-up” bond where coupon increases or steps up at a predetermined date. Rate shown is current coupon rate.
(5)	Securities disclosed are interest-only strips.
(6)	Security is exempt from registration under Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At July 31, 2022, the aggregate value of these securities was $60,935,866, representing 2.0% of net assets.
(7)	Represents entire or partial securities on loan.
(8)	Fixed to variable rate investment. The rate shown reflects the fixed rate in effect at July 31, 2022. Rate will reset at a future date. Base lending rates may be subject to a floor or cap.
(9)	Non-income producing. For long-term debt securities, items identified are in default as to payment of interest and/or principal.
(10)	These securities are valued in good faith at fair value as determined under policies and procedures established by and under the supervision of the Board of Directors. At July 31, 2022, the aggregate fair value of these securities are $68,432, which represented 0.0% of total net assets. This amount excludes securities that are principally traded in certain foreign markets and whose prices are adjusted pursuant to a third party pricing service methodology approved by the Board of Directors.
(11)	Investment valued using significant unobservable inputs.
(12)	Senior floating rate interests generally pay interest rates which are periodically adjusted by reference to a base short-term, floating lending rate plus a premium. The base lending rates are primarily the LIBOR, and secondarily the prime rate offered by one or more major United States banks (the "Prime Rate") and the certificate of deposit rate or other base lending rates used by commercial lenders. Senior floating rate interests often require prepayments from excess cash flows or permit the borrower to repay at its election. The rate at which the borrower repays cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. Base lending rates may be subject to a floor or cap. Unless otherwise noted, the interest rate disclosed for these securities represents the rate in effect as of July 31, 2022.
(13)	Represents an unsettled loan commitment. The coupon rate will be determined at time of settlement.
(14)	This security, or a portion of this security, has unfunded loan commitments. As of July 31, 2022, the aggregate value of the unfunded commitment was $39,980, which represents 0.0% of total net assets.
(15)	Securities disclosed are principal-only strips.
(16)	Security is a zero-coupon bond.
(17)	These securities pay no principal or interest during their initial accrual period, but accrue additional principal at a specified coupon rate.
(18)	Represents or includes a TBA transaction.
(19)	All, or a portion of the security, was pledged as collateral in connection with futures contracts. As of July 31, 2022, the market value of securities pledged was $25,589,830.
(20)	All, or a portion of the security, was pledged as collateral in connection with centrally cleared swap contracts. As of July 31, 2022, the market value of securities pledged was $5,012,501.
(21)	All, or a portion of the security, was pledged as collateral in connection with OTC swap contracts. As of July 31, 2022, the market value of securities pledged was $2,543,353.
(22)	The principal amount for these securities are adjusted for inflation and the interest payments equal a fixed percentage of the inflation-adjusted principal amount.
(23)	Perpetual maturity security. Maturity date shown is the next call date or final legal maturity date, whichever comes first.
(24)	Current yield as of period end.

255

The Hartford Total Return Bond Fund
Schedule of Investments – (continued)
July 31, 2022  (Unaudited)

OTC Swaptions Outstanding at July 31, 2022
Description	Counter- party	Exercise Price/ FX Rate/Rate	Pay/ Receive Floating Rate	Expiration Date	Notional Amount		Market Value†	Premiums Paid (Received) by Fund	Unrealized Appreciation/ (Depreciation)
Written swaptions:
Call
CDX.NA.IG.S38.V1.5Y*	BOA	95.00%	Pay	08/17/2022	USD	(235,040,000)	$ (1,547,673)	$ (493,584)	$ (1,054,089)
Put
CDX.NA.IG.S38.V1.5Y*	GSC	95.00%	Pay	08/17/2022	USD	(235,040,000)	$ (75,593)	$ (787,384)	$ 711,791
Total Written Option Contracts OTC swaption contracts							$ (1,623,266)	$ (1,280,968)	$ (342,298)

*	Swaptions with forward premiums.

Futures Contracts Outstanding at July 31, 2022
Description	Number of Contracts	Expiration Date	Current Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Long position contracts:
Australian 10-Year Bond Future	248	09/15/2022	$ 21,654,103	$ 1,029,600
Canadian 10-Year Bond Future	618	09/20/2022	62,955,839	3,270,722
U.S. Treasury 5-Year Note Future	493	09/30/2022	56,067,196	843,481
U.S. Treasury Ultra Bond Future	27	09/21/2022	4,274,437	93,951
Total				$ 5,237,754
Short position contracts:
Euro BUXL 30-Year Bond Future	179	09/08/2022	$ 33,991,533	$ (2,889,101)
Euro-BUND Future	570	09/08/2022	91,836,071	(4,018,165)
Euro-Schatz Future	1,617	09/08/2022	182,015,089	(1,212,743)
Long Gilt Future	262	09/28/2022	37,706,932	(896,867)
U.S. Treasury 2-Year Note Future	2,043	09/30/2022	429,971,696	(1,407,351)
U.S. Treasury 10-Year Note Future	3,225	09/21/2022	390,678,516	(12,499,951)
U.S. Treasury 10-Year Ultra Future	77	09/21/2022	10,106,250	(138,656)
U.S. Treasury Long Bond Future	942	09/21/2022	135,648,000	(3,481,721)
Total				$ (26,544,555)
Total futures contracts				$ (21,306,801)

TBA Sale Commitments Outstanding at July 31, 2022
Description	Principal Amount	Maturity Date	Market Value†	Unrealized Appreciation/ (Depreciation)
GNMA, 4.00%	$ 14,585,000	08/18/2052	$ (14,750,221)	$ (246,052)
UMBS, 3.00%	47,924,000	08/11/2052	(46,216,707)	(1,592,242)
UMBS, 3.50%	31,119,000	08/11/2052	(30,836,412)	(761,796)
UMBS, 3.50%	13,064,000	09/14/2052	(12,905,316)	(106,164)
UMBS, 5.50%	1,700,000	08/11/2052	(1,762,688)	(20,586)
Total TBA sale commitments (proceeds receivable $103,744,504)			$ (106,471,344)	$ (2,726,840)
At July 31, 2022, the aggregate market value of TBA Sale Commitments represents (3.4)% of total net assets.

OTC Credit Default Swap Contracts Outstanding at July 31, 2022
Reference Entity	Counter- party	Notional Amount(1)		(Pay)/Receive Fixed Rate	Expiration Date	Periodic Payment Frequency	Upfront Premiums Paid	Upfront Premiums Received	Market Value†	Unrealized Appreciation/ (Depreciation)
Credit default swaps on indices:
Buy protection:
ABX.HE.AAA.06	CSI	USD	880	(0.18%)	07/25/2045	Monthly	$ 13	$ —	$ 11	$ (2)
ABX.HE.AAA.07	GSC	USD	138,602	(0.09%)	08/25/2037	Monthly	27,911	—	7,611	(20,300)
ABX.HE.AAA.07	GSC	USD	607,077	(0.09%)	08/25/2037	Monthly	122,878	—	33,337	(89,541)
256

The Hartford Total Return Bond Fund
Schedule of Investments – (continued)
July 31, 2022  (Unaudited)

OTC Credit Default Swap Contracts Outstanding at July 31, 2022 – (continued)
Reference Entity	Counter- party	Notional Amount(1)		(Pay)/Receive Fixed Rate	Expiration Date	Periodic Payment Frequency	Upfront Premiums Paid	Upfront Premiums Received	Market Value†	Unrealized Appreciation/ (Depreciation)
Credit default swaps on indices – (continued):
Buy protection – (continued):
ABX.HE.AAA.07	CSI	USD	1,316,720	(0.09%)	08/25/2037	Monthly	$ 306,445	$ —	$ 72,306	$ (234,139)
ABX.HE.PENAAA.06	MSC	USD	100,497	(0.11%)	05/25/2046	Monthly	11,438	—	7,359	(4,079)
ABX.HE.PENAAA.06	JPM	USD	332,094	(0.11%)	05/25/2046	Monthly	37,709	—	24,318	(13,391)
ABX.HE.PENAAA.06	GSC	USD	267,923	(0.11%)	05/25/2046	Monthly	61,435	—	19,619	(41,816)
PrimeX.ARM.2(2)(3)	MSC	USD	60,216	(4.58%)	12/25/2037	Monthly	—	(136)	(283)	(147)
Total							$ 567,829	$ (136)	$ 164,278	$ (403,415)
Sell protection:
ABX.HE.AAA.06	MSC	USD	880	0.18%	07/25/2045	Monthly	$ —	$ —	$ (11)	$ (11)
ABX.HE.AAA.07	MSC	USD	138,602	0.09%	08/25/2037	Monthly	967	—	(7,610)	(8,577)
ABX.HE.AAA.07	MSC	USD	607,077	0.09%	08/25/2037	Monthly	4,205	—	(33,333)	(37,538)
ABX.HE.AAA.07	MSC	USD	1,316,719	0.09%	08/25/2037	Monthly	9,187	—	(72,299)	(81,486)
ABX.HE.PENAAA.06	BCLY	USD	700,516	0.11%	05/25/2046	Monthly	—	(14,539)	(51,292)	(36,753)
PrimeX.ARM.2(2)(3)	JPM	USD	60,216	4.58%	12/25/2037	Monthly	1,745	—	283	(1,462)
Total							$ 16,104	$ (14,539)	$ (164,262)	$ (165,827)
Total OTC credit default swap contracts							$ 583,933	$ (14,675)	$ 16	$ (569,242)

(1)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(2)	These investments are valued in good faith at fair value as determined under policies and procedures established by and under the supervision of the Board of Directors. At July 31, 2022, the aggregate fair value of these securities are $(1,609), which represented (0.0)% of total net assets. This amount excludes investments that are principally traded in certain foreign markets and whose prices are adjusted pursuant to a third party pricing service methodology approved by the Board of Directors.
(3)	Investment valued using significant unobservable inputs.

Centrally Cleared Credit Default Swap Contracts Outstanding at July 31, 2022
Reference Entity	Notional Amount(1)		(Pay)/Receive Fixed Rate	Expiration Date	Periodic Payment Frequency	Cost Basis	Value†	Unrealized Appreciation/ (Depreciation)
Credit default swaps on indices:
Buy protection:
CDX.EM.37.V1	USD	24,425,000	(1.00%)	06/20/2027	Quarterly	$ 1,376,111	$ 2,276,640	$ 900,529
Total						$ 1,376,111	$ 2,276,640	$ 900,529
Credit default swaps on single-name issues:
Buy protection:
Brazil Republic	USD	26,120,000	(1.00%)	06/20/2027	Quarterly	$ 1,453,527	$ 1,899,790	$ 446,263
Total						$ 1,453,527	$ 1,899,790	$ 446,263
Total centrally cleared credit default swap contracts						$ 2,829,638	$ 4,176,430	$ 1,346,792

(1)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

Centrally Cleared Interest Rate Swap Contracts Outstanding at July 31, 2022
Payments made by Fund	Payments received by Fund	Notional Amount		Expiration Date	Periodic Payment Frequency	Upfront Premiums Paid	Upfront Premiums Received	Value†	Unrealized Appreciation/ (Depreciation)
2.80% Fixed	12 Mo. USD SOFR	USD	7,725,000	04/30/2029	Annual	$ —	$ —	$ (191,374)	$ (191,374)
1.56% Fixed	12 Mo. USD SOFR	USD	12,720,000	12/15/2051	Annual	—	(77,530)	2,237,375	2,314,905
Total centrally cleared interest rate swaps contracts						$ —	$ (77,530)	$ 2,046,001	$ 2,123,531

Foreign Currency Contracts Outstanding at July 31, 2022
Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Counterparty	Settlement Date	Appreciation/ (Depreciation)
5,820,000	BRL	1,055,801	USD	CBK	09/21/2022	$ 52,564
2,380,000	EUR	2,503,808	USD	BCLY	09/21/2022	(62,355)
257

The Hartford Total Return Bond Fund
Schedule of Investments – (continued)
July 31, 2022  (Unaudited)

Foreign Currency Contracts Outstanding at July 31, 2022 – (continued)
Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Counterparty	Settlement Date	Appreciation/ (Depreciation)
4,096,000	EUR	4,338,066	USD	DEUT	09/21/2022	$ (136,305)
2,729,000	EUR	2,947,607	USD	RBC	09/21/2022	(148,142)
18,790,000	MXN	928,548	USD	BNP	09/21/2022	(15,726)
12,849,373	USD	64,730,000	BRL	CBK	09/21/2022	522,138
7,611,646	USD	7,444,895	EUR	DEUT	08/31/2022	(13,659)
78,812,449	USD	73,288,000	EUR	BNP	09/21/2022	3,632,106
4,139,524	USD	3,971,000	EUR	JPM	09/21/2022	65,991
1,596,139	USD	1,507,000	EUR	GSC	09/21/2022	50,227
14,758,050	USD	294,460,000	MXN	RBC	09/21/2022	453,112
7,017,702	USD	140,140,000	MXN	TDB	09/21/2022	209,667
Total foreign currency contracts						$ 4,609,618
† For information regarding the Fund’s significant accounting policies, please refer to the Fund’s most recent shareholder report.
Fair Value Summary
The following is a summary of the fair valuations according to the inputs used as of July 31, 2022 in valuing the Fund’s investments.
Description	Total	Level 1	Level 2	Level 3(1)
Assets
Asset & Commercial Mortgage-Backed Securities	$ 722,982,329	$ —	$ 722,982,329	$ —
Corporate Bonds	928,491,583	—	928,491,583	—
Foreign Government Obligations	155,304,892	—	155,304,892	—
Municipal Bonds	49,865,363	—	49,865,363	—
Senior Floating Rate Interests	61,785,057	—	61,785,057	—
U.S. Government Agencies	1,350,830,854	—	1,350,830,854	—
U.S. Government Securities	614,174,990	—	614,174,990	—
Common Stocks
Energy	146,314	—	78,214	68,100
Preferred Stocks	369,089	369,089	—	—
Warrants	332	—	—	332
Short-Term Investments	31,142,840	8,527,984	22,614,856	—
Foreign Currency Contracts(2)	4,985,805	—	4,985,805	—
Futures Contracts(2)	5,237,754	5,237,754	—	—
Swaps - Credit Default(2)	1,346,792	—	1,346,792	—
Swaps - Interest Rate(2)	2,314,905	—	2,314,905	—
Total	$ 3,928,978,899	$ 14,134,827	$ 3,914,775,640	$ 68,432
Liabilities
Foreign Currency Contracts(2)	$ (376,187)	$ —	$ (376,187)	$ —
Futures Contracts(2)	(26,544,555)	(26,544,555)	—	—
Swaps - Credit Default(2)	(569,242)	—	(567,633)	(1,609)
Swaps - Interest Rate(2)	(191,374)	—	(191,374)	—
TBA Sale Commitments	(106,471,344)	—	(106,471,344)	—
Written Options	(1,623,266)	—	(1,623,266)	—
Total	$ (135,775,968)	$ (26,544,555)	$ (109,229,804)	$ (1,609)

(1)	For the period ended July 31, 2022, investments valued at $11,184,188 were transferred into Level 3 due to the unavailability of active market pricing. There were no transfers out of Level 3.
(2)	Derivative instruments (excluding purchased and written options, if applicable) are valued at the unrealized appreciation/(depreciation) on the investments.
Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the period ended July 31, 2022 is not presented.
258

The Hartford World Bond Fund
Schedule of Investments
July 31, 2022  (Unaudited)

Shares or Principal Amount		Market Value†
ASSET & COMMERCIAL MORTGAGE-BACKED SECURITIES - 7.5%
	Bermuda - 0.4%
	Bellemeade Re Ltd.
$ 596,548	3.26%, 03/25/2031, 3 mo. USD SOFR + 1.750%(1)(2)	$ 593,355
1,056,890	5.86%, 06/25/2030, 1 mo. USD LIBOR + 3.600%(1)(2)	1,065,167
1,105,000	6.26%, 03/25/2029, 1 mo. USD LIBOR + 4.000%(1)(2)	1,079,251
1,145,000	7.26%, 06/25/2030, 1 mo. USD LIBOR + 5.000%(1)(2)	1,109,965
1,625,000	Genworth Mortgage Insurance Co. 10.01%, 10/25/2030, 1 mo. USD LIBOR + 7.750%(1)(2)	1,637,086
	Home Re Ltd.
1,545,000	3.81%, 07/25/2033, 1 mo. USD LIBOR + 1.550%(1)(2)	1,527,207
1,360,000	7.51%, 10/25/2030, 1 mo. USD LIBOR + 5.250%(1)(2)	1,371,626
1,140,000	Radnor Re Ltd. 4.96%, 03/25/2028, 1 mo. USD LIBOR + 2.700%(1)(2)	1,138,579
	Traingle Re Ltd.
342,517	6.76%, 10/25/2030, 1 mo. USD LIBOR + 4.500%(1)(2)	342,913
1,470,000	7.86%, 10/25/2030, 1 mo. USD LIBOR + 5.600%(1)(2)	1,488,036
686,291	Triangle Re Ltd. 4.31%, 10/25/2033, 1 mo. USD LIBOR + 2.050%(1)(2)	685,086
		12,038,271
	Cayman Islands - 1.6%
810,000	ACRE Commercial Mortgage Ltd. 3.56%, 12/18/2037, 1 mo. USD LIBOR + 1.400%(1)(2)	777,135
2,125,000	Apidos CLO 5.11%, 04/15/2031, 3 mo. USD LIBOR + 2.600%(1)(2)	1,866,861
	Arbor Realty Collateralized Loan Obligation Ltd.
2,290,000	4.12%, 02/15/2035, 1 mo. USD SOFR + 2.164%(1)(2)	2,247,697
2,500,000	4.77%, 02/15/2035, 1 mo. USD SOFR + 2.814%(1)(2)	2,353,591
	Arbor Realty Commercial Real Estate Notes Ltd.
1,060,000	3.40%, 05/15/2036, 1 mo. USD LIBOR + 1.400%(1)(2)	1,026,935
895,000	3.60%, 08/15/2034, 1 mo. USD LIBOR + 1.600%(1)(2)	841,115
1,295,000	3.82%, 09/15/2034, 1 mo. USD SOFR + 1.864%(1)(2)	1,280,518
500,000	Atrium IX 5.20%, 05/28/2030, 3 mo. USD LIBOR + 3.600%(1)(2)	460,494
1,550,000	Ballyrock CLO Ltd. 9.46%, 10/15/2028, 3 mo. USD LIBOR + 6.950%(1)(2)	1,456,372
480,000	BDS Ltd. 4.46%, 12/16/2036, 1 mo. USD LIBOR + 2.300%(1)(2)	445,840
1,685,000	Benefit Street Partners CLO XIX Ltd. 9.53%, 01/15/2033, 3 mo. USD LIBOR + 7.020%(1)(2)	1,513,331
500,000	Carlyle CLO Ltd. 5.58%, 04/30/2031, 3 mo. USD LIBOR + 2.800%(1)(2)	466,658
890,000	Cent CLO 21 Ltd. 5.97%, 07/27/2030, 3 mo. USD LIBOR + 3.200%(1)(2)	772,824
Shares or Principal Amount		Market Value†
ASSET & COMMERCIAL MORTGAGE-BACKED SECURITIES - 7.5% - (continued)
	Cayman Islands - 1.6% - (continued)
$ 940,000	Dryden Senior Loan Fund 9.39%, 04/15/2029, 3 mo. USD LIBOR + 6.880%(1)(2)	$ 848,942
1,280,000	Flatiron CLO 20 Ltd. 3.23%, 11/20/2033, 3 mo. USD LIBOR + 1.750%(1)(2)	1,215,236
770,000	Greystone Commercial Real Estate 4.00%, 07/15/2039, 1 mo. USD LIBOR + 2.000%(1)(2)	715,415
1,500,000	Harriman Park CLO Ltd. 5.81%, 04/20/2034, 3 mo. USD LIBOR + 3.100%(1)(2)	1,387,473
1,950,000	Hayfin US XII Ltd. 6.87%, 01/20/2034, 3 mo. USD LIBOR + 4.160%(1)(2)	1,802,627
1,305,400	KKR Financial CLO Ltd. 9.66%, 01/15/2032, 3 mo. USD LIBOR + 7.150%(1)(2)	1,173,385
	LCM L.P.
2,240,000	4.66%, 10/20/2027, 3 mo. USD LIBOR + 1.950%(1)(2)	2,159,087
900,000	5.96%, 07/15/2027, 3 mo. USD LIBOR + 3.450%(1)(2)	862,954
3,000,000	Madison Park Funding Ltd. 4.64%, 04/19/2030, 3 mo. USD LIBOR + 1.900%(1)(2)	2,877,480
	Magnetite Ltd.
430,000	5.53%, 07/25/2031, 3 mo. USD LIBOR + 2.750%(1)(2)	396,884
2,470,000	6.08%, 01/25/2032, 3 mo. USD LIBOR + 3.300%(1)(2)	2,325,688
	OCP CLO Ltd.
2,130,000	5.78%, 04/24/2029, 3 mo. USD LIBOR + 3.000%(1)(2)	2,038,463
750,000	6.49%, 01/17/2032, 3 mo. USD LIBOR + 3.750%(1)(2)	703,513
2,240,000	Octagon 66 Ltd. 4.59%, 08/16/2033, 3 mo.USD SOFR + 1.940%(1)(2)	2,240,000
	Octagon Investment Partners Ltd.
2,765,000	5.03%, 10/24/2030, 3 mo. USD LIBOR + 2.250%(1)(2)	2,550,544
970,000	8.41%, 02/14/2031, 3 mo. USD LIBOR + 7.000%(1)(2)	849,871
1,500,000	OZLM Ltd. 4.36%, 04/15/2031, 3 mo. USD LIBOR + 1.850%(1)(2)	1,361,401
	Palmer Square Loan Funding Ltd.
881,361	2.33%, 08/20/2027, 3 mo. USD LIBOR + 0.850%(1)(2)	874,804
1,110,000	3.88%, 05/20/2029, 3 mo. USD LIBOR + 2.400%(1)(2)	1,022,724
750,000	3.98%, 02/20/2028, 3 mo. USD LIBOR + 2.500%(1)(2)	717,480
1,995,000	4.19%, 10/15/2030, 3 mo.USD SOFR + 3.100%(1)(2)	1,864,070
1,545,000	4.88%, 10/24/2027, 3 mo. USD LIBOR + 2.100%(1)(2)	1,482,761
1,155,000	Race Point CLO Ltd. 4.98%, 02/20/2030, 3 mo. USD LIBOR + 3.500%(1)(2)	1,069,472
	Sound Point CLO Ltd.
1,500,000	4.62%, 01/26/2031, 3 mo. USD LIBOR + 1.850%(1)(2)	1,381,290
835,000	5.84%, 07/18/2031, 3 mo. USD LIBOR + 3.100%(1)(2)	698,241

259

The Hartford World Bond Fund
Schedule of Investments – (continued)
July 31, 2022  (Unaudited)

Shares or Principal Amount		Market Value†
ASSET & COMMERCIAL MORTGAGE-BACKED SECURITIES - 7.5% - (continued)
	Cayman Islands - 1.6% - (continued)
$ 2,330,000	Stratus CLO Ltd. 4.61%, 12/28/2029, 3 mo. USD LIBOR + 1.900%(1)(2)	$ 2,204,047
1,000,000	Symphony CLO XXII Ltd. 4.89%, 04/18/2033, 3 mo. USD LIBOR + 2.150%(1)(2)	938,248
1,000,000	TCI-Flatiron CLO Ltd. 8.73%, 01/17/2032, 3 mo.USD SOFR + 6.250%(1)(2)	903,416
812,806	Thunderbolt Aircraft Lease Ltd. 4.15%, 09/15/2038(1)	719,408
		54,894,295
	United States - 5.5%
	Aaset Trust
700,316	3.54%, 01/15/2047(1)	577,650
1,308,479	3.84%, 05/15/2039(1)	898,731
1,505,000	Affirm Asset Securitization Trust 4.55%, 06/15/2027(1)	1,491,453
1,400,000	Ajax Mortgage Loan Trust 2.35%, 09/25/2065(1)(3)	1,245,999
2,384,000	AMSR Trust 2.01%, 11/17/2037(1)	2,198,969
1,675,000	Angel Oak Mortgage Trust 3.81%, 04/25/2065(1)(3)	1,518,903
1,650,000	Antler Mortgage Trust 2.12%, 11/25/2024(1)(3)	1,594,798
1,435,000	Avis Budget Rental Car Funding AESOP LLC 4.56%, 03/20/2024(1)	1,431,473
545,000	Bank of America Merrill Lynch Commercial Mortgage Trust 3.00%, 07/15/2049(1)	444,065
	BBCMS Mortgage Trust
5,224,251	1.62%, 04/15/2053(3)(4)	421,316
545,000	3.70%, 08/15/2036, 1 mo. USD LIBOR + 1.700%(1)(2)	527,063
	Bellemeade Re Ltd.
2,255,000	5.96%, 10/25/2030, 1 mo. USD LIBOR + 3.700%(1)(2)	2,253,158
2,430,000	7.11%, 10/25/2030, 1 mo. USD LIBOR + 4.850%(1)(2)	2,409,379
2,739,283	Benchmark Mortgage Trust 1.03%, 03/15/2052(3)(4)	144,058
1,150,000	BPR Trust 3.63%, 12/15/2023, 1 mo. USD SOFR + 1.525%(1)(2)	1,102,036
	BRAVO Residential Funding Trust
2,598,096	1.99%, 10/25/2059(1)	2,481,808
432,000	2.29%, 03/25/2060(1)(3)	396,211
1,090,000	2.32%, 02/25/2049(1)(3)	1,003,634
1,334,000	5.09%, 05/25/2060(1)(3)	1,261,571
	BX Commercial Mortgage Trust
1,169,000	4.00%, 09/15/2036, 1 mo. USD LIBOR + 2.000%(1)(2)	1,104,361
2,990,000	4.07%, 06/15/2027, 1 mo. USD SOFR + 2.115%(1)(2)	2,954,329
1,020,701	4.10%, 10/15/2037, 1 mo. USD LIBOR + 2.100%(1)(2)	980,255
2,272,363	4.75%, 10/15/2037, 1 mo. USD LIBOR + 2.750%(1)(2)	2,116,578
	BX Trust
3,100,000	3.59%, 09/15/2034, 1 mo. USD LIBOR + 1.587%(1)(2)	2,909,591
1,928,500	3.97%, 09/15/2037, 1 mo. USD LIBOR + 1.975%(1)(2)	1,820,361
690,000	4.25%, 01/15/2034, 1 mo. USD LIBOR + 2.250%(1)(2)	647,054
Shares or Principal Amount		Market Value†
ASSET & COMMERCIAL MORTGAGE-BACKED SECURITIES - 7.5% - (continued)
	United States - 5.5% - (continued)
$ 1,360,000	BXSC Commercial Mortgage Trust 4.35%, 03/15/2035, 1 mo. USD SOFR + 2.391%(1)(2)	$ 1,308,866
895,000	CAMB Commercial Mortgage Trust 3.75%, 12/15/2037, 1 mo. USD LIBOR + 1.750%(1)(2)	864,210
7,038,158	Cantor Commercial Real Estate 1.14%, 05/15/2052(3)(4)	377,114
	Castlelake Aircraft Structured Trust
425,491	2.74%, 08/15/2041(1)	382,253
1,098,775	3.97%, 04/15/2039(1)	980,876
4,135,822	CF Hippolyta LLC 2.28%, 07/15/2060(1)	3,786,933
1,530,717	Citigroup Mortgage Loan Trust 3.23%, 11/25/2070(1)	1,527,314
2,258,000	COLT Mortgage Loan Trust 3.31%, 07/27/2054(1)(3)	1,876,440
770,000	Commercial Mortgage Trust 4.68%, 02/10/2047(3)	753,971
	Connecticut Avenue Securities Trust
3,386,684	2.36%, 12/25/2041, 3 mo. USD SOFR + 0.850%(1)(2)	3,306,082
2,706,138	2.71%, 01/25/2042, 3 mo. USD SOFR + 1.200%(1)(2)	2,652,016
1,088,519	4.26%, 05/25/2042, 3 mo. USD SOFR + 2.750%(1)(2)	1,093,911
222,312	4.36%, 10/25/2039, 1 mo. USD LIBOR + 2.100%(1)(2)	222,131
1,818,416	4.41%, 11/25/2039, 1 mo. USD LIBOR + 2.150%(1)(2)	1,779,313
993,249	4.47%, 06/25/2042, 3 mo. USD SOFR + 2.950%(1)(2)	1,002,138
485,000	5.51%, 01/25/2040, 1 mo. USD LIBOR + 3.250%(1)(2)	439,430
2,105,000	5.91%, 02/25/2040, 1 mo. USD LIBOR + 3.650%(1)(2)	2,058,683
2,400,000	6.61%, 07/25/2031, 1 mo. USD LIBOR + 4.350%(1)(2)	2,401,454
3,667,391	7.51%, 06/25/2039, 1 mo. USD LIBOR + 5.250%(1)(2)	3,747,529
	CSAIL Commercial Mortgage Trust
10,665,787	0.57%, 08/15/2051(3)(4)	278,715
12,737,118	0.82%, 04/15/2050(3)(4)	192,918
628,449	CSMC Trust 3.25%, 04/25/2047(1)(3)	590,292
148,394	Diamond Resorts Owner Trust 1.51%, 11/21/2033(1)	139,605
375,000	DT Auto Owner Trust 2.65%, 09/15/2028(1)	329,868
	Eagle RE Ltd.
3,000,000	4.06%, 01/25/2030, 1 mo. USD LIBOR + 1.800%(1)(2)	2,872,814
681,645	7.86%, 10/25/2030, 1 mo. USD LIBOR + 5.600%(1)(2)	681,642
1,050,000	9.26%, 10/25/2030, 1 mo. USD LIBOR + 7.000%(1)(2)	1,058,929
1,315,000	ExteNet LLC 3.20%, 07/26/2049(1)	1,266,022
	Fannie Mae Connecticut Avenue Securities
1,518,197	4.26%, 03/25/2031, 1 mo. USD LIBOR + 2.000%(2)	1,516,556
2,019,861	4.61%, 01/25/2031, 1 mo. USD LIBOR + 2.350%(2)	2,000,800
1,685,753	4.86%, 05/25/2024, 1 mo. USD LIBOR + 2.600%(2)	1,702,566

260

The Hartford World Bond Fund
Schedule of Investments – (continued)
July 31, 2022  (Unaudited)

Shares or Principal Amount		Market Value†
ASSET & COMMERCIAL MORTGAGE-BACKED SECURITIES - 7.5% - (continued)
	United States - 5.5% - (continued)
$ 2,060,227	5.26%, 07/25/2024, 1 mo. USD LIBOR + 3.000%(2)	$ 2,087,783
2,325,000	6.51%, 01/25/2031, 1 mo. USD LIBOR + 4.250%(2)	2,381,785
1,886,590	6.66%, 01/25/2024, 1 mo. USD LIBOR + 4.400%(2)	1,936,662
213,651	7.16%, 11/25/2024, 1 mo. USD LIBOR + 4.900%(2)	221,104
114,903	FCI Funding LLC 3.63%, 02/18/2031(1)	114,799
600,000	First Investors Auto Owner Trust 3.14%, 11/15/2028(1)	523,545
2,040,000	FirstKey Homes Trust 3.02%, 10/19/2037(1)	1,858,330
960,000	FRTKL 3.17%, 09/17/2038(1)	843,420
368,669	FWD Securitization Trust 2.44%, 01/25/2050(1)(3)	351,142
425,000	GS Auto Receivables Trust 3.97%, 01/18/2028(1)	403,877
1,737,775	GS Mortgage Securities Corp. Trust 3.70%, 09/15/2031, 1 mo. USD LIBOR + 1.700%(1)(2)	1,743,977
1,730,000	Hertz Vehicle Financing LLC 4.61%, 09/25/2026(1)	1,680,855
2,105,164	Home Partners of America Trust 4.73%, 04/17/2039(1)	2,037,135
2,750,000	Home Re Ltd. 4.36%, 10/25/2034, 3 mo. USD SOFR + 2.850%(1)(2)	2,748,310
1,300,000	HONO LULU Mortgage Trust 3.85%, 10/15/2036, 1 mo. USD LIBOR + 1.850%(1)(2)	1,239,308
	Horizon Aircraft Finance Ltd.
2,168,758	3.43%, 11/15/2039(1)	1,893,369
1,207,411	4.46%, 12/15/2038(1)	1,051,081
	JP Morgan Chase Bank NA
347,120	2.10%, 02/26/2029(1)	333,731
502,121	2.81%, 03/25/2051, 3 mo. USD SOFR + 1.300%(1)(2)	482,253
	JP Morgan Chase Commercial Mortgage Securities Trust
2,580,000	3.62%, 01/16/2037(1)	2,389,320
2,630,000	3.70%, 04/15/2038, 1 mo. USD LIBOR + 1.700%(1)(2)	2,497,709
40,278,108	JPMBB Commercial Mortgage Securities Trust 0.60%, 09/15/2047(3)(4)	398,943
	Legacy Mortgage Asset Trust
336,411	1.89%, 10/25/2066(1)	327,686
997,738	3.00%, 06/25/2059(1)	996,301
3,079,119	3.25%, 11/25/2059(1)	3,064,626
1,882,944	Lendbuzz Securitization Trust 1.46%, 06/15/2026(1)	1,820,090
	LHOME Mortgage Trust
1,680,000	2.09%, 06/25/2026(1)	1,594,977
1,450,000	2.09%, 09/25/2026(1)(3)	1,360,754
915,000	3.97%, 02/25/2027(1)	878,331
1,690,709	Life Mortgage Trust 4.35%, 03/15/2038, 1 mo. USD LIBOR + 2.350%(1)(2)	1,578,623
	LSTAR Securities Investment Ltd.
1,175,225	4.17%, 02/01/2026, 1 mo. USD LIBOR + 1.800%(1)(2)	1,125,472
1,178,764	5.87%, 04/01/2024, 1 mo. USD LIBOR + 2.500%(1)(2)	1,164,339
Shares or Principal Amount		Market Value†
ASSET & COMMERCIAL MORTGAGE-BACKED SECURITIES - 7.5% - (continued)
	United States - 5.5% - (continued)
	Mercury Financial Credit Card Master Trust
$ 885,000	1.54%, 03/20/2026(1)	$ 839,979
2,075,000	2.50%, 09/21/2026(1)	1,974,645
3,000,000	MHC Commercial Mortgage Trust 3.60%, 04/15/2038, 1 mo. USD LIBOR + 1.601%(1)(2)	2,838,642
	Morgan Stanley Capital Trust
7,913,703	1.33%, 06/15/2050(3)(4)	338,454
1,600,000	3.20%, 07/15/2035, 1 mo. USD LIBOR + 1.200%(1)(2)	1,544,629
1,620,000	4.24%, 12/15/2036, 1 mo. USD LIBOR + 2.244%(1)(2)	1,524,478
1,118,700	Neighborly Issuer LLC 3.58%, 04/30/2051(1)	972,345
3,115,000	New York Mortgage Trust 2.24%, 05/25/2026(1)	2,947,458
348,165	Oaktown Re VI Ltd. 3.16%, 10/25/2033, 3 mo. USD SOFR + 1.650%(1)(2)	346,911
1,612,188	Planet Fitness Master Issuer LLC 4.67%, 09/05/2048(1)	1,570,221
181,336	PMT Credit Risk Transfer Trust 5.00%, 10/27/2022, 1 mo. USD LIBOR + 2.700%(1)(2)	180,398
	Preston Ridge Partners Mortgage Trust LLC
1,574,863	1.79%, 06/25/2026(1)	1,521,644
546,465	2.36%, 11/25/2025(1)	523,524
780,000	3.47%, 07/25/2026(1)	728,596
1,145,000	3.67%, 08/25/2026(1)	1,103,140
970,000	3.72%, 04/25/2026(1)	904,148
1,870,000	3.97%, 10/25/2026(1)(3)	1,735,732
	Pretium Mortgage Credit Partners LLC
565,000	3.72%, 07/25/2051(1)	531,925
1,325,000	3.84%, 07/25/2051(1)	1,265,243
	Progress Residential Trust
755,000	2.30%, 10/17/2027(1)	694,560
1,335,000	2.55%, 04/19/2038(1)	1,206,646
1,970,000	3.18%, 10/17/2038(1)	1,672,930
395,000	Ready Capital Mortgage Financing LLC 4.16%, 07/25/2036, 1 mo. USD LIBOR + 1.900%(1)(2)	365,409
2,011,665	Santander Bank Auto Credit 5.28%, 05/15/2032(1)	1,992,088
1,094,779	Sapphire Aviation Finance Ltd. 3.23%, 03/15/2040(1)	965,963
955,000	SFO Commercial Mortgage Trust 3.50%, 05/15/2038, 1 mo. USD LIBOR + 1.500%(1)(2)	902,190
845,000	SG Commercial Mortgage Securities Trust 4.82%, 10/10/2048(3)	770,742
6,632,284	SLG Office Trust 0.26%, 07/15/2041(1)(3)(4)	117,124
758,625	Sonic Capital LLC 2.19%, 08/20/2051(1)	656,978
1,635,000	Starwood Residential Mortgage 4.56%, 04/17/2038, 1 mo. USD LIBOR + 2.400%(1)(2)	1,577,255
	Toorak Mortgage Corp. Ltd.
1,370,000	2.24%, 06/25/2024(1)	1,284,343
2,200,000	4.21%, 09/25/2022	2,119,615

261

The Hartford World Bond Fund
Schedule of Investments – (continued)
July 31, 2022  (Unaudited)

Shares or Principal Amount		Market Value†
ASSET & COMMERCIAL MORTGAGE-BACKED SECURITIES - 7.5% - (continued)
	United States - 5.5% - (continued)
$ 954,000	Tricolor Auto Securitization Trust 4.34%, 05/15/2025(1)	$ 939,997
490,000	Tricon Residential Trust 4.75%, 04/17/2039(1)	486,793
3,325,000	Vantage Data Centers Issuer LLC 1.65%, 09/15/2045(1)	3,037,267
	VCAT LLC
3,476,000	3.84%, 08/25/2051(1)	3,251,167
1,270,000	3.97%, 09/25/2051(1)	1,191,680
1,700,000	Verus Securitization Trust 3.20%, 10/25/2063(1)(3)	1,456,116
1,069,000	Vista Point Securitization Trust 3.40%, 04/25/2065(1)(3)	1,017,980
517,923	VOLT C LLC 1.99%, 05/25/2051(1)	503,573
750,000	VOLT XCIII LLC 4.83%, 02/27/2051(1)	717,079
1,513,008	VOLT XCV LLC 2.24%, 03/27/2051(1)	1,435,259
1,007,789	VOLT XCVI LLC 2.12%, 03/27/2051(1)	977,695
1,865,000	VOLT XCVII LLC 4.83%, 04/25/2051(1)	1,682,040
1,797,510	Wave LLC 3.60%, 09/15/2044(1)	1,477,317
	Wells Fargo Commercial Mortgage Trust
2,000,000	3.07%, 08/15/2049(3)	1,662,631
1,455,000	3.15%, 09/15/2057(1)	1,258,561
	Wells Fargo N.A.
3,590,084	0.94%, 02/15/2052(3)(4)	169,535
10,237,334	1.02%, 04/15/2052(3)(4)	550,092
9,550,947	1.23%, 03/15/2063(3)(4)	650,743
1,825,000	Westlake Automobile Receivables Trust 2.33%, 08/17/2026(1)	1,687,974
	WF-RBS Commercial Mortgage Trust
8,727,908	1.25%, 03/15/2047(3)(4)	118,254
1,743,560	4.84%, 06/15/2044(1)(3)	1,739,627
		185,985,167
	Total Asset & Commercial Mortgage-Backed Securities (cost $267,657,480)	$ 252,917,733
CONVERTIBLE BONDS - 0.2%
	United Kingdom - 0.0%
GBP 1,000,000	Trainline plc 1.00%, 01/14/2026(5)	$ 1,075,500
	United States - 0.2%
$ 260,000	Ford Motor Co. 0.00%, 03/15/2026(6)	276,900
632,000	Insulet Corp. 0.38%, 09/01/2026	792,528
500,000	JetBlue Airways Corp. 0.50%, 04/01/2026	356,500
580,000	NuVasive, Inc. 0.38%, 03/15/2025	530,700
4,555,000	Teva Pharmaceutical Finance Co. LLC 0.25%, 02/01/2026	4,469,066
		6,425,694
	Total Convertible Bonds (cost $7,872,827)	$ 7,501,194
CORPORATE BONDS - 15.1%
	Australia - 0.0%
1,380,000	FMG Resources August 2006 Pty Ltd. 4.50%, 09/15/2027(1)	$ 1,273,050
	Bermuda - 0.0%
1,595,000	NCL Corp. Ltd. 5.88%, 02/15/2027(1)	1,465,805
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 15.1% - (continued)
	Cayman Islands - 0.0%
$ 875,000	CIFI Holdings Group Co., Ltd. 4.38%, 04/12/2027(5)	$ 293,344
875,000	Country Garden Holdings Co., Ltd. 5.63%, 01/14/2030(5)	279,569
440,000	Hawaiian Brand Intellectual Property Ltd. 5.75%, 01/20/2026(1)	426,417
		999,330
	Chile - 0.2%
4,643,448	Alfa Desarrollo S.p.A. 4.55%, 09/27/2051(5)	3,343,283
4,928,000	Empresa Nacional de Telecomunicaciones S.A. 3.05%, 09/14/2032(5)	4,004,000
		7,347,283
	France - 0.4%
	Altice France S.A.
EUR 3,685,000	2.50%, 01/15/2025(1)	3,474,369
4,555,000	3.38%, 01/15/2028(1)	3,863,751
400,000	4.13%, 01/15/2029(5)	342,387
985,000	4.25%, 10/15/2029(1)	830,583
$ 750,000	5.13%, 01/15/2029(1)	637,627
EUR 1,635,000	5.88%, 02/01/2027(5)	1,572,710
1,554,000	CAB SELAS 3.38%, 02/01/2028(1)	1,381,486
		12,102,913
	Ireland - 0.3%
$ 7,800,000	AerCap Ireland Capital DAC / AerCap Global Aviation Trust 1.75%, 10/29/2024	7,230,407
1,645,000	Ardagh Packaging Finance plc / Ardagh Holdings USA, Inc. 4.13%, 08/15/2026(1)	1,447,600
		8,678,007
	Italy - 0.2%
EUR 5,800,000	Autostrade per l'Italia S.p.A. 5.88%, 06/09/2024	6,259,435
	Japan - 0.2%
	NTT Finance Corp.
$ 2,235,000	4.14%, 07/26/2024(1)	2,257,588
3,715,000	4.24%, 07/25/2025(1)	3,776,758
		6,034,346
	Jersey - 0.1%
	Adient Global Holdings Ltd.
EUR 1,605,000	3.50%, 08/15/2024(5)	1,564,338
$ 960,000	4.88%, 08/15/2026(1)	897,782
		2,462,120
	Liberia - 0.6%
	Royal Caribbean Cruises Ltd.
2,735,000	5.25%, 11/15/2022	2,713,995
4,000,000	5.50%, 08/31/2026(1)	3,159,193
6,159,000	9.13%, 06/15/2023(1)	6,252,063
6,607,000	10.88%, 06/01/2023(1)	6,755,558
		18,880,809
	Luxembourg - 0.2%
EUR 2,075,000	Altice Financing S.A. 2.25%, 01/15/2025(1)	1,973,865

262

The Hartford World Bond Fund
Schedule of Investments – (continued)
July 31, 2022  (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 15.1% - (continued)
	Luxembourg - 0.2% - (continued)
EUR 1,013,707	ARD Finance S.A. (5.00% Cash, 5.75% PIK) 5.00%, 06/30/2027(1)(7)	$ 773,953
$ 4,335,000	EIG Pearl Holding S.a.r.l. 4.39%, 11/30/2046(1)	3,504,189
		6,252,007
	Mexico - 0.1%
2,556,000	Sigma Alimentos S.A. de C.V. 4.13%, 05/02/2026(5)	2,469,735
2,085,000	Unifin Financiera S.A.B. de C.V. 9.88%, 01/28/2029(1)	1,105,050
		3,574,785
	Mult - 0.3%
	Clarios Global L.P. / Clarios U.S. Finance Co.
EUR 6,876,000	4.38%, 05/15/2026(5)	6,507,570
1,115,000	4.38%, 05/15/2026(1)	1,055,256
$ 3,245,000	6.25%, 05/15/2026(1)	3,275,649
		10,838,475
	Netherlands - 0.6%
EUR 2,360,000	Energizer Gamma Acquisition B.V. 3.50%, 06/30/2029(1)	1,820,330
$ 11,660,000	Prosus N.V. 3.26%, 01/19/2027(5)	10,532,269
	Teva Pharmaceutical Finance Netherlands II B.V.
EUR 1,530,000	3.75%, 05/09/2027	1,450,159
877,000	6.00%, 01/31/2025	919,766
$ 630,000	Teva Pharmaceutical Finance Netherlands III B.V. 6.00%, 04/15/2024	635,512
EUR 2,005,000	Titan Holdings II B.V. 5.13%, 07/15/2029(1)	1,695,393
	United Group B.V.
1,750,000	3.63%, 02/15/2028(5)	1,391,521
545,000	4.00%, 11/15/2027(1)	447,830
995,000	5.14%, 02/01/2029, 3 mo. EURIBOR + 4.875%(1)(2)	908,788
670,000	5.25%, 02/01/2030(1)	534,597
		20,336,165
	Norway - 0.1%
$ 4,825,000	Aker BP ASA 3.00%, 01/15/2025(1)	4,667,215
	Panama - 0.1%
	Carnival Corp.
1,645,000	6.00%, 05/01/2029(1)	1,263,209
1,265,000	9.88%, 08/01/2027(1)	1,310,774
		2,573,983
	Spain - 0.3%
	Lorca Telecom Bondco S.A.
EUR 5,920,000	4.00%, 09/18/2027(5)	5,522,153
4,935,000	4.00%, 09/18/2027(1)	4,603,349
		10,125,502
	Sweden - 0.0%
425,000	Verisure Holding AB 3.25%, 02/15/2027(5)	380,075
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 15.1% - (continued)
	Switzerland - 0.4%
	Credit Suisse Group AG
$ 6,850,000	6.25%, 12/18/2024, (6.25% fixed rate until 12/18/2024; 5 year USD Swap + 3.455% thereafter)(1)(8)(9)	$ 6,555,587
7,175,000	7.50%, 12/11/2023, (7.50% fixed rate until 12/11/2023; 5 year USD Swap + 4.598% thereafter)(5)(8)(9)	7,044,229
		13,599,816
	United Kingdom - 0.5%
6,775,000	GSK Consumer Healthcare Capital UK plc 3.13%, 03/24/2025(1)	6,684,524
	Sky Ltd.
7,375,000	3.13%, 11/26/2022(1)	7,371,571
2,700,000	3.75%, 09/16/2024(1)	2,709,264
EUR 700,000	Virgin Media Finance plc 3.75%, 07/15/2030(5)	574,258
		17,339,617
	United States - 10.5%
$ 7,370,000	Abbott Laboratories 2.95%, 03/15/2025(10)	7,343,222
6,050,000	AbbVie, Inc. 2.60%, 11/21/2024	5,923,978
610,000	Acadia Healthcare Co., Inc. 5.00%, 04/15/2029(1)	591,120
725,000	Acrisure LLC / Acrisure Finance, Inc. 10.13%, 08/01/2026(1)	734,601
	American Tower Corp.
4,315,000	2.40%, 03/15/2025	4,135,734
770,000	2.95%, 01/15/2025	752,414
1,000,000	4.00%, 06/01/2025	998,794
1,085,000	Antero Midstream Partners L.P. / Antero Midstream Finance Corp. 5.75%, 01/15/2028(1)	1,060,587
1,370,000	Apache Corp. 4.38%, 10/15/2028	1,277,525
750,000	APX Group, Inc. 5.75%, 07/15/2029(1)(10)	625,558
725,000	Artera Services LLC 9.03%, 12/04/2025(1)	589,063
3,680,000	Avantor Funding, Inc. 4.63%, 07/15/2028(1)	3,528,769
1,350,000	Baxter International, Inc. 0.87%, 12/01/2023	1,302,820
930,000	BCPE Ulysses Intermediate, Inc. (7.75% Cash, 8.50% PIK) 7.75%, 04/01/2027(1)(7)	651,000
	Becton Dickinson and Co.
6,325,000	3.36%, 06/06/2024	6,277,328
3,775,000	3.73%, 12/15/2024	3,779,209
1,010,000	Berry Global, Inc. 4.88%, 07/15/2026(1)	991,537
18,525,000	Boeing Co. 4.51%, 05/01/2023	18,579,908
	Brighthouse Financial Global Funding
945,000	1.00%, 04/12/2024(1)	895,690
3,225,000	2.88%, 04/12/2024, 3 mo. USD SOFR + 0.760%(1)(2)	3,200,602
8,115,000	Broadcom, Inc. 3.42%, 04/15/2033(1)	7,011,163
	Buckeye Partners L.P.
1,570,000	4.13%, 03/01/2025(1)	1,506,219
895,000	4.50%, 03/01/2028(1)	817,889
	Caesars Entertainment, Inc.
650,000	6.25%, 07/01/2025(1)	648,375
275,000	8.13%, 07/01/2027(1)	275,371

263

The Hartford World Bond Fund
Schedule of Investments – (continued)
July 31, 2022  (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 15.1% - (continued)
	United States - 10.5% - (continued)
$ 650,000	Caesars Resort Collection LLC / CRC Finco, Inc. 5.75%, 07/01/2025(1)	$ 650,097
	Charter Communications Operating LLC / Charter Communications Operating Capital
4,756,000	4.50%, 02/01/2024	4,787,001
9,300,000	4.91%, 07/23/2025	9,433,308
1,760,000	CHS/Community Health Systems, Inc. 5.63%, 03/15/2027(1)	1,565,450
8,460,000	Cigna Corp. 4.13%, 11/15/2025	8,583,262
	Cinemark USA, Inc.
1,630,000	5.25%, 07/15/2028(1)(10)	1,454,775
590,000	5.88%, 03/15/2026(1)(10)	566,559
700,000	Clearway Energy Operating LLC 4.75%, 03/15/2028(1)	679,000
730,000	Clydesdale Acquisition Holdings, Inc. 6.63%, 04/15/2029(1)	737,096
3,400,000	CommonSpirit Health 2.76%, 10/01/2024	3,315,825
450,000	Condor Merger Sub, Inc. 7.38%, 02/15/2030(1)	395,089
1,100,000	Credit Acceptance Corp. 5.13%, 12/31/2024(1)	1,055,724
3,300,000	Crown Castle International Corp. 3.20%, 09/01/2024	3,261,872
3,500,000	CVS Health Corp. 2.63%, 08/15/2024	3,458,815
1,145,000	Darling Ingredients, Inc. 6.00%, 06/15/2030(1)	1,189,105
	Discovery Communications LLC
4,185,000	2.95%, 03/20/2023	4,172,599
1,750,000	3.80%, 03/13/2024	1,743,367
	Dominion Energy, Inc.
4,970,000	2.45%, 01/15/2023(1)	4,941,039
6,790,000	3.30%, 03/15/2025	6,718,212
3,187,000	DT Midstream, Inc. 4.13%, 06/15/2029(1)	2,950,397
2,575,000	Elevance Health, Inc. 3.35%, 12/01/2024	2,557,076
2,111,000	EnLink Midstream LLC 5.63%, 01/15/2028(1)	2,049,095
	EQM Midstream Partners L.P.
970,000	4.00%, 08/01/2024	929,825
1,323,000	4.50%, 01/15/2029(1)	1,184,085
1,135,000	6.00%, 07/01/2025(1)	1,132,185
2,325,000	Exelon Corp. 3.95%, 06/15/2025	2,333,940
EUR 23,275,000	Fidelity National Information Services, Inc. 0.63%, 12/03/2025	22,796,239
	Ford Motor Credit Co. LLC
$ 485,000	3.35%, 11/01/2022	483,413
5,885,000	3.37%, 11/17/2023	5,768,183
1,475,000	3.55%, 10/07/2022	1,471,886
1,775,000	3.81%, 01/09/2024	1,753,339
1,049,000	4.06%, 11/01/2024	1,031,954
6,950,000	4.14%, 02/15/2023(10)	6,940,370
1,380,000	4.25%, 09/20/2022	1,383,133
850,000	4.38%, 08/06/2023	851,300
2,585,000	5.13%, 06/16/2025	2,580,851
501,000	5.58%, 03/18/2024	504,770
	Freedom Mortgage Corp.
1,175,000	6.63%, 01/15/2027(1)	901,414
1,300,000	7.63%, 05/01/2026(1)	1,067,712
850,000	8.13%, 11/15/2024(1)	760,750
150,000	8.25%, 04/15/2025(1)	134,250
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 15.1% - (continued)
	United States - 10.5% - (continued)
$ 475,000	Frontier Communications Holdings LLC 5.88%, 11/01/2029	$ 399,000
10,590,000	General Motors Co. 5.40%, 10/02/2023	10,778,934
	Global Payments, Inc.
825,000	3.75%, 06/01/2023	824,852
2,975,000	4.00%, 06/01/2023	2,974,911
2,190,000	GSK Consumer Healthcare Capital US LLC 3.02%, 03/24/2024(1)	2,163,228
643,000	HCA, Inc. 7.50%, 11/15/2095	700,870
4,180,000	Hewlett Packard Enterprise Co. 4.45%, 10/02/2023	4,217,523
4,075,000	Home Point Capital, Inc. 5.00%, 02/01/2026(1)	2,806,276
700,000	II-VI, Inc. 5.00%, 12/15/2029(1)	666,750
2,675,000	International Business Machines Corp. 3.00%, 05/15/2024	2,659,133
	IQVIA, Inc.
EUR 685,000	1.75%, 03/15/2026(5)	659,490
1,465,000	2.25%, 01/15/2028(1)	1,349,184
	Magallanes, Inc.
$ 7,015,000	3.43%, 03/15/2024(1)	6,905,949
5,760,000	3.64%, 03/15/2025(1)	5,641,974
3,680,000	3.66%, 03/15/2024(1)(2)	3,666,752
5,295,000	3.76%, 03/15/2027(1)	5,090,406
650,000	Mattel, Inc. 5.88%, 12/15/2027(1)	664,625
1,575,000	Mauser Packaging Solutions Holding Co. 7.25%, 04/15/2025(1)	1,444,322
5,875,000	McDonald's Corp. 3.30%, 07/01/2025	5,869,956
2,335,000	Medline Borrower L.P. 3.88%, 04/01/2029(1)	2,110,256
1,715,000	Michaels Cos., Inc. 5.25%, 05/01/2028(1)	1,430,499
1,990,000	Midcap Financial Issuer Trust 6.50%, 05/01/2028(1)	1,828,412
2,080,000	Mileage Plus Holdings LLC / Mileage Plus Intellectual Property Assets Ltd. 6.50%, 06/20/2027(1)	2,100,779
1,415,000	Minerva Merger Sub, Inc. 6.50%, 02/15/2030(1)	1,280,575
2,925,000	Mondelez International, Inc. 2.13%, 03/17/2024	2,867,755
	Netflix, Inc.
2,315,000	4.38%, 11/15/2026	2,314,907
6,300,000	5.88%, 02/15/2025	6,520,194
1,280,000	Nielsen Finance LLC / Nielsen Finance Co. 4.50%, 07/15/2029(1)	1,202,893
	Novelis Corp.
1,515,000	3.25%, 11/15/2026(1)	1,409,798
800,000	3.88%, 08/15/2031(1)	684,000
	Occidental Petroleum Corp.
750,000	3.20%, 08/15/2026	704,443
685,000	5.55%, 03/15/2026	703,837
745,000	OT Merger Corp. 7.88%, 10/15/2029(1)	521,500
	Penske Truck Leasing Co. L.P. / PTL Finance Corp.
1,000,000	2.70%, 03/14/2023(1)	993,691
2,225,000	3.45%, 07/01/2024(1)	2,186,507
1,083,000	3.90%, 02/01/2024(1)	1,079,524
1,625,000	4.25%, 01/17/2023(1)	1,628,805
6,865,000	PepsiCo, Inc. 2.25%, 03/19/2025	6,738,693
1,250,000	PetSmart, Inc. 4.75%, 02/15/2028(1)	1,184,687

264

The Hartford World Bond Fund
Schedule of Investments – (continued)
July 31, 2022  (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 15.1% - (continued)
	United States - 10.5% - (continued)
$ 920,000	Photo Holdings Merger Sub, Inc. 8.50%, 10/01/2026(1)	$ 678,008
295,000	Range Resources Corp. 4.75%, 02/15/2030(1)(10)	281,725
5,850,000	Raytheon Technologies Corp. 3.20%, 03/15/2024	5,838,289
750,000	ROBLOX Corp. 3.88%, 05/01/2030(1)	656,808
2,400,000	Southern Co. 2.95%, 07/01/2023	2,391,689
1,420,000	Southwestern Energy Co. 4.75%, 02/01/2032	1,324,150
2,980,000	Sprint Communications, Inc. 6.00%, 11/15/2022	2,994,900
17,650,000	Sprint Corp. 7.88%, 09/15/2023	18,285,135
	Sprint Spectrum Co. LLC / Sprint Spectrum Co. II LLC / Sprint Spectrum Co. III LLC
2,516,256	4.74%, 03/20/2025(1)	2,528,535
4,660,000	5.15%, 09/20/2029(1)	4,712,949
	Staples, Inc.
550,000	7.50%, 04/15/2026(1)	484,858
475,000	10.75%, 04/15/2027(1)	354,001
670,000	Stericycle, Inc. 3.88%, 01/15/2029(1)	612,601
1,985,000	Tenet Healthcare Corp. 6.13%, 06/15/2030(1)	2,005,088
5,600,000	T-Mobile USA, Inc. 2.25%, 02/15/2026	5,229,000
950,000	TransDigm, Inc. 5.50%, 11/15/2027	899,431
	United Wholesale Mortgage LLC
710,000	5.50%, 11/15/2025(1)	663,083
2,620,000	5.75%, 06/15/2027(1)	2,287,402
	Venture Global Calcasieu Pass LLC
865,000	3.88%, 08/15/2029(1)	798,153
750,000	4.13%, 08/15/2031(1)	691,417
5,182,000	VICI Properties L.P. / VICI Note Co., Inc. 4.25%, 12/01/2026(1)	4,865,747
905,000	WW International, Inc. 4.50%, 04/15/2029(1)(10)	660,650
		351,992,347
	Total Corporate Bonds (cost $539,985,227)	$ 507,183,085
FOREIGN GOVERNMENT OBLIGATIONS - 54.3%
	Australia - 4.9%
	Australia Government Bond
AUD 61,550,000	1.75%, 11/21/2032(5)	$ 37,962,739
15,824,000	1.75%, 06/21/2051(5)	7,660,207
72,810,000	2.75%, 11/21/2027(5)	50,661,857
25,591,000	3.00%, 03/21/2047(5)	16,555,169
69,887,000	4.75%, 04/21/2027(5)	53,035,483
		165,875,455
	Canada - 5.2%
CAD 27,785,000	Canada Housing Trust No. 1 1.60%, 12/15/2031(1)	19,170,685
	Canadian Government Bond
86,012,000	0.25%, 11/01/2022	66,745,594
22,956,000	0.25%, 08/01/2023	17,424,223
44,713,000	2.25%, 03/01/2024	34,538,842
49,801,000	Province of Ontario Canada 2.65%, 02/05/2025	38,424,570
		176,303,914
Shares or Principal Amount		Market Value†
FOREIGN GOVERNMENT OBLIGATIONS - 54.3% - (continued)
	France - 0.4%
	French Republic Government Bond OAT
EUR 6,103,656	0.10%, 07/25/2031(1)(5)(11)	$ 6,975,002
7,082,000	0.75%, 05/25/2052(5)	5,302,803
		12,277,805
	Germany - 0.4%
6,791,591	Deutsche Bundesrepublik Inflation Linked Bond 0.50%, 04/15/2030(5)(11)	8,143,445
6,447,000	State of North Rhine-Westphalia Germany 1.45%, 01/19/2122(5)	4,890,405
		13,033,850
	Japan - 20.4%
	Japan Treasury Discount Bill
JPY 10,085,050,000	0.00%, 08/08/2022(6)	75,629,827
13,641,600,000	0.00%, 09/20/2022(6)	102,319,309
12,761,050,000	0.00%, 09/26/2022(6)	95,716,984
16,848,600,000	0.00%, 10/03/2022(6)	126,380,031
18,421,550,000	0.00%, 10/11/2022(6)	138,182,992
6,954,850,000	0.00%, 10/17/2022(6)	52,170,686
12,819,200,000	0.00%, 10/24/2022(6)	96,163,841
		686,563,670
	New Zealand - 4.6%
	Housing New Zealand Ltd.
NZD 8,200,000	1.53%, 09/10/2035(5)	3,734,248
25,110,000	4.42%, 10/15/2027	16,220,650
	New Zealand Government Bond
111,123,000	2.00%, 05/15/2032	61,686,313
20,400,000	2.75%, 05/15/2051	10,580,794
92,770,000	4.50%, 04/15/2027(5)	61,422,396
		153,644,401
	Norway - 5.1%
	Norway Government Bond
NOK 255,256,000	1.38%, 08/19/2030(1)(5)	23,767,481
162,865,000	1.75%, 03/13/2025(1)(5)	16,453,155
345,902,000	1.75%, 02/17/2027(1)(5)	34,332,163
508,487,000	1.75%, 09/06/2029(1)(5)	49,255,124
488,115,000	2.13%, 05/18/2032(1)(5)	47,588,826
		171,396,749
	Romania - 0.1%
$ 5,448,000	Romanian Government International Bond 5.25%, 11/25/2027(1)(10)	5,386,165
	South Korea - 8.9%
	Korea Treasury Bond
KRW 111,193,610,000	1.25%, 03/10/2026	80,287,449
89,258,270,000	1.38%, 09/10/2024	66,351,206
65,953,860,000	1.50%, 03/10/2025	48,776,559
109,431,170,000	2.25%, 06/10/2025	82,335,212
28,291,840,000	2.38%, 12/10/2031	20,408,033
		298,158,459
	Sweden - 3.9%
	Kommuninvest I Sverige AB
SEK 864,240,000	0.75%, 05/12/2028(5)	76,473,509
567,720,000	1.00%, 05/12/2025(5)	53,643,084
		130,116,593
	United Arab Emirates - 0.4%
$ 6,700,000	Abu Dhabi Government International Bond 2.13%, 09/30/2024(1)	6,537,203

265

The Hartford World Bond Fund
Schedule of Investments – (continued)
July 31, 2022  (Unaudited)

Shares or Principal Amount		Market Value†
FOREIGN GOVERNMENT OBLIGATIONS - 54.3% - (continued)
	United Arab Emirates - 0.4% - (continued)
	UAE International Government Bond
$ 5,370,000	4.05%, 07/07/2032(1)(10)	$ 5,584,081
1,730,000	4.95%, 07/07/2052(1)(10)	1,877,292
		13,998,576
	Total Foreign Government Obligations (cost $1,915,781,199)	$ 1,826,755,637
SENIOR FLOATING RATE INTERESTS - 4.1%(12)
	Canada - 0.1%
1,635,000	Air Canada 4.25%, 08/11/2028, 1 mo. USD LIBOR + 3.500%	$ 1,571,349
805,000	Great Canadian Gaming Corp. 6.10%, 11/01/2026, 1 mo. USD LIBOR + 4.000%	778,838
		2,350,187
	France - 0.1%
1,368,038	Banijay Entertainment S.A.S 5.54%, 03/01/2025, 1 mo. USD LIBOR + 3.750%	1,327,859
EUR 1,092,613	Numericable Group S.A. 3.24%, 07/31/2025, 3 mo. EURIBOR + 3.000%	1,054,594
		2,382,453
	Ireland - 0.0%
2,325,000	Virgin Media Ireland Ltd. 3.86%, 07/15/2029, 3 mo. EURIBOR + 3.500%	2,227,202
	Luxembourg - 0.1%
$ 2,020,612	Sunshine Luxembourg S.a.r.l. 6.00%, 10/01/2026, 1 mo. USD LIBOR + 3.750%	1,925,906
842,037	Zacapa LLC 6.30%, 03/22/2029, 1 mo. USD SOFR + 4.250%	800,465
		2,726,371
	Sweden - 0.1%
EUR 2,485,000	Verisure Holding AB 3.75%, 07/20/2026, 3 mo. EURIBOR + 3.250%	2,396,295
	United Kingdom - 0.4%
$ 2,552,887	Crown Finance U.S., Inc. 4.00%, 02/28/2025, 1 mo. USD LIBOR + 2.500%	1,627,210
	Froneri International Ltd.
EUR 1,645,000	3.01%, 01/29/2027, 3 mo. EURIBOR + 2.375%	1,547,611
$ 715,400	4.62%, 01/29/2027, 1 mo. USD LIBOR + 2.250%	685,110
EUR 585,000	LGC Group Holdings Ltd. 3.00%, 04/21/2027, 3 mo. EURIBOR + 3.000%	546,145
$ 2,695,479	Loire Finco Luxembourg S.a.r.l. 5.62%, 04/21/2027, 1 mo. USD LIBOR + 3.250%	2,523,642
EUR 1,730,000	Lorca Finco plc 4.00%, 09/17/2027, 3 mo. EURIBOR + 3.750%	1,676,786
Shares or Principal Amount		Market Value†
SENIOR FLOATING RATE INTERESTS - 4.1%(12) - (continued)
	United Kingdom - 0.4% - (continued)
EUR 2,715,000	Lorca Holdco Ltd. 4.50%, 09/17/2027, 3 mo. EURIBOR + 4.250%	$ 2,649,996
3,505,000	Verisure Holding AB 3.47%, 03/27/2028, 3 mo. EURIBOR + 3.250%	3,311,177
		14,567,677
	United States - 3.3%
$ 285,000	ABG Intermediate Holdings 2 LLC 8.43%, 12/20/2029, 1 mo. USD SOFR + 6.000%	259,350
	Acrisure LLC
2,360,600	5.87%, 02/15/2027, 1 mo. USD LIBOR + 3.500%	2,240,469
1,194,000	6.62%, 02/15/2027, 1 mo. USD LIBOR + 4.250%	1,152,210
665,000	Amentum Government Services Holdings LLC 5.16%, 02/15/2029, 1 mo. USD SOFR + 4.000%	643,594
2,099,138	APX Group, Inc. 5.66%, 07/10/2028, 1 mo. USD LIBOR + 3.500%	1,971,615
3,513,388	ASP Blade Holdings, Inc. 6.37%, 10/13/2028, 1 mo. USD LIBOR + 4.000%	3,050,078
	Asurion LLC
1,558,688	5.50%, 11/03/2023, 1 mo. USD LIBOR + 3.125%	1,530,024
238,510	5.62%, 12/23/2026, 1 mo. USD LIBOR + 3.250%	223,703
1,905,875	5.62%, 07/31/2027, 1 mo. USD LIBOR + 3.250%	1,788,664
2,215,000	7.62%, 01/31/2028, 1 mo. USD LIBOR + 5.250%	1,893,825
2,385,000	7.62%, 01/20/2029, 1 mo. USD LIBOR + 5.250%	2,036,790
	Athenahealth, Inc.
201,449	3.50%, 02/15/2029, 1 mo. USD SOFR + 3.500%(13)	191,629
1,188,551	5.65%, 02/15/2029, 1 mo. USD SOFR + 3.500%	1,130,609
	Blackhawk Network Holdings, Inc.
2,875,200	5.05%, 06/15/2025, 3 mo. USD LIBOR + 3.000%	2,756,598
600,000	9.50%, 06/15/2026, 3 mo. USD LIBOR + 7.000%	567,000
3,383,816	Caesars Resort Collection LLC 5.12%, 12/23/2024, 3 mo. USD LIBOR + 2.750%	3,303,450
671,530	Cast and Crew Payroll LLC 5.87%, 02/09/2026, 1 mo. USD LIBOR + 3.500%	649,893
2,034,775	Chamberlain Group, Inc. 5.87%, 11/03/2028, 1 mo. USD LIBOR + 3.500%	1,890,652
1,430,000	Clydesdale Acquisition Holdings, Inc. 6.60%, 04/13/2029, 1 mo. USD LIBOR + 4.250%	1,371,012
3,468,062	Crocs, Inc. 4.45%, 02/20/2029, 1 mo. USD SOFR + 3.500%	3,256,892
111,466	Crown Finance U.S., Inc. 10.08%, 02/28/2025, 1 mo. USD LIBOR + 8.250%	116,203

266

The Hartford World Bond Fund
Schedule of Investments – (continued)
July 31, 2022  (Unaudited)

Shares or Principal Amount		Market Value†
SENIOR FLOATING RATE INTERESTS - 4.1%(12) - (continued)
	United States - 3.3% - (continued)
$ 1,718,620	CSC Holdings LLC 4.50%, 04/15/2027, 1 mo. USD LIBOR + 2.500%	$ 1,637,708
	DCert Buyer, Inc.
2,797,078	6.37%, 10/16/2026, 3 mo. USD LIBOR + 4.000%	2,700,187
985,000	9.37%, 02/19/2029, 1 mo. USD LIBOR + 7.000%	922,620
2,752,854	Dun & Bradstreet Corp. 5.55%, 02/06/2026, 1 mo. USD LIBOR + 3.250%	2,674,866
1,734,550	Endure Digital, Inc. 5.29%, 02/10/2028, 1 mo. USD LIBOR + 3.500%	1,590,010
1,221,938	EP Purchaser LLC 5.75%, 11/06/2028, 1 mo. USD LIBOR + 3.500%	1,193,430
1,368,056	EyeCare Partners LLC 6.00%, 02/18/2027, 1 mo. USD LIBOR + 3.750%	1,270,924
1,468,900	Filtration Group Corp. 5.87%, 10/21/2028, 1 mo. USD LIBOR + 3.500%	1,410,511
2,506,812	Frontier Communications Corp. 6.06%, 05/01/2028, 1 mo. USD LIBOR + 3.750%	2,385,859
692,856	Hertz Corp. 5.63%, 06/30/2028, 1 mo. USD LIBOR + 3.250%	664,061
	Hub International Ltd.
2,877,539	5.77%, 04/25/2025, 1 mo. USD LIBOR + 3.000%	2,801,169
530,957	5.98%, 04/25/2025, 1 mo. USD LIBOR + 3.250%	518,681
1,108,947	Hyland Software, Inc. 5.87%, 07/01/2024, 1 mo. USD LIBOR + 3.500%	1,086,425
1,275,575	IRB Holding Corp. 4.84%, 12/15/2027, 1 mo. USD SOFR + 3.000%	1,221,363
4,100,537	LBM Acquisition LLC 7.12%, 12/17/2027, 1 mo. USD LIBOR + 3.750%	3,518,424
2,705,450	MajorDrive Holdings LLC 5.63%, 06/01/2028, 1 mo. USD LIBOR + 4.000%	2,475,487
	McAfee LLC
EUR 1,540,000	4.25%, 03/01/2029, 3 mo. EURIBOR + 4.250%	1,489,136
$ 3,430,000	5.70%, 03/01/2029, 3 mo. USD LIBOR + 4.000%	3,268,516
	MH Sub LLC
5,150,893	6.12%, 09/13/2024, 3 mo. USD LIBOR + 3.750%	4,996,366
719,494	6.12%, 09/13/2024, 1 mo. USD LIBOR + 3.750%	697,607
205,000	8.62%, 02/23/2029, 1 mo. USD LIBOR + 6.250%	193,895
760,000	Mileage Plus Holdings LLC 7.31%, 06/21/2027, 1 mo. USD LIBOR + 5.250%	765,540
	Mitchell International, Inc.
3,436,387	5.91%, 10/15/2028, 1 mo. USD LIBOR + 3.750%	3,249,963
330,000	8.66%, 10/15/2029, 1 mo. USD LIBOR + 6.500%	302,940
Shares or Principal Amount		Market Value†
SENIOR FLOATING RATE INTERESTS - 4.1%(12) - (continued)
	United States - 3.3% - (continued)
$ 3,340,000	Oscar AcquisitionCo LLC 6.11%, 04/29/2029, 1 mo. USD LIBOR + 4.500%	$ 3,028,979
852,863	Owens & Minor, Inc. 6.18%, 03/29/2029, 1 mo. USD LIBOR + 3.750%	848,598
1,197,900	Panther Commercial Holdings L.P. 7.31%, 01/07/2028, 1 mo. USD LIBOR + 4.500%	1,114,550
1,761,150	PECF USS Intermediate Holding III Corp. 6.62%, 12/15/2028, 1 mo. USD LIBOR + 4.250%	1,607,049
1,402,874	PODS LLC 5.37%, 03/31/2028, 1 mo. USD LIBOR + 3.000%	1,343,252
	Polaris Newco LLC
EUR 1,037,163	4.00%, 06/02/2028, 3 mo. EURIBOR + 4.000%	993,780
$ 2,803,812	6.37%, 06/02/2028, 1 mo. USD LIBOR + 4.000%	2,658,547
2,288,500	Proofpoint, Inc. 4.82%, 08/31/2028, 1 mo. USD LIBOR + 3.250%	2,194,420
2,496,137	RealPage, Inc. 5.37%, 04/24/2028, 1 mo. USD LIBOR + 3.250%	2,397,690
2,760,696	Sedgwick Claims Management Services, Inc. 5.62%, 12/31/2025, 3 mo. USD LIBOR + 3.250%	2,669,676
3,544,200	Shutterfly, Inc. 6.67%, 09/25/2026, 1 mo. USD LIBOR + 5.000%	2,729,034
741,275	Southwestern Energy Co. 4.70%, 06/22/2027, 1 mo. USD SOFR + 2.500%	731,082
	SRS Distribution, Inc.
925,350	6.18%, 06/02/2028, 1 mo. USD SOFR + 3.500%	880,045
2,460,150	6.31%, 06/02/2028, 1 mo. USD LIBOR + 3.500%	2,340,218
3,627,070	Staples, Inc. 6.29%, 04/16/2026, 3 mo. USD LIBOR + 5.000%	3,130,995
2,479,950	Tecta America Corp. 6.62%, 04/10/2028, 1 mo. USD LIBOR + 4.250%	2,327,011
	Ultimate Software Group, Inc.
2,735,933	6.12%, 05/04/2026, 3 mo. USD LIBOR + 3.750%	2,657,275
105,000	7.54%, 05/03/2027, 1 mo. USD LIBOR + 5.250%	100,313
2,562,122	WW International, Inc. 5.88%, 04/13/2028, 1 mo. USD LIBOR + 3.500%	1,900,787
		110,713,249
	Total Senior Floating Rate Interests (cost $148,986,161)	$ 137,363,434
U.S. GOVERNMENT AGENCIES - 1.7%
	United States - 1.7%
	FHLMC - 1.0%
14,895,000	1.66%, 07/25/2041(3)(4)	$ 168,397
3,690,853	1.72%, 09/25/2041(3)(4)	59,239
2,709,712	1.77%, 01/25/2048(3)(4)	175,412
5,047,170	1.87%, 11/25/2047(3)(4)	534,876
6,240,000	1.92%, 03/25/2048(3)(4)	717,031
5,823,080	1.95%, 10/25/2047(3)(4)	647,114
1,479,915	2.02%, 09/25/2046(3)(4)	169,523

267

The Hartford World Bond Fund
Schedule of Investments – (continued)
July 31, 2022  (Unaudited)

Shares or Principal Amount		Market Value†
U.S. GOVERNMENT AGENCIES - 1.7% - (continued)
	United States - 1.7% - (continued)
	FHLMC - 1.0% - (continued)
$ 2,075,000	2.10%, 08/25/2047(3)(4)	$ 244,192
7,245,592	2.11%, 06/25/2044(3)(4)	510,693
6,087,872	2.21%, 01/25/2042(3)(4)	182,519
3,742,315	2.31%, 12/25/2045(3)(4)	436,614
1,070,000	2.32%, 01/25/2046(3)(4)	129,130
2,486,492	2.51%, 01/25/2042, 3 mo. USD SOFR + 1.000%(1)(2)	2,424,329
1,038,099	2.60%, 04/25/2028(3)(4)	125,445
775,000	2.78%, 04/25/2031(3)(4)	143,624
1,746,494	2.80%, 10/25/2055(3)(4)	358,307
2,962,678	2.81%, 02/25/2042, 3 mo. USD SOFR + 1.300%(1)(2)	2,925,644
4,170,228	3.00%, 05/15/2034(4)	312,801
739,913	3.31%, 07/25/2041, 3 mo. USD SOFR + 1.800%(1)(2)	709,503
1,606,602	3.31%, 01/25/2051, 3 mo. USD SOFR + 1.800%(1)(2)	1,570,452
2,039,091	3.50%, 01/15/2033(4)	231,942
936,915	3.50%, 05/15/2036(4)	119,537
1,429,417	3.51%, 04/25/2042, 3 mo. USD SOFR + 2.000%(1)(2)	1,422,269
1,370,349	3.51%, 12/25/2050, 3 mo. USD SOFR + 2.000%(1)(2)	1,359,249
2,074,000	3.81%, 08/25/2033, 3 mo. USD SOFR + 2.300%(1)(2)	2,009,443
1,102,994	3.81%, 11/25/2051, 3 mo. USD SOFR + 2.300%(1)(2)	1,017,047
1,465,000	4.41%, 11/25/2048, 1 mo. USD LIBOR + 2.150%(1)(2)	1,407,402
427,548	4.71%, 12/25/2042, 1 mo. USD LIBOR + 2.450%(2)	427,547
741,695	5.00%, 09/15/2036(4)	137,498
250,000	5.01%, 03/25/2042, 3 mo. USD SOFR + 3.500%(1)(2)	247,523
2,570,000	5.21%, 11/25/2049, 1 mo. USD LIBOR + 2.950%(1)(2)	2,495,743
813,278	5.36%, 03/25/2050, 1 mo. USD LIBOR + 3.100%(1)(2)	814,504
1,067,280	5.51%, 05/25/2025, 1 mo. USD LIBOR + 3.250%(2)	1,072,679
1,045,000	5.52%, 07/25/2042, 3 mo. USD SOFR + 4.000%(1)(2)	1,050,878
970,186	5.86%, 04/25/2024, 1 mo. USD LIBOR + 3.600%(2)	979,888
302,018	6.51%, 11/25/2023, 1 mo. USD LIBOR + 4.250%(2)	310,272
1,095,000	6.61%, 09/25/2030, 1 mo. USD LIBOR + 4.350%(2)	1,112,951
2,775,000	7.01%, 12/25/2029, 1 mo. USD LIBOR + 4.750%(2)	2,901,318
1,115,000	8.26%, 06/25/2042, 3 mo. USD SOFR + 6.750%(1)(2)	1,165,232
		32,827,767
	FNMA - 0.2%
2,095,385	2.51%, 12/25/2041, 3 mo. USD SOFR + 1.000%(1)(2)	2,050,572
2,374,844	3.00%, 01/25/2028(4)	133,601
1,248,234	3.41%, 04/25/2042, 3 mo. USD SOFR + 1.900%(1)(2)	1,238,037
2,100,158	3.50%, 04/25/2028(4)	127,309
993,926	3.51%, 03/25/2042, 3 mo. USD SOFR + 2.000%(1)(2)	983,961
Shares or Principal Amount		Market Value†
U.S. GOVERNMENT AGENCIES - 1.7% - (continued)
	United States - 1.7% - (continued)
	FNMA - 0.2% - (continued)
$ 1,642,256	4.00%, 01/25/2028(4)	$ 106,085
736,840	4.00%, 04/25/2032(4)	79,835
2,019,845	4.50%, 03/25/2048(4)	361,776
2,410,029	4.50%, 05/25/2049(4)	427,871
806,000	5.01%, 03/25/2042, 3 mo. USD SOFR + 3.500%(1)(2)	800,007
645,639	5.50%, 06/25/2048(4)	127,209
2,102,043	6.50%, 03/25/2045(4)	522,218
		6,958,481
	GNMA - 0.1%
2,073,699	3.50%, 10/20/2029(4)	174,702
1,831,172	3.50%, 01/20/2030(4)	159,715
2,092,407	3.50%, 11/20/2031(4)	152,933
550,148	4.00%, 01/16/2046(4)	78,751
153,514	4.50%, 04/20/2045(4)	20,832
846,022	5.00%, 05/16/2044(4)	137,626
259,562	5.00%, 07/16/2044(4)	51,228
790,646	5.00%, 12/16/2045(4)	125,513
1,236,580	5.00%, 07/16/2047(4)	248,410
624,007	5.00%, 09/20/2047(4)	118,596
699,308	5.00%, 11/16/2047(4)	145,062
1,420,703	5.00%, 06/20/2048(4)	253,016
2,767,619	5.50%, 11/16/2046(4)	561,280
536,277	5.50%, 02/20/2047(4)	88,354
885,480	5.88%, 07/20/2039(3)(4)	82,036
1,113,578	6.00%, 09/20/2045(4)	239,486
		2,637,540
	SLC Student Loan Trust - 0.0%
596,101	SLC Student Loan Trust 2.73%, 06/15/2021, 3 mo. USD LIBOR + 0.900%(2)	574,223
		574,223
	SLM Student Loan Trust - 0.0%
1,219,360	SLM Student Loan Trust 3.53%, 04/25/2023, 3 mo. USD LIBOR + 0.750%(2)	1,168,530
		1,168,530
	UMBS - 0.4%
11,575,000	UMBS 4.00%, 04/25/2052(14)	11,641,014
		11,641,014
	Total U.S. Government Agencies (cost $58,440,066)	$ 55,807,555
U.S. GOVERNMENT SECURITIES - 4.8%
	United States - 4.8%
	U.S. Treasury Bonds - 0.5%
17,399,000	U.S. Treasury Bonds 3.00%, 02/15/2047	$ 16,747,217
		16,747,217
	U.S. Treasury Notes - 4.3%
91,308,100	0.38%, 08/15/2024	86,749,828
59,915,000	2.25%, 02/15/2027(15)	58,632,445
		145,382,273
	Total U.S. Government Securities (cost $174,455,970)	$ 162,129,490

268

The Hartford World Bond Fund
Schedule of Investments – (continued)
July 31, 2022  (Unaudited)

Shares or Principal Amount			Market Value†
COMMON STOCKS - 0.0%
	United States - 0.0%
2,270	Foresight Energy LLC*		$ 38,582
	Total Common Stocks (cost $9,486)		$ 38,582
ESCROWS - 0.1%(16)
	Spain - 0.1%
2,150,000	Grifols Escrow Issuer S.A. Expires 10/15/2028*(1)		$ 1,907,942
	Total Escrows (cost $2,512,598)		$ 1,907,942
	Total Long-Term Investments (cost $3,115,701,014)		$ 2,951,604,652
SHORT-TERM INVESTMENTS - 10.2%
	Repurchase Agreements - 2.1%
68,601,111	Fixed Income Clearing Corp. Repurchase Agreement dated 07/29/2022 at 2.230%, due on 08/01/2022 with a maturity value of $68,613,859; collateralized by U.S. Treasury Inflation Index Note at 0.625%, maturing 07/15/2032, with a market value of $69,973,189		$ 68,601,111
	Securities Lending Collateral - 0.3%
5,447,265	Goldman Sachs Financial Square Funds, Government Fund, Institutional Class, 2.06%(17)		5,447,265
3,856,364	HSBC US Government Money Market Fund, 2.18%(17)		3,856,364
1,768,545	Invesco Government & Agency Portfolio, Institutional Class, 2.12%(17)		1,768,545
			11,072,174
	U.S. Treasury Securities - 7.8%
	U.S. Treasury Bills
$ 29,423,000	0.66%, 08/11/2022(18)		29,417,140
159,501,000	1.13%, 09/01/2022(18)		159,343,737
75,578,000	2.96%, 01/26/2023(18)		74,536,522
			263,297,399
	Total Short-Term Investments (cost $342,930,139)		$ 342,970,684
	Total Investments Excluding Purchased Options (cost $3,458,631,153)	98.0%	$ 3,294,575,336
	Total Purchased Options (cost $2,902,107)	0.0%	$ 2,015,137
	Total Investments (cost $3,461,533,260)	98.0%	$ 3,296,590,473
	Other Assets and Liabilities	2.0%	66,191,200
	Total Net Assets	100.0%	$ 3,362,781,673
Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.
The Fund may refer to any one or more of the industry classifications used by one or more widely recognized market indices, ratings group and/or as defined by Fund management. Industry classifications may not be identical across all security types.
Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.
For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
See “Glossary” for abbreviation descriptions.

*	Non-income producing.
(1)	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions that are exempt from registration (typically only to qualified institutional buyers) or in a public offering registered under the Securities Act of 1933. At July 31, 2022, the aggregate value of these securities was $685,674,096, representing 20.4% of net assets.
(2)	Variable rate securities; the rate reported is the coupon rate in effect at July 31, 2022. Base lending rates may be subject to a floor or cap.
(3)	Variable or floating rate security, which interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.
(4)	Securities disclosed are interest-only strips.
(5)	Security is exempt from registration under Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At July 31, 2022, the aggregate value of these securities was $605,413,527, representing 18.0% of net assets.
(6)	Security is a zero-coupon bond.
(7)	Security has the ability to pay in kind (“PIK”) or pay income in cash. When applicable, separate rates of such payments are disclosed.
(8)	Fixed to variable rate investment. The rate shown reflects the fixed rate in effect at July 31, 2022. Rate will reset at a future date. Base lending rates may be subject to a floor or cap.
(9)	Perpetual maturity security. Maturity date shown is the next call date or final legal maturity date, whichever comes first.
(10)	Represents entire or partial securities on loan.
(11)	The principal amount for these securities are adjusted for inflation and the interest payments equal a fixed percentage of the inflation-adjusted principal amount.
(12)	Senior floating rate interests generally pay interest rates which are periodically adjusted by reference to a base short-term, floating lending rate plus a premium. The base lending rates are primarily the LIBOR, and secondarily the prime rate offered by one or more major United States banks (the "Prime Rate") and the certificate of deposit rate or other base lending rates used by commercial lenders. Senior floating rate interests often require prepayments from excess cash flows or permit the borrower to repay at its election. The rate at which the borrower repays cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. Base lending rates may be subject to a floor or cap. Unless otherwise noted, the interest rate disclosed for these securities represents the rate in effect as of July 31, 2022.

269

The Hartford World Bond Fund
Schedule of Investments – (continued)
July 31, 2022  (Unaudited)

(13)	This security, or a portion of this security, has unfunded loan commitments. As of July 31, 2022, the aggregate value of the unfunded commitment was $191,629, which represents 0.0% of total net assets.
(14)	Represents or includes a TBA transaction.
(15)	All, or a portion of the security, was pledged as collateral in connection with futures contracts. As of July 31, 2022, the market value of securities pledged was $19,860,560.
(16)	Share amount represents shares of the issuer previously held that resulted in receipt of the escrow.
(17)	Current yield as of period end.
(18)	The rate shown represents current yield to maturity.

OTC Option Contracts Outstanding at July 31, 2022
Description	Counterparty	Exercise Price/ FX Rate/Rate		Expiration Date	Number of Contracts	Notional Amount		Market Value†	Premiums Paid (Received) by Fund	Unrealized Appreciation/ (Depreciation)
Purchased option contracts:
Call
EUR Call/CHF Put	CBK	1.05	EUR	09/02/2022	1,302,000	EUR	1,302,000	$ 3,782	$ 198,468	$ (194,686)
USD Call/MXN Put	GSC	20.50	USD	08/18/2022	6,751,000	USD	6,751,000	67,510	106,801	(39,291)
USD Call/NOK Put	BCLY	9.85	USD	08/29/2022	6,709,000	USD	6,709,000	64,406	108,820	(44,414)
Total Call								$ 135,698	$ 414,089	$ (278,391)
Put
AUD Put/USD Call	MSC	0.67	AUD	08/31/2022	1,935,000	AUD	1,935,000	$ 147,507	$ 179,537	$ (32,030)
AUD Put/USD Call	BOA	0.67	AUD	09/20/2022	1,955,000	AUD	1,955,000	113,515	183,892	(70,377)
EUR Put/USD Call	MSC	1.01	EUR	09/16/2022	13,389,000	EUR	13,389,000	131,369	195,559	(64,190)
EUR Put/USD Call	BCLY	0.99	EUR	09/20/2022	1,317,000	EUR	1,317,000	134,356	144,746	(10,390)
NZD Put/JPY Call	BOA	82.00	NZD	08/24/2022	4,315,000	NZD	4,315,000	296,803	231,207	65,596
NZD Put/JPY Call	BOA	80.00	NZD	09/21/2022	4,315,000	NZD	4,315,000	255,007	235,519	19,488
NZD Put/JPY Call	BOA	80.00	NZD	10/28/2022	2,160,000	NZD	2,160,000	129,153	129,959	(806)
USD Put/JPY Call	MSC	115.00	USD	09/29/2022	2,853,000	USD	2,853,000	17,144	273,888	(256,744)
USD Put/JPY Call	BCLY	130.00	USD	10/17/2022	2,705,000	USD	2,705,000	281,250	137,955	143,295
USD Put/JPY Call	BCLY	132.00	USD	10/27/2022	1,339,000	USD	1,339,000	159,756	136,578	23,178
USD Put/JPY Call	BOA	122.00	USD	11/10/2022	2,740,000	USD	2,740,000	143,261	340,308	(197,047)
USD Put/JPY Call	DEUT	112.00	USD	02/23/2023	4,136,000	USD	4,136,000	66,275	144,760	(78,485)
USD Put/ZAR Call	BOA	15.45	USD	08/22/2022	13,477,000	USD	13,477,000	4,043	154,110	(150,067)
Total Put								$ 1,879,439	$ 2,488,018	$ (608,579)
Total purchased OTC option contracts								$ 2,015,137	$ 2,902,107	$ (886,970)
Written option contracts:
Call
EUR Call/USD Put	BCLY	1.04	EUR	08/24/2022	(19,769,000)	EUR	(19,769,000)	$ (84,861)	$ (121,491)	$ 36,630
USD Call/MXN Put	GSC	21.00	USD	08/18/2022	(13,503,000)	USD	(13,503,000)	(51,068)	(111,737)	60,669
USD Call/NOK Put	BCLY	10.10	USD	08/29/2022	(13,419,000)	USD	(13,419,000)	(60,386)	(112,855)	52,469
USD Call/ZAR Put	BOA	16.75	USD	08/22/2022	(13,477,000)	USD	(13,477,000)	(177,896)	(153,435)	(24,461)
Total Call								$ (374,211)	$ (499,518)	$ 125,307
Puts
EUR Put/USD Call	MSC	0.98	EUR	09/16/2022	(26,777,000)	EUR	(26,777,000)	$ (100,384)	$ (177,626)	$ 77,242
Total Written Option Contracts OTC option contracts								$ (474,595)	$ (677,144)	$ 202,549

Futures Contracts Outstanding at July 31, 2022
Description	Number of Contracts	Expiration Date	Current Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Long position contracts:
Australian 10-Year Bond Future	424	09/15/2022	$ 37,021,530	$ 1,852,147
Euro-BTP Future	14	09/08/2022	1,807,618	32,559
Euro-BUND Future	185	09/08/2022	29,806,444	163,987
ICE 3-Month Sonia Future	565	12/20/2022	168,118,106	145,627
ICE 3-Month Sonia Future	1,525	03/14/2023	451,704,037	(7,722,361)
S&P Strategic Futures Index	694	08/12/2022	10,564	(201,400)
270

The Hartford World Bond Fund
Schedule of Investments – (continued)
July 31, 2022  (Unaudited)

Futures Contracts Outstanding at July 31, 2022 – (continued)
Description	Number of Contracts	Expiration Date	Current Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Long position contracts – (continued):
U.S. Treasury 5-Year Note Future	1,715	09/30/2022	$ 195,041,056	$ 874,191
U.S. Treasury 10-Year Note Future	2,238	09/21/2022	271,112,719	2,595,147
U.S. Treasury 10-Year Ultra Future	216	09/21/2022	28,350,000	1,001,714
U.S. Treasury Ultra Bond Future	225	09/21/2022	35,620,312	716,255
Total				$ (542,134)
Short position contracts:
Canadian Government 5-Year Bond Future	49	09/20/2022	$ 4,421,498	$ (97,559)
Canadian Government 10-Year Bond Future	125	09/20/2022	12,733,786	(570,506)
Euro BUXL 30-Year Bond Future	56	09/08/2022	10,634,223	(788,774)
Euro-BOBL Future	1,062	09/08/2022	138,792,244	(3,532,719)
Euro-OAT Future	176	09/08/2022	26,347,133	(1,118,104)
Euro-Schatz Future	60	09/08/2022	6,753,807	(80,941)
Japan 10-Year Bond Future	67	09/12/2022	75,621,822	(786,349)
Long Gilt Future	1,381	09/28/2022	198,752,949	(1,569,842)
S&P Strategic Futures Index	694	08/12/2022	0	9,888
U.S. Treasury 2-Year Note Future	1,592	09/30/2022	335,053,813	(2,590,738)
U.S. Treasury Long Bond Future	26	09/21/2022	3,744,000	(81,502)
Total				$ (11,207,146)
Total futures contracts				$ (11,749,280)

TBA Sale Commitments Outstanding at July 31, 2022
Description	Principal Amount	Maturity Date	Market Value†	Unrealized Appreciation/ (Depreciation)
UMBS, 3.00%	$ 10,525,000	08/11/2052	$ (10,150,047)	$ (343,164)
Total TBA sale commitments (proceeds receivable $9,806,883)			$ (10,150,047)	$ (343,164)
At July 31, 2022, the aggregate market value of TBA Sale Commitments represents (0.3)% of total net assets.

OTC Credit Default Swap Contracts Outstanding at July 31, 2022
Reference Entity	Counter- party	Notional Amount(1)		(Pay)/Receive Fixed Rate	Expiration Date	Periodic Payment Frequency	Upfront Premiums Paid	Upfront Premiums Received	Market Value†	Unrealized Appreciation/ (Depreciation)
Credit default swaps on indices:
Buy protection:
CMBX.NA.BBB-.12	CBK	USD	1,500,000	(3.00%)	08/17/2061	Monthly	$ 99,725	$ —	$ 222,364	$ 122,639
Total OTC credit default swap contracts							$ 99,725	$ —	$ 222,364	$ 122,639

(1)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

OTC Interest Rate Swap Contracts Outstanding at July 31, 2022
Counterparty	Payments made by Fund	Payments received by Fund	Notional Amount		Expiration Date	Periodic Payment Frequency	Upfront Premiums Paid	Upfront Premiums Received	Value†	Unrealized Appreciation/ (Depreciation)
GSC	3.53% Fixed	12 Mo. EUR EURIBOR	EUR	6,050,000	03/15/2027	Maturity	$ —	$ —	$ 55,077	$ 55,077
GSC	3.45% Fixed	12 Mo. EUR EURIBOR	EUR	6,054,000	03/15/2027	Maturity	—	—	81,244	81,244
GSC	2.78% Fixed	12 Mo. EUR EURIBOR	EUR	12,356,000	07/15/2027	Maturity	—	—	147,185	147,185
JPM	3.28% Fixed	12 Mo. EUR EURIBOR	EUR	13,350,000	03/15/2027	Maturity	—	—	303,102	303,102
JPM	3.00% Fixed	12 Mo. EUR EURIBOR	EUR	7,905,000	07/15/2027	Maturity	—	—	0	—
271

The Hartford World Bond Fund
Schedule of Investments – (continued)
July 31, 2022  (Unaudited)

OTC Interest Rate Swap Contracts Outstanding at July 31, 2022 – (continued)
Counterparty	Payments made by Fund	Payments received by Fund	Notional Amount		Expiration Date	Periodic Payment Frequency	Upfront Premiums Paid	Upfront Premiums Received	Value†	Unrealized Appreciation/ (Depreciation)
JPM	2.71% Fixed	12 Mo. EUR EURIBOR	EUR	3,130,000	03/15/2032	Maturity	$ —	$ —	$ 57,434	$ 57,434
JPM	2.61% Fixed	12 Mo. EUR EURIBOR	EUR	3,130,000	03/15/2032	Maturity	—	—	91,794	91,794
Total OTC interest rate swap contracts							$ —	$ —	$ 735,836	$ 735,836

Centrally Cleared Credit Default Swap Contracts Outstanding at July 31, 2022
Reference Entity	Notional Amount(1)		(Pay)/Receive Fixed Rate	Expiration Date	Periodic Payment Frequency	Cost Basis	Value†	Unrealized Appreciation/ (Depreciation)
Credit default swaps on indices:
Buy protection:
CDX.NA.HY.38.V2	USD	12,414,600	(5.00%)	06/20/2027	Quarterly	$ (124,146)	$ (213,302)	$ (89,156)
ITRAXX-FINSUBS.37.V1	EUR	30,405,000	(1.00%)	06/20/2027	Quarterly	889,870	1,444,842	554,972
Total						$ 765,724	$ 1,231,540	$ 465,816
Sell protection:
CDX.NA.HY.38.V2	USD	11,385,000	5.00%	06/20/2027	Quarterly	$ (171,555)	$ 198,172	$ 369,727
ITRAXX-FINSENS.37.V1	EUR	52,725,000	1.00%	06/20/2027	Quarterly	426,445	(172,906)	(599,351)
Total						$ 254,890	$ 25,266	$ (229,624)
Credit default swaps on single-name issues:
Buy protection:
Bouygues S.A.	EUR	9,790,000	(1.00%)	06/20/2027	Quarterly	$ (216,636)	$ (231,462)	$ (14,826)
Sell protection:
Virgin Media Finance plc (B)	EUR	12,350,000	5.00%	12/20/2025	Quarterly	$ 1,036,733	$ 416,703	$ (620,030)
Total						$ 820,097	$ 185,241	$ (634,856)
Total centrally cleared credit default swap contracts						$ 1,840,711	$ 1,442,047	$ (398,664)

(1)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

Centrally Cleared Interest Rate Swap Contracts Outstanding at July 31, 2022
Payments made by Fund	Payments received by Fund	Notional Amount		Expiration Date	Periodic Payment Frequency	Upfront Premiums Paid	Upfront Premiums Received	Value†	Unrealized Appreciation/ (Depreciation)
1 Mo. MXN TIIE	7.97% Fixed	MXN	409,393,000	06/02/2032	Lunar	$ 244,272	$ —	$ (311,221)	$ (555,493)
12 Mo. CHF SARON	1.19% Fixed	CHF	28,003,000	06/16/2032	Annual	—	(355,995)	(613,192)	(257,197)
12 Mo. CHF SARON	1.09% Fixed	CHF	9,119,500	06/16/2052	Annual	—	(594,759)	(588,571)	6,188
12 Mo. EUR EURIBOR	0.04% Fixed	EUR	14,581,000	09/16/2031	Annual	—	(206,209)	(1,138,317)	(932,108)
12 Mo. JPY LIBOR	0.05% Fixed	JPY	2,080,849,000	03/21/2027	Annual	—	(81,709)	(78,776)	2,933
0.38% Fixed	12 Mo. JPY LIBOR	JPY	689,425,000	12/21/2032	Annual	129,769	—	(17,925)	(147,694)
12 Mo. SONIA	2.15% Fixed	GBP	1,056,496,000	11/03/2022	Maturity	—	—	210,334	210,334
12 Mo. SONIA	1.91% Fixed	GBP	137,805,000	03/16/2024	Annual	351,225	—	(967,230)	(1,318,455)
12 Mo. SONIA	1.81% Fixed	GBP	74,965,000	06/15/2024	Annual	—	(778,929)	(1,019,662)	(240,733)
2.31% Fixed	12 Mo. SONIA	GBP	15,412,000	12/18/2027	Annual	141,643	—	(188,023)	(329,666)
2.53% Fixed	12 Mo. SONIA	GBP	10,203,000	12/21/2027	Annual	189,896	—	(205,809)	(395,705)
12 Mo. SONIA	1.16% Fixed	GBP	12,879,000	06/17/2031	Annual	—	(29,671)	465,047	494,718
12 Mo. SONIA	0.97% Fixed	GBP	12,920,000	09/16/2031	Annual	—	(15,243)	593,475	608,718
1.34% Fixed	12 Mo. SONIA	GBP	25,575,000	06/16/2032	Annual	291,618	—	684,108	392,490
2.03% Fixed	12 Mo. SONIA	GBP	11,345,000	12/15/2032	Annual	174,382	—	(91,372)	(265,754)
2.28% Fixed	12 Mo. SONIA	GBP	4,757,000	12/21/2032	Annual	174,891	—	(128,084)	(302,975)
12 Mo. USD SOFR	2.75% Fixed	USD	89,645,000	05/18/2025	Annual	—	—	385,392	385,392
12 Mo. USD SOFR	2.78% Fixed	USD	44,825,000	05/18/2025	Annual	—	—	214,518	214,518
12 Mo. USD SOFR	2.77% Fixed	USD	44,820,000	05/18/2025	Annual	—	—	212,373	212,373
12 Mo. USD SOFR	1.51% Fixed	USD	26,473,250	03/04/2026	Annual	—	—	(348,612)	(348,612)
12 Mo. USD SOFR	1.48% Fixed	USD	47,270,000	03/04/2026	Annual	—	—	(648,739)	(648,739)
12 Mo. USD SOFR	1.50% Fixed	USD	52,945,000	03/04/2026	Annual	—	—	(700,877)	(700,877)
12 Mo. USD SOFR	1.52% Fixed	USD	62,398,820	03/04/2026	Annual	—	—	(807,937)	(807,937)
272

The Hartford World Bond Fund
Schedule of Investments – (continued)
July 31, 2022  (Unaudited)

Centrally Cleared Interest Rate Swap Contracts Outstanding at July 31, 2022 – (continued)
Payments made by Fund	Payments received by Fund	Notional Amount		Expiration Date	Periodic Payment Frequency	Upfront Premiums Paid	Upfront Premiums Received	Value†	Unrealized Appreciation/ (Depreciation)
12 Mo. USD SOFR	1.38% Fixed	USD	10,065,000	03/20/2026	Annual	$ —	$ —	$ (154,330)	$ (154,330)
12 Mo. USD SOFR	1.38% Fixed	USD	30,200,000	03/20/2026	Annual	—	—	(464,196)	(464,196)
12 Mo. USD SOFR	1.40% Fixed	USD	50,280,000	03/20/2026	Annual	—	—	(751,730)	(751,730)
12 Mo. USD SOFR	1.38% Fixed	USD	50,281,000	03/20/2026	Annual	—	—	(767,689)	(767,689)
12 Mo. USD SOFR	1.35% Fixed	USD	50,390,000	03/20/2026	Annual	—	—	(796,187)	(796,187)
12 Mo. USD SOFR	1.36% Fixed	USD	50,615,000	03/20/2026	Annual	—	—	(798,324)	(798,324)
12 Mo. USD SOFR	1.35% Fixed	USD	50,330,000	03/20/2026	Annual	—	—	(799,001)	(799,001)
12 Mo. USD SOFR	1.28% Fixed	USD	50,330,000	03/20/2026	Annual	—	—	(862,226)	(862,226)
12 Mo. USD SOFR	1.26% Fixed	USD	60,396,000	03/20/2026	Annual	—	—	(1,064,317)	(1,064,317)
1.38% Fixed	12 Mo. USD SOFR	USD	19,205,000	03/20/2027	Annual	164,094	—	432,673	268,579
12 Mo. USD SOFR	2.84% Fixed	USD	24,943,000	12/21/2027	Annual	—	(411,274)	523,293	934,567
2.03% Fixed	12 Mo. USD SOFR	USD	39,561,000	06/16/2032	Annual	666,120	—	607,475	(58,645)
12 Mo. USD SOFR	2.00% Fixed	USD	5,854,000	09/21/2032	Annual	—	(315,556)	(222,438)	93,118
2.74% Fixed	12 Mo. USD SOFR	USD	9,985,000	05/18/2033	Annual	—	—	(302,816)	(302,816)
2.74% Fixed	12 Mo. USD SOFR	USD	9,985,000	05/18/2033	Annual	—	—	(304,618)	(304,618)
2.60% Fixed	12 Mo. USD SOFR	USD	19,969,000	05/18/2033	Annual	—	—	(363,653)	(363,653)
1.66% Fixed	12 Mo. USD SOFR	USD	13,310,000	03/04/2034	Annual	—	—	812,819	812,819
1.66% Fixed	12 Mo. USD SOFR	USD	11,290,000	03/04/2034	Annual	—	—	697,188	697,188
1.65% Fixed	12 Mo. USD SOFR	USD	10,080,000	03/04/2034	Annual	—	—	630,659	630,659
1.66% Fixed	12 Mo. USD SOFR	USD	5,647,580	03/04/2034	Annual	—	—	345,125	345,125
1.41% Fixed	12 Mo. USD SOFR	USD	12,780,000	03/20/2034	Annual	—	—	1,061,291	1,061,291
1.45% Fixed	12 Mo. USD SOFR	USD	10,650,000	03/20/2034	Annual	—	—	848,232	848,232
1.45% Fixed	12 Mo. USD SOFR	USD	10,660,000	03/20/2034	Annual	—	—	842,445	842,445
1.46% Fixed	12 Mo. USD SOFR	USD	10,705,000	03/20/2034	Annual	—	—	839,144	839,144
1.47% Fixed	12 Mo. USD SOFR	USD	10,650,000	03/20/2034	Annual	—	—	824,826	824,826
1.47% Fixed	12 Mo. USD SOFR	USD	10,630,000	03/20/2034	Annual	—	—	822,369	822,369
1.48% Fixed	12 Mo. USD SOFR	USD	10,635,000	03/20/2034	Annual	—	—	819,876	819,876
1.48% Fixed	12 Mo. USD SOFR	USD	6,390,000	03/20/2034	Annual	—	—	489,438	489,438
1.49% Fixed	12 Mo. USD SOFR	USD	2,130,000	03/20/2034	Annual	—	—	161,872	161,872
2.75% Fixed	12 Mo. USD SOFR	USD	5,185,000	03/20/2034	Annual	—	—	(162,215)	(162,215)
2.75% Fixed	12 Mo. USD SOFR	USD	6,341,000	03/20/2034	Annual	—	—	(201,630)	(201,630)
12 Mo. USD SOFR	2.69% Fixed	USD	106,197,000	06/17/2039	Annual	—	(156,627)	(12,111)	144,516
2.31% Fixed	12 Mo. USD SOFR	USD	22,221,000	06/17/2047	Annual	171,079	—	140,714	(30,365)
3 Mo. AUD BBSW	3.50% Fixed	AUD	27,064,000	09/18/2027	Quarterly	3,846	—	198,006	194,160
3 Mo. CAD CDOR	2.22% Fixed	CAD	25,889,000	06/19/2027	Semi-Annual	—	(672,155)	(263,604)	408,551
3.59% Fixed	3 Mo. CAD CDOR	CAD	31,264,000	12/21/2027	Semi-Annual	51,209	—	(760,689)	(811,898)
3.88% Fixed	3 Mo. CAD CDOR	CAD	7,368,000	12/21/2032	Semi-Annual	—	(249,009)	(380,334)	(131,325)
3 Mo. NZD NZDBBR	3.59% Fixed	NZD	117,198,000	06/15/2027	Semi-Annual	—	(1,458,486)	201,273	1,659,759
3.13% Fixed	3 Mo. NZD NZDBBR	NZD	28,088,000	06/19/2027	Semi-Annual	16,503	—	140,256	123,753
3.28% Fixed	3 Mo. NZD NZDBBR	NZD	20,021,000	09/21/2027	Semi-Annual	425,918	—	165,578	(260,340)
3 Mo. SEK STIBOR	2.50% Fixed	SEK	363,477,000	06/15/2027	Annual	163,596	—	433,345	269,749
3 Mo. SEK STIBOR	1.91% Fixed	SEK	350,742,000	06/15/2027	Annual	54,260	—	(543,958)	(598,218)
2.44% Fixed	3 Mo. SEK STIBOR	SEK	190,017,000	12/18/2027	Annual	—	(3,787)	(112,913)	(109,126)
3 Mo. SEK STIBOR	2.84% Fixed	SEK	240,980,000	12/21/2027	Annual	—	(187,820)	544,799	732,619
3 Mo. SEK STIBOR	2.28% Fixed	SEK	57,467,000	09/21/2032	Annual	4,912	—	(20,666)	(25,578)
3 Mo. ZAR JIBAR	8.13% Fixed	ZAR	345,785,000	06/15/2032	Quarterly	220,973	—	(811,651)	(1,032,624)
6 Mo. AUD BBSW	4.03% Fixed	AUD	35,030,000	12/21/2027	Semi-Annual	—	(439,549)	821,224	1,260,773
6 Mo. AUD BBSW	3.28% Fixed	AUD	56,535,000	06/16/2032	Semi-Annual	—	(712,202)	(751,842)	(39,640)
6 Mo. AUD BBSW	4.09% Fixed	AUD	8,706,000	12/21/2032	Semi-Annual	—	(145,489)	286,565	432,054
1.97% Fixed	6 Mo. EUR EURIBOR	EUR	42,288,000	06/19/2026	Annual	157,555	—	(492,621)	(650,176)
6 Mo. EUR EURIBOR	1.81% Fixed	EUR	105,529,000	09/21/2027	Annual	757,161	—	2,339,710	1,582,549
6 Mo. EUR EURIBOR	2.00% Fixed	EUR	17,660,000	12/18/2027	Annual	—	(176,342)	242,698	419,040
6 Mo. EUR EURIBOR	1.94% Fixed	EUR	22,930,000	12/21/2027	Annual	—	(441,223)	589,479	1,030,702
6 Mo. EUR EURIBOR	0.44% Fixed	EUR	16,186,000	06/17/2031	Annual	—	(13,128)	(1,083,528)	(1,070,400)
6 Mo. EUR EURIBOR	0.53% Fixed	EUR	30,516,400	09/16/2031	Annual	295,122	—	(1,943,900)	(2,239,022)
1.13% Fixed	6 Mo. EUR EURIBOR	EUR	14,459,000	06/15/2032	Annual	679,860	—	647,772	(32,088)
6 Mo. EUR EURIBOR	2.38% Fixed	EUR	36,923,000	06/16/2032	Annual	—	(320,474)	697,392	1,017,866
6 Mo. EUR EURIBOR	2.13% Fixed	EUR	5,301,000	12/21/2032	Annual	—	(140,398)	210,067	350,465
6 Mo. EUR EURIBOR	1.28% Fixed	EUR	20,125,000	06/15/2037	Annual	—	(1,266,597)	(1,374,097)	(107,500)
6 Mo. EUR EURIBOR	1.81% Fixed	EUR	7,097,000	08/15/2048	Annual	—	(71,251)	320,002	391,253
6 Mo. EUR EURIBOR	0.63% Fixed	EUR	10,659,350	09/17/2051	Annual	—	(304,679)	676,454	981,133
273

The Hartford World Bond Fund
Schedule of Investments – (continued)
July 31, 2022  (Unaudited)

Centrally Cleared Interest Rate Swap Contracts Outstanding at July 31, 2022 – (continued)
Payments made by Fund	Payments received by Fund	Notional Amount		Expiration Date	Periodic Payment Frequency	Upfront Premiums Paid	Upfront Premiums Received	Value†	Unrealized Appreciation/ (Depreciation)
1.00% Fixed	6 Mo. EUR EURIBOR	EUR	5,692,000	06/15/2052	Annual	$ 533,365	$ —	$ 700,245	$ 166,880
0.94% Fixed	6 Mo. EUR EURIBOR	EUR	9,567,500	06/16/2052	Annual	694,897	—	714,866	19,969
1.03% Fixed	6 Mo. EUR EURIBOR	EUR	10,207,000	06/17/2052	Annual	451,081	—	130,806	(320,275)
0.63% Fixed	6 Mo. EUR EURIBOR	EUR	4,753,000	06/15/2072	Annual	—	(90,987)	966,629	1,057,616
1.16% Fixed	6 Mo. EUR EURIBOR	EUR	887,500	06/15/2072	Annual	—	(18,925)	7,239	26,164
2.41% Fixed	6 Mo. NOK NIBOR	NOK	245,943,000	09/21/2027	Annual	501,796	—	667,457	165,661
2.38% Fixed	6 Mo. NOK NIBOR	NOK	133,616,000	09/15/2032	Annual	13,497	—	322,749	309,252
3.22% Fixed	6 Mo. NOK NIBOR	NOK	58,698,000	12/21/2032	Annual	27,082	—	(135,013)	(162,095)
Total centrally cleared interest rate swaps contracts						$ 7,751,622	$ (9,658,473)	$ 1,132,653	$ 3,039,504

Foreign Currency Contracts Outstanding at July 31, 2022
Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Counterparty	Settlement Date	Appreciation/ (Depreciation)
28,920,000	AUD	20,035,978	USD	SSG	08/05/2022	$ 172,022
9,860,000	AUD	6,755,035	USD	JPM	08/05/2022	134,691
9,760,000	AUD	6,722,434	USD	MSC	08/05/2022	97,417
9,805,000	AUD	6,778,904	USD	SCB	08/05/2022	72,390
44,650,000	AUD	31,170,608	USD	BOA	08/05/2022	28,812
8,185,000	AUD	5,670,650	USD	BOA	09/07/2022	51,961
29,285,000	BRL	5,509,878	USD	MSC	08/02/2022	146,686
29,285,000	BRL	5,644,322	USD	CBK	08/02/2022	12,242
13,330,000	BRL	2,536,632	USD	CBK	09/02/2022	14,328
11,253,000	CAD	8,612,452	USD	CBK	08/05/2022	175,055
9,245,000	CAD	7,087,528	USD	TDB	08/05/2022	131,925
13,070,000	CAD	10,100,219	USD	RBC	08/05/2022	106,191
8,795,000	CAD	6,774,217	USD	SSG	08/05/2022	93,830
4,150,000	CAD	3,182,144	USD	JPM	08/05/2022	58,605
9,295,000	CAD	7,213,800	USD	MSC	08/05/2022	44,699
91,720,000	CAD	71,508,206	USD	MSC	09/07/2022	111,097
36,797,000	CAD	28,645,256	USD	CIBC	09/07/2022	87,577
73,860,000	CHF	77,268,557	USD	BCLY	08/05/2022	356,539
6,605,000	CHF	6,730,607	USD	MSC	08/05/2022	211,091
7,075,000	CHF	7,264,175	USD	CBK	08/05/2022	171,482
6,580,000	CHF	6,777,671	USD	BOA	08/05/2022	137,752
990,000	CHF	1,015,336	USD	JPM	08/05/2022	25,131
985,000	CHF	1,016,711	USD	UBS	08/05/2022	18,500
67,890,000	CHF	70,879,987	USD	BCLY	09/07/2022	660,183
19,271,100,000	CLP	20,581,580	USD	BOA	08/05/2022	785,307
2,707,600,000	CLP	2,566,446	USD	UBS	08/05/2022	435,614
3,674,900,000	CLP	4,057,525	USD	CBK	08/05/2022	17,031
41,165,000	CNH	6,093,833	USD	MSC	08/05/2022	4,231
6,794,000	CNH	1,011,192	USD	SCB	08/05/2022	(4,749)
6,794,000	CNH	1,012,813	USD	BNP	08/05/2022	(6,370)
18,209,000	CNH	2,704,863	USD	DEUT	08/05/2022	(7,434)
9,594,800,000	COP	2,192,481	USD	JPM	08/05/2022	43,718
5,196,155,000	COP	1,218,296	USD	CBK	08/05/2022	(7,262)
53,580,000	CZK	2,186,928	USD	DEUT	08/05/2022	36,471
158,241,000	CZK	6,697,607	USD	MSC	08/05/2022	(131,109)
151,881,000	CZK	6,279,318	USD	MSC	09/07/2022	(4,332)
24,904,000	EUR	25,157,555	USD	CBK	08/05/2022	304,232
28,444,000	EUR	28,828,934	USD	JPM	08/05/2022	252,140
21,242,000	EUR	21,496,904	USD	BCLY	08/05/2022	220,864
52,913,000	EUR	53,932,951	USD	MSC	08/05/2022	165,168
8,737,000	EUR	8,805,155	USD	BOA	08/05/2022	127,532
3,059,000	EUR	3,107,139	USD	BNP	08/05/2022	20,375
12,880,000	EUR	13,527,686	USD	SCB	08/05/2022	(359,206)
734,000	EUR	744,754	USD	MSC	08/31/2022	7,032
1,414,000	EUR	1,446,351	USD	JPM	08/31/2022	1,914
2,904,000	EUR	2,945,597	USD	BCLY	09/07/2022	30,310
17,727,000	GBP	21,333,378	USD	CBK	08/05/2022	257,207
11,249,000	GBP	13,486,089	USD	UBS	08/05/2022	214,621
274

The Hartford World Bond Fund
Schedule of Investments – (continued)
July 31, 2022  (Unaudited)

Foreign Currency Contracts Outstanding at July 31, 2022 – (continued)
Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Counterparty	Settlement Date	Appreciation/ (Depreciation)
11,228,000	GBP	13,493,992	USD	BCLY	08/05/2022	$ 181,141
5,725,000	GBP	6,792,109	USD	BNP	08/05/2022	180,650
7,785,000	GBP	9,342,092	USD	DEUT	08/05/2022	139,641
3,687,000	GBP	4,433,641	USD	JPM	08/05/2022	56,938
1,249,000	GBP	1,516,605	USD	TDB	09/07/2022	5,750
983,400,000	HUF	2,536,824	USD	BOA	08/05/2022	(54,151)
1,665,288,000	HUF	4,419,349	USD	MSC	08/05/2022	(215,193)
2,648,688,000	HUF	6,610,317	USD	MSC	09/07/2022	23,377
32,477,500,000	IDR	2,184,830	USD	MSC	08/05/2022	4,603
11,365,000	ILS	3,252,719	USD	GSC	08/05/2022	91,606
7,550,000	ILS	2,189,453	USD	DEUT	08/05/2022	32,250
350,000	ILS	102,418	USD	BNP	08/05/2022	575
855,520,000	INR	10,721,071	USD	JPM	08/05/2022	67,255
161,510,000	INR	2,037,081	USD	SCB	08/05/2022	(399)
426,620,000	INR	5,386,229	USD	CBK	08/05/2022	(6,442)
173,920,000	INR	2,184,925	USD	JPM	09/07/2022	1,889
6,776,531,000	JPY	49,433,356	USD	MSC	08/05/2022	1,402,259
4,491,200,000	JPY	32,913,656	USD	UBS	08/05/2022	778,054
1,414,300,000	JPY	10,299,973	USD	DEUT	08/05/2022	309,705
1,211,100,000	JPY	8,834,756	USD	BOA	08/05/2022	250,573
930,400,000	JPY	6,775,713	USD	BNP	08/05/2022	203,885
69,000,000	JPY	510,882	USD	CBK	08/05/2022	6,736
8,223,900,000	JPY	60,958,809	USD	MSC	09/07/2022	888,390
69,000,000	JPY	512,957	USD	BNP	09/07/2022	5,952
390,904,482,000	KRW	299,874,560	USD	BNP	08/05/2022	1,052,677
17,691,140,000	KRW	13,426,977	USD	MSC	08/05/2022	192,069
46,896,070,000	KRW	35,942,200	USD	JPM	08/05/2022	159,470
17,717,410,000	KRW	13,558,896	USD	CBK	08/05/2022	80,372
3,507,470,000	KRW	2,701,795	USD	DEUT	08/05/2022	(1,664)
8,761,710,000	KRW	6,800,986	USD	BCLY	08/05/2022	(56,020)
273,270,000	MXN	13,143,169	USD	JPM	08/05/2022	249,840
399,875,000	MXN	19,355,923	USD	BOA	08/05/2022	242,021
148,005,000	MXN	7,170,152	USD	SSG	08/05/2022	83,599
1,705,988,000	MXN	84,115,463	USD	CBK	08/05/2022	(504,701)
1,856,319,000	NOK	190,842,245	USD	UBS	08/05/2022	1,251,709
66,510,000	NOK	6,750,297	USD	BOA	08/05/2022	132,232
17,200,000	NOK	1,704,759	USD	JPM	08/05/2022	75,116
233,339,000	NOK	24,031,456	USD	UBS	09/07/2022	132,683
65,530,000	NOK	6,770,513	USD	JPM	09/07/2022	15,648
22,025,000	NZD	13,561,850	USD	SSG	08/05/2022	290,050
32,395,000	NZD	20,233,324	USD	BOA	08/05/2022	140,446
17,540,000	NZD	10,902,667	USD	JPM	08/05/2022	128,538
10,960,000	NZD	6,774,811	USD	BNP	08/05/2022	118,120
12,210,000	NZD	7,583,332	USD	MSC	08/05/2022	95,746
21,705,000	NZD	13,557,386	USD	SCB	08/05/2022	93,260
21,405,000	NZD	13,421,855	USD	CBK	08/05/2022	40,115
56,460,000	PHP	1,011,284	USD	JPM	08/05/2022	12,748
96,090,000	PLN	20,357,961	USD	CBK	08/05/2022	349,172
29,546,000	PLN	6,299,787	USD	BCLY	08/05/2022	67,296
23,200,000	PLN	4,971,952	USD	BNP	08/05/2022	27,584
31,040,000	PLN	6,793,613	USD	BOA	08/05/2022	(104,578)
119,290,000	PLN	25,291,577	USD	BCLY	09/07/2022	256,582
1,425,965,000	SEK	138,565,165	USD	UBS	08/05/2022	1,790,112
33,950,000	SEK	3,213,428	USD	CBK	08/05/2022	128,212
179,730,000	SEK	17,573,986	USD	BOA	08/05/2022	116,528
408,742,000	SEK	40,182,842	USD	JPM	08/05/2022	48,929
548,352,000	SEK	53,383,671	USD	UBS	09/07/2022	669,770
2,610,000	SGD	1,855,512	USD	BNP	08/05/2022	33,892
4,000,000	SGD	2,874,813	USD	BOA	08/05/2022	20,826
2,661,000	SGD	1,920,092	USD	JPM	08/05/2022	6,231
77,808,000	TRY	4,322,768	USD	JPM	08/05/2022	(2,146)
6,968,000	TRY	368,190	USD	JPM	09/07/2022	3,034
476,139,000	TWD	15,900,451	USD	CBK	08/05/2022	4,629
116,155,000	TWD	3,899,271	USD	DEUT	08/05/2022	(19,197)
403,810,000	TWD	13,527,973	USD	UBS	08/05/2022	(38,992)
275

The Hartford World Bond Fund
Schedule of Investments – (continued)
July 31, 2022  (Unaudited)

Foreign Currency Contracts Outstanding at July 31, 2022 – (continued)
Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Counterparty	Settlement Date	Appreciation/ (Depreciation)
470,650,000	ZAR	27,827,355	USD	BOA	08/05/2022	$ 470,687
109,570,000	ZAR	6,689,378	USD	JPM	08/05/2022	(101,432)
1,155,167,000	ZAR	70,892,192	USD	MSC	08/05/2022	(1,437,259)
997,647,000	ZAR	59,405,674	USD	MSC	09/07/2022	360,428
83,590,000	ZAR	5,002,723	USD	BOA	09/07/2022	4,908
507,264	USD	735,000	AUD	CBK	08/05/2022	(6,321)
6,705,751	USD	9,665,000	AUD	RBC	08/05/2022	(47,718)
6,843,974	USD	10,005,000	AUD	BNP	08/05/2022	(147,072)
26,832,796	USD	39,030,000	AUD	JPM	08/05/2022	(439,620)
231,851,940	USD	336,925,000	AUD	MSC	08/05/2022	(3,576,157)
6,729,009	USD	9,640,000	AUD	SSG	09/07/2022	(10,877)
5,644,322	USD	29,285,000	BRL	MSC	08/02/2022	(12,242)
5,547,452	USD	29,285,000	BRL	CBK	08/02/2022	(109,112)
5,458,527	USD	29,285,000	BRL	MSC	09/02/2022	(145,739)
393,645	USD	510,000	CAD	BCLY	08/05/2022	(4,616)
3,346,762	USD	4,310,000	CAD	RBS	08/05/2022	(18,933)
6,773,720	USD	8,715,000	CAD	BOA	08/05/2022	(31,855)
6,745,016	USD	8,695,000	CAD	BMO	08/05/2022	(44,941)
7,755,333	USD	10,000,000	CAD	JPM	08/05/2022	(53,703)
7,331,858	USD	9,510,000	CAD	CBK	08/05/2022	(94,535)
292,485,600	USD	376,424,000	CAD	TDB	08/05/2022	(1,465,242)
4,363,464	USD	5,605,000	CAD	BMO	09/07/2022	(13,185)
135,034	USD	130,000	CHF	TDB	08/05/2022	(1,592)
504,144	USD	485,000	CHF	JPM	08/05/2022	(5,579)
7,249,124	USD	6,980,000	CHF	MSC	08/05/2022	(86,689)
6,779,280	USD	6,575,000	CHF	UBS	08/05/2022	(130,888)
7,724,686	USD	7,570,000	CHF	CBK	08/05/2022	(231,203)
77,471,338	USD	74,355,000	CHF	BCLY	08/05/2022	(673,990)
6,765,390	USD	6,480,000	CHF	BCLY	09/07/2022	(63,013)
2,706,028	USD	2,513,900,000	CLP	MSC	08/05/2022	(81,266)
7,913,820	USD	7,542,200,000	CLP	CBK	08/05/2022	(448,616)
16,442,060	USD	15,597,500,000	CLP	BOA	08/05/2022	(851,711)
6,705,910	USD	6,122,300,000	CLP	CBK	09/07/2022	(41,256)
4,266,588	USD	28,598,000	CNH	MSC	08/05/2022	30,163
1,860,805	USD	12,560,000	CNH	JPM	08/05/2022	202
4,686,639	USD	31,804,000	CNH	GSC	08/05/2022	(24,714)
6,097,286	USD	41,165,000	CNH	MSC	09/07/2022	(4,407)
327,850	USD	1,356,055,000	COP	MSC	08/05/2022	11,803
3,021,455	USD	13,434,900,000	COP	CBK	08/05/2022	(109,731)
1,211,747	USD	5,196,155,000	COP	CBK	09/07/2022	7,974
2,501,565	USD	59,940,000	CZK	CBK	08/05/2022	14,246
6,307,351	USD	151,881,000	CZK	MSC	08/05/2022	4,773
65,836,025	USD	63,406,000	EUR	BCLY	08/05/2022	1,009,889
10,943,653	USD	10,708,000	EUR	BOA	08/05/2022	(4,180)
6,742,780	USD	6,607,000	EUR	SCB	08/05/2022	(12,200)
9,503,553	USD	9,344,000	EUR	CBK	08/05/2022	(49,729)
9,817,799	USD	9,680,000	EUR	JPM	08/05/2022	(79,008)
6,759,942	USD	6,727,000	EUR	SSG	08/05/2022	(117,726)
46,115,257	USD	45,707,000	EUR	MSC	08/05/2022	(615,466)
100,678,975	USD	98,473,369	EUR	DEUT	08/31/2022	(180,669)
506,434	USD	496,000	EUR	MSC	09/07/2022	(1,848)
3,114,250	USD	3,059,000	EUR	BNP	09/07/2022	(20,496)
3,110,358	USD	3,059,000	EUR	BOA	09/07/2022	(24,388)
21,546,270	USD	21,242,000	EUR	BCLY	09/07/2022	(221,713)
1,515,537	USD	1,249,000	GBP	TDB	08/05/2022	(5,682)
4,702,361	USD	3,867,000	GBP	BCLY	08/05/2022	(7,448)
6,711,302	USD	5,575,000	GBP	MSC	08/05/2022	(78,764)
6,730,942	USD	5,612,000	GBP	BNP	08/05/2022	(104,188)
5,566,195	USD	4,690,000	GBP	SSG	08/05/2022	(145,986)
8,953,435	USD	7,494,000	GBP	BOA	08/05/2022	(173,876)
13,374,308	USD	11,146,000	GBP	CBK	08/05/2022	(200,953)
21,296,928	USD	17,768,000	GBP	JPM	08/05/2022	(343,592)
1,107,386	USD	919,000	GBP	TDB	08/31/2022	(12,557)
6,658,341	USD	2,648,688,000	HUF	MSC	08/05/2022	(28,489)
2,182,481	USD	32,477,500,000	IDR	SCB	08/05/2022	(6,952)
276

The Hartford World Bond Fund
Schedule of Investments – (continued)
July 31, 2022  (Unaudited)

Foreign Currency Contracts Outstanding at July 31, 2022 – (continued)
Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Counterparty	Settlement Date	Appreciation/ (Depreciation)
2,182,774	USD	32,477,500,000	IDR	MSC	09/07/2022	$ (4,880)
3,369,984	USD	11,555,000	ILS	GSC	08/05/2022	(30,252)
2,235,178	USD	7,710,000	ILS	BCLY	08/05/2022	(33,607)
102,621	USD	350,000	ILS	BNP	09/07/2022	(572)
18,223,992	USD	1,443,650,000	INR	JPM	08/05/2022	19,197
10,685,318	USD	855,520,000	INR	JPM	09/07/2022	(71,711)
2,034,497	USD	275,900,000	JPY	BOA	08/05/2022	(35,227)
4,394,382	USD	599,631,000	JPY	UBS	08/05/2022	(103,880)
7,353,076	USD	999,400,000	JPY	BNP	08/05/2022	(144,139)
6,758,012	USD	921,400,000	JPY	CBK	08/05/2022	(154,070)
28,490,645	USD	3,871,500,000	JPY	JPM	08/05/2022	(552,251)
60,388,999	USD	8,224,700,000	JPY	MSC	08/05/2022	(1,310,370)
77,531,653	USD	10,085,050,000	JPY	SCB	08/08/2022	1,860,021
19,803,211	USD	2,645,131,000	JPY	MSC	09/07/2022	(89,292)
102,141,883	USD	13,641,600,000	JPY	JPM	09/20/2022	(564,097)
95,335,696	USD	12,761,050,000	JPY	BOA	09/26/2022	(790,629)
125,608,338	USD	16,848,600,000	JPY	BCLY	10/03/2022	(1,386,844)
136,733,627	USD	18,421,550,000	JPY	BOA	10/11/2022	(2,217,475)
50,401,613	USD	6,954,850,000	JPY	BOA	10/17/2022	(2,086,148)
93,817,468	USD	12,819,200,000	JPY	DEUT	10/24/2022	(2,989,113)
310,132,546	USD	402,452,492,000	KRW	BNP	08/05/2022	315,385
6,803,396	USD	8,953,950,000	KRW	SCB	08/05/2022	(89,560)
6,797,199	USD	8,953,950,000	KRW	BOA	08/05/2022	(95,757)
9,296,899	USD	12,268,190,000	KRW	MSC	08/05/2022	(147,435)
40,346,674	USD	52,849,700,000	KRW	JPM	08/05/2022	(338,237)
6,742,287	USD	8,789,920,000	KRW	BOA	09/07/2022	(27,791)
13,356,366	USD	17,414,020,000	KRW	MSC	09/07/2022	(56,074)
299,998,835	USD	390,904,482,000	KRW	BNP	09/07/2022	(1,079,444)
26,118,390	USD	530,410,000	MXN	CBK	08/05/2022	122,906
445,072	USD	9,120,000	MXN	MSC	08/05/2022	(1,901)
11,811,440	USD	241,390,000	MXN	SSG	08/05/2022	(19,125)
3,990,107	USD	82,760,000	MXN	DEUT	08/05/2022	(65,975)
8,750,221	USD	179,960,000	MXN	JPM	08/05/2022	(69,650)
7,004,459	USD	144,640,000	MXN	GSC	08/05/2022	(84,371)
9,361,532	USD	194,600,000	MXN	BOA	08/05/2022	(175,847)
18,962,685	USD	192,952,000	NOK	DEUT	08/05/2022	(1,004,203)
178,634,564	USD	1,747,077,000	NOK	UBS	08/05/2022	(2,154,908)
6,753,929	USD	65,530,000	NOK	CBK	09/07/2022	(32,232)
16,503,838	USD	160,130,000	NOK	MSC	09/07/2022	(78,918)
167,528,194	USD	1,626,770,000	NOK	UBS	09/07/2022	(936,989)
6,759,935	USD	10,790,000	NZD	BOA	08/05/2022	(26,081)
28,277,747	USD	45,198,000	NZD	BNP	08/05/2022	(148,049)
10,280,004	USD	16,715,000	NZD	CBK	08/05/2022	(232,345)
16,177,924	USD	26,095,000	NZD	JPM	08/05/2022	(233,669)
19,992,542	USD	32,220,000	NZD	SSG	08/05/2022	(271,167)
164,634,557	USD	264,709,000	NZD	MSC	08/05/2022	(1,845,462)
8,624,065	USD	33,245,000	PEN	CBK	08/05/2022	156,528
1,024,775	USD	56,460,000	PHP	JPM	08/05/2022	743
1,009,025	USD	56,460,000	PHP	JPM	09/07/2022	(14,289)
11,599,843	USD	51,956,000	PLN	BNP	08/05/2022	403,467
1,844,214	USD	8,630,000	PLN	DEUT	08/05/2022	(15,527)
25,434,968	USD	119,290,000	PLN	BCLY	08/05/2022	(271,701)
6,264,271	USD	29,546,000	PLN	BCLY	09/07/2022	(63,551)
128,976,670	USD	1,310,465,000	SEK	JPM	08/05/2022	(10,141)
10,613,092	USD	108,380,000	SEK	CBK	08/05/2022	(54,564)
6,827,712	USD	70,830,000	SEK	BOA	08/05/2022	(143,963)
54,317,245	USD	558,712,000	SEK	UBS	08/05/2022	(675,815)
6,771,466	USD	68,690,000	SEK	JPM	09/07/2022	394
8,110,756	USD	82,940,000	SEK	CBK	09/07/2022	(65,000)
127,960,198	USD	1,314,395,000	SEK	UBS	09/07/2022	(1,605,432)
2,243,742	USD	3,121,000	SGD	BCLY	08/05/2022	(15,580)
4,382,914	USD	6,150,000	SGD	JPM	08/05/2022	(69,130)
65,890	USD	91,000	SGD	JPM	09/07/2022	10
6,784,561	USD	239,367,000	THB	JPM	08/05/2022	279,265
4,542,615	USD	77,808,000	TRY	JPM	08/05/2022	221,993
277

The Hartford World Bond Fund
Schedule of Investments – (continued)
July 31, 2022  (Unaudited)

Foreign Currency Contracts Outstanding at July 31, 2022 – (continued)
Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Counterparty	Settlement Date	Appreciation/ (Depreciation)
3,743,197	USD	70,840,000	TRY	JPM	09/07/2022	$ (30,845)
33,452,689	USD	996,104,000	TWD	CBK	08/05/2022	178,555
15,926,512	USD	476,139,000	TWD	CBK	09/07/2022	2,681
5,635,592	USD	169,265,000	TWD	BCLY	09/07/2022	(25,249)
15,689,142	USD	262,820,000	ZAR	GSC	08/05/2022	(113,028)
62,285,842	USD	1,040,887,000	ZAR	MSC	08/05/2022	(297,956)
25,250,682	USD	431,680,000	ZAR	BOA	08/05/2022	(704,273)
Total foreign currency contracts						$ (16,170,184)
† For information regarding the Fund’s significant accounting policies, please refer to the Fund’s most recent shareholder report.
Fair Value Summary
The following is a summary of the fair valuations according to the inputs used as of July 31, 2022 in valuing the Fund’s investments.
Description	Total	Level 1	Level 2	Level 3(1)
Assets
Asset & Commercial Mortgage-Backed Securities	$ 252,917,733	$ —	$ 252,917,733	$ —
Convertible Bonds	7,501,194	—	7,501,194	—
Corporate Bonds	507,183,085	—	507,183,085	—
Foreign Government Obligations	1,826,755,637	—	1,826,755,637	—
Senior Floating Rate Interests	137,363,434	—	137,363,434	—
U.S. Government Agencies	55,807,555	—	55,807,555	—
U.S. Government Securities	162,129,490	—	162,129,490	—
Common Stocks
United States	38,582	—	38,582	—
Escrows	1,907,942	—	1,907,942	—
Short-Term Investments	342,970,684	11,072,174	331,898,510	—
Purchased Options	992,816	—	992,816	—
Foreign Currency Contracts(2)	24,851,015	—	24,851,015	—
Futures Contracts(2)	7,391,515	7,391,515	—	—
Swaps - Credit Default(2)	1,047,338	—	1,047,338	—
Swaps - Interest Rate(2)	26,499,532	—	26,499,532	—
Total	$ 3,355,357,552	$ 18,463,689	$ 3,336,893,863	$ —
Liabilities
Foreign Currency Contracts(2)	$ (41,021,199)	$ —	$ (41,021,199)	$ —
Futures Contracts(2)	(19,140,795)	(19,140,795)	—	—
Swaps - Credit Default(2)	(1,323,363)	—	(1,323,363)	—
Swaps - Interest Rate(2)	(22,724,192)	—	(22,724,192)	—
Written Options	(474,595)	—	(474,595)	—
Total	$ (93,811,870)	$ (19,140,795)	$ (74,671,075)	$ —

(1)	For the period ended July 31, 2022, investments valued at $1,869,944 were transferred out of Level 3 due to the initiation of a vendor providing prices that are based on market activity which has been determined to be significant observable input. There were no transfers into Level 3.
(2)	Derivative instruments (excluding purchased and written options, if applicable) are valued at the unrealized appreciation/(depreciation) on the investments.
278

The Hartford Mutual Funds, Inc. (the "Company")
GLOSSARY: (abbreviations used in preceding Schedule of Investments)

Counterparty Abbreviations:
BCLY	Barclays
BMO	Bank of Montreal
BNP	BNP Paribas Securities Services
BOA	Bank of America Securities LLC
CBK	Citibank NA
CIBC	Canadian Imperial Bank of Commerce
CSI	Credit Suisse International
DEUT	Deutsche Bank Securities, Inc.
GSC	Goldman Sachs & Co.
HSBC	HSBC Bank USA
JPM	JP Morgan Chase & Co.
MSC	Morgan Stanley
RBC	RBC Dominion Securities, Inc.
RBS	RBS Greenwich Capital
SCB	Standard Chartered Bank
SGG	Societe Generale Group
SSG	State Street Global Markets LLC
TDB	Toronto-Dominion Bank
UBS	UBS AG
WEST	Westpac International
Currency Abbreviations:
ARS	Argentine Peso
AUD	Australia Dollar
BRL	Brazil Real
CAD	Canadian Dollar
CHF	Switzerland Franc
CLP	Chile Peso
CNY	China Yuan Renminbi
COP	Colombia Peso
CZK	Czech Republic Koruna
EGP	Egypt Pound
EUR	Euro Member Countries
GBP	British Pound
HUF	Hungary Forint
IDR	Indonesia Rupiah
ILS	Israel Shekel
INR	Indian Rupee
JPY	Japan Yen
KRW	Korean Won
MXN	Mexican Peso
MYR	Malaysia Ringgit
NOK	Norway Krone
NZD	New Zealand Dollar
PEN	Peru Nuevo Sol
PHP	Philippines Peso
PLN	Poland Zloty
RON	Romania New Leu
RSD	Serbia Dinar
RUB	Russia Ruble
SEK	Sweden Krona
SGD	Singapore Dollar
THB	Thailand Baht
TRY	Turkish Currency
TWD	Taiwan New Dollar
USD	United States Dollar
UYU	Uruguay Peso
ZAR	South Africa Rand
Index Abbreviations:
BADLAR	Buenos Aires Deposits of Large Amount Rate
CMS	Constant Maturity Swap
CMT	Constant Maturity Treasury Index
CPI	Consumer Price Index
CPURNSA	Consumer Price All Urban Non-Seasonally Adjusted
EAFE	Europe, Australasia and Far East
iBoxx	Markit iBoxx Indices - Euro, Sterling, Asian, US Dollar and European High-Yield Bond Markets
ICE	Intercontinental Exchange, Inc.
MTA	Monthly Treasury Average Index
S&P	Standard & Poor's
SPI	Share Price Index
Municipal Abbreviations:
Auth	Authority
Dev	Development
Dist	District
Facs	Facilities
GO	General Obligation
PA	Port Authority
Redev	Redevelopment
Rev	Revenue
VA	Veterans Administration
Other Abbreviations:
ACWI	All Country World Index
ADR	American Depositary Receipt
AGM	Assured Guaranty Municipal
AMBAC	American Municipal Bond Assurance Co.
ASA	Allmennaksjeselskap
BAM	Build America Mutual Assurance Corp.
BBSW	Bank Bill Swap Reference Rate
Bhd	Berhad
BUBOR	Budapest Interbank Offered Rate
BZDIOVRA	Brazil Cetip Interbank Deposit Rate
CD	Certificate of Deposit
CDOR	Canadian Dollar Offered Rate
CJSC	Closed Joint Stock Company
CLICP	Sinacofi Chile Interbank Offered Rate
CLO	Collateralized Loan Obligation
CMO	Collateralized Mortgage Obligation
CR	Custodial Receipts
EM	Emerging Markets
ETF	Exchange-Traded Fund
EURIBOR	Euro Interbank Offered Rate
FHA	Federal Housing Authority
FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GDR	Global Depositary Receipt
GNMA	Government National Mortgage Association
HUD	Housing and Urban Development
JIBAR	Johannesburg Interbank Agreed Rate
JSC	Joint Stock Company
KGaA	Kommanditgesellschaft Auf Aktien
LIBOR	London Interbank Offered Rate
MIBOR	Mumbai Inter-Bank Offered Rate
MSCI	Morgan Stanley Capital International
NATL	National Public Finance Guarantee Corp.
NIBOR	Norwegian Interbank Offered Rate
NVDR	Non-Voting Depositary Receipt
Nyrt	New York REIT Inc
OJSC	Open Joint Stock Company
PIK	Payment-in-kind
PJSC	Private Joint Stock Company
PRIBOR	Prague Interbank Offered Rate
PSF-GTD	Permanent School Fund Guaranteed
PT	Perseroan Terbatas
Q-SBLF	Qualified School Bond Loan Fund
REIT	Real Estate Investment Trust
SD CRED PROG	School District Credit Enhancement Program
SOFR	Secured Overnight Financing Rate
SONIA	Sterling Overnight Index Average
SPDR	Standard & Poor's Depositary Receipt
ST APPROP	State Appropriation
ST GTD	State Guaranteed
ST INTERCEPT	State Intercept Program
STIBOR	Stockholm Interbank Offered Rate
TBA	To Be Announced
Tbk	Terbuka
TCRS	Tennessee Consolidated Retirement System
TIIE	Interbank Equilibrium Interest Rate
UMBS	Uniform Mortgage-Backed Securities
WIBOR	Warsaw Interbank Offered Rate

279

The Hartford Mutual Funds, Inc. (the "Company")
 Notes to the Schedules of Investments
 July 31, 2022  (Unaudited)

1.	Investment Valuation and Fair Value Measurements:
For purposes of calculating the net asset value per share ("NAV") of each class of each Fund, portfolio securities and other assets held in the Fund’s portfolio for which market prices are readily available are valued at market value. Market value is generally determined on the basis of official close price or last reported trade price. If no trades were reported, market value is based on prices obtained from a quotation reporting system, established market makers (including evaluated prices), or independent pricing services. Pricing vendors may use matrix pricing or valuation models that utilize certain inputs and assumptions to derive values, including transaction data, credit quality information, general market conditions, news, and other factors and assumptions.
If market prices are not readily available or are deemed unreliable, a Fund will use the fair value of the security or other instrument as determined in good faith under policies and procedures established by and under the supervision of the Board of Directors of the Company (the “Board of Directors”) (“Valuation Procedures”). Market prices are considered not readily available where there is an absence of current or reliable market-based data (e.g., trade information or broker quotes), including where events occur after the close of the relevant market, but prior to the NYSE Close, that materially affect the values of a Fund’s portfolio holdings or assets. In addition, market prices are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which the securities or other instruments trade do not open for trading for the entire day and no other market prices are available. Fair value pricing is subjective in nature and the use of fair value pricing by a Fund may cause the NAV of its shares to differ significantly from the NAV that would have been calculated using market prices at the close of the exchange on which a portfolio holding is primarily traded. There can be no assurance that a Fund could obtain the fair value assigned to an investment if the Fund were to sell the investment at approximately the time at which the Fund determines its NAV.
Prices of foreign equities that are principally traded on certain foreign markets will generally be adjusted daily pursuant to a fair value pricing service in order to reflect an adjustment for the factors occurring after the close of certain foreign markets but before the NYSE Close. Securities and other instruments that are primarily traded on foreign markets may trade on days that are not business days of the Funds. The value of the foreign securities or other instruments in which a Fund invests may change on days when a shareholder will not be able to purchase, redeem or exchange shares of the Fund.
Fixed income investments (other than short-term obligations) and non-exchange traded derivatives held by a Fund are normally valued at prices supplied by independent pricing services in accordance with the Valuation Procedures. Short-term investments maturing in 60 days or less are generally valued at amortized cost, which approximates fair value.
Exchange-traded derivatives, such as options, futures and options on futures, are valued at the last sale price determined by the exchange where such instruments principally trade as of the close of such exchange (“Exchange Close”). If a last sale price is not available, the value will be the mean of the most recently quoted bid and ask prices as of the Exchange Close. If a mean of the bid and ask prices cannot be calculated for the day, the value will be the most recently quoted bid price as of the Exchange Close. Over-the-counter derivatives are normally valued based on prices supplied by independent pricing services in accordance with the Valuation Procedures.
Investments valued in currencies other than U.S. dollars are converted to U.S. dollars using the prevailing spot currency exchange rates obtained from independent pricing services for calculation of the NAV. As a result, the NAV of a Fund’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of securities or other instruments traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the Exchange is closed and the market value may change on days when an investor is not able to purchase, redeem or exchange shares of a Fund.
Foreign currency contracts represent agreements to exchange currencies on specific future dates at predetermined rates. Foreign currency contracts are valued using foreign currency exchange rates and forward rates as provided by an independent pricing service on the Valuation Date.
Investments in investment companies that are not listed or traded on an exchange ("Non-Traded Funds"), if any, are valued at the respective NAV of each Non-Traded Fund on the Valuation Date. Shares of investment companies listed and traded on an exchange are valued in the same manner as any exchange-listed equity security. Such Non-Traded Funds and listed investment companies may use fair value pricing as disclosed in their prospectuses.
Financial instruments for which prices are not available from an independent pricing service may be valued using market quotations obtained from one or more dealers that make markets in the respective financial instrument in accordance with the Valuation Procedures.
U.S. Generally Accepted Accounting Principles ("U.S. GAAP") defines fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants. The U.S. GAAP fair value measurement standards require disclosure of a fair value hierarchy for each major category of assets and liabilities. Various inputs are used in determining the fair value of each Fund’s investments. These inputs are summarized into three broad hierarchy levels. This hierarchy is based on whether the valuation inputs are observable or unobservable.
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The Hartford Mutual Funds, Inc. (the "Company")
 Notes to the Schedules of Investments – (continued)
 July 31, 2022  (Unaudited)

These levels are:
•	Level 1 – Quoted prices in active markets for identical investments. Level 1 may include exchange-traded instruments, such as domestic equities, some foreign equities, options, futures, mutual funds, exchange-traded funds, rights and warrants.
•	Level 2 – Observable inputs other than Level 1 prices, such as quoted prices for similar investments; quoted prices in markets that are not active; or other inputs that are observable or can be corroborated by observable market data. Level 2 may include debt investments that are traded less frequently than exchange-traded instruments and which are valued using independent pricing services; foreign equities, which are principally traded on certain foreign markets and are adjusted daily pursuant to a fair value pricing service in order to reflect an adjustment for the factors occurring after the close of certain foreign markets but before the NYSE Close; senior floating rate interests, which are valued using an aggregate of dealer bids; short-term investments, which are valued at amortized cost; and swaps, which are valued based upon the terms of each swap contract.
•	Level 3 – Significant unobservable inputs that are supported by limited or no market activity. Level 3 may include financial instruments whose values are determined using indicative market quotes or require significant management judgment or estimation. These unobservable valuation inputs may include estimates for current yields, maturity/duration, prepayment speed, and indicative market quotes for comparable investments along with other assumptions relating to credit quality, collateral value, complexity of the investment structure, general market conditions and liquidity. This category may include investments where trading has been halted or there are certain restrictions on trading. While these investments are priced using unobservable inputs, the valuation of these investments reflects the best available data and management believes the prices are a reasonable representation of exit price.
The Board of Directors has delegated the day-to-day responsibility for implementing the Valuation Procedures to the Valuation Committee. The Valuation Committee will consider all relevant factors in determining an investment’s fair value, and may seek the advice of such Fund’s sub-advisers, as applicable, knowledgeable brokers, and legal counsel in making such determination. The Valuation Committee reports to the Audit Committee of the Board of Directors.
Valuation levels are not necessarily indicative of the risk associated with investing in such investments. Individual investments within any of the above mentioned asset classes may be assigned a different hierarchical level than those presented above, as individual circumstances dictate.
For additional information, refer to the Fair Value Summary and the Level 3 roll-forward reconciliation, if applicable, which follows each Fund’s Schedule of Investments.
Recent events, including the invasion of Ukraine by Russia, have interjected uncertainty into the global financial markets. One or more of the Funds hold positions in securities or other instruments that are economically tied to Russia. Investments in Russia are subject to political, economic, legal, market and currency risks, as well as the risks related to the economic sanctions on Russia imposed by the United States and/or other countries. Such sanctions which affect companies in many sectors, including energy, financial services and defense, among others could adversely affect the global energy and financial markets and, thus, could affect the value of a Fund’s investments, even beyond any direct exposure the Fund may have to Russian issuers or the adjoining geographic regions. In addition, certain transactions have or may be prohibited and/or existing investments have or may become illiquid (e.g., because transacting in certain existing investments is prohibited), which could cause a Fund to sell other portfolio holdings at a disadvantageous time or price in order to meet shareholder redemptions.
2.	Affiliate Fund Transactions:
A summary of affiliate fund transactions for the Hartford AARP Balanced Retirement Fund, The Hartford Checks and Balances Fund, The Hartford Conservative Allocation Fund, The Hartford Growth Allocation Fund and Hartford Moderate Allocation Fund for the period ended July 31, 2022 is as follows:

Affiliated Investment Companies	Beginning Value as of November 1, 2021	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ (Depreciation)	Ending Value as of July 31, 2022	Shares as of July 31, 2022	Dividend Income	Capital Gains Distribution
Hartford AARP Balanced Retirement Fund
Hartford Multifactor Developed Markets (ex-US) ETF	$ 4,836,509	$ —	$ 3,137,844	$ 14,347	$ (536,373)	$ 1,176,639	45,748	$ 171,646	$ —
Hartford Multifactor Emerging Markets ETF	4,827,480	1,162,587	2,016,935	(131,023)	(718,324)	3,123,785	154,261	200,967	—
Hartford Multifactor US Equity ETF	2,928,751	—	1,922,698	407,672	(519,360)	894,365	22,364	29,111	—
281

The Hartford Mutual Funds, Inc. (the "Company")
 Notes to the Schedules of Investments – (continued)
 July 31, 2022  (Unaudited)

Affiliated Investment Companies	Beginning Value as of November 1, 2021	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ (Depreciation)	Ending Value as of July 31, 2022	Shares as of July 31, 2022	Dividend Income	Capital Gains Distribution
Hartford AARP Balanced Retirement Fund – (continued)
The Hartford World Bond Fund, Class F	$ 10,415,856	$ 5,019,066	$ 5,913,555	$ (304,508)	$ (240,943)	$ 8,975,916	891,352	$ 114,245	$ 31,637
Total	$23,008,596	$6,181,653	$12,991,032	$(13,512)	$(2,015,000)	$14,170,705	1,113,725	$515,969	$31,637
The Hartford Checks and Balances Fund
Hartford Total Return Bond ETF	$ 573,409,796	$ 28,299,014	$ 29,757,773	$ (6,208,953)	$ (74,138,145)	$ 491,603,939	14,025,790	$ 21,117,938	$ —
The Hartford Capital Appreciation Fund, Class F	572,004,569	119,077,606	43,204,103	(3,769,142)	(154,948,514)	489,160,416	13,449,558	2,658,221	78,674,825
The Hartford Dividend and Growth Fund, Class F	574,394,330	42,271,544	80,791,865	7,569,859	(56,496,920)	486,946,948	15,677,622	5,578,045	26,871,196
Total	$1,719,808,695	$189,648,164	$153,753,741	$(2,408,236)	$(285,583,579)	$1,467,711,303	43,152,970	$29,354,204	$105,546,021
The Hartford Conservative Allocation Fund
Hartford Core Bond ETF	$ 28,705,306	$ 276,646	$ 4,643,502	$ (517,085)	$ (2,436,818)	$ 21,384,547	584,683	$ 383,671	$ —
Hartford Core Equity Fund, Class F	11,953,894	6,149,788	3,079,061	(396,896)	(1,993,327)	12,634,398	295,887	93,237	290,822
Hartford Large Cap Growth ETF	—	3,918,983	—	—	(736,582)	3,182,401	245,603	—	—
Hartford Multifactor Developed Markets (ex-US) ETF	5,062,983	633,850	1,519,979	33,395	(682,802)	3,527,447	137,148	217,150	—
Hartford Multifactor US Equity ETF	6,697,111	—	2,363,652	656,322	(807,691)	4,182,090	104,575	65,148	—
Hartford Schroders Commodity Strategy ETF	—	2,065,431	960,393	205,595	310,113	1,620,746	64,662	—	—
Hartford Schroders Emerging Markets Equity Fund, Class F	1,024,258	902,576	524,113	(45,638)	(276,555)	1,080,528	71,228	14,596	—
Hartford Schroders International Multi-Cap Value Fund, Class F	2,082,154	1,943,204	1,386,914	(20,620)	(260,004)	2,357,820	262,271	60,732	—
Hartford Schroders Sustainable Core Bond Fund, Class F	—	21,325,464	2,070,577	(175,708)	(1,284,119)	17,795,060	1,930,050	197,565	—
Hartford Short Duration ETF	12,646,270	—	12,539,375	61,482	(168,377)	—	—	74,734	—
Hartford Small Cap Value Fund, Class F	3,439,546	601,079	2,235,390	198,304	(441,789)	1,561,750	134,056	36,737	183,094
The Hartford Equity Income Fund, Class F	7,186,382	1,550,130	4,935,231	422,459	(807,787)	3,415,953	155,483	85,694	498,285
The Hartford Growth Opportunities Fund, Class F	3,809,522	824,541	1,051,867	(313,353)	(1,462,424)	1,806,419	49,141	—	667,711
The Hartford Inflation Plus Fund, Class F	8,636,981	504,568	2,762,657	(48,526)	(621,944)	5,708,422	530,030	430,327	—
282

The Hartford Mutual Funds, Inc. (the "Company")
 Notes to the Schedules of Investments – (continued)
 July 31, 2022  (Unaudited)

Affiliated Investment Companies	Beginning Value as of November 1, 2021	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ (Depreciation)	Ending Value as of July 31, 2022	Shares as of July 31, 2022	Dividend Income	Capital Gains Distribution
The Hartford Conservative Allocation Fund – (continued)
The Hartford International Growth Fund, Class F	$ 2,450,108	$ 907,258	$ 1,760,211	$ (146,569)	$ (311,019)	$ 1,139,567	82,878	$ 15,954	$ 8,007
The Hartford International Opportunities Fund, Class F	4,533,809	703,154	1,333,898	(105,504)	(991,908)	2,805,653	180,428	78,633	378,448
The Hartford Small Company Fund, Class F	3,509,978	1,422,649	1,761,038	(348,425)	(994,219)	1,828,945	97,284	—	682,800
The Hartford Strategic Income Fund, Class F	11,051,345	7,042,009	5,204,938	(706,039)	(1,803,674)	10,378,703	1,349,636	382,577	125,782
The Hartford World Bond Fund, Class F	25,159,712	4,560,272	9,653,736	(388,198)	(556,208)	19,121,842	1,898,892	244,624	78,244
Total	$137,949,359	$55,331,602	$59,786,532	$(1,635,004)	$(16,327,134)	$115,532,291	8,173,935	$2,381,379	$2,913,193
The Hartford Growth Allocation Fund
Hartford Core Bond ETF	$ 37,328,864	$ 13,189,224	$ 14,912,708	$ (1,583,318)	$ (2,820,820)	$ 31,201,242	853,085	$ 550,508	$ —
Hartford Core Equity Fund, Class F	122,906,092	18,284,133	23,449,595	(1,512,873)	(19,211,983)	97,015,774	2,272,032	962,338	3,038,327
Hartford Large Cap Growth ETF	—	45,462,669	—	—	(11,347,398)	34,115,271	2,632,859	—	—
Hartford Multifactor Developed Markets (ex-US) ETF	60,128,652	5,382,363	19,042,691	329,944	(7,748,261)	39,050,007	1,518,274	2,500,582	—
Hartford Multifactor US Equity ETF	64,259,836	—	11,226,741	3,018,504	(5,384,781)	50,666,818	1,266,946	707,605	—
Hartford Schroders Commodity Strategy ETF	—	19,147,780	9,071,990	1,947,294	2,844,813	14,867,897	593,176	—	—
Hartford Schroders Emerging Markets Equity Fund, Class F	11,920,371	7,081,203	2,289,641	(86,834)	(3,720,096)	12,905,003	850,692	159,111	—
Hartford Schroders International Multi-Cap Value Fund, Class F	21,755,417	22,333,112	16,434,772	(323,407)	(2,970,150)	24,360,200	2,709,700	637,383	—
Hartford Schroders Sustainable Core Bond Fund, Class F	—	26,827,896	1,160,546	(122,187)	(6,616)	25,538,547	2,769,907	165,026	—
Hartford Short Duration ETF	11,789,728	—	11,690,072	99,601	(199,257)	—	—	69,672	—
Hartford Small Cap Value Fund, Class F	39,041,552	7,710,951	25,033,896	726,691	(3,778,524)	18,666,774	1,602,298	435,373	2,180,253
The Hartford Equity Income Fund, Class F	77,630,805	7,570,821	32,124,282	3,556,370	(8,155,706)	48,478,008	2,206,555	980,346	5,336,115
The Hartford Growth Opportunities Fund, Class F	35,559,329	6,281,999	1,016,858	(318,673)	(17,605,790)	22,900,007	622,960	—	6,281,999
The Hartford Inflation Plus Fund, Class F	11,076,769	259,447	10,996,824	333,279	(672,671)	—	—	259,447	—
283

The Hartford Mutual Funds, Inc. (the "Company")
 Notes to the Schedules of Investments – (continued)
 July 31, 2022  (Unaudited)

Affiliated Investment Companies	Beginning Value as of November 1, 2021	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ (Depreciation)	Ending Value as of July 31, 2022	Shares as of July 31, 2022	Dividend Income	Capital Gains Distribution
The Hartford Growth Allocation Fund – (continued)
The Hartford International Growth Fund, Class F	$ 24,866,328	$ 4,231,605	$ 8,698,857	$ (1,025,183)	$ (4,907,260)	$ 14,466,633	1,052,119	$ 153,926	$ 80,026
The Hartford International Opportunities Fund, Class F	51,165,840	5,102,880	10,773,547	(695,770)	(12,017,845)	32,781,558	2,108,139	864,420	4,238,460
The Hartford Small Company Fund, Class F	38,972,840	11,109,541	17,187,439	(2,845,089)	(12,161,621)	17,888,232	951,502	—	7,562,592
The Hartford Strategic Income Fund, Class F	12,461,743	16,536,713	10,033,507	(863,752)	(2,450,859)	15,650,338	2,035,155	517,277	140,894
The Hartford World Bond Fund, Class F	26,366,929	11,091,268	6,098,612	(419,373)	(916,193)	30,024,019	2,981,531	279,805	81,492
Total	$647,231,095	$227,603,605	$231,242,578	$215,224	$(113,231,018)	$530,576,328	29,026,930	$9,242,819	$28,940,158
Hartford Moderate Allocation Fund
Hartford Core Bond ETF	$ 59,092,066	$ 2,113,317	$ 11,562,007	$ (1,335,173)	$ (4,782,710)	$ 43,525,493	1,190,047	$ 790,555	$ —
Hartford Core Equity Fund, Class F	59,553,749	23,593,331	13,010,494	(1,955,197)	(9,660,355)	58,521,034	1,370,516	460,768	1,455,153
Hartford Large Cap Growth ETF	—	18,184,252	—	—	(3,817,753)	14,366,499	1,108,740	—	—
Hartford Multifactor Developed Markets (ex-US) ETF	30,587,300	3,001,143	9,414,955	158,923	(3,990,154)	20,342,257	790,912	1,285,200	—
Hartford Multifactor US Equity ETF	30,103,823	—	9,450,916	2,583,361	(3,357,433)	19,878,835	497,079	301,299	—
Hartford Schroders Commodity Strategy ETF	—	10,282,282	4,809,951	1,034,768	1,539,661	8,046,760	321,037	—	—
Hartford Schroders Emerging Markets Equity Fund, Class F	5,977,018	3,819,390	1,219,909	(77,606)	(1,896,216)	6,602,677	435,246	78,752	—
Hartford Schroders International Multi-Cap Value Fund, Class F	12,137,732	11,035,349	7,342,574	(168,816)	(1,677,869)	13,983,822	1,555,486	361,803	—
Hartford Schroders Sustainable Core Bond Fund, Class F	—	41,105,772	3,968,200	(370,045)	(1,682,125)	35,085,402	3,805,358	339,432	—
Hartford Short Duration ETF	20,220,155	—	20,049,239	141,745	(312,661)	—	—	119,492	—
Hartford Small Cap Value Fund, Class F	18,487,318	3,320,332	12,157,743	814,248	(2,290,444)	8,173,711	701,606	188,840	977,875
The Hartford Equity Income Fund, Class F	35,930,231	4,842,502	20,137,181	2,276,843	(4,243,882)	18,668,513	849,728	420,605	2,517,257
The Hartford Growth Opportunities Fund, Class F	16,731,724	2,955,868	2,038,228	(621,092)	(7,512,089)	9,516,183	258,873	—	2,955,868
The Hartford Inflation Plus Fund, Class F	15,327,750	352,929	15,218,779	451,403	(913,303)	—	—	352,929	—
284

The Hartford Mutual Funds, Inc. (the "Company")
 Notes to the Schedules of Investments – (continued)
 July 31, 2022  (Unaudited)

Affiliated Investment Companies	Beginning Value as of November 1, 2021	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ (Depreciation)	Ending Value as of July 31, 2022	Shares as of July 31, 2022	Dividend Income	Capital Gains Distribution
Hartford Moderate Allocation Fund – (continued)
The Hartford International Growth Fund, Class F	$ 14,150,176	$ 3,290,805	$ 6,792,830	$ (511,784)	$ (2,532,662)	$ 7,603,705	552,997	$ 87,719	$ 45,605
The Hartford International Opportunities Fund, Class F	26,890,060	2,692,630	6,134,533	(393,153)	(6,223,445)	16,831,559	1,082,415	454,294	2,227,510
The Hartford Small Company Fund, Class F	16,785,310	5,839,316	7,434,592	(1,006,784)	(5,548,062)	8,635,188	459,319	—	3,242,667
The Hartford Strategic Income Fund, Class F	18,440,440	18,266,331	11,358,056	(1,301,649)	(3,477,881)	20,569,185	2,674,796	725,261	206,516
The Hartford World Bond Fund, Class F	38,648,162	6,944,198	7,354,319	(380,474)	(1,355,413)	36,502,154	3,624,842	388,850	118,255
Total	$419,063,014	$161,639,747	$169,454,506	$(660,482)	$(63,734,796)	$346,852,977	21,278,997	$6,355,799	$13,746,706
3.	Affiliated Security Transactions:
If a Fund owns 5% or more of the outstanding voting securities, either directly or indirectly, of a particular issuer, the 1940 Act deems such an issuer to be an “affiliate” of the Fund's. As of and during the period ended July 31, 2022, the Fund's owned 5% or more of the outstanding voting securities of the issuers identified in the table below and therefore those issuers are considered affiliates of that Fund for purposes of the 1940 Act.
A summary of affiliated security transactions for the period ended July 31, 2022 follows:

Affiliated Investments	Beginning Value as of November 1, 2021	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Return of Capital	Change in Unrealized Appreciation/ (Depreciation)	Ending Value as of July 31, 2022	Shares as of July 31, 2022	Dividend Income	Capital Gains Distribution
The Hartford MidCap Fund
CommScope Holding Co., Inc.*	$ 109,463,815	$ 16,372,504	$ 45,325,565	$ (20,689,665)	$ —	$ (5,217,221)	$ 54,603,868	6,046,940	$ —	$ —
Reata Pharmaceuticals, Inc. Class A*	111,480,283	19,138,827	4,671,455	(22,293,168)	—	(59,435,833)	44,218,654	1,441,286	—	—
Total	$220,944,098	$35,511,331	$49,997,020	$(42,982,833)	$—	$(64,653,054)	$98,822,522	7,488,226	$—	$—
The Hartford Small Company Fund
Allstar Co.(1)	$ —	$ —	$ —	$ —	$ —	$ —	$ —	3,136,600	$ —	$ —

*	Not an affiliate as of July 31, 2022.
(1)	Allstar Co. is a Delaware limited liability company that was created for the purpose of investing in Academy Sports & Outdoors, Inc. As a result of the Fund's holdings in Allstar Co., the Fund previously had indirect exposure to Academy Sports & Outdoors, Inc.; however, the Fund does not have direct or indirect exposure to 5% or more of the outstanding voting securities of Academy Sports & Outdoors, Inc.
285